UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06440

Fidelity Aberdeen Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2022

Item 1.

Reports to Stockholders
Fidelity Advisor Freedom® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065

Annual Report

March 31, 2022

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Fidelity Advisor Freedom® Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity Advisor Freedom® Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2022	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(6.73)%	2.86%	3.12%
Class M (incl. 3.50% sales charge)	(4.77)%	3.08%	3.11%
Class C (incl. contingent deferred sales charge)	(2.69)%	3.30%	3.11%
Class I	(0.80)%	4.33%	3.99%
Class Z	(0.75)%	4.37%	4.01%
Class Z6	(0.71)%	4.44%	4.04%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® Income Fund - Class A on March 31, 2012, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$13,593	Fidelity Advisor Freedom® Income Fund - Class A
$12,480	Bloomberg U.S. Aggregate Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Fidelity Advisor Freedom® 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2022	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(6.60)%	3.50%	4.00%
Class M (incl. 3.50% sales charge)	(4.59)%	3.73%	3.98%
Class C (incl. contingent deferred sales charge)	(2.48)%	3.97%	3.99%
Class I	(0.64)%	4.99%	4.88%
Class Z	(0.48)%	5.05%	4.91%
Class Z6	(0.52)%	5.10%	4.93%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2005 Fund - Class A on March 31, 2012, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$14,797	Fidelity Advisor Freedom® 2005 Fund - Class A
$12,480	Bloomberg U.S. Aggregate Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Fidelity Advisor Freedom® 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2022	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(6.14)%	4.44%	4.93%
Class M (incl. 3.50% sales charge)	(4.11)%	4.67%	4.91%
Class C (incl. contingent deferred sales charge)	(2.10)%	4.90%	4.93%
Class I	(0.21)%	5.92%	5.81%
Class Z	(0.20)%	5.97%	5.83%
Class Z6	(0.10)%	6.05%	5.87%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2010 Fund - Class A on March 31, 2012, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$16,180	Fidelity Advisor Freedom® 2010 Fund - Class A
$12,480	Bloomberg U.S. Aggregate Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Fidelity Advisor Freedom® 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2022	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(5.82)%	5.33%	5.59%
Class M (incl. 3.50% sales charge)	(3.84)%	5.55%	5.57%
Class C (incl. contingent deferred sales charge)	(1.65)%	5.80%	5.58%
Class I	0.20%	6.85%	6.48%
Class Z	0.25%	6.90%	6.50%
Class Z6	0.31%	6.99%	6.55%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2015 Fund - Class A on March 31, 2012, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$17,220	Fidelity Advisor Freedom® 2015 Fund - Class A
$12,480	Bloomberg U.S. Aggregate Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Fidelity Advisor Freedom® 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2022	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(5.51)%	6.07%	6.18%
Class M (incl. 3.50% sales charge)	(3.52)%	6.32%	6.17%
Class C (incl. contingent deferred sales charge)	(1.37)%	6.55%	6.18%
Class I	0.53%	7.62%	7.08%
Class Z	0.58%	7.66%	7.11%
Class Z6	0.69%	7.80%	7.17%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2020 Fund - Class A on March 31, 2012, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index and S&P 500 Index performed over the same period.

Period Ending Values
$18,208	Fidelity Advisor Freedom® 2020 Fund - Class A
$12,480	Bloomberg U.S. Aggregate Bond Index
$39,197	S&P 500® Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Effective October 1, 2021, the fund’s benchmark changed from the S&P 500 Index to the Bloomberg U.S. Aggregate Bond Index.

Fidelity Advisor Freedom® 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2022	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(5.15)%	6.70%	6.89%
Class M (incl. 3.50% sales charge)	(3.13)%	6.94%	6.88%
Class C (incl. contingent deferred sales charge)	(1.03)%	7.17%	6.88%
Class I	0.89%	8.25%	7.79%
Class Z	0.94%	8.30%	7.82%
Class Z6	1.07%	8.45%	7.89%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2025 Fund - Class A on March 31, 2012, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$19,471	Fidelity Advisor Freedom® 2025 Fund - Class A
$39,197	S&P 500® Index

Fidelity Advisor Freedom® 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2022	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(4.76)%	7.64%	7.63%
Class M (incl. 3.50% sales charge)	(2.72)%	7.88%	7.62%
Class C (incl. contingent deferred sales charge)	(0.62)%	8.10%	7.62%
Class I	1.37%	9.19%	8.54%
Class Z	1.37%	9.25%	8.57%
Class Z6	1.56%	9.41%	8.65%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2030 Fund - Class A on March 31, 2012, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$20,866	Fidelity Advisor Freedom® 2030 Fund - Class A
$39,197	S&P 500® Index

Fidelity Advisor Freedom® 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2022	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(3.91)%	8.84%	8.55%
Class M (incl. 3.50% sales charge)	(1.83)%	9.08%	8.54%
Class C (incl. contingent deferred sales charge)	0.25%	9.30%	8.54%
Class I	2.25%	10.41%	9.47%
Class Z	2.35%	10.48%	9.50%
Class Z6	2.48%	10.66%	9.59%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2035 Fund - Class A on March 31, 2012, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$22,715	Fidelity Advisor Freedom® 2035 Fund - Class A
$39,197	S&P 500® Index

Fidelity Advisor Freedom® 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2022	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(3.17)%	9.46%	8.89%
Class M (incl. 3.50% sales charge)	(1.08)%	9.71%	8.88%
Class C (incl. contingent deferred sales charge)	1.05%	9.93%	8.88%
Class I	3.03%	11.06%	9.82%
Class Z	3.14%	11.14%	9.86%
Class Z6	3.31%	11.32%	9.95%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2040 Fund - Class A on March 31, 2012, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$23,442	Fidelity Advisor Freedom® 2040 Fund - Class A
$39,197	S&P 500® Index

Fidelity Advisor Freedom® 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2022	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(3.14)%	9.48%	8.96%
Class M (incl. 3.50% sales charge)	(1.05)%	9.71%	8.95%
Class C (incl. contingent deferred sales charge)	1.03%	9.94%	8.96%
Class I	3.02%	11.06%	9.88%
Class Z	3.12%	11.12%	9.91%
Class Z6	3.32%	11.33%	10.02%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2045 Fund - Class A on March 31, 2012, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$23,589	Fidelity Advisor Freedom® 2045 Fund - Class A
$39,197	S&P 500® Index

Fidelity Advisor Freedom® 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2022	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(3.15)%	9.47%	8.98%
Class M (incl. 3.50% sales charge)	(1.07)%	9.71%	8.96%
Class C (incl. contingent deferred sales charge)	1.07%	9.94%	8.97%
Class I	3.01%	11.05%	9.90%
Class Z	3.10%	11.14%	9.94%
Class Z6	3.30%	11.31%	10.03%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2050 Fund - Class A on March 31, 2012, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$23,622	Fidelity Advisor Freedom® 2050 Fund - Class A
$39,197	S&P 500® Index

Fidelity Advisor Freedom® 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2022	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(3.16)%	9.47%	9.05%
Class M (incl. 3.50% sales charge)	(1.06)%	9.72%	9.04%
Class C (incl. contingent deferred sales charge)	1.09%	9.95%	9.04%
Class I	3.00%	11.04%	9.97%
Class Z	3.10%	11.13%	10.01%
Class Z6	3.30%	11.31%	10.11%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2055 Fund - Class A on March 31, 2012, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$23,792	Fidelity Advisor Freedom® 2055 Fund - Class A
$39,197	S&P 500® Index

Fidelity Advisor Freedom® 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2022	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	(3.17)%	9.46%	8.26%
Class M (incl. 3.50% sales charge)	(1.09)%	9.70%	8.33%
Class C (incl. contingent deferred sales charge)	0.99%	9.93%	8.29%
Class I	3.01%	11.03%	9.38%
Class Z	3.06%	11.11%	9.43%
Class Z6	3.23%	11.28%	9.54%

 A From August 5, 2014

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 Class C shares’ contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018 are those of Class I.

 The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017 are those of Class I.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2060 Fund - Class A on August 5, 2014, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$18,363	Fidelity Advisor Freedom® 2060 Fund - Class A
$27,342	S&P 500® Index

Fidelity Advisor Freedom® 2065 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2022	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	(3.16)%	9.81%
Class M (incl. 3.50% sales charge)	(1.11)%	10.48%
Class C (incl. contingent deferred sales charge)	1.04%	11.37%
Class I	2.94%	12.48%
Class Z	3.02%	12.59%
Class Z6	3.27%	12.78%

 A From June 28, 2019

 Class C shares’ contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2065 Fund - Class A on June 28, 2019, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$12,935	Fidelity Advisor Freedom® 2065 Fund - Class A
$16,126	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending March 31, 2022, global financial markets were influenced by the reopening of businesses, an improved outlook for global economic growth, and fiscal and monetary stimulus. Strong corporate earnings growth amid ongoing midcycle economic expansion in several countries provided support for risk assets. However, as the calendar turned, investors grappled with soaring inflation, increasing bond yields, supply constraint and disruption, and Russia’s invasion of Ukraine, which led to surging commodity prices.

International equities returned -1.33% the past 12 months, according to the MSCI ACWI (All Country World Index) ex USA Index. By region, emerging markets (-11%) lagged most, followed by Japan (-6%). Conversely, Canada (+21%) topped the broader index by a wide margin. The U.K. (+15%), Asia Pacific ex Japan (+3%) and Europe ex U.K. (+1%) also outperformed. By sector, consumer discretionary (-21%) and communication services (-16%) fared worst. In contrast, energy (+24%) notably outperformed due to rising prices for oil and natural gas. Materials and financials each gained about 10%.

U.S. stocks gained 11.67% for the 12 months, as measured by the Dow Jones U.S. Total Stock Market Index. Among sectors, energy (+64%) led the way. Real estate (+20%), utilities (+19%) and information technology (+16%) also showed strength. In contrast, communication services (-3%) notably lagged. Small-cap stocks widely trailed larger-caps, while value outpaced growth, except among large-caps. Commodities rose 49.25%, per the Bloomberg Commodity Index Total Return.

U.S. taxable investment-grade bonds returned -4.15%, according to the Bloomberg U.S. Aggregate Bond Index, amid rising market interest rates and inflation. In December, the U.S. Federal Reserve said it was time to retire the term “transitory” in describing U.S. inflation and raised prospects for three quarter-point rate hikes in 2022. Corporate bonds (-4.16%) trailed U.S. Treasuries (-3.67%). Commercial mortgage-backed securities (-4.46%) and agencies (-3.94%) also lost ground. Outside the index, Treasury Inflation-Protected Securities (+4.29%) and leveraged loans (+3.38%) gained, but other non-core groups declined, such as emerging-markets debt (-6.18%) and U.S. corporate high-yield bonds (-0.30%).

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  For the fiscal year, the Class I shares of each Fidelity Advisor Freedom® Fund posted a return ranging from -0.80% for Fidelity Advisor Freedom Income Fund to 3.03% for Fidelity Advisor Freedom 2040 Fund. Each Fund underperformed its Composite index the past 12 months. Security selection among the underlying investment portfolios was the primary relative detractor, whereas active asset allocation contributed to the Funds' relative results. Specifically, investments in underlying emerging-markets equity funds detracted most. In this asset class, Fidelity® Series Emerging Markets Opportunities Fund (-19.20%) lagged the -11.36% result of its benchmark, the MSCI Emerging Markets Index. Underlying investments in U.S. equities also held back the Funds' performance versus Composites. Specifically, Fidelity Advisor® Series Growth Opportunities Fund (-5.04%) hurt most, as the fund trailed the 12.86% advance of its benchmark, the Russell 3000® Growth Index. An investment in Fidelity® Series Large Cap Stock Fund (+12.85%) also detracted, given the fund trailed the 15.65% gain of its benchmark, the S&P 500® index. Conversely, investments in non-U.S. developed-markets equities and investment-grade bonds lifted the Funds' relative performance the past year. In terms of active asset allocation, a non-Composite allocation to commodities added relative value, given the 48.79% return for Fidelity® Series Commodity Strategy Fund. Underweighting investment-grade bonds also contributed versus Composites, as this asset class lagged many others in which the Funds invest. In contrast, positioning in equities detracted from the Funds' relative results. Lastly, an outsized allocation to emerging-markets equities hurt, as did an underweighting in strong-performing U.S. equities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Advisor Freedom® Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	39.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	15.9
Fidelity Series Government Money Market Fund 0.31%	10.1
Fidelity Series Emerging Markets Opportunities Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	3.7
Fidelity Series International Developed Markets Bond Index Fund	3.1
Fidelity Series Short-Term Credit Fund	2.5
Fidelity Series International Value Fund	2.0
Fidelity Series Inflation-Protected Bond Index Fund	2.0
Fidelity Series Overseas Fund	2.0
86.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	7.8%
International Equity Funds	13.4%
Bond Funds	66.2%
Short-Term Funds	12.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® Income Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.33% to 0.38% 6/2/22 to 6/9/22 (a)
(Cost $79,948)	80,000	79,947
	Shares	Value

Domestic Equity Funds - 7.8%
Fidelity Advisor Series Equity Growth Fund (b)	112,179	$1,730,921
Fidelity Advisor Series Growth Opportunities Fund (b)	97,058	1,187,018
Fidelity Advisor Series Small Cap Fund (b)	60,482	785,658
Fidelity Series All-Sector Equity Fund (b)	68,868	742,393
Fidelity Series Commodity Strategy Fund (b)	619,904	3,167,711
Fidelity Series Large Cap Stock Fund (b)	143,265	2,723,467
Fidelity Series Large Cap Value Index Fund (b)	19,177	294,561
Fidelity Series Opportunistic Insights Fund (b)	87,502	1,599,533
Fidelity Series Small Cap Opportunities Fund (b)	71,219	969,997
Fidelity Series Stock Selector Large Cap Value Fund (b)	128,292	1,738,355
Fidelity Series Value Discovery Fund (b)	110,660	1,770,556
TOTAL DOMESTIC EQUITY FUNDS
(Cost $11,936,494)		16,710,170

International Equity Funds - 13.4%
Fidelity Series Canada Fund (b)	119,029	1,847,336
Fidelity Series Emerging Markets Fund (b)	139,879	1,298,074
Fidelity Series Emerging Markets Opportunities Fund (b)	635,608	11,695,185
Fidelity Series International Growth Fund (b)	255,441	4,235,213
Fidelity Series International Small Cap Fund (b)	65,155	1,169,533
Fidelity Series International Value Fund (b)	387,862	4,278,116
Fidelity Series Overseas Fund (b)	337,469	4,258,859
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $23,771,196)		28,782,316

Bond Funds - 66.2%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	3,404,422	34,146,354
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	22,075	211,922
Fidelity Series Emerging Markets Debt Fund (b)	133,235	1,099,191
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	40,163	361,867
Fidelity Series Floating Rate High Income Fund (b)	23,603	216,914
Fidelity Series High Income Fund (b)	141,332	1,284,707
Fidelity Series Inflation-Protected Bond Index Fund (b)	420,751	4,270,619
Fidelity Series International Credit Fund (b)	13,875	128,486
Fidelity Series International Developed Markets Bond Index Fund (b)	710,011	6,624,405
Fidelity Series Investment Grade Bond Fund (b)	7,797,021	85,065,499
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,034,258	7,881,047
Fidelity Series Real Estate Income Fund (b)	68,993	783,758
TOTAL BOND FUNDS
(Cost $143,037,461)		142,074,769

Short-Term Funds - 12.6%
Fidelity Cash Central Fund 0.31% (c)	53,354	53,365
Fidelity Series Government Money Market Fund 0.31% (b)(d)	21,517,858	21,517,858
Fidelity Series Short-Term Credit Fund (b)	552,814	5,389,935
TOTAL SHORT-TERM FUNDS
(Cost $27,053,767)		26,961,158
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $205,878,866)		214,608,360
NET OTHER ASSETS (LIABILITIES) - 0.0%		(34,552)
NET ASSETS - 100%		$214,573,808

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	5	June 2022	$536,100	$24,378	$24,378
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	10	June 2022	562,750	33,606	33,606

TOTAL PURCHASED					57,984

Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	5	June 2022	1,132,688	(14,649)	(14,649)
TOTAL FUTURES CONTRACTS					$43,335

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $79,947.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$145,509	$247,607	$339,751	$74	$--	$--	$53,365	0.0%
Total	$145,509	$247,607	$339,751	$74	$--	$--	$53,365

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$1,963,475	$961,452	$1,105,070	$344,906	$67,381	$(156,317)	$1,730,921
Fidelity Advisor Series Growth Opportunities Fund	1,365,514	900,695	725,797	319,986	(1,818)	(351,576)	1,187,018
Fidelity Advisor Series Small Cap Fund	888,116	393,626	383,778	159,881	42,467	(154,773)	785,658
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	--	37,043,273	2,812,659	135,554	(6,383)	(57,695)	34,146,354
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	6,520,719	6,268,883	16,666	(39,897)	(17)	211,922
Fidelity Series All-Sector Equity Fund	839,210	323,654	370,748	157,550	32,234	(81,957)	742,393
Fidelity Series Canada Fund	1,218,792	810,042	485,404	40,175	13,821	290,085	1,847,336
Fidelity Series Commodity Strategy Fund	6,551,523	2,839,250	6,420,534	2,067,417	(164,903)	362,375	3,167,711
Fidelity Series Emerging Markets Debt Fund	1,270,488	256,767	318,011	57,735	(18,892)	(91,161)	1,099,191
Fidelity Series Emerging Markets Debt Local Currency Fund	413,737	100,567	109,659	16,119	(3,315)	(39,463)	361,867
Fidelity Series Emerging Markets Fund	1,671,168	546,165	612,529	46,231	40,306	(347,036)	1,298,074
Fidelity Series Emerging Markets Opportunities Fund	15,321,215	6,445,602	6,021,345	1,507,327	416,160	(4,466,447)	11,695,185
Fidelity Series Floating Rate High Income Fund	255,922	40,933	80,276	10,666	(3,901)	4,236	216,914
Fidelity Series Government Money Market Fund 0.31%	45,852,734	5,932,464	30,267,340	32,473	--	--	21,517,858
Fidelity Series High Income Fund	1,508,394	257,690	440,870	79,950	(1,305)	(39,202)	1,284,707
Fidelity Series Inflation-Protected Bond Index Fund	28,604,275	3,956,997	28,397,954	1,190,459	2,409,170	(2,301,869)	4,270,619
Fidelity Series International Credit Fund	134,105	4,328	--	4,328	--	(9,947)	128,486
Fidelity Series International Developed Markets Bond Index Fund	--	7,339,110	416,032	2,375	(5,977)	(292,696)	6,624,405
Fidelity Series International Growth Fund	3,415,325	2,706,109	1,445,496	374,334	(13,130)	(427,595)	4,235,213
Fidelity Series International Small Cap Fund	1,082,206	627,337	339,264	172,123	4,697	(205,443)	1,169,533
Fidelity Series International Value Fund	3,411,504	2,414,722	1,595,129	234,630	26,321	20,698	4,278,116
Fidelity Series Investment Grade Bond Fund	91,906,911	18,723,075	20,864,435	2,075,353	(224,254)	(4,475,798)	85,065,499
Fidelity Series Large Cap Stock Fund	3,064,744	856,048	1,298,908	284,778	124,218	(22,635)	2,723,467
Fidelity Series Large Cap Value Index Fund	330,754	77,281	130,234	21,436	17,158	(398)	294,561
Fidelity Series Long-Term Treasury Bond Index Fund	6,455,375	3,945,925	2,352,904	165,106	(142,096)	(25,253)	7,881,047
Fidelity Series Opportunistic Insights Fund	1,820,213	900,877	986,582	334,698	118,896	(253,871)	1,599,533
Fidelity Series Overseas Fund	3,421,024	2,444,415	1,538,302	139,134	47,117	(115,395)	4,258,859
Fidelity Series Real Estate Income Fund	907,464	140,917	293,492	35,356	21,170	7,699	783,758
Fidelity Series Short-Term Credit Fund	9,654,824	2,062,724	6,013,830	159,151	(3,479)	(310,304)	5,389,935
Fidelity Series Small Cap Opportunities Fund	1,096,039	597,279	478,955	282,782	30,072	(274,438)	969,997
Fidelity Series Stock Selector Large Cap Value Fund	1,940,778	688,893	818,892	335,528	56,883	(129,307)	1,738,355
Fidelity Series Value Discovery Fund	1,986,849	602,197	847,144	223,169	87,076	(58,422)	1,770,556
	$238,352,678	$111,461,133	$124,240,456	$11,027,376	$2,925,797	$(14,003,922)	$214,475,048

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$79,947	$--	$79,947	$--
Domestic Equity Funds	16,710,170	16,710,170	--	--
International Equity Funds	28,782,316	28,782,316	--	--
Bond Funds	142,074,769	142,074,769	--	--
Short-Term Funds	26,961,158	26,961,158	--	--
Total Investments in Securities:	$214,608,360	$214,528,413	$79,947	$--
Derivative Instruments:
Assets
Futures Contracts	$57,984	$57,984	$--	$--
Total Assets	$57,984	$57,984	$--	$--
Liabilities
Futures Contracts	$(14,649)	$(14,649)	$--	$--
Total Liabilities	$(14,649)	$(14,649)	$--	$--
Total Derivative Instruments:	$43,335	$43,335	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$57,984	$(14,649)
Total Equity Risk	57,984	(14,649)
Total Value of Derivatives	$57,984	$(14,649)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® Income Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $79,948)	$79,947
Fidelity Central Funds (cost $53,365)	53,365
Other affiliated issuers (cost $205,745,553)	214,475,048
Total Investment in Securities (cost $205,878,866)		$214,608,360
Cash		13,373
Receivable for investments sold		6,469,384
Receivable for fund shares sold		342,461
Distributions receivable from Fidelity Central Funds		7
Total assets		221,433,585
Liabilities
Payable for investments purchased	$6,218,718
Payable for fund shares redeemed	514,766
Accrued management fee	82,392
Distribution and service plan fees payable	34,741
Payable for daily variation margin on futures contracts	9,160
Total liabilities		6,859,777
Net Assets		$214,573,808
Net Assets consist of:
Paid in capital		$201,826,943
Total accumulated earnings (loss)		12,746,865
Net Assets		$214,573,808
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($75,687,289 ÷ 6,997,563 shares)(a)		$10.82
Maximum offering price per share (100/94.25 of $10.82)		$11.48
Class M:
Net Asset Value and redemption price per share ($31,924,777 ÷ 2,957,785 shares)(a)		$10.79
Maximum offering price per share (100/96.50 of $10.79)		$11.18
Class C:
Net Asset Value and offering price per share ($6,377,570 ÷ 594,962 shares)(a)		$10.72
Class I:
Net Asset Value, offering price and redemption price per share ($79,536,113 ÷ 7,323,838 shares)		$10.86
Class Z:
Net Asset Value, offering price and redemption price per share ($7,064,224 ÷ 651,124 shares)		$10.85
Class Z6:
Net Asset Value, offering price and redemption price per share ($13,983,835 ÷ 1,288,899 shares)		$10.85

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$6,743,977
Interest		35
Income from Fidelity Central Funds		74
Total income		6,744,086
Expenses
Management fee	$1,083,356
Distribution and service plan fees	445,220
Independent trustees' fees and expenses	731
Total expenses before reductions	1,529,307
Expense reductions	(7)
Total expenses after reductions		1,529,300
Net investment income (loss)		5,214,786
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	2,925,797
Futures contracts	14,975
Capital gain distributions from underlying funds:
Affiliated issuers	4,283,399
Total net realized gain (loss)		7,224,171
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(3)
Affiliated issuers	(14,003,922)
Futures contracts	43,335
Total change in net unrealized appreciation (depreciation)		(13,960,590)
Net gain (loss)		(6,736,419)
Net increase (decrease) in net assets resulting from operations		$(1,521,633)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,214,786	$2,035,277
Net realized gain (loss)	7,224,171	7,945,503
Change in net unrealized appreciation (depreciation)	(13,960,590)	18,948,278
Net increase (decrease) in net assets resulting from operations	(1,521,633)	28,929,058
Distributions to shareholders	(12,106,656)	(8,450,575)
Share transactions - net increase (decrease)	(10,275,204)	4,537,128
Total increase (decrease) in net assets	(23,903,493)	25,015,611
Net Assets
Beginning of period	238,477,301	213,461,690
End of period	$214,573,808	$238,477,301

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom Income Fund Class A

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$11.49	$10.50	$10.76	$11.01	$10.94
Income from Investment Operations
Net investment income (loss)A,B	.24	.09	.18	.20	.15
Net realized and unrealized gain (loss)	(.34)	1.30	(.06)C	.12	.34
Total from investment operations	(.10)	1.39	.12	.32	.49
Distributions from net investment income	(.23)	(.11)	(.18)	(.19)	(.15)
Distributions from net realized gain	(.34)	(.30)	(.20)	(.38)	(.26)
Total distributions	(.57)	(.40)D	(.38)	(.57)	(.42)D
Net asset value, end of period	$10.82	$11.49	$10.50	$10.76	$11.01
Total ReturnE,F	(1.04)%	13.41%	1.04%C	3.14%	4.47%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.72%	.72%	.72%	.71%I	.63%
Expenses net of fee waivers, if any	.72%	.72%	.72%	.71%I	.63%
Expenses net of all reductions	.72%	.72%	.72%	.71%I	.63%
Net investment income (loss)	2.11%	.80%	1.64%	1.84%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$75,687	$73,935	$61,807	$69,817	$76,141
Portfolio turnover rateJ	47%	29%	25%	36%	21%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 0.93%.

 D Total distributions per share do not sum due to rounding.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class M

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$11.47	$10.49	$10.74	$11.00	$10.93
Income from Investment Operations
Net investment income (loss)A,B	.21	.06	.15	.17	.13
Net realized and unrealized gain (loss)	(.34)	1.30	(.04)C	.12	.33
Total from investment operations	(.13)	1.36	.11	.29	.46
Distributions from net investment income	(.21)	(.08)	(.16)	(.17)	(.13)
Distributions from net realized gain	(.34)	(.30)	(.20)	(.38)	(.26)
Total distributions	(.55)	(.38)	(.36)	(.55)	(.39)
Net asset value, end of period	$10.79	$11.47	$10.49	$10.74	$11.00
Total ReturnD,E	(1.31)%	13.06%	.90%C	2.78%	4.22%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.97%	.96%H	.97%	.96%H	.89%
Expenses net of fee waivers, if any	.97%	.96%H	.97%	.96%H	.89%
Expenses net of all reductions	.97%	.96%H	.97%	.96%H	.89%
Net investment income (loss)	1.86%	.55%	1.39%	1.59%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$31,925	$36,006	$36,147	$38,059	$38,204
Portfolio turnover rateI	47%	29%	25%	36%	21%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 0.79%.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class C

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$11.43	$10.47	$10.73	$10.98	$10.91
Income from Investment Operations
Net investment income (loss)A,B	.15	.01	.10	.12	.07
Net realized and unrealized gain (loss)	(.33)	1.29	(.06)C	.12	.33
Total from investment operations	(.18)	1.30	.04	.24	.40
Distributions from net investment income	(.20)	(.04)	(.10)	(.11)	(.07)
Distributions from net realized gain	(.34)	(.30)	(.20)	(.38)	(.26)
Total distributions	(.53)D	(.34)	(.30)	(.49)	(.33)
Net asset value, end of period	$10.72	$11.43	$10.47	$10.73	$10.98
Total ReturnE,F	(1.75)%	12.49%	.30%C	2.35%	3.69%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.47%	1.47%	1.46%I	1.46%I	1.39%
Expenses net of fee waivers, if any	1.47%	1.47%	1.46%I	1.46%B,I	1.39%
Expenses net of all reductions	1.47%	1.46%	1.46%I	1.46%I	1.39%
Net investment income (loss)	1.36%	.05%	.89%	1.09%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$6,378	$8,255	$7,918	$8,915	$13,727
Portfolio turnover rateJ	47%	29%	25%	36%	21%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 0.19%.

 D Total distributions per share do not sum due to rounding.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class I

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$11.53	$10.53	$10.79	$11.05	$10.98
Income from Investment Operations
Net investment income (loss)A,B	.27	.12	.21	.23	.18
Net realized and unrealized gain (loss)	(.34)	1.31	(.06)C	.11	.33
Total from investment operations	(.07)	1.43	.15	.34	.51
Distributions from net investment income	(.26)	(.13)	(.21)	(.22)	(.18)
Distributions from net realized gain	(.34)	(.30)	(.20)	(.38)	(.26)
Total distributions	(.60)	(.43)	(.41)	(.60)	(.44)
Net asset value, end of period	$10.86	$11.53	$10.53	$10.79	$11.05
Total ReturnD	(.80)%	13.72%	1.30%C	3.30%	4.70%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.46%G	.46%G	.47%	.46%G	.39%
Expenses net of fee waivers, if any	.46%G	.46%G	.47%	.46%G	.39%
Expenses net of all reductions	.46%G	.46%G	.47%	.46%G	.39%
Net investment income (loss)	2.36%	1.05%	1.89%	2.09%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$79,536	$87,775	$83,215	$82,975	$83,723
Portfolio turnover rateH	47%	29%	25%	36%	21%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.19%.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class Z

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.52	$10.53	$10.79	$10.91
Income from Investment Operations
Net investment income (loss)B,C	.28	.12	.21	.24
Net realized and unrealized gain (loss)	(.34)	1.31	(.05)D	.01
Total from investment operations	(.06)	1.43	.16	.25
Distributions from net investment income	(.27)	(.14)	(.22)	(.15)
Distributions from net realized gain	(.34)	(.30)	(.20)	(.22)
Total distributions	(.61)	(.44)	(.42)	(.37)
Net asset value, end of period	$10.85	$11.52	$10.53	$10.79
Total ReturnE,F	(.75)%	13.72%	1.36%D	2.47%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.41%I	.42%	.42%	.42%J
Expenses net of fee waivers, if any	.41%I	.42%	.42%	.42%J
Expenses net of all reductions	.41%I	.42%	.42%	.42%J
Net investment income (loss)	2.41%	1.10%	1.94%	4.60%J
Supplemental Data
Net assets, end of period (000 omitted)	$7,064	$8,919	$3,128	$765
Portfolio turnover rateK	47%	29%	25%	36%

 A For the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.25%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class Z6

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.52	$10.52	$10.78	$11.04	$11.09
Income from Investment Operations
Net investment income (loss)B,C	.28	.13	.22	.23	.27
Net realized and unrealized gain (loss)	(.34)	1.31	(.06)D	.13	.03
Total from investment operations	(.06)	1.44	.16	.36	.30
Distributions from net investment income	(.27)	(.14)	(.22)	(.24)	(.16)
Distributions from net realized gain	(.34)	(.30)	(.20)	(.38)	(.19)
Total distributions	(.61)	(.44)	(.42)	(.62)	(.35)
Net asset value, end of period	$10.85	$11.52	$10.52	$10.78	$11.04
Total ReturnE,F	(.71)%	13.87%	1.38%D	3.48%	2.69%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.36%I	.37%	.36%I	.37%	.37%J
Expenses net of fee waivers, if any	.36%I	.37%	.36%I	.37%	.37%J
Expenses net of all reductions	.36%I	.37%	.36%I	.37%	.37%J
Net investment income (loss)	2.46%	1.15%	1.99%	2.19%	2.92%J
Supplemental Data
Net assets, end of period (000 omitted)	$13,984	$23,587	$21,248	$25,022	$1,693
Portfolio turnover rateK	47%	29%	25%	36%	21%

 A For the period June 6, 2017 (commencement of sale of shares) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.27%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	38.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	14.6
Fidelity Series Government Money Market Fund 0.31%	9.4
Fidelity Series Emerging Markets Opportunities Fund	5.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.7
Fidelity Series International Developed Markets Bond Index Fund	3.0
Fidelity Series Short-Term Credit Fund	2.4
Fidelity Series International Value Fund	2.2
Fidelity Series Overseas Fund	2.2
Fidelity Series International Growth Fund	2.2
84.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	9.3%
International Equity Funds	14.4%
Bond Funds	64.4%
Short-Term Funds	11.8%
Short-Term Investments	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2005 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.33% to 0.5% 6/2/22 to 6/23/22 (a)
(Cost $59,957)	60,000	59,956
	Shares	Value

Domestic Equity Funds - 9.3%
Fidelity Advisor Series Equity Growth Fund (b)	93,055	$1,435,837
Fidelity Advisor Series Growth Opportunities Fund (b)	80,507	984,605
Fidelity Advisor Series Small Cap Fund (b)	50,172	651,729
Fidelity Series All-Sector Equity Fund (b)	57,125	615,810
Fidelity Series Commodity Strategy Fund (b)	414,542	2,118,309
Fidelity Series Large Cap Stock Fund (b)	118,838	2,259,110
Fidelity Series Large Cap Value Index Fund (b)	15,908	244,343
Fidelity Series Opportunistic Insights Fund (b)	72,584	1,326,831
Fidelity Series Small Cap Opportunities Fund (b)	59,080	804,665
Fidelity Series Stock Selector Large Cap Value Fund (b)	106,420	1,441,992
Fidelity Series Value Discovery Fund (b)	91,793	1,468,683
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,374,872)		13,351,914

International Equity Funds - 14.4%
Fidelity Series Canada Fund (b)	87,764	1,362,090
Fidelity Series Emerging Markets Fund (b)	97,949	908,970
Fidelity Series Emerging Markets Opportunities Fund (b)	445,082	8,189,517
Fidelity Series International Growth Fund (b)	187,543	3,109,470
Fidelity Series International Small Cap Fund (b)	47,510	852,805
Fidelity Series International Value Fund (b)	284,772	3,141,037
Fidelity Series Overseas Fund (b)	247,771	3,126,870
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $16,261,501)		20,690,759

Bond Funds - 64.4%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	2,084,506	20,907,595
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	107,434	1,031,370
Fidelity Series Emerging Markets Debt Fund (b)	88,643	731,304
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	26,826	241,705
Fidelity Series Floating Rate High Income Fund (b)	15,783	145,049
Fidelity Series High Income Fund (b)	94,503	859,033
Fidelity Series Inflation-Protected Bond Index Fund (b)	268,723	2,727,543
Fidelity Series International Credit Fund (b)	13,187	122,111
Fidelity Series International Developed Markets Bond Index Fund (b)	470,343	4,388,303
Fidelity Series Investment Grade Bond Fund (b)	5,077,181	55,392,046
Fidelity Series Long-Term Treasury Bond Index Fund (b)	702,306	5,351,573
Fidelity Series Real Estate Income Fund (b)	45,975	522,278
TOTAL BOND FUNDS
(Cost $93,120,968)		92,419,910

Short-Term Funds - 11.8%
Fidelity Cash Central Fund 0.31% (c)	55,803	55,815
Fidelity Series Government Money Market Fund 0.31% (b)(d)	13,492,074	13,492,074
Fidelity Series Short-Term Credit Fund (b)	346,601	3,379,362
TOTAL SHORT-TERM FUNDS
(Cost $16,986,017)		16,927,251
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $135,803,315)		143,449,790
NET OTHER ASSETS (LIABILITIES) - 0.0%		(22,693)
NET ASSETS - 100%		$143,427,097

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	3	June 2022	$321,660	$18,286	$18,286
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	7	June 2022	393,925	25,405	25,405

TOTAL PURCHASED					43,691

Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	3	June 2022	679,613	(2,522)	(2,522)
TOTAL FUTURES CONTRACTS					$41,169

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $59,956.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$101,141	$211,843	$257,169	$53	$--	$--	$55,815	0.0%
Total	$101,141	$211,843	$257,169	$53	$--	$--	$55,815

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$1,878,960	$717,590	$1,113,452	$287,956	$187,291	$(234,552)	$1,435,837
Fidelity Advisor Series Growth Opportunities Fund	1,306,902	679,669	721,811	267,499	60,966	(341,121)	984,605
Fidelity Advisor Series Small Cap Fund	849,799	304,754	415,306	133,945	84,483	(172,001)	651,729
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	--	22,419,790	1,462,592	78,780	(1,327)	(36,487)	20,907,595
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	4,390,511	3,295,216	15,061	(51,345)	(12,580)	1,031,370
Fidelity Series All-Sector Equity Fund	803,031	244,931	399,896	131,801	46,049	(78,305)	615,810
Fidelity Series Canada Fund	1,017,716	512,378	402,746	29,105	21,373	213,369	1,362,090
Fidelity Series Commodity Strategy Fund	4,459,065	1,717,910	4,257,804	1,300,860	(44,712)	243,850	2,118,309
Fidelity Series Emerging Markets Debt Fund	864,462	156,013	217,206	37,778	(15,263)	(56,702)	731,304
Fidelity Series Emerging Markets Debt Local Currency Fund	281,687	60,451	73,133	10,394	(1,311)	(25,989)	241,705
Fidelity Series Emerging Markets Fund	1,217,255	342,573	438,169	31,674	39,679	(252,368)	908,970
Fidelity Series Emerging Markets Opportunities Fund	11,206,901	4,102,334	4,337,728	1,029,941	602,963	(3,384,953)	8,189,517
Fidelity Series Floating Rate High Income Fund	174,502	22,692	52,335	6,972	(2,279)	2,469	145,049
Fidelity Series Government Money Market Fund 0.31%	28,478,789	3,485,786	18,472,501	19,725	--	--	13,492,074
Fidelity Series High Income Fund	1,026,935	149,351	290,475	52,290	15,182	(41,960)	859,033
Fidelity Series Inflation-Protected Bond Index Fund	18,251,059	2,126,565	17,725,391	734,392	1,549,444	(1,474,134)	2,727,543
Fidelity Series International Credit Fund	127,451	4,114	--	4,113	--	(9,454)	122,111
Fidelity Series International Developed Markets Bond Index Fund	--	4,904,329	320,677	1,483	(4,914)	(190,435)	4,388,303
Fidelity Series International Growth Fund	2,851,868	1,719,217	1,176,137	270,781	57,751	(343,229)	3,109,470
Fidelity Series International Small Cap Fund	903,607	384,768	300,339	124,319	29,635	(164,866)	852,805
Fidelity Series International Value Fund	2,848,685	1,569,630	1,327,087	169,849	53,230	(3,421)	3,141,037
Fidelity Series Investment Grade Bond Fund	60,169,198	11,729,750	13,505,838	1,315,935	(51,955)	(2,949,109)	55,392,046
Fidelity Series Large Cap Stock Fund	2,932,570	596,080	1,377,074	242,469	288,634	(181,100)	2,259,110
Fidelity Series Large Cap Value Index Fund	316,487	48,959	137,487	17,897	29,515	(13,131)	244,343
Fidelity Series Long-Term Treasury Bond Index Fund	4,382,053	2,719,977	1,635,711	108,902	(79,167)	(35,579)	5,351,573
Fidelity Series Opportunistic Insights Fund	1,741,831	664,221	993,192	279,659	252,846	(338,875)	1,326,831
Fidelity Series Overseas Fund	2,856,670	1,527,577	1,241,775	100,645	72,898	(88,500)	3,126,870
Fidelity Series Real Estate Income Fund	618,163	78,680	194,045	22,824	15,693	3,787	522,278
Fidelity Series Short-Term Credit Fund	5,989,828	1,132,789	3,551,739	95,825	(6,540)	(184,976)	3,379,362
Fidelity Series Small Cap Opportunities Fund	1,048,760	448,958	491,782	237,707	111,996	(313,267)	804,665
Fidelity Series Stock Selector Large Cap Value Fund	1,857,092	507,689	878,448	280,064	119,050	(163,391)	1,441,992
Fidelity Series Value Discovery Fund	1,901,163	425,778	898,716	186,344	175,053	(134,595)	1,468,683
	$162,362,489	$69,895,814	$81,705,808	$7,626,989	$3,554,918	$(10,761,605)	$143,334,019

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$59,956	$--	$59,956	$--
Domestic Equity Funds	13,351,914	13,351,914	--	--
International Equity Funds	20,690,759	20,690,759	--	--
Bond Funds	92,419,910	92,419,910	--	--
Short-Term Funds	16,927,251	16,927,251	--	--
Total Investments in Securities:	$143,449,790	$143,389,834	$59,956	$--
Derivative Instruments:
Assets
Futures Contracts	$43,691	$43,691	$--	$--
Total Assets	$43,691	$43,691	$--	$--
Liabilities
Futures Contracts	$(2,522)	$(2,522)	$--	$--
Total Liabilities	$(2,522)	$(2,522)	$--	$--
Total Derivative Instruments:	$41,169	$41,169	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$43,691	$(2,522)
Total Equity Risk	43,691	(2,522)
Total Value of Derivatives	$43,691	$(2,522)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $59,957)	$59,956
Fidelity Central Funds (cost $55,815)	55,815
Other affiliated issuers (cost $135,687,543)	143,334,019
Total Investment in Securities (cost $135,803,315)		$143,449,790
Cash		9,115
Receivable for investments sold		4,225,344
Receivable for fund shares sold		73,895
Distributions receivable from Fidelity Central Funds		7
Total assets		147,758,151
Liabilities
Payable for investments purchased	$4,187,207
Payable for fund shares redeemed	59,687
Accrued management fee	55,176
Distribution and service plan fees payable	22,994
Payable for daily variation margin on futures contracts	5,990
Total liabilities		4,331,054
Net Assets		$143,427,097
Net Assets consist of:
Paid in capital		$132,532,362
Total accumulated earnings (loss)		10,894,735
Net Assets		$143,427,097
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($64,023,371 ÷ 5,781,096 shares)(a)		$11.07
Maximum offering price per share (100/94.25 of $11.07)		$11.75
Class M:
Net Asset Value and redemption price per share ($20,759,640 ÷ 1,878,167 shares)(a)		$11.05
Maximum offering price per share (100/96.50 of $11.05)		$11.45
Class C:
Net Asset Value and offering price per share ($1,051,465 ÷ 94,818 shares)(a)		$11.09
Class I:
Net Asset Value, offering price and redemption price per share ($45,985,840 ÷ 4,118,878 shares)		$11.16
Class Z:
Net Asset Value, offering price and redemption price per share ($5,884,901 ÷ 530,780 shares)		$11.09
Class Z6:
Net Asset Value, offering price and redemption price per share ($5,721,880 ÷ 514,875 shares)		$11.11

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$4,349,139
Interest		25
Income from Fidelity Central Funds		53
Total income		4,349,217
Expenses
Management fee	$718,656
Distribution and service plan fees	298,242
Independent trustees' fees and expenses	481
Total expenses before reductions	1,017,379
Expense reductions	(8)
Total expenses after reductions		1,017,371
Net investment income (loss)		3,331,846
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(30)
Affiliated issuers	3,554,918
Futures contracts	10,398
Capital gain distributions from underlying funds:
Affiliated issuers	3,277,850
Total net realized gain (loss)		6,843,136
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(3)
Affiliated issuers	(10,761,605)
Futures contracts	41,169
Total change in net unrealized appreciation (depreciation)		(10,720,439)
Net gain (loss)		(3,877,303)
Net increase (decrease) in net assets resulting from operations		$(545,457)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,331,846	$1,406,859
Net realized gain (loss)	6,843,136	7,950,064
Change in net unrealized appreciation (depreciation)	(10,720,439)	14,938,139
Net increase (decrease) in net assets resulting from operations	(545,457)	24,295,062
Distributions to shareholders	(10,944,435)	(8,287,216)
Share transactions - net increase (decrease)	(7,545,903)	(4,182,799)
Total increase (decrease) in net assets	(19,035,795)	11,825,047
Net Assets
Beginning of period	162,462,892	150,637,845
End of period	$143,427,097	$162,462,892

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2005 Fund Class A

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$11.99	$10.85	$11.36	$11.92	$11.84
Income from Investment Operations
Net investment income (loss)A,B	.25	.10	.19	.21	.16
Net realized and unrealized gain (loss)	(.33)	1.64	(.16)	.14	.53
Total from investment operations	(.08)	1.74	.03	.35	.69
Distributions from net investment income	(.26)	(.11)	(.20)	(.22)	(.17)
Distributions from net realized gain	(.59)	(.49)	(.34)	(.68)	(.44)
Total distributions	(.84)C	(.60)	(.54)	(.91)C	(.61)
Net asset value, end of period	$11.07	$11.99	$10.85	$11.36	$11.92
Total ReturnD,E	(.90)%	16.31%	.04%	3.24%	5.87%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.72%	.72%	.72%	.73%	.66%
Expenses net of fee waivers, if any	.72%	.72%	.72%	.73%	.66%
Expenses net of all reductions	.72%	.71%	.72%	.73%	.66%
Net investment income (loss)	2.07%	.81%	1.62%	1.80%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$64,023	$76,060	$74,103	$86,981	$101,642
Portfolio turnover rateH	45%	31%	28%	28%	20%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class M

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$11.97	$10.83	$11.35	$11.91	$11.83
Income from Investment Operations
Net investment income (loss)A,B	.22	.07	.16	.18	.13
Net realized and unrealized gain (loss)	(.32)	1.64	(.17)	.14	.53
Total from investment operations	(.10)	1.71	(.01)	.32	.66
Distributions from net investment income	(.23)	(.08)	(.17)	(.19)	(.14)
Distributions from net realized gain	(.59)	(.49)	(.34)	(.68)	(.44)
Total distributions	(.82)	(.57)	(.51)	(.88)C	(.58)
Net asset value, end of period	$11.05	$11.97	$10.83	$11.35	$11.91
Total ReturnD,E	(1.13)%	16.06%	(.31)%	2.98%	5.64%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.96%H	.97%	.97%	.98%	.91%
Expenses net of fee waivers, if any	.96%H	.97%	.97%	.98%	.91%
Expenses net of all reductions	.96%H	.97%	.97%	.98%	.91%
Net investment income (loss)	1.82%	.56%	1.37%	1.55%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$20,760	$21,606	$22,480	$24,132	$25,730
Portfolio turnover rateI	45%	31%	28%	28%	20%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class C

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$11.99	$10.85	$11.35	$11.91	$11.81
Income from Investment Operations
Net investment income (loss)A,B	.16	.01	.10	.12	.07
Net realized and unrealized gain (loss)	(.32)	1.64	(.16)	.13	.54
Total from investment operations	(.16)	1.65	(.06)	.25	.61
Distributions from net investment income	(.16)	(.02)	(.10)	(.12)	(.07)
Distributions from net realized gain	(.59)	(.49)	(.34)	(.68)	(.44)
Total distributions	(.74)C	(.51)	(.44)	(.81)C	(.51)
Net asset value, end of period	$11.09	$11.99	$10.85	$11.35	$11.91
Total ReturnD,E	(1.55)%	15.42%	(.70)%	2.35%	5.21%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.46%H	1.47%	1.47%	1.48%	1.41%
Expenses net of fee waivers, if any	1.46%H	1.47%	1.47%	1.48%	1.41%
Expenses net of all reductions	1.46%H	1.47%	1.47%	1.48%	1.41%
Net investment income (loss)	1.32%	.06%	.87%	1.05%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$1,051	$1,360	$1,642	$2,302	$5,867
Portfolio turnover rateI	45%	31%	28%	28%	20%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class I

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$12.08	$10.93	$11.45	$12.00	$11.92
Income from Investment Operations
Net investment income (loss)A,B	.28	.13	.22	.24	.19
Net realized and unrealized gain (loss)	(.33)	1.66	(.17)	.14	.54
Total from investment operations	(.05)	1.79	.05	.38	.73
Distributions from net investment income	(.29)	(.15)	(.23)	(.25)	(.20)
Distributions from net realized gain	(.59)	(.49)	(.34)	(.68)	(.44)
Total distributions	(.87)C	(.64)	(.57)	(.93)	(.65)C
Net asset value, end of period	$11.16	$12.08	$10.93	$11.45	$12.00
Total ReturnD	(.64)%	16.62%	.21%	3.53%	6.13%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.46%G	.47%	.47%	.48%	.41%
Expenses net of fee waivers, if any	.46%G	.47%	.47%	.48%	.41%
Expenses net of all reductions	.46%G	.46%	.47%	.48%	.41%
Net investment income (loss)	2.32%	1.06%	1.87%	2.05%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$45,986	$54,932	$46,911	$49,013	$59,386
Portfolio turnover rateH	45%	31%	28%	28%	20%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class Z

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.01	$10.88	$11.41	$11.84
Income from Investment Operations
Net investment income (loss)B,C	.28	.13	.22	.20
Net realized and unrealized gain (loss)	(.31)	1.64	(.16)	.01
Total from investment operations	(.03)	1.77	.06	.21
Distributions from net investment income	(.31)	(.15)	(.25)	(.26)
Distributions from net realized gain	(.59)	(.49)	(.34)	(.39)
Total distributions	(.89)D	(.64)	(.59)	(.64)D
Net asset value, end of period	$11.09	$12.01	$10.88	$11.41
Total ReturnE,F	(.48)%	16.59%	.32%	2.09%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.42%	.41%I	.42%	.43%J
Expenses net of fee waivers, if any	.42%	.41%I	.42%	.43%J
Expenses net of all reductions	.42%	.41%I	.42%	.43%J
Net investment income (loss)	2.37%	1.11%	1.92%	3.58%J
Supplemental Data
Net assets, end of period (000 omitted)	$5,885	$4,101	$2,851	$126
Portfolio turnover rateK	45%	31%	28%	28%

 A For the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class Z6

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.04	$10.90	$11.42	$12.00	$12.04
Income from Investment Operations
Net investment income (loss)B,C	.29	.14	.23	.25	.13
Net realized and unrealized gain (loss)	(.32)	1.65	(.16)	.13	.33
Total from investment operations	(.03)	1.79	.07	.38	.46
Distributions from net investment income	(.31)	(.16)	(.25)	(.28)	(.19)
Distributions from net realized gain	(.59)	(.49)	(.34)	(.68)	(.31)
Total distributions	(.90)	(.65)	(.59)	(.96)	(.50)
Net asset value, end of period	$11.11	$12.04	$10.90	$11.42	$12.00
Total ReturnD,E	(.52)%	16.72%	.35%	3.53%	3.78%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.36%H	.37%	.37%	.37%	.39%H,I
Expenses net of fee waivers, if any	.36%H	.37%	.37%	.37%	.39%H,I
Expenses net of all reductions	.36%H	.37%	.37%	.37%	.39%H,I
Net investment income (loss)	2.42%	1.16%	1.97%	2.16%	1.30%I
Supplemental Data
Net assets, end of period (000 omitted)	$5,722	$4,404	$2,652	$1,849	$1,408
Portfolio turnover rateJ	45%	31%	28%	28%	20%

 A For the period June 6, 2017 (commencement of sale of shares) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	35.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.1
Fidelity Series Government Money Market Fund 0.31%	7.0
Fidelity Series Emerging Markets Opportunities Fund	6.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	3.1
Fidelity Series International Value Fund	2.9
Fidelity Series Overseas Fund	2.9
Fidelity Series International Growth Fund	2.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.8
77.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	14.7%
International Equity Funds	18.0%
Bond Funds	58.5%
Short-Term Funds	8.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2010 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.18% to 0.36% 4/28/22 to 6/9/22 (a)
(Cost $119,930)	120,000	119,930
	Shares	Value

Domestic Equity Funds - 14.7%
Fidelity Advisor Series Equity Growth Fund (b)	364,760	$5,628,251
Fidelity Advisor Series Growth Opportunities Fund (b)	315,588	3,859,646
Fidelity Advisor Series Small Cap Fund (b)	196,665	2,554,673
Fidelity Series All-Sector Equity Fund (b)	223,929	2,413,957
Fidelity Series Commodity Strategy Fund (b)	967,744	4,945,170
Fidelity Series Large Cap Stock Fund (b)	465,840	8,855,618
Fidelity Series Large Cap Value Index Fund (b)	62,357	957,808
Fidelity Series Opportunistic Insights Fund (b)	284,526	5,201,135
Fidelity Series Small Cap Opportunities Fund (b)	231,583	3,154,164
Fidelity Series Stock Selector Large Cap Value Fund (b)	417,156	5,652,465
Fidelity Series Value Discovery Fund (b)	359,825	5,757,199
TOTAL DOMESTIC EQUITY FUNDS
(Cost $34,868,372)		48,980,086

International Equity Funds - 18.0%
Fidelity Series Canada Fund (b)	268,147	4,161,643
Fidelity Series Emerging Markets Fund (b)	264,904	2,458,307
Fidelity Series Emerging Markets Opportunities Fund (b)	1,203,767	22,149,317
Fidelity Series International Growth Fund (b)	576,005	9,550,160
Fidelity Series International Small Cap Fund (b)	147,123	2,640,861
Fidelity Series International Value Fund (b)	874,566	9,646,462
Fidelity Series Overseas Fund (b)	760,956	9,603,263
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $47,390,863)		60,210,013

Bond Funds - 58.5%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	3,369,042	33,791,489
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	983,796	9,444,444
Fidelity Series Emerging Markets Debt Fund (b)	205,246	1,693,283
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	62,486	563,000
Fidelity Series Floating Rate High Income Fund (b)	36,847	338,625
Fidelity Series High Income Fund (b)	220,618	2,005,415
Fidelity Series Inflation-Protected Bond Index Fund (b)	528,999	5,369,336
Fidelity Series International Credit Fund (b)	31,691	293,461
Fidelity Series International Developed Markets Bond Index Fund (b)	1,098,488	10,248,891
Fidelity Series Investment Grade Bond Fund (b)	10,764,484	117,440,520
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,725,413	13,147,649
Fidelity Series Real Estate Income Fund (b)	106,883	1,214,196
TOTAL BOND FUNDS
(Cost $196,743,532)		195,550,309

Short-Term Funds - 8.8%
Fidelity Cash Central Fund 0.31% (c)	121,962	121,986
Fidelity Series Government Money Market Fund 0.31% (b)(d)	23,543,772	23,543,772
Fidelity Series Short-Term Credit Fund (b)	604,834	5,897,136
TOTAL SHORT-TERM FUNDS
(Cost $29,669,991)		29,562,894
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $308,792,688)		334,423,232
NET OTHER ASSETS (LIABILITIES) - 0.0%		(55,287)
NET ASSETS - 100%		$334,367,945

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	7	June 2022	$750,540	$42,666	$42,666
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	16	June 2022	900,400	50,340	50,340

TOTAL PURCHASED					93,006

Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	7	June 2022	1,585,763	(5,775)	(5,775)
TOTAL FUTURES CONTRACTS					$87,231

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $502,213.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $119,930.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$301,035	$936,209	$1,115,258	$138	$--	$--	$121,986	0.0%
Total	$301,035	$936,209	$1,115,258	$138	$--	$--	$121,986

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$6,955,716	$2,335,669	$3,445,968	$1,102,516	$609,397	$(826,563)	$5,628,251
Fidelity Advisor Series Growth Opportunities Fund	4,838,055	2,310,820	2,193,171	1,024,223	138,778	(1,234,836)	3,859,646
Fidelity Advisor Series Small Cap Fund	3,145,999	986,025	1,232,417	512,911	274,497	(619,431)	2,554,673
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	--	35,286,418	1,412,590	126,998	(698)	(62,733)	33,791,489
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	11,824,565	1,967,559	62,879	(74,445)	(338,117)	9,444,444
Fidelity Series All-Sector Equity Fund	2,972,883	777,151	1,199,767	505,547	149,508	(285,818)	2,413,957
Fidelity Series Canada Fund	3,264,391	1,166,424	1,002,066	88,907	66,427	666,467	4,161,643
Fidelity Series Commodity Strategy Fund	10,286,783	3,577,191	9,312,522	3,080,461	(207,003)	600,721	4,945,170
Fidelity Series Emerging Markets Debt Fund	1,979,856	277,125	395,623	87,907	(26,954)	(141,121)	1,693,283
Fidelity Series Emerging Markets Debt Local Currency Fund	648,406	109,877	131,190	24,245	(3,019)	(61,074)	563,000
Fidelity Series Emerging Markets Fund	3,241,054	714,609	917,323	86,927	95,630	(675,663)	2,458,307
Fidelity Series Emerging Markets Opportunities Fund	29,602,746	9,294,378	9,177,384	2,789,332	1,390,749	(8,961,172)	22,149,317
Fidelity Series Floating Rate High Income Fund	399,004	31,883	92,723	16,084	(6,028)	6,489	338,625
Fidelity Series Government Money Market Fund 0.31%	52,805,064	4,520,195	33,781,487	36,164	--	--	23,543,772
Fidelity Series High Income Fund	2,353,592	230,827	515,769	121,041	(2,998)	(60,237)	2,005,415
Fidelity Series Inflation-Protected Bond Index Fund	36,367,585	3,248,064	34,423,397	1,447,700	3,129,646	(2,952,562)	5,369,336
Fidelity Series International Credit Fund	306,295	9,885	--	9,885	--	(22,719)	293,461
Fidelity Series International Developed Markets Bond Index Fund	--	11,150,373	449,469	3,500	(6,285)	(445,728)	10,248,891
Fidelity Series International Growth Fund	9,147,621	4,021,424	2,787,176	827,133	256,602	(1,088,311)	9,550,160
Fidelity Series International Small Cap Fund	2,898,565	787,923	645,654	378,259	100,464	(500,437)	2,640,861
Fidelity Series International Value Fund	9,137,455	3,662,043	3,329,044	518,894	178,413	(2,405)	9,646,462
Fidelity Series Investment Grade Bond Fund	125,794,262	19,480,223	21,464,386	2,780,139	(141,553)	(6,228,026)	117,440,520
Fidelity Series Large Cap Stock Fund	10,857,265	1,910,688	4,290,924	925,880	926,248	(547,659)	8,855,618
Fidelity Series Large Cap Value Index Fund	1,171,779	132,644	406,488	69,059	96,847	(36,974)	957,808
Fidelity Series Long-Term Treasury Bond Index Fund	10,135,877	6,422,376	3,081,014	258,154	(176,496)	(153,094)	13,147,649
Fidelity Series Opportunistic Insights Fund	6,448,205	2,187,268	3,069,938	1,069,938	859,512	(1,223,912)	5,201,135
Fidelity Series Overseas Fund	9,162,964	3,460,218	3,013,658	306,568	310,813	(317,074)	9,603,263
Fidelity Series Real Estate Income Fund	1,424,794	105,544	360,859	53,168	35,273	9,444	1,214,196
Fidelity Series Short-Term Credit Fund	11,073,148	1,617,610	6,446,754	176,946	(13,468)	(333,400)	5,897,136
Fidelity Series Small Cap Opportunities Fund	3,882,584	1,532,365	1,472,790	919,603	229,237	(1,017,232)	3,154,164
Fidelity Series Stock Selector Large Cap Value Fund	6,875,823	1,603,240	2,634,136	1,081,296	360,294	(552,756)	5,652,465
Fidelity Series Value Discovery Fund	7,038,805	1,288,207	2,704,932	718,689	537,324	(402,205)	5,757,199
	$374,216,576	$136,063,252	$157,358,178	$21,210,953	$9,086,712	$(27,808,138)	$334,181,316

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$119,930	$--	$119,930	$--
Domestic Equity Funds	48,980,086	48,980,086	--	--
International Equity Funds	60,210,013	60,210,013	--	--
Bond Funds	195,550,309	195,550,309	--	--
Short-Term Funds	29,562,894	29,562,894	--	--
Total Investments in Securities:	$334,423,232	$334,303,302	$119,930	$--
Derivative Instruments:
Assets
Futures Contracts	$93,006	$93,006	$--	$--
Total Assets	$93,006	$93,006	$--	$--
Liabilities
Futures Contracts	$(5,775)	$(5,775)	$--	$--
Total Liabilities	$(5,775)	$(5,775)	$--	$--
Total Derivative Instruments:	$87,231	$87,231	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$93,006	$(5,775)
Total Equity Risk	93,006	(5,775)
Total Value of Derivatives	$93,006	$(5,775)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $119,930)	$119,930
Fidelity Central Funds (cost $121,986)	121,986
Other affiliated issuers (cost $308,550,772)	334,181,316
Total Investment in Securities (cost $308,792,688)		$334,423,232
Cash		25,564
Receivable for investments sold		8,395,358
Receivable for fund shares sold		76,811
Distributions receivable from Fidelity Central Funds		19
Total assets		342,920,984
Liabilities
Payable for investments purchased	$8,256,864
Payable for fund shares redeemed	85,506
Accrued management fee	136,455
Distribution and service plan fees payable	57,494
Payable for daily variation margin on futures contracts	16,720
Total liabilities		8,553,039
Net Assets		$334,367,945
Net Assets consist of:
Paid in capital		$298,631,609
Total accumulated earnings (loss)		35,736,336
Net Assets		$334,367,945
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($137,046,091 ÷ 11,961,184 shares)(a)		$11.46
Maximum offering price per share (100/94.25 of $11.46)		$12.16
Class M:
Net Asset Value and redemption price per share ($60,633,290 ÷ 5,324,501 shares)(a)		$11.39
Maximum offering price per share (100/96.50 of $11.39)		$11.80
Class C:
Net Asset Value and offering price per share ($4,335,422 ÷ 382,455 shares)(a)		$11.34
Class I:
Net Asset Value, offering price and redemption price per share ($103,753,879 ÷ 9,019,143 shares)		$11.50
Class Z:
Net Asset Value, offering price and redemption price per share ($8,545,447 ÷ 748,043 shares)		$11.42
Class Z6:
Net Asset Value, offering price and redemption price per share ($20,053,816 ÷ 1,750,722 shares)		$11.45

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$10,232,788
Interest		56
Income from Fidelity Central Funds		138
Total income		10,232,982
Expenses
Management fee	$1,791,335
Distribution and service plan fees	771,427
Independent trustees' fees and expenses	1,121
Total expenses before reductions	2,563,883
Expense reductions	(8)
Total expenses after reductions		2,563,875
Net investment income (loss)		7,669,107
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	92
Affiliated issuers	9,086,712
Futures contracts	38,154
Capital gain distributions from underlying funds:
Affiliated issuers	10,978,165
Total net realized gain (loss)		20,103,123
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(4)
Affiliated issuers	(27,808,138)
Futures contracts	87,231
Total change in net unrealized appreciation (depreciation)		(27,720,911)
Net gain (loss)		(7,617,788)
Net increase (decrease) in net assets resulting from operations		$51,319

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,669,107	$3,195,221
Net realized gain (loss)	20,103,123	23,322,163
Change in net unrealized appreciation (depreciation)	(27,720,911)	46,461,926
Net increase (decrease) in net assets resulting from operations	51,319	72,979,310
Distributions to shareholders	(30,763,243)	(22,669,069)
Share transactions - net increase (decrease)	(9,416,963)	(33,837,760)
Total increase (decrease) in net assets	(40,128,887)	16,472,481
Net Assets
Beginning of period	374,496,832	358,024,351
End of period	$334,367,945	$374,496,832

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2010 Fund Class A

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$12.53	$10.97	$11.78	$12.42	$12.34
Income from Investment Operations
Net investment income (loss)A,B	.25	.10	.19	.21	.16
Net realized and unrealized gain (loss)	(.26)	2.18	(.31)	.15	.72
Total from investment operations	(.01)	2.28	(.12)	.36	.88
Distributions from net investment income	(.26)	(.11)	(.20)	(.21)	(.17)
Distributions from net realized gain	(.80)	(.61)	(.49)	(.79)	(.62)
Total distributions	(1.06)	(.72)	(.69)	(1.00)	(.80)C
Net asset value, end of period	$11.46	$12.53	$10.97	$11.78	$12.42
Total ReturnD,E	(.41)%	21.28%	(1.39)%	3.28%	7.18%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.75%	.76%	.77%	.77%H	.69%
Expenses net of fee waivers, if any	.75%	.76%	.77%	.77%H	.69%
Expenses net of all reductions	.75%	.76%	.77%	.77%H	.69%
Net investment income (loss)	2.06%	.81%	1.56%	1.75%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$137,046	$164,212	$162,920	$198,633	$230,553
Portfolio turnover rateI	37%	26%	23%	24%	20%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class M

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$12.46	$10.92	$11.73	$12.37	$12.30
Income from Investment Operations
Net investment income (loss)A,B	.22	.07	.15	.18	.13
Net realized and unrealized gain (loss)	(.26)	2.16	(.30)	.15	.71
Total from investment operations	(.04)	2.23	(.15)	.33	.84
Distributions from net investment income	(.24)	(.09)	(.17)	(.18)	(.15)
Distributions from net realized gain	(.80)	(.61)	(.49)	(.79)	(.62)
Total distributions	(1.03)C	(.69)C	(.66)	(.97)	(.77)
Net asset value, end of period	$11.39	$12.46	$10.92	$11.73	$12.37
Total ReturnD,E	(.63)%	20.90%	(1.63)%	3.06%	6.89%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.00%	1.01%	1.02%	1.02%H	.94%
Expenses net of fee waivers, if any	1.00%	1.01%	1.02%	1.02%H	.94%
Expenses net of all reductions	1.00%	1.01%	1.02%	1.02%H	.94%
Net investment income (loss)	1.81%	.56%	1.31%	1.50%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$60,633	$69,654	$64,750	$71,679	$77,068
Portfolio turnover rateI	37%	26%	23%	24%	20%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class C

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$12.42	$10.87	$11.66	$12.29	$12.22
Income from Investment Operations
Net investment income (loss)A,B	.16	.01	.10	.12	.07
Net realized and unrealized gain (loss)	(.27)	2.16	(.30)	.14	.70
Total from investment operations	(.11)	2.17	(.20)	.26	.77
Distributions from net investment income	(.18)	(.02)	(.10)	(.11)	(.08)
Distributions from net realized gain	(.80)	(.60)	(.49)	(.78)	(.62)
Total distributions	(.97)C	(.62)	(.59)	(.89)	(.70)
Net asset value, end of period	$11.34	$12.42	$10.87	$11.66	$12.29
Total ReturnD,E	(1.19)%	20.36%	(2.02)%	2.45%	6.37%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.50%	1.51%	1.51%H	1.52%H	1.44%
Expenses net of fee waivers, if any	1.50%	1.51%	1.51%H	1.52%H	1.44%
Expenses net of all reductions	1.50%	1.51%	1.51%H	1.52%H	1.44%
Net investment income (loss)	1.31%	.06%	.81%	1.00%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$4,335	$6,544	$8,343	$10,765	$26,227
Portfolio turnover rateI	37%	26%	23%	24%	20%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class I

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$12.58	$11.02	$11.82	$12.47	$12.40
Income from Investment Operations
Net investment income (loss)A,B	.29	.13	.22	.24	.19
Net realized and unrealized gain (loss)	(.28)	2.19	(.30)	.14	.72
Total from investment operations	.01	2.32	(.08)	.38	.91
Distributions from net investment income	(.30)	(.15)	(.23)	(.25)	(.21)
Distributions from net realized gain	(.80)	(.61)	(.49)	(.79)	(.62)
Total distributions	(1.09)C	(.76)	(.72)	(1.03)C	(.84)C
Net asset value, end of period	$11.50	$12.58	$11.02	$11.82	$12.47
Total ReturnD	(.21)%	21.50%	(1.04)%	3.50%	7.39%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.50%	.51%	.52%	.52%G	.45%
Expenses net of fee waivers, if any	.50%	.51%	.52%	.52%G	.45%
Expenses net of all reductions	.50%	.51%	.52%	.52%G	.45%
Net investment income (loss)	2.31%	1.06%	1.81%	2.00%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$103,754	$114,929	$107,764	$131,896	$137,019
Portfolio turnover rateH	37%	26%	23%	24%	20%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class Z

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.51	$10.95	$11.78	$12.30
Income from Investment Operations
Net investment income (loss)B,C	.29	.14	.22	.27
Net realized and unrealized gain (loss)	(.27)	2.18	(.30)	(.11)
Total from investment operations	.02	2.32	(.08)	.16
Distributions from net investment income	(.31)	(.15)	(.26)	(.26)
Distributions from net realized gain	(.80)	(.61)	(.49)	(.42)
Total distributions	(1.11)	(.76)	(.75)	(.68)
Net asset value, end of period	$11.42	$12.51	$10.95	$11.78
Total ReturnD,E	(.20)%	21.71%	(1.05)%	1.65%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.44%	.45%	.46%H	.47%H,I
Expenses net of fee waivers, if any	.44%	.45%	.46%H	.47%H,I
Expenses net of all reductions	.44%	.45%	.46%H	.47%H,I
Net investment income (loss)	2.37%	1.12%	1.87%	4.58%I
Supplemental Data
Net assets, end of period (000 omitted)	$8,545	$6,514	$5,895	$257
Portfolio turnover rateJ	37%	26%	23%	24%

 A For the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class Z6

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.54	$10.99	$11.81	$12.47	$12.50
Income from Investment Operations
Net investment income (loss)B,C	.30	.14	.23	.25	.05
Net realized and unrealized gain (loss)	(.27)	2.19	(.31)	.15	.53
Total from investment operations	.03	2.33	(.08)	.40	.58
Distributions from net investment income	(.32)	(.17)	(.26)	(.27)	(.20)
Distributions from net realized gain	(.80)	(.61)	(.49)	(.79)	(.42)
Total distributions	(1.12)	(.78)	(.74)D	(1.06)	(.61)D
Net asset value, end of period	$11.45	$12.54	$10.99	$11.81	$12.47
Total ReturnE,F	(.10)%	21.67%	(1.01)%	3.66%	4.62%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.38%	.38%	.39%	.39%	.41%I,J
Expenses net of fee waivers, if any	.38%	.38%	.39%	.39%	.41%I,J
Expenses net of all reductions	.38%	.38%	.39%	.39%	.41%I,J
Net investment income (loss)	2.43%	1.18%	1.94%	2.13%	.45%I
Supplemental Data
Net assets, end of period (000 omitted)	$20,054	$12,643	$8,352	$6,566	$4,744
Portfolio turnover rateK	37%	26%	23%	24%	20%

 A For the period June 6, 2017 (commencement of sale of shares) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	31.6
Fidelity Series Emerging Markets Opportunities Fund	7.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.9
Fidelity Series Government Money Market Fund 0.31%	4.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
Fidelity Series Large Cap Stock Fund	3.8
Fidelity Series International Value Fund	3.6
Fidelity Series Overseas Fund	3.6
Fidelity Series International Growth Fund	3.6
72.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	20.1%
International Equity Funds	21.7%
Bond Funds	52.5%
Short-Term Funds	5.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2015 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.18% to 0.38% 4/28/22 to 6/9/22 (a)
(Cost $289,838)	290,000	289,837
	Shares	Value

Domestic Equity Funds - 20.1%
Fidelity Advisor Series Equity Growth Fund (b)	1,107,628	$17,090,705
Fidelity Advisor Series Growth Opportunities Fund (b)	958,349	11,720,610
Fidelity Advisor Series Small Cap Fund (b)	597,193	7,757,541
Fidelity Series All-Sector Equity Fund (b)	679,995	7,330,350
Fidelity Series Commodity Strategy Fund (b)	2,078,943	10,623,401
Fidelity Series Large Cap Stock Fund (b)	1,414,610	26,891,734
Fidelity Series Large Cap Value Index Fund (b)	189,357	2,908,521
Fidelity Series Opportunistic Insights Fund (b)	864,010	15,794,099
Fidelity Series Small Cap Opportunities Fund (b)	703,225	9,577,921
Fidelity Series Stock Selector Large Cap Value Fund (b)	1,266,749	17,164,449
Fidelity Series Value Discovery Fund (b)	1,092,667	17,482,673
TOTAL DOMESTIC EQUITY FUNDS
(Cost $100,717,601)		144,342,004

International Equity Funds - 21.7%
Fidelity Series Canada Fund (b)	716,048	11,113,065
Fidelity Series Emerging Markets Fund (b)	648,464	6,017,747
Fidelity Series Emerging Markets Opportunities Fund (b)	2,946,912	54,223,177
Fidelity Series International Growth Fund (b)	1,540,070	25,534,360
Fidelity Series International Small Cap Fund (b)	394,124	7,074,526
Fidelity Series International Value Fund (b)	2,338,267	25,791,086
Fidelity Series Overseas Fund (b)	2,034,576	25,676,347
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $116,431,317)		155,430,308

Bond Funds - 52.5%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	4,027,364	40,394,461
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	3,632,760	34,874,501
Fidelity Series Emerging Markets Debt Fund (b)	439,595	3,626,658
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	133,840	1,205,895
Fidelity Series Floating Rate High Income Fund (b)	79,164	727,513
Fidelity Series High Income Fund (b)	473,993	4,308,592
Fidelity Series Inflation-Protected Bond Index Fund (b)	946,196	9,603,893
Fidelity Series International Credit Fund (b)	75,431	698,487
Fidelity Series International Developed Markets Bond Index Fund (b)	2,362,798	22,044,901
Fidelity Series Investment Grade Bond Fund (b)	20,766,942	226,567,329
Fidelity Series Long-Term Treasury Bond Index Fund (b)	3,890,700	29,647,133
Fidelity Series Real Estate Income Fund (b)	229,028	2,601,759
TOTAL BOND FUNDS
(Cost $378,540,404)		376,301,122

Short-Term Funds - 5.7%
Fidelity Cash Central Fund 0.31% (c)	391,991	392,069
Fidelity Series Government Money Market Fund 0.31% (b)(d)	32,567,120	32,567,120
Fidelity Series Short-Term Credit Fund (b)	836,690	8,157,727
TOTAL SHORT-TERM FUNDS
(Cost $41,277,919)		41,116,916
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $637,257,079)		717,480,187
NET OTHER ASSETS (LIABILITIES) - 0.0%		(184,832)
NET ASSETS - 100%		$717,295,355

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	15	June 2022	$1,608,300	$90,670	$90,670
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	37	June 2022	2,082,175	104,737	104,737

TOTAL PURCHASED					195,407

Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	16	June 2022	3,624,600	(3,037)	(3,037)
TOTAL FUTURES CONTRACTS					$192,370

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $289,837.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$763,958	$2,421,389	$2,793,277	$343	$--	$(1)	$392,069	0.0%
Total	$763,958	$2,421,389	$2,793,277	$343	$--	$(1)	$392,069

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$21,685,695	$6,604,305	$10,542,167	$3,391,872	$1,719,439	$(2,376,567)	$17,090,705
Fidelity Advisor Series Growth Opportunities Fund	15,082,676	6,757,351	6,746,950	3,146,158	392,613	(3,765,080)	11,720,610
Fidelity Advisor Series Small Cap Fund	9,808,927	2,762,624	3,751,777	1,570,914	855,863	(1,918,096)	7,757,541
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	--	42,854,341	2,364,530	155,598	(3,099)	(69,213)	40,394,461
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	40,337,684	3,995,817	211,806	(86,666)	(1,380,700)	34,874,501
Fidelity Series All-Sector Equity Fund	9,269,255	2,210,862	3,722,047	1,567,112	603,879	(1,031,599)	7,330,350
Fidelity Series Canada Fund	9,453,254	2,653,868	3,027,600	244,984	176,848	1,856,695	11,113,065
Fidelity Series Commodity Strategy Fund	23,227,544	7,647,702	21,099,238	6,866,908	(478,286)	1,325,679	10,623,401
Fidelity Series Emerging Markets Debt Fund	4,445,548	569,481	1,020,150	195,845	(75,348)	(292,873)	3,626,658
Fidelity Series Emerging Markets Debt Local Currency Fund	1,462,105	223,152	338,497	53,666	(12,520)	(128,345)	1,205,895
Fidelity Series Emerging Markets Fund	8,256,890	1,596,993	2,359,762	221,235	219,954	(1,696,328)	6,017,747
Fidelity Series Emerging Markets Opportunities Fund	75,449,249	20,853,140	22,862,215	7,046,740	3,597,367	(22,814,364)	54,223,177
Fidelity Series Floating Rate High Income Fund	895,877	52,077	221,407	35,556	(15,796)	16,762	727,513
Fidelity Series Government Money Market Fund 0.31%	90,200,663	7,001,416	64,634,959	58,527	--	--	32,567,120
Fidelity Series High Income Fund	5,289,001	424,220	1,267,143	268,264	40,427	(177,913)	4,308,592
Fidelity Series Inflation-Protected Bond Index Fund	71,306,373	5,440,159	67,663,514	2,678,872	6,152,149	(5,631,274)	9,603,893
Fidelity Series International Credit Fund	729,035	23,528	--	23,527	--	(54,076)	698,487
Fidelity Series International Developed Markets Bond Index Fund	--	24,311,081	1,282,818	7,591	(19,231)	(964,131)	22,044,901
Fidelity Series International Growth Fund	26,490,631	9,339,041	8,160,970	2,272,572	300,122	(2,434,464)	25,534,360
Fidelity Series International Small Cap Fund	8,394,404	1,682,846	1,964,864	1,036,144	499,759	(1,537,619)	7,074,526
Fidelity Series International Value Fund	26,461,208	8,625,157	9,812,869	1,425,627	494,419	23,171	25,791,086
Fidelity Series Investment Grade Bond Fund	252,528,086	37,303,959	50,920,101	5,518,873	(541,559)	(11,803,056)	226,567,329
Fidelity Series Large Cap Stock Fund	33,853,090	5,290,254	13,375,592	2,895,613	2,908,236	(1,784,254)	26,891,734
Fidelity Series Large Cap Value Index Fund	3,653,671	341,256	1,269,580	214,043	324,835	(141,661)	2,908,521
Fidelity Series Long-Term Treasury Bond Index Fund	22,844,322	15,039,134	7,453,977	585,140	(456,842)	(325,504)	29,647,133
Fidelity Series Opportunistic Insights Fund	20,103,810	6,133,016	9,338,903	3,290,344	2,446,833	(3,550,657)	15,794,099
Fidelity Series Overseas Fund	26,535,003	7,775,630	8,762,686	841,708	684,936	(556,536)	25,676,347
Fidelity Series Real Estate Income Fund	3,217,095	174,960	893,196	118,164	97,190	5,710	2,601,759
Fidelity Series Short-Term Credit Fund	18,870,432	2,341,944	12,516,466	289,453	(10,234)	(527,949)	8,157,727
Fidelity Series Small Cap Opportunities Fund	12,105,545	4,460,531	4,519,146	2,856,573	870,220	(3,339,229)	9,577,921
Fidelity Series Stock Selector Large Cap Value Fund	21,438,754	4,562,218	8,228,273	3,348,273	1,141,727	(1,749,977)	17,164,449
Fidelity Series Value Discovery Fund	21,946,920	3,613,177	8,488,458	2,224,197	1,827,036	(1,416,002)	17,482,673
	$845,005,063	$279,007,107	$362,605,672	$54,661,899	$23,654,271	$(68,239,450)	$716,798,281

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$289,837	$--	$289,837	$--
Domestic Equity Funds	144,342,004	144,342,004	--	--
International Equity Funds	155,430,308	155,430,308	--	--
Bond Funds	376,301,122	376,301,122	--	--
Short-Term Funds	41,116,916	41,116,916	--	--
Total Investments in Securities:	$717,480,187	$717,190,350	$289,837	$--
Derivative Instruments:
Assets
Futures Contracts	$195,407	$195,407	$--	$--
Total Assets	$195,407	$195,407	$--	$--
Liabilities
Futures Contracts	$(3,037)	$(3,037)	$--	$--
Total Liabilities	$(3,037)	$(3,037)	$--	$--
Total Derivative Instruments:	$192,370	$192,370	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$195,407	$(3,037)
Total Equity Risk	195,407	(3,037)
Total Value of Derivatives	$195,407	$(3,037)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $289,838)	$289,837
Fidelity Central Funds (cost $392,067)	392,069
Other affiliated issuers (cost $636,575,174)	716,798,281
Total Investment in Securities (cost $637,257,079)		$717,480,187
Receivable for investments sold		16,477,682
Receivable for fund shares sold		286,051
Distributions receivable from Fidelity Central Funds		51
Total assets		734,243,971
Liabilities
Payable for investments purchased	$15,880,424
Payable for fund shares redeemed	579,545
Accrued management fee	319,824
Distribution and service plan fees payable	122,106
Payable for daily variation margin on futures contracts	46,717
Total liabilities		16,948,616
Net Assets		$717,295,355
Net Assets consist of:
Paid in capital		$609,440,815
Total accumulated earnings (loss)		107,854,540
Net Assets		$717,295,355
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($315,459,638 ÷ 27,677,135 shares)(a)		$11.40
Maximum offering price per share (100/94.25 of $11.40)		$12.10
Class M:
Net Asset Value and redemption price per share ($107,957,022 ÷ 9,510,283 shares)(a)		$11.35
Maximum offering price per share (100/96.50 of $11.35)		$11.76
Class C:
Net Asset Value and offering price per share ($12,553,657 ÷ 1,113,386 shares)(a)		$11.28
Class I:
Net Asset Value, offering price and redemption price per share ($222,906,449 ÷ 19,357,150 shares)		$11.52
Class Z:
Net Asset Value, offering price and redemption price per share ($24,200,124 ÷ 2,119,858 shares)		$11.42
Class Z6:
Net Asset Value, offering price and redemption price per share ($34,218,465 ÷ 2,985,038 shares)		$11.46

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$22,891,716
Interest		132
Income from Fidelity Central Funds		343
Total income		22,892,191
Expenses
Management fee	$4,332,771
Distribution and service plan fees	1,704,033
Independent trustees' fees and expenses	2,508
Total expenses before reductions	6,039,312
Expense reductions	(6)
Total expenses after reductions		6,039,306
Net investment income (loss)		16,852,885
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	431
Affiliated issuers	23,654,271
Futures contracts	182,814
Capital gain distributions from underlying funds:
Affiliated issuers	31,770,183
Total net realized gain (loss)		55,607,699
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(7)
Fidelity Central Funds	(1)
Other affiliated issuers	(68,239,450)
Futures contracts	192,370
Total change in net unrealized appreciation (depreciation)		(68,047,088)
Net gain (loss)		(12,439,389)
Net increase (decrease) in net assets resulting from operations		$4,413,496

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,852,885	$6,927,871
Net realized gain (loss)	55,607,699	59,379,995
Change in net unrealized appreciation (depreciation)	(68,047,088)	127,893,433
Net increase (decrease) in net assets resulting from operations	4,413,496	194,201,299
Distributions to shareholders	(78,805,498)	(60,060,127)
Share transactions - net increase (decrease)	(53,924,482)	(62,469,417)
Total increase (decrease) in net assets	(128,316,484)	71,671,755
Net Assets
Beginning of period	845,611,839	773,940,084
End of period	$717,295,355	$845,611,839

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2015 Fund Class A

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$12.59	$10.71	$11.79	$12.59	$12.43
Income from Investment Operations
Net investment income (loss)A,B	.25	.09	.18	.21	.16
Net realized and unrealized gain (loss)	(.21)	2.66	(.44)	.14	.87
Total from investment operations	.04	2.75	(.26)	.35	1.03
Distributions from net investment income	(.26)	(.11)	(.19)	(.21)	(.18)
Distributions from net realized gain	(.97)	(.76)	(.62)	(.94)	(.70)
Total distributions	(1.23)	(.87)	(.82)C	(1.15)	(.87)C
Net asset value, end of period	$11.40	$12.59	$10.71	$11.79	$12.59
Total ReturnD,E	(.08)%	26.45%	(2.77)%	3.26%	8.42%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.79%	.80%	.81%	.82%	.72%
Expenses net of fee waivers, if any	.79%	.80%	.81%	.82%	.72%
Expenses net of all reductions	.79%	.80%	.81%	.82%	.72%
Net investment income (loss)	2.03%	.79%	1.50%	1.71%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$315,460	$385,409	$360,371	$476,763	$551,179
Portfolio turnover rateH	35%	27%	22%	21%	19%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class M

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$12.55	$10.68	$11.76	$12.56	$12.41
Income from Investment Operations
Net investment income (loss)A,B	.22	.06	.15	.17	.12
Net realized and unrealized gain (loss)	(.21)	2.65	(.44)	.15	.87
Total from investment operations	.01	2.71	(.29)	.32	.99
Distributions from net investment income	(.24)	(.08)	(.16)	(.18)	(.15)
Distributions from net realized gain	(.97)	(.76)	(.62)	(.94)	(.70)
Total distributions	(1.21)	(.84)	(.79)C	(1.12)	(.84)C
Net asset value, end of period	$11.35	$12.55	$10.68	$11.76	$12.56
Total ReturnD,E	(.35)%	26.13%	(3.00)%	3.01%	8.10%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.04%	1.05%	1.06%	1.07%	.98%
Expenses net of fee waivers, if any	1.04%	1.05%	1.06%	1.07%	.98%
Expenses net of all reductions	1.04%	1.05%	1.06%	1.07%	.98%
Net investment income (loss)	1.78%	.54%	1.25%	1.45%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$107,957	$134,240	$123,857	$152,212	$167,835
Portfolio turnover rateH	35%	27%	22%	21%	19%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class C

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$12.46	$10.62	$11.69	$12.47	$12.32
Income from Investment Operations
Net investment income (loss)A,B	.16	–C	.09	.11	.06
Net realized and unrealized gain (loss)	(.20)	2.62	(.44)	.16	.86
Total from investment operations	(.04)	2.62	(.35)	.27	.92
Distributions from net investment income	(.17)	(.03)	(.09)	(.13)	(.08)
Distributions from net realized gain	(.97)	(.74)	(.62)	(.93)	(.70)
Total distributions	(1.14)	(.78)D	(.72)D	(1.05)D	(.77)D
Net asset value, end of period	$11.28	$12.46	$10.62	$11.69	$12.47
Total ReturnE,F	(.74)%	25.36%	(3.48)%	2.60%	7.57%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.54%	1.55%	1.56%	1.57%	1.48%
Expenses net of fee waivers, if any	1.54%	1.55%	1.56%	1.57%	1.48%
Expenses net of all reductions	1.54%	1.55%	1.55%	1.57%	1.48%
Net investment income (loss)	1.28%	.04%	.76%	.96%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$12,554	$20,654	$20,129	$31,274	$54,730
Portfolio turnover rateI	35%	27%	22%	21%	19%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class I

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$12.71	$10.81	$11.89	$12.69	$12.53
Income from Investment Operations
Net investment income (loss)A,B	.29	.13	.21	.24	.19
Net realized and unrealized gain (loss)	(.22)	2.67	(.44)	.14	.88
Total from investment operations	.07	2.80	(.23)	.38	1.07
Distributions from net investment income	(.29)	(.14)	(.22)	(.24)	(.21)
Distributions from net realized gain	(.97)	(.76)	(.62)	(.94)	(.70)
Total distributions	(1.26)	(.90)	(.85)C	(1.18)	(.91)
Net asset value, end of period	$11.52	$12.71	$10.81	$11.89	$12.69
Total ReturnD	.20%	26.71%	(2.50)%	3.55%	8.66%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.54%	.55%	.56%	.57%	.48%
Expenses net of fee waivers, if any	.54%	.55%	.56%	.57%	.48%
Expenses net of all reductions	.54%	.55%	.56%	.57%	.48%
Net investment income (loss)	2.28%	1.04%	1.75%	1.95%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$222,906	$256,243	$238,048	$304,221	$324,189
Portfolio turnover rateG	35%	27%	22%	21%	19%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class Z

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.62	$10.74	$11.85	$12.50
Income from Investment Operations
Net investment income (loss)B,C	.29	.13	.22	.27
Net realized and unrealized gain (loss)	(.21)	2.66	(.45)	(.17)
Total from investment operations	.08	2.79	(.23)	.10
Distributions from net investment income	(.31)	(.15)	(.26)	(.27)
Distributions from net realized gain	(.97)	(.76)	(.62)	(.48)
Total distributions	(1.28)	(.91)	(.88)	(.75)
Net asset value, end of period	$11.42	$12.62	$10.74	$11.85
Total ReturnD,E	.25%	26.82%	(2.48)%	1.29%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.48%	.48%	.49%	.51%H,I
Expenses net of fee waivers, if any	.48%	.48%	.49%	.51%H,I
Expenses net of all reductions	.48%	.48%	.49%	.51%H,I
Net investment income (loss)	2.35%	1.11%	1.82%	4.73%H
Supplemental Data
Net assets, end of period (000 omitted)	$24,200	$20,850	$16,135	$1,522
Portfolio turnover rateJ	35%	27%	22%	21%

 A For the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class Z6

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.66	$10.78	$11.87	$12.67	$12.66
Income from Investment Operations
Net investment income (loss)B,C	.30	.14	.23	.25	.18
Net realized and unrealized gain (loss)	(.21)	2.66	(.45)	.16	.51
Total from investment operations	.09	2.80	(.22)	.41	.69
Distributions from net investment income	(.32)	(.17)	(.25)	(.27)	(.21)
Distributions from net realized gain	(.97)	(.76)	(.62)	(.94)	(.47)
Total distributions	(1.29)	(.92)	(.87)	(1.21)	(.68)
Net asset value, end of period	$11.46	$12.66	$10.78	$11.87	$12.67
Total ReturnD,E	.31%	26.84%	(2.40)%	3.81%	5.42%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.40%	.40%	.41%	.41%	.43%H,I
Expenses net of fee waivers, if any	.40%	.40%	.41%	.41%	.43%H,I
Expenses net of all reductions	.40%	.40%	.41%	.41%	.43%H,I
Net investment income (loss)	2.42%	1.19%	1.90%	2.11%	1.75%H
Supplemental Data
Net assets, end of period (000 omitted)	$34,218	$28,215	$15,400	$16,536	$12,903
Portfolio turnover rateJ	35%	27%	22%	21%	19%

 A For the period June 6, 2017 (commencement of sale of shares) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	28.0
Fidelity Series Emerging Markets Opportunities Fund	8.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.9
Fidelity Series Large Cap Stock Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.3
Fidelity Series International Value Fund	4.3
Fidelity Series Overseas Fund	4.3
Fidelity Series International Growth Fund	4.3
Fidelity Series Value Discovery Fund	3.2
Fidelity Series Stock Selector Large Cap Value Fund	3.1
71.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	25.7%
International Equity Funds	25.4%
Bond Funds	46.3%
Short-Term Funds	2.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2020 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.18% to 0.38% 4/28/22 to 6/9/22 (a)
(Cost $789,539)	790,000	789,537
	Shares	Value

Domestic Equity Funds - 25.7%
Fidelity Advisor Series Equity Growth Fund (b)	3,668,128	$56,599,222
Fidelity Advisor Series Growth Opportunities Fund (b)	3,173,826	38,815,894
Fidelity Advisor Series Small Cap Fund (b)	1,977,721	25,690,600
Fidelity Series All-Sector Equity Fund (b)	2,251,949	24,276,012
Fidelity Series Commodity Strategy Fund (b)	5,317,685	27,173,368
Fidelity Series Large Cap Stock Fund (b)	4,684,843	89,058,863
Fidelity Series Large Cap Value Index Fund (b)	627,106	9,632,344
Fidelity Series Opportunistic Insights Fund (b)	2,861,376	52,305,954
Fidelity Series Small Cap Opportunities Fund (b)	2,328,859	31,719,066
Fidelity Series Stock Selector Large Cap Value Fund (b)	4,195,111	56,843,759
Fidelity Series Value Discovery Fund (b)	3,618,636	57,898,184
TOTAL DOMESTIC EQUITY FUNDS
(Cost $335,785,124)		470,013,266

International Equity Funds - 25.4%
Fidelity Series Canada Fund (b)	2,206,668	34,247,494
Fidelity Series Emerging Markets Fund (b)	1,863,714	17,295,269
Fidelity Series Emerging Markets Opportunities Fund (b)	8,469,677	155,842,052
Fidelity Series International Growth Fund (b)	4,712,886	78,139,643
Fidelity Series International Small Cap Fund (b)	1,203,145	21,596,458
Fidelity Series International Value Fund (b)	7,165,345	79,033,754
Fidelity Series Overseas Fund (b)	6,234,787	78,683,012
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $356,143,317)		464,837,682

Bond Funds - 46.3%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	2,024,845	20,309,191
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	13,221,414	126,925,574
Fidelity Series Emerging Markets Debt Fund (b)	1,110,542	9,161,970
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	341,300	3,075,117
Fidelity Series Floating Rate High Income Fund (b)	202,007	1,856,440
Fidelity Series High Income Fund (b)	1,212,613	11,022,652
Fidelity Series Inflation-Protected Bond Index Fund (b)	1,969,635	19,991,795
Fidelity Series International Credit Fund (b)	162,126	1,501,290
Fidelity Series International Developed Markets Bond Index Fund (b)	6,070,847	56,641,000
Fidelity Series Investment Grade Bond Fund (b)	46,975,624	512,504,061
Fidelity Series Long-Term Treasury Bond Index Fund (b)	10,410,318	79,326,622
Fidelity Series Real Estate Income Fund (b)	585,115	6,646,911
TOTAL BOND FUNDS
(Cost $872,809,024)		848,962,623

Short-Term Funds - 2.6%
Fidelity Cash Central Fund 0.31% (c)	1,250,619	1,250,869
Fidelity Series Government Money Market Fund 0.31% (b)(d)	37,374,752	37,374,752
Fidelity Series Short-Term Credit Fund (b)	960,318	9,363,105
TOTAL SHORT-TERM FUNDS
(Cost $48,171,269)		47,988,726
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,613,698,273)		1,832,591,834
NET OTHER ASSETS (LIABILITIES) - 0.0%		(463,696)
NET ASSETS - 100%		$1,832,128,138

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	37	June 2022	$3,967,140	$225,522	$225,522
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	98	June 2022	5,514,950	250,080	250,080

TOTAL PURCHASED					475,602

Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	40	June 2022	9,061,500	(4,674)	(4,674)
TOTAL FUTURES CONTRACTS					$470,928

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $623,657.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$1,880,907	$7,718,362	$8,348,400	$927	$--	$--	$1,250,869	0.0%
Total	$1,880,907	$7,718,362	$8,348,400	$927	$--	$--	$1,250,869

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$69,060,001	$20,596,557	$30,503,139	$11,162,553	$4,091,278	$(6,645,475)	$56,599,222
Fidelity Advisor Series Growth Opportunities Fund	48,027,636	21,436,317	19,297,397	10,344,543	619,659	(11,970,321)	38,815,894
Fidelity Advisor Series Small Cap Fund	31,239,796	8,400,839	10,320,281	5,156,178	2,304,809	(5,934,563)	25,690,600
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	--	39,866,040	19,495,716	89,320	(54,677)	6,846	20,309,191
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	143,798,269	11,696,656	723,774	(260,353)	(4,915,686)	126,925,574
Fidelity Series All-Sector Equity Fund	29,521,471	6,903,092	10,589,196	5,187,043	1,214,044	(2,773,399)	24,276,012
Fidelity Series Canada Fund	28,822,162	7,378,884	8,145,706	751,625	473,139	5,719,015	34,247,494
Fidelity Series Commodity Strategy Fund	58,310,541	18,909,553	52,252,099	17,309,704	(1,177,350)	3,382,723	27,173,368
Fidelity Series Emerging Markets Debt Fund	11,161,613	1,389,436	2,448,925	497,281	(207,143)	(733,011)	9,161,970
Fidelity Series Emerging Markets Debt Local Currency Fund	3,658,565	581,553	805,280	137,883	(31,258)	(328,463)	3,075,117
Fidelity Series Emerging Markets Fund	23,110,809	4,206,186	5,790,439	639,439	533,675	(4,764,962)	17,295,269
Fidelity Series Emerging Markets Opportunities Fund	210,443,985	55,980,042	55,236,840	20,354,186	6,775,803	(62,120,938)	155,842,052
Fidelity Series Floating Rate High Income Fund	2,239,827	114,753	500,253	89,535	(36,260)	38,373	1,856,440
Fidelity Series Government Money Market Fund 0.31%	157,038,457	11,376,444	131,040,149	93,188	--	--	37,374,752
Fidelity Series High Income Fund	13,228,837	990,308	2,835,191	680,823	(162,692)	(198,610)	11,022,652
Fidelity Series Inflation-Protected Bond Index Fund	152,232,478	12,153,786	145,661,624	5,614,995	12,606,730	(11,339,575)	19,991,795
Fidelity Series International Credit Fund	1,566,949	50,568	--	50,568	--	(116,227)	1,501,290
Fidelity Series International Developed Markets Bond Index Fund	--	61,939,419	2,776,358	19,412	(38,718)	(2,483,343)	56,641,000
Fidelity Series International Growth Fund	80,767,622	25,205,349	21,155,880	6,968,075	301,971	(6,979,419)	78,139,643
Fidelity Series International Small Cap Fund	25,594,902	4,133,336	4,925,973	3,169,711	1,291,089	(4,496,896)	21,596,458
Fidelity Series International Value Fund	80,678,094	23,588,780	26,816,011	4,371,257	1,369,916	212,975	79,033,754
Fidelity Series Investment Grade Bond Fund	554,354,434	95,001,411	108,911,322	12,243,316	(1,388,591)	(26,551,871)	512,504,061
Fidelity Series Large Cap Stock Fund	107,822,301	15,677,215	37,967,871	9,406,105	7,961,455	(4,434,237)	89,058,863
Fidelity Series Large Cap Value Index Fund	11,636,912	1,032,368	3,608,773	708,810	893,263	(321,426)	9,632,344
Fidelity Series Long-Term Treasury Bond Index Fund	57,417,129	41,881,430	17,595,943	1,508,650	(1,272,210)	(1,103,784)	79,326,622
Fidelity Series Opportunistic Insights Fund	64,023,791	19,275,138	26,966,407	10,841,873	5,973,337	(9,999,905)	52,305,954
Fidelity Series Overseas Fund	80,902,403	20,075,997	22,552,015	2,580,828	1,751,701	(1,495,074)	78,683,012
Fidelity Series Real Estate Income Fund	8,072,324	378,912	2,057,539	300,335	224,501	28,713	6,646,911
Fidelity Series Short-Term Credit Fund	32,801,002	3,629,921	26,270,501	470,662	33,633	(830,950)	9,363,105
Fidelity Series Small Cap Opportunities Fund	38,554,130	14,009,748	12,727,740	9,257,060	1,806,740	(9,923,812)	31,719,066
Fidelity Series Stock Selector Large Cap Value Fund	68,284,126	14,509,798	23,726,425	11,073,566	2,940,146	(5,163,886)	56,843,759
Fidelity Series Value Discovery Fund	69,901,785	11,176,647	24,336,671	7,355,090	4,914,502	(3,758,079)	57,898,184
	$2,120,474,082	$705,648,096	$869,014,320	$159,157,388	$53,452,139	$(179,995,267)	$1,830,551,428

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$789,537	$--	$789,537	$--
Domestic Equity Funds	470,013,266	470,013,266	--	--
International Equity Funds	464,837,682	464,837,682	--	--
Bond Funds	848,962,623	848,962,623	--	--
Short-Term Funds	47,988,726	47,988,726	--	--
Total Investments in Securities:	$1,832,591,834	$1,831,802,297	$789,537	$--
Derivative Instruments:
Assets
Futures Contracts	$475,602	$475,602	$--	$--
Total Assets	$475,602	$475,602	$--	$--
Liabilities
Futures Contracts	$(4,674)	$(4,674)	$--	$--
Total Liabilities	$(4,674)	$(4,674)	$--	$--
Total Derivative Instruments:	$470,928	$470,928	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$475,602	$(4,674)
Total Equity Risk	475,602	(4,674)
Total Value of Derivatives	$475,602	$(4,674)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $789,539)	$789,537
Fidelity Central Funds (cost $1,250,869)	1,250,869
Other affiliated issuers (cost $1,611,657,865)	1,830,551,428
Total Investment in Securities (cost $1,613,698,273)		$1,832,591,834
Receivable for investments sold		40,034,781
Receivable for fund shares sold		514,286
Distributions receivable from Fidelity Central Funds		170
Total assets		1,873,141,071
Liabilities
Payable for investments purchased	$37,572,690
Payable for fund shares redeemed	2,149,287
Accrued management fee	873,963
Distribution and service plan fees payable	295,938
Payable for daily variation margin on futures contracts	121,055
Total liabilities		41,012,933
Net Assets		$1,832,128,138
Net Assets consist of:
Paid in capital		$1,531,728,764
Total accumulated earnings (loss)		300,399,374
Net Assets		$1,832,128,138
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($741,474,472 ÷ 57,784,154 shares)(a)		$12.83
Maximum offering price per share (100/94.25 of $12.83)		$13.61
Class M:
Net Asset Value and redemption price per share ($265,388,484 ÷ 20,710,248 shares)(a)		$12.81
Maximum offering price per share (100/96.50 of $12.81)		$13.27
Class C:
Net Asset Value and offering price per share ($36,340,183 ÷ 2,870,662 shares)(a)		$12.66
Class I:
Net Asset Value, offering price and redemption price per share ($616,519,982 ÷ 47,537,091 shares)		$12.97
Class Z:
Net Asset Value, offering price and redemption price per share ($59,576,387 ÷ 4,634,895 shares)		$12.85
Class Z6:
Net Asset Value, offering price and redemption price per share ($112,828,630 ÷ 8,747,438 shares)		$12.90

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$58,634,569
Interest		365
Income from Fidelity Central Funds		927
Total income		58,635,861
Expenses
Management fee	$11,774,494
Distribution and service plan fees	4,044,098
Independent trustees' fees and expenses	6,323
Total expenses before reductions	15,824,915
Expense reductions	(4)
Total expenses after reductions		15,824,911
Net investment income (loss)		42,810,950
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,216
Affiliated issuers	53,452,139
Futures contracts	477,088
Capital gain distributions from underlying funds:
Affiliated issuers	100,522,819
Total net realized gain (loss)		154,453,262
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(20)
Affiliated issuers	(179,995,267)
Futures contracts	470,928
Total change in net unrealized appreciation (depreciation)		(179,524,359)
Net gain (loss)		(25,071,097)
Net increase (decrease) in net assets resulting from operations		$17,739,853

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$42,810,950	$17,293,824
Net realized gain (loss)	154,453,262	158,746,849
Change in net unrealized appreciation (depreciation)	(179,524,359)	382,563,737
Net increase (decrease) in net assets resulting from operations	17,739,853	558,604,410
Distributions to shareholders	(210,125,505)	(150,975,667)
Share transactions - net increase (decrease)	(97,568,805)	(155,025,861)
Total increase (decrease) in net assets	(289,954,457)	252,602,882
Net Assets
Beginning of period	2,122,082,595	1,869,479,713
End of period	$1,832,128,138	$2,122,082,595

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2020 Fund Class A

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$14.19	$11.63	$12.97	$13.71	$13.31
Income from Investment Operations
Net investment income (loss)A,B	.28	.10	.19	.22	.16
Net realized and unrealized gain (loss)	(.18)	3.43	(.65)	.18	1.05
Total from investment operations	.10	3.53	(.46)	.40	1.21
Distributions from net investment income	(.30)	(.12)	(.20)	(.22)	(.18)
Distributions from net realized gain	(1.16)	(.85)	(.68)	(.92)	(.62)
Total distributions	(1.46)	(.97)	(.88)	(1.14)	(.81)C
Net asset value, end of period	$12.83	$14.19	$11.63	$12.97	$13.71
Total ReturnD,E	.25%	31.39%	(4.15)%	3.40%	9.15%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.83%	.84%	.85%	.86%	.76%
Expenses net of fee waivers, if any	.83%	.84%	.85%	.86%	.76%
Expenses net of all reductions	.83%	.84%	.85%	.86%	.76%
Net investment income (loss)	2.02%	.78%	1.46%	1.68%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$741,474	$877,842	$800,330	$1,038,299	$1,196,128
Portfolio turnover rateH	34%	26%	25%	22%	20%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class M

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$14.18	$11.62	$12.96	$13.71	$13.30
Income from Investment Operations
Net investment income (loss)A,B	.25	.07	.16	.19	.13
Net realized and unrealized gain (loss)	(.19)	3.43	(.65)	.17	1.05
Total from investment operations	.06	3.50	(.49)	.36	1.18
Distributions from net investment income	(.27)	(.09)	(.17)	(.19)	(.15)
Distributions from net realized gain	(1.16)	(.85)	(.68)	(.92)	(.62)
Total distributions	(1.43)	(.94)	(.85)	(1.11)	(.77)
Net asset value, end of period	$12.81	$14.18	$11.62	$12.96	$13.71
Total ReturnC,D	(.02)%	31.08%	(4.38)%	3.07%	8.97%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	1.08%	1.09%	1.10%	1.11%	1.01%
Expenses net of fee waivers, if any	1.08%	1.09%	1.10%	1.11%	1.01%
Expenses net of all reductions	1.08%	1.09%	1.10%	1.11%	1.01%
Net investment income (loss)	1.77%	.53%	1.21%	1.43%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$265,388	$309,456	$277,496	$345,810	$374,470
Portfolio turnover rateG	34%	26%	25%	22%	20%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class C

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$14.03	$11.52	$12.86	$13.60	$13.20
Income from Investment Operations
Net investment income (loss)A,B	.18	–C	.09	.12	.06
Net realized and unrealized gain (loss)	(.18)	3.39	(.64)	.17	1.05
Total from investment operations	–	3.39	(.55)	.29	1.11
Distributions from net investment income	(.21)	(.04)	(.11)	(.14)	(.09)
Distributions from net realized gain	(1.16)	(.84)	(.68)	(.90)	(.62)
Total distributions	(1.37)	(.88)	(.79)	(1.03)D	(.71)
Net asset value, end of period	$12.66	$14.03	$11.52	$12.86	$13.60
Total ReturnE,F	(.47)%	30.36%	(4.81)%	2.55%	8.45%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.58%	1.59%	1.60%	1.61%	1.52%
Expenses net of fee waivers, if any	1.58%	1.59%	1.60%	1.61%	1.52%
Expenses net of all reductions	1.58%	1.59%	1.60%	1.61%	1.52%
Net investment income (loss)	1.27%	.03%	.71%	.93%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$36,340	$51,480	$46,563	$63,123	$98,878
Portfolio turnover rateI	34%	26%	25%	22%	20%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class I

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$14.32	$11.73	$13.07	$13.82	$13.41
Income from Investment Operations
Net investment income (loss)A,B	.32	.14	.22	.26	.20
Net realized and unrealized gain (loss)	(.18)	3.46	(.65)	.17	1.05
Total from investment operations	.14	3.60	(.43)	.43	1.25
Distributions from net investment income	(.32)	(.15)	(.23)	(.26)	(.22)
Distributions from net realized gain	(1.16)	(.85)	(.68)	(.92)	(.62)
Total distributions	(1.49)C	(1.01)C	(.91)	(1.18)	(.84)
Net asset value, end of period	$12.97	$14.32	$11.73	$13.07	$13.82
Total ReturnD	.53%	31.70%	(3.87)%	3.61%	9.45%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.58%	.59%	.60%	.61%	.52%
Expenses net of fee waivers, if any	.58%	.59%	.60%	.61%	.52%
Expenses net of all reductions	.58%	.59%	.60%	.61%	.52%
Net investment income (loss)	2.27%	1.03%	1.71%	1.92%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$616,520	$743,070	$654,422	$795,372	$803,562
Portfolio turnover rateG	34%	26%	25%	22%	20%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class Z

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$14.21	$11.65	$13.02	$13.69
Income from Investment Operations
Net investment income (loss)B,C	.33	.15	.23	.21
Net realized and unrealized gain (loss)	(.19)	3.43	(.64)	(.15)
Total from investment operations	.14	3.58	(.41)	.06
Distributions from net investment income	(.34)	(.17)	(.28)	(.30)
Distributions from net realized gain	(1.17)	(.85)	(.68)	(.43)
Total distributions	(1.50)D	(1.02)	(.96)	(.73)
Net asset value, end of period	$12.85	$14.21	$11.65	$13.02
Total ReturnE,F	.58%	31.82%	(3.82)%	.91%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.51%	.52%	.53%I	.54%I,J
Expenses net of fee waivers, if any	.51%	.52%	.53%I	.54%I,J
Expenses net of all reductions	.51%	.52%	.53%I	.54%I,J
Net investment income (loss)	2.35%	1.10%	1.78%	3.41%J
Supplemental Data
Net assets, end of period (000 omitted)	$59,576	$45,836	$33,172	$2,585
Portfolio turnover rateK	34%	26%	25%	22%

 A For the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class Z6

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.26	$11.69	$13.04	$13.81	$13.62
Income from Investment Operations
Net investment income (loss)B,C	.34	.16	.25	.28	.08
Net realized and unrealized gain (loss)	(.18)	3.45	(.65)	.17	.75
Total from investment operations	.16	3.61	(.40)	.45	.83
Distributions from net investment income	(.35)	(.18)	(.27)	(.30)	(.23)
Distributions from net realized gain	(1.17)	(.85)	(.68)	(.92)	(.41)
Total distributions	(1.52)	(1.04)D	(.95)	(1.22)	(.64)
Net asset value, end of period	$12.90	$14.26	$11.69	$13.04	$13.81
Total ReturnE,F	.69%	31.94%	(3.72)%	3.76%	6.08%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.42%	.42%	.43%	.43%	.45%I,J
Expenses net of fee waivers, if any	.42%	.42%	.43%	.43%	.45%I,J
Expenses net of all reductions	.42%	.42%	.43%	.43%	.45%I,J
Net investment income (loss)	2.44%	1.20%	1.88%	2.10%	.71%I
Supplemental Data
Net assets, end of period (000 omitted)	$112,829	$94,399	$57,497	$45,686	$29,132
Portfolio turnover rateK	34%	26%	25%	22%	20%

 A For the period June 6, 2017 (commencement of sale of shares) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	24.7
Fidelity Series Emerging Markets Opportunities Fund	9.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.9
Fidelity Series Large Cap Stock Fund	5.7
Fidelity Series International Value Fund	4.8
Fidelity Series Overseas Fund	4.8
Fidelity Series International Growth Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.7
Fidelity Series Value Discovery Fund	3.7
Fidelity Series Stock Selector Large Cap Value Fund	3.6
71.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	29.7%
International Equity Funds	28.0%
Bond Funds	41.1%
Short-Term Funds	1.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2025 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.17% to 0.38% 4/21/22 to 6/9/22 (a)
(Cost $1,219,296)	1,220,000	1,219,306
	Shares	Value

Domestic Equity Funds - 29.7%
Fidelity Advisor Series Equity Growth Fund (b)	6,839,758	$105,537,469
Fidelity Advisor Series Growth Opportunities Fund (b)	5,918,186	72,379,418
Fidelity Advisor Series Small Cap Fund (b)	3,687,765	47,904,066
Fidelity Series All-Sector Equity Fund (b)	4,199,158	45,266,926
Fidelity Series Commodity Strategy Fund (b)	8,512,501	43,498,882
Fidelity Series Large Cap Stock Fund (b)	8,735,767	166,066,924
Fidelity Series Large Cap Value Index Fund (b)	1,169,362	17,961,399
Fidelity Series Opportunistic Insights Fund (b)	5,335,578	97,534,370
Fidelity Series Small Cap Opportunities Fund (b)	4,342,491	59,144,723
Fidelity Series Stock Selector Large Cap Value Fund (b)	7,822,499	105,994,860
Fidelity Series Value Discovery Fund (b)	6,747,641	107,962,263
TOTAL DOMESTIC EQUITY FUNDS
(Cost $633,247,792)		869,251,300

International Equity Funds - 28.0%
Fidelity Series Canada Fund (b)	3,918,132	60,809,411
Fidelity Series Emerging Markets Fund (b)	3,220,446	29,885,734
Fidelity Series Emerging Markets Opportunities Fund (b)	14,637,272	269,325,801
Fidelity Series International Growth Fund (b)	8,423,854	139,667,496
Fidelity Series International Small Cap Fund (b)	2,136,718	38,354,082
Fidelity Series International Value Fund (b)	12,843,088	141,659,255
Fidelity Series Overseas Fund (b)	11,169,275	140,956,251
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $656,752,627)		820,658,030

Bond Funds - 41.1%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	17,991,197	172,715,495
Fidelity Series Emerging Markets Debt Fund (b)	1,773,779	14,633,679
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	544,887	4,909,436
Fidelity Series Floating Rate High Income Fund (b)	322,699	2,965,603
Fidelity Series High Income Fund (b)	1,940,952	17,643,256
Fidelity Series Inflation-Protected Bond Index Fund (b)	2,604,591	26,436,598
Fidelity Series International Credit Fund (b)	187,964	1,740,549
Fidelity Series International Developed Markets Bond Index Fund (b)	9,586,439	89,441,480
Fidelity Series Investment Grade Bond Fund (b)	66,302,956	723,365,250
Fidelity Series Long-Term Treasury Bond Index Fund (b)	18,207,232	138,739,105
Fidelity Series Real Estate Income Fund (b)	933,644	10,606,190
TOTAL BOND FUNDS
(Cost $1,251,819,494)		1,203,196,641

Short-Term Funds - 1.2%
Fidelity Cash Central Fund 0.31% (c)	1,995,043	1,995,442
Fidelity Series Government Money Market Fund 0.31% (b)(d)	27,190,089	27,190,089
Fidelity Series Short-Term Credit Fund (b)	698,993	6,815,179
TOTAL SHORT-TERM FUNDS
(Cost $36,130,823)		36,000,710
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,579,170,032)		2,930,325,987
NET OTHER ASSETS (LIABILITIES) - 0.0%		(697,335)
NET ASSETS - 100%		$2,929,628,652

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	72	June 2022	$7,719,840	$435,824	$435,824
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	157	June 2022	8,835,175	355,088	355,088

TOTAL PURCHASED					790,912

Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	64	June 2022	14,498,400	(14,217)	(14,217)
TOTAL FUTURES CONTRACTS					$776,695

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $935,473.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$2,893,144	$11,474,613	$12,372,315	$1,256	$--	$--	$1,995,442	0.0%
Total	$2,893,144	$11,474,613	$12,372,315	$1,256	$--	$--	$1,995,442

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$117,325,141	$38,807,593	$45,368,000	$20,096,272	$3,140,492	$(8,367,757)	$105,537,469
Fidelity Advisor Series Growth Opportunities Fund	81,589,798	40,390,819	28,754,518	18,606,226	(76,564)	(20,770,117)	72,379,418
Fidelity Advisor Series Small Cap Fund	53,075,634	16,195,117	14,592,362	9,301,195	2,897,707	(9,672,030)	47,904,066
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	--	49,087,952	49,077,871	44,219	(3,496)	--	--
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	192,375,129	12,704,800	936,006	(330,667)	(6,624,167)	172,715,495
Fidelity Series All-Sector Equity Fund	50,156,552	13,417,011	15,179,352	9,420,218	1,382,617	(4,509,902)	45,266,926
Fidelity Series Canada Fund	47,898,345	12,721,135	10,474,604	1,308,213	374,384	10,290,151	60,809,411
Fidelity Series Commodity Strategy Fund	85,914,004	30,589,092	76,326,106	26,669,022	(2,623,321)	5,945,213	43,498,882
Fidelity Series Emerging Markets Debt Fund	16,550,675	2,422,317	2,840,481	767,075	(204,889)	(1,293,943)	14,633,679
Fidelity Series Emerging Markets Debt Local Currency Fund	5,374,056	1,020,655	913,072	215,060	(39,769)	(532,434)	4,909,436
Fidelity Series Emerging Markets Fund	36,564,242	7,574,634	7,085,319	1,079,017	545,417	(7,713,240)	29,885,734
Fidelity Series Emerging Markets Opportunities Fund	332,255,096	98,591,624	67,828,968	34,229,048	6,194,585	(99,886,536)	269,325,801
Fidelity Series Floating Rate High Income Fund	3,295,592	280,490	612,475	138,066	(27,995)	29,991	2,965,603
Fidelity Series Government Money Market Fund 0.31%	151,643,561	15,577,123	140,030,595	89,728	--	--	27,190,089
Fidelity Series High Income Fund	19,441,988	2,179,677	3,380,835	1,054,521	(95,210)	(502,364)	17,643,256
Fidelity Series Inflation-Protected Bond Index Fund	198,330,262	18,894,846	192,556,423	7,413,157	15,163,329	(13,395,416)	26,436,598
Fidelity Series International Credit Fund	1,816,672	58,627	--	58,627	--	(134,750)	1,740,549
Fidelity Series International Developed Markets Bond Index Fund	--	96,176,330	2,799,558	30,087	(45,313)	(3,889,979)	89,441,480
Fidelity Series International Growth Fund	134,224,589	43,901,068	26,117,506	12,112,269	204,185	(12,544,840)	139,667,496
Fidelity Series International Small Cap Fund	42,536,580	7,336,722	5,678,649	5,515,113	983,207	(6,823,778)	38,354,082
Fidelity Series International Value Fund	134,076,208	41,020,184	35,907,556	7,598,265	1,329,052	1,141,367	141,659,255
Fidelity Series Investment Grade Bond Fund	736,452,079	142,425,099	115,998,066	16,897,711	(1,930,133)	(37,583,729)	723,365,250
Fidelity Series Large Cap Stock Fund	183,189,958	31,702,814	54,684,914	16,725,054	8,218,941	(2,359,875)	166,066,924
Fidelity Series Large Cap Value Index Fund	19,771,097	2,203,716	4,977,434	1,282,203	935,599	28,421	17,961,399
Fidelity Series Long-Term Treasury Bond Index Fund	84,656,016	80,570,921	21,323,701	2,415,119	(2,367,036)	(2,797,095)	138,739,105
Fidelity Series Opportunistic Insights Fund	108,770,464	36,509,029	39,706,780	19,559,244	5,015,704	(13,054,047)	97,534,370
Fidelity Series Overseas Fund	134,448,368	35,097,449	28,254,901	4,486,131	1,678,005	(2,012,670)	140,956,251
Fidelity Series Real Estate Income Fund	11,887,719	782,003	2,425,654	464,497	113,328	248,794	10,606,190
Fidelity Series Short-Term Credit Fund	31,581,232	4,066,569	28,078,412	460,673	(36,959)	(717,251)	6,815,179
Fidelity Series Small Cap Opportunities Fund	65,504,909	26,257,144	18,036,310	16,469,679	1,520,512	(16,101,532)	59,144,723
Fidelity Series Stock Selector Large Cap Value Fund	116,015,293	28,426,860	33,906,613	20,089,154	2,977,145	(7,517,825)	105,994,860
Fidelity Series Value Discovery Fund	118,763,449	23,239,328	35,561,908	13,353,000	4,713,920	(3,192,526)	107,962,263
	$3,123,109,579	$1,139,899,077	$1,121,183,743	$268,883,869	$49,606,777	$(264,313,866)	$2,927,111,239

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$1,219,306	$--	$1,219,306	$--
Domestic Equity Funds	869,251,300	869,251,300	--	--
International Equity Funds	820,658,030	820,658,030	--	--
Bond Funds	1,203,196,641	1,203,196,641	--	--
Short-Term Funds	36,000,710	36,000,710	--	--
Total Investments in Securities:	$2,930,325,987	$2,929,106,681	$1,219,306	$--
Derivative Instruments:
Assets
Futures Contracts	$790,912	$790,912	$--	$--
Total Assets	$790,912	$790,912	$--	$--
Liabilities
Futures Contracts	$(14,217)	$(14,217)	$--	$--
Total Liabilities	$(14,217)	$(14,217)	$--	$--
Total Derivative Instruments:	$776,695	$776,695	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$790,912	$(14,217)
Total Equity Risk	790,912	(14,217)
Total Value of Derivatives	$790,912	$(14,217)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,219,296)	$1,219,306
Fidelity Central Funds (cost $1,995,442)	1,995,442
Other affiliated issuers (cost $2,575,955,294)	2,927,111,239
Total Investment in Securities (cost $2,579,170,032)		$2,930,325,987
Receivable for investments sold		61,223,473
Receivable for fund shares sold		2,404,946
Distributions receivable from Fidelity Central Funds		277
Total assets		2,993,954,683
Liabilities
Payable for investments purchased	$58,298,519
Payable for fund shares redeemed	3,916,109
Accrued management fee	1,484,977
Distribution and service plan fees payable	447,216
Payable for daily variation margin on futures contracts	179,210
Total liabilities		64,326,031
Net Assets		$2,929,628,652
Net Assets consist of:
Paid in capital		$2,442,141,720
Total accumulated earnings (loss)		487,486,932
Net Assets		$2,929,628,652
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,161,792,321 ÷ 86,393,791 shares)(a)		$13.45
Maximum offering price per share (100/94.25 of $13.45)		$14.27
Class M:
Net Asset Value and redemption price per share ($405,616,269 ÷ 30,130,721 shares)(a)		$13.46
Maximum offering price per share (100/96.50 of $13.46)		$13.95
Class C:
Net Asset Value and offering price per share ($46,294,943 ÷ 3,523,540 shares)(a)		$13.14
Class I:
Net Asset Value, offering price and redemption price per share ($1,026,795,656 ÷ 75,445,553 shares)		$13.61
Class Z:
Net Asset Value, offering price and redemption price per share ($94,133,363 ÷ 6,980,990 shares)		$13.48
Class Z6:
Net Asset Value, offering price and redemption price per share ($194,996,100 ÷ 14,389,251 shares)		$13.55

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$91,172,558
Interest		558
Income from Fidelity Central Funds		1,256
Total income		91,174,372
Expenses
Management fee	$19,419,230
Distribution and service plan fees	5,900,047
Independent trustees' fees and expenses	9,607
Total expenses before reductions	25,328,884
Expense reductions	(2)
Total expenses after reductions		25,328,882
Net investment income (loss)		65,845,490
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,696
Affiliated issuers	49,606,777
Futures contracts	566,702
Capital gain distributions from underlying funds:
Affiliated issuers	177,711,311
Total net realized gain (loss)		227,886,486
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(7)
Affiliated issuers	(264,313,866)
Futures contracts	776,695
Total change in net unrealized appreciation (depreciation)		(263,537,178)
Net gain (loss)		(35,650,692)
Net increase (decrease) in net assets resulting from operations		$30,194,798

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$65,845,490	$23,987,455
Net realized gain (loss)	227,886,486	203,330,189
Change in net unrealized appreciation (depreciation)	(263,537,178)	623,552,088
Net increase (decrease) in net assets resulting from operations	30,194,798	850,869,732
Distributions to shareholders	(281,648,202)	(186,504,252)
Share transactions - net increase (decrease)	55,749,404	(21,442,735)
Total increase (decrease) in net assets	(195,704,000)	642,922,745
Net Assets
Beginning of period	3,125,332,652	2,482,409,907
End of period	$2,929,628,652	$3,125,332,652

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2025 Fund Class A

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$14.62	$11.55	$12.99	$13.74	$13.16
Income from Investment Operations
Net investment income (loss)A,B	.29	.10	.18	.21	.15
Net realized and unrealized gain (loss)	(.14)	3.84	(.76)	.18	1.15
Total from investment operations	.15	3.94	(.58)	.39	1.30
Distributions from net investment income	(.30)	(.12)	(.19)	(.21)	(.17)
Distributions from net realized gain	(1.02)	(.76)	(.67)	(.93)	(.55)
Total distributions	(1.32)	(.87)C	(.86)	(1.14)	(.72)
Net asset value, end of period	$13.45	$14.62	$11.55	$12.99	$13.74
Total ReturnD,E	.64%	35.22%	(5.09)%	3.34%	9.96%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.88%	.89%	.89%	.90%	.80%
Expenses net of fee waivers, if any	.88%	.89%	.89%	.90%	.80%
Expenses net of all reductions	.88%	.89%	.89%	.90%	.80%
Net investment income (loss)	2.01%	.76%	1.40%	1.62%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$1,161,792	$1,276,609	$1,043,442	$1,304,020	$1,435,987
Portfolio turnover rateH	36%	28%	29%	24%	23%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class M

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$14.64	$11.57	$13.01	$13.76	$13.18
Income from Investment Operations
Net investment income (loss)A,B	.26	.07	.15	.18	.12
Net realized and unrealized gain (loss)	(.15)	3.84	(.76)	.18	1.15
Total from investment operations	.11	3.91	(.61)	.36	1.27
Distributions from net investment income	(.28)	(.09)	(.16)	(.19)	(.14)
Distributions from net realized gain	(1.02)	(.75)	(.67)	(.92)	(.55)
Total distributions	(1.29)C	(.84)	(.83)	(1.11)	(.69)
Net asset value, end of period	$13.46	$14.64	$11.57	$13.01	$13.76
Total ReturnD,E	.38%	34.85%	(5.31)%	3.09%	9.69%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.13%	1.14%	1.14%	1.15%	1.05%
Expenses net of fee waivers, if any	1.13%	1.14%	1.14%	1.15%	1.05%
Expenses net of all reductions	1.13%	1.14%	1.14%	1.15%	1.05%
Net investment income (loss)	1.76%	.51%	1.15%	1.37%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$405,616	$432,038	$362,131	$423,584	$432,227
Portfolio turnover rateH	36%	28%	29%	24%	23%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class C

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$14.33	$11.35	$12.80	$13.54	$12.98
Income from Investment Operations
Net investment income (loss)A,B	.18	–C	.08	.11	.05
Net realized and unrealized gain (loss)	(.14)	3.77	(.75)	.18	1.13
Total from investment operations	.04	3.77	(.67)	.29	1.18
Distributions from net investment income	(.21)	(.04)	(.11)	(.13)	(.08)
Distributions from net realized gain	(1.02)	(.75)	(.66)	(.91)	(.54)
Total distributions	(1.23)	(.79)	(.78)D	(1.03)D	(.62)
Net asset value, end of period	$13.14	$14.33	$11.35	$12.80	$13.54
Total ReturnE,F	(.12)%	34.28%	(5.85)%	2.59%	9.14%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.63%	1.64%	1.64%	1.65%	1.55%
Expenses net of fee waivers, if any	1.63%	1.64%	1.64%	1.65%	1.55%
Expenses net of all reductions	1.63%	1.64%	1.64%	1.65%	1.55%
Net investment income (loss)	1.26%	.01%	.65%	.87%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$46,295	$60,128	$51,559	$64,691	$97,691
Portfolio turnover rateI	36%	28%	29%	24%	23%
 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class I

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$14.77	$11.66	$13.11	$13.86	$13.27
Income from Investment Operations
Net investment income (loss)A,B	.33	.14	.22	.25	.19
Net realized and unrealized gain (loss)	(.14)	3.88	(.77)	.18	1.16
Total from investment operations	.19	4.02	(.55)	.43	1.35
Distributions from net investment income	(.33)	(.15)	(.22)	(.25)	(.21)
Distributions from net realized gain	(1.02)	(.76)	(.67)	(.93)	(.55)
Total distributions	(1.35)	(.91)	(.90)C	(1.18)	(.76)
Net asset value, end of period	$13.61	$14.77	$11.66	$13.11	$13.86
Total ReturnD	.89%	35.57%	(4.89)%	3.63%	10.26%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.63%	.64%	.64%	.65%	.56%
Expenses net of fee waivers, if any	.63%	.64%	.64%	.65%	.56%
Expenses net of all reductions	.63%	.64%	.64%	.65%	.56%
Net investment income (loss)	2.26%	1.01%	1.65%	1.87%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$1,026,796	$1,150,782	$911,020	$1,051,420	$1,018,536
Portfolio turnover rateG	36%	28%	29%	24%	23%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class Z

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$14.65	$11.58	$13.05	$13.78
Income from Investment Operations
Net investment income (loss)B,C	.34	.15	.23	.03
Net realized and unrealized gain (loss)	(.14)	3.85	(.76)	(.02)
Total from investment operations	.20	4.00	(.53)	.01
Distributions from net investment income	(.35)	(.17)	(.27)	(.30)
Distributions from net realized gain	(1.02)	(.76)	(.67)	(.44)
Total distributions	(1.37)	(.93)	(.94)	(.74)
Net asset value, end of period	$13.48	$14.65	$11.58	$13.05
Total ReturnD,E	.94%	35.65%	(4.77)%	.56%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.54%H	.55%	.56%	.56%I
Expenses net of fee waivers, if any	.54%H	.55%	.56%	.56%I
Expenses net of all reductions	.54%H	.55%	.56%	.56%I
Net investment income (loss)	2.34%	1.10%	1.74%	.43%I
Supplemental Data
Net assets, end of period (000 omitted)	$94,133	$60,905	$36,620	$3,396
Portfolio turnover rateJ	36%	28%	29%	24%

 A For the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class Z6

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.71	$11.62	$13.08	$13.85	$13.53
Income from Investment Operations
Net investment income (loss)B,C	.36	.16	.24	.27	.10
Net realized and unrealized gain (loss)	(.15)	3.87	(.77)	.18	.80
Total from investment operations	.21	4.03	(.53)	.45	.90
Distributions from net investment income	(.36)	(.18)	(.26)	(.29)	(.22)
Distributions from net realized gain	(1.02)	(.76)	(.67)	(.93)	(.36)
Total distributions	(1.37)D	(.94)	(.93)	(1.22)	(.58)
Net asset value, end of period	$13.55	$14.71	$11.62	$13.08	$13.85
Total ReturnE,F	1.07%	35.82%	(4.72)%	3.85%	6.61%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.44%	.44%	.45%	.45%	.47%I,J
Expenses net of fee waivers, if any	.44%	.44%	.45%	.45%	.47%I,J
Expenses net of all reductions	.44%	.44%	.45%	.45%	.47%I,J
Net investment income (loss)	2.45%	1.21%	1.85%	2.07%	.89%I
Supplemental Data
Net assets, end of period (000 omitted)	$194,996	$144,871	$77,638	$56,103	$24,926
Portfolio turnover rateK	36%	28%	29%	24%	23%

 A For the period June 6, 2017 (commencement of sale of shares) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	21.9
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Series Large Cap Stock Fund	6.5
Fidelity Series International Value Fund	5.3
Fidelity Series Overseas Fund	5.3
Fidelity Series International Growth Fund	5.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.1
Fidelity Series Value Discovery Fund	4.2
Fidelity Series Stock Selector Large Cap Value Fund	4.1
Fidelity Advisor Series Equity Growth Fund	4.1
71.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	33.6%
International Equity Funds	30.6%
Bond Funds	35.1%
Short-Term Funds	0.6%
Short-Term Investments	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2030 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.17% to 0.38% 4/21/22 to 6/9/22 (a)
(Cost $1,289,366)	1,290,000	1,289,390
	Shares	Value

Domestic Equity Funds - 33.6%
Fidelity Advisor Series Equity Growth Fund (b)	8,930,237	$137,793,553
Fidelity Advisor Series Growth Opportunities Fund (b)	7,727,145	94,502,979
Fidelity Advisor Series Small Cap Fund (b)	4,814,876	62,545,241
Fidelity Series All-Sector Equity Fund (b)	5,482,650	59,102,963
Fidelity Series Commodity Strategy Fund (b)	9,758,185	49,864,325
Fidelity Series Large Cap Stock Fund (b)	11,405,928	216,826,686
Fidelity Series Large Cap Value Index Fund (b)	1,526,781	23,451,357
Fidelity Series Opportunistic Insights Fund (b)	6,966,421	127,346,178
Fidelity Series Small Cap Opportunities Fund (b)	5,669,705	77,221,382
Fidelity Series Stock Selector Large Cap Value Fund (b)	10,213,410	138,391,706
Fidelity Series Value Discovery Fund (b)	8,810,104	140,961,665
TOTAL DOMESTIC EQUITY FUNDS
(Cost $830,230,072)		1,128,008,035

International Equity Funds - 30.6%
Fidelity Series Canada Fund (b)	4,981,149	77,307,427
Fidelity Series Emerging Markets Fund (b)	3,956,416	36,715,537
Fidelity Series Emerging Markets Opportunities Fund (b)	17,982,200	330,872,482
Fidelity Series International Growth Fund (b)	10,674,613	176,985,081
Fidelity Series International Small Cap Fund (b)	2,716,540	48,761,896
Fidelity Series International Value Fund (b)	16,239,025	179,116,446
Fidelity Series Overseas Fund (b)	14,105,756	178,014,643
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $835,275,193)		1,027,773,512

Bond Funds - 35.1%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	9,146,754	87,808,843
Fidelity Series Emerging Markets Debt Fund (b)	2,011,861	16,597,853
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	622,870	5,612,058
Fidelity Series Floating Rate High Income Fund (b)	369,118	3,392,195
Fidelity Series High Income Fund (b)	2,224,662	20,222,174
Fidelity Series Inflation-Protected Bond Index Fund (b)	2,272,087	23,061,684
Fidelity Series International Credit Fund (b)	184,293	1,706,551
Fidelity Series International Developed Markets Bond Index Fund (b)	10,924,231	101,923,080
Fidelity Series Investment Grade Bond Fund (b)	67,448,747	735,865,825
Fidelity Series Long-Term Treasury Bond Index Fund (b)	22,363,569	170,410,396
Fidelity Series Real Estate Income Fund (b)	1,066,919	12,120,195
TOTAL BOND FUNDS
(Cost $1,231,631,412)		1,178,720,854

Short-Term Funds - 0.6%
Fidelity Cash Central Fund 0.31% (c)	2,651,363	2,651,893
Fidelity Series Government Money Market Fund 0.31% (b)(d)	13,551,946	13,551,946
Fidelity Series Short-Term Credit Fund (b)	348,344	3,396,357
TOTAL SHORT-TERM FUNDS
(Cost $19,634,568)		19,600,196
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,918,060,611)		3,355,391,987
NET OTHER ASSETS (LIABILITIES) - 0.0%		(792,159)
NET ASSETS - 100%		$3,354,599,828

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	85	June 2022	$9,113,700	$480,407	$480,407
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	186	June 2022	10,467,150	340,259	340,259

TOTAL PURCHASED					820,666

Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	73	June 2022	16,537,238	(33,826)	(33,826)
TOTAL FUTURES CONTRACTS					$786,840

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,031,451.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$3,332,299	$13,244,482	$13,924,887	$1,447	$--	$(1)	$2,651,893	0.0%
Total	$3,332,299	$13,244,482	$13,924,887	$1,447	$--	$(1)	$2,651,893

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$149,529,963	$49,981,622	$54,893,342	$25,829,169	$3,920,600	$(10,745,290)	$137,793,553
Fidelity Advisor Series Growth Opportunities Fund	103,996,741	52,252,016	34,890,540	23,894,671	98,345	(26,953,583)	94,502,979
Fidelity Advisor Series Small Cap Fund	67,650,819	21,306,214	17,606,473	12,001,103	3,404,206	(12,209,525)	62,545,241
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	--	41,324,359	41,277,151	50,078	(39,749)	--	--
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	100,572,697	8,784,909	532,484	(257,326)	(3,721,619)	87,808,843
Fidelity Series All-Sector Equity Fund	63,929,868	17,380,975	18,096,556	12,160,295	1,587,460	(5,698,784)	59,102,963
Fidelity Series Canada Fund	59,860,681	15,998,997	11,931,606	1,636,490	368,152	13,011,203	77,307,427
Fidelity Series Commodity Strategy Fund	95,042,520	35,701,476	84,531,479	30,064,201	(3,417,645)	7,069,453	49,864,325
Fidelity Series Emerging Markets Debt Fund	18,409,545	2,871,521	2,978,105	862,894	(198,134)	(1,506,974)	16,597,853
Fidelity Series Emerging Markets Debt Local Currency Fund	5,920,666	1,270,803	928,201	243,762	(41,723)	(609,487)	5,612,058
Fidelity Series Emerging Markets Fund	43,613,936	9,412,455	7,559,654	1,316,568	510,967	(9,262,167)	36,715,537
Fidelity Series Emerging Markets Opportunities Fund	395,593,052	122,579,535	73,154,998	41,641,942	5,459,884	(119,604,991)	330,872,482
Fidelity Series Floating Rate High Income Fund	3,630,840	370,364	610,739	154,846	(19,434)	21,164	3,392,195
Fidelity Series Government Money Market Fund 0.31%	60,525,573	17,766,917	64,740,544	40,819	--	--	13,551,946
Fidelity Series High Income Fund	21,420,125	3,030,289	3,541,927	1,188,445	(82,057)	(604,256)	20,222,174
Fidelity Series Inflation-Protected Bond Index Fund	192,943,059	21,450,975	193,352,162	7,100,375	12,489,850	(10,470,038)	23,061,684
Fidelity Series International Credit Fund	1,781,187	57,482	--	57,482	--	(132,118)	1,706,551
Fidelity Series International Developed Markets Bond Index Fund	--	108,802,236	2,416,925	34,014	(46,058)	(4,416,173)	101,923,080
Fidelity Series International Growth Fund	167,745,684	52,280,192	27,579,046	15,140,130	307,573	(15,769,322)	176,985,081
Fidelity Series International Small Cap Fund	53,159,585	9,091,736	6,152,847	6,912,574	1,185,779	(8,522,357)	48,761,896
Fidelity Series International Value Fund	167,560,003	49,832,686	41,433,643	9,497,989	1,427,519	1,729,881	179,116,446
Fidelity Series Investment Grade Bond Fund	712,021,525	169,634,814	105,547,569	16,825,138	(1,909,498)	(38,333,447)	735,865,825
Fidelity Series Large Cap Stock Fund	233,493,403	41,084,018	65,284,061	21,425,325	7,612,907	(79,581)	216,826,686
Fidelity Series Large Cap Value Index Fund	25,200,199	3,100,254	6,079,345	1,654,023	1,029,970	200,279	23,451,357
Fidelity Series Long-Term Treasury Bond Index Fund	93,652,657	105,470,065	21,691,423	2,808,226	(2,870,717)	(4,150,186)	170,410,396
Fidelity Series Opportunistic Insights Fund	138,635,127	46,868,608	47,642,239	25,173,780	4,992,444	(15,507,762)	127,346,178
Fidelity Series Overseas Fund	168,025,490	41,159,869	30,727,993	5,610,648	2,014,528	(2,457,251)	178,014,643
Fidelity Series Real Estate Income Fund	13,136,561	1,035,273	2,444,549	524,347	86,786	306,124	12,120,195
Fidelity Series Short-Term Credit Fund	12,395,858	4,529,524	13,164,439	209,627	(209,169)	(155,417)	3,396,357
Fidelity Series Small Cap Opportunities Fund	83,495,484	33,935,567	21,424,012	21,173,203	1,440,882	(20,226,539)	77,221,382
Fidelity Series Stock Selector Large Cap Value Fund	147,872,038	37,839,162	41,277,802	25,916,471	3,273,325	(9,315,017)	138,391,706
Fidelity Series Value Discovery Fund	151,375,272	29,902,179	42,153,608	17,228,513	4,983,817	(3,145,995)	140,961,665
	$3,451,617,461	$1,247,894,880	$1,093,897,887	$328,909,632	$47,103,484	$(301,259,775)	$3,351,450,704

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$1,289,390	$--	$1,289,390	$--
Domestic Equity Funds	1,128,008,035	1,128,008,035	--	--
International Equity Funds	1,027,773,512	1,027,773,512	--	--
Bond Funds	1,178,720,854	1,178,720,854	--	--
Short-Term Funds	19,600,196	19,600,196	--	--
Total Investments in Securities:	$3,355,391,987	$3,354,102,597	$1,289,390	$--
Derivative Instruments:
Assets
Futures Contracts	$820,666	$820,666	$--	$--
Total Assets	$820,666	$820,666	$--	$--
Liabilities
Futures Contracts	$(33,826)	$(33,826)	$--	$--
Total Liabilities	$(33,826)	$(33,826)	$--	$--
Total Derivative Instruments:	$786,840	$786,840	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$820,666	$(33,826)
Total Equity Risk	820,666	(33,826)
Total Value of Derivatives	$820,666	$(33,826)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,289,366)	$1,289,390
Fidelity Central Funds (cost $2,651,841)	2,651,893
Other affiliated issuers (cost $2,914,119,404)	3,351,450,704
Total Investment in Securities (cost $2,918,060,611)		$3,355,391,987
Receivable for investments sold		61,052,357
Receivable for fund shares sold		2,172,565
Distributions receivable from Fidelity Central Funds		379
Total assets		3,418,617,288
Liabilities
Payable for investments purchased	$57,424,457
Payable for fund shares redeemed	4,084,655
Accrued management fee	1,802,600
Distribution and service plan fees payable	503,243
Payable for daily variation margin on futures contracts	202,505
Total liabilities		64,017,460
Net Assets		$3,354,599,828
Net Assets consist of:
Paid in capital		$2,754,173,274
Total accumulated earnings (loss)		600,426,554
Net Assets		$3,354,599,828
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,246,929,793 ÷ 84,535,598 shares)(a)		$14.75
Maximum offering price per share (100/94.25 of $14.75)		$15.65
Class M:
Net Asset Value and redemption price per share ($477,840,909 ÷ 32,677,307 shares)(a)		$14.62
Maximum offering price per share (100/96.50 of $14.62)		$15.15
Class C:
Net Asset Value and offering price per share ($58,819,913 ÷ 4,107,252 shares)(a)		$14.32
Class I:
Net Asset Value, offering price and redemption price per share ($1,242,060,393 ÷ 83,548,896 shares)		$14.87
Class Z:
Net Asset Value, offering price and redemption price per share ($102,337,163 ÷ 6,945,382 shares)		$14.73
Class Z6:
Net Asset Value, offering price and redemption price per share ($226,611,657 ÷ 15,311,246 shares)		$14.80

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$103,446,120
Interest		614
Income from Fidelity Central Funds		1,447
Total income		103,448,181
Expenses
Management fee	$23,266,316
Distribution and service plan fees	6,564,888
Independent trustees' fees and expenses	10,754
Total expenses before reductions	29,841,958
Expense reductions	(2)
Total expenses after reductions		29,841,956
Net investment income (loss)		73,606,225
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,112
Affiliated issuers	47,103,484
Futures contracts	671,595
Capital gain distributions from underlying funds:
Affiliated issuers	225,463,512
Total net realized gain (loss)		273,240,703
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	9
Fidelity Central Funds	(1)
Other affiliated issuers	(301,259,775)
Futures contracts	786,840
Total change in net unrealized appreciation (depreciation)		(300,472,927)
Net gain (loss)		(27,232,224)
Net increase (decrease) in net assets resulting from operations		$46,374,001

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$73,606,225	$25,646,197
Net realized gain (loss)	273,240,703	230,155,083
Change in net unrealized appreciation (depreciation)	(300,472,927)	772,888,900
Net increase (decrease) in net assets resulting from operations	46,374,001	1,028,690,180
Distributions to shareholders	(325,099,563)	(211,698,260)
Share transactions - net increase (decrease)	179,328,125	42,304,748
Total increase (decrease) in net assets	(99,397,437)	859,296,668
Net Assets
Beginning of period	3,453,997,265	2,594,700,597
End of period	$3,354,599,828	$3,453,997,265

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2030 Fund Class A

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$16.00	$12.21	$14.01	$14.95	$14.12
Income from Investment Operations
Net investment income (loss)A,B	.32	.11	.19	.23	.15
Net realized and unrealized gain (loss)	(.09)	4.67	(1.01)	.19	1.50
Total from investment operations	.23	4.78	(.82)	.42	1.65
Distributions from net investment income	(.33)	(.13)	(.19)	(.24)	(.16)
Distributions from net realized gain	(1.15)	(.87)	(.79)	(1.13)	(.66)
Total distributions	(1.48)	(.99)C	(.98)	(1.36)C	(.82)
Net asset value, end of period	$14.75	$16.00	$12.21	$14.01	$14.95
Total ReturnD,E	1.05%	40.51%	(6.61)%	3.43%	11.80%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.92%	.93%	.94%	.94%H	.84%
Expenses net of fee waivers, if any	.92%	.93%	.94%	.94%H	.84%
Expenses net of all reductions	.92%	.93%	.94%	.94%H	.84%
Net investment income (loss)	1.99%	.75%	1.35%	1.57%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$1,246,930	$1,318,549	$1,041,706	$1,279,896	$1,374,112
Portfolio turnover rateI	31%	29%	33%	22%	25%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class M

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$15.88	$12.13	$13.93	$14.88	$14.06
Income from Investment Operations
Net investment income (loss)A,B	.28	.07	.15	.19	.11
Net realized and unrealized gain (loss)	(.09)	4.64	(1.00)	.19	1.50
Total from investment operations	.19	4.71	(.85)	.38	1.61
Distributions from net investment income	(.30)	(.10)	(.17)	(.21)	(.13)
Distributions from net realized gain	(1.15)	(.86)	(.78)	(1.12)	(.66)
Total distributions	(1.45)	(.96)	(.95)	(1.33)	(.79)
Net asset value, end of period	$14.62	$15.88	$12.13	$13.93	$14.88
Total ReturnC,D	.81%	40.15%	(6.84)%	3.12%	11.53%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	1.17%	1.18%	1.19%	1.19%G	1.09%
Expenses net of fee waivers, if any	1.17%	1.18%	1.19%	1.19%G	1.09%
Expenses net of all reductions	1.17%	1.18%	1.19%	1.19%G	1.09%
Net investment income (loss)	1.74%	.50%	1.10%	1.32%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$477,841	$502,610	$391,371	$453,917	$452,750
Portfolio turnover rateH	31%	29%	33%	22%	25%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class C

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$15.60	$11.95	$13.75	$14.71	$13.92
Income from Investment Operations
Net investment income (loss)A,B	.19	–C	.08	.12	.03
Net realized and unrealized gain (loss)	(.08)	4.55	(.98)	.18	1.48
Total from investment operations	.11	4.55	(.90)	.30	1.51
Distributions from net investment income	(.24)	(.05)	(.12)	(.15)	(.07)
Distributions from net realized gain	(1.15)	(.85)	(.78)	(1.11)	(.65)
Total distributions	(1.39)	(.90)	(.90)	(1.26)	(.72)
Net asset value, end of period	$14.32	$15.60	$11.95	$13.75	$14.71
Total ReturnD,E	.30%	39.41%	(7.25)%	2.57%	10.97%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.67%	1.68%	1.69%	1.69%H	1.59%
Expenses net of fee waivers, if any	1.67%	1.68%	1.69%	1.69%H	1.59%
Expenses net of all reductions	1.67%	1.68%	1.69%	1.69%H	1.59%
Net investment income (loss)	1.24%	- %I	.60%	.82%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$58,820	$69,899	$55,554	$66,505	$96,199
Portfolio turnover rateJ	31%	29%	33%	22%	25%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class I

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$16.10	$12.29	$14.09	$15.04	$14.21
Income from Investment Operations
Net investment income (loss)A,B	.36	.15	.23	.26	.18
Net realized and unrealized gain (loss)	(.08)	4.69	(1.01)	.19	1.51
Total from investment operations	.28	4.84	(.78)	.45	1.69
Distributions from net investment income	(.36)	(.15)	(.22)	(.27)	(.21)
Distributions from net realized gain	(1.15)	(.88)	(.80)	(1.14)	(.66)
Total distributions	(1.51)	(1.03)	(1.02)	(1.40)C	(.86)C
Net asset value, end of period	$14.87	$16.10	$12.29	$14.09	$15.04
Total ReturnD	1.37%	40.77%	(6.32)%	3.65%	12.04%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.67%	.68%	.69%	.69%G	.60%
Expenses net of fee waivers, if any	.67%	.68%	.69%	.69%G	.60%
Expenses net of all reductions	.67%	.68%	.69%	.69%G	.60%
Net investment income (loss)	2.24%	1.00%	1.60%	1.82%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$1,242,060	$1,325,192	$984,341	$1,108,684	$1,043,420
Portfolio turnover rateH	31%	29%	33%	22%	25%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class Z

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$15.98	$12.20	$14.03	$14.99
Income from Investment Operations
Net investment income (loss)B,C	.37	.16	.24	.04
Net realized and unrealized gain (loss)	(.09)	4.67	(1.01)	(.15)
Total from investment operations	.28	4.83	(.77)	(.11)
Distributions from net investment income	(.38)	(.17)	(.25)	(.33)
Distributions from net realized gain	(1.15)	(.88)	(.82)	(.53)
Total distributions	(1.53)	(1.05)	(1.06)D	(.85)D
Net asset value, end of period	$14.73	$15.98	$12.20	$14.03
Total ReturnE,F	1.37%	41.01%	(6.28)%	(.09)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.58%	.59%	.60%I	.60%J
Expenses net of fee waivers, if any	.58%	.59%	.60%I	.60%J
Expenses net of all reductions	.58%	.59%	.60%I	.60%J
Net investment income (loss)	2.33%	1.09%	1.69%	.65%J
Supplemental Data
Net assets, end of period (000 omitted)	$102,337	$63,499	$38,041	$2,948
Portfolio turnover rateK	31%	29%	33%	22%

 A For the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class Z6

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$16.03	$12.24	$14.05	$15.03	$14.53
Income from Investment Operations
Net investment income (loss)B,C	.39	.18	.26	.29	.16
Net realized and unrealized gain (loss)	(.08)	4.68	(1.01)	.19	.99
Total from investment operations	.31	4.86	(.75)	.48	1.15
Distributions from net investment income	(.39)	(.19)	(.25)	(.30)	(.23)
Distributions from net realized gain	(1.15)	(.88)	(.81)	(1.15)	(.42)
Total distributions	(1.54)	(1.07)	(1.06)	(1.46)D	(.65)
Net asset value, end of period	$14.80	$16.03	$12.24	$14.05	$15.03
Total ReturnE,F	1.56%	41.14%	(6.16)%	3.84%	7.90%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.46%	.46%	.47%	.47%	.49%I,J
Expenses net of fee waivers, if any	.46%	.46%	.47%	.47%	.49%I,J
Expenses net of all reductions	.46%	.46%	.47%	.47%	.49%I,J
Net investment income (loss)	2.45%	1.22%	1.82%	2.05%	1.29%I
Supplemental Data
Net assets, end of period (000 omitted)	$226,612	$174,248	$83,686	$60,480	$26,854
Portfolio turnover rateK	31%	29%	33%	22%	25%

 A For the period June 6, 2017 (commencement of sale of shares) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	11.8
Fidelity Series Emerging Markets Opportunities Fund	11.4
Fidelity Series Large Cap Stock Fund	8.3
Fidelity Series International Value Fund	6.5
Fidelity Series Overseas Fund	6.4
Fidelity Series International Growth Fund	6.4
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
Fidelity Series Stock Selector Large Cap Value Fund	5.3
Fidelity Advisor Series Equity Growth Fund	5.2
72.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	42.6%
International Equity Funds	36.6%
Bond Funds	20.7%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2035 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.17% to 0.55% 4/21/22 to 6/30/22 (a)
(Cost $1,069,591)	1,070,000	1,069,630
	Shares	Value

Domestic Equity Funds - 42.6%
Fidelity Advisor Series Equity Growth Fund (b)	10,042,490	$154,955,626
Fidelity Advisor Series Growth Opportunities Fund (b)	8,689,814	106,276,427
Fidelity Advisor Series Small Cap Fund (b)	5,414,573	70,335,305
Fidelity Series All-Sector Equity Fund (b)	6,165,591	66,465,075
Fidelity Series Commodity Strategy Fund (b)	8,624,740	44,072,423
Fidelity Series Large Cap Stock Fund (b)	12,826,873	243,838,851
Fidelity Series Large Cap Value Index Fund (b)	1,717,000	26,373,112
Fidelity Series Opportunistic Insights Fund (b)	7,834,278	143,210,611
Fidelity Series Small Cap Opportunities Fund (b)	6,375,853	86,839,117
Fidelity Series Stock Selector Large Cap Value Fund (b)	11,485,612	155,630,044
Fidelity Series Value Discovery Fund (b)	9,907,652	158,522,424
TOTAL DOMESTIC EQUITY FUNDS
(Cost $943,670,725)		1,256,519,015

International Equity Funds - 36.6%
Fidelity Series Canada Fund (b)	5,343,194	82,926,364
Fidelity Series Emerging Markets Fund (b)	4,020,926	37,314,196
Fidelity Series Emerging Markets Opportunities Fund (b)	18,276,584	336,289,152
Fidelity Series International Growth Fund (b)	11,441,459	189,699,394
Fidelity Series International Small Cap Fund (b)	2,906,697	52,175,215
Fidelity Series International Value Fund (b)	17,369,671	191,587,475
Fidelity Series Overseas Fund (b)	15,114,630	190,746,630
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $895,938,086)		1,080,738,426

Bond Funds - 20.7%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	306,657	2,943,906
Fidelity Series Emerging Markets Debt Fund (b)	1,756,023	14,487,192
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	545,111	4,911,448
Fidelity Series Floating Rate High Income Fund (b)	323,048	2,968,808
Fidelity Series High Income Fund (b)	1,962,285	17,837,167
Fidelity Series International Credit Fund (b)	145,474	1,347,087
Fidelity Series International Developed Markets Bond Index Fund (b)	5,299,589	49,445,166
Fidelity Series Investment Grade Bond Fund (b)	32,052,441	349,692,135
Fidelity Series Long-Term Treasury Bond Index Fund (b)	20,657,716	157,411,797
Fidelity Series Real Estate Income Fund (b)	933,257	10,601,801
TOTAL BOND FUNDS
(Cost $648,681,087)		611,646,507

Short-Term Funds - 0.1%
Fidelity Cash Central Fund 0.31% (c)
(Cost $2,329,723)	2,329,303	2,329,769
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,491,689,212)		2,952,303,347
NET OTHER ASSETS (LIABILITIES) - 0.0%		(654,422)
NET ASSETS - 100%		$2,951,648,925

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	76	June 2022	$8,148,720	$361,387	$361,387
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	169	June 2022	9,510,475	213,566	213,566

TOTAL PURCHASED					574,953

Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	65	June 2022	14,724,938	(226,672)	(226,672)
TOTAL FUTURES CONTRACTS					$348,281

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,069,630.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$2,227,592	$10,997,562	$10,895,385	$1,109	$--	$--	$2,329,769	0.0%
Total	$2,227,592	$10,997,562	$10,895,385	$1,109	$--	$--	$2,329,769

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$163,995,226	$56,288,059	$57,286,082	$28,993,391	$3,865,860	$(11,907,437)	$154,955,626
Fidelity Advisor Series Growth Opportunities Fund	114,044,587	59,064,035	36,385,143	26,791,769	(21,460)	(30,425,592)	106,276,427
Fidelity Advisor Series Small Cap Fund	74,200,216	24,321,371	18,085,629	13,556,496	2,940,776	(13,041,429)	70,335,305
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	--	10,417,718	10,362,147	43,948	(49,026)	--	--
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	26,228,918	22,241,192	146,133	(954,890)	(88,930)	2,943,906
Fidelity Series All-Sector Equity Fund	70,119,692	19,643,492	18,492,321	13,711,404	1,403,740	(6,209,528)	66,465,075
Fidelity Series Canada Fund	63,681,540	18,041,829	13,082,949	1,763,068	283,724	14,002,220	82,926,364
Fidelity Series Commodity Strategy Fund	81,911,858	33,062,915	73,786,889	26,509,184	(3,213,014)	6,097,553	44,072,423
Fidelity Series Emerging Markets Debt Fund	15,932,237	3,140,542	3,080,452	756,881	(247,996)	(1,257,139)	14,487,192
Fidelity Series Emerging Markets Debt Local Currency Fund	5,101,229	1,325,915	932,773	214,608	(53,278)	(529,645)	4,911,448
Fidelity Series Emerging Markets Fund	43,262,795	9,913,132	6,902,845	1,351,991	123,007	(9,081,893)	37,314,196
Fidelity Series Emerging Markets Opportunities Fund	391,615,493	125,947,282	64,508,338	42,476,549	1,579,438	(118,344,723)	336,289,152
Fidelity Series Floating Rate High Income Fund	3,102,700	633,036	767,264	136,384	(37,180)	37,516	2,968,808
Fidelity Series Government Money Market Fund 0.31%	19,621,289	1,405,000	21,026,289	5,520	--	--	--
Fidelity Series High Income Fund	18,308,195	3,978,375	3,835,687	1,045,078	(123,610)	(490,106)	17,837,167
Fidelity Series Inflation-Protected Bond Index Fund	59,415,206	5,460,240	67,275,739	593,284	5,698,292	(3,297,999)	--
Fidelity Series International Credit Fund	1,406,003	45,373	--	45,374	--	(104,289)	1,347,087
Fidelity Series International Developed Markets Bond Index Fund	--	52,781,660	1,260,637	14,476	(25,506)	(2,050,351)	49,445,166
Fidelity Series International Growth Fund	178,741,719	51,917,449	24,354,055	16,255,649	(7,452)	(16,598,267)	189,699,394
Fidelity Series International Small Cap Fund	56,514,629	10,481,927	6,956,070	7,407,831	659,322	(8,524,593)	52,175,215
Fidelity Series International Value Fund	178,705,461	53,142,048	43,605,267	10,197,841	759,885	2,585,348	191,587,475
Fidelity Series Investment Grade Bond Fund	302,325,677	125,905,126	59,552,241	7,612,822	(1,582,416)	(17,404,011)	349,692,135
Fidelity Series Large Cap Stock Fund	256,108,247	47,056,646	67,291,528	24,119,199	4,728,372	3,237,114	243,838,851
Fidelity Series Large Cap Value Index Fund	27,641,016	4,354,592	6,953,775	1,867,907	868,006	463,273	26,373,112
Fidelity Series Long-Term Treasury Bond Index Fund	80,716,253	102,902,809	19,308,805	2,513,392	(2,524,144)	(4,374,316)	157,411,797
Fidelity Series Opportunistic Insights Fund	152,049,024	53,394,391	49,949,419	28,364,371	3,095,538	(15,378,923)	143,210,611
Fidelity Series Overseas Fund	179,039,468	39,413,362	27,211,040	6,020,660	980,375	(1,475,535)	190,746,630
Fidelity Series Real Estate Income Fund	11,309,368	1,261,118	2,299,262	461,590	34,722	295,855	10,601,801
Fidelity Series Short-Term Credit Fund	4,132,933	184,600	4,299,582	28,686	106,820	(124,771)	--
Fidelity Series Small Cap Opportunities Fund	91,593,734	38,698,361	22,022,347	23,977,269	479,638	(21,910,269)	86,839,117
Fidelity Series Stock Selector Large Cap Value Fund	162,196,526	44,479,877	43,884,497	29,193,295	1,410,598	(8,572,460)	155,630,044
Fidelity Series Value Discovery Fund	166,038,017	36,195,799	45,435,555	19,401,930	3,310,782	(1,586,619)	158,522,424
	$2,972,830,338	$1,061,086,997	$842,435,819	$335,577,980	$23,488,923	$(266,059,946)	$2,948,903,948

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$1,069,630	$--	$1,069,630	$--
Domestic Equity Funds	1,256,519,015	1,256,519,015	--	--
International Equity Funds	1,080,738,426	1,080,738,426	--	--
Bond Funds	611,646,507	611,646,507	--	--
Short-Term Funds	2,329,769	2,329,769	--	--
Total Investments in Securities:	$2,952,303,347	$2,951,233,717	$1,069,630	$--
Derivative Instruments:
Assets
Futures Contracts	$574,953	$574,953	$--	$--
Total Assets	$574,953	$574,953	$--	$--
Liabilities
Futures Contracts	$(226,672)	$(226,672)	$--	$--
Total Liabilities	$(226,672)	$(226,672)	$--	$--
Total Derivative Instruments:	$348,281	$348,281	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$574,953	$(226,672)
Total Equity Risk	574,953	(226,672)
Total Value of Derivatives	$574,953	$(226,672)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,069,591)	$1,069,630
Fidelity Central Funds (cost $2,329,723)	2,329,769
Other affiliated issuers (cost $2,488,289,898)	2,948,903,948
Total Investment in Securities (cost $2,491,689,212)		$2,952,303,347
Receivable for investments sold		54,888,728
Receivable for fund shares sold		2,375,343
Distributions receivable from Fidelity Central Funds		364
Total assets		3,009,567,782
Liabilities
Payable for investments purchased	$53,965,650
Payable for fund shares redeemed	1,703,338
Accrued management fee	1,671,837
Distribution and service plan fees payable	424,741
Payable for daily variation margin on futures contracts	153,291
Total liabilities		57,918,857
Net Assets		$2,951,648,925
Net Assets consist of:
Paid in capital		$2,321,219,427
Total accumulated earnings (loss)		630,429,498
Net Assets		$2,951,648,925
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,068,425,603 ÷ 71,705,281 shares)(a)		$14.90
Maximum offering price per share (100/94.25 of $14.90)		$15.81
Class M:
Net Asset Value and redemption price per share ($408,691,132 ÷ 27,857,323 shares)(a)		$14.67
Maximum offering price per share (100/96.50 of $14.67)		$15.20
Class C:
Net Asset Value and offering price per share ($45,936,917 ÷ 3,221,061 shares)(a)		$14.26
Class I:
Net Asset Value, offering price and redemption price per share ($1,109,011,331 ÷ 73,600,859 shares)		$15.07
Class Z:
Net Asset Value, offering price and redemption price per share ($97,458,041 ÷ 6,528,594 shares)		$14.93
Class Z6:
Net Asset Value, offering price and redemption price per share ($222,125,901 ÷ 14,768,341 shares)		$15.04

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$88,171,189
Interest		527
Income from Fidelity Central Funds		1,109
Total income		88,172,825
Expenses
Management fee	$21,655,550
Distribution and service plan fees	5,589,794
Independent trustees' fees and expenses	9,385
Total expenses before reductions	27,254,729
Expense reductions	(3)
Total expenses after reductions		27,254,726
Net investment income (loss)		60,918,099
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,010
Affiliated issuers	23,488,923
Futures contracts	229,578
Capital gain distributions from underlying funds:
Affiliated issuers	247,406,791
Total net realized gain (loss)		271,127,302
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	32
Affiliated issuers	(266,059,946)
Futures contracts	348,281
Total change in net unrealized appreciation (depreciation)		(265,711,633)
Net gain (loss)		5,415,669
Net increase (decrease) in net assets resulting from operations		$66,333,768

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$60,918,099	$19,926,493
Net realized gain (loss)	271,127,302	187,876,435
Change in net unrealized appreciation (depreciation)	(265,711,633)	802,957,373
Net increase (decrease) in net assets resulting from operations	66,333,768	1,010,760,301
Distributions to shareholders	(284,614,476)	(169,240,316)
Share transactions - net increase (decrease)	195,925,285	59,160,333
Total increase (decrease) in net assets	(22,355,423)	900,680,318
Net Assets
Beginning of period	2,974,004,348	2,073,324,030
End of period	$2,951,648,925	$2,974,004,348

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2035 Fund Class A

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$16.02	$11.46	$13.58	$14.65	$13.61
Income from Investment Operations
Net investment income (loss)A,B	.30	.10	.17	.20	.12
Net realized and unrealized gain (loss)	.07	5.39	(1.28)	.16	1.67
Total from investment operations	.37	5.49	(1.11)	.36	1.79
Distributions from net investment income	(.30)C	(.12)	(.17)	(.22)	(.14)
Distributions from net realized gain	(1.20)C	(.81)	(.85)	(1.22)	(.61)
Total distributions	(1.49)D	(.93)	(1.01)D	(1.43)D	(.75)
Net asset value, end of period	$14.90	$16.02	$11.46	$13.58	$14.65
Total ReturnE,F	1.95%	49.73%	(9.15)%	3.19%	13.26%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.96%	.97%	.98%	.99%	.87%
Expenses net of fee waivers, if any	.96%	.97%	.98%	.99%	.87%
Expenses net of all reductions	.96%	.97%	.98%	.99%	.87%
Net investment income (loss)	1.87%	.69%	1.23%	1.40%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$1,068,426	$1,122,730	$824,792	$1,026,416	$1,082,982
Portfolio turnover rateI	27%	27%	33%	23%	23%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class M

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$15.80	$11.33	$13.44	$14.53	$13.51
Income from Investment Operations
Net investment income (loss)A,B	.26	.06	.13	.16	.08
Net realized and unrealized gain (loss)	.08	5.31	(1.26)	.16	1.66
Total from investment operations	.34	5.37	(1.13)	.32	1.74
Distributions from net investment income	(.27)C	(.09)	(.14)	(.19)	(.12)
Distributions from net realized gain	(1.20)C	(.81)	(.84)	(1.22)	(.60)
Total distributions	(1.47)	(.90)	(.98)	(1.41)	(.72)
Net asset value, end of period	$14.67	$15.80	$11.33	$13.44	$14.53
Total ReturnD,E	1.73%	49.26%	(9.36)%	2.89%	12.98%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.21%	1.22%	1.23%	1.24%	1.13%
Expenses net of fee waivers, if any	1.21%	1.22%	1.23%	1.24%	1.13%
Expenses net of all reductions	1.21%	1.22%	1.23%	1.24%	1.13%
Net investment income (loss)	1.62%	.44%	.98%	1.15%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$408,691	$425,013	$310,544	$366,074	$364,455
Portfolio turnover rateH	27%	27%	33%	23%	23%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class C

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$15.42	$11.09	$13.20	$14.29	$13.32
Income from Investment Operations
Net investment income (loss)A,B	.17	(.01)	.06	.09	.01
Net realized and unrealized gain (loss)	.07	5.20	(1.23)	.17	1.62
Total from investment operations	.24	5.19	(1.17)	.26	1.63
Distributions from net investment income	(.21)C	(.05)	(.10)	(.13)	(.07)
Distributions from net realized gain	(1.20)C	(.81)	(.84)	(1.22)	(.60)
Total distributions	(1.40)D	(.86)	(.94)	(1.35)	(.66)D
Net asset value, end of period	$14.26	$15.42	$11.09	$13.20	$14.29
Total ReturnE,F	1.18%	48.61%	(9.84)%	2.39%	12.40%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.71%	1.72%	1.73%	1.73%I	1.63%
Expenses net of fee waivers, if any	1.71%	1.72%	1.73%	1.73%I	1.63%
Expenses net of all reductions	1.71%	1.72%	1.73%	1.73%I	1.63%
Net investment income (loss)	1.12%	(.06)%	.48%	.65%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$45,937	$53,192	$37,642	$44,302	$65,519
Portfolio turnover rateJ	27%	27%	33%	23%	23%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class I

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$16.17	$11.56	$13.69	$14.75	$13.71
Income from Investment Operations
Net investment income (loss)A,B	.34	.13	.20	.23	.15
Net realized and unrealized gain (loss)	.09	5.44	(1.28)	.17	1.68
Total from investment operations	.43	5.57	(1.08)	.40	1.83
Distributions from net investment income	(.33)C	(.14)	(.20)	(.25)	(.17)
Distributions from net realized gain	(1.20)C	(.81)	(.85)	(1.22)	(.62)
Total distributions	(1.53)	(.96)D	(1.05)	(1.46)D	(.79)
Net asset value, end of period	$15.07	$16.17	$11.56	$13.69	$14.75
Total ReturnE	2.25%	49.99%	(8.91)%	3.47%	13.50%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.71%	.72%	.73%	.74%	.64%
Expenses net of fee waivers, if any	.71%	.72%	.73%	.74%	.64%
Expenses net of all reductions	.71%	.72%	.73%	.74%	.64%
Net investment income (loss)	2.12%	.94%	1.48%	1.65%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$1,109,011	$1,169,461	$808,586	$907,369	$867,707
Portfolio turnover rateH	27%	27%	33%	23%	23%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class Z

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$16.04	$11.47	$13.63	$14.78
Income from Investment Operations
Net investment income (loss)B,C	.36	.15	.21	.07
Net realized and unrealized gain (loss)	.08	5.39	(1.27)	(.32)
Total from investment operations	.44	5.54	(1.06)	(.25)
Distributions from net investment income	(.35)D	(.16)	(.22)	(.31)
Distributions from net realized gain	(1.20)D	(.81)	(.88)	(.59)
Total distributions	(1.55)	(.97)	(1.10)	(.90)
Net asset value, end of period	$14.93	$16.04	$11.47	$13.63
Total ReturnE,F	2.35%	50.19%	(8.87)%	(.96)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.61%I	.62%	.63%	.63%I,J
Expenses net of fee waivers, if any	.61%I	.62%	.63%	.63%I,J
Expenses net of all reductions	.61%I	.62%	.63%	.63%I,J
Net investment income (loss)	2.22%	1.04%	1.58%	1.01%J
Supplemental Data
Net assets, end of period (000 omitted)	$97,458	$53,381	$27,968	$2,821
Portfolio turnover rateK	27%	27%	33%	23%

 A For the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class Z6

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$16.14	$11.53	$13.67	$14.75	$14.07
Income from Investment Operations
Net investment income (loss)B,C	.38	.17	.23	.26	.12
Net realized and unrealized gain (loss)	.08	5.43	(1.28)	.16	1.15
Total from investment operations	.46	5.60	(1.05)	.42	1.27
Distributions from net investment income	(.37)D	(.17)	(.23)	(.29)	(.22)
Distributions from net realized gain	(1.20)D	(.81)	(.86)	(1.22)	(.38)
Total distributions	(1.56)E	(.99)E	(1.09)	(1.50)E	(.59)E
Net asset value, end of period	$15.04	$16.14	$11.53	$13.67	$14.75
Total ReturnF,G	2.48%	50.43%	(8.74)%	3.65%	9.03%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.48%	.48%	.49%	.49%	.51%J,K
Expenses net of fee waivers, if any	.48%	.48%	.49%	.49%	.51%J,K
Expenses net of all reductions	.48%	.48%	.49%	.49%	.51%J,K
Net investment income (loss)	2.35%	1.18%	1.73%	1.90%	.97%J
Supplemental Data
Net assets, end of period (000 omitted)	$222,126	$150,227	$63,792	$45,355	$15,784
Portfolio turnover rateL	27%	27%	33%	23%	23%

 A For the period June 6, 2017 (commencement of sale of shares) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	12.6
Fidelity Series Large Cap Stock Fund	9.7
Fidelity Series International Value Fund	7.5
Fidelity Series Overseas Fund	7.4
Fidelity Series International Growth Fund	7.4
Fidelity Series Value Discovery Fund	6.3
Fidelity Series Stock Selector Large Cap Value Fund	6.2
Fidelity Advisor Series Equity Growth Fund	6.2
Fidelity Series Opportunistic Insights Fund	5.7
Fidelity Series Long-Term Treasury Bond Index Fund	5.4
74.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.9%
International Equity Funds	41.5%
Bond Funds	8.5%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2040 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.17% 4/14/22 to 4/21/22 (a)
(Cost $1,059,910)	1,060,000	1,059,930
	Shares	Value

Domestic Equity Funds - 49.9%
Fidelity Advisor Series Equity Growth Fund (b)	10,717,675	$165,373,731
Fidelity Advisor Series Growth Opportunities Fund (b)	9,274,487	113,426,978
Fidelity Advisor Series Small Cap Fund (b)	5,778,484	75,062,505
Fidelity Series All-Sector Equity Fund (b)	6,580,275	70,935,366
Fidelity Series Commodity Strategy Fund (b)	7,798,134	39,848,462
Fidelity Series Large Cap Stock Fund (b)	13,689,855	260,244,135
Fidelity Series Large Cap Value Index Fund (b)	1,832,517	28,147,463
Fidelity Series Opportunistic Insights Fund (b)	8,361,308	152,844,704
Fidelity Series Small Cap Opportunities Fund (b)	6,804,487	92,677,106
Fidelity Series Stock Selector Large Cap Value Fund (b)	12,258,045	166,096,507
Fidelity Series Value Discovery Fund (b)	10,574,194	169,187,107
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,023,123,931)		1,333,844,064

International Equity Funds - 41.5%
Fidelity Series Canada Fund (b)	5,562,734	86,333,631
Fidelity Series Emerging Markets Fund (b)	3,953,113	36,684,889
Fidelity Series Emerging Markets Opportunities Fund (b)	18,346,015	337,566,672
Fidelity Series International Growth Fund (b)	11,895,407	197,225,844
Fidelity Series International Small Cap Fund (b)	3,007,910	53,991,986
Fidelity Series International Value Fund (b)	18,057,691	199,176,336
Fidelity Series Overseas Fund (b)	15,713,190	198,300,462
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $927,810,276)		1,109,279,820

Bond Funds - 8.5%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	278,619	2,674,746
Fidelity Series Emerging Markets Debt Fund (b)	1,582,718	13,057,426
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	491,377	4,427,308
Fidelity Series Floating Rate High Income Fund (b)	291,175	2,675,897
Fidelity Series High Income Fund (b)	1,781,634	16,195,054
Fidelity Series International Credit Fund (b)	132,490	1,226,857
Fidelity Series International Developed Markets Bond Index Fund (b)	68,478	638,901
Fidelity Series Investment Grade Bond Fund (b)	3,178,547	34,677,953
Fidelity Series Long-Term Treasury Bond Index Fund (b)	18,807,071	143,309,882
Fidelity Series Real Estate Income Fund (b)	841,390	9,558,193
TOTAL BOND FUNDS
(Cost $245,246,707)		228,442,217

Short-Term Funds - 0.1%
Fidelity Cash Central Fund 0.31% (c)
(Cost $2,038,177)	2,037,776	2,038,184
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,199,279,001)		2,674,664,215
NET OTHER ASSETS (LIABILITIES) - 0.0%		(568,096)
NET ASSETS - 100%		$2,674,096,119

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	60	June 2022	$6,433,200	$297,801	$297,801
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	185	June 2022	10,410,875	113,225	113,225

TOTAL PURCHASED					411,026

Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	59	June 2022	13,365,713	(379,803)	(379,803)
TOTAL FUTURES CONTRACTS					$31,223

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,034,932.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$1,121,756	$9,707,787	$8,791,359	$897	$--	$--	$2,038,184	0.0%
Total	$1,121,756	$9,707,787	$8,791,359	$897	$--	$--	$2,038,184

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$169,378,765	$58,322,626	$53,297,192	$30,533,537	$3,422,151	$(12,452,619)	$165,373,731
Fidelity Advisor Series Growth Opportunities Fund	117,786,198	61,746,453	33,752,950	28,076,980	(191,922)	(32,160,801)	113,426,978
Fidelity Advisor Series Small Cap Fund	76,636,365	25,431,494	16,178,023	14,279,213	2,408,220	(13,235,551)	75,062,505
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	--	12,552,884	12,502,579	39,690	(44,395)	--	--
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	24,682,853	21,067,250	125,021	(860,060)	(80,797)	2,674,746
Fidelity Series All-Sector Equity Fund	72,422,063	19,761,509	16,001,747	14,450,666	1,082,349	(6,328,808)	70,935,366
Fidelity Series Canada Fund	65,072,557	19,223,473	12,621,775	1,783,772	272,604	14,386,772	86,333,631
Fidelity Series Commodity Strategy Fund	74,234,374	29,237,923	66,129,140	24,051,107	(3,130,994)	5,636,299	39,848,462
Fidelity Series Emerging Markets Debt Fund	14,485,779	2,443,590	2,520,199	684,621	(200,092)	(1,151,652)	13,057,426
Fidelity Series Emerging Markets Debt Local Currency Fund	4,688,955	1,015,176	760,427	194,215	(50,246)	(466,150)	4,427,308
Fidelity Series Emerging Markets Fund	42,555,333	9,443,206	6,329,852	1,340,780	(6,237)	(8,977,561)	36,684,889
Fidelity Series Emerging Markets Opportunities Fund	384,393,494	126,454,446	56,456,274	42,353,434	20,171	(116,845,165)	337,566,672
Fidelity Series Floating Rate High Income Fund	2,791,561	337,604	454,319	121,303	(15,000)	16,051	2,675,897
Fidelity Series Government Money Market Fund 0.31%	17,747,351	1,902,523	19,649,874	3,994	--	--	--
Fidelity Series High Income Fund	16,614,138	2,969,067	2,863,975	931,631	(39,975)	(484,201)	16,195,054
Fidelity Series Inflation-Protected Bond Index Fund	53,306,779	5,368,172	60,837,348	546,883	5,024,978	(2,862,581)	--
Fidelity Series International Credit Fund	1,280,514	41,324	--	41,324	--	(94,981)	1,226,857
Fidelity Series International Developed Markets Bond Index Fund	--	721,155	60,229	202	(763)	(21,262)	638,901
Fidelity Series International Growth Fund	182,346,956	52,026,348	19,767,393	16,711,526	(114,265)	(17,265,802)	197,225,844
Fidelity Series International Small Cap Fund	57,220,529	11,383,850	6,439,749	7,600,695	121,896	(8,294,540)	53,991,986
Fidelity Series International Value Fund	182,265,277	56,142,044	42,572,866	10,492,414	550,904	2,790,977	199,176,336
Fidelity Series Investment Grade Bond Fund	1,194,742	43,806,113	9,225,980	160,566	(99,865)	(997,057)	34,677,953
Fidelity Series Large Cap Stock Fund	264,528,590	46,893,514	59,254,278	25,297,422	2,248,298	5,828,011	260,244,135
Fidelity Series Large Cap Value Index Fund	28,550,060	4,951,745	6,714,359	1,971,639	545,028	814,989	28,147,463
Fidelity Series Long-Term Treasury Bond Index Fund	73,158,566	94,136,603	17,695,760	2,264,826	(2,175,738)	(4,113,789)	143,309,882
Fidelity Series Opportunistic Insights Fund	157,041,766	56,297,666	47,040,384	29,877,834	2,775,666	(16,230,010)	152,844,704
Fidelity Series Overseas Fund	182,649,273	39,323,483	22,830,341	6,181,985	355,857	(1,197,810)	198,300,462
Fidelity Series Real Estate Income Fund	10,229,243	870,022	1,842,548	414,801	51,262	250,214	9,558,193
Fidelity Series Short-Term Credit Fund	3,738,236	197,902	3,936,111	18,108	84,041	(84,068)	--
Fidelity Series Small Cap Opportunities Fund	94,591,406	40,119,639	19,309,728	25,236,257	(30,953)	(22,693,258)	92,677,106
Fidelity Series Stock Selector Large Cap Value Fund	167,531,918	47,973,609	41,576,525	30,771,044	743,638	(8,576,133)	166,096,507
Fidelity Series Value Discovery Fund	171,498,496	39,222,514	43,068,716	20,453,769	1,955,100	(420,287)	169,187,107
	$2,689,939,284	$935,000,530	$722,757,891	$337,011,259	$14,701,658	$(245,311,570)	$2,671,566,101

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$1,059,930	$--	$1,059,930	$--
Domestic Equity Funds	1,333,844,064	1,333,844,064	--	--
International Equity Funds	1,109,279,820	1,109,279,820	--	--
Bond Funds	228,442,217	228,442,217	--	--
Short-Term Funds	2,038,184	2,038,184	--	--
Total Investments in Securities:	$2,674,664,215	$2,673,604,285	$1,059,930	$--
Derivative Instruments:
Assets
Futures Contracts	$411,026	$411,026	$--	$--
Total Assets	$411,026	$411,026	$--	$--
Liabilities
Futures Contracts	$(379,803)	$(379,803)	$--	$--
Total Liabilities	$(379,803)	$(379,803)	$--	$--
Total Derivative Instruments:	$31,223	$31,223	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$411,026	$(379,803)
Total Equity Risk	411,026	(379,803)
Total Value of Derivatives	$411,026	$(379,803)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,059,910)	$1,059,930
Fidelity Central Funds (cost $2,038,177)	2,038,184
Other affiliated issuers (cost $2,196,180,914)	2,671,566,101
Total Investment in Securities (cost $2,199,279,001)		$2,674,664,215
Receivable for investments sold		43,915,071
Receivable for fund shares sold		2,295,200
Distributions receivable from Fidelity Central Funds		317
Total assets		2,720,874,803
Liabilities
Payable for investments purchased	$42,153,821
Payable for fund shares redeemed	2,546,618
Accrued management fee	1,578,440
Distribution and service plan fees payable	389,675
Payable for daily variation margin on futures contracts	110,130
Total liabilities		46,778,684
Net Assets		$2,674,096,119
Net Assets consist of:
Paid in capital		$2,025,711,998
Total accumulated earnings (loss)		648,384,121
Net Assets		$2,674,096,119
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($963,235,675 ÷ 58,840,090 shares)(a)		$16.37
Maximum offering price per share (100/94.25 of $16.37)		$17.37
Class M:
Net Asset Value and redemption price per share ($386,534,434 ÷ 23,836,875 shares)(a)		$16.22
Maximum offering price per share (100/96.50 of $16.22)		$16.81
Class C:
Net Asset Value and offering price per share ($42,441,100 ÷ 2,700,692 shares)(a)		$15.71
Class I:
Net Asset Value, offering price and redemption price per share ($1,000,721,746 ÷ 60,518,864 shares)		$16.54
Class Z:
Net Asset Value, offering price and redemption price per share ($80,497,571 ÷ 4,915,252 shares)		$16.38
Class Z6:
Net Asset Value, offering price and redemption price per share ($200,665,593 ÷ 12,165,232 shares)		$16.50

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$79,375,034
Interest		535
Income from Fidelity Central Funds		897
Total income		79,376,466
Expenses
Management fee	$20,554,249
Distribution and service plan fees	5,142,969
Independent trustees' fees and expenses	8,504
Total expenses before reductions	25,705,722
Expense reductions	(4)
Total expenses after reductions		25,705,718
Net investment income (loss)		53,670,748
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,309
Affiliated issuers	14,701,658
Futures contracts	66,366
Capital gain distributions from underlying funds:
Affiliated issuers	257,636,225
Total net realized gain (loss)		272,405,558
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	16
Affiliated issuers	(245,311,570)
Futures contracts	31,223
Total change in net unrealized appreciation (depreciation)		(245,280,331)
Net gain (loss)		27,125,227
Net increase (decrease) in net assets resulting from operations		$80,795,975

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$53,670,748	$15,947,218
Net realized gain (loss)	272,405,558	172,059,302
Change in net unrealized appreciation (depreciation)	(245,280,331)	803,816,612
Net increase (decrease) in net assets resulting from operations	80,795,975	991,823,132
Distributions to shareholders	(269,416,376)	(147,549,653)
Share transactions - net increase (decrease)	172,603,391	6,639,596
Total increase (decrease) in net assets	(16,017,010)	850,913,075
Net Assets
Beginning of period	2,690,113,129	1,839,200,054
End of period	$2,674,096,119	$2,690,113,129

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2040 Fund Class A

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$17.54	$12.08	$14.52	$15.69	$14.57
Income from Investment Operations
Net investment income (loss)A,B	.32	.09	.17	.21	.12
Net realized and unrealized gain (loss)	.23	6.34	(1.55)	.15	1.81
Total from investment operations	.55	6.43	(1.38)	.36	1.93
Distributions from net investment income	(.34)	(.11)	(.17)	(.23)	(.15)
Distributions from net realized gain	(1.38)	(.85)	(.88)	(1.31)	(.66)
Total distributions	(1.72)	(.97)C	(1.06)C	(1.53)C	(.81)
Net asset value, end of period	$16.37	$17.54	$12.08	$14.52	$15.69
Total ReturnD,E	2.74%	55.32%	(10.59)%	3.04%	13.42%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.00%	1.00%	1.00%	.99%H	.87%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	.99%H	.87%
Expenses net of all reductions	1.00%	1.00%	1.00%	.99%H	.87%
Net investment income (loss)	1.82%	.61%	1.17%	1.37%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$963,236	$1,000,757	$729,343	$916,426	$948,970
Portfolio turnover rateI	26%	25%	31%	21%	23%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class M

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$17.40	$12.00	$14.44	$15.62	$14.52
Income from Investment Operations
Net investment income (loss)A,B	.27	.05	.13	.17	.08
Net realized and unrealized gain (loss)	.23	6.29	(1.55)	.16	1.80
Total from investment operations	.50	6.34	(1.42)	.33	1.88
Distributions from net investment income	(.30)	(.09)	(.15)	(.20)	(.12)
Distributions from net realized gain	(1.38)	(.85)	(.88)	(1.31)	(.66)
Total distributions	(1.68)	(.94)	(1.02)C	(1.51)	(.78)
Net asset value, end of period	$16.22	$17.40	$12.00	$14.44	$15.62
Total ReturnD,E	2.50%	54.96%	(10.84)%	2.82%	13.11%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.25%	1.25%	1.25%	1.25%	1.13%
Expenses net of fee waivers, if any	1.25%	1.25%	1.25%	1.25%	1.13%
Expenses net of all reductions	1.25%	1.25%	1.25%	1.25%	1.13%
Net investment income (loss)	1.57%	.36%	.92%	1.12%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$386,534	$402,667	$286,126	$356,107	$343,164
Portfolio turnover rateH	26%	25%	31%	21%	23%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class C

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$16.91	$11.71	$14.14	$15.32	$14.28
Income from Investment Operations
Net investment income (loss)A,B	.18	(.02)	.06	.09	–C
Net realized and unrealized gain (loss)	.22	6.11	(1.52)	.18	1.77
Total from investment operations	.40	6.09	(1.46)	.27	1.77
Distributions from net investment income	(.22)	(.04)	(.09)	(.14)	(.07)
Distributions from net realized gain	(1.38)	(.85)	(.88)	(1.31)	(.66)
Total distributions	(1.60)	(.89)	(.97)	(1.45)	(.73)
Net asset value, end of period	$15.71	$16.91	$11.71	$14.14	$15.32
Total ReturnD,E	1.98%	54.12%	(11.31)%	2.37%	12.52%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.75%	1.75%	1.75%	1.74%H	1.63%
Expenses net of fee waivers, if any	1.75%	1.75%	1.75%	1.74%H	1.63%
Expenses net of all reductions	1.75%	1.75%	1.75%	1.74%H	1.63%
Net investment income (loss)	1.07%	(.14)%	.42%	.62%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$42,441	$56,710	$41,153	$53,715	$84,365
Portfolio turnover rateI	26%	25%	31%	21%	23%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class I

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$17.69	$12.17	$14.62	$15.78	$14.65
Income from Investment Operations
Net investment income (loss)A,B	.37	.13	.21	.24	.16
Net realized and unrealized gain (loss)	.23	6.39	(1.57)	.16	1.83
Total from investment operations	.60	6.52	(1.36)	.40	1.99
Distributions from net investment income	(.37)	(.14)	(.20)	(.26)	(.19)
Distributions from net realized gain	(1.38)	(.85)	(.89)	(1.31)	(.67)
Total distributions	(1.75)	(1.00)C	(1.09)	(1.56)C	(.86)
Net asset value, end of period	$16.54	$17.69	$12.17	$14.62	$15.78
Total ReturnD	3.03%	55.69%	(10.35)%	3.31%	13.74%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.75%	.75%	.75%	.75%	.63%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.63%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.63%
Net investment income (loss)	2.07%	.86%	1.42%	1.62%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$1,000,722	$1,045,866	$705,362	$805,102	$790,667
Portfolio turnover rateG	26%	25%	31%	21%	23%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class Z

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$17.54	$12.08	$14.56	$15.85
Income from Investment Operations
Net investment income (loss)B,C	.38	.15	.22	.36
Net realized and unrealized gain (loss)	.24	6.33	(1.55)	(.69)
Total from investment operations	.62	6.48	(1.33)	(.33)
Distributions from net investment income	(.40)	(.17)	(.23)	(.33)
Distributions from net realized gain	(1.38)	(.85)	(.91)	(.63)
Total distributions	(1.78)	(1.02)	(1.15)D	(.96)
Net asset value, end of period	$16.38	$17.54	$12.08	$14.56
Total ReturnE,F	3.14%	55.80%	(10.31)%	(1.30)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.64%	.64%	.65%	.65%I,J
Expenses net of fee waivers, if any	.64%	.64%	.65%	.65%I,J
Expenses net of all reductions	.64%	.64%	.65%	.65%I,J
Net investment income (loss)	2.17%	.97%	1.52%	5.06%I
Supplemental Data
Net assets, end of period (000 omitted)	$80,498	$43,822	$20,000	$1,501
Portfolio turnover rateK	26%	25%	31%	21%

 A For the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class Z6

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$17.64	$12.13	$14.60	$15.76	$15.04
Income from Investment Operations
Net investment income (loss)B,C	.41	.17	.24	.28	.18
Net realized and unrealized gain (loss)	.24	6.38	(1.57)	.17	1.20
Total from investment operations	.65	6.55	(1.33)	.45	1.38
Distributions from net investment income	(.41)	(.18)	(.24)	(.30)	(.23)
Distributions from net realized gain	(1.38)	(.85)	(.90)	(1.31)	(.42)
Total distributions	(1.79)	(1.04)D	(1.14)	(1.61)	(.66)D
Net asset value, end of period	$16.50	$17.64	$12.13	$14.60	$15.76
Total ReturnE,F	3.31%	56.14%	(10.24)%	3.64%	9.12%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.49%	.49%	.49%	.49%	.51%I,J
Expenses net of fee waivers, if any	.49%	.49%	.49%	.49%	.51%I,J
Expenses net of all reductions	.49%	.49%	.49%	.49%	.51%I,J
Net investment income (loss)	2.32%	1.12%	1.67%	1.87%	1.39%I
Supplemental Data
Net assets, end of period (000 omitted)	$200,666	$140,291	$57,216	$41,066	$11,861
Portfolio turnover rateK	26%	25%	31%	21%	23%

 A For the period June 6, 2017 (commencement of sale of shares) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	12.7
Fidelity Series Large Cap Stock Fund	9.8
Fidelity Series International Value Fund	7.5
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Advisor Series Equity Growth Fund	6.2
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
74.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.4%
International Equity Funds	41.8%
Bond Funds	7.7%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2045 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.33% 4/14/22 to 5/19/22 (a)
(Cost $779,924)	780,000	779,941
	Shares	Value

Domestic Equity Funds - 50.4%
Fidelity Advisor Series Equity Growth Fund (b)	7,591,914	$117,143,229
Fidelity Advisor Series Growth Opportunities Fund (b)	6,569,726	80,347,745
Fidelity Advisor Series Small Cap Fund (b)	4,093,185	53,170,477
Fidelity Series All-Sector Equity Fund (b)	4,661,211	50,247,860
Fidelity Series Commodity Strategy Fund (b)	5,451,461	27,856,965
Fidelity Series Large Cap Stock Fund (b)	9,697,417	184,347,901
Fidelity Series Large Cap Value Index Fund (b)	1,298,097	19,938,774
Fidelity Series Opportunistic Insights Fund (b)	5,922,850	108,269,691
Fidelity Series Small Cap Opportunities Fund (b)	4,819,988	65,648,231
Fidelity Series Stock Selector Large Cap Value Fund (b)	8,683,107	117,656,095
Fidelity Series Value Discovery Fund (b)	7,490,390	119,846,244
TOTAL DOMESTIC EQUITY FUNDS
(Cost $748,906,013)		944,473,212

International Equity Funds - 41.8%
Fidelity Series Canada Fund (b)	3,928,836	60,975,539
Fidelity Series Emerging Markets Fund (b)	2,769,202	25,698,190
Fidelity Series Emerging Markets Opportunities Fund (b)	12,924,160	237,804,549
Fidelity Series International Growth Fund (b)	8,407,584	139,397,745
Fidelity Series International Small Cap Fund (b)	2,127,285	38,184,772
Fidelity Series International Value Fund (b)	12,762,839	140,774,110
Fidelity Series Overseas Fund (b)	11,106,050	140,158,352
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $670,311,822)		782,993,257

Bond Funds - 7.7%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	195,282	1,874,708
Fidelity Series Emerging Markets Debt Fund (b)	1,108,808	9,147,664
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	344,230	3,101,511
Fidelity Series Floating Rate High Income Fund (b)	203,966	1,874,445
Fidelity Series High Income Fund (b)	1,248,192	11,346,061
Fidelity Series International Credit Fund (b)	79,822	739,147
Fidelity Series Investment Grade Bond Fund (b)	904,413	9,867,145
Fidelity Series Long-Term Treasury Bond Index Fund (b)	13,136,387	100,099,271
Fidelity Series Real Estate Income Fund (b)	588,878	6,689,655
TOTAL BOND FUNDS
(Cost $155,576,842)		144,739,607

Short-Term Funds - 0.1%
Fidelity Cash Central Fund 0.31% (c)
(Cost $1,248,674)	1,248,428	1,248,678
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,576,823,275)		1,874,234,695
NET OTHER ASSETS (LIABILITIES) - 0.0%		(382,888)
NET ASSETS - 100%		$1,873,851,807

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	45	June 2022	$4,824,900	$210,932	$210,931
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	141	June 2022	7,934,775	123,002	123,002

TOTAL PURCHASED					333,933

Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	42	June 2022	9,514,575	(281,173)	(281,173)
TOTAL FUTURES CONTRACTS					$52,760

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $776,941.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$772,532	$6,404,771	$5,928,625	$577	$--	$--	$1,248,678	0.0%
Total	$772,532	$6,404,771	$5,928,625	$577	$--	$--	$1,248,678

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$117,223,615	$44,523,142	$37,960,654	$21,463,286	$2,019,076	$(8,661,950)	$117,143,229
Fidelity Advisor Series Growth Opportunities Fund	81,517,143	45,845,105	24,030,056	19,738,735	(288,594)	(22,695,853)	80,347,745
Fidelity Advisor Series Small Cap Fund	53,038,502	19,395,734	11,580,364	10,036,936	1,341,118	(9,024,513)	53,170,477
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	--	8,822,523	8,787,357	27,802	(31,025)	--	--
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	17,484,848	14,952,053	87,619	(601,468)	(56,619)	1,874,708
Fidelity Series All-Sector Equity Fund	50,122,156	15,256,105	11,358,680	10,166,450	613,426	(4,385,147)	50,247,860
Fidelity Series Canada Fund	45,035,790	15,048,623	9,366,015	1,248,938	177,482	10,079,659	60,975,539
Fidelity Series Commodity Strategy Fund	51,391,872	21,461,803	46,838,649	16,717,794	(2,109,648)	3,951,587	27,856,965
Fidelity Series Emerging Markets Debt Fund	10,033,172	2,009,872	1,947,002	477,550	(135,692)	(812,686)	9,147,664
Fidelity Series Emerging Markets Debt Local Currency Fund	3,252,856	781,618	570,839	136,000	(41,171)	(320,953)	3,101,511
Fidelity Series Emerging Markets Fund	29,459,935	7,291,530	4,758,952	940,651	(38,833)	(6,255,490)	25,698,190
Fidelity Series Emerging Markets Opportunities Fund	266,044,022	95,845,621	42,305,776	29,715,605	(979,816)	(80,799,502)	237,804,549
Fidelity Series Floating Rate High Income Fund	1,933,142	299,028	358,299	84,869	(12,898)	13,472	1,874,445
Fidelity Series Government Money Market Fund 0.31%	12,282,467	824,523	13,106,990	2,750	--	--	--
Fidelity Series High Income Fund	11,513,783	2,656,892	2,460,802	648,157	(43,721)	(320,091)	11,346,061
Fidelity Series Inflation-Protected Bond Index Fund	36,909,083	4,222,794	42,630,399	382,817	3,440,628	(1,942,106)	--
Fidelity Series International Credit Fund	771,474	24,897	--	24,897	--	(57,224)	739,147
Fidelity Series International Growth Fund	126,198,384	40,603,602	14,991,445	11,745,560	(174,588)	(12,238,208)	139,397,745
Fidelity Series International Small Cap Fund	39,608,469	9,309,336	4,932,861	5,337,551	6,174	(5,806,346)	38,184,772
Fidelity Series International Value Fund	126,148,990	43,565,921	31,266,574	7,374,724	357,033	1,968,740	140,774,110
Fidelity Series Investment Grade Bond Fund	835,424	15,904,719	6,731,482	40,165	(132,651)	(8,865)	9,867,145
Fidelity Series Large Cap Stock Fund	183,076,757	37,892,556	42,322,337	17,661,752	946,536	4,754,389	184,347,901
Fidelity Series Large Cap Value Index Fund	19,759,191	4,078,253	4,838,608	1,385,976	245,755	694,183	19,938,774
Fidelity Series Long-Term Treasury Bond Index Fund	50,647,435	66,934,414	13,112,604	1,575,567	(1,674,503)	(2,695,471)	100,099,271
Fidelity Series Opportunistic Insights Fund	108,685,609	43,072,602	33,749,392	20,997,012	1,890,394	(11,629,522)	108,269,691
Fidelity Series Overseas Fund	126,407,248	31,608,250	17,055,782	4,344,949	102,812	(904,176)	140,158,352
Fidelity Series Real Estate Income Fund	7,079,480	800,890	1,398,259	289,486	9,287	198,257	6,689,655
Fidelity Series Short-Term Credit Fund	2,587,191	69,028	2,656,447	12,506	59,115	(58,887)	--
Fidelity Series Small Cap Opportunities Fund	65,464,791	29,641,034	13,616,200	17,551,347	(144,449)	(15,696,945)	65,648,231
Fidelity Series Stock Selector Large Cap Value Fund	115,946,948	37,073,333	29,729,008	21,647,662	323,898	(5,959,076)	117,656,095
Fidelity Series Value Discovery Fund	118,692,084	30,991,208	30,791,960	14,392,203	709,592	245,320	119,846,244
	$1,861,667,013	$693,339,804	$520,205,846	$236,257,316	$5,833,269	$(168,424,023)	$1,872,206,076

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$779,941	$--	$779,941	$--
Domestic Equity Funds	944,473,212	944,473,212	--	--
International Equity Funds	782,993,257	782,993,257	--	--
Bond Funds	144,739,607	144,739,607	--	--
Short-Term Funds	1,248,678	1,248,678	--	--
Total Investments in Securities:	$1,874,234,695	$1,873,454,754	$779,941	$--
Derivative Instruments:
Assets
Futures Contracts	$333,933	$333,933	$--	$--
Total Assets	$333,933	$333,933	$--	$--
Liabilities
Futures Contracts	$(281,173)	$(281,173)	$--	$--
Total Liabilities	$(281,173)	$(281,173)	$--	$--
Total Derivative Instruments:	$52,760	$52,760	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$333,933	$(281,173)
Total Equity Risk	333,933	(281,173)
Total Value of Derivatives	$333,933	$(281,173)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $779,924)	$779,941
Fidelity Central Funds (cost $1,248,674)	1,248,678
Other affiliated issuers (cost $1,574,794,677)	1,872,206,076
Total Investment in Securities (cost $1,576,823,275)		$1,874,234,695
Receivable for investments sold		28,575,869
Receivable for fund shares sold		2,034,517
Distributions receivable from Fidelity Central Funds		192
Total assets		1,904,845,273
Liabilities
Payable for investments purchased	$28,158,680
Payable for fund shares redeemed	1,400,627
Accrued management fee	1,098,854
Distribution and service plan fees payable	249,432
Payable for daily variation margin on futures contracts	85,873
Total liabilities		30,993,466
Net Assets		$1,873,851,807
Net Assets consist of:
Paid in capital		$1,458,819,967
Total accumulated earnings (loss)		415,031,840
Net Assets		$1,873,851,807
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($604,139,768 ÷ 46,812,371 shares)(a)		$12.91
Maximum offering price per share (100/94.25 of $12.91)		$13.70
Class M:
Net Asset Value and redemption price per share ($250,719,089 ÷ 19,696,713 shares)(a)		$12.73
Maximum offering price per share (100/96.50 of $12.73)		$13.19
Class C:
Net Asset Value and offering price per share ($28,992,774 ÷ 2,330,774 shares)(a)		$12.44
Class I:
Net Asset Value, offering price and redemption price per share ($752,616,732 ÷ 57,722,689 shares)		$13.04
Class Z:
Net Asset Value, offering price and redemption price per share ($65,648,154 ÷ 5,083,476 shares)		$12.91
Class Z6:
Net Asset Value, offering price and redemption price per share ($171,735,290 ÷ 13,192,738 shares)		$13.02

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$55,457,165
Interest		393
Income from Fidelity Central Funds		577
Total income		55,458,135
Expenses
Management fee	$14,271,783
Distribution and service plan fees	3,295,650
Independent trustees' fees and expenses	5,912
Total expenses before reductions	17,573,345
Expense reductions	(6)
Total expenses after reductions		17,573,339
Net investment income (loss)		37,884,796
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	841
Affiliated issuers	5,833,269
Futures contracts	(175,053)
Capital gain distributions from underlying funds:
Affiliated issuers	180,800,151
Total net realized gain (loss)		186,459,208
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	14
Affiliated issuers	(168,424,023)
Futures contracts	52,760
Total change in net unrealized appreciation (depreciation)		(168,371,249)
Net gain (loss)		18,087,959
Net increase (decrease) in net assets resulting from operations		$55,972,755

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$37,884,796	$11,221,758
Net realized gain (loss)	186,459,208	111,214,222
Change in net unrealized appreciation (depreciation)	(168,371,249)	554,883,026
Net increase (decrease) in net assets resulting from operations	55,972,755	677,319,006
Distributions to shareholders	(183,271,312)	(91,085,840)
Share transactions - net increase (decrease)	139,336,201	31,384,753
Total increase (decrease) in net assets	12,037,644	617,617,919
Net Assets
Beginning of period	1,861,814,163	1,244,196,244
End of period	$1,873,851,807	$1,861,814,163

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2045 Fund Class A

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$13.79	$9.43	$11.33	$12.21	$11.26
Income from Investment Operations
Net investment income (loss)A,B	.25	.07	.13	.16	.10
Net realized and unrealized gain (loss)	.18	4.97	(1.22)	.13	1.40
Total from investment operations	.43	5.04	(1.09)	.29	1.50
Distributions from net investment income	(.27)	(.10)	(.14)	(.18)	(.12)
Distributions from net realized gain	(1.05)	(.59)	(.67)	(.99)	(.43)
Total distributions	(1.31)C	(.68)C	(.81)	(1.17)	(.55)
Net asset value, end of period	$12.91	$13.79	$9.43	$11.33	$12.21
Total ReturnD,E	2.77%	55.40%	(10.68)%	3.13%	13.44%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.00%	1.00%	1.00%	.99%H	.87%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	.99%H	.87%
Expenses net of all reductions	1.00%	1.00%	1.00%	.99%H	.87%
Net investment income (loss)	1.82%	.62%	1.19%	1.38%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$604,140	$643,283	$456,849	$547,563	$566,474
Portfolio turnover rateI	27%	25%	30%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class M

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$13.62	$9.34	$11.22	$12.12	$11.19
Income from Investment Operations
Net investment income (loss)A,B	.22	.04	.10	.13	.06
Net realized and unrealized gain (loss)	.18	4.90	(1.20)	.12	1.39
Total from investment operations	.40	4.94	(1.10)	.25	1.45
Distributions from net investment income	(.24)	(.08)	(.12)	(.16)	(.10)
Distributions from net realized gain	(1.05)	(.59)	(.67)	(.99)	(.43)
Total distributions	(1.29)	(.66)C	(.78)C	(1.15)	(.52)C
Net asset value, end of period	$12.73	$13.62	$9.34	$11.22	$12.12
Total ReturnD,E	2.54%	54.84%	(10.80)%	2.79%	13.12%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.25%	1.25%	1.25%	1.24%H	1.13%
Expenses net of fee waivers, if any	1.25%	1.25%	1.25%	1.24%H	1.13%
Expenses net of all reductions	1.25%	1.25%	1.25%	1.24%H	1.13%
Net investment income (loss)	1.57%	.36%	.94%	1.13%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$250,719	$258,276	$181,179	$210,625	$207,442
Portfolio turnover rateI	27%	25%	30%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class C

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$13.36	$9.18	$11.07	$11.98	$11.08
Income from Investment Operations
Net investment income (loss)A,B	.14	(.02)	.05	.07	–C
Net realized and unrealized gain (loss)	.17	4.83	(1.20)	.13	1.38
Total from investment operations	.31	4.81	(1.15)	.20	1.38
Distributions from net investment income	(.19)	(.04)	(.08)	(.12)	(.05)
Distributions from net realized gain	(1.05)	(.59)	(.67)	(.99)	(.43)
Total distributions	(1.23)D	(.63)	(.74)D	(1.11)	(.48)
Net asset value, end of period	$12.44	$13.36	$9.18	$11.07	$11.98
Total ReturnE,F	1.96%	54.24%	(11.32)%	2.29%	12.59%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.75%	1.75%	1.75%	1.74%I	1.63%
Expenses net of fee waivers, if any	1.75%	1.75%	1.75%	1.74%I	1.63%
Expenses net of all reductions	1.75%	1.75%	1.75%	1.74%I	1.63%
Net investment income (loss)	1.07%	(.14)%	.44%	.63%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$28,993	$33,637	$22,256	$25,383	$30,549
Portfolio turnover rateJ	27%	25%	30%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class I

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$13.91	$9.50	$11.41	$12.29	$11.33
Income from Investment Operations
Net investment income (loss)A,B	.29	.10	.16	.19	.12
Net realized and unrealized gain (loss)	.18	5.02	(1.23)	.13	1.42
Total from investment operations	.47	5.12	(1.07)	.32	1.54
Distributions from net investment income	(.29)	(.12)	(.16)	(.20)	(.14)
Distributions from net realized gain	(1.05)	(.59)	(.68)	(.99)	(.44)
Total distributions	(1.34)	(.71)	(.84)	(1.20)C	(.58)
Net asset value, end of period	$13.04	$13.91	$9.50	$11.41	$12.29
Total ReturnD	3.02%	55.77%	(10.46)%	3.34%	13.77%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.75%	.75%	.75%	.75%	.64%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.64%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.64%
Net investment income (loss)	2.07%	.87%	1.44%	1.63%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$752,617	$777,429	$522,314	$577,252	$543,170
Portfolio turnover rateG	27%	25%	30%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class Z

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$13.79	$9.43	$11.35	$12.36
Income from Investment Operations
Net investment income (loss)B,C	.30	.12	.17	.20
Net realized and unrealized gain (loss)	.18	4.96	(1.22)	(.46)
Total from investment operations	.48	5.08	(1.05)	(.26)
Distributions from net investment income	(.31)	(.14)	(.18)	(.26)
Distributions from net realized gain	(1.05)	(.59)	(.69)	(.49)
Total distributions	(1.36)	(.72)D	(.87)	(.75)
Net asset value, end of period	$12.91	$13.79	$9.43	$11.35
Total ReturnE,F	3.12%	55.85%	(10.33)%	(1.33)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.64%	.64%	.65%I	.64%J
Expenses net of fee waivers, if any	.64%	.64%	.65%I	.64%J
Expenses net of all reductions	.64%	.64%	.65%I	.64%J
Net investment income (loss)	2.18%	.97%	1.54%	3.71%J
Supplemental Data
Net assets, end of period (000 omitted)	$65,648	$35,350	$16,800	$1,376
Portfolio turnover rateK	27%	25%	30%	22%

 A For the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class Z6

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.88	$9.48	$11.39	$12.28	$11.65
Income from Investment Operations
Net investment income (loss)B,C	.32	.14	.19	.22	.15
Net realized and unrealized gain (loss)	.19	4.99	(1.23)	.12	.92
Total from investment operations	.51	5.13	(1.04)	.34	1.07
Distributions from net investment income	(.32)	(.15)	(.19)	(.24)	(.18)
Distributions from net realized gain	(1.05)	(.59)	(.69)	(.99)	(.26)
Total distributions	(1.37)	(.73)D	(.87)D	(1.23)	(.44)
Net asset value, end of period	$13.02	$13.88	$9.48	$11.39	$12.28
Total ReturnE,F	3.32%	56.12%	(10.22)%	3.58%	9.15%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.49%	.49%	.49%	.50%I	.51%I,J
Expenses net of fee waivers, if any	.49%	.49%	.49%	.50%I	.51%I,J
Expenses net of all reductions	.49%	.49%	.49%	.50%I	.51%I,J
Net investment income (loss)	2.33%	1.12%	1.70%	1.88%	1.50%J
Supplemental Data
Net assets, end of period (000 omitted)	$171,735	$113,839	$44,798	$31,493	$9,112
Portfolio turnover rateK	27%	25%	30%	22%	21%

 A For the period June 6, 2017 (commencement of sale of shares) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	12.7
Fidelity Series Large Cap Stock Fund	9.8
Fidelity Series International Value Fund	7.5
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Advisor Series Equity Growth Fund	6.2
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
74.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.4%
International Equity Funds	41.8%
Bond Funds	7.7%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2050 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.33% 4/14/22 to 5/19/22 (a)
(Cost $669,930)	670,000	669,946
	Shares	Value

Domestic Equity Funds - 50.4%
Fidelity Advisor Series Equity Growth Fund (b)	6,444,149	$99,433,214
Fidelity Advisor Series Growth Opportunities Fund (b)	5,576,502	68,200,624
Fidelity Advisor Series Small Cap Fund (b)	3,474,374	45,132,112
Fidelity Series All-Sector Equity Fund (b)	3,956,520	42,651,283
Fidelity Series Commodity Strategy Fund (b)	4,629,873	23,658,649
Fidelity Series Large Cap Stock Fund (b)	8,231,334	156,477,660
Fidelity Series Large Cap Value Index Fund (b)	1,101,852	16,924,449
Fidelity Series Opportunistic Insights Fund (b)	5,027,423	91,901,300
Fidelity Series Small Cap Opportunities Fund (b)	4,091,284	55,723,282
Fidelity Series Stock Selector Large Cap Value Fund (b)	7,370,371	99,868,527
Fidelity Series Value Discovery Fund (b)	6,357,976	101,727,609
TOTAL DOMESTIC EQUITY FUNDS
(Cost $642,362,275)		801,698,709

International Equity Funds - 41.8%
Fidelity Series Canada Fund (b)	3,334,764	51,755,541
Fidelity Series Emerging Markets Fund (b)	2,350,326	21,811,030
Fidelity Series Emerging Markets Opportunities Fund (b)	10,970,096	201,849,774
Fidelity Series International Growth Fund (b)	7,136,432	118,322,049
Fidelity Series International Small Cap Fund (b)	1,805,679	32,411,933
Fidelity Series International Value Fund (b)	10,833,194	119,490,130
Fidelity Series Overseas Fund (b)	9,426,909	118,967,596
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $573,922,640)		664,608,053

Bond Funds - 7.7%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	165,755	1,591,252
Fidelity Series Emerging Markets Debt Fund (b)	941,461	7,767,052
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	292,196	2,632,684
Fidelity Series Floating Rate High Income Fund (b)	173,123	1,590,996
Fidelity Series High Income Fund (b)	1,059,466	9,630,545
Fidelity Series International Credit Fund (b)	62,731	580,890
Fidelity Series Investment Grade Bond Fund (b)	767,318	8,371,442
Fidelity Series Long-Term Treasury Bond Index Fund (b)	11,149,790	84,961,397
Fidelity Series Real Estate Income Fund (b)	499,778	5,677,483
TOTAL BOND FUNDS
(Cost $132,033,804)		122,803,741

Short-Term Funds - 0.1%
Fidelity Cash Central Fund 0.31% (c)
(Cost $1,098,518)	1,098,299	1,098,518
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,350,087,167)		1,590,878,967
NET OTHER ASSETS (LIABILITIES) - 0.0%		(321,106)
NET ASSETS - 100%		$1,590,557,861

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	38	June 2022	$4,074,360	$178,527	$178,527
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	120	June 2022	6,753,000	158,092	158,092

TOTAL PURCHASED					336,619

Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	35	June 2022	7,928,813	(228,775)	(228,775)
TOTAL FUTURES CONTRACTS					$107,844

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $657,946.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$623,919	$5,651,309	$5,176,709	$481	$--	$(1)	$1,098,518	0.0%
Total	$623,919	$5,651,309	$5,176,709	$481	$--	$(1)	$1,098,518

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$97,980,503	$38,406,633	$31,262,336	$18,110,460	$1,539,951	$(7,231,537)	$99,433,214
Fidelity Advisor Series Growth Opportunities Fund	68,135,430	39,231,247	19,703,025	16,656,774	(350,712)	(19,112,316)	68,200,624
Fidelity Advisor Series Small Cap Fund	44,331,868	16,777,074	9,463,815	8,469,402	880,300	(7,393,315)	45,132,112
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	--	7,460,230	7,430,453	23,459	(26,285)	--	--
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	14,805,540	12,658,937	73,874	(507,304)	(48,047)	1,591,252
Fidelity Series All-Sector Equity Fund	41,894,296	13,240,192	9,264,743	8,582,967	352,330	(3,570,792)	42,651,283
Fidelity Series Canada Fund	37,642,902	13,131,912	7,647,075	1,054,561	131,573	8,496,229	51,755,541
Fidelity Series Commodity Strategy Fund	42,965,340	18,503,107	39,291,820	14,132,993	(2,083,285)	3,565,307	23,658,649
Fidelity Series Emerging Markets Debt Fund	8,391,006	1,781,688	1,602,784	402,399	(110,715)	(692,143)	7,767,052
Fidelity Series Emerging Markets Debt Local Currency Fund	2,723,703	675,391	459,634	114,824	(34,901)	(271,875)	2,632,684
Fidelity Series Emerging Markets Fund	24,628,787	6,374,445	3,874,066	794,427	(33,004)	(5,285,132)	21,811,030
Fidelity Series Emerging Markets Opportunities Fund	222,376,425	82,930,033	34,346,139	25,090,103	(902,482)	(68,208,063)	201,849,774
Fidelity Series Floating Rate High Income Fund	1,616,934	272,844	299,297	71,658	(16,513)	17,028	1,590,996
Fidelity Series Government Money Market Fund 0.31%	10,266,165	743,007	11,009,172	2,305	--	--	--
Fidelity Series High Income Fund	9,633,461	2,343,866	2,038,436	546,332	(10,639)	(297,707)	9,630,545
Fidelity Series Inflation-Protected Bond Index Fund	30,859,443	3,781,237	35,895,961	323,911	2,840,377	(1,585,096)	--
Fidelity Series International Credit Fund	606,296	19,565	--	19,566	--	(44,971)	580,890
Fidelity Series International Growth Fund	105,482,126	35,207,234	11,768,863	9,917,226	(134,603)	(10,463,845)	118,322,049
Fidelity Series International Small Cap Fund	33,111,302	8,208,044	3,969,653	4,506,142	(21,617)	(4,916,143)	32,411,933
Fidelity Series International Value Fund	105,445,725	37,789,724	25,659,066	6,226,760	179,508	1,734,239	119,490,130
Fidelity Series Investment Grade Bond Fund	692,033	13,481,997	5,682,932	33,970	(111,781)	(7,875)	8,371,442
Fidelity Series Large Cap Stock Fund	153,023,759	33,318,119	34,593,915	14,891,671	542,466	4,187,231	156,477,660
Fidelity Series Large Cap Value Index Fund	16,515,626	3,610,238	3,985,592	1,170,169	114,844	669,333	16,924,449
Fidelity Series Long-Term Treasury Bond Index Fund	42,343,056	57,140,226	10,806,903	1,328,262	(1,360,115)	(2,354,867)	84,961,397
Fidelity Series Opportunistic Insights Fund	90,844,117	37,177,185	27,795,860	17,726,543	1,530,879	(9,855,021)	91,901,300
Fidelity Series Overseas Fund	105,656,698	27,713,349	13,612,555	3,668,564	55,055	(844,951)	118,967,596
Fidelity Series Real Estate Income Fund	5,917,342	734,931	1,147,172	244,338	6,406	165,976	5,677,483
Fidelity Series Short-Term Credit Fund	2,162,490	67,746	2,230,420	10,491	50,020	(49,836)	--
Fidelity Series Small Cap Opportunities Fund	54,718,283	25,551,987	11,136,945	14,833,931	(255,591)	(13,154,452)	55,723,282
Fidelity Series Stock Selector Large Cap Value Fund	96,913,735	32,146,761	24,372,870	18,276,199	209,386	(5,028,485)	99,868,527
Fidelity Series Value Discovery Fund	99,208,213	27,001,588	25,220,993	12,150,598	435,195	303,606	101,727,609
	$1,556,087,064	$599,627,140	$428,231,432	$199,454,879	$2,908,743	$(141,277,520)	$1,589,110,503

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$669,946	$--	$669,946	$--
Domestic Equity Funds	801,698,709	801,698,709	--	--
International Equity Funds	664,608,053	664,608,053	--	--
Bond Funds	122,803,741	122,803,741	--	--
Short-Term Funds	1,098,518	1,098,518	--	--
Total Investments in Securities:	$1,590,878,967	$1,590,209,021	$669,946	$--
Derivative Instruments:
Assets
Futures Contracts	$336,619	$336,619	$--	$--
Total Assets	$336,619	$336,619	$--	$--
Liabilities
Futures Contracts	$(228,775)	$(228,775)	$--	$--
Total Liabilities	$(228,775)	$(228,775)	$--	$--
Total Derivative Instruments:	$107,844	$107,844	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$336,619	$(228,775)
Total Equity Risk	336,619	(228,775)
Total Value of Derivatives	$336,619	$(228,775)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $669,930)	$669,946
Fidelity Central Funds (cost $1,098,518)	1,098,518
Other affiliated issuers (cost $1,348,318,719)	1,589,110,503
Total Investment in Securities (cost $1,350,087,167)		$1,590,878,967
Receivable for investments sold		24,148,253
Receivable for fund shares sold		1,991,822
Distributions receivable from Fidelity Central Funds		167
Total assets		1,617,019,209
Liabilities
Payable for investments purchased	$23,850,600
Payable for fund shares redeemed	1,399,917
Accrued management fee	929,922
Distribution and service plan fees payable	208,137
Payable for daily variation margin on futures contracts	72,772
Total liabilities		26,461,348
Net Assets		$1,590,557,861
Net Assets consist of:
Paid in capital		$1,251,762,642
Total accumulated earnings (loss)		338,795,219
Net Assets		$1,590,557,861
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($500,298,107 ÷ 38,722,920 shares)(a)		$12.92
Maximum offering price per share (100/94.25 of $12.92)		$13.71
Class M:
Net Asset Value and redemption price per share ($201,272,296 ÷ 15,733,123 shares)(a)		$12.79
Maximum offering price per share (100/96.50 of $12.79)		$13.25
Class C:
Net Asset Value and offering price per share ($29,875,498 ÷ 2,385,940 shares)(a)		$12.52
Class I:
Net Asset Value, offering price and redemption price per share ($662,945,086 ÷ 50,793,706 shares)		$13.05
Class Z:
Net Asset Value, offering price and redemption price per share ($49,713,179 ÷ 3,841,819 shares)		$12.94
Class Z6:
Net Asset Value, offering price and redemption price per share ($146,453,695 ÷ 11,238,862 shares)		$13.03

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$46,833,603
Interest		335
Income from Fidelity Central Funds		481
Total income		46,834,419
Expenses
Management fee	$12,019,900
Distribution and service plan fees	2,710,449
Independent trustees' fees and expenses	4,971
Total expenses before reductions	14,735,320
Expense reductions	(8)
Total expenses after reductions		14,735,312
Net investment income (loss)		32,099,107
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	689
Affiliated issuers	2,908,743
Futures contracts	(136,186)
Capital gain distributions from underlying funds:
Affiliated issuers	152,621,276
Total net realized gain (loss)		155,394,522
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	13
Fidelity Central Funds	(1)
Other affiliated issuers	(141,277,520)
Futures contracts	107,844
Total change in net unrealized appreciation (depreciation)		(141,169,664)
Net gain (loss)		14,224,858
Net increase (decrease) in net assets resulting from operations		$46,323,965

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,099,107	$9,377,690
Net realized gain (loss)	155,394,522	89,564,769
Change in net unrealized appreciation (depreciation)	(141,169,664)	458,344,758
Net increase (decrease) in net assets resulting from operations	46,323,965	557,287,217
Distributions to shareholders	(151,405,562)	(74,293,041)
Share transactions - net increase (decrease)	139,447,539	68,265,186
Total increase (decrease) in net assets	34,365,942	551,259,362
Net Assets
Beginning of period	1,556,191,919	1,004,932,557
End of period	$1,590,557,861	$1,556,191,919

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2050 Fund Class A

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$13.78	$9.43	$11.31	$12.17	$11.20
Income from Investment Operations
Net investment income (loss)A,B	.25	.07	.13	.16	.09
Net realized and unrealized gain (loss)	.18	4.96	(1.21)	.13	1.40
Total from investment operations	.43	5.03	(1.08)	.29	1.49
Distributions from net investment income	(.27)	(.10)	(.14)	(.18)	(.12)
Distributions from net realized gain	(1.02)	(.58)	(.66)	(.97)	(.40)
Total distributions	(1.29)	(.68)	(.80)	(1.15)	(.52)
Net asset value, end of period	$12.92	$13.78	$9.43	$11.31	$12.17
Total ReturnC,D	2.76%	55.26%	(10.58)%	3.08%	13.42%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	1.00%	1.00%	1.00%	.99%G	.88%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	.99%G	.88%
Expenses net of all reductions	1.00%	1.00%	1.00%	.99%G	.88%
Net investment income (loss)	1.83%	.62%	1.20%	1.38%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$500,298	$516,427	$358,407	$417,583	$418,313
Portfolio turnover rateH	26%	24%	32%	23%	20%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class M

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$13.66	$9.36	$11.24	$12.11	$11.15
Income from Investment Operations
Net investment income (loss)A,B	.22	.04	.11	.13	.06
Net realized and unrealized gain (loss)	.18	4.92	(1.22)	.13	1.39
Total from investment operations	.40	4.96	(1.11)	.26	1.45
Distributions from net investment income	(.24)	(.08)	(.11)	(.16)	(.10)
Distributions from net realized gain	(1.02)	(.58)	(.65)	(.97)	(.40)
Total distributions	(1.27)C	(.66)	(.77)C	(1.13)	(.49)C
Net asset value, end of period	$12.79	$13.66	$9.36	$11.24	$12.11
Total ReturnD,E	2.51%	54.91%	(10.88)%	2.83%	13.16%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.25%	1.25%	1.25%	1.25%	1.13%
Expenses net of fee waivers, if any	1.25%	1.25%	1.25%	1.25%	1.13%
Expenses net of all reductions	1.25%	1.25%	1.25%	1.25%	1.13%
Net investment income (loss)	1.58%	.37%	.95%	1.13%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$201,272	$205,281	$143,526	$172,974	$166,634
Portfolio turnover rateH	26%	24%	32%	23%	20%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class C

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$13.41	$9.22	$11.10	$11.98	$11.05
Income from Investment Operations
Net investment income (loss)A,B	.15	(.01)	.05	.07	–C
Net realized and unrealized gain (loss)	.17	4.82	(1.20)	.14	1.38
Total from investment operations	.32	4.81	(1.15)	.21	1.38
Distributions from net investment income	(.19)	(.04)	(.07)	(.11)	(.06)
Distributions from net realized gain	(1.02)	(.58)	(.65)	(.97)	(.39)
Total distributions	(1.21)	(.62)	(.73)D	(1.09)D	(.45)
Net asset value, end of period	$12.52	$13.41	$9.22	$11.10	$11.98
Total ReturnE,F	2.01%	54.09%	(11.32)%	2.34%	12.59%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.75%	1.75%	1.75%	1.74%I	1.63%
Expenses net of fee waivers, if any	1.75%	1.75%	1.75%	1.74%I	1.63%
Expenses net of all reductions	1.75%	1.75%	1.75%	1.74%I	1.63%
Net investment income (loss)	1.08%	(.13)%	.45%	.63%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$29,875	$33,105	$21,457	$26,139	$32,763
Portfolio turnover rateJ	26%	24%	32%	23%	20%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class I

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$13.90	$9.50	$11.39	$12.25	$11.27
Income from Investment Operations
Net investment income (loss)A,B	.29	.11	.16	.19	.12
Net realized and unrealized gain (loss)	.18	4.99	(1.22)	.12	1.41
Total from investment operations	.47	5.10	(1.06)	.31	1.53
Distributions from net investment income	(.30)	(.12)	(.16)	(.20)	(.14)
Distributions from net realized gain	(1.02)	(.58)	(.67)	(.97)	(.41)
Total distributions	(1.32)	(.70)	(.83)	(1.17)	(.55)
Net asset value, end of period	$13.05	$13.90	$9.50	$11.39	$12.25
Total ReturnC	3.01%	55.65%	(10.37)%	3.30%	13.74%
Ratios to Average Net AssetsB,D,E
Expenses before reductions	.75%	.75%	.75%	.75%	.64%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.64%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.64%
Net investment income (loss)	2.08%	.87%	1.45%	1.63%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$662,945	$675,617	$436,294	$488,167	$466,677
Portfolio turnover rateF	26%	24%	32%	23%	20%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class Z

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$13.80	$9.43	$11.34	$12.34
Income from Investment Operations
Net investment income (loss)B,C	.30	.12	.17	.28
Net realized and unrealized gain (loss)	.18	4.97	(1.22)	(.54)
Total from investment operations	.48	5.09	(1.05)	(.26)
Distributions from net investment income	(.32)	(.14)	(.18)	(.25)
Distributions from net realized gain	(1.02)	(.58)	(.68)	(.49)
Total distributions	(1.34)	(.72)	(.86)	(.74)
Net asset value, end of period	$12.94	$13.80	$9.43	$11.34
Total ReturnD,E	3.10%	55.96%	(10.33)%	(1.34)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.64%	.64%	.65%H	.65%H,I
Expenses net of fee waivers, if any	.64%	.64%	.65%H	.65%H,I
Expenses net of all reductions	.64%	.64%	.65%H	.65%H,I
Net investment income (loss)	2.18%	.98%	1.55%	5.18%I
Supplemental Data
Net assets, end of period (000 omitted)	$49,713	$26,670	$11,414	$650
Portfolio turnover rateJ	26%	24%	32%	23%

 A For the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class Z6

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.87	$9.48	$11.37	$12.24	$11.59
Income from Investment Operations
Net investment income (loss)B,C	.33	.14	.19	.22	.23
Net realized and unrealized gain (loss)	.18	4.98	(1.22)	.12	.83
Total from investment operations	.51	5.12	(1.03)	.34	1.06
Distributions from net investment income	(.33)	(.15)	(.18)	(.24)	(.17)
Distributions from net realized gain	(1.02)	(.58)	(.68)	(.97)	(.24)
Total distributions	(1.35)	(.73)	(.86)	(1.21)	(.41)
Net asset value, end of period	$13.03	$13.87	$9.48	$11.37	$12.24
Total ReturnD,E	3.30%	56.00%	(10.14)%	3.55%	9.15%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.49%	.49%	.49%	.50%H	.51%H,I
Expenses net of fee waivers, if any	.49%	.49%	.49%	.50%H	.51%H,I
Expenses net of all reductions	.49%	.49%	.49%	.50%H	.51%H,I
Net investment income (loss)	2.33%	1.13%	1.70%	1.88%	2.27%I
Supplemental Data
Net assets, end of period (000 omitted)	$146,454	$99,092	$33,835	$21,893	$5,410
Portfolio turnover rateJ	26%	24%	32%	23%	20%

 A For the period June 6, 2017 (commencement of sale of shares) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	12.7
Fidelity Series Large Cap Stock Fund	9.8
Fidelity Series International Value Fund	7.5
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Advisor Series Equity Growth Fund	6.2
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
74.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.4%
International Equity Funds	41.8%
Bond Funds	7.7%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2055 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.33% 4/14/22 to 5/19/22 (a)
(Cost $409,952)	410,000	409,963
	Shares	Value

Domestic Equity Funds - 50.4%
Fidelity Advisor Series Equity Growth Fund (b)	3,986,077	$61,505,171
Fidelity Advisor Series Growth Opportunities Fund (b)	3,449,393	42,186,078
Fidelity Advisor Series Small Cap Fund (b)	2,149,092	27,916,699
Fidelity Series All-Sector Equity Fund (b)	2,447,339	26,382,318
Fidelity Series Commodity Strategy Fund (b)	2,866,198	14,646,270
Fidelity Series Large Cap Stock Fund (b)	5,091,567	96,790,688
Fidelity Series Large Cap Value Index Fund (b)	681,562	10,468,796
Fidelity Series Opportunistic Insights Fund (b)	3,109,759	56,846,393
Fidelity Series Small Cap Opportunities Fund (b)	2,530,696	34,468,083
Fidelity Series Stock Selector Large Cap Value Fund (b)	4,559,008	61,774,562
Fidelity Series Value Discovery Fund (b)	3,932,785	62,924,568
TOTAL DOMESTIC EQUITY FUNDS
(Cost $425,901,473)		495,909,626

International Equity Funds - 41.8%
Fidelity Series Canada Fund (b)	2,063,075	32,018,929
Fidelity Series Emerging Markets Fund (b)	1,454,811	13,500,650
Fidelity Series Emerging Markets Opportunities Fund (b)	6,786,127	124,864,746
Fidelity Series International Growth Fund (b)	4,414,592	73,193,940
Fidelity Series International Small Cap Fund (b)	1,116,908	20,048,506
Fidelity Series International Value Fund (b)	6,701,400	73,916,440
Fidelity Series Overseas Fund (b)	5,831,470	73,593,153
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $370,521,861)		411,136,364

Bond Funds - 7.7%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	102,524	984,233
Fidelity Series Emerging Markets Debt Fund (b)	582,643	4,806,803
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	180,787	1,628,892
Fidelity Series Floating Rate High Income Fund (b)	107,096	984,212
Fidelity Series High Income Fund (b)	655,330	5,956,946
Fidelity Series International Credit Fund (b)	28,651	265,307
Fidelity Series Investment Grade Bond Fund (b)	476,425	5,197,797
Fidelity Series Long-Term Treasury Bond Index Fund (b)	6,899,308	52,572,727
Fidelity Series Real Estate Income Fund (b)	309,311	3,513,777
TOTAL BOND FUNDS
(Cost $81,285,399)		75,910,694

Short-Term Funds - 0.1%
Fidelity Cash Central Fund 0.31% (c)
(Cost $681,178)	681,042	681,178
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $878,799,863)		984,047,825
NET OTHER ASSETS (LIABILITIES) - 0.0%		(187,695)
NET ASSETS - 100%		$983,860,130

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	23	June 2022	$2,466,060	$108,380	$108,380
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	74	June 2022	4,164,350	92,877	92,877

TOTAL PURCHASED					201,257

Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	22	June 2022	4,983,825	(146,132)	(146,132)
TOTAL FUTURES CONTRACTS					$55,125

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $396,963.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$373,576	$2,855,094	$2,547,492	$301	$--	$--	$681,178	0.0%
Total	$373,576	$2,855,094	$2,547,492	$301	$--	$--	$681,178

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$59,337,947	$26,154,988	$20,382,809	$11,142,817	$752,943	$(4,357,898)	$61,505,171
Fidelity Advisor Series Growth Opportunities Fund	41,263,651	25,918,602	12,971,762	10,248,733	(394,626)	(11,629,787)	42,186,078
Fidelity Advisor Series Small Cap Fund	26,847,743	11,414,787	6,308,710	5,210,925	305,032	(4,342,153)	27,916,699
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	--	4,616,330	4,598,071	14,433	(16,109)	--	--
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	9,257,339	7,930,773	45,620	(312,601)	(29,732)	984,233
Fidelity Series All-Sector Equity Fund	25,371,555	9,251,424	6,230,241	5,276,029	(15,285)	(1,995,135)	26,382,318
Fidelity Series Canada Fund	22,796,894	8,972,604	5,033,297	648,023	66,901	5,215,827	32,018,929
Fidelity Series Commodity Strategy Fund	26,031,766	12,025,858	24,366,608	8,592,212	(1,123,658)	2,078,912	14,646,270
Fidelity Series Emerging Markets Debt Fund	5,087,406	1,303,754	1,089,941	246,190	(55,317)	(439,099)	4,806,803
Fidelity Series Emerging Markets Debt Local Currency Fund	1,655,249	470,481	308,336	70,543	(22,662)	(165,840)	1,628,892
Fidelity Series Emerging Markets Fund	14,921,246	4,500,320	2,661,739	488,232	(41,966)	(3,217,211)	13,500,650
Fidelity Series Emerging Markets Opportunities Fund	134,679,611	56,095,886	23,513,567	15,413,737	(874,902)	(41,522,282)	124,864,746
Fidelity Series Floating Rate High Income Fund	979,966	209,881	205,892	44,037	(1,268)	1,525	984,212
Fidelity Series Government Money Market Fund 0.31%	6,217,291	516,143	6,733,434	1,403	--	--	--
Fidelity Series High Income Fund	5,845,628	1,685,733	1,384,112	334,530	(18,503)	(171,800)	5,956,946
Fidelity Series Inflation-Protected Bond Index Fund	18,697,228	2,582,344	22,040,694	199,612	1,693,125	(932,003)	--
Fidelity Series International Credit Fund	276,910	8,937	--	8,936	--	(20,540)	265,307
Fidelity Series International Growth Fund	63,880,580	24,216,100	8,295,493	6,092,260	(201,507)	(6,405,740)	73,193,940
Fidelity Series International Small Cap Fund	20,058,027	5,918,016	2,859,899	2,768,250	(55,532)	(3,012,106)	20,048,506
Fidelity Series International Value Fund	63,863,976	25,559,108	16,667,174	3,825,131	77,622	1,082,908	73,916,440
Fidelity Series Investment Grade Bond Fund	419,443	8,369,746	3,517,616	20,983	(68,743)	(5,033)	5,197,797
Fidelity Series Large Cap Stock Fund	92,672,429	23,586,429	22,355,588	9,098,499	285,140	2,602,278	96,790,688
Fidelity Series Large Cap Value Index Fund	10,002,007	2,586,422	2,595,465	718,989	20,005	455,827	10,468,796
Fidelity Series Long-Term Treasury Bond Index Fund	25,654,695	36,549,659	7,309,458	813,431	(964,388)	(1,357,781)	52,572,727
Fidelity Series Opportunistic Insights Fund	55,016,037	25,247,698	18,203,903	10,892,030	947,875	(6,161,314)	56,846,393
Fidelity Series Overseas Fund	63,986,193	19,650,305	9,465,178	2,253,648	(43,675)	(534,492)	73,593,153
Fidelity Series Real Estate Income Fund	3,583,583	605,607	779,386	149,382	4,172	99,801	3,513,777
Fidelity Series Short-Term Credit Fund	1,309,621	53,366	1,363,089	6,381	32,302	(32,200)	--
Fidelity Series Small Cap Opportunities Fund	33,137,849	16,864,402	7,364,315	9,023,380	(228,483)	(7,941,370)	34,468,083
Fidelity Series Stock Selector Large Cap Value Fund	58,691,736	21,691,555	15,602,073	11,233,882	(94,857)	(2,911,799)	61,774,562
Fidelity Series Value Discovery Fund	60,081,315	18,586,148	16,153,658	7,469,292	153,409	257,354	62,924,568
	$942,367,582	$404,469,972	$278,292,281	$122,351,550	$(195,556)	$(85,390,883)	$982,956,684

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$409,963	$--	$409,963	$--
Domestic Equity Funds	495,909,626	495,909,626	--	--
International Equity Funds	411,136,364	411,136,364	--	--
Bond Funds	75,910,694	75,910,694	--	--
Short-Term Funds	681,178	681,178	--	--
Total Investments in Securities:	$984,047,825	$983,637,862	$409,963	$--
Derivative Instruments:
Assets
Futures Contracts	$201,257	$201,257	$--	$--
Total Assets	$201,257	$201,257	$--	$--
Liabilities
Futures Contracts	$(146,132)	$(146,132)	$--	$--
Total Liabilities	$(146,132)	$(146,132)	$--	$--
Total Derivative Instruments:	$55,125	$55,125	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$201,257	$(146,132)
Total Equity Risk	201,257	(146,132)
Total Value of Derivatives	$201,257	$(146,132)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $409,952)	$409,963
Fidelity Central Funds (cost $681,178)	681,178
Other affiliated issuers (cost $877,708,733)	982,956,684
Total Investment in Securities (cost $878,799,863)		$984,047,825
Receivable for investments sold		14,683,950
Receivable for fund shares sold		1,700,784
Distributions receivable from Fidelity Central Funds		103
Total assets		1,000,432,662
Liabilities
Payable for investments purchased	$14,932,218
Payable for fund shares redeemed	905,693
Accrued management fee	571,058
Distribution and service plan fees payable	118,890
Payable for daily variation margin on futures contracts	44,673
Total liabilities		16,572,532
Net Assets		$983,860,130
Net Assets consist of:
Paid in capital		$821,080,269
Total accumulated earnings (loss)		162,779,861
Net Assets		$983,860,130
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($286,777,554 ÷ 19,752,216 shares)(a)		$14.52
Maximum offering price per share (100/94.25 of $14.52)		$15.41
Class M:
Net Asset Value and redemption price per share ($117,059,472 ÷ 8,142,591 shares)(a)		$14.38
Maximum offering price per share (100/96.50 of $14.38)		$14.90
Class C:
Net Asset Value and offering price per share ($15,942,089 ÷ 1,122,836 shares)(a)		$14.20
Class I:
Net Asset Value, offering price and redemption price per share ($428,209,401 ÷ 29,299,997 shares)		$14.61
Class Z:
Net Asset Value, offering price and redemption price per share ($31,711,821 ÷ 2,190,820 shares)		$14.47
Class Z6:
Net Asset Value, offering price and redemption price per share ($104,159,793 ÷ 7,136,567 shares)		$14.60

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$28,667,529
Interest		208
Income from Fidelity Central Funds		301
Total income		28,668,038
Expenses
Management fee	$7,338,003
Distribution and service plan fees	1,533,776
Independent trustees' fees and expenses	3,030
Total expenses before reductions	8,874,809
Expense reductions	(6)
Total expenses after reductions		8,874,803
Net investment income (loss)		19,793,235
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	358
Affiliated issuers	(195,556)
Futures contracts	(70,515)
Capital gain distributions from underlying funds:
Affiliated issuers	93,684,021
Total net realized gain (loss)		93,418,308
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	10
Affiliated issuers	(85,390,883)
Futures contracts	55,125
Total change in net unrealized appreciation (depreciation)		(85,335,748)
Net gain (loss)		8,082,560
Net increase (decrease) in net assets resulting from operations		$27,875,795

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,793,235	$5,785,872
Net realized gain (loss)	93,418,308	50,341,727
Change in net unrealized appreciation (depreciation)	(85,335,748)	274,937,564
Net increase (decrease) in net assets resulting from operations	27,875,795	331,065,163
Distributions to shareholders	(90,652,588)	(41,079,048)
Share transactions - net increase (decrease)	104,182,922	68,800,212
Total increase (decrease) in net assets	41,406,129	358,786,327
Net Assets
Beginning of period	942,454,001	583,667,674
End of period	$983,860,130	$942,454,001

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2055 Fund Class A

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$15.45	$10.53	$12.58	$13.37	$12.19
Income from Investment Operations
Net investment income (loss)A,B	.29	.08	.15	.18	.11
Net realized and unrealized gain (loss)	.19	5.55	(1.36)	.15	1.51
Total from investment operations	.48	5.63	(1.21)	.33	1.62
Distributions from net investment income	(.30)	(.11)	(.15)	(.19)	(.13)
Distributions from net realized gain	(1.12)	(.59)	(.69)	(.93)	(.32)
Total distributions	(1.41)C	(.71)C	(.84)	(1.12)	(.44)C
Net asset value, end of period	$14.52	$15.45	$10.53	$12.58	$13.37
Total ReturnD,E	2.75%	55.31%	(10.57)%	3.08%	13.40%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.00%	1.00%	1.00%	.99%H	.88%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	.99%H	.88%
Expenses net of all reductions	1.00%	1.00%	1.00%	.99%H	.88%
Net investment income (loss)	1.83%	.63%	1.23%	1.41%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$286,778	$299,927	$196,016	$212,428	$209,824
Portfolio turnover rateI	28%	23%	35%	27%	18%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class M

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$15.32	$10.46	$12.51	$13.31	$12.14
Income from Investment Operations
Net investment income (loss)A,B	.24	.05	.12	.15	.07
Net realized and unrealized gain (loss)	.20	5.50	(1.36)	.15	1.52
Total from investment operations	.44	5.55	(1.24)	.30	1.59
Distributions from net investment income	(.27)	(.09)	(.13)	(.18)	(.11)
Distributions from net realized gain	(1.12)	(.59)	(.68)	(.93)	(.31)
Total distributions	(1.38)C	(.69)C	(.81)	(1.10)C	(.42)
Net asset value, end of period	$14.38	$15.32	$10.46	$12.51	$13.31
Total ReturnD,E	2.52%	54.88%	(10.83)%	2.86%	13.15%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.25%	1.25%	1.25%	1.25%	1.14%
Expenses net of fee waivers, if any	1.25%	1.25%	1.25%	1.25%	1.14%
Expenses net of all reductions	1.25%	1.25%	1.25%	1.25%	1.14%
Net investment income (loss)	1.58%	.38%	.98%	1.16%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$117,059	$115,869	$74,904	$83,858	$73,101
Portfolio turnover rateH	28%	23%	35%	27%	18%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class C

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$15.16	$10.38	$12.44	$13.26	$12.11
Income from Investment Operations
Net investment income (loss)A,B	.17	(.02)	.06	.08	.01
Net realized and unrealized gain (loss)	.19	5.44	(1.36)	.16	1.51
Total from investment operations	.36	5.42	(1.30)	.24	1.52
Distributions from net investment income	(.21)	(.05)	(.09)	(.13)	(.06)
Distributions from net realized gain	(1.12)	(.59)	(.68)	(.93)	(.31)
Total distributions	(1.32)C	(.64)	(.76)C	(1.06)	(.37)
Net asset value, end of period	$14.20	$15.16	$10.38	$12.44	$13.26
Total ReturnD,E	2.03%	54.07%	(11.29)%	2.32%	12.62%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.75%	1.75%	1.75%	1.74%H	1.64%
Expenses net of fee waivers, if any	1.75%	1.75%	1.75%	1.74%H	1.64%
Expenses net of all reductions	1.75%	1.75%	1.75%	1.74%H	1.64%
Net investment income (loss)	1.08%	(.12)%	.48%	.66%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$15,942	$16,677	$9,928	$10,991	$10,685
Portfolio turnover rateI	28%	23%	35%	27%	18%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class I

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$15.53	$10.57	$12.64	$13.43	$12.24
Income from Investment Operations
Net investment income (loss)A,B	.33	.12	.19	.21	.14
Net realized and unrealized gain (loss)	.19	5.57	(1.39)	.15	1.53
Total from investment operations	.52	5.69	(1.20)	.36	1.67
Distributions from net investment income	(.33)	(.14)	(.18)	(.22)	(.16)
Distributions from net realized gain	(1.12)	(.59)	(.70)	(.93)	(.32)
Total distributions	(1.44)C	(.73)	(.87)C	(1.15)	(.48)
Net asset value, end of period	$14.61	$15.53	$10.57	$12.64	$13.43
Total ReturnD	3.00%	55.72%	(10.45)%	3.34%	13.74%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.75%	.75%	.75%	.75%	.64%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.64%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.64%
Net investment income (loss)	2.08%	.88%	1.48%	1.66%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$428,209	$432,057	$273,147	$308,366	$249,432
Portfolio turnover rateG	28%	23%	35%	27%	18%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class Z

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$15.40	$10.50	$12.58	$13.57
Income from Investment Operations
Net investment income (loss)B,C	.34	.13	.20	.38
Net realized and unrealized gain (loss)	.20	5.53	(1.36)	(.65)
Total from investment operations	.54	5.66	(1.16)	(.27)
Distributions from net investment income	(.35)	(.17)	(.20)	(.28)
Distributions from net realized gain	(1.12)	(.59)	(.71)	(.43)
Total distributions	(1.47)	(.76)	(.92)D	(.72)D
Net asset value, end of period	$14.47	$15.40	$10.50	$12.58
Total ReturnE,F	3.10%	55.82%	(10.28)%	(1.35)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.64%	.64%	.65%I	.65%I,J
Expenses net of fee waivers, if any	.64%	.64%	.65%I	.65%I,J
Expenses net of all reductions	.64%	.64%	.65%I	.65%I,J
Net investment income (loss)	2.19%	.99%	1.58%	6.29%J
Supplemental Data
Net assets, end of period (000 omitted)	$31,712	$16,623	$5,767	$428
Portfolio turnover rateK	28%	23%	35%	27%

 A For the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class Z6

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.51	$10.55	$12.62	$13.42	$12.63
Income from Investment Operations
Net investment income (loss)B,C	.36	.15	.22	.24	.47
Net realized and unrealized gain (loss)	.21	5.57	(1.38)	.15	.69
Total from investment operations	.57	5.72	(1.16)	.39	1.16
Distributions from net investment income	(.36)	(.17)	(.21)	(.26)	(.19)
Distributions from net realized gain	(1.12)	(.59)	(.71)	(.93)	(.18)
Total distributions	(1.48)	(.76)	(.91)D	(1.19)	(.37)
Net asset value, end of period	$14.60	$15.51	$10.55	$12.62	$13.42
Total ReturnE,F	3.30%	56.14%	(10.22)%	3.59%	9.16%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.49%	.49%	.49%	.50%I	.50%I,J
Expenses net of fee waivers, if any	.49%	.49%	.49%	.50%I	.50%I,J
Expenses net of all reductions	.49%	.49%	.49%	.50%I	.50%I,J
Net investment income (loss)	2.34%	1.14%	1.73%	1.91%	4.26%J
Supplemental Data
Net assets, end of period (000 omitted)	$104,160	$61,302	$23,906	$12,968	$3,116
Portfolio turnover rateK	28%	23%	35%	27%	18%

 A For the period June 6, 2017 (commencement of sale of shares) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	12.7
Fidelity Series Large Cap Stock Fund	9.8
Fidelity Series International Value Fund	7.5
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Advisor Series Equity Growth Fund	6.2
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
74.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.4%
International Equity Funds	41.8%
Bond Funds	7.7%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2060 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.17% 4/14/22 to 4/21/22 (a)
(Cost $169,986)	170,000	169,989
	Shares	Value

Domestic Equity Funds - 50.4%
Fidelity Advisor Series Equity Growth Fund (b)	1,675,920	$25,859,450
Fidelity Advisor Series Growth Opportunities Fund (b)	1,450,271	17,736,820
Fidelity Advisor Series Small Cap Fund (b)	903,571	11,737,384
Fidelity Series All-Sector Equity Fund (b)	1,028,968	11,092,271
Fidelity Series Commodity Strategy Fund (b)	1,206,697	6,166,222
Fidelity Series Large Cap Stock Fund (b)	2,140,713	40,694,947
Fidelity Series Large Cap Value Index Fund (b)	286,561	4,401,581
Fidelity Series Opportunistic Insights Fund (b)	1,307,478	23,900,700
Fidelity Series Small Cap Opportunities Fund (b)	1,064,015	14,491,882
Fidelity Series Stock Selector Large Cap Value Fund (b)	1,916,808	25,972,743
Fidelity Series Value Discovery Fund (b)	1,653,517	26,456,267
TOTAL DOMESTIC EQUITY FUNDS
(Cost $189,817,680)		208,510,267

International Equity Funds - 41.8%
Fidelity Series Canada Fund (b)	867,701	13,466,722
Fidelity Series Emerging Markets Fund (b)	612,663	5,685,511
Fidelity Series Emerging Markets Opportunities Fund (b)	2,853,673	52,507,578
Fidelity Series International Growth Fund (b)	1,856,367	30,778,566
Fidelity Series International Small Cap Fund (b)	469,589	8,429,119
Fidelity Series International Value Fund (b)	2,817,986	31,082,389
Fidelity Series Overseas Fund (b)	2,452,174	30,946,442
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $164,796,102)		172,896,327

Bond Funds - 7.7%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	43,104	413,795
Fidelity Series Emerging Markets Debt Fund (b)	245,204	2,022,929
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	76,016	684,904
Fidelity Series Floating Rate High Income Fund (b)	45,021	413,744
Fidelity Series High Income Fund (b)	275,529	2,504,557
Fidelity Series International Credit Fund (b)	3,813	35,306
Fidelity Series Investment Grade Bond Fund (b)	202,072	2,204,608
Fidelity Series Long-Term Treasury Bond Index Fund (b)	2,903,279	22,122,987
Fidelity Series Real Estate Income Fund (b)	130,130	1,478,278
TOTAL BOND FUNDS
(Cost $34,067,131)		31,881,108

Short-Term Funds - 0.1%
Fidelity Cash Central Fund 0.31% (c)
(Cost $251,164)	251,114	251,164
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $389,102,063)		413,708,855
NET OTHER ASSETS (LIABILITIES) - 0.0%		(41,521)
NET ASSETS - 100%		$413,667,334
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	10	June 2022	$1,072,200	$45,293	$45,294
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	31	June 2022	1,744,525	22,266	22,266

TOTAL PURCHASED					67,560

Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	9	June 2022	2,038,838	(55,224)	(55,224)
TOTAL FUTURES CONTRACTS					$12,336

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $160,990.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$126,187	$910,437	$785,460	$107	$--	$--	$251,164	0.0%
Total	$126,187	$910,437	$785,460	$107	$--	$--	$251,164

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$22,089,691	$13,481,361	$8,036,288	$4,524,316	$15,490	$(1,690,804)	$25,859,450
Fidelity Advisor Series Growth Opportunities Fund	15,361,183	12,466,828	5,084,978	4,159,412	(338,540)	(4,667,673)	17,736,820
Fidelity Advisor Series Small Cap Fund	9,994,581	5,965,578	2,507,265	2,115,812	(98,715)	(1,616,795)	11,737,384
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	--	1,889,757	1,882,402	5,860	(6,483)	--	--
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	3,861,909	3,307,364	18,740	(128,250)	(12,500)	413,795
Fidelity Series All-Sector Equity Fund	9,445,114	5,039,067	2,489,416	2,152,226	(5,321)	(897,173)	11,092,271
Fidelity Series Canada Fund	8,486,679	4,857,363	1,976,908	262,709	10,011	2,089,577	13,466,722
Fidelity Series Commodity Strategy Fund	9,703,345	5,833,897	9,785,015	3,371,270	(367,234)	781,229	6,166,222
Fidelity Series Emerging Markets Debt Fund	1,898,578	782,520	451,809	97,585	(17,525)	(188,835)	2,022,929
Fidelity Series Emerging Markets Debt Local Currency Fund	622,495	266,942	126,636	28,576	(9,671)	(68,226)	684,904
Fidelity Series Emerging Markets Fund	5,561,186	2,485,347	1,037,768	197,977	(31,038)	(1,292,216)	5,685,511
Fidelity Series Emerging Markets Opportunities Fund	50,144,949	28,702,958	9,104,164	6,242,312	(527,036)	(16,709,129)	52,507,578
Fidelity Series Floating Rate High Income Fund	365,913	143,466	95,536	17,708	(562)	463	413,744
Fidelity Series Government Money Market Fund 0.31%	2,314,531	296,257	2,610,788	535	--	--	--
Fidelity Series High Income Fund	2,186,733	985,629	586,250	133,037	(5,646)	(75,909)	2,504,557
Fidelity Series Inflation-Protected Bond Index Fund	6,970,932	1,593,606	8,850,727	81,617	591,248	(305,059)	--
Fidelity Series International Credit Fund	36,850	1,189	--	1,189	--	(2,733)	35,306
Fidelity Series International Growth Fund	23,780,561	13,127,935	3,194,573	2,467,064	(116,765)	(2,818,592)	30,778,566
Fidelity Series International Small Cap Fund	7,473,111	3,446,118	1,154,293	1,121,352	(71,327)	(1,264,490)	8,429,119
Fidelity Series International Value Fund	23,780,441	13,403,169	6,482,748	1,549,003	4,847	376,680	31,082,389
Fidelity Series Investment Grade Bond Fund	156,789	3,525,806	1,447,330	8,648	(27,964)	(2,693)	2,204,608
Fidelity Series Large Cap Stock Fund	34,499,487	13,864,417	8,745,046	3,578,643	(57,844)	1,133,933	40,694,947
Fidelity Series Large Cap Value Index Fund	3,723,505	1,547,498	1,044,304	291,911	(1,860)	176,742	4,401,581
Fidelity Series Long-Term Treasury Bond Index Fund	9,559,622	16,443,514	2,839,071	324,128	(354,227)	(686,851)	22,122,987
Fidelity Series Opportunistic Insights Fund	20,480,805	12,959,872	7,184,924	4,420,889	26,508	(2,381,561)	23,900,700
Fidelity Series Overseas Fund	23,819,753	11,342,061	3,724,445	912,643	(66,945)	(423,982)	30,946,442
Fidelity Series Real Estate Income Fund	1,334,059	425,792	317,688	59,650	(1,129)	37,244	1,478,278
Fidelity Series Short-Term Credit Fund	487,301	41,026	528,351	2,431	11,264	(11,240)	--
Fidelity Series Small Cap Opportunities Fund	12,336,220	8,326,485	2,915,728	3,545,079	(204,941)	(3,050,154)	14,491,882
Fidelity Series Stock Selector Large Cap Value Fund	21,849,485	11,603,100	6,120,317	4,580,812	(169,950)	(1,189,575)	25,972,743
Fidelity Series Value Discovery Fund	22,366,767	10,342,043	6,278,871	3,048,779	(65,617)	91,945	26,456,267
	$350,830,666	$209,052,510	$109,911,003	$49,321,913	$(2,015,222)	$(34,668,377)	$413,287,702

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$169,989	$--	$169,989	$--
Domestic Equity Funds	208,510,267	208,510,267	--	--
International Equity Funds	172,896,327	172,896,327	--	--
Bond Funds	31,881,108	31,881,108	--	--
Short-Term Funds	251,164	251,164	--	--
Total Investments in Securities:	$413,708,855	$413,538,866	$169,989	$--
Derivative Instruments:
Assets
Futures Contracts	$67,560	$67,560	$--	$--
Total Assets	$67,560	$67,560	$--	$--
Liabilities
Futures Contracts	$(55,224)	$(55,224)	$--	$--
Total Liabilities	$(55,224)	$(55,224)	$--	$--
Total Derivative Instruments:	$12,336	$12,336	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$67,560	$(55,224)
Total Equity Risk	67,560	(55,224)
Total Value of Derivatives	$67,560	$(55,224)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $169,986)	$169,989
Fidelity Central Funds (cost $251,164)	251,164
Other affiliated issuers (cost $388,680,913)	413,287,702
Total Investment in Securities (cost $389,102,063)		$413,708,855
Cash		36,542
Receivable for investments sold		6,161,695
Receivable for fund shares sold		1,060,059
Distributions receivable from Fidelity Central Funds		41
Total assets		420,967,192
Liabilities
Payable for investments purchased	$6,250,502
Payable for fund shares redeemed	743,043
Accrued management fee	238,525
Distribution and service plan fees payable	50,408
Payable for daily variation margin on futures contracts	17,380
Total liabilities		7,299,858
Net Assets		$413,667,334
Net Assets consist of:
Paid in capital		$367,252,840
Total accumulated earnings (loss)		46,414,494
Net Assets		$413,667,334
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($119,726,215 ÷ 9,025,815 shares)(a)		$13.26
Maximum offering price per share (100/94.25 of $13.26)		$14.07
Class M:
Net Asset Value and redemption price per share ($48,458,400 ÷ 3,668,756 shares)(a)		$13.21
Maximum offering price per share (100/96.50 of $13.21)		$13.69
Class C:
Net Asset Value and offering price per share ($8,194,775 ÷ 624,005 shares)(a)		$13.13
Class I:
Net Asset Value, offering price and redemption price per share ($177,480,639 ÷ 13,306,269 shares)		$13.34
Class Z:
Net Asset Value, offering price and redemption price per share ($14,295,913 ÷ 1,080,213 shares)		$13.23
Class Z6:
Net Asset Value, offering price and redemption price per share ($45,511,392 ÷ 3,415,696 shares)		$13.32

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$11,474,564
Interest		89
Income from Fidelity Central Funds		107
Total income		11,474,760
Expenses
Management fee	$2,902,228
Distribution and service plan fees	612,089
Independent trustees' fees and expenses	1,177
Total expenses before reductions	3,515,494
Expense reductions	(2)
Total expenses after reductions		3,515,492
Net investment income (loss)		7,959,268
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	50
Affiliated issuers	(2,015,222)
Futures contracts	(51,747)
Capital gain distributions from underlying funds:
Affiliated issuers	37,847,349
Total net realized gain (loss)		35,780,430
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2
Affiliated issuers	(34,668,377)
Futures contracts	12,336
Total change in net unrealized appreciation (depreciation)		(34,656,039)
Net gain (loss)		1,124,391
Net increase (decrease) in net assets resulting from operations		$9,083,659

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,959,268	$2,051,334
Net realized gain (loss)	35,780,430	16,768,754
Change in net unrealized appreciation (depreciation)	(34,656,039)	95,124,069
Net increase (decrease) in net assets resulting from operations	9,083,659	113,944,157
Distributions to shareholders	(33,222,541)	(12,480,436)
Share transactions - net increase (decrease)	86,926,804	62,757,239
Total increase (decrease) in net assets	62,787,922	164,220,960
Net Assets
Beginning of period	350,879,412	186,658,452
End of period	$413,667,334	$350,879,412

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2060 Fund Class A

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$14.01	$9.49	$11.31	$11.86	$10.76
Income from Investment Operations
Net investment income (loss)A,B	.27	.08	.14	.17	.10
Net realized and unrealized gain (loss)	.16	5.01	(1.24)	.13	1.34
Total from investment operations	.43	5.09	(1.10)	.30	1.44
Distributions from net investment income	(.25)C	(.11)	(.14)	(.17)	(.11)
Distributions from net realized gain	(.93)C	(.46)	(.58)	(.68)	(.23)
Total distributions	(1.18)	(.57)	(.72)	(.85)	(.34)
Net asset value, end of period	$13.26	$14.01	$9.49	$11.31	$11.86
Total ReturnD,E	2.74%	55.28%	(10.65)%	3.09%	13.44%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	.91%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	.91%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	.91%
Net investment income (loss)	1.87%	.65%	1.25%	1.48%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$119,726	$113,936	$65,792	$55,732	$37,880
Portfolio turnover rateH	28%	24%	31%	27%	16%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class M

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$13.97	$9.47	$11.29	$11.85	$10.77
Income from Investment Operations
Net investment income (loss)A,B	.23	.05	.11	.14	.07
Net realized and unrealized gain (loss)	.17	5.00	(1.23)	.14	1.33
Total from investment operations	.40	5.05	(1.12)	.28	1.40
Distributions from net investment income	(.23)C	(.09)	(.12)	(.16)	(.10)
Distributions from net realized gain	(.93)C	(.46)	(.58)	(.68)	(.22)
Total distributions	(1.16)	(.55)	(.70)	(.84)	(.32)
Net asset value, end of period	$13.21	$13.97	$9.47	$11.29	$11.85
Total ReturnD,E	2.50%	55.00%	(10.87)%	2.82%	13.04%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.25%	1.25%	1.25%	1.25%	1.16%
Expenses net of fee waivers, if any	1.25%	1.25%	1.25%	1.25%	1.16%
Expenses net of all reductions	1.25%	1.25%	1.25%	1.25%	1.16%
Net investment income (loss)	1.62%	.40%	1.00%	1.23%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$48,458	$41,642	$21,680	$19,070	$12,628
Portfolio turnover rateH	28%	24%	31%	27%	16%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class C

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$13.92	$9.46	$11.29	$11.87	$10.81
Income from Investment Operations
Net investment income (loss)A,B	.16	(.01)	.06	.08	.01
Net realized and unrealized gain (loss)	.16	4.98	(1.24)	.14	1.34
Total from investment operations	.32	4.97	(1.18)	.22	1.35
Distributions from net investment income	(.18)C	(.05)	(.08)	(.12)	(.07)
Distributions from net realized gain	(.93)C	(.46)	(.57)	(.68)	(.22)
Total distributions	(1.11)	(.51)	(.65)	(.80)	(.29)
Net asset value, end of period	$13.13	$13.92	$9.46	$11.29	$11.87
Total ReturnD,E	1.94%	54.14%	(11.27)%	2.33%	12.53%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.75%	1.75%	1.75%	1.75%	1.66%
Expenses net of fee waivers, if any	1.75%	1.75%	1.75%	1.75%	1.66%
Expenses net of all reductions	1.75%	1.75%	1.75%	1.75%	1.66%
Net investment income (loss)	1.12%	(.10)%	.50%	.72%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$8,195	$6,948	$4,022	$3,723	$2,604
Portfolio turnover rateH	28%	24%	31%	27%	16%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class I

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$14.09	$9.54	$11.36	$11.90	$10.80
Income from Investment Operations
Net investment income (loss)A,B	.30	.11	.17	.20	.13
Net realized and unrealized gain (loss)	.17	5.03	(1.24)	.13	1.33
Total from investment operations	.47	5.14	(1.07)	.33	1.46
Distributions from net investment income	(.28)C	(.13)	(.16)	(.20)	(.13)
Distributions from net realized gain	(.94)C	(.47)	(.59)	(.68)	(.23)
Total distributions	(1.22)	(.59)D	(.75)	(.87)D	(.36)
Net asset value, end of period	$13.34	$14.09	$9.54	$11.36	$11.90
Total ReturnE	3.01%	55.62%	(10.38)%	3.38%	13.63%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.75%	.75%	.75%	.75%	.66%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.66%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.66%
Net investment income (loss)	2.12%	.90%	1.50%	1.73%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$177,481	$160,415	$87,182	$68,445	$43,513
Portfolio turnover rateH	28%	24%	31%	27%	16%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class Z

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$14.00	$9.49	$11.32	$12.10
Income from Investment Operations
Net investment income (loss)B,C	.31	.12	.18	.23
Net realized and unrealized gain (loss)	.17	5.02	(1.23)	(.46)
Total from investment operations	.48	5.14	(1.05)	(.23)
Distributions from net investment income	(.31)D	(.16)	(.18)	(.24)
Distributions from net realized gain	(.94)D	(.47)	(.60)	(.31)
Total distributions	(1.25)	(.63)	(.78)	(.55)
Net asset value, end of period	$13.23	$14.00	$9.49	$11.32
Total ReturnE,F	3.06%	55.88%	(10.32)%	(1.34)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.64%	.65%	.65%I	.64%I,J
Expenses net of fee waivers, if any	.64%	.65%	.65%I	.64%I,J
Expenses net of all reductions	.64%	.65%	.65%I	.64%I,J
Net investment income (loss)	2.22%	1.00%	1.60%	4.28%J
Supplemental Data
Net assets, end of period (000 omitted)	$14,296	$5,790	$1,514	$284
Portfolio turnover rateK	28%	24%	31%	27%

 A For the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class Z6

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.08	$9.53	$11.36	$11.90	$11.16
Income from Investment Operations
Net investment income (loss)B,C	.34	.14	.20	.23	.33
Net realized and unrealized gain (loss)	.17	5.04	(1.25)	.13	.69
Total from investment operations	.51	5.18	(1.05)	.36	1.02
Distributions from net investment income	(.32)D	(.15)	(.19)	(.22)	(.16)
Distributions from net realized gain	(.95)D	(.48)	(.60)	(.68)	(.13)
Total distributions	(1.27)	(.63)	(.78)E	(.90)	(.28)E
Net asset value, end of period	$13.32	$14.08	$9.53	$11.36	$11.90
Total ReturnF,G	3.23%	56.12%	(10.24)%	3.63%	9.14%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.49%	.49%	.50%	.50%J	.50%J,K
Expenses net of fee waivers, if any	.49%	.49%	.50%	.50%J	.50%J,K
Expenses net of all reductions	.49%	.49%	.50%	.50%J	.50%J,K
Net investment income (loss)	2.37%	1.15%	1.75%	1.98%	3.41%K
Supplemental Data
Net assets, end of period (000 omitted)	$45,511	$22,148	$6,468	$2,493	$802
Portfolio turnover rateL	28%	24%	31%	27%	16%

 A For the period June 6, 2017 (commencement of sale of shares) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2065 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	12.9
Fidelity Series Large Cap Stock Fund	9.7
Fidelity Series International Value Fund	7.6
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Value Discovery Fund	6.3
Fidelity Series Stock Selector Large Cap Value Fund	6.2
Fidelity Advisor Series Equity Growth Fund	6.2
Fidelity Series Opportunistic Insights Fund	5.7
Fidelity Series Long-Term Treasury Bond Index Fund	5.4
75.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.9%
International Equity Funds	42.3%
Bond Funds	7.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2065 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

Domestic Equity Funds - 49.9%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	217,487	$3,355,824
Fidelity Advisor Series Growth Opportunities Fund (a)	188,188	2,301,541
Fidelity Advisor Series Small Cap Fund (a)	117,241	1,522,962
Fidelity Series All-Sector Equity Fund (a)	133,523	1,439,375
Fidelity Series Commodity Strategy Fund (a)	158,759	811,258
Fidelity Series Large Cap Stock Fund (a)	277,716	5,279,380
Fidelity Series Large Cap Value Index Fund (a)	37,207	571,497
Fidelity Series Opportunistic Insights Fund (a)	169,679	3,101,740
Fidelity Series Small Cap Opportunities Fund (a)	138,061	1,880,385
Fidelity Series Stock Selector Large Cap Value Fund (a)	248,725	3,370,227
Fidelity Series Value Discovery Fund (a)	214,539	3,432,621
TOTAL DOMESTIC EQUITY FUNDS
(Cost $27,197,167)		27,066,810

International Equity Funds - 42.3%
Fidelity Series Canada Fund (a)	114,942	1,783,893
Fidelity Series Emerging Markets Fund (a)	82,275	763,516
Fidelity Series Emerging Markets Opportunities Fund (a)	380,999	7,010,387
Fidelity Series International Growth Fund (a)	245,692	4,073,578
Fidelity Series International Small Cap Fund (a)	62,120	1,115,058
Fidelity Series International Value Fund (a)	372,901	4,113,099
Fidelity Series Overseas Fund (a)	324,519	4,095,435
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $24,298,557)		22,954,966

Bond Funds - 7.8%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	5,653	54,273
Fidelity Series Emerging Markets Debt Fund (a)	33,614	277,311
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	9,999	90,087
Fidelity Series Floating Rate High Income Fund (a)	5,902	54,236
Fidelity Series High Income Fund (a)	36,120	328,328
Fidelity Series International Credit Fund (a)	541	5,013
Fidelity Series Investment Grade Bond Fund (a)	27,346	298,348
Fidelity Series Long-Term Treasury Bond Index Fund (a)	381,697	2,908,529
Fidelity Series Real Estate Income Fund (a)	17,172	195,074
TOTAL BOND FUNDS
(Cost $4,479,704)		4,211,199
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $55,975,428)		54,232,975
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,119)
NET ASSETS - 100%		$54,225,856

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$1,644,596	$2,731,174	$743,404	$488,041	$(27,451)	$(249,091)	$3,355,824
Fidelity Advisor Series Growth Opportunities Fund	1,143,777	2,284,114	516,988	448,264	(53,030)	(556,332)	2,301,541
Fidelity Advisor Series Small Cap Fund	743,991	1,243,211	242,345	228,238	(11,668)	(210,227)	1,522,962
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	--	212,933	212,214	632	(625)	--	--
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	489,546	419,699	2,083	(14,401)	(1,173)	54,273
Fidelity Series All-Sector Equity Fund	703,138	1,109,711	233,543	241,390	(13,522)	(126,409)	1,439,375
Fidelity Series Canada Fund	631,747	1,211,517	274,877	28,313	(1,656)	217,162	1,783,893
Fidelity Series Commodity Strategy Fund	724,277	1,076,581	1,054,260	321,325	(32,306)	96,966	811,258
Fidelity Series Emerging Markets Debt Fund	142,410	210,230	49,128	9,765	(1,682)	(24,519)	277,311
Fidelity Series Emerging Markets Debt Local Currency Fund	47,430	67,161	15,256	3,053	(973)	(8,275)	90,087
Fidelity Series Emerging Markets Fund	415,086	591,457	89,569	21,216	(2,893)	(150,565)	763,516
Fidelity Series Emerging Markets Opportunities Fund	3,734,073	6,072,295	833,377	667,048	(37,000)	(1,925,604)	7,010,387
Fidelity Series Floating Rate High Income Fund	28,127	38,996	12,739	1,799	(45)	(103)	54,236
Fidelity Series Government Money Market Fund 0.31%	172,299	62,131	234,430	39	--	--	--
Fidelity Series High Income Fund	164,950	240,143	65,376	13,401	(1,163)	(10,226)	328,328
Fidelity Series Inflation-Protected Bond Index Fund	521,521	388,426	932,422	8,977	33,410	(10,935)	--
Fidelity Series International Credit Fund	5,232	169	--	169	--	(388)	5,013
Fidelity Series International Growth Fund	1,770,301	3,245,088	490,507	263,314	(21,375)	(429,929)	4,073,578
Fidelity Series International Small Cap Fund	560,643	859,926	116,508	119,799	(4,588)	(184,415)	1,115,058
Fidelity Series International Value Fund	1,768,366	3,021,119	666,036	165,318	(12,894)	2,544	4,113,099
Fidelity Series Investment Grade Bond Fund	12,375	462,580	172,961	998	(2,931)	(715)	298,348
Fidelity Series Large Cap Stock Fund	2,568,501	3,631,698	992,387	344,327	(11,677)	83,245	5,279,380
Fidelity Series Large Cap Value Index Fund	277,216	386,488	102,519	31,673	(1,915)	12,227	571,497
Fidelity Series Long-Term Treasury Bond Index Fund	713,643	2,655,253	300,729	33,654	(17,123)	(142,515)	2,908,529
Fidelity Series Opportunistic Insights Fund	1,524,816	2,612,958	665,217	481,649	(23,571)	(347,246)	3,101,740
Fidelity Series Overseas Fund	1,773,028	3,016,718	506,788	97,414	(16,507)	(171,016)	4,095,435
Fidelity Series Real Estate Income Fund	99,307	133,385	38,809	6,151	(486)	1,677	195,074
Fidelity Series Short-Term Credit Fund	36,275	12,448	48,708	182	109	(124)	--
Fidelity Series Small Cap Opportunities Fund	918,165	1,590,945	289,131	340,591	(20,261)	(319,333)	1,880,385
Fidelity Series Stock Selector Large Cap Value Fund	1,626,789	2,553,635	601,844	512,752	(21,557)	(186,796)	3,370,227
Fidelity Series Value Discovery Fund	1,665,291	2,463,501	633,313	343,534	(19,116)	(43,742)	3,432,621
	$26,137,370	$44,675,537	$11,555,084	$5,225,109	$(338,897)	$(4,685,857)	$54,232,975

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$27,066,810	$27,066,810	$--	$--
International Equity Funds	22,954,966	22,954,966	--	--
Bond Funds	4,211,199	4,211,199	--	--
Total Investments in Securities:	$54,232,975	$54,232,975	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2065 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $55,975,428)	$54,232,975
Total Investment in Securities (cost $55,975,428)		$54,232,975
Cash		199
Receivable for investments sold		796,526
Receivable for fund shares sold		224,189
Total assets		55,253,889
Liabilities
Payable for investments purchased	$963,215
Payable for fund shares redeemed	28,384
Accrued management fee	30,429
Distribution and service plan fees payable	6,005
Total liabilities		1,028,033
Net Assets		$54,225,856
Net Assets consist of:
Paid in capital		$53,544,871
Total accumulated earnings (loss)		680,985
Net Assets		$54,225,856
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($18,134,153 ÷ 1,473,951 shares)(a)		$12.30
Maximum offering price per share (100/94.25 of $12.30)		$13.05
Class M:
Net Asset Value and redemption price per share ($4,401,933 ÷ 358,659 shares)(a)		$12.27
Maximum offering price per share (100/96.50 of $12.27)		$12.72
Class C:
Net Asset Value and offering price per share ($773,699 ÷ 63,206 shares)(a)		$12.24
Class I:
Net Asset Value, offering price and redemption price per share ($21,524,207 ÷ 1,743,751 shares)		$12.34
Class Z:
Net Asset Value, offering price and redemption price per share ($1,892,975 ÷ 152,970 shares)		$12.37
Class Z6:
Net Asset Value, offering price and redemption price per share ($7,498,889 ÷ 605,324 shares)		$12.39

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$1,179,539
Expenses
Management fee	$287,959
Distribution and service plan fees	54,436
Independent trustees' fees and expenses	108
Total expenses		342,503
Net investment income (loss)		837,036
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(338,897)
Capital gain distributions from underlying funds:
Affiliated issuers	4,045,570
Total net realized gain (loss)		3,706,673
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(4,685,857)
Total change in net unrealized appreciation (depreciation)		(4,685,857)
Net gain (loss)		(979,184)
Net increase (decrease) in net assets resulting from operations		$(142,148)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$837,036	$109,261
Net realized gain (loss)	3,706,673	735,384
Change in net unrealized appreciation (depreciation)	(4,685,857)	4,063,179
Net increase (decrease) in net assets resulting from operations	(142,148)	4,907,824
Distributions to shareholders	(2,674,101)	(354,944)
Share transactions - net increase (decrease)	30,921,156	15,608,234
Total increase (decrease) in net assets	28,104,907	20,161,114
Net Assets
Beginning of period	26,120,949	5,959,835
End of period	$54,225,856	$26,120,949

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2065 Fund Class A

Years ended March 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.77	$8.47	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.25	.08	.12
Net realized and unrealized gain (loss)	.14D	4.53	(1.48)
Total from investment operations	.39	4.61	(1.36)
Distributions from net investment income	(.24)	(.10)	(.13)
Distributions from net realized gain	(.62)	(.21)	(.04)
Total distributions	(.86)	(.31)	(.17)
Net asset value, end of period	$12.30	$12.77	$8.47
Total ReturnE,F	2.75%	55.16%	(13.92)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	1.00%	1.00%	1.01%I,J
Expenses net of fee waivers, if any	1.00%	1.00%	1.01%I,J
Expenses net of all reductions	1.00%	1.00%	1.01%I,J
Net investment income (loss)	1.94%	.71%	1.60%I
Supplemental Data
Net assets, end of period (000 omitted)	$18,134	$9,613	$1,980
Portfolio turnover rateK	29%	31%	33%I

 A For the period June 28, 2019 (commencement of operations) through March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2065 Fund Class M

Years ended March 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.76	$8.47	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.22	.05	.10
Net realized and unrealized gain (loss)	.14D	4.53	(1.47)
Total from investment operations	.36	4.58	(1.37)
Distributions from net investment income	(.24)	(.08)	(.11)
Distributions from net realized gain	(.61)	(.20)	(.04)
Total distributions	(.85)	(.29)E	(.16)E
Net asset value, end of period	$12.27	$12.76	$8.47
Total ReturnF,G	2.47%	54.73%	(14.05)%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	1.25%	1.25%	1.25%J
Expenses net of fee waivers, if any	1.25%	1.25%	1.25%J
Expenses net of all reductions	1.25%	1.25%	1.25%J
Net investment income (loss)	1.69%	.46%	1.35%J
Supplemental Data
Net assets, end of period (000 omitted)	$4,402	$1,230	$332
Portfolio turnover rateK	29%	31%	33%J

 A For the period June 28, 2019 (commencement of operations) through March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2065 Fund Class C

Years ended March 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.73	$8.46	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.15	–D	.06
Net realized and unrealized gain (loss)	.14E	4.51	(1.47)
Total from investment operations	.29	4.51	(1.41)
Distributions from net investment income	(.18)	(.04)	(.09)
Distributions from net realized gain	(.60)	(.20)	(.04)
Total distributions	(.78)	(.24)	(.13)
Net asset value, end of period	$12.24	$12.73	$8.46
Total ReturnF,G	2.00%	53.95%	(14.38)%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	1.75%	1.75%	1.75%J
Expenses net of fee waivers, if any	1.75%	1.75%	1.75%J
Expenses net of all reductions	1.75%	1.75%	1.75%J
Net investment income (loss)	1.19%	(.04)%	.86%J
Supplemental Data
Net assets, end of period (000 omitted)	$774	$434	$183
Portfolio turnover rateK	29%	31%	33%J

 A For the period June 28, 2019 (commencement of operations) through March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2065 Fund Class I

Years ended March 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.81	$8.48	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.29	.11	.14
Net realized and unrealized gain (loss)	.13D	4.55	(1.48)
Total from investment operations	.42	4.66	(1.34)
Distributions from net investment income	(.26)	(.12)	(.14)
Distributions from net realized gain	(.63)	(.21)	(.04)
Total distributions	(.89)	(.33)	(.18)
Net asset value, end of period	$12.34	$12.81	$8.48
Total ReturnE	2.94%	55.68%	(13.78)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.75%	.75%	.75%H
Expenses net of fee waivers, if any	.75%	.75%	.75%H
Expenses net of all reductions	.75%	.75%	.75%H
Net investment income (loss)	2.19%	.96%	1.85%H
Supplemental Data
Net assets, end of period (000 omitted)	$21,524	$11,782	$2,383
Portfolio turnover rateI	29%	31%	33%H

 A For the period June 28, 2019 (commencement of operations) through March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2065 Fund Class Z

Years ended March 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.84	$8.49	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.30	.12	.15
Net realized and unrealized gain (loss)	.13D	4.56	(1.48)
Total from investment operations	.43	4.68	(1.33)
Distributions from net investment income	(.28)	(.12)	(.14)
Distributions from net realized gain	(.62)	(.20)	(.04)
Total distributions	(.90)	(.33)E	(.18)
Net asset value, end of period	$12.37	$12.84	$8.49
Total ReturnF	3.02%	55.80%	(13.68)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.64%	.65%I	.64%J
Expenses net of fee waivers, if any	.64%	.65%I	.64%J
Expenses net of all reductions	.64%	.65%I	.64%J
Net investment income (loss)	2.29%	1.07%	1.96%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,893	$535	$176
Portfolio turnover rateK	29%	31%	33%J

 A For the period June 28, 2019 (commencement of operations) through March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2065 Fund Class Z6

Years ended March 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.85	$8.50	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.32	.14	.15
Net realized and unrealized gain (loss)	.14D	4.55	(1.47)
Total from investment operations	.46	4.69	(1.32)
Distributions from net investment income	(.29)	(.13)	(.14)
Distributions from net realized gain	(.63)	(.21)	(.04)
Total distributions	(.92)	(.34)	(.18)
Net asset value, end of period	$12.39	$12.85	$8.50
Total ReturnE	3.27%	55.97%	(13.58)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.49%	.49%	.50%H,I
Expenses net of fee waivers, if any	.49%	.49%	.50%H,I
Expenses net of all reductions	.49%	.49%	.50%H,I
Net investment income (loss)	2.44%	1.22%	2.11%H
Supplemental Data
Net assets, end of period (000 omitted)	$7,499	$2,527	$905
Portfolio turnover rateJ	29%	31%	33%H

 A For the period June 28, 2019 (commencement of operations) through March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2022

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund and Fidelity Advisor Freedom 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Class I, Class Z and Class Z6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Prior to June 21, 2021, Class C shares automatically converted to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by the each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The aggregate value of investments by input level as of March 31, 2022 is included at the end of each Fund's Schedule of Investments.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds (ETFs) that are deemed to be return of capital are recorded as a reduction of cost of investments. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2022, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Advisor Freedom Income Fund	$206,653,485	$11,584,178	$(3,629,303)	$7,954,875
Fidelity Advisor Freedom 2005 Fund	136,270,072	9,462,806	(2,283,088)	7,179,718
Fidelity Advisor Freedom 2010 Fund	309,923,230	29,524,058	(5,024,056)	24,500,002
Fidelity Advisor Freedom 2015 Fund	639,607,230	88,934,634	(11,061,677)	77,872,957
Fidelity Advisor Freedom 2020 Fund	1,620,286,656	252,973,373	(40,668,195)	212,305,178
Fidelity Advisor Freedom 2025 Fund	2,589,757,425	419,937,770	(79,369,208)	340,568,562
Fidelity Advisor Freedom 2030 Fund	2,932,736,033	514,430,384	(91,774,430)	422,655,954
Fidelity Advisor Freedom 2035 Fund	2,505,141,460	525,074,325	(77,912,438)	447,161,887
Fidelity Advisor Freedom 2040 Fund	2,212,563,737	523,873,009	(61,772,531)	462,100,478
Fidelity Advisor Freedom 2045 Fund	1,588,015,868	332,132,773	(45,913,946)	286,218,827
Fidelity Advisor Freedom 2050 Fund	1,360,244,885	271,800,798	(41,166,716)	230,634,082
Fidelity Advisor Freedom 2055 Fund	887,228,157	126,491,553	(29,671,885)	96,819,668
Fidelity Advisor Freedom 2060 Fund	393,780,721	37,882,864	(17,954,730)	19,928,134
Fidelity Advisor Freedom 2065 Fund	56,459,518	2,343,794	(4,570,337)	(2,226,543)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Advisor Freedom Income Fund	$292,814	$4,499,177	$7,954,875
Fidelity Advisor Freedom 2005 Fund	203,670	3,511,347	7,179,718
Fidelity Advisor Freedom 2010 Fund	465,734	10,770,602	24,500,002
Fidelity Advisor Freedom 2015 Fund	313,337	29,668,246	77,872,957
Fidelity Advisor Freedom 2020 Fund	356,351	87,737,845	212,305,178
Fidelity Advisor Freedom 2025 Fund	2,596,959	144,413,076	340,568,562
Fidelity Advisor Freedom 2030 Fund	3,841,287	174,801,253	422,655,954
Fidelity Advisor Freedom 2035 Fund	1,374,082	181,893,528	447,161,887
Fidelity Advisor Freedom 2040 Fund	3,377,716	186,962,899	462,100,478
Fidelity Advisor Freedom 2045 Fund	2,343,653	129,276,643	286,218,827
Fidelity Advisor Freedom 2050 Fund	1,531,320	108,989,094	230,634,082
Fidelity Advisor Freedom 2055 Fund	650,776	66,725,899	96,819,668
Fidelity Advisor Freedom 2060 Fund	–	26,692,223	19,928,134
Fidelity Advisor Freedom 2065 Fund	74,955	2,901,491	(2,226,543)

Certain of the Funds intend to elect to defer to the next fiscal year ordinary losses recognized during the period January 1, 2022 to March 31, 2022. Loss deferrals were as follows:

Ordinary losses
Fidelity Advisor Freedom 2025 Fund	$(91,662)
Fidelity Advisor Freedom 2030 Fund	(871,941)
Fidelity Advisor Freedom 2040 Fund	(4,056,970)
Fidelity Advisor Freedom 2045 Fund	(2,807,283)
Fidelity Advisor Freedom 2050 Fund	(2,359,277)
Fidelity Advisor Freedom 2055 Fund	(1,416,480)
Fidelity Advisor Freedom 2060 Fund	(205,864)
Fidelity Advisor Freedom 2065 Fund	(68,918)

The tax character of distributions paid was as follows:

March 31, 2022
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Advisor Freedom Income Fund	$6,244,115	$5,862,541	$12,106,656
Fidelity Advisor Freedom 2005 Fund	4,006,677	6,937,758	10,944,435
Fidelity Advisor Freedom 2010 Fund	9,883,002	20,880,241	30,763,243
Fidelity Advisor Freedom 2015 Fund	23,924,330	54,881,168	78,805,498
Fidelity Advisor Freedom 2020 Fund	66,357,591	143,767,914	210,125,505
Fidelity Advisor Freedom 2025 Fund	108,457,493	173,190,709	281,648,202
Fidelity Advisor Freedom 2030 Fund	127,126,912	197,972,651	325,099,563
Fidelity Advisor Freedom 2035 Fund	116,371,097	168,243,379	284,614,476
Fidelity Advisor Freedom 2040 Fund	110,826,445	158,589,931	269,416,376
Fidelity Advisor Freedom 2045 Fund	77,318,795	105,952,517	183,271,312
Fidelity Advisor Freedom 2050 Fund	65,580,305	85,825,257	151,405,562
Fidelity Advisor Freedom 2055 Fund	39,738,348	50,914,240	90,652,588
Fidelity Advisor Freedom 2060 Fund	15,992,188	17,230,353	33,222,541
Fidelity Advisor Freedom 2065 Fund	1,682,611	991,490	2,674,101

March 31, 2021
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Advisor Freedom Income Fund	$4,903,338	$3,547,237	$8,450,575
Fidelity Advisor Freedom 2005 Fund	3,369,244	4,917,972	8,287,216
Fidelity Advisor Freedom 2010 Fund	7,507,443	15,161,626	22,669,069
Fidelity Advisor Freedom 2015 Fund	16,439,105	43,621,022	60,060,127
Fidelity Advisor Freedom 2020 Fund	38,910,146	112,065,521	150,975,667
Fidelity Advisor Freedom 2025 Fund	51,432,326	135,071,926	186,504,252
Fidelity Advisor Freedom 2030 Fund	56,769,090	154,929,170	211,698,260
Fidelity Advisor Freedom 2035 Fund	39,667,243	129,573,073	169,240,316
Fidelity Advisor Freedom 2040 Fund	31,324,708	116,224,945	147,549,653
Fidelity Advisor Freedom 2045 Fund	22,705,866	68,379,974	91,085,840
Fidelity Advisor Freedom 2050 Fund	19,302,645	54,990,396	74,293,041
Fidelity Advisor Freedom 2055 Fund	11,788,471	29,290,577	41,079,048
Fidelity Advisor Freedom 2060 Fund	4,272,907	8,207,529	12,480,436
Fidelity Advisor Freedom 2065 Fund	234,329	120,615	354,944

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period, except for Fidelity Advisor Freedom 2010 Fund. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Freedom Income Fund	111,461,133	124,240,456
Fidelity Advisor Freedom 2005 Fund	69,895,814	81,705,808
Fidelity Advisor Freedom 2010 Fund	136,063,252	157,358,178
Fidelity Advisor Freedom 2015 Fund	279,007,107	362,605,672
Fidelity Advisor Freedom 2020 Fund	705,648,096	869,014,320
Fidelity Advisor Freedom 2025 Fund	1,139,899,077	1,121,183,743
Fidelity Advisor Freedom 2030 Fund	1,247,894,880	1,093,897,887
Fidelity Advisor Freedom 2035 Fund	1,061,086,997	842,435,819
Fidelity Advisor Freedom 2040 Fund	935,000,530	722,757,891
Fidelity Advisor Freedom 2045 Fund	693,339,804	520,205,846
Fidelity Advisor Freedom 2050 Fund	599,627,140	428,231,432
Fidelity Advisor Freedom 2055 Fund	404,469,972	278,292,281
Fidelity Advisor Freedom 2060 Fund	209,052,510	109,911,003
Fidelity Advisor Freedom 2065 Fund	44,675,537	11,555,084

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For each Fund, with the exception of Fidelity Advisor Freedom 2065 Fund, the management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I)	Annual % of Class-Level Average Net Assets (Classes Z, Z6)
Fidelity Advisor Freedom Income Fund	.465%	.415%
Fidelity Advisor Freedom 2005 Fund	.465%	.415%
Fidelity Advisor Freedom 2010 Fund	.499%	.441%
Fidelity Advisor Freedom 2015 Fund	.542%	.475%
Fidelity Advisor Freedom 2020 Fund	.584%	.510%
Fidelity Advisor Freedom 2025 Fund	.627%	.545%
Fidelity Advisor Freedom 2030 Fund	.669%	.580%
Fidelity Advisor Freedom 2035 Fund	.712%	.615%
Fidelity Advisor Freedom 2040 Fund	.746%	.643%
Fidelity Advisor Freedom 2045 Fund	.746%	.643%
Fidelity Advisor Freedom 2050 Fund	.746%	.643%
Fidelity Advisor Freedom 2055 Fund	.746%	.643%
Fidelity Advisor Freedom 2060 Fund	.746%	.643%
Fidelity Advisor Freedom 2065 Fund	.746%	.643%

Under the expense contract, the investment adviser pays class-level expenses for Class Z6 of each Fund as necessary so that Class Z6 total expenses do not exceed certain amounts of Class Z6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class Z6)
Fidelity Advisor Freedom Income Fund	.365%
Fidelity Advisor Freedom 2005 Fund	.365%
Fidelity Advisor Freedom 2010 Fund	.381%
Fidelity Advisor Freedom 2015 Fund	.400%
Fidelity Advisor Freedom 2020 Fund	.419%
Fidelity Advisor Freedom 2025 Fund	.439%
Fidelity Advisor Freedom 2030 Fund	.458%
Fidelity Advisor Freedom 2035 Fund	.477%
Fidelity Advisor Freedom 2040 Fund	.493%
Fidelity Advisor Freedom 2045 Fund	.493%
Fidelity Advisor Freedom 2050 Fund	.493%
Fidelity Advisor Freedom 2055 Fund	.493%
Fidelity Advisor Freedom 2060 Fund	.493%
Fidelity Advisor Freedom 2065 Fund	.493%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Advisor Freedom Income Fund
Class A	-%	.25%	$194,129	$8,745
Class M	.25%	.25%	175,100	145
Class C	.75%	.25%	75,991	13,531
			$445,220	$22,421
Fidelity Advisor Freedom 2005 Fund
Class A	-%	.25%	$177,444	$5,056
Class M	.25%	.25%	108,046	643
Class C	.75%	.25%	12,752	941
			$298,242	$6,640
Fidelity Advisor Freedom 2010 Fund
Class A	-%	.25%	$386,118	$7,842
Class M	.25%	.25%	334,652	3,336
Class C	.75%	.25%	50,657	6,756
			$771,427	$17,934
Fidelity Advisor Freedom 2015 Fund
Class A	-%	.25%	$909,152	$20,041
Class M	.25%	.25%	633,684	3,308
Class C	.75%	.25%	161,197	16,060
			$1,704,033	$39,409
Fidelity Advisor Freedom 2020 Fund
Class A	-%	.25%	$2,111,937	$44,191
Class M	.25%	.25%	1,495,484	7,022
Class C	.75%	.25%	436,677	53,577
			$4,044,098	$104,790
Fidelity Advisor Freedom 2025 Fund
Class A	-%	.25%	$3,172,864	$102,217
Class M	.25%	.25%	2,186,860	6,287
Class C	.75%	.25%	540,323	88,075
			$5,900,047	$196,579
Fidelity Advisor Freedom 2030 Fund
Class A	-%	.25%	$3,339,585	$86,598
Class M	.25%	.25%	2,563,808	14,559
Class C	.75%	.25%	661,495	92,522
			$6,564,888	$193,679
Fidelity Advisor Freedom 2035 Fund
Class A	-%	.25%	$2,893,132	$75,062
Class M	.25%	.25%	2,195,653	6,955
Class C	.75%	.25%	501,009	83,357
			$5,589,794	$165,374
Fidelity Advisor Freedom 2040 Fund
Class A	-%	.25%	$2,568,634	$53,696
Class M	.25%	.25%	2,076,712	8,908
Class C	.75%	.25%	497,623	58,871
			$5,142,969	$121,475
Fidelity Advisor Freedom 2045 Fund
Class A	-%	.25%	$1,631,762	$40,430
Class M	.25%	.25%	1,346,056	4,122
Class C	.75%	.25%	317,832	46,471
			$3,295,650	$91,023
Fidelity Advisor Freedom 2050 Fund
Class A	-%	.25%	$1,322,496	$31,551
Class M	.25%	.25%	1,066,094	4,739
Class C	.75%	.25%	321,859	55,018
			$2,710,449	$91,308
Fidelity Advisor Freedom 2055 Fund
Class A	-%	.25%	$749,755	$16,969
Class M	.25%	.25%	614,252	1,323
Class C	.75%	.25%	169,769	29,381
			$1,533,776	$47,673
Fidelity Advisor Freedom 2060 Fund
Class A	-%	.25%	$298,274	$7,396
Class M	.25%	.25%	232,948	279
Class C	.75%	.25%	80,867	21,728
			$612,089	$29,403
Fidelity Advisor Freedom 2065 Fund
Class A	-%	.25%	$34,310	$734
Class M	.25%	.25%	14,144	302
Class C	.75%	.25%	5,982	4,865
			$54,436	$5,901

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Advisor Freedom Income Fund
Class A	$7,405
Class M	804
Class C(a)	505
$8,714
Fidelity Advisor Freedom 2005 Fund
Class A	$2,922
Class M	225
Class C(a)	22
$3,169
Fidelity Advisor Freedom 2010 Fund
Class A	$5,185
Class M	1,169
Class C(a)	95
$6,449
Fidelity Advisor Freedom 2015 Fund
Class A	$6,765
Class M	1,857
Class C(a)	1,271
$9,893
Fidelity Advisor Freedom 2020 Fund
Class A	$28,634
Class M	8,922
Class C(a)	1,872
$39,428
Fidelity Advisor Freedom 2025 Fund
Class A	$64,520
Class M	18,142
Class C(a)	4,456
$87,118
Fidelity Advisor Freedom 2030 Fund
Class A	$90,262
Class M	20,662
Class C(a)	3,266
$114,190
Fidelity Advisor Freedom 2035 Fund
Class A	$100,606
Class M	21,286
Class C(a)	4,729
$126,621
Fidelity Advisor Freedom 2040 Fund
Class A	$86,640
Class M	18,216
Class C(a)	4,507
$109,363
Fidelity Advisor Freedom 2045 Fund
Class A	$72,015
Class M	13,477
Class C(a)	3,194
$88,686
Fidelity Advisor Freedom 2050 Fund
Class A	$74,886
Class M	11,647
Class C(a)	3,006
$89,539
Fidelity Advisor Freedom 2055 Fund
Class A	$47,632
Class M	7,920
Class C(a)	2,458
$58,010
Fidelity Advisor Freedom 2060 Fund
Class A	$34,951
Class M	4,733
Class C(a)	1,191
$40,875
Fidelity Advisor Freedom 2065 Fund
Class A	$15,541
Class M	1,230
Class C(a)	112
$16,883

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Operations as "Net realized gain (loss) on Affiliated issuers."

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
Fidelity Advisor Freedom Income Fund	18,957,388	1,694,537
Fidelity Advisor Freedom 2005 Fund	11,474,844	1,085,981
Fidelity Advisor Freedom 2010 Fund	23,030,177	2,201,485
Fidelity Advisor Freedom 2015 Fund	43,467,087	4,111,441
Fidelity Advisor Freedom 2020 Fund	91,893,601	8,042,241
Fidelity Advisor Freedom 2025 Fund	124,166,517	9,056,074
Fidelity Advisor Freedom 2030 Fund	109,994,429	6,403,309
Fidelity Advisor Freedom 2035 Fund	27,351,772	1,779,843
Fidelity Advisor Freedom 2040 Fund	30,309,863	2,126,636
Fidelity Advisor Freedom 2045 Fund	21,195,409	1,418,194
Fidelity Advisor Freedom 2050 Fund	17,928,790	1,128,509
Fidelity Advisor Freedom 2055 Fund	10,996,868	656,557
Fidelity Advisor Freedom 2060 Fund	4,427,881	225,709
Fidelity Advisor Freedom 2065 Fund	458,298	12 ,635

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Advisor Freedom Income Fund	$7
Fidelity Advisor Freedom 2005 Fund	8
Fidelity Advisor Freedom 2010 Fund	8
Fidelity Advisor Freedom 2015 Fund	6
Fidelity Advisor Freedom 2020 Fund	4
Fidelity Advisor Freedom 2025 Fund	2
Fidelity Advisor Freedom 2030 Fund	2
Fidelity Advisor Freedom 2035 Fund	3
Fidelity Advisor Freedom 2040 Fund	4
Fidelity Advisor Freedom 2045 Fund	6
Fidelity Advisor Freedom 2050 Fund	8
Fidelity Advisor Freedom 2055 Fund	6
Fidelity Advisor Freedom 2060 Fund	2

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended March 31, 2022	Year ended March 31, 2021
Fidelity Advisor Freedom Income Fund
Distributions to shareholders
Class A	$3,806,285	$2,503,490
Class M	1,680,370	1,249,086
Class C	354,845	240,051
Class I	4,626,656	3,329,671
Class Z	432,446	263,743
Class Z6	1,206,054	864,534
Total	$12,106,656	$8,450,575
Fidelity Advisor Freedom 2005 Fund
Distributions to shareholders
Class A	$4,893,849	$3,910,338
Class M	1,453,459	1,097,741
Class C	74,934	74,180
Class I	3,644,777	2,832,110
Class Z	455,321	183,519
Class Z6	422,095	189,328
Total	$10,944,435	$8,287,216
Fidelity Advisor Freedom 2010 Fund
Distributions to shareholders
Class A	$12,942,091	$10,081,398
Class M	5,540,074	3,927,446
Class C	425,333	422,688
Class I	9,711,835	7,177,521
Class Z	685,779	403,627
Class Z6	1,458,131	656,389
Total	$30,763,243	$22,669,069
Fidelity Advisor Freedom 2015 Fund
Distributions to shareholders
Class A	$35,089,484	$27,672,273
Class M	12,061,077	9,358,350
Class C	1,554,843	1,416,945
Class I	24,540,604	18,797,442
Class Z	2,399,529	1,331,324
Class Z6	3,159,961	1,483,793
Total	$78,805,498	$60,060,127
Fidelity Advisor Freedom 2020 Fund
Distributions to shareholders
Class A	$86,282,220	$63,719,350
Class M	29,939,249	21,269,262
Class C	4,479,288	3,397,942
Class I	73,486,234	53,936,603
Class Z	5,184,261	2,984,791
Class Z6	10,754,253	5,667,719
Total	$210,125,505	$150,975,667
Fidelity Advisor Freedom 2025 Fund
Distributions to shareholders
Class A	$112,906,269	$77,221,818
Class M	38,051,486	25,434,147
Class C	4,740,698	3,452,745
Class I	104,035,173	69,881,034
Class Z	7,072,309	3,230,478
Class Z6	14,842,267	7,284,030
Total	$281,648,202	$186,504,252
Fidelity Advisor Freedom 2030 Fund
Distributions to shareholders
Class A	$121,306,750	$82,817,767
Class M	45,921,993	30,496,305
Class C	5,999,786	4,109,512
Class I	125,504,164	82,119,171
Class Z	7,542,987	3,521,225
Class Z6	18,823,883	8,634,280
Total	$325,099,563	$211,698,260
Fidelity Advisor Freedom 2035 Fund
Distributions to shareholders
Class A	$105,176,629	$65,732,045
Class M	39,581,594	24,549,717
Class C	4,598,978	2,900,159
Class I	111,471,958	67,093,888
Class Z	6,618,867	2,607,386
Class Z6	17,166,450	6,357,121
Total	$284,614,476	$169,240,316
Fidelity Advisor Freedom 2040 Fund
Distributions to shareholders
Class A	$97,724,975	$56,937,241
Class M	38,870,682	22,132,767
Class C	4,823,072	3,098,014
Class I	106,118,735	57,743,231
Class Z	5,700,590	1,941,461
Class Z6	16,178,322	5,696,939
Total	$269,416,376	$147,549,653
Fidelity Advisor Freedom 2045 Fund
Distributions to shareholders
Class A	$60,682,638	$32,635,427
Class M	24,631,095	12,723,832
Class C	2,953,949	1,535,354
Class I	77,811,429	38,645,051
Class Z	4,253,210	1,446,099
Class Z6	12,938,991	4,100,077
Total	$183,271,312	$91,085,840
Fidelity Advisor Freedom 2050 Fund
Distributions to shareholders
Class A	$47,964,071	$25,881,495
Class M	19,027,598	10,022,376
Class C	2,876,945	1,485,553
Class I	67,433,812	32,688,315
Class Z	3,195,028	1,005,359
Class Z6	10,908,108	3,209,943
Total	$151,405,562	$74,293,041
Fidelity Advisor Freedom 2055 Fund
Distributions to shareholders
Class A	$26,515,169	$13,547,758
Class M	10,661,468	5,026,455
Class C	1,450,264	650,918
Class I	43,134,192	19,340,100
Class Z	1,954,846	559,593
Class Z6	6,936,649	1,954,224
Total	$90,652,588	$41,079,048
Fidelity Advisor Freedom 2060 Fund
Distributions to shareholders
Class A	$9,707,065	$4,221,456
Class M	3,681,352	1,378,867
Class C	624,766	232,094
Class I	15,853,518	5,923,577
Class Z	749,134	151,102
Class Z6	2,606,706	573,340
Total	$33,222,541	$12,480,436
Fidelity Advisor Freedom 2065 Fund
Distributions to shareholders
Class A	$910,579	$136,992
Class M	168,886	17,678
Class C	34,691	5,872
Class I	1,189,352	156,022
Class Z	66,373	9,465
Class Z6	304,220	28,915
Total	$2,674,101	$354,944

9. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2022	Year ended March 31, 2021	Year ended March 31, 2022	Year ended March 31, 2021
Fidelity Advisor Freedom Income Fund
Class A
Shares sold	1,795,386	2,235,730	$20,496,306	$25,345,484
Reinvestment of distributions	323,582	217,623	3,695,390	2,438,663
Shares redeemed	(1,558,349)	(1,903,413)	(17,817,349)	(21,519,775)
Net increase (decrease)	560,619	549,940	$6,374,347	$6,264,372
Class M
Shares sold	603,361	704,662	$6,895,580	$7,903,432
Reinvestment of distributions	146,308	110,920	1,667,714	1,238,714
Shares redeemed	(930,849)	(1,123,480)	(10,598,517)	(12,702,451)
Net increase (decrease)	(181,180)	(307,898)	$(2,035,223)	$(3,560,305)
Class C
Shares sold	144,668	139,160	$1,652,517	$1,573,537
Reinvestment of distributions	28,922	20,169	328,255	224,976
Shares redeemed	(300,660)	(193,677)	(3,412,688)	(2,170,624)
Net increase (decrease)	(127,070)	(34,348)	$(1,431,916)	$(372,111)
Class I
Shares sold	2,184,795	2,421,023	$25,184,849	$27,237,670
Reinvestment of distributions	394,038	290,427	4,517,010	3,256,700
Shares redeemed	(2,868,350)	(2,997,761)	(32,821,613)	(34,042,397)
Net increase (decrease)	(289,517)	(286,311)	$(3,119,754)	$(3,548,027)
Class Z
Shares sold	303,202	821,174	$3,472,111	$9,249,865
Reinvestment of distributions	23,601	15,816	270,452	178,750
Shares redeemed	(450,073)	(359,725)	(5,163,944)	(4,110,384)
Net increase (decrease)	(123,270)	477,265	$(1,421,381)	$5,318,231
Class Z6
Shares sold	686,975	745,826	$7,859,412	$8,408,823
Reinvestment of distributions	105,032	77,081	1,202,861	864,533
Shares redeemed	(1,551,252)	(793,697)	(17,703,550)	(8,838,388)
Net increase (decrease)	(759,245)	29,210	$(8,641,277)	$434,968
Fidelity Advisor Freedom 2005 Fund
Class A
Shares sold	917,559	1,139,535	$10,689,695	$13,359,648
Reinvestment of distributions	402,523	327,516	4,706,048	3,782,165
Shares redeemed	(1,885,203)	(1,951,283)	(22,348,244)	(23,046,624)
Net increase (decrease)	(565,121)	(484,232)	$(6,952,501)	$(5,904,811)
Class M
Shares sold	303,051	466,737	$3,553,028	$5,449,495
Reinvestment of distributions	124,303	95,054	1,450,918	1,096,045
Shares redeemed	(354,805)	(831,095)	(4,217,343)	(9,660,283)
Net increase (decrease)	72,549	(269,304)	$786,603	$(3,114,743)
Class C
Shares sold	17,982	11,942	$214,355	$139,247
Reinvestment of distributions	6,335	5,961	74,310	68,876
Shares redeemed	(42,957)	(55,734)	(511,116)	(664,158)
Net increase (decrease)	(18,640)	(37,831)	$(222,451)	$(456,035)
Class I
Shares sold	1,077,635	1,700,893	$12,846,260	$20,150,422
Reinvestment of distributions	309,159	241,860	3,641,515	2,824,652
Shares redeemed	(1,816,463)	(1,685,295)	(21,805,618)	(20,053,782)
Net increase (decrease)	(429,669)	257,458	$(5,317,843)	$2,921,292
Class Z
Shares sold	344,373	125,383	$4,116,478	$1,477,284
Reinvestment of distributions	36,151	15,091	421,535	175,290
Shares redeemed	(191,088)	(61,170)	(2,196,417)	(726,061)
Net increase (decrease)	189,436	79,304	$2,341,596	$926,513
Class Z6
Shares sold	382,829	177,935	$4,551,187	$2,104,847
Reinvestment of distributions	35,915	16,185	420,149	189,328
Shares redeemed	(269,751)	(71,513)	(3,152,643)	(849,190)
Net increase (decrease)	148,993	122,607	$1,818,693	$1,444,985
Fidelity Advisor Freedom 2010 Fund
Class A
Shares sold	1,220,705	1,599,587	$14,988,785	$19,312,106
Reinvestment of distributions	1,046,478	838,641	12,728,244	9,924,521
Shares redeemed	(3,409,250)	(4,181,719)	(42,218,089)	(50,618,551)
Net increase (decrease)	(1,142,067)	(1,743,491)	$(14,501,060)	$(21,381,924)
Class M
Shares sold	583,291	815,263	$7,148,676	$9,831,807
Reinvestment of distributions	456,780	332,260	5,523,061	3,915,861
Shares redeemed	(1,303,599)	(1,489,485)	(16,022,718)	(17,897,383)
Net increase (decrease)	(263,528)	(341,962)	$(3,350,981)	$(4,149,715)
Class C
Shares sold	132,362	29,489	$1,627,993	$356,202
Reinvestment of distributions	35,194	35,634	424,926	415,816
Shares redeemed	(312,188)	(305,795)	(3,838,821)	(3,696,596)
Net increase (decrease)	(144,632)	(240,672)	$(1,785,902)	$(2,924,578)
Class I
Shares sold	1,971,932	1,911,784	$24,458,666	$23,185,948
Reinvestment of distributions	775,627	589,296	9,461,412	7,016,916
Shares redeemed	(2,862,733)	(3,148,979)	(35,595,288)	(38,451,422)
Net increase (decrease)	(115,174)	(647,899)	$(1,675,210)	$(8,248,558)
Class Z
Shares sold	245,313	125,517	$2,995,729	$1,506,454
Reinvestment of distributions	56,196	33,696	680,413	399,265
Shares redeemed	(74,233)	(176,541)	(899,596)	(2,150,314)
Net increase (decrease)	227,276	(17,328)	$2,776,546	$(244,595)
Class Z6
Shares sold	941,904	461,188	$11,610,636	$5,669,947
Reinvestment of distributions	120,149	55,059	1,456,509	656,389
Shares redeemed	(319,341)	(268,301)	(3,947,501)	(3,214,726)
Net increase (decrease)	742,712	247,946	$9,119,644	$3,111,610
Fidelity Advisor Freedom 2015 Fund
Class A
Shares sold	2,601,184	3,502,330	$32,154,482	$42,131,861
Reinvestment of distributions	2,850,580	2,358,486	34,696,319	27,384,704
Shares redeemed	(8,395,329)	(8,885,582)	(104,109,568)	(106,445,525)
Net increase (decrease)	(2,943,565)	(3,024,766)	$(37,258,767)	$(36,928,960)
Class M
Shares sold	966,016	1,024,650	$11,918,447	$12,292,161
Reinvestment of distributions	991,965	805,594	12,028,176	9,324,100
Shares redeemed	(3,146,462)	(2,727,467)	(38,456,317)	(32,664,160)
Net increase (decrease)	(1,188,481)	(897,223)	$(14,509,694)	$(11,047,899)
Class C
Shares sold	92,208	171,966	$1,131,540	$2,062,866
Reinvestment of distributions	128,707	122,932	1,554,795	1,411,622
Shares redeemed	(764,572)	(534,156)	(9,396,197)	(6,429,579)
Net increase (decrease)	(543,657)	(239,258)	$(6,709,862)	$(2,955,091)
Class I
Shares sold	3,291,469	3,628,024	$41,233,735	$43,873,324
Reinvestment of distributions	1,970,148	1,581,589	24,193,367	18,547,980
Shares redeemed	(6,069,268)	(7,072,887)	(76,008,489)	(85,706,324)
Net increase (decrease)	(807,651)	(1,863,274)	$(10,581,387)	$(23,285,020)
Class Z
Shares sold	773,674	507,928	$9,535,464	$6,111,056
Reinvestment of distributions	189,716	109,834	2,306,888	1,286,341
Shares redeemed	(496,294)	(467,841)	(5,964,023)	(5,484,948)
Net increase (decrease)	467,096	149,921	$5,878,329	$1,912,449
Class Z6
Shares sold	1,269,246	1,604,770	$15,692,340	$19,826,691
Reinvestment of distributions	255,952	123,912	3,123,788	1,467,914
Shares redeemed	(768,451)	(929,525)	(9,559,229)	(11,459,501)
Net increase (decrease)	756,747	799,157	$9,256,899	$9,835,104
Fidelity Advisor Freedom 2020 Fund
Class A
Shares sold	8,001,544	9,431,663	$112,003,580	$125,196,295
Reinvestment of distributions	6,173,046	4,894,091	84,848,608	62,805,611
Shares redeemed	(18,261,601)	(21,264,407)	(253,962,340)	(283,486,491)
Net increase (decrease)	(4,087,011)	(6,938,653)	$(57,110,152)	$(95,484,585)
Class M
Shares sold	2,093,774	3,173,253	$29,129,358	$42,203,298
Reinvestment of distributions	2,171,622	1,651,673	29,821,300	21,168,692
Shares redeemed	(5,381,594)	(6,874,405)	(74,725,835)	(91,487,432)
Net increase (decrease)	(1,116,198)	(2,049,479)	$(15,775,177)	$(28,115,442)
Class C
Shares sold	463,525	577,220	$6,425,966	$7,614,882
Reinvestment of distributions	320,107	263,593	4,351,670	3,341,676
Shares redeemed	(1,582,555)	(1,213,950)	(21,784,727)	(15,997,506)
Net increase (decrease)	(798,923)	(373,137)	$(11,007,091)	$(5,040,948)
Class I
Shares sold	7,526,464	12,183,389	$106,336,725	$163,095,678
Reinvestment of distributions	5,195,518	4,100,188	72,078,630	53,126,318
Shares redeemed	(17,080,051)	(20,178,633)	(239,924,268)	(271,153,691)
Net increase (decrease)	(4,358,069)	(3,895,056)	$(61,508,913)	$(54,931,695)
Class Z
Shares sold	2,041,666	966,136	$27,606,558	$13,096,326
Reinvestment of distributions	375,167	226,420	5,155,807	2,932,725
Shares redeemed	(1,007,552)	(813,593)	(13,906,577)	(10,921,495)
Net increase (decrease)	1,409,281	378,963	$18,855,788	$5,107,556
Class Z6
Shares sold	3,780,110	3,096,617	$52,563,161	$42,057,610
Reinvestment of distributions	774,842	429,405	10,680,609	5,599,835
Shares redeemed	(2,429,057)	(1,823,031)	(34,267,030)	(24,218,192)
Net increase (decrease)	2,125,895	1,702,991	$28,976,740	$23,439,253
Fidelity Advisor Freedom 2025 Fund
Class A
Shares sold	14,843,699	17,043,365	$215,764,470	$231,352,969
Reinvestment of distributions	7,769,145	5,898,781	111,559,984	76,586,993
Shares redeemed	(23,534,135)	(25,991,947)	(341,456,717)	(352,543,272)
Net increase (decrease)	(921,291)	(3,049,801)	$(14,132,263)	$(44,603,310)
Class M
Shares sold	4,555,410	4,717,527	$66,179,579	$63,842,096
Reinvestment of distributions	2,639,497	1,953,851	37,970,526	25,334,702
Shares redeemed	(6,565,927)	(8,475,764)	(94,946,463)	(114,413,281)
Net increase (decrease)	628,980	(1,804,386)	$9,203,642	$(25,236,483)
Class C
Shares sold	507,178	690,767	$7,204,340	$9,279,485
Reinvestment of distributions	329,374	270,239	4,630,357	3,416,666
Shares redeemed	(1,508,874)	(1,306,698)	(21,383,347)	(17,415,040)
Net increase (decrease)	(672,322)	(345,692)	$(9,548,650)	$(4,718,889)
Class I
Shares sold	15,111,463	18,869,667	$221,898,507	$258,302,688
Reinvestment of distributions	7,011,786	5,226,551	101,838,140	68,666,963
Shares redeemed	(24,576,851)	(24,331,686)	(358,685,175)	(331,324,363)
Net increase (decrease)	(2,453,602)	(235,468)	$(34,948,528)	$(4,354,712)
Class Z
Shares sold	3,493,164	1,443,507	$50,262,837	$20,025,136
Reinvestment of distributions	489,000	245,518	7,032,045	3,227,375
Shares redeemed	(1,157,440)	(695,804)	(16,635,267)	(9,461,355)
Net increase (decrease)	2,824,724	993,221	$40,659,615	$13,791,156
Class Z6
Shares sold	7,056,042	4,812,512	$101,842,347	$66,455,017
Reinvestment of distributions	1,025,564	548,252	14,821,433	7,262,722
Shares redeemed	(3,538,893)	(2,195,854)	(52,148,192)	(30,038,236)
Net increase (decrease)	4,542,713	3,164,910	$64,515,588	$43,679,503
Fidelity Advisor Freedom 2030 Fund
Class A
Shares sold	13,822,101	14,450,751	$220,104,948	$210,607,852
Reinvestment of distributions	7,599,964	5,898,819	119,751,540	82,034,909
Shares redeemed	(19,306,197)	(23,240,151)	(307,169,091)	(340,347,964)
Net increase (decrease)	2,115,868	(2,890,581)	$32,687,397	$(47,705,203)
Class M
Shares sold	4,848,926	5,351,504	$76,673,190	$77,685,363
Reinvestment of distributions	2,931,924	2,196,766	45,831,859	30,338,954
Shares redeemed	(6,748,400)	(8,158,254)	(106,326,732)	(117,825,483)
Net increase (decrease)	1,032,450	(609,984)	$16,178,317	$(9,801,166)
Class C
Shares sold	667,794	726,941	$10,424,536	$10,441,689
Reinvestment of distributions	390,019	301,248	5,981,415	4,072,149
Shares redeemed	(1,431,321)	(1,197,137)	(22,099,836)	(17,207,670)
Net increase (decrease)	(373,508)	(168,948)	$(5,693,885)	$(2,693,832)
Class I
Shares sold	16,865,921	20,320,256	$270,400,901	$298,795,613
Reinvestment of distributions	7,638,759	5,689,519	121,228,263	79,829,517
Shares redeemed	(23,245,186)	(23,835,499)	(371,389,658)	(349,410,864)
Net increase (decrease)	1,259,494	2,174,276	$20,239,506	$29,214,266
Class Z
Shares sold	3,243,909	1,197,642	$50,713,338	$17,513,265
Reinvestment of distributions	477,841	250,203	7,515,038	3,513,833
Shares redeemed	(750,032)	(591,462)	(11,709,511)	(8,545,973)
Net increase (decrease)	2,971,718	856,383	$46,518,865	$12,481,125
Class Z6
Shares sold	7,111,192	5,238,664	$112,484,451	$79,128,455
Reinvestment of distributions	1,186,411	605,508	18,733,705	8,610,966
Shares redeemed	(3,853,356)	(1,812,320)	(61,820,231)	(26,929,863)
Net increase (decrease)	4,444,247	4,031,852	$69,397,925	$60,809,558
Fidelity Advisor Freedom 2035 Fund
Class A
Shares sold	12,639,290	12,745,894	$203,032,281	$180,877,431
Reinvestment of distributions	6,550,338	4,931,603	104,192,772	65,328,886
Shares redeemed	(17,587,270)	(19,536,651)	(281,137,226)	(278,275,054)
Net increase (decrease)	1,602,358	(1,859,154)	$26,087,827	$(32,068,737)
Class M
Shares sold	4,595,080	5,027,991	$72,829,152	$70,690,291
Reinvestment of distributions	2,525,083	1,877,271	39,570,181	24,479,138
Shares redeemed	(6,159,903)	(7,420,144)	(97,066,919)	(104,431,074)
Net increase (decrease)	960,260	(514,882)	$15,332,414	$(9,261,645)
Class C
Shares sold	571,508	589,666	$8,781,884	$8,101,471
Reinvestment of distributions	299,156	226,626	4,564,782	2,870,863
Shares redeemed	(1,100,176)	(759,576)	(16,947,905)	(10,379,060)
Net increase (decrease)	(229,512)	56,716	$(3,601,239)	$593,274
Class I
Shares sold	15,108,021	18,572,423	$244,137,633	$265,452,429
Reinvestment of distributions	6,659,932	4,834,164	107,042,090	64,952,173
Shares redeemed	(20,486,686)	(21,055,945)	(330,105,610)	(299,130,740)
Net increase (decrease)	1,281,267	2,350,642	$21,074,113	$31,273,862
Class Z
Shares sold	3,430,032	1,027,427	$53,716,746	$14,564,561
Reinvestment of distributions	415,251	191,974	6,614,577	2,597,042
Shares redeemed	(644,670)	(329,885)	(10,016,750)	(4,629,276)
Net increase (decrease)	3,200,613	889,516	$50,314,573	$12,532,327
Class Z6
Shares sold	7,378,883	4,805,545	$117,971,579	$71,285,133
Reinvestment of distributions	1,064,523	464,398	17,079,175	6,356,350
Shares redeemed	(2,982,246)	(1,494,278)	(48,333,157)	(21,550,231)
Net increase (decrease)	5,461,160	3,775,665	$86,717,597	$56,091,252
Fidelity Advisor Freedom 2040 Fund
Class A
Shares sold	9,666,804	11,088,110	$170,336,699	$168,289,951
Reinvestment of distributions	5,530,248	4,031,211	96,572,949	56,477,993
Shares redeemed	(13,417,705)	(18,441,716)	(236,121,655)	(282,099,262)
Net increase (decrease)	1,779,347	(3,322,395)	$30,787,993	$(57,331,318)
Class M
Shares sold	3,504,478	4,007,260	$61,132,334	$60,718,878
Reinvestment of distributions	2,242,880	1,586,610	38,815,134	22,021,734
Shares redeemed	(5,055,734)	(6,292,100)	(88,129,523)	(94,677,902)
Net increase (decrease)	691,624	(698,230)	$11,817,945	$(11,937,290)
Class C
Shares sold	342,532	418,741	$5,785,079	$6,191,883
Reinvestment of distributions	286,356	229,971	4,806,804	3,082,923
Shares redeemed	(1,280,882)	(810,299)	(21,705,622)	(12,145,392)
Net increase (decrease)	(651,994)	(161,587)	$(11,113,739)	$(2,870,586)
Class I
Shares sold	12,901,795	16,269,650	$229,290,722	$250,179,380
Reinvestment of distributions	5,806,370	3,936,511	102,366,066	56,008,263
Shares redeemed	(17,314,005)	(19,052,246)	(304,667,629)	(292,128,846)
Net increase (decrease)	1,394,160	1,153,915	$26,989,159	$14,058,797
Class Z
Shares sold	2,517,597	1,077,828	$43,143,811	$16,509,881
Reinvestment of distributions	325,175	133,713	5,683,696	1,935,717
Shares redeemed	(425,531)	(369,652)	(7,272,198)	(5,689,099)
Net increase (decrease)	2,417,241	841,889	$41,555,309	$12,756,499
Class Z6
Shares sold	5,901,761	4,180,386	$102,603,778	$66,988,095
Reinvestment of distributions	918,701	390,936	16,155,135	5,694,932
Shares redeemed	(2,607,021)	(1,334,628)	(46,192,189)	(20,719,533)
Net increase (decrease)	4,213,441	3,236,694	$72,566,724	$51,963,494
Fidelity Advisor Freedom 2045 Fund
Class A
Shares sold	9,649,837	11,191,576	$133,898,979	$133,453,232
Reinvestment of distributions	4,387,075	2,950,953	60,377,531	32,543,699
Shares redeemed	(13,879,621)	(15,915,683)	(191,796,789)	(191,641,624)
Net increase (decrease)	157,291	(1,773,154)	$2,479,721	$(25,644,693)
Class M
Shares sold	3,881,450	3,854,236	$53,085,927	$45,270,063
Reinvestment of distributions	1,812,474	1,170,123	24,625,600	12,709,640
Shares redeemed	(4,953,325)	(5,470,768)	(67,551,694)	(63,750,883)
Net increase (decrease)	740,599	(446,409)	$10,159,833	$(5,771,180)
Class C
Shares sold	338,793	420,321	$4,539,630	$4,815,222
Reinvestment of distributions	221,870	144,445	2,947,984	1,529,287
Shares redeemed	(748,315)	(470,241)	(10,031,652)	(5,458,489)
Net increase (decrease)	(187,652)	94,525	$(2,544,038)	$886,020
Class I
Shares sold	14,731,521	16,525,488	$205,890,352	$198,984,474
Reinvestment of distributions	5,338,558	3,316,272	74,182,170	37,066,639
Shares redeemed	(18,238,078)	(18,908,867)	(251,890,540)	(226,787,258)
Net increase (decrease)	1,832,001	932,893	$28,181,982	$9,263,855
Class Z
Shares sold	2,892,354	927,795	$38,467,997	$11,236,523
Reinvestment of distributions	308,832	127,632	4,253,210	1,444,539
Shares redeemed	(680,322)	(273,947)	(9,060,906)	(3,187,870)
Net increase (decrease)	2,520,864	781,480	$33,660,301	$9,493,192
Class Z6
Shares sold	7,025,548	4,475,576	$96,049,813	$55,829,092
Reinvestment of distributions	930,148	357,495	12,905,402	4,100,077
Shares redeemed	(2,962,249)	(1,357,321)	(41,556,813)	(16,771,610)
Net increase (decrease)	4,993,447	3,475,750	$67,398,402	$43,157,559
Fidelity Advisor Freedom 2050 Fund
Class A
Shares sold	9,176,782	10,461,752	$127,260,936	$123,898,202
Reinvestment of distributions	3,461,784	2,350,241	47,682,530	25,805,835
Shares redeemed	(11,390,502)	(13,356,309)	(158,037,343)	(161,529,200)
Net increase (decrease)	1,248,064	(544,316)	$16,906,123	$(11,825,163)
Class M
Shares sold	3,255,783	3,666,000	$44,677,606	$43,189,465
Reinvestment of distributions	1,394,626	922,314	19,025,895	10,007,819
Shares redeemed	(3,939,776)	(4,896,373)	(54,171,513)	(57,671,647)
Net increase (decrease)	710,633	(308,059)	$9,531,988	$(4,474,363)
Class C
Shares sold	397,166	509,340	$5,355,491	$5,940,775
Reinvestment of distributions	213,969	139,713	2,861,315	1,480,154
Shares redeemed	(693,023)	(508,675)	(9,354,142)	(6,064,835)
Net increase (decrease)	(81,888)	140,378	$(1,137,336)	$1,356,094
Class I
Shares sold	13,837,779	15,204,297	$193,954,871	$182,833,214
Reinvestment of distributions	4,642,288	2,813,838	64,556,686	31,355,113
Shares redeemed	(16,287,591)	(15,355,290)	(225,297,053)	(184,145,720)
Net increase (decrease)	2,192,476	2,662,845	$33,214,504	$30,042,607
Class Z
Shares sold	2,176,883	920,087	$29,147,980	$11,271,700
Reinvestment of distributions	231,494	88,503	3,194,274	1,004,896
Shares redeemed	(499,554)	(285,489)	(6,776,658)	(3,386,319)
Net increase (decrease)	1,908,823	723,101	$25,565,596	$8,890,277
Class Z6
Shares sold	5,666,290	4,164,432	$77,356,949	$51,802,873
Reinvestment of distributions	784,936	279,485	10,898,640	3,208,831
Shares redeemed	(2,354,156)	(872,299)	(32,888,925)	(10,735,970)
Net increase (decrease)	4,097,070	3,571,618	$55,366,664	$44,275,734
Fidelity Advisor Freedom 2055 Fund
Class A
Shares sold	6,047,361	7,201,619	$94,061,450	$95,780,791
Reinvestment of distributions	1,699,532	1,100,380	26,282,591	13,481,125
Shares redeemed	(7,410,663)	(7,505,755)	(116,078,823)	(102,029,481)
Net increase (decrease)	336,230	796,244	$4,265,218	$7,232,435
Class M
Shares sold	2,048,088	2,323,581	$31,591,967	$30,661,854
Reinvestment of distributions	695,148	414,536	10,655,831	5,020,721
Shares redeemed	(2,164,034)	(2,338,534)	(33,226,040)	(31,319,085)
Net increase (decrease)	579,202	399,583	$9,021,758	$4,363,490
Class C
Shares sold	184,863	246,332	$2,822,609	$3,195,857
Reinvestment of distributions	95,560	54,530	1,447,609	649,972
Shares redeemed	(257,433)	(157,772)	(3,936,635)	(2,142,717)
Net increase (decrease)	22,990	143,090	$333,583	$1,703,112
Class I
Shares sold	9,748,871	9,698,105	$152,891,293	$129,655,186
Reinvestment of distributions	2,604,091	1,465,469	40,542,999	18,143,614
Shares redeemed	(10,867,107)	(9,182,324)	(167,636,529)	(122,933,697)
Net increase (decrease)	1,485,855	1,981,250	$25,797,763	$24,865,103
Class Z
Shares sold	1,329,081	646,572	$19,938,182	$8,858,276
Reinvestment of distributions	126,627	43,817	1,954,101	559,586
Shares redeemed	(344,080)	(160,552)	(5,261,472)	(2,148,115)
Net increase (decrease)	1,111,628	529,837	$16,630,811	$7,269,747
Class Z6
Shares sold	4,125,096	2,396,671	$62,937,893	$33,205,378
Reinvestment of distributions	445,662	154,674	6,930,540	1,954,044
Shares redeemed	(1,386,778)	(864,315)	(21,734,644)	(11,793,097)
Net increase (decrease)	3,183,980	1,687,030	$48,133,789	$23,366,325
Fidelity Advisor Freedom 2060 Fund
Class A
Shares sold	3,681,057	3,931,869	$52,208,260	$47,411,935
Reinvestment of distributions	681,702	377,693	9,625,475	4,207,497
Shares redeemed	(3,466,895)	(3,110,815)	(49,556,224)	(38,578,377)
Net increase (decrease)	895,864	1,198,747	$12,277,511	$13,041,055
Class M
Shares sold	1,402,238	1,510,467	$19,821,893	$18,419,860
Reinvestment of distributions	261,610	124,299	3,681,352	1,378,867
Shares redeemed	(976,114)	(941,887)	(13,806,821)	(11,571,055)
Net increase (decrease)	687,734	692,879	$9,696,424	$8,227,672
Class C
Shares sold	174,681	169,027	$2,453,258	$1,992,858
Reinvestment of distributions	44,344	21,271	621,155	231,734
Shares redeemed	(94,288)	(116,309)	(1,303,013)	(1,409,448)
Net increase (decrease)	124,737	73,989	$1,771,400	$815,144
Class I
Shares sold	6,265,081	5,738,684	$89,508,673	$69,292,017
Reinvestment of distributions	1,051,695	493,664	14,928,853	5,558,415
Shares redeemed	(5,396,444)	(3,989,277)	(75,963,700)	(48,515,420)
Net increase (decrease)	1,920,332	2,243,071	$28,473,826	$26,335,012
Class Z
Shares sold	761,337	301,152	$10,453,007	$3,813,013
Reinvestment of distributions	53,093	12,820	748,976	151,089
Shares redeemed	(147,840)	(59,901)	(2,048,091)	(725,312)
Net increase (decrease)	666,590	254,071	$9,153,892	$3,238,790
Class Z6
Shares sold	2,215,217	1,206,323	$30,863,126	$15,062,917
Reinvestment of distributions	183,640	49,814	2,605,912	573,340
Shares redeemed	(556,195)	(361,627)	(7,915,287)	(4,536,691)
Net increase (decrease)	1,842,662	894,510	$25,553,751	$11,099,566
Fidelity Advisor Freedom 2065 Fund
Class A
Shares sold	1,118,899	739,669	$14,612,128	$8,417,225
Reinvestment of distributions	69,461	12,229	910,391	136,931
Shares redeemed	(466,915)	(233,138)	(6,116,986)	(2,703,211)
Net increase (decrease)	721,445	518,760	$9,405,533	$5,850,945
Class M
Shares sold	450,420	77,047	$5,901,108	$871,743
Reinvestment of distributions	12,880	1,597	168,886	17,678
Shares redeemed	(201,021)	(21,491)	(2,580,427)	(252,002)
Net increase (decrease)	262,279	57,153	$3,489,567	$637,419
Class C
Shares sold	35,879	13,545	$465,084	$156,152
Reinvestment of distributions	2,656	556	34,691	5,871
Shares redeemed	(9,375)	(1,727)	(120,185)	(18,627)
Net increase (decrease)	29,160	12,374	$379,590	$143,396
Class I
Shares sold	1,387,882	908,443	$18,214,568	$10,525,557
Reinvestment of distributions	89,922	13,914	1,182,012	156,022
Shares redeemed	(654,012)	(283,365)	(8,493,003)	(3,243,374)
Net increase (decrease)	823,792	638,992	$10,903,577	$7,438,205
Class Z
Shares sold	134,242	24,345	$1,725,588	$282,306
Reinvestment of distributions	5,032	847	66,373	9,465
Shares redeemed	(27,985)	(4,241)	(363,025)	(50,621)
Net increase (decrease)	111,289	20,951	$1,428,936	$241,150
Class Z6
Shares sold	543,282	183,979	$7,084,877	$2,253,917
Reinvestment of distributions	23,040	2,709	304,205	28,915
Shares redeemed	(157,667)	(96,498)	(2,075,129)	(985,713)
Net increase (decrease)	408,655	90,190	$5,313,953	$1,297,119

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Advisor Freedom 2030 Fund	Fidelity Advisor Freedom 2035 Fund	Fidelity Advisor Freedom 2040 Fund	Fidelity Advisor Freedom 2045 Fund
Fidelity Advisor Series Equity Growth Fund	13%	15%	16%	11%
Fidelity Advisor Series Growth Opportunities Fund	13%	15%	16%	11%
Fidelity Advisor Series Small Cap Fund	13%	15%	16%	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Advisor Series Equity Growth Fund	90%
Fidelity Advisor Series Growth Opportunities Fund	90%
Fidelity Advisor Series Small Cap Fund	90%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund and Fidelity Advisor Freedom 2065 Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund, and Fidelity Advisor Freedom 2065 Fund (the “Funds”), each a fund of Fidelity Aberdeen Street Trust, including the schedules of investments, as of March 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, except for the financial highlights for Fidelity Advisor Freedom 2065 Fund; which are for each of the two years in the period then ended and for the period from June 28, 2019 (commencement of operations) through March 31, 2020; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of March 31, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the period mentioned above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal controls over financial reporting. As part of our audits we are required to obtain an understanding of internal controls over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal controls over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

May 12, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 292 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President and Director of Fidelity Diversifying Solutions LLC (investment adviser firm, 2021-present), President and Director of FIAM LLC (investment adviser firm, 2020-present), and is an employee of Fidelity Investments (2018-present). Previously, Mr. Zlotnikov served as President and Chief Investment Officer of Global Asset Allocation (2018-2020). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2002-2018).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period-B October 1, 2021 to March 31, 2022
Fidelity Advisor Freedom Income Fund
Class A	.72%
Actual		$1,000.00	$965.80	$3.53
Hypothetical-C		$1,000.00	$1,021.34	$3.63
Class M	.97%
Actual		$1,000.00	$963.90	$4.75
Hypothetical-C		$1,000.00	$1,020.09	$4.89
Class C	1.47%
Actual		$1,000.00	$961.60	$7.19
Hypothetical-C		$1,000.00	$1,017.60	$7.39
Class I	.47%
Actual		$1,000.00	$966.20	$2.30
Hypothetical-C		$1,000.00	$1,022.59	$2.37
Class Z	.41%
Actual		$1,000.00	$966.50	$2.01
Hypothetical-C		$1,000.00	$1,022.89	$2.07
Class Z6	.36%
Actual		$1,000.00	$966.80	$1.77
Hypothetical-C		$1,000.00	$1,023.14	$1.82
Fidelity Advisor Freedom 2005 Fund
Class A	.72%
Actual		$1,000.00	$965.20	$3.53
Hypothetical-C		$1,000.00	$1,021.34	$3.63
Class M	.96%
Actual		$1,000.00	$964.40	$4.70
Hypothetical-C		$1,000.00	$1,020.14	$4.84
Class C	1.46%
Actual		$1,000.00	$962.00	$7.14
Hypothetical-C		$1,000.00	$1,017.65	$7.34
Class I	.47%
Actual		$1,000.00	$966.60	$2.30
Hypothetical-C		$1,000.00	$1,022.59	$2.37
Class Z	.42%
Actual		$1,000.00	$967.00	$2.06
Hypothetical-C		$1,000.00	$1,022.84	$2.12
Class Z6	.36%
Actual		$1,000.00	$967.30	$1.77
Hypothetical-C		$1,000.00	$1,023.14	$1.82
Fidelity Advisor Freedom 2010 Fund
Class A	.75%
Actual		$1,000.00	$966.20	$3.68
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class M	1.00%
Actual		$1,000.00	$965.10	$4.90
Hypothetical-C		$1,000.00	$1,019.95	$5.04
Class C	1.50%
Actual		$1,000.00	$962.70	$7.34
Hypothetical-C		$1,000.00	$1,017.45	$7.54
Class I	.50%
Actual		$1,000.00	$966.90	$2.45
Hypothetical-C		$1,000.00	$1,022.44	$2.52
Class Z	.44%
Actual		$1,000.00	$966.60	$2.16
Hypothetical-C		$1,000.00	$1,022.74	$2.22
Class Z6	.38%
Actual		$1,000.00	$967.40	$1.86
Hypothetical-C		$1,000.00	$1,023.04	$1.92
Fidelity Advisor Freedom 2015 Fund
Class A	.79%
Actual		$1,000.00	$966.00	$3.87
Hypothetical-C		$1,000.00	$1,020.99	$3.98
Class M	1.04%
Actual		$1,000.00	$964.90	$5.09
Hypothetical-C		$1,000.00	$1,019.75	$5.24
Class C	1.54%
Actual		$1,000.00	$962.50	$7.53
Hypothetical-C		$1,000.00	$1,017.25	$7.75
Class I	.54%
Actual		$1,000.00	$967.70	$2.65
Hypothetical-C		$1,000.00	$1,022.24	$2.72
Class Z	.47%
Actual		$1,000.00	$967.60	$2.31
Hypothetical-C		$1,000.00	$1,022.59	$2.37
Class Z6	.40%
Actual		$1,000.00	$967.50	$1.96
Hypothetical-C		$1,000.00	$1,022.94	$2.02
Fidelity Advisor Freedom 2020 Fund
Class A	.83%
Actual		$1,000.00	$965.60	$4.07
Hypothetical-C		$1,000.00	$1,020.79	$4.18
Class M	1.08%
Actual		$1,000.00	$964.40	$5.29
Hypothetical-C		$1,000.00	$1,019.55	$5.44
Class C	1.58%
Actual		$1,000.00	$962.40	$7.73
Hypothetical-C		$1,000.00	$1,017.05	$7.95
Class I	.58%
Actual		$1,000.00	$967.20	$2.84
Hypothetical-C		$1,000.00	$1,022.04	$2.92
Class Z	.51%
Actual		$1,000.00	$967.10	$2.50
Hypothetical-C		$1,000.00	$1,022.39	$2.57
Class Z6	.42%
Actual		$1,000.00	$968.00	$2.06
Hypothetical-C		$1,000.00	$1,022.84	$2.12
Fidelity Advisor Freedom 2025 Fund
Class A	.88%
Actual		$1,000.00	$966.80	$4.32
Hypothetical-C		$1,000.00	$1,020.54	$4.43
Class M	1.13%
Actual		$1,000.00	$965.70	$5.54
Hypothetical-C		$1,000.00	$1,019.30	$5.69
Class C	1.63%
Actual		$1,000.00	$963.40	$7.98
Hypothetical-C		$1,000.00	$1,016.80	$8.20
Class I	.63%
Actual		$1,000.00	$968.30	$3.09
Hypothetical-C		$1,000.00	$1,021.79	$3.18
Class Z	.54%
Actual		$1,000.00	$967.90	$2.65
Hypothetical-C		$1,000.00	$1,022.24	$2.72
Class Z6	.44%
Actual		$1,000.00	$968.60	$2.16
Hypothetical-C		$1,000.00	$1,022.74	$2.22
Fidelity Advisor Freedom 2030 Fund
Class A	.92%
Actual		$1,000.00	$968.00	$4.51
Hypothetical-C		$1,000.00	$1,020.34	$4.63
Class M	1.17%
Actual		$1,000.00	$966.60	$5.74
Hypothetical-C		$1,000.00	$1,019.10	$5.89
Class C	1.67%
Actual		$1,000.00	$964.70	$8.18
Hypothetical-C		$1,000.00	$1,016.60	$8.40
Class I	.67%
Actual		$1,000.00	$969.60	$3.29
Hypothetical-C		$1,000.00	$1,021.59	$3.38
Class Z	.58%
Actual		$1,000.00	$969.30	$2.85
Hypothetical-C		$1,000.00	$1,022.04	$2.92
Class Z6	.46%
Actual		$1,000.00	$970.00	$2.26
Hypothetical-C		$1,000.00	$1,022.64	$2.32
Fidelity Advisor Freedom 2035 Fund
Class A	.96%
Actual		$1,000.00	$972.60	$4.72
Hypothetical-C		$1,000.00	$1,020.14	$4.84
Class M	1.21%
Actual		$1,000.00	$971.10	$5.95
Hypothetical-C		$1,000.00	$1,018.90	$6.09
Class C	1.71%
Actual		$1,000.00	$968.40	$8.39
Hypothetical-C		$1,000.00	$1,016.40	$8.60
Class I	.71%
Actual		$1,000.00	$973.60	$3.49
Hypothetical-C		$1,000.00	$1,021.39	$3.58
Class Z	.61%
Actual		$1,000.00	$974.10	$3.00
Hypothetical-C		$1,000.00	$1,021.89	$3.07
Class Z6	.48%
Actual		$1,000.00	$974.40	$2.36
Hypothetical-C		$1,000.00	$1,022.54	$2.42
Fidelity Advisor Freedom 2040 Fund
Class A	1.00%
Actual		$1,000.00	$977.00	$4.93
Hypothetical-C		$1,000.00	$1,019.95	$5.04
Class M	1.25%
Actual		$1,000.00	$976.10	$6.16
Hypothetical-C		$1,000.00	$1,018.70	$6.29
Class C	1.75%
Actual		$1,000.00	$973.10	$8.61
Hypothetical-C		$1,000.00	$1,016.21	$8.80
Class I	.75%
Actual		$1,000.00	$978.10	$3.70
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class Z	.64%
Actual		$1,000.00	$978.70	$3.16
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class Z6	.49%
Actual		$1,000.00	$979.50	$2.42
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Advisor Freedom 2045 Fund
Class A	1.00%
Actual		$1,000.00	$977.30	$4.93
Hypothetical-C		$1,000.00	$1,019.95	$5.04
Class M	1.25%
Actual		$1,000.00	$975.90	$6.16
Hypothetical-C		$1,000.00	$1,018.70	$6.29
Class C	1.75%
Actual		$1,000.00	$973.10	$8.61
Hypothetical-C		$1,000.00	$1,016.21	$8.80
Class I	.75%
Actual		$1,000.00	$978.00	$3.70
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class Z	.64%
Actual		$1,000.00	$978.50	$3.16
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class Z6	.49%
Actual		$1,000.00	$979.40	$2.42
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Advisor Freedom 2050 Fund
Class A	1.00%
Actual		$1,000.00	$977.10	$4.93
Hypothetical-C		$1,000.00	$1,019.95	$5.04
Class M	1.25%
Actual		$1,000.00	$975.70	$6.16
Hypothetical-C		$1,000.00	$1,018.70	$6.29
Class C	1.75%
Actual		$1,000.00	$972.90	$8.61
Hypothetical-C		$1,000.00	$1,016.21	$8.80
Class I	.75%
Actual		$1,000.00	$977.80	$3.70
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class Z	.64%
Actual		$1,000.00	$979.00	$3.16
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class Z6	.49%
Actual		$1,000.00	$979.10	$2.42
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Advisor Freedom 2055 Fund
Class A	1.00%
Actual		$1,000.00	$976.90	$4.93
Hypothetical-C		$1,000.00	$1,019.95	$5.04
Class M	1.25%
Actual		$1,000.00	$976.30	$6.16
Hypothetical-C		$1,000.00	$1,018.70	$6.29
Class C	1.75%
Actual		$1,000.00	$973.50	$8.61
Hypothetical-C		$1,000.00	$1,016.21	$8.80
Class I	.75%
Actual		$1,000.00	$977.80	$3.70
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class Z	.64%
Actual		$1,000.00	$978.30	$3.16
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class Z6	.49%
Actual		$1,000.00	$979.90	$2.42
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Advisor Freedom 2060 Fund
Class A	1.00%
Actual		$1,000.00	$976.40	$4.93
Hypothetical-C		$1,000.00	$1,019.95	$5.04
Class M	1.25%
Actual		$1,000.00	$975.50	$6.16
Hypothetical-C		$1,000.00	$1,018.70	$6.29
Class C	1.75%
Actual		$1,000.00	$972.70	$8.61
Hypothetical-C		$1,000.00	$1,016.21	$8.80
Class I	.75%
Actual		$1,000.00	$978.50	$3.70
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class Z	.64%
Actual		$1,000.00	$978.30	$3.16
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class Z6	.49%
Actual		$1,000.00	$979.20	$2.42
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Advisor Freedom 2065 Fund
Class A	1.00%
Actual		$1,000.00	$976.40	$4.93
Hypothetical-C		$1,000.00	$1,019.95	$5.04
Class M	1.25%
Actual		$1,000.00	$975.10	$6.16
Hypothetical-C		$1,000.00	$1,018.70	$6.29
Class C	1.75%
Actual		$1,000.00	$973.00	$8.61
Hypothetical-C		$1,000.00	$1,016.21	$8.80
Class I	.75%
Actual		$1,000.00	$977.70	$3.70
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class Z	.64%
Actual		$1,000.00	$978.00	$3.16
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class Z6	.49%
Actual		$1,000.00	$979.20	$2.42
Hypothetical-C		$1,000.00	$1,022.49	$2.47

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2022, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Advisor Freedom Income Fund	$6,774,546
Fidelity Advisor Freedom 2005 Fund	$6,352,413
Fidelity Advisor Freedom 2010 Fund	$18,283,137
Fidelity Advisor Freedom 2015 Fund	$49,436,189
Fidelity Advisor Freedom 2020 Fund	$134,378,196
Fidelity Advisor Freedom 2025 Fund	$190,526,836
Fidelity Advisor Freedom 2030 Fund	$226,016,105
Fidelity Advisor Freedom 2035 Fund	$219,664,564
Fidelity Advisor Freedom 2040 Fund	$219,499,000
Fidelity Advisor Freedom 2045 Fund	$151,127,237
Fidelity Advisor Freedom 2050 Fund	$126,495,475
Fidelity Advisor Freedom 2055 Fund	$77,093,818
Fidelity Advisor Freedom 2060 Fund	$30,340,587
Fidelity Advisor Freedom 2065 Fund	$3,218,656

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Advisor Freedom Income Fund	20.75%
Fidelity Advisor Freedom 2005 Fund	18.74%
Fidelity Advisor Freedom 2010 Fund	14.02%
Fidelity Advisor Freedom 2015 Fund	10.71%
Fidelity Advisor Freedom 2020 Fund	8.22%
Fidelity Advisor Freedom 2025 Fund	6.79%
Fidelity Advisor Freedom 2030 Fund	5.58%
Fidelity Advisor Freedom 2035 Fund	2.58%
Fidelity Advisor Freedom 2040 Fund	1.90%
Fidelity Advisor Freedom 2045 Fund	1.88%
Fidelity Advisor Freedom 2050 Fund	1.88%
Fidelity Advisor Freedom 2055 Fund	1.87%
Fidelity Advisor Freedom 2060 Fund	1.84%
Fidelity Advisor Freedom 2065 Fund	1.74%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Class A	Class M	Class C	Class I	Class Z	Class Z6
Fidelity Advisor Freedom Income Fund
April 2021	–	–	–	0%	0%	0%
May 2021	0%	0%	0%	0%	0%	0%
June 2021	8%	–	–	2%	2%	2%
July 2021	5%	–	–	2%	2%	2%
August 2021	5%	–	–	2%	2%	2%
September 2021	4%	7%	–	2%	2%	2%
October 2021	3%	3%	3%	3%	3%	3%
November 2021	5%	–	–	2%	2%	2%
December 2021	3%	3%	3%	3%	3%	3%
February 2022	12%	–	–	4%	4%	3%
March 2022	–	–	–	6%	4%	4%
Fidelity Advisor Freedom 2005 Fund
May 2021	4%	34%	–	2%	2%	2%
December 2021	4%	4%	5%	3%	3%	3%
Fidelity Advisor Freedom 2010 Fund
May 2021	12%	–	–	5%	4%	4%
December 2021	6%	6%	7%	5%	5%	5%
Fidelity Advisor Freedom 2015 Fund
May 2021	96%	–	–	11%	8%	7%
December 2021	7%	8%	9%	7%	6%	6%
Fidelity Advisor Freedom 2020 Fund
May 2021	–	–	–	100%	97%	54%
December 2021	8%	9%	10%	8%	8%	7%
Fidelity Advisor Freedom 2025 Fund
May 2021	–	–	–	–	–	–
December 2021	9%	10%	11%	9%	8%	8%
Fidelity Advisor Freedom 2030 Fund
May 2021	–	–	–	–	–	–
December 2021	10%	10%	12%	9%	9%	9%
Fidelity Advisor Freedom 2035 Fund
May 2021	–	–	–	–	–	–
December 2021	12%	13%	14%	12%	11%	11%
Fidelity Advisor Freedom 2040 Fund
May 2021	–	–	–	–	–	–
December 2021	14%	14%	16%	13%	12%	12%
Fidelity Advisor Freedom 2045 Fund
May 2021	–	–	–	–	–	–
December 2021	14%	14%	16%	13%	12%	12%
Fidelity Advisor Freedom 2050 Fund
May 2021	–	–	–	–	–	–
December 2021	14%	14%	16%	13%	12%	12%
Fidelity Advisor Freedom 2055 Fund
May 2021	–	–	–	–	–	–
December 2021	14%	15%	16%	13%	13%	12%
Fidelity Advisor Freedom 2060 Fund
May 2021	50%	–	–	14%	10%	9%
December 2021	14%	15%	16%	13%	13%	13%
Fidelity Advisor Freedom 2065 Fund
May 2021	11%	34%	–	7%	7%	5%
December 2021	14%	14%	16%	13%	13%	13%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Class I	Class Z	Class Z6
Fidelity Advisor Freedom Income Fund
April 2021	–	–	–	0%	0%	0%
May 2021	2%	2%	2%	2%	2%	2%
June 2021	31%	–	–	8%	8%	8%
July 2021	19%	–	–	10%	8%	8%
August 2021	18%	–	–	9%	9%	8%
September 2021	14%	27%	–	9%	8%	7%
October 2021	11%	12%	12%	11%	11%	11%
November 2021	18%	–	–	9%	9%	8%
December 2021	11%	12%	13%	11%	11%	11%
Fidelity Advisor Freedom 2005 Fund
May 2021	5%	39%	–	3%	3%	2%
December 2021	13%	14%	18%	12%	11%	11%
Fidelity Advisor Freedom 2010 Fund
May 2021	13%	–	–	6%	5%	5%
December 2021	16%	17%	21%	15%	15%	14%
Fidelity Advisor Freedom 2015 Fund
May 2021	100%	–	–	13%	10%	9%
December 2021	18%	20%	24%	17%	17%	16%
Fidelity Advisor Freedom 2020 Fund
May 2021	–	–	–	100%	100%	59%
December 2021	21%	22%	26%	19%	19%	19%
Fidelity Advisor Freedom 2025 Fund
May 2021	–	–	–	–	–	–
December 2021	22%	23%	27%	21%	20%	20%
Fidelity Advisor Freedom 2030 Fund
May 2021	–	–	–	–	–	–
December 2021	24%	25%	28%	22%	22%	21%
Fidelity Advisor Freedom 2035 Fund
May 2021	–	–	–	–	–	–
December 2021	28%	30%	33%	27%	26%	25%
Fidelity Advisor Freedom 2040 Fund
May 2021	–	–	–	–	–	–
December 2021	30%	32%	36%	29%	28%	27%
Fidelity Advisor Freedom 2045 Fund
May 2021	–	–	–	–	–	–
December 2021	31%	32%	36%	29%	28%	28%
Fidelity Advisor Freedom 2050 Fund
May 2021	–	–	–	–	–	–
December 2021	31%	32%	36%	29%	28%	28%
Fidelity Advisor Freedom 2055 Fund
May 2021	–	–	–	–	–	–
December 2021	31%	33%	36%	30%	29%	28%
Fidelity Advisor Freedom 2060 Fund
May 2021	44%	–	–	13%	10%	8%
December 2021	32%	33%	37%	30%	29%	28%
Fidelity Advisor Freedom 2065 Fund
May 2021	11%	35%	–	7%	7%	6%
December 2021	32%	32%	37%	31%	30%	29%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

	Class A	Class M	Class C	Class I	Class Z	Class Z6
Fidelity Advisor Freedom Income Fund
April 2021	–	–	–	0%	0%	0%
May 2021	1%	1%	1%	1%	1%	1%
June 2021	1%	–	–	1%	1%	1%
July 2021	1%	–	–	1%	1%	1%
August 2021	1%	–	–	1%	1%	1%
September 2021	1%	1%	–	1%	1%	1%
October 2021	1%	1%	1%	1%	1%	1%
November 2021	1%	–	–	1%	1%	1%
December 2021	1%	1%	1%	1%	1%	1%
February 2022	6%	–	–	2%	2%	2%
March 2022	–	–	–	3%	2%	2%
Fidelity Advisor Freedom 2005 Fund
May 2021	1%	1%	–	1%	1%	1%
December 2021	1%	1%	1%	1%	1%	1%
Fidelity Advisor Freedom 2010 Fund
May 2021	1%	–	–	1%	1%	1%
December 2021	1%	1%	1%	1%	1%	1%
Fidelity Advisor Freedom 2015 Fund
May 2021	–	–	–	1%	1%	1%
December 2021	1%	1%	1%	1%	1%	1%
Fidelity Advisor Freedom 2020 Fund
May 2021	–	–	–	–	–	1%
December 2021	1%	1%	1%	1%	1%	1%
Fidelity Advisor Freedom 2025 Fund
May 2021	–	–	–	–	–	–
December 2021	1%	1%	1%	1%	1%	1%
Fidelity Advisor Freedom 2030 Fund
May 2021	–	–	–	–	–	–
December 2021	1%	1%	1%	1%	1%	1%
Fidelity Advisor Freedom 2035 Fund
May 2021	–	–	–	–	–	–
December 2021	1%	1%	1%	1%	1%	1%
Fidelity Advisor Freedom 2040 Fund
May 2021	–	–	–	–	–	–
December 2021	1%	1%	1%	1%	1%	1%
Fidelity Advisor Freedom 2045 Fund
May 2021	–	–	–	–	–	–
December 2021	1%	1%	1%	1%	1%	1%
Fidelity Advisor Freedom 2050 Fund
May 2021	–	–	–	–	–	–
December 2021	1%	1%	1%	1%	1%	1%
Fidelity Advisor Freedom 2055 Fund
May 2021	–	–	–	–	–	–
December 2021	1%	1%	1%	1%	1%	1%
Fidelity Advisor Freedom 2060 Fund
May 2021	1%	–	–	1%	1%	1%
December 2021	1%	1%	1%	1%	1%	1%
Fidelity Advisor Freedom 2065 Fund
May 2021	1%	1%	–	1%	1%	1%
December 2021	1%	1%	1%	1%	1%	1%

The funds will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

AFF-ANN-0522
1.792114.119

Fidelity Freedom® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065

Annual Report

March 31, 2022

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Fidelity Freedom® Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity Freedom® Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® Income Fund	(0.76)%	4.31%	4.02%
Class K	(0.72)%	4.35%	4.04%
Class K6	(0.64)%	4.40%	4.06%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® Income Fund, the original class of the fund.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® Income Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Income Fund, a class of the fund, on March 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$14,828	Fidelity Freedom® Income Fund
$12,480	Bloomberg U.S. Aggregate Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Fidelity Freedom® 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2005 Fund	(0.53)%	5.01%	4.94%
Class K	(0.49)%	5.05%	4.96%
Class K6	(0.48)%	5.10%	4.98%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2005 Fund, the original class of the fund.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2005 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2005 Fund, a class of the fund, on March 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$16,189	Fidelity Freedom® 2005 Fund
$12,480	Bloomberg U.S. Aggregate Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Fidelity Freedom® 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2010 Fund	(0.17)%	5.93%	5.88%
Class K	(0.07)%	6.00%	5.92%
Class K6	(0.02)%	6.06%	5.94%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2010 Fund, the original class of the fund.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2010 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2010 Fund, a class of the fund, on March 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$17,704	Fidelity Freedom® 2010 Fund
$12,480	Bloomberg U.S. Aggregate Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Fidelity Freedom® 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2015 Fund	0.19%	6.84%	6.55%
Class K	0.31%	6.90%	6.58%
Class K6	0.43%	7.00%	6.63%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2015 Fund, the original class of the fund.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2015 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2015 Fund, a class of the fund, on March 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$18,858	Fidelity Freedom® 2015 Fund
$12,480	Bloomberg U.S. Aggregate Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Fidelity Freedom® 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2020 Fund	0.66%	7.63%	7.17%
Class K	0.70%	7.71%	7.21%
Class K6	0.77%	7.81%	7.26%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2020 Fund, the original class of the fund.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2020 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2020 Fund, a class of the fund, on March 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index and the S&P 500 Index performed over the same period.

Period Ending Values
$19,993	Fidelity Freedom® 2020 Fund
$12,480	Bloomberg U.S. Aggregate Bond Index
$39,197	S&P 500® Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Effective October 1, 2021, the fund’s benchmark changed from the S&P 500 Index to the Bloomberg U.S. Aggregate Bond Index.

Fidelity Freedom® 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2025 Fund	0.99%	8.24%	7.88%
Class K	1.04%	8.32%	7.92%
Class K6	1.19%	8.46%	7.99%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2025 Fund, the original class of the fund.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2025 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2025 Fund, a class of the fund, on March 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$21,350	Fidelity Freedom® 2025 Fund
$39,197	S&P 500® Index

Fidelity Freedom® 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2030 Fund	1.41%	9.19%	8.65%
Class K	1.52%	9.29%	8.70%
Class K6	1.64%	9.43%	8.77%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2030 Fund, the original class of the fund.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2030 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2030 Fund, a class of the fund, on March 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$22,933	Fidelity Freedom® 2030 Fund
$39,197	S&P 500® Index

Fidelity Freedom® 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2035 Fund	2.38%	10.41%	9.59%
Class K	2.49%	10.50%	9.63%
Class K6	2.60%	10.67%	9.72%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2035 Fund, the original class of the fund.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2035 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2035 Fund, a class of the fund, on March 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$24,981	Fidelity Freedom® 2035 Fund
$39,197	S&P 500® Index

Fidelity Freedom® 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2040 Fund	3.14%	11.07%	9.95%
Class K	3.36%	11.19%	10.01%
Class K6	3.47%	11.33%	10.08%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2040 Fund, the original class of the fund.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2040 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2040 Fund, a class of the fund, on March 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$25,814	Fidelity Freedom® 2040 Fund
$39,197	S&P 500® Index

Fidelity Freedom® 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2045 Fund	3.19%	11.06%	10.00%
Class K	3.32%	11.19%	10.06%
Class K6	3.44%	11.33%	10.13%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2045 Fund, the original class of the fund.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2045 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2045 Fund, a class of the fund, on March 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$25,939	Fidelity Freedom® 2045 Fund
$39,197	S&P 500® Index

Fidelity Freedom® 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2050 Fund	3.20%	11.08%	10.02%
Class K	3.26%	11.18%	10.07%
Class K6	3.43%	11.34%	10.15%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2050 Fund, the original class of the fund.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2050 Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2050 Fund, a class of the fund, on March 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$25,987	Fidelity Freedom® 2050 Fund
$39,197	S&P 500® Index

Fidelity Freedom® 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2055 Fund	3.21%	11.07%	10.09%
Class K	3.33%	11.18%	10.14%
Class K6	3.51%	11.33%	10.22%

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2055 Fund, the original class of the fund.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2055 Fund, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2055 Fund, a class of the fund, on March 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$26,146	Fidelity Freedom® 2055 Fund
$39,197	S&P 500® Index

Fidelity Freedom® 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Past 5 years	Life of FundA
Fidelity Freedom® 2060 Fund	3.21%	11.07%	9.52%
Class K	3.35%	11.19%	9.60%
Class K6	3.51%	11.34%	9.70%

 A From August 5, 2014

 Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure.

 The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017 are those of Fidelity Freedom® 2060 Fund, the original class of the fund.

 The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2060 Fund, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2060 Fund, a class of the fund, on August 5, 2014, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$20,071	Fidelity Freedom® 2060 Fund
$27,342	S&P 500® Index

Fidelity Freedom® 2065 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Life of FundA
Fidelity Freedom® 2065 Fund	3.25%	13.16%
Class K	3.30%	13.27%
Class K6	3.43%	13.43%

 A From June 28, 2019

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2065 Fund, a class of the fund, on June 28, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$14,049	Fidelity Freedom® 2065 Fund
$16,126	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending March 31, 2022, global financial markets were influenced by the reopening of businesses, an improved outlook for global economic growth, and fiscal and monetary stimulus. Strong corporate earnings growth amid ongoing midcycle economic expansion in several countries provided support for risk assets. However, as the calendar turned, investors grappled with soaring inflation, increasing bond yields, supply constraint and disruption, and Russia’s invasion of Ukraine, which led to surging commodity prices.

International equities returned -1.33% the past 12 months, according to the MSCI ACWI (All Country World Index) ex USA Index. By region, emerging markets (-11%) lagged most, followed by Japan (-6%). Conversely, Canada (+21%) topped the broader index by a wide margin. The U.K. (+15%), Asia Pacific ex Japan (+3%) and Europe ex U.K. (+1%) also outperformed. By sector, consumer discretionary (-21%) and communication services (-16%) fared worst. In contrast, energy (+24%) notably outperformed due to rising prices for oil and natural gas. Materials and financials each gained about 10%.

U.S. stocks gained 11.67% for the 12 months, as measured by the Dow Jones U.S. Total Stock Market Index. Among sectors, energy (+64%) led the way. Real estate (+20%), utilities (+19%) and information technology (+16%) also showed strength. In contrast, communication services (-3%) notably lagged. Small-cap stocks widely trailed larger-caps, while value outpaced growth, except among large-caps. Commodities rose 49.25%, per the Bloomberg Commodity Index Total Return.

U.S. taxable investment-grade bonds returned -4.15%, according to the Bloomberg U.S. Aggregate Bond Index, amid rising market interest rates and inflation. In December, the U.S. Federal Reserve said it was time to retire the term “transitory” in describing U.S. inflation and raised prospects for three quarter-point rate hikes in 2022. Corporate bonds (-4.16%) trailed U.S. Treasuries (-3.67%). Commercial mortgage-backed securities (-4.46%) and agencies (-3.94%) also lost ground. Outside the index, Treasury Inflation-Protected Securities (+4.29%) and leveraged loans (+3.38%) gained, but other non-core groups declined, such as emerging-markets debt (-6.18%) and U.S. corporate high-yield bonds (-0.30%).

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  For the fiscal year, the shares of each Fidelity Freedom® Fund posted a return ranging from -0.76% for Fidelity Freedom Income Fund to 3.25% for Fidelity Freedom 2065 Fund. Each Fund underperformed its Composite index the past 12 months. Security selection among the underlying investment portfolios was the primary relative detractor, whereas active asset allocation contributed. Specifically, investments in underlying emerging-markets equity funds detracted most. In this asset class, Fidelity® Series Emerging-Markets Opportunities Fund (-19.20%) lagged the -11.36% result of its benchmark, the MSCI Emerging Markets Index. Underlying investments in U.S. equities also held back the Funds' performance versus Composites. Specifically, Fidelity®Series Growth Company Fund (+7.53%) hurt most, as the fund trailed the 12.86% advance of its benchmark, the Russell 3000® Growth Index. An investment in Fidelity® Series Blue Chip Growth Fund (+3.25%) also detracted, given the fund trailed the 14.98% gain of its benchmark, the Russell 1000® Growth Index. Conversely, investments in non-U.S. developed-markets equities and investment-grade bonds lifted the Funds' relative performance the past year. In terms of active asset allocation, a non-Composite allocation to commodities added relative value, given the 48.79% return for Fidelity® Series Commodity Strategy Fund. Underweighting investment-grade bonds also contributed versus Composites, as this asset class lagged many others in which the Funds invest. In contrast, positioning in equities detracted from the Funds' relative results. Lastly, an outsized allocation to emerging-markets equities hurt, as did an underweighting in strong-performing U.S. equities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Freedom® Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	39.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	15.9
Fidelity Series Government Money Market Fund 0.31%	10.0
Fidelity Series Emerging Markets Opportunities Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series International Developed Markets Bond Index Fund	3.1
Fidelity Series Short-Term Credit Fund	2.5
Fidelity Series International Value Fund	2.0
Fidelity Series Inflation-Protected Bond Index Fund	2.0
Fidelity Series Overseas Fund	2.0
86.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	7.8%
International Equity Funds	13.4%
Bond Funds	66.2%
Short-Term Funds	12.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Income Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.18% to 0.38% 4/28/22 to 6/9/22 (a)
(Cost $1,059,337)	1,060,000	1,059,323
	Shares	Value

Domestic Equity Funds - 7.8%
Fidelity Series All-Sector Equity Fund (b)	680,767	$7,338,669
Fidelity Series Blue Chip Growth Fund (b)	838,690	12,051,981
Fidelity Series Commodity Strategy Fund (b)	8,395,655	42,901,796
Fidelity Series Growth Company Fund (b)	1,651,348	30,038,017
Fidelity Series Intrinsic Opportunities Fund (b)	1,502,248	29,549,224
Fidelity Series Large Cap Stock Fund (b)	1,405,344	26,715,585
Fidelity Series Large Cap Value Index Fund (b)	654,586	10,054,443
Fidelity Series Opportunistic Insights Fund (b)	841,758	15,387,331
Fidelity Series Small Cap Discovery Fund (b)	247,427	3,313,051
Fidelity Series Small Cap Opportunities Fund (b)	798,086	10,869,932
Fidelity Series Stock Selector Large Cap Value Fund (b)	1,660,372	22,498,045
Fidelity Series Value Discovery Fund (b)	1,069,682	17,114,908
TOTAL DOMESTIC EQUITY FUNDS
(Cost $155,496,812)		227,832,982

International Equity Funds - 13.4%
Fidelity Series Canada Fund (b)	1,612,086	25,019,580
Fidelity Series Emerging Markets Fund (b)	1,894,548	17,581,404
Fidelity Series Emerging Markets Opportunities Fund (b)	8,608,285	158,392,451
Fidelity Series International Growth Fund (b)	3,459,488	57,358,305
Fidelity Series International Small Cap Fund (b)	882,361	15,838,374
Fidelity Series International Value Fund (b)	5,252,749	57,937,817
Fidelity Series Overseas Fund (b)	4,570,351	57,677,833
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $322,046,724)		389,805,764

Bond Funds - 66.2%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	46,069,162	462,073,693
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	298,964	2,870,052
Fidelity Series Emerging Markets Debt Fund (b)	1,793,840	14,799,181
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	544,079	4,902,152
Fidelity Series Floating Rate High Income Fund (b)	319,650	2,937,579
Fidelity Series High Income Fund (b)	1,914,200	17,400,076
Fidelity Series Inflation-Protected Bond Index Fund (b)	5,698,294	57,837,687
Fidelity Series International Credit Fund (b)	231,461	2,143,327
Fidelity Series International Developed Markets Bond Index Fund (b)	9,532,734	88,940,411
Fidelity Series Investment Grade Bond Fund (b)	105,559,897	1,151,658,480
Fidelity Series Long-Term Treasury Bond Index Fund (b)	13,958,243	106,361,810
Fidelity Series Real Estate Income Fund (b)	932,069	10,588,308
TOTAL BOND FUNDS
(Cost $1,927,083,076)		1,922,512,756

Short-Term Funds - 12.6%
Fidelity Cash Central Fund 0.31% (c)	938,977	939,165
Fidelity Series Government Money Market Fund 0.31% (b)(d)	291,427,485	291,427,485
Fidelity Series Short-Term Credit Fund (b)	7,486,666	72,994,989
TOTAL SHORT-TERM FUNDS
(Cost $366,721,399)		365,361,639
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,772,407,348)		2,906,572,464
NET OTHER ASSETS (LIABILITIES) - 0.0%		(185,255)
NET ASSETS - 100%		$2,906,387,209

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	63	June 2022	$6,754,860	$349,722	$349,722
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	142	June 2022	7,991,050	484,206	484,206
TOTAL PURCHASED					$833,928
Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	70	June 2022	15,857,625	(176,168)	(176,168)
TOTAL FUTURES CONTRACTS					$657,760

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,012,357.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$1,884,807	$8,835,116	$9,780,758	$1,201	$--	$--	$939,165	0.0%
Total	$1,884,807	$8,835,116	$9,780,758	$1,201	$--	$--	$939,165

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$481,458,267	$18,249,665	$1,794,703	$(19,505)	$(848,209)	$462,073,693
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	85,930,068	82,508,245	220,756	(551,766)	(5)	2,870,052
Fidelity Series All-Sector Equity Fund	8,543,965	2,274,317	3,009,718	1,527,823	548,915	(1,018,810)	7,338,669
Fidelity Series Blue Chip Growth Fund	13,557,862	6,215,092	5,770,845	2,682,516	874,943	(2,825,071)	12,051,981
Fidelity Series Canada Fund	16,957,854	8,227,333	4,253,315	531,343	276,995	3,810,713	25,019,580
Fidelity Series Commodity Strategy Fund	91,083,601	28,741,554	80,634,155	26,834,479	(1,051,897)	4,762,693	42,901,796
Fidelity Series Emerging Markets Debt Fund	17,676,887	1,571,065	2,980,046	769,037	(216,269)	(1,252,456)	14,799,181
Fidelity Series Emerging Markets Debt Local Currency Fund	5,754,943	750,424	1,044,021	213,373	(28,836)	(530,358)	4,902,152
Fidelity Series Emerging Markets Fund	23,215,427	5,209,467	6,765,001	610,425	769,854	(4,848,343)	17,581,404
Fidelity Series Emerging Markets Opportunities Fund	213,137,273	67,024,901	67,917,981	19,953,164	10,210,234	(64,061,976)	158,392,451
Fidelity Series Floating Rate High Income Fund	3,560,227	178,914	805,283	141,999	(57,486)	61,207	2,937,579
Fidelity Series Government Money Market Fund 0.31%	638,049,691	25,776,920	372,399,126	433,491	--	--	291,427,485
Fidelity Series Growth Company Fund	34,620,342	18,477,340	17,172,390	9,135,314	2,340,807	(8,228,082)	30,038,017
Fidelity Series High Income Fund	20,992,703	1,284,346	4,313,398	1,070,696	(28,882)	(534,693)	17,400,076
Fidelity Series Inflation-Protected Bond Index Fund	397,991,268	20,021,275	361,742,799	15,838,655	34,035,974	(32,468,031)	57,837,687
Fidelity Series International Credit Fund	2,237,066	72,193	--	72,194	--	(165,932)	2,143,327
Fidelity Series International Developed Markets Bond Index Fund	--	96,643,298	3,714,452	30,788	(46,451)	(3,941,984)	88,940,411
Fidelity Series International Growth Fund	47,520,417	29,889,311	14,184,921	4,954,630	93,936	(5,960,438)	57,358,305
Fidelity Series International Small Cap Fund	15,057,805	6,510,337	3,051,693	2,278,953	355,467	(3,033,542)	15,838,374
Fidelity Series International Value Fund	47,467,627	25,626,867	15,798,857	3,105,878	763,050	(120,870)	57,937,817
Fidelity Series Intrinsic Opportunities Fund	34,718,116	9,025,105	11,420,366	5,677,721	1,195,022	(3,968,653)	29,549,224
Fidelity Series Investment Grade Bond Fund	1,278,690,480	123,840,322	187,961,200	27,678,578	(2,015,697)	(60,895,425)	1,151,658,480
Fidelity Series Large Cap Stock Fund	30,352,675	4,474,277	9,156,869	2,645,368	1,891,246	(845,744)	26,715,585
Fidelity Series Large Cap Value Index Fund	11,188,318	1,352,192	3,040,240	691,912	481,462	72,711	10,054,443
Fidelity Series Long-Term Treasury Bond Index Fund	89,744,924	44,444,413	25,575,507	2,201,779	(1,685,638)	(566,382)	106,361,810
Fidelity Series Opportunistic Insights Fund	17,722,342	6,572,702	7,670,683	3,101,655	1,615,226	(2,852,256)	15,387,331
Fidelity Series Overseas Fund	47,599,899	26,590,211	15,562,231	1,841,560	992,466	(1,942,512)	57,677,833
Fidelity Series Real Estate Income Fund	12,626,216	589,763	3,019,098	464,978	323,715	67,712	10,588,308
Fidelity Series Short-Term Credit Fund	134,334,117	14,070,150	71,221,746	2,112,156	(151,982)	(4,035,550)	72,994,989
Fidelity Series Small Cap Discovery Fund	3,798,755	755,298	1,007,726	610,782	130,712	(363,988)	3,313,051
Fidelity Series Small Cap Opportunities Fund	12,704,610	5,122,872	4,294,019	3,064,998	616,859	(3,280,390)	10,869,932
Fidelity Series Stock Selector Large Cap Value Fund	25,655,317	5,925,586	8,194,259	4,244,460	1,072,598	(1,961,197)	22,498,045
Fidelity Series Value Discovery Fund	19,730,847	3,386,370	6,295,576	2,117,890	1,082,308	(789,041)	17,114,908
	$3,316,291,574	$1,158,032,550	$1,420,735,431	$148,654,054	$53,817,380	$(202,564,902)	$2,904,573,976

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$1,059,323	$--	$1,059,323	$--
Domestic Equity Funds	227,832,982	227,832,982	--	--
International Equity Funds	389,805,764	389,805,764	--	--
Bond Funds	1,922,512,756	1,922,512,756	--	--
Short-Term Funds	365,361,639	365,361,639	--	--
Total Investments in Securities:	$2,906,572,464	$2,905,513,141	$1,059,323	$--
Derivative Instruments:
Assets
Futures Contracts	$833,928	$833,928	$--	$--
Total Assets	$833,928	$833,928	$--	$--
Liabilities
Futures Contracts	$(176,168)	$(176,168)	$--	$--
Total Liabilities	$(176,168)	$(176,168)	$--	$--
Total Derivative Instruments:	$657,760	$657,760	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$833,928	$(176,168)
Total Equity Risk	833,928	(176,168)
Total Value of Derivatives	$833,928	$(176,168)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Income Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,059,337)	$1,059,323
Fidelity Central Funds (cost $939,158)	939,165
Other affiliated issuers (cost $2,770,408,853)	2,904,573,976
Total Investment in Securities (cost $2,772,407,348)		$2,906,572,464
Receivable for investments sold		85,083,452
Receivable for fund shares sold		1,290,911
Distributions receivable from Fidelity Central Funds		129
Total assets		2,992,946,956
Liabilities
Payable for investments purchased	$82,896,328
Payable for fund shares redeemed	2,457,435
Accrued management fee	1,076,825
Payable for daily variation margin on futures contracts	129,159
Total liabilities		86,559,747
Net Assets		$2,906,387,209
Net Assets consist of:
Paid in capital		$2,715,323,516
Total accumulated earnings (loss)		191,063,693
Net Assets		$2,906,387,209
Net Asset Value and Maximum Offering Price
Fidelity Freedom Income Fund:
Net Asset Value, offering price and redemption price per share ($1,851,041,728 ÷ 162,840,535 shares)		$11.37
Class K:
Net Asset Value, offering price and redemption price per share ($780,948,910 ÷ 68,824,023 shares)		$11.35
Class K6:
Net Asset Value, offering price and redemption price per share ($274,396,571 ÷ 24,199,156 shares)		$11.34

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$89,177,251
Interest		455
Income from Fidelity Central Funds		1,201
Total income		89,178,907
Expenses
Management fee	$14,053,077
Independent trustees' fees and expenses	9,803
Total expenses before reductions	14,062,880
Expense reductions	(4)
Total expenses after reductions		14,062,876
Net investment income (loss)		75,116,031
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	83
Affiliated issuers	53,817,380
Futures contracts	294,119
Capital gain distributions from underlying funds:
Affiliated issuers	59,476,803
Total net realized gain (loss)		113,588,385
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(49)
Affiliated issuers	(202,564,902)
Futures contracts	657,760
Total change in net unrealized appreciation (depreciation)		(201,907,191)
Net gain (loss)		(88,318,806)
Net increase (decrease) in net assets resulting from operations		$(13,202,775)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$75,116,031	$35,143,837
Net realized gain (loss)	113,588,385	126,058,774
Change in net unrealized appreciation (depreciation)	(201,907,191)	257,140,260
Net increase (decrease) in net assets resulting from operations	(13,202,775)	418,342,871
Distributions to shareholders	(189,462,492)	(142,317,786)
Share transactions - net increase (decrease)	(209,118,449)	(45,161,621)
Total increase (decrease) in net assets	(411,783,716)	230,863,464
Net Assets
Beginning of period	3,318,170,925	3,087,307,461
End of period	$2,906,387,209	$3,318,170,925

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Income Fund

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$12.16	$11.15	$11.44	$11.69	$11.57
Income from Investment Operations
Net investment income (loss)A,B	.28	.13	.22	.23	.18
Net realized and unrealized gain (loss)	(.35)	1.40	(.09)	.11	.38
Total from investment operations	(.07)	1.53	.13	.34	.56
Distributions from net investment income	(.29)	(.13)	(.23)	(.23)	(.19)
Distributions from net realized gain	(.44)	(.39)	(.20)	(.36)	(.25)
Total distributions	(.72)C	(.52)	(.42)C	(.59)	(.44)
Net asset value, end of period	$11.37	$12.16	$11.15	$11.44	$11.69
Total ReturnD	(.76)%	13.92%	1.05%	3.08%	4.86%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.46%G	.47%	.47%	.46%G	.39%
Expenses net of fee waivers, if any	.46%G	.47%	.47%	.46%G	.39%
Expenses net of all reductions	.46%G	.47%	.47%	.46%G	.39%
Net investment income (loss)	2.34%	1.05%	1.90%	2.02%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$1,851,042	$2,031,257	$1,839,153	$1,978,263	$2,111,741
Portfolio turnover rateH	36%	21%	17%	22%	17%I

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Income Fund Class K

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.14	$11.13	$11.42	$11.68	$11.76
Income from Investment Operations
Net investment income (loss)B,C	.29	.13	.23	.24	.19
Net realized and unrealized gain (loss)	(.35)	1.41	(.09)	.09	.05
Total from investment operations	(.06)	1.54	.14	.33	.24
Distributions from net investment income	(.29)	(.14)	(.23)	(.24)	(.16)
Distributions from net realized gain	(.44)	(.39)	(.20)	(.36)	(.17)
Total distributions	(.73)	(.53)	(.43)	(.59)D	(.32)D
Net asset value, end of period	$11.35	$12.14	$11.13	$11.42	$11.68
Total ReturnE,F	(.72)%	14.02%	1.12%	3.04%	2.06%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.41%I	.41%	.41%	.41%I	.42%J
Expenses net of fee waivers, if any	.41%I	.41%	.41%	.41%I	.42%J
Expenses net of all reductions	.41%I	.41%	.41%	.41%I	.42%J
Net investment income (loss)	2.39%	1.10%	1.95%	2.07%	2.32%J
Supplemental Data
Net assets, end of period (000 omitted)	$780,949	$1,043,133	$1,048,404	$1,236,535	$1,568,576
Portfolio turnover rateK	36%	21%	17%	22%	17%L

 A For the period July 20, 2017 (commencement of sale of shares) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Income Fund Class K6

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.13	$11.13	$11.42	$11.68	$11.68
Income from Investment Operations
Net investment income (loss)B,C	.29	.14	.23	.24	.18
Net realized and unrealized gain (loss)	(.34)	1.40	(.08)	.11	.15
Total from investment operations	(.05)	1.54	.15	.35	.33
Distributions from net investment income	(.30)	(.15)	(.24)	(.25)	(.17)
Distributions from net realized gain	(.44)	(.39)	(.20)	(.36)	(.17)
Total distributions	(.74)	(.54)	(.44)	(.61)	(.33)D
Net asset value, end of period	$11.34	$12.13	$11.13	$11.42	$11.68
Total ReturnE,F	(.64)%	13.97%	1.18%	3.16%	2.86%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.37%	.37%	.37%	.37%	.37%I
Expenses net of fee waivers, if any	.37%	.37%	.37%	.37%	.37%I
Expenses net of all reductions	.37%	.37%	.37%	.37%	.37%I
Net investment income (loss)	2.44%	1.15%	2.00%	2.12%	1.91%I
Supplemental Data
Net assets, end of period (000 omitted)	$274,397	$243,781	$199,750	$167,422	$39,253
Portfolio turnover rateJ	36%	21%	17%	22%	17%K

 A For the period June 7, 2017 (commencement of sale of shares) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	38.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	14.6
Fidelity Series Government Money Market Fund 0.31%	9.4
Fidelity Series Emerging Markets Opportunities Fund	5.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.7
Fidelity Series International Developed Markets Bond Index Fund	3.1
Fidelity Series Short-Term Credit Fund	2.4
Fidelity Series International Value Fund	2.2
Fidelity Series Overseas Fund	2.2
Fidelity Series International Growth Fund	2.2
84.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	9.4%
International Equity Funds	14.4%
Bond Funds	64.4%
Short-Term Funds	11.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2005 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.18% to 0.38% 4/28/22 to 6/9/22 (a)
(Cost $349,790)	350,000	349,788
	Shares	Value

Domestic Equity Funds - 9.4%
Fidelity Series All-Sector Equity Fund (b)	270,482	$2,915,792
Fidelity Series Blue Chip Growth Fund (b)	333,281	4,789,252
Fidelity Series Commodity Strategy Fund (b)	2,689,232	13,741,976
Fidelity Series Growth Company Fund (b)	656,088	11,934,245
Fidelity Series Intrinsic Opportunities Fund (b)	590,432	11,613,800
Fidelity Series Large Cap Stock Fund (b)	558,332	10,613,894
Fidelity Series Large Cap Value Index Fund (b)	260,041	3,994,232
Fidelity Series Opportunistic Insights Fund (b)	334,429	6,113,361
Fidelity Series Small Cap Discovery Fund (b)	98,321	1,316,515
Fidelity Series Small Cap Opportunities Fund (b)	317,116	4,319,120
Fidelity Series Stock Selector Large Cap Value Fund (b)	659,730	8,939,336
Fidelity Series Value Discovery Fund (b)	425,012	6,800,190
TOTAL DOMESTIC EQUITY FUNDS
(Cost $59,431,859)		87,091,713

International Equity Funds - 14.4%
Fidelity Series Canada Fund (b)	569,414	8,837,313
Fidelity Series Emerging Markets Fund (b)	635,433	5,896,823
Fidelity Series Emerging Markets Opportunities Fund (b)	2,887,307	53,126,445
Fidelity Series International Growth Fund (b)	1,216,609	20,171,385
Fidelity Series International Small Cap Fund (b)	308,122	5,530,790
Fidelity Series International Value Fund (b)	1,847,367	20,376,457
Fidelity Series Overseas Fund (b)	1,607,322	20,284,401
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $109,106,637)		134,223,614

Bond Funds - 64.4%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	13,513,141	135,536,804
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	696,957	6,690,790
Fidelity Series Emerging Markets Debt Fund (b)	572,045	4,719,375
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	174,097	1,568,618
Fidelity Series Floating Rate High Income Fund (b)	102,391	940,974
Fidelity Series High Income Fund (b)	613,133	5,573,379
Fidelity Series Inflation-Protected Bond Index Fund (b)	1,743,270	17,694,190
Fidelity Series International Credit Fund (b)	63,048	583,824
Fidelity Series International Developed Markets Bond Index Fund (b)	3,063,320	28,580,774
Fidelity Series Investment Grade Bond Fund (b)	32,928,173	359,246,365
Fidelity Series Long-Term Treasury Bond Index Fund (b)	4,543,499	34,621,461
Fidelity Series Real Estate Income Fund (b)	298,811	3,394,488
TOTAL BOND FUNDS
(Cost $617,476,268)		599,151,042

Short-Term Funds - 11.8%
Fidelity Cash Central Fund 0.31% (c)	363,633	363,706
Fidelity Series Government Money Market Fund 0.31% (b)(d)	87,525,442	87,525,442
Fidelity Series Short-Term Credit Fund (b)	2,248,494	21,922,817
TOTAL SHORT-TERM FUNDS
(Cost $110,273,158)		109,811,965
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $896,637,712)		930,628,122
NET OTHER ASSETS (LIABILITIES) - 0.0%		(60,333)
NET ASSETS - 100%		$930,567,789

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	20	June 2022	$2,144,400	$108,194	$108,194
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	46	June 2022	2,588,650	156,912	156,912
TOTAL PURCHASED					$265,106
Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	22	June 2022	4,983,825	(52,824)	(52,824)
TOTAL FUTURES CONTRACTS					$212,282

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $1,408,828.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $349,788.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$744,074	$2,566,245	$2,946,613	$401	$--	$--	$363,706	0.0%
Total	$744,074	$2,566,245	$2,946,613	$401	$--	$--	$363,706

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$141,518,471	$5,646,697	$510,199	$(5,480)	$(253,531)	$135,536,804
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	28,033,921	20,922,567	97,595	(338,652)	(81,912)	6,690,790
Fidelity Series All-Sector Equity Fund	3,900,019	943,925	1,774,977	623,724	160,958	(314,133)	2,915,792
Fidelity Series Blue Chip Growth Fund	6,189,024	2,435,458	3,080,153	1,123,627	639,654	(1,394,731)	4,789,252
Fidelity Series Canada Fund	6,754,581	2,766,470	2,201,462	189,097	162,806	1,354,918	8,837,313
Fidelity Series Commodity Strategy Fund	29,598,209	9,587,819	26,745,366	8,456,553	(154,681)	1,455,995	13,741,976
Fidelity Series Emerging Markets Debt Fund	5,721,042	637,987	1,175,776	244,372	(88,156)	(375,722)	4,719,375
Fidelity Series Emerging Markets Debt Local Currency Fund	1,868,386	288,113	412,034	67,580	(8,739)	(167,108)	1,568,618
Fidelity Series Emerging Markets Fund	8,111,803	1,737,239	2,575,893	205,671	304,743	(1,681,069)	5,896,823
Fidelity Series Emerging Markets Opportunities Fund	74,413,071	22,855,016	26,118,742	6,694,884	4,290,327	(22,313,227)	53,126,445
Fidelity Series Floating Rate High Income Fund	1,152,223	81,250	293,757	44,927	(20,845)	22,103	940,974
Fidelity Series Government Money Market Fund 0.31%	188,976,392	11,594,719	113,045,669	127,660	--	--	87,525,442
Fidelity Series Growth Company Fund	15,804,841	7,416,084	9,105,332	3,728,119	2,204,928	(4,386,276)	11,934,245
Fidelity Series High Income Fund	6,797,750	551,550	1,602,725	338,406	(38,410)	(134,786)	5,573,379
Fidelity Series Inflation-Protected Bond Index Fund	121,133,026	7,638,451	111,550,797	4,751,830	9,161,582	(8,688,072)	17,694,190
Fidelity Series International Credit Fund	609,358	19,665	--	19,665	--	(45,199)	583,824
Fidelity Series International Developed Markets Bond Index Fund	--	31,100,007	1,237,172	9,927	(17,657)	(1,264,404)	28,580,774
Fidelity Series International Growth Fund	18,928,030	9,792,505	6,687,656	1,759,899	455,136	(2,316,630)	20,171,385
Fidelity Series International Small Cap Fund	5,997,388	2,070,243	1,653,862	808,632	193,593	(1,076,572)	5,530,790
Fidelity Series International Value Fund	18,906,898	8,726,673	7,583,555	1,103,980	373,735	(47,294)	20,376,457
Fidelity Series Intrinsic Opportunities Fund	15,846,757	3,504,177	6,637,354	2,374,411	1,561,130	(2,660,910)	11,613,800
Fidelity Series Investment Grade Bond Fund	399,415,672	50,263,414	70,969,764	8,514,753	(1,078,287)	(18,384,670)	359,246,365
Fidelity Series Large Cap Stock Fund	13,854,228	1,899,055	5,638,312	1,115,001	1,294,422	(795,499)	10,613,894
Fidelity Series Large Cap Value Index Fund	5,106,767	522,312	1,893,337	283,239	440,023	(181,533)	3,994,232
Fidelity Series Long-Term Treasury Bond Index Fund	29,149,903	15,566,583	9,338,357	704,607	(717,989)	(38,679)	34,621,461
Fidelity Series Opportunistic Insights Fund	8,090,455	2,546,057	4,126,298	1,266,877	1,272,794	(1,669,647)	6,113,361
Fidelity Series Overseas Fund	18,959,926	8,608,683	7,172,606	654,131	564,676	(676,278)	20,284,401
Fidelity Series Real Estate Income Fund	4,102,779	276,621	1,112,709	147,125	88,862	38,935	3,394,488
Fidelity Series Short-Term Credit Fund	39,775,353	5,062,710	21,677,588	619,320	(56,284)	(1,181,374)	21,922,817
Fidelity Series Small Cap Discovery Fund	1,733,878	342,950	668,698	261,977	110,421	(202,036)	1,316,515
Fidelity Series Small Cap Opportunities Fund	5,799,007	2,081,184	2,470,017	1,287,332	422,051	(1,513,105)	4,319,120
Fidelity Series Stock Selector Large Cap Value Fund	11,710,240	2,393,785	4,891,840	1,727,007	935,076	(1,207,925)	8,939,336
Fidelity Series Value Discovery Fund	9,006,001	1,342,123	3,733,226	861,569	952,494	(767,202)	6,800,190
	$1,077,413,007	$384,205,220	$483,744,298	$50,723,696	$23,064,231	$(70,947,573)	$929,914,628

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$349,788	$--	$349,788	$--
Domestic Equity Funds	87,091,713	87,091,713	--	--
International Equity Funds	134,223,614	134,223,614	--	--
Bond Funds	599,151,042	599,151,042	--	--
Short-Term Funds	109,811,965	109,811,965	--	--
Total Investments in Securities:	$930,628,122	$930,278,334	$349,788	$--
Derivative Instruments:
Assets
Futures Contracts	$265,106	$265,106	$--	$--
Total Assets	$265,106	$265,106	$--	$--
Liabilities
Futures Contracts	$(52,824)	$(52,824)	$--	$--
Total Liabilities	$(52,824)	$(52,824)	$--	$--
Total Derivative Instruments:	$212,282	$212,282	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$265,106	$(52,824)
Total Equity Risk	265,106	(52,824)
Total Value of Derivatives	$265,106	$(52,824)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $349,790)	$349,788
Fidelity Central Funds (cost $363,706)	363,706
Other affiliated issuers (cost $895,924,216)	929,914,628
Total Investment in Securities (cost $896,637,712)		$930,628,122
Receivable for investments sold		27,307,676
Receivable for fund shares sold		475,002
Distributions receivable from Fidelity Central Funds		49
Other receivables		1
Total assets		958,410,850
Liabilities
Payable for investments purchased	$26,561,003
Payable for fund shares redeemed	895,421
Accrued management fee	343,043
Payable for daily variation margin on futures contracts	43,594
Total liabilities		27,843,061
Net Assets		$930,567,789
Net Assets consist of:
Paid in capital		$875,927,905
Total accumulated earnings (loss)		54,639,884
Net Assets		$930,567,789
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2005 Fund:
Net Asset Value, offering price and redemption price per share ($549,383,363 ÷ 45,529,538 shares)		$12.07
Class K:
Net Asset Value, offering price and redemption price per share ($283,366,263 ÷ 23,522,167 shares)		$12.05
Class K6:
Net Asset Value, offering price and redemption price per share ($97,818,163 ÷ 8,144,198 shares)		$12.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$28,279,910
Interest		156
Income from Fidelity Central Funds		401
Total income		28,280,467
Expenses
Management fee	$4,450,994
Independent trustees' fees and expenses	3,130
Total expenses before reductions	4,454,124
Expense reductions	(6)
Total expenses after reductions		4,454,118
Net investment income (loss)		23,826,349
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	30
Affiliated issuers	23,064,231
Futures contracts	143,960
Capital gain distributions from underlying funds:
Affiliated issuers	22,443,786
Total net realized gain (loss)		45,652,007
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(13)
Affiliated issuers	(70,947,573)
Futures contracts	212,282
Total change in net unrealized appreciation (depreciation)		(70,735,304)
Net gain (loss)		(25,083,297)
Net increase (decrease) in net assets resulting from operations		$(1,256,948)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,826,349	$11,512,158
Net realized gain (loss)	45,652,007	46,415,469
Change in net unrealized appreciation (depreciation)	(70,735,304)	100,776,421
Net increase (decrease) in net assets resulting from operations	(1,256,948)	158,704,048
Distributions to shareholders	(73,429,776)	(46,360,027)
Share transactions - net increase (decrease)	(73,013,845)	27,604,219
Total increase (decrease) in net assets	(147,700,569)	139,948,240
Net Assets
Beginning of period	1,078,268,358	938,320,118
End of period	$930,567,789	$1,078,268,358

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2005 Fund

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$13.06	$11.68	$12.20	$12.50	$12.20
Income from Investment Operations
Net investment income (loss)A,B	.30	.14	.23	.24	.19
Net realized and unrealized gain (loss)	(.33)	1.81	(.19)	.11	.59
Total from investment operations	(.03)	1.95	.04	.35	.78
Distributions from net investment income	(.31)	(.15)	(.24)	(.24)	(.18)
Distributions from net realized gain	(.64)	(.42)	(.31)	(.41)	(.30)
Total distributions	(.96)C	(.57)	(.56)C	(.65)	(.48)
Net asset value, end of period	$12.07	$13.06	$11.68	$12.20	$12.50
Total ReturnD	(.53)%	16.89%	.12%	3.03%	6.43%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.47%	.47%	.47%	.48%	.41%
Expenses net of fee waivers, if any	.47%	.47%	.47%	.48%	.41%
Expenses net of all reductions	.47%	.47%	.47%	.48%	.41%
Net investment income (loss)	2.33%	1.07%	1.89%	1.98%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$549,383	$629,098	$530,872	$563,036	$590,056
Portfolio turnover rateG	38%	27%	24%	26%	23%H

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2005 Fund Class K

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.04	$11.66	$12.18	$12.49	$12.48
Income from Investment Operations
Net investment income (loss)B,C	.31	.14	.24	.25	.21
Net realized and unrealized gain (loss)	(.34)	1.82	(.19)	.10	.15
Total from investment operations	(.03)	1.96	.05	.35	.36
Distributions from net investment income	(.32)	(.16)	(.25)	(.24)	(.16)
Distributions from net realized gain	(.64)	(.42)	(.31)	(.41)	(.19)
Total distributions	(.96)	(.58)	(.57)D	(.66)D	(.35)
Net asset value, end of period	$12.05	$13.04	$11.66	$12.18	$12.49
Total ReturnE,F	(.49)%	16.99%	.18%	3.00%	2.89%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.41%	.42%	.42%	.43%	.44%I
Expenses net of fee waivers, if any	.41%	.42%	.42%	.43%	.44%I
Expenses net of all reductions	.41%	.42%	.42%	.43%	.44%I
Net investment income (loss)	2.38%	1.12%	1.94%	2.03%	2.37%I
Supplemental Data
Net assets, end of period (000 omitted)	$283,366	$356,835	$338,902	$357,174	$422,622
Portfolio turnover rateJ	38%	27%	24%	26%	23%K

 A For the period July 20, 2017 (commencement of sale of shares) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2005 Fund Class K6

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.01	$11.64	$12.17	$12.49	$12.36
Income from Investment Operations
Net investment income (loss)B,C	.31	.15	.25	.25	.20
Net realized and unrealized gain (loss)	(.34)	1.81	(.20)	.11	.29
Total from investment operations	(.03)	1.96	.05	.36	.49
Distributions from net investment income	(.33)	(.17)	(.27)	(.27)	(.16)
Distributions from net realized gain	(.64)	(.42)	(.31)	(.41)	(.19)
Total distributions	(.97)	(.59)	(.58)	(.68)	(.36)D
Net asset value, end of period	$12.01	$13.01	$11.64	$12.17	$12.49
Total ReturnE,F	(.48)%	17.02%	.22%	3.15%	3.92%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.37%	.37%	.37%	.38%I	.38%J
Expenses net of fee waivers, if any	.37%	.37%	.37%	.38%I	.38%J
Expenses net of all reductions	.37%	.37%	.37%	.38%I	.38%J
Net investment income (loss)	2.43%	1.17%	1.99%	2.08%	1.93%J
Supplemental Data
Net assets, end of period (000 omitted)	$97,818	$92,336	$68,546	$41,670	$9,983
Portfolio turnover rateK	38%	27%	24%	26%	23%L

 A For the period June 7, 2017 (commencement of sale of shares) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	35.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.1
Fidelity Series Government Money Market Fund 0.31%	7.0
Fidelity Series Emerging Markets Opportunities Fund	6.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	3.0
Fidelity Series International Value Fund	2.9
Fidelity Series Overseas Fund	2.9
Fidelity Series International Growth Fund	2.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.8
77.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	14.7%
International Equity Funds	18.0%
Bond Funds	58.4%
Short-Term Funds	8.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2010 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.17% to 0.38% 4/21/22 to 6/9/22 (a)
(Cost $1,729,093)	1,730,000	1,729,091
	Shares	Value

Domestic Equity Funds - 14.7%
Fidelity Series All-Sector Equity Fund (b)	2,354,319	$25,379,563
Fidelity Series Blue Chip Growth Fund (b)	2,900,945	41,686,587
Fidelity Series Commodity Strategy Fund (b)	13,939,690	71,231,816
Fidelity Series Growth Company Fund (b)	5,709,797	103,861,204
Fidelity Series Intrinsic Opportunities Fund (b)	5,049,620	99,326,020
Fidelity Series Large Cap Stock Fund (b)	4,858,887	92,367,449
Fidelity Series Large Cap Value Index Fund (b)	2,263,472	34,766,933
Fidelity Series Opportunistic Insights Fund (b)	2,911,080	53,214,540
Fidelity Series Small Cap Discovery Fund (b)	855,710	11,457,958
Fidelity Series Small Cap Opportunities Fund (b)	2,760,073	37,592,192
Fidelity Series Stock Selector Large Cap Value Fund (b)	5,742,145	77,806,062
Fidelity Series Value Discovery Fund (b)	3,699,271	59,188,328
TOTAL DOMESTIC EQUITY FUNDS
(Cost $474,041,701)		707,878,652

International Equity Funds - 18.0%
Fidelity Series Canada Fund (b)	3,862,337	59,943,474
Fidelity Series Emerging Markets Fund (b)	3,815,725	35,409,926
Fidelity Series Emerging Markets Opportunities Fund (b)	17,339,150	319,040,360
Fidelity Series International Growth Fund (b)	8,296,952	137,563,466
Fidelity Series International Small Cap Fund (b)	2,119,548	38,045,891
Fidelity Series International Value Fund (b)	12,597,711	138,952,756
Fidelity Series Overseas Fund (b)	10,961,118	138,329,304
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $680,180,242)		867,285,177

Bond Funds - 58.4%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	48,459,528	486,049,066
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	14,170,832	136,039,987
Fidelity Series Emerging Markets Debt Fund (b)	2,950,651	24,342,875
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	900,346	8,112,120
Fidelity Series Floating Rate High Income Fund (b)	530,768	4,877,760
Fidelity Series High Income Fund (b)	3,178,443	28,892,048
Fidelity Series Inflation-Protected Bond Index Fund (b)	7,619,792	77,340,890
Fidelity Series International Credit Fund (b)	424,268	3,928,718
Fidelity Series International Developed Markets Bond Index Fund (b)	15,780,738	147,234,284
Fidelity Series Investment Grade Bond Fund (b)	154,992,222	1,690,965,140
Fidelity Series Long-Term Treasury Bond Index Fund (b)	24,762,745	188,692,115
Fidelity Series Real Estate Income Fund (b)	1,543,170	17,530,411
TOTAL BOND FUNDS
(Cost $2,905,441,718)		2,814,005,414

Short-Term Funds - 8.9%
Fidelity Cash Central Fund 0.31% (c)	2,321,945	2,322,409
Fidelity Series Government Money Market Fund 0.31% (b)(d)	339,130,442	339,130,442
Fidelity Series Short-Term Credit Fund (b)	8,712,270	84,944,631
TOTAL SHORT-TERM FUNDS
(Cost $428,153,794)		426,397,482
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,489,546,548)		4,817,295,816
NET OTHER ASSETS (LIABILITIES) - 0.0%		(373,804)
NET ASSETS - 100%		$4,816,922,012

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	105	June 2022	$11,258,100	$639,996	$639,996
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	237	June 2022	13,337,175	747,754	747,754
TOTAL PURCHASED					$1,387,750
Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	115	June 2022	26,051,813	(66,797)	(66,797)
TOTAL FUTURES CONTRACTS					$1,320,953

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $7,678,409.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,562,206.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$4,295,661	$20,425,306	$22,398,559	$2,390	$94	$(93)	$2,322,409	0.0%
Total	$4,295,661	$20,425,306	$22,398,559	$2,390	$94	$(93)	$2,322,409

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$507,839,916	$20,581,934	$1,858,655	$(24,182)	$(908,017)	$486,049,066
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	170,830,083	28,735,267	920,083	(1,114,334)	(4,940,495)	136,039,987
Fidelity Series All-Sector Equity Fund	32,410,531	7,226,040	12,802,829	5,409,039	1,189,518	(2,643,697)	25,379,563
Fidelity Series Blue Chip Growth Fund	51,431,612	19,783,213	22,760,229	9,748,801	2,843,954	(9,611,963)	41,686,587
Fidelity Series Canada Fund	48,634,875	15,390,811	14,733,906	1,303,094	939,492	9,712,202	59,943,474
Fidelity Series Commodity Strategy Fund	153,314,305	47,900,998	136,011,083	44,965,629	(2,834,137)	8,861,733	71,231,816
Fidelity Series Emerging Markets Debt Fund	29,464,295	2,967,131	5,648,284	1,284,324	(437,029)	(2,003,238)	24,342,875
Fidelity Series Emerging Markets Debt Local Currency Fund	9,656,836	1,315,242	1,933,057	355,331	(56,742)	(870,159)	8,112,120
Fidelity Series Emerging Markets Fund	48,314,413	8,951,698	13,390,982	1,272,445	1,475,180	(9,940,383)	35,409,926
Fidelity Series Emerging Markets Opportunities Fund	441,066,223	124,032,297	135,402,388	40,893,007	21,685,323	(132,341,095)	319,040,360
Fidelity Series Floating Rate High Income Fund	5,935,721	270,992	1,335,518	235,237	(95,049)	101,614	4,877,760
Fidelity Series Government Money Market Fund 0.31%	786,773,183	39,438,220	487,080,961	528,981	--	--	339,130,442
Fidelity Series Growth Company Fund	131,328,256	60,930,664	68,938,505	32,231,526	13,995,161	(33,454,372)	103,861,204
Fidelity Series High Income Fund	35,028,537	1,993,143	7,192,917	1,780,548	(51,707)	(885,008)	28,892,048
Fidelity Series Inflation-Protected Bond Index Fund	541,960,921	30,576,036	497,890,253	21,180,700	44,275,346	(41,581,160)	77,340,890
Fidelity Series International Credit Fund	4,100,541	132,331	--	132,331	--	(304,154)	3,928,718
Fidelity Series International Developed Markets Bond Index Fund	--	160,246,307	6,404,148	51,833	(95,307)	(6,512,568)	147,234,284
Fidelity Series International Growth Fund	136,287,006	54,964,974	41,604,079	12,125,087	1,103,236	(13,187,671)	137,563,466
Fidelity Series International Small Cap Fund	43,185,359	9,901,286	9,285,039	5,547,372	1,716,402	(7,472,117)	38,045,891
Fidelity Series International Value Fund	136,135,624	48,519,100	48,194,712	7,606,344	2,417,381	75,363	138,952,756
Fidelity Series Intrinsic Opportunities Fund	131,704,442	27,008,926	49,497,414	20,655,152	11,145,240	(21,035,174)	99,326,020
Fidelity Series Investment Grade Bond Fund	1,874,217,150	224,735,417	315,858,550	40,689,728	(4,055,931)	(88,072,946)	1,690,965,140
Fidelity Series Large Cap Stock Fund	115,140,392	13,511,905	40,300,165	9,654,440	12,968,773	(8,953,456)	92,367,449
Fidelity Series Large Cap Value Index Fund	42,442,922	3,132,051	12,932,215	2,458,876	3,500,515	(1,376,340)	34,766,933
Fidelity Series Long-Term Treasury Bond Index Fund	151,065,548	87,159,009	44,908,076	3,778,043	(3,247,674)	(1,376,692)	188,692,115
Fidelity Series Opportunistic Insights Fund	67,233,767	20,099,927	30,441,098	10,907,012	8,575,987	(12,254,043)	53,214,540
Fidelity Series Overseas Fund	136,515,566	46,451,329	44,593,932	4,494,950	3,353,279	(3,396,938)	138,329,304
Fidelity Series Real Estate Income Fund	21,227,426	910,449	5,273,507	776,862	584,418	81,625	17,530,411
Fidelity Series Short-Term Credit Fund	165,002,037	17,145,104	92,153,584	2,586,471	(262,554)	(4,786,372)	84,944,631
Fidelity Series Small Cap Discovery Fund	14,409,248	2,594,217	4,717,845	2,257,097	716,124	(1,543,786)	11,457,958
Fidelity Series Small Cap Opportunities Fund	48,190,572	16,796,892	17,770,227	11,189,063	2,735,171	(12,360,216)	37,592,192
Fidelity Series Stock Selector Large Cap Value Fund	97,326,116	17,772,809	34,617,163	15,025,853	6,425,036	(9,100,736)	77,806,062
Fidelity Series Value Discovery Fund	74,848,814	9,422,932	26,490,565	7,484,450	7,047,474	(5,640,327)	59,188,328
	$5,574,352,238	$1,799,951,449	$2,279,480,432	$321,388,364	$136,418,364	$(417,720,586)	$4,813,244,316

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$1,729,091	$--	$1,729,091	$--
Domestic Equity Funds	707,878,652	707,878,652	--	--
International Equity Funds	867,285,177	867,285,177	--	--
Bond Funds	2,814,005,414	2,814,005,414	--	--
Short-Term Funds	426,397,482	426,397,482	--	--
Total Investments in Securities:	$4,817,295,816	$4,815,566,725	$1,729,091	$--
Derivative Instruments:
Assets
Futures Contracts	$1,387,750	$1,387,750	$--	$--
Total Assets	$1,387,750	$1,387,750	$--	$--
Liabilities
Futures Contracts	$(66,797)	$(66,797)	$--	$--
Total Liabilities	$(66,797)	$(66,797)	$--	$--
Total Derivative Instruments:	$1,320,953	$1,320,953	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,387,750	$(66,797)
Total Equity Risk	1,387,750	(66,797)
Total Value of Derivatives	$1,387,750	$(66,797)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,729,093)	$1,729,091
Fidelity Central Funds (cost $2,322,293)	2,322,409
Other affiliated issuers (cost $4,485,495,162)	4,813,244,316
Total Investment in Securities (cost $4,489,546,548)		$4,817,295,816
Receivable for investments sold		118,483,775
Receivable for fund shares sold		1,961,570
Distributions receivable from Fidelity Central Funds		311
Total assets		4,937,741,472
Liabilities
Payable for investments purchased	$116,383,659
Payable for fund shares redeemed	2,231,290
Accrued management fee	1,924,112
Payable for daily variation margin on futures contracts	280,399
Total liabilities		120,819,460
Net Assets		$4,816,922,012
Net Assets consist of:
Paid in capital		$4,342,160,288
Total accumulated earnings (loss)		474,761,724
Net Assets		$4,816,922,012
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2010 Fund:
Net Asset Value, offering price and redemption price per share ($3,401,088,791 ÷ 227,022,454 shares)		$14.98
Class K:
Net Asset Value, offering price and redemption price per share ($1,085,374,701 ÷ 72,468,239 shares)		$14.98
Class K6:
Net Asset Value, offering price and redemption price per share ($330,458,520 ÷ 22,167,470 shares)		$14.91

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$150,389,180
Interest		808
Income from Fidelity Central Funds		2,390
Total income		150,392,378
Expenses
Management fee	$25,449,409
Independent trustees' fees and expenses	16,438
Total expenses before reductions	25,465,847
Expense reductions	(2)
Total expenses after reductions		25,465,845
Net investment income (loss)		124,926,533
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	761
Fidelity Central Funds	94
Other affiliated issuers	136,418,364
Futures contracts	1,026,108
Capital gain distributions from underlying funds:
Affiliated issuers	170,999,184
Total net realized gain (loss)		308,444,511
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(57)
Fidelity Central Funds	(93)
Other affiliated issuers	(417,720,586)
Futures contracts	1,320,953
Total change in net unrealized appreciation (depreciation)		(416,399,783)
Net gain (loss)		(107,955,272)
Net increase (decrease) in net assets resulting from operations		$16,971,261

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$124,926,533	$59,645,681
Net realized gain (loss)	308,444,511	336,501,220
Change in net unrealized appreciation (depreciation)	(416,399,783)	664,809,268
Net increase (decrease) in net assets resulting from operations	16,971,261	1,060,956,169
Distributions to shareholders	(472,366,663)	(330,175,332)
Share transactions - net increase (decrease)	(306,895,879)	(125,322,115)
Total increase (decrease) in net assets	(762,291,281)	605,458,722
Net Assets
Beginning of period	5,579,213,293	4,973,754,571
End of period	$4,816,922,012	$5,579,213,293

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2010 Fund

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$16.42	$14.31	$15.35	$15.98	$15.56
Income from Investment Operations
Net investment income (loss)A,B	.38	.17	.29	.29	.24
Net realized and unrealized gain (loss)	(.35)	2.92	(.43)	.12	.95
Total from investment operations	.03	3.09	(.14)	.41	1.19
Distributions from net investment income	(.39)	(.20)	(.31)	(.30)	(.23)
Distributions from net realized gain	(1.07)	(.78)	(.60)	(.74)	(.54)
Total distributions	(1.47)C	(.98)	(.90)C	(1.04)	(.77)
Net asset value, end of period	$14.98	$16.42	$14.31	$15.35	$15.98
Total ReturnD	(.17)%	22.04%	(1.25)%	2.89%	7.74%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.50%	.51%	.52%	.52%G	.44%
Expenses net of fee waivers, if any	.50%	.51%	.52%	.52%G	.44%
Expenses net of all reductions	.50%	.51%	.52%	.52%G	.44%
Net investment income (loss)	2.32%	1.08%	1.84%	1.90%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$3,401,089	$3,814,845	$3,284,758	$3,724,077	$4,038,370
Portfolio turnover rateH	34%	24%	18%	20%	19%I

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2010 Fund Class K

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$16.41	$14.30	$15.34	$15.97	$15.96
Income from Investment Operations
Net investment income (loss)B,C	.39	.18	.30	.30	.27
Net realized and unrealized gain (loss)	(.35)	2.92	(.43)	.12	.31
Total from investment operations	.04	3.10	(.13)	.42	.58
Distributions from net investment income	(.40)	(.20)	(.31)	(.31)	(.22)
Distributions from net realized gain	(1.07)	(.78)	(.60)	(.74)	(.35)
Total distributions	(1.47)	(.99)D	(.91)	(1.05)	(.57)
Net asset value, end of period	$14.98	$16.41	$14.30	$15.34	$15.97
Total ReturnE,F	(.07)%	22.11%	(1.21)%	2.95%	3.59%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.44%	.45%	.45%	.46%	.47%I
Expenses net of fee waivers, if any	.44%	.45%	.45%	.46%	.47%I
Expenses net of all reductions	.44%	.45%	.45%	.46%	.47%I
Net investment income (loss)	2.38%	1.14%	1.91%	1.96%	2.42%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,085,375	$1,444,009	$1,431,597	$1,909,779	$2,396,182
Portfolio turnover rateJ	34%	24%	18%	20%	19%K

 A For the period July 20, 2017 (commencement of sale of shares) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2010 Fund Class K6

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$16.35	$14.25	$15.30	$15.97	$15.77
Income from Investment Operations
Net investment income (loss)B,C	.39	.19	.30	.31	.27
Net realized and unrealized gain (loss)	(.34)	2.91	(.42)	.11	.50
Total from investment operations	.05	3.10	(.12)	.42	.77
Distributions from net investment income	(.42)	(.22)	(.34)	(.35)	(.22)
Distributions from net realized gain	(1.07)	(.78)	(.60)	(.74)	(.35)
Total distributions	(1.49)	(1.00)	(.93)D	(1.09)	(.57)
Net asset value, end of period	$14.91	$16.35	$14.25	$15.30	$15.97
Total ReturnE,F	(.02)%	22.23%	(1.14)%	2.96%	4.89%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.38%	.38%	.39%	.39%	.40%I
Expenses net of fee waivers, if any	.38%	.38%	.39%	.39%	.40%I
Expenses net of all reductions	.38%	.38%	.39%	.39%	.40%I
Net investment income (loss)	2.44%	1.20%	1.97%	2.03%	2.07%I
Supplemental Data
Net assets, end of period (000 omitted)	$330,459	$320,359	$257,400	$213,620	$59,797
Portfolio turnover rateJ	34%	24%	18%	20%	19%K

 A For the period June 7, 2017 (commencement of sale of shares) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	31.6
Fidelity Series Emerging Markets Opportunities Fund	7.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.8
Fidelity Series Government Money Market Fund 0.31%	4.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
Fidelity Series International Value Fund	3.6
Fidelity Series Overseas Fund	3.6
Fidelity Series International Growth Fund	3.6
Fidelity Series International Developed Markets Bond Index Fund	3.1
72.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	20.2%
International Equity Funds	21.7%
Bond Funds	52.4%
Short-Term Funds	5.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2015 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.17% to 0.38% 4/21/22 to 6/9/22 (a)
(Cost $2,768,627)	2,770,000	2,768,619
	Shares	Value

Domestic Equity Funds - 20.2%
Fidelity Series All-Sector Equity Fund (b)	4,971,392	$53,591,604
Fidelity Series Blue Chip Growth Fund (b)	6,124,536	88,009,589
Fidelity Series Commodity Strategy Fund (b)	20,823,742	106,409,323
Fidelity Series Growth Company Fund (b)	12,056,714	219,311,620
Fidelity Series Intrinsic Opportunities Fund (b)	10,634,629	209,183,146
Fidelity Series Large Cap Stock Fund (b)	10,259,817	195,039,129
Fidelity Series Large Cap Value Index Fund (b)	4,779,615	73,414,879
Fidelity Series Opportunistic Insights Fund (b)	6,147,157	112,370,035
Fidelity Series Small Cap Discovery Fund (b)	1,806,897	24,194,354
Fidelity Series Small Cap Opportunities Fund (b)	5,828,135	79,379,204
Fidelity Series Stock Selector Large Cap Value Fund (b)	12,125,069	164,294,684
Fidelity Series Value Discovery Fund (b)	7,811,532	124,984,516
TOTAL DOMESTIC EQUITY FUNDS
(Cost $969,224,430)		1,450,182,083

International Equity Funds - 21.7%
Fidelity Series Canada Fund (b)	7,178,717	111,413,681
Fidelity Series Emerging Markets Fund (b)	6,495,208	60,275,531
Fidelity Series Emerging Markets Opportunities Fund (b)	29,516,702	543,107,325
Fidelity Series International Growth Fund (b)	15,425,783	255,759,481
Fidelity Series International Small Cap Fund (b)	3,942,142	70,761,452
Fidelity Series International Value Fund (b)	23,420,998	258,333,603
Fidelity Series Overseas Fund (b)	20,378,984	257,182,773
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,211,107,567)		1,556,833,846

Bond Funds - 52.4%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	40,241,559	403,622,833
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	36,284,704	348,333,155
Fidelity Series Emerging Markets Debt Fund (b)	4,392,246	36,236,031
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	1,341,225	12,084,433
Fidelity Series Floating Rate High Income Fund (b)	792,841	7,286,212
Fidelity Series High Income Fund (b)	4,787,678	43,519,997
Fidelity Series Inflation-Protected Bond Index Fund (b)	9,477,449	96,196,107
Fidelity Series International Credit Fund (b)	645,122	5,973,826
Fidelity Series International Developed Markets Bond Index Fund (b)	23,670,904	220,849,536
Fidelity Series Investment Grade Bond Fund (b)	207,916,909	2,268,373,481
Fidelity Series Long-Term Treasury Bond Index Fund (b)	38,841,407	295,971,520
Fidelity Series Real Estate Income Fund (b)	2,298,277	26,108,428
TOTAL BOND FUNDS
(Cost $3,874,468,777)		3,764,555,559

Short-Term Funds - 5.7%
Fidelity Cash Central Fund 0.31% (c)	3,775,185	3,775,940
Fidelity Series Government Money Market Fund 0.31% (b)(d)	326,177,576	326,177,576
Fidelity Series Short-Term Credit Fund (b)	8,380,507	81,709,941
TOTAL SHORT-TERM FUNDS
(Cost $413,496,690)		411,663,457
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,471,066,091)		7,186,003,564
NET OTHER ASSETS (LIABILITIES) - 0.0%		(572,860)
NET ASSETS - 100%		$7,185,430,704

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	151	June 2022	$16,190,220	$915,829	$915,829
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	368	June 2022	20,709,200	1,063,395	1,063,395
TOTAL PURCHASED					$1,979,224
Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	175	June 2022	39,644,063	(7,596)	(7,596)
TOTAL FUTURES CONTRACTS					$1,971,628

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 0.6%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,160,785.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$6,988,999	$28,439,676	$31,652,735	$3,847	$153	$(153)	$3,775,940	0.0%
Total	$6,988,999	$28,439,676	$31,652,735	$3,847	$153	$(153)	$3,775,940

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$423,553,548	$18,947,053	$1,539,677	$(4,684)	$(749,749)	$403,622,833
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	397,801,121	34,754,350	2,099,274	(919,088)	(13,794,528)	348,333,155
Fidelity Series All-Sector Equity Fund	67,122,546	15,493,184	25,812,717	11,362,282	3,263,516	(6,474,925)	53,591,604
Fidelity Series Blue Chip Growth Fund	106,511,925	41,556,399	45,754,228	20,317,944	4,477,200	(18,781,707)	88,009,589
Fidelity Series Canada Fund	93,550,247	25,107,496	27,297,903	2,429,119	1,571,090	18,482,751	111,413,681
Fidelity Series Commodity Strategy Fund	229,947,348	72,886,720	205,390,581	67,369,022	(5,375,627)	14,341,463	106,409,323
Fidelity Series Emerging Markets Debt Fund	43,966,996	5,234,296	9,309,623	1,922,865	(755,189)	(2,900,449)	36,236,031
Fidelity Series Emerging Markets Debt Local Currency Fund	14,464,721	2,135,601	3,130,245	532,113	(94,398)	(1,291,246)	12,084,433
Fidelity Series Emerging Markets Fund	81,890,440	15,264,956	22,329,870	2,193,504	2,521,795	(17,071,790)	60,275,531
Fidelity Series Emerging Markets Opportunities Fund	746,832,186	203,273,218	217,120,624	69,873,823	34,871,721	(224,749,176)	543,107,325
Fidelity Series Floating Rate High Income Fund	8,858,462	438,173	2,019,717	349,742	(142,706)	152,000	7,286,212
Fidelity Series Government Money Market Fund 0.31%	892,734,677	56,030,596	622,587,697	575,787	--	--	326,177,576
Fidelity Series Growth Company Fund	271,937,390	126,298,240	137,953,415	66,975,392	25,485,261	(66,455,856)	219,311,620
Fidelity Series High Income Fund	52,304,464	3,267,122	10,637,908	2,652,214	(175,983)	(1,237,698)	43,519,997
Fidelity Series Inflation-Protected Bond Index Fund	705,040,505	45,382,294	658,821,700	26,549,727	57,397,428	(52,802,420)	96,196,107
Fidelity Series International Credit Fund	6,235,092	201,216	--	201,216	--	(462,482)	5,973,826
Fidelity Series International Developed Markets Bond Index Fund	--	241,047,656	10,330,566	76,180	(149,971)	(9,717,583)	220,849,536
Fidelity Series International Growth Fund	262,153,029	90,918,510	75,592,660	22,532,145	1,263,374	(22,982,772)	255,759,481
Fidelity Series International Small Cap Fund	83,072,296	15,549,915	17,356,601	10,278,263	4,526,025	(15,030,183)	70,761,452
Fidelity Series International Value Fund	261,861,757	80,526,905	89,011,318	14,134,883	4,755,439	200,820	258,333,603
Fidelity Series Intrinsic Opportunities Fund	272,770,236	59,178,934	101,810,507	43,168,906	20,934,780	(41,890,297)	209,183,146
Fidelity Series Investment Grade Bond Fund	2,499,373,727	363,346,973	470,940,817	54,296,947	(6,603,800)	(116,802,602)	2,268,373,481
Fidelity Series Large Cap Stock Fund	238,464,957	29,777,360	81,343,386	20,161,612	24,914,901	(16,774,703)	195,039,129
Fidelity Series Large Cap Value Index Fund	87,903,646	7,525,395	26,348,666	5,171,358	6,393,561	(2,059,057)	73,414,879
Fidelity Series Long-Term Treasury Bond Index Fund	226,426,299	149,028,409	71,323,473	5,755,146	(5,322,296)	(2,837,419)	295,971,520
Fidelity Series Opportunistic Insights Fund	139,229,148	40,771,478	59,683,408	22,664,472	15,769,628	(23,716,811)	112,370,035
Fidelity Series Overseas Fund	262,591,530	74,897,964	80,903,713	8,345,484	6,641,135	(6,044,143)	257,182,773
Fidelity Series Real Estate Income Fund	31,836,532	1,493,179	8,213,866	1,163,595	892,117	100,466	26,108,428
Fidelity Series Short-Term Credit Fund	186,921,427	19,918,934	119,799,435	2,841,994	(180,865)	(5,150,120)	81,709,941
Fidelity Series Small Cap Discovery Fund	29,841,945	5,658,613	9,549,595	4,698,950	1,322,914	(3,079,523)	24,194,354
Fidelity Series Small Cap Opportunities Fund	99,802,515	34,534,739	34,623,183	23,371,421	5,410,154	(25,745,021)	79,379,204
Fidelity Series Stock Selector Large Cap Value Fund	201,570,139	39,316,832	70,641,497	31,589,878	12,417,907	(18,368,697)	164,294,684
Fidelity Series Value Discovery Fund	155,017,330	21,341,771	54,098,617	15,745,342	13,501,031	(10,776,999)	124,984,516
	$8,360,233,512	$2,708,757,747	$3,423,438,939	$562,940,277	$228,606,370	$(694,470,456)	$7,179,459,005

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$2,768,619	$--	$2,768,619	$--
Domestic Equity Funds	1,450,182,083	1,450,182,083	--	--
International Equity Funds	1,556,833,846	1,556,833,846	--	--
Bond Funds	3,764,555,559	3,764,555,559	--	--
Short-Term Funds	411,663,457	411,663,457	--	--
Total Investments in Securities:	$7,186,003,564	$7,183,234,945	$2,768,619	$--
Derivative Instruments:
Assets
Futures Contracts	$1,979,224	$1,979,224	$--	$--
Total Assets	$1,979,224	$1,979,224	$--	$--
Liabilities
Futures Contracts	$(7,596)	$(7,596)	$--	$--
Total Liabilities	$(7,596)	$(7,596)	$--	$--
Total Derivative Instruments:	$1,971,628	$1,971,628	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,979,224	$(7,596)
Total Equity Risk	1,979,224	(7,596)
Total Value of Derivatives	$1,979,224	$(7,596)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,768,627)	$2,768,619
Fidelity Central Funds (cost $3,775,750)	3,775,940
Other affiliated issuers (cost $6,464,521,714)	7,179,459,005
Total Investment in Securities (cost $6,471,066,091)		$7,186,003,564
Receivable for investments sold		161,972,092
Receivable for fund shares sold		2,388,685
Distributions receivable from Fidelity Central Funds		505
Other receivables		9,036
Total assets		7,350,373,882
Liabilities
Payable for investments purchased	$154,123,348
Payable for fund shares redeemed	7,327,426
Accrued management fee	3,058,406
Payable for daily variation margin on futures contracts	424,962
Other payables and accrued expenses	9,036
Total liabilities		164,943,178
Net Assets		$7,185,430,704
Net Assets consist of:
Paid in capital		$6,200,314,087
Total accumulated earnings (loss)		985,116,617
Net Assets		$7,185,430,704
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2015 Fund:
Net Asset Value, offering price and redemption price per share ($4,530,089,777 ÷ 366,081,287 shares)		$12.37
Class K:
Net Asset Value, offering price and redemption price per share ($1,988,709,890 ÷ 160,877,764 shares)		$12.36
Class K6:
Net Asset Value, offering price and redemption price per share ($666,631,037 ÷ 54,129,840 shares)		$12.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$227,077,335
Interest		1,273
Income from Fidelity Central Funds		3,847
Total income		227,082,455
Expenses
Management fee	$40,655,888
Independent trustees' fees and expenses	24,598
Total expenses before reductions	40,680,486
Expense reductions	(1)
Total expenses after reductions		40,680,485
Net investment income (loss)		186,401,970
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,089
Fidelity Central Funds	153
Other affiliated issuers	228,606,370
Futures contracts	2,307,373
Capital gain distributions from underlying funds:
Affiliated issuers	335,862,942
Total net realized gain (loss)		566,777,927
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(91)
Fidelity Central Funds	(153)
Other affiliated issuers	(694,470,456)
Futures contracts	1,971,628
Total change in net unrealized appreciation (depreciation)		(692,499,072)
Net gain (loss)		(125,721,145)
Net increase (decrease) in net assets resulting from operations		$60,680,825

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$186,401,970	$88,950,049
Net realized gain (loss)	566,777,927	583,868,523
Change in net unrealized appreciation (depreciation)	(692,499,072)	1,228,902,770
Net increase (decrease) in net assets resulting from operations	60,680,825	1,901,721,342
Distributions to shareholders	(808,778,100)	(559,387,838)
Share transactions - net increase (decrease)	(434,660,945)	(234,210,686)
Total increase (decrease) in net assets	(1,182,758,220)	1,108,122,818
Net Assets
Beginning of period	8,368,188,924	7,260,066,106
End of period	$7,185,430,704	$8,368,188,924

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2015 Fund

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$13.69	$11.53	$12.68	$13.33	$12.82
Income from Investment Operations
Net investment income (loss)A,B	.31	.14	.23	.23	.19
Net realized and unrealized gain (loss)	(.23)	2.94	(.52)	.08	.97
Total from investment operations	.08	3.08	(.29)	.31	1.16
Distributions from net investment income	(.33)	(.16)	(.24)	(.24)	(.19)
Distributions from net realized gain	(1.08)	(.76)	(.62)	(.73)	(.46)
Total distributions	(1.40)C	(.92)	(.86)	(.96)C	(.65)
Net asset value, end of period	$12.37	$13.69	$11.53	$12.68	$13.33
Total ReturnD	.19%	27.45%	(2.80)%	2.74%	9.15%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.54%	.55%	.56%	.57%	.48%
Expenses net of fee waivers, if any	.54%	.55%	.56%	.57%	.48%
Expenses net of all reductions	.54%	.55%	.56%	.57%	.48%
Net investment income (loss)	2.31%	1.07%	1.80%	1.82%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$4,530,090	$5,028,435	$4,174,065	$4,946,449	$5,380,580
Portfolio turnover rateG	34%	26%	21%	19%	23%H

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2015 Fund Class K

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.67	$11.52	$12.66	$13.31	$13.21
Income from Investment Operations
Net investment income (loss)B,C	.32	.15	.24	.24	.22
Net realized and unrealized gain (loss)	(.22)	2.93	(.51)	.08	.34
Total from investment operations	.10	3.08	(.27)	.32	.56
Distributions from net investment income	(.33)	(.17)	(.25)	(.25)	(.18)
Distributions from net realized gain	(1.08)	(.76)	(.62)	(.73)	(.29)
Total distributions	(1.41)	(.93)	(.87)	(.97)D	(.46)D
Net asset value, end of period	$12.36	$13.67	$11.52	$12.66	$13.31
Total ReturnE,F	.31%	27.45%	(2.67)%	2.80%	4.25%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.48%	.48%	.49%	.50%	.51%I,J
Expenses net of fee waivers, if any	.48%	.48%	.49%	.50%	.51%I,J
Expenses net of all reductions	.48%	.48%	.49%	.50%	.51%I,J
Net investment income (loss)	2.37%	1.14%	1.87%	1.89%	2.39%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,988,710	$2,592,940	$2,524,326	$3,471,921	$4,624,065
Portfolio turnover rateK	34%	26%	21%	19%	23%L

 A For the period July 20, 2017 (commencement of sale of shares) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2015 Fund Class K6

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.63	$11.49	$12.64	$13.32	$13.03
Income from Investment Operations
Net investment income (loss)B,C	.33	.16	.25	.25	.21
Net realized and unrealized gain (loss)	(.22)	2.92	(.51)	.08	.55
Total from investment operations	.11	3.08	(.26)	.33	.76
Distributions from net investment income	(.35)	(.18)	(.27)	(.28)	(.18)
Distributions from net realized gain	(1.08)	(.76)	(.62)	(.73)	(.29)
Total distributions	(1.42)D	(.94)	(.89)	(1.01)	(.47)
Net asset value, end of period	$12.32	$13.63	$11.49	$12.64	$13.32
Total ReturnE,F	.43%	27.58%	(2.61)%	2.87%	5.80%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.40%	.40%	.41%	.41%	.42%I
Expenses net of fee waivers, if any	.40%	.40%	.41%	.41%	.42%I
Expenses net of all reductions	.40%	.40%	.41%	.41%	.42%I
Net investment income (loss)	2.45%	1.22%	1.95%	1.97%	1.88%I
Supplemental Data
Net assets, end of period (000 omitted)	$666,631	$746,814	$561,675	$488,156	$114,268
Portfolio turnover rateJ	34%	26%	21%	19%	23%K

 A For the period June 7, 2017 (commencement of sale of shares) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	27.9
Fidelity Series Emerging Markets Opportunities Fund	8.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.9
Fidelity Series International Value Fund	4.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.3
Fidelity Series Overseas Fund	4.3
Fidelity Series International Growth Fund	4.3
Fidelity Series Growth Company Fund	4.0
Fidelity Series Intrinsic Opportunities Fund	3.7
Fidelity Series Large Cap Stock Fund	3.5
71.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	25.7%
International Equity Funds	25.4%
Bond Funds	46.3%
Short-Term Funds	2.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2020 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.17% to 0.38% 4/21/22 to 6/9/22 (a)
(Cost $8,955,707)	8,960,000	8,955,688
	Shares	Value

Domestic Equity Funds - 25.7%
Fidelity Series All-Sector Equity Fund (b)	19,738,832	$212,784,609
Fidelity Series Blue Chip Growth Fund (b)	24,314,090	349,393,472
Fidelity Series Commodity Strategy Fund (b)	63,864,232	326,346,227
Fidelity Series Growth Company Fund (b)	47,871,545	870,783,396
Fidelity Series Intrinsic Opportunities Fund (b)	41,935,711	824,875,443
Fidelity Series Large Cap Stock Fund (b)	40,736,657	774,403,850
Fidelity Series Large Cap Value Index Fund (b)	18,977,669	291,496,998
Fidelity Series Opportunistic Insights Fund (b)	24,408,269	446,183,157
Fidelity Series Small Cap Discovery Fund (b)	7,174,266	96,063,424
Fidelity Series Small Cap Opportunities Fund (b)	23,140,394	315,172,162
Fidelity Series Stock Selector Large Cap Value Fund (b)	48,142,850	652,335,617
Fidelity Series Value Discovery Fund (b)	31,016,250	496,259,993
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,800,023,034)		5,656,098,348

International Equity Funds - 25.4%
Fidelity Series Canada Fund (b)	26,477,135	410,925,140
Fidelity Series Emerging Markets Fund (b)	22,382,927	207,713,565
Fidelity Series Emerging Markets Opportunities Fund (b)	101,711,936	1,871,499,618
Fidelity Series International Growth Fund (b)	56,575,536	938,022,383
Fidelity Series International Small Cap Fund (b)	14,431,595	259,047,128
Fidelity Series International Value Fund (b)	86,047,435	949,103,204
Fidelity Series Overseas Fund (b)	74,872,657	944,892,935
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,350,100,311)		5,581,203,973

Bond Funds - 46.3%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	24,265,031	243,378,266
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	158,356,724	1,520,224,548
Fidelity Series Emerging Markets Debt Fund (b)	13,630,884	112,454,792
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	4,101,450	36,954,064
Fidelity Series Floating Rate High Income Fund (b)	2,424,986	22,285,625
Fidelity Series High Income Fund (b)	14,652,516	133,191,371
Fidelity Series Inflation-Protected Bond Index Fund (b)	23,653,781	240,085,881
Fidelity Series International Credit Fund (b)	2,190,850	20,287,275
Fidelity Series International Developed Markets Bond Index Fund (b)	72,231,183	673,916,940
Fidelity Series Investment Grade Bond Fund (b)	563,747,492	6,150,485,142
Fidelity Series Long-Term Treasury Bond Index Fund (b)	124,488,136	948,599,599
Fidelity Series Real Estate Income Fund (b)	7,128,645	80,981,409
TOTAL BOND FUNDS
(Cost $10,569,041,613)		10,182,844,912

Short-Term Funds - 2.6%
Fidelity Cash Central Fund 0.31% (c)	15,443,951	15,447,040
Fidelity Series Government Money Market Fund 0.31% (b)(d)	448,766,444	448,766,444
Fidelity Series Short-Term Credit Fund (b)	11,532,167	112,438,631
TOTAL SHORT-TERM FUNDS
(Cost $579,079,534)		576,652,115
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $19,307,200,199)		22,005,755,036
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,980,628)
NET ASSETS - 100%		$22,003,774,408

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	452	June 2022	$48,463,440	$2,755,028	$2,755,028
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,172	June 2022	65,954,300	3,091,216	3,091,216
TOTAL PURCHASED					$ 5,846,244
Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	528	June 2022	119,611,800	95,369	95,369
TOTAL FUTURES CONTRACTS					$5,941,613

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,305,306.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$28,085,985	$86,925,989	$99,564,935	$11,690	$--	$1	$15,447,040	0.0%
Total	$28,085,985	$86,925,989	$99,564,935	$11,690	$--	$1	$15,447,040

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$476,469,337	$232,354,494	$1,067,779	$(665,310)	$87,703	$243,378,266
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	1,720,774,566	138,342,903	8,654,413	(3,228,707)	(58,978,408)	1,520,224,548
Fidelity Series All-Sector Equity Fund	267,552,400	59,647,541	101,509,733	45,257,227	12,816,071	(25,721,670)	212,784,609
Fidelity Series Blue Chip Growth Fund	424,519,598	165,710,929	184,177,653	80,858,883	15,847,026	(72,506,428)	349,393,472
Fidelity Series Canada Fund	356,967,222	82,747,430	103,553,879	8,976,036	5,912,306	68,852,061	410,925,140
Fidelity Series Commodity Strategy Fund	722,563,061	223,379,180	647,037,435	208,892,634	(17,703,085)	45,144,506	326,346,227
Fidelity Series Emerging Markets Debt Fund	137,745,234	15,339,540	29,202,328	5,996,450	(2,499,940)	(8,927,714)	112,454,792
Fidelity Series Emerging Markets Debt Local Currency Fund	45,232,590	6,860,563	10,872,938	1,645,913	(341,910)	(3,924,241)	36,954,064
Fidelity Series Emerging Markets Fund	285,942,410	48,354,246	76,393,421	7,639,429	9,483,813	(59,673,483)	207,713,565
Fidelity Series Emerging Markets Opportunities Fund	2,606,073,878	662,125,732	737,720,099	243,058,163	114,046,071	(773,025,964)	1,871,499,618
Fidelity Series Floating Rate High Income Fund	27,690,771	1,179,254	6,615,520	1,075,169	(487,405)	518,525	22,285,625
Fidelity Series Government Money Market Fund 0.31%	1,944,701,355	113,053,030	1,608,987,941	1,121,284	--	--	448,766,444
Fidelity Series Growth Company Fund	1,083,608,135	491,481,139	543,461,034	265,700,563	99,802,953	(260,647,797)	870,783,396
Fidelity Series High Income Fund	163,567,784	10,917,300	36,962,603	8,206,544	(311,076)	(4,020,034)	133,191,371
Fidelity Series Inflation-Protected Bond Index Fund	1,882,482,550	123,073,689	1,781,265,920	67,150,688	152,200,781	(136,405,219)	240,085,881
Fidelity Series International Credit Fund	21,174,543	683,334	--	683,334	--	(1,570,602)	20,287,275
Fidelity Series International Developed Markets Bond Index Fund	--	738,173,081	34,302,716	230,686	(475,111)	(29,478,314)	673,916,940
Fidelity Series International Growth Fund	1,000,332,240	290,560,672	275,395,212	83,210,825	8,809,025	(86,284,342)	938,022,383
Fidelity Series International Small Cap Fund	317,007,679	46,591,968	66,867,614	37,864,801	19,784,615	(57,469,520)	259,047,128
Fidelity Series International Value Fund	999,223,799	263,675,808	333,635,815	52,199,894	18,512,721	1,326,691	949,103,204
Fidelity Series Intrinsic Opportunities Fund	1,087,297,100	246,342,916	424,732,750	171,835,916	83,707,320	(167,739,143)	824,875,443
Fidelity Series Investment Grade Bond Fund	6,865,225,081	1,120,044,859	1,502,334,633	147,158,818	(19,767,756)	(312,682,409)	6,150,485,142
Fidelity Series Large Cap Stock Fund	950,543,675	123,068,379	331,247,685	80,033,723	75,670,374	(43,630,893)	774,403,850
Fidelity Series Large Cap Value Index Fund	350,395,752	25,813,151	101,836,845	20,623,085	23,850,515	(6,725,575)	291,496,998
Fidelity Series Long-Term Treasury Bond Index Fund	710,546,169	505,672,044	240,114,469	18,112,683	(17,934,563)	(9,569,582)	948,599,599
Fidelity Series Opportunistic Insights Fund	554,942,168	154,414,110	231,052,412	90,172,095	57,705,580	(89,826,289)	446,183,157
Fidelity Series Overseas Fund	1,002,002,952	233,046,163	295,036,934	30,819,660	31,170,267	(26,289,513)	944,892,935
Fidelity Series Real Estate Income Fund	99,977,363	3,995,870	26,026,087	3,601,459	2,839,417	194,846	80,981,409
Fidelity Series Short-Term Credit Fund	405,961,739	37,514,063	321,375,463	5,680,800	18,969	(9,680,677)	112,438,631
Fidelity Series Small Cap Discovery Fund	118,953,675	21,020,883	36,903,874	18,689,490	5,363,921	(12,371,181)	96,063,424
Fidelity Series Small Cap Opportunities Fund	397,851,709	135,218,948	136,846,026	93,017,724	20,076,156	(101,128,625)	315,172,162
Fidelity Series Stock Selector Large Cap Value Fund	803,489,378	150,914,254	278,108,903	125,732,626	48,865,105	(72,824,217)	652,335,617
Fidelity Series Value Discovery Fund	617,915,215	81,829,375	214,172,793	62,665,942	54,361,887	(43,673,691)	496,259,993
	$26,251,487,225	$8,379,693,354	$11,088,448,132	$1,997,634,736	$797,430,030	$(2,358,651,199)	$21,981,352,308

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$8,955,688	$--	$8,955,688	$--
Domestic Equity Funds	5,656,098,348	5,656,098,348	--	--
International Equity Funds	5,581,203,973	5,581,203,973	--	--
Bond Funds	10,182,844,912	10,182,844,912	--	--
Short-Term Funds	576,652,115	576,652,115	--	--
Total Investments in Securities:	$22,005,755,036	$21,996,799,348	$8,955,688	$--
Derivative Instruments:
Assets
Futures Contracts	$5,941,613	$5,941,613	$--	$--
Total Assets	$5,941,613	$5,941,613	$--	$--
Total Derivative Instruments:	$5,941,613	$5,941,613	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$5,941,613	$0
Total Equity Risk	5,941,613	0
Total Value of Derivatives	$5,941,613	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $8,955,707)	$8,955,688
Fidelity Central Funds (cost $15,446,178)	15,447,040
Other affiliated issuers (cost $19,282,798,314)	21,981,352,308
Total Investment in Securities (cost $19,307,200,199)		$22,005,755,036
Receivable for investments sold		467,077,873
Receivable for fund shares sold		12,335,460
Distributions receivable from Fidelity Central Funds		2,107
Other receivables		330,553
Total assets		22,485,501,029
Liabilities
Payable for investments purchased	$445,541,960
Payable for fund shares redeemed	24,455,703
Accrued management fee	9,895,797
Payable for daily variation margin on futures contracts	1,502,608
Other payables and accrued expenses	330,553
Total liabilities		481,726,621
Net Assets		$22,003,774,408
Net Assets consist of:
Paid in capital		$18,301,454,775
Total accumulated earnings (loss)		3,702,319,633
Net Assets		$22,003,774,408
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2020 Fund:
Net Asset Value, offering price and redemption price per share ($12,039,705,981 ÷ 766,112,162 shares)		$15.72
Class K:
Net Asset Value, offering price and redemption price per share ($7,535,844,736 ÷ 479,739,801 shares)		$15.71
Class K6:
Net Asset Value, offering price and redemption price per share ($2,428,223,691 ÷ 155,147,063 shares)		$15.65

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$709,718,528
Interest		4,149
Income from Fidelity Central Funds		11,690
Total income		709,734,367
Expenses
Management fee	$133,336,349
Independent trustees' fees and expenses	76,475
Total expenses		133,412,824
Net investment income (loss)		576,321,543
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,448
Affiliated issuers	797,430,030
Futures contracts	7,209,091
Capital gain distributions from underlying funds:
Affiliated issuers	1,287,916,208
Total net realized gain (loss)		2,092,561,777
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(180)
Fidelity Central Funds	1
Other affiliated issuers	(2,358,651,199)
Futures contracts	5,941,613
Total change in net unrealized appreciation (depreciation)		(2,352,709,765)
Net gain (loss)		(260,147,988)
Net increase (decrease) in net assets resulting from operations		$316,173,555

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$576,321,543	$281,631,969
Net realized gain (loss)	2,092,561,777	1,983,298,678
Change in net unrealized appreciation (depreciation)	(2,352,709,765)	4,686,682,800
Net increase (decrease) in net assets resulting from operations	316,173,555	6,951,613,447
Distributions to shareholders	(2,804,931,957)	(1,787,675,107)
Share transactions - net increase (decrease)	(1,799,559,611)	(1,420,683,946)
Total increase (decrease) in net assets	(4,288,318,013)	3,743,254,394
Net Assets
Beginning of period	26,292,092,421	22,548,838,027
End of period	$22,003,774,408	$26,292,092,421

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2020 Fund

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$17.53	$14.21	$15.83	$16.51	$15.70
Income from Investment Operations
Net investment income (loss)A,B	.39	.18	.28	.28	.22
Net realized and unrealized gain (loss)	(.19)	4.32	(.84)	.10	1.34
Total from investment operations	.20	4.50	(.56)	.38	1.56
Distributions from net investment income	(.42)	(.20)	(.30)	(.28)	(.22)
Distributions from net realized gain	(1.59)	(.98)	(.76)	(.78)	(.52)
Total distributions	(2.01)	(1.18)	(1.06)	(1.06)	(.75)C
Net asset value, end of period	$15.72	$17.53	$14.21	$15.83	$16.51
Total ReturnD	.66%	32.56%	(4.15)%	2.66%	10.01%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.58%G	.59%	.60%	.61%	.52%
Expenses net of fee waivers, if any	.58%G	.59%	.60%	.61%	.52%
Expenses net of all reductions	.58%G	.59%	.60%	.61%	.52%
Net investment income (loss)	2.29%	1.07%	1.76%	1.76%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$12,039,706	$13,282,370	$10,620,621	$12,395,049	$12,916,078
Portfolio turnover rateH	34%	26%	23%	19%	21%I

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2020 Fund Class K

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$17.52	$14.20	$15.81	$16.49	$16.24
Income from Investment Operations
Net investment income (loss)B,C	.41	.19	.29	.29	.27
Net realized and unrealized gain (loss)	(.20)	4.32	(.83)	.10	.50
Total from investment operations	.21	4.51	(.54)	.39	.77
Distributions from net investment income	(.42)	(.21)	(.31)	(.29)	(.21)
Distributions from net realized gain	(1.59)	(.98)	(.76)	(.78)	(.31)
Total distributions	(2.02)D	(1.19)	(1.07)	(1.07)	(.52)
Net asset value, end of period	$15.71	$17.52	$14.20	$15.81	$16.49
Total ReturnE,F	.70%	32.66%	(4.04)%	2.73%	4.73%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.51%	.52%	.52%	.53%	.54%I
Expenses net of fee waivers, if any	.51%	.52%	.52%	.53%	.54%I
Expenses net of all reductions	.51%	.52%	.52%	.53%	.54%I
Net investment income (loss)	2.36%	1.15%	1.84%	1.84%	2.34%I
Supplemental Data
Net assets, end of period (000 omitted)	$7,535,845	$10,341,455	$9,840,293	$13,509,101	$16,611,072
Portfolio turnover rateJ	34%	26%	23%	19%	21%K

 A For the period July 20, 2017 (commencement of sale of shares) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2020 Fund Class K6

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$17.47	$14.16	$15.78	$16.50	$16.00
Income from Investment Operations
Net investment income (loss)B,C	.42	.20	.31	.30	.24
Net realized and unrealized gain (loss)	(.20)	4.32	(.83)	.10	.79
Total from investment operations	.22	4.52	(.52)	.40	1.03
Distributions from net investment income	(.45)	(.23)	(.34)	(.34)	(.22)
Distributions from net realized gain	(1.59)	(.98)	(.76)	(.78)	(.31)
Total distributions	(2.04)	(1.21)	(1.10)	(1.12)	(.53)
Net asset value, end of period	$15.65	$17.47	$14.16	$15.78	$16.50
Total ReturnD,E	.77%	32.85%	(3.96)%	2.80%	6.40%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.42%	.42%	.43%	.43%	.44%H
Expenses net of fee waivers, if any	.42%	.42%	.43%	.43%	.44%H
Expenses net of all reductions	.42%	.42%	.43%	.43%	.44%H
Net investment income (loss)	2.46%	1.24%	1.93%	1.94%	1.79%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,428,224	$2,668,267	$2,087,924	$1,831,743	$474,981
Portfolio turnover rateI	34%	26%	23%	19%	21%J

 A For the period June 7, 2017 (commencement of sale of shares) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	24.7
Fidelity Series Emerging Markets Opportunities Fund	9.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.9
Fidelity Series International Value Fund	4.8
Fidelity Series Overseas Fund	4.8
Fidelity Series International Growth Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.7
Fidelity Series Growth Company Fund	4.6
Fidelity Series Intrinsic Opportunities Fund	4.4
Fidelity Series Large Cap Stock Fund	4.1
72.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	29.7%
International Equity Funds	28.0%
Bond Funds	41.0%
Short-Term Funds	1.2%
Short-Term Investments	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2025 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.17% to 0.38% 4/21/22 to 6/9/22 (a)
(Cost $11,474,710)	11,480,000	11,474,719
	Shares	Value

Domestic Equity Funds - 29.7%
Fidelity Series All-Sector Equity Fund (b)	29,905,285	$322,378,969
Fidelity Series Blue Chip Growth Fund (b)	36,834,720	529,314,920
Fidelity Series Commodity Strategy Fund (b)	83,066,490	424,469,766
Fidelity Series Growth Company Fund (b)	72,528,377	1,319,291,184
Fidelity Series Intrinsic Opportunities Fund (b)	63,353,552	1,246,164,372
Fidelity Series Large Cap Stock Fund (b)	61,718,275	1,173,264,400
Fidelity Series Large Cap Value Index Fund (b)	28,753,340	441,651,298
Fidelity Series Opportunistic Insights Fund (b)	36,978,594	675,968,695
Fidelity Series Small Cap Discovery Fund (b)	10,869,232	145,539,018
Fidelity Series Small Cap Opportunities Fund (b)	35,058,157	477,492,105
Fidelity Series Stock Selector Large Cap Value Fund (b)	72,938,247	988,313,245
Fidelity Series Value Discovery Fund (b)	46,991,194	751,859,102
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,945,161,429)		8,495,707,074

International Equity Funds - 28.0%
Fidelity Series Canada Fund (b)	38,178,279	592,526,886
Fidelity Series Emerging Markets Fund (b)	31,425,497	291,628,611
Fidelity Series Emerging Markets Opportunities Fund (b)	142,820,528	2,627,897,710
Fidelity Series International Growth Fund (b)	82,171,378	1,362,401,445
Fidelity Series International Small Cap Fund (b)	20,829,010	373,880,732
Fidelity Series International Value Fund (b)	125,312,144	1,382,192,947
Fidelity Series Overseas Fund (b)	108,988,320	1,375,432,600
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,530,971,599)		8,005,960,931

Bond Funds - 41.0%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	175,035,353	1,680,339,392
Fidelity Series Emerging Markets Debt Fund (b)	17,737,243	146,332,253
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	5,320,794	47,940,358
Fidelity Series Floating Rate High Income Fund (b)	3,147,200	28,922,765
Fidelity Series High Income Fund (b)	18,980,606	172,533,708
Fidelity Series Inflation-Protected Bond Index Fund (b)	25,206,854	255,849,564
Fidelity Series International Credit Fund (b)	1,883,007	17,436,644
Fidelity Series International Developed Markets Bond Index Fund (b)	92,962,343	867,338,660
Fidelity Series Investment Grade Bond Fund (b)	646,472,893	7,053,019,265
Fidelity Series Long-Term Treasury Bond Index Fund (b)	177,007,206	1,348,794,911
Fidelity Series Real Estate Income Fund (b)	9,245,711	105,031,277
TOTAL BOND FUNDS
(Cost $12,259,397,561)		11,723,538,797

Short-Term Funds - 1.2%
Fidelity Cash Central Fund 0.31% (c)	21,151,008	21,155,238
Fidelity Series Government Money Market Fund 0.31% (b)(d)	265,311,330	265,311,330
Fidelity Series Short-Term Credit Fund (b)	6,820,125	66,496,221
TOTAL SHORT-TERM FUNDS
(Cost $354,279,719)		352,962,789
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $25,101,285,018)		28,589,644,310
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,577,787)
NET ASSETS - 100%		$28,587,066,523

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	715	June 2022	$76,662,300	$4,336,097	$4,336,097
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,525	June 2022	85,819,375	3,635,811	3,635,811
TOTAL PURCHASED					$7,971,908
Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	684	June 2022	154,951,650	104,340	104,340
TOTAL FUTURES CONTRACTS					$8,076,248

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,078,738.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$28,912,328	$107,250,791	$115,007,880	$13,828	$--	$(1)	$21,155,238	0.0%
Total	$28,912,328	$107,250,791	$115,007,880	$13,828	$--	$(1)	$21,155,238

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$475,754,456	$475,659,776	$428,667	$(30,833)	$--	$--
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	1,863,756,970	115,399,731	9,069,742	(3,462,546)	(64,555,301)	1,680,339,392
Fidelity Series All-Sector Equity Fund	373,996,174	92,384,566	122,956,452	66,731,596	10,537,191	(31,582,510)	322,378,969
Fidelity Series Blue Chip Growth Fund	593,373,948	252,649,178	231,811,777	116,784,224	14,556,230	(99,452,659)	529,314,920
Fidelity Series Canada Fund	487,124,446	113,903,230	113,130,959	12,677,638	4,791,127	99,839,042	592,526,886
Fidelity Series Commodity Strategy Fund	876,371,037	289,517,400	776,408,969	260,725,886	(26,849,152)	61,839,450	424,469,766
Fidelity Series Emerging Markets Debt Fund	169,652,000	19,735,182	28,318,708	7,523,418	(968,234)	(13,767,987)	146,332,253
Fidelity Series Emerging Markets Debt Local Currency Fund	54,654,587	9,724,073	10,965,515	2,082,787	(363,136)	(5,109,651)	47,940,358
Fidelity Series Emerging Markets Fund	373,036,953	71,287,137	83,796,623	10,457,758	9,111,651	(78,010,507)	291,628,611
Fidelity Series Emerging Markets Opportunities Fund	3,386,134,233	939,159,631	792,683,614	331,638,691	109,402,554	(1,014,115,094)	2,627,897,710
Fidelity Series Floating Rate High Income Fund	33,491,745	1,894,739	6,491,262	1,341,567	(392,452)	419,995	28,922,765
Fidelity Series Government Money Market Fund 0.31%	1,545,838,489	122,497,894	1,403,025,053	877,531	--	--	265,311,330
Fidelity Series Growth Company Fund	1,514,433,220	739,178,115	691,055,841	387,082,586	78,741,269	(322,005,579)	1,319,291,184
Fidelity Series High Income Fund	197,692,649	18,257,303	37,731,101	10,312,528	103,911	(5,789,054)	172,533,708
Fidelity Series Inflation-Protected Bond Index Fund	2,019,229,305	157,293,614	1,938,908,432	71,892,629	146,800,020	(128,564,943)	255,849,564
Fidelity Series International Credit Fund	18,199,239	587,317	--	587,317	--	(1,349,912)	17,436,644
Fidelity Series International Developed Markets Bond Index Fund	--	930,976,308	25,543,640	289,603	(342,496)	(37,751,512)	867,338,660
Fidelity Series International Growth Fund	1,366,793,221	404,756,412	293,265,494	117,368,063	6,483,834	(122,366,528)	1,362,401,445
Fidelity Series International Small Cap Fund	433,456,349	65,013,614	69,144,673	53,369,038	15,689,426	(71,133,984)	373,880,732
Fidelity Series International Value Fund	1,366,241,845	371,571,810	381,157,325	73,627,263	13,937,553	11,599,064	1,382,192,947
Fidelity Series Intrinsic Opportunities Fund	1,519,919,126	375,703,221	525,560,751	248,328,526	39,144,011	(163,041,235)	1,246,164,372
Fidelity Series Investment Grade Bond Fund	7,505,361,568	1,339,440,490	1,410,771,746	165,004,946	(24,735,589)	(356,275,458)	7,053,019,265
Fidelity Series Large Cap Stock Fund	1,328,740,760	199,401,389	398,946,752	115,334,323	70,213,985	(26,144,982)	1,173,264,400
Fidelity Series Large Cap Value Index Fund	489,810,691	42,908,430	114,684,583	30,284,820	17,946,514	5,670,246	441,651,298
Fidelity Series Long-Term Treasury Bond Index Fund	863,539,638	785,364,454	251,406,141	23,563,306	(25,831,450)	(22,871,590)	1,348,794,911
Fidelity Series Opportunistic Insights Fund	775,717,652	238,499,463	285,681,922	132,328,576	47,221,725	(99,788,223)	675,968,695
Fidelity Series Overseas Fund	1,369,071,240	324,330,178	318,207,601	43,470,742	27,380,321	(27,141,538)	1,375,432,600
Fidelity Series Real Estate Income Fund	121,136,230	6,524,492	26,177,529	4,521,628	724,404	2,823,680	105,031,277
Fidelity Series Short-Term Credit Fund	322,261,040	31,436,252	279,691,839	4,533,139	(1,082,437)	(6,426,795)	66,496,221
Fidelity Series Small Cap Discovery Fund	166,279,781	31,942,586	42,228,602	26,792,968	4,993,625	(15,448,372)	145,539,018
Fidelity Series Small Cap Opportunities Fund	556,195,886	202,028,933	162,508,120	134,122,249	16,757,401	(134,981,995)	477,492,105
Fidelity Series Stock Selector Large Cap Value Fund	1,123,186,860	233,524,944	328,842,047	185,138,040	40,701,115	(80,257,627)	988,313,245
Fidelity Series Value Discovery Fund	863,775,612	128,568,290	252,823,835	92,362,838	48,937,592	(36,598,557)	751,859,102
	$31,814,715,524	$10,879,572,071	$11,994,986,413	$2,740,654,633	$640,117,134	$(2,782,340,116)	$28,557,014,353

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$11,474,719	$--	$11,474,719	$--
Domestic Equity Funds	8,495,707,074	8,495,707,074	--	--
International Equity Funds	8,005,960,931	8,005,960,931	--	--
Bond Funds	11,723,538,797	11,723,538,797	--	--
Short-Term Funds	352,962,789	352,962,789	--	--
Total Investments in Securities:	$28,589,644,310	$28,578,169,591	$11,474,719	$--
Derivative Instruments:
Assets
Futures Contracts	$8,076,248	$8,076,248	$--	$--
Total Assets	$8,076,248	$8,076,248	$--	$--
Total Derivative Instruments:	$8,076,248	$8,076,248	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$8,076,248	$0
Total Equity Risk	8,076,248	0
Total Value of Derivatives	$8,076,248	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $11,474,710)	$11,474,719
Fidelity Central Funds (cost $21,154,143)	21,155,238
Other affiliated issuers (cost $25,068,656,165)	28,557,014,353
Total Investment in Securities (cost $25,101,285,018)		$28,589,644,310
Receivable for investments sold		584,040,953
Receivable for fund shares sold		23,798,323
Distributions receivable from Fidelity Central Funds		2,931
Other receivables		332,134
Total assets		29,197,818,651
Liabilities
Payable for investments purchased	$562,628,492
Payable for fund shares redeemed	32,453,830
Accrued management fee	13,404,997
Payable for daily variation margin on futures contracts	1,932,675
Other payables and accrued expenses	332,134
Total liabilities		610,752,128
Net Assets		$28,587,066,523
Net Assets consist of:
Paid in capital		$23,809,101,478
Total accumulated earnings (loss)		4,777,965,045
Net Assets		$28,587,066,523
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2025 Fund:
Net Asset Value, offering price and redemption price per share ($13,230,185,772 ÷ 913,029,018 shares)		$14.49
Class K:
Net Asset Value, offering price and redemption price per share ($11,140,241,442 ÷ 769,736,990 shares)		$14.47
Class K6:
Net Asset Value, offering price and redemption price per share ($4,216,639,309 ÷ 292,081,025 shares)		$14.44

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$896,029,384
Interest		5,518
Income from Fidelity Central Funds		13,828
Total income		896,048,730
Expenses
Management fee	$175,320,047
Independent trustees' fees and expenses	94,542
Total expenses		175,414,589
Net investment income (loss)		720,634,141
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,612
Affiliated issuers	640,117,134
Futures contracts	5,762,194
Capital gain distributions from underlying funds:
Affiliated issuers	1,844,625,249
Total net realized gain (loss)		2,490,511,189
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(223)
Fidelity Central Funds	(1)
Other affiliated issuers	(2,782,340,116)
Futures contracts	8,076,248
Total change in net unrealized appreciation (depreciation)		(2,774,264,092)
Net gain (loss)		(283,752,903)
Net increase (decrease) in net assets resulting from operations		$436,881,238

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$720,634,141	$324,034,338
Net realized gain (loss)	2,490,511,189	1,971,837,182
Change in net unrealized appreciation (depreciation)	(2,774,264,092)	6,353,655,497
Net increase (decrease) in net assets resulting from operations	436,881,238	8,649,527,017
Distributions to shareholders	(3,056,045,161)	(1,735,084,866)
Share transactions - net increase (decrease)	(652,205,596)	670,689,979
Total increase (decrease) in net assets	(3,271,369,519)	7,585,132,130
Net Assets
Beginning of period	31,858,436,042	24,273,303,912
End of period	$28,587,066,523	$31,858,436,042

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2025 Fund

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$15.86	$12.34	$13.84	$14.35	$13.50
Income from Investment Operations
Net investment income (loss)A,B	.36	.16	.24	.24	.18
Net realized and unrealized gain (loss)	(.13)	4.25	(.87)	.08	1.26
Total from investment operations	.23	4.41	(.63)	.32	1.44
Distributions from net investment income	(.37)	(.17)	(.25)	(.23)	(.18)
Distributions from net realized gain	(1.22)	(.72)	(.63)	(.59)	(.41)
Total distributions	(1.60)C	(.89)	(.87)C	(.83)C	(.59)
Net asset value, end of period	$14.49	$15.86	$12.34	$13.84	$14.35
Total ReturnD	.99%	36.58%	(5.17)%	2.53%	10.81%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.63%	.64%	.64%	.65%	.56%G
Expenses net of fee waivers, if any	.63%	.64%	.64%	.65%	.56%G
Expenses net of all reductions	.63%	.64%	.64%	.65%	.56%G
Net investment income (loss)	2.28%	1.07%	1.72%	1.70%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$13,230,186	$13,719,791	$9,905,175	$10,953,002	$10,923,217
Portfolio turnover rateH	35%	26%	29%	19%	18%I

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2025 Fund Class K

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.84	$12.32	$13.82	$14.33	$14.02
Income from Investment Operations
Net investment income (loss)B,C	.37	.17	.25	.25	.23
Net realized and unrealized gain (loss)	(.14)	4.25	(.87)	.08	.50
Total from investment operations	.23	4.42	(.62)	.33	.73
Distributions from net investment income	(.38)	(.18)	(.26)	(.24)	(.18)
Distributions from net realized gain	(1.22)	(.72)	(.63)	(.59)	(.24)
Total distributions	(1.60)	(.90)	(.88)D	(.84)D	(.42)
Net asset value, end of period	$14.47	$15.84	$12.32	$13.82	$14.33
Total ReturnE,F	1.04%	36.74%	(5.11)%	2.61%	5.18%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.55%	.55%	.56%	.57%	.58%I,J
Expenses net of fee waivers, if any	.55%	.55%	.56%	.57%	.58%I,J
Expenses net of all reductions	.55%	.55%	.56%	.57%	.58%I,J
Net investment income (loss)	2.36%	1.15%	1.81%	1.79%	2.28%I
Supplemental Data
Net assets, end of period (000 omitted)	$11,140,241	$13,839,951	$11,470,984	$13,768,298	$15,743,238
Portfolio turnover rateK	35%	26%	29%	19%	18%L

 A For the period July 20, 2017 (commencement of sale of shares) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2025 Fund Class K6

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.81	$12.30	$13.81	$14.35	$13.80
Income from Investment Operations
Net investment income (loss)B,C	.39	.18	.27	.26	.21
Net realized and unrealized gain (loss)	(.13)	4.25	(.87)	.08	.76
Total from investment operations	.26	4.43	(.60)	.34	.97
Distributions from net investment income	(.40)	(.20)	(.28)	(.29)	(.19)
Distributions from net realized gain	(1.22)	(.72)	(.63)	(.59)	(.24)
Total distributions	(1.63)D	(.92)	(.91)	(.88)	(.42)D
Net asset value, end of period	$14.44	$15.81	$12.30	$13.81	$14.35
Total ReturnE,F	1.19%	36.91%	(5.02)%	2.73%	7.02%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.44%	.44%	.45%	.45%	.46%I,J
Expenses net of fee waivers, if any	.44%	.44%	.45%	.45%	.46%I,J
Expenses net of all reductions	.44%	.44%	.45%	.45%	.46%I,J
Net investment income (loss)	2.46%	1.26%	1.92%	1.90%	1.78%I
Supplemental Data
Net assets, end of period (000 omitted)	$4,216,639	$4,298,694	$2,897,146	$2,419,859	$625,475
Portfolio turnover rateK	35%	26%	29%	19%	18%L

 A For the period June 7, 2017 (commencement of sale of shares) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	21.9
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Series International Value Fund	5.3
Fidelity Series Overseas Fund	5.3
Fidelity Series International Growth Fund	5.3
Fidelity Series Growth Company Fund	5.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.1
Fidelity Series Intrinsic Opportunities Fund	5.0
Fidelity Series Large Cap Stock Fund	4.7
Fidelity Series Stock Selector Large Cap Value Fund	3.9
71.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	33.7%
International Equity Funds	30.6%
Bond Funds	35.1%
Short-Term Funds	0.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2030 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.17% to 0.38% 4/21/22 to 6/9/22 (a)
(Cost $14,624,915)	14,630,000	14,625,003
	Shares	Value

Domestic Equity Funds - 33.7%
Fidelity Series All-Sector Equity Fund (b)	43,489,876	$468,820,867
Fidelity Series Blue Chip Growth Fund (b)	53,564,693	769,724,642
Fidelity Series Commodity Strategy Fund (b)	106,061,802	541,975,807
Fidelity Series Growth Company Fund (b)	105,474,937	1,918,589,106
Fidelity Series Intrinsic Opportunities Fund (b)	92,044,466	1,810,514,645
Fidelity Series Large Cap Stock Fund (b)	89,755,455	1,706,251,208
Fidelity Series Large Cap Value Index Fund (b)	41,813,423	642,254,176
Fidelity Series Opportunistic Insights Fund (b)	53,775,617	983,018,276
Fidelity Series Small Cap Discovery Fund (b)	15,767,574	211,127,819
Fidelity Series Small Cap Opportunities Fund (b)	50,982,787	694,385,560
Fidelity Series Stock Selector Large Cap Value Fund (b)	106,070,135	1,437,250,323
Fidelity Series Value Discovery Fund (b)	68,337,365	1,093,397,839
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,646,606,937)		12,277,310,268

International Equity Funds - 30.6%
Fidelity Series Canada Fund (b)	54,027,981	838,514,271
Fidelity Series Emerging Markets Fund (b)	43,001,988	399,058,446
Fidelity Series Emerging Markets Opportunities Fund (b)	195,429,422	3,595,901,366
Fidelity Series International Growth Fund (b)	115,910,108	1,921,789,584
Fidelity Series International Small Cap Fund (b)	29,430,232	528,272,673
Fidelity Series International Value Fund (b)	176,388,247	1,945,562,363
Fidelity Series Overseas Fund (b)	153,205,464	1,933,452,952
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $9,227,676,776)		11,162,551,655

Bond Funds - 35.1%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	99,404,020	954,278,596
Fidelity Series Emerging Markets Debt Fund (b)	22,661,860	186,960,349
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	6,774,032	61,034,033
Fidelity Series Floating Rate High Income Fund (b)	4,009,760	36,849,698
Fidelity Series High Income Fund (b)	24,306,510	220,946,180
Fidelity Series Inflation-Protected Bond Index Fund (b)	23,995,629	243,555,639
Fidelity Series International Credit Fund (b)	1,843,705	17,072,710
Fidelity Series International Developed Markets Bond Index Fund (b)	118,110,297	1,101,969,074
Fidelity Series Investment Grade Bond Fund (b)	732,347,040	7,989,906,197
Fidelity Series Long-Term Treasury Bond Index Fund (b)	242,099,850	1,844,800,860
Fidelity Series Real Estate Income Fund (b)	11,778,580	133,804,664
TOTAL BOND FUNDS
(Cost $13,417,069,302)		12,791,178,000

Short-Term Funds - 0.6%
Fidelity Cash Central Fund 0.31% (c)	32,220,859	32,227,303
Fidelity Series Government Money Market Fund 0.31% (b)(d)	147,269,053	147,269,053
Fidelity Series Short-Term Credit Fund (b)	3,785,650	36,910,085
TOTAL SHORT-TERM FUNDS
(Cost $216,781,074)		216,406,441
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $31,522,759,004)		36,462,071,367
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,024,955)
NET ASSETS - 100%		$36,459,046,412

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	983	June 2022	$105,397,260	$5,393,636	$5,393,636
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	2,010	June 2022	113,112,750	4,059,869	4,059,869
TOTAL PURCHASED					$9,453,505
Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	878	June 2022	198,899,925	(41,536)	(41,536)
TOTAL FUTURES CONTRACTS					$9,411,969

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,912,323.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$32,263,632	$139,250,027	$139,286,355	$16,992	$--	$(1)	$32,227,303	0.0%
Total	$32,263,632	$139,250,027	$139,286,355	$16,992	$--	$(1)	$32,227,303

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$452,854,617	$452,391,142	$540,161	$(383,056)	$--	$--
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	1,075,096,475	77,692,962	5,740,350	(2,923,329)	(40,201,588)	954,278,596
Fidelity Series All-Sector Equity Fund	527,639,381	132,951,587	160,728,141	95,926,658	14,434,349	(45,476,309)	468,820,867
Fidelity Series Blue Chip Growth Fund	837,134,932	363,907,099	310,335,181	166,871,311	19,787,054	(140,769,262)	769,724,642
Fidelity Series Canada Fund	675,170,929	159,461,756	142,043,432	17,642,044	5,250,920	140,674,098	838,514,271
Fidelity Series Commodity Strategy Fund	1,073,075,098	371,960,880	946,292,358	326,437,312	(35,521,875)	78,754,062	541,975,807
Fidelity Series Emerging Markets Debt Fund	208,698,503	26,990,615	29,951,291	9,438,195	(796,450)	(17,981,028)	186,960,349
Fidelity Series Emerging Markets Debt Local Currency Fund	66,798,128	13,018,356	11,831,945	2,626,275	(398,960)	(6,551,546)	61,034,033
Fidelity Series Emerging Markets Fund	492,455,215	100,172,603	99,740,769	14,199,411	10,425,076	(104,253,679)	399,058,446
Fidelity Series Emerging Markets Opportunities Fund	4,462,399,709	1,286,838,605	924,763,461	448,891,245	121,520,863	(1,350,094,350)	3,595,901,366
Fidelity Series Floating Rate High Income Fund	40,872,287	2,714,124	6,763,753	1,673,459	(338,170)	365,210	36,849,698
Fidelity Series Government Money Market Fund 0.31%	683,176,701	179,800,658	715,708,306	444,039	--	--	147,269,053
Fidelity Series Growth Company Fund	2,136,378,862	1,066,371,650	936,385,459	551,183,975	99,997,806	(447,773,753)	1,918,589,106
Fidelity Series High Income Fund	241,124,219	27,778,727	40,635,408	12,956,970	(220,128)	(7,101,230)	220,946,180
Fidelity Series Inflation-Protected Bond Index Fund	2,174,980,779	197,928,546	2,152,024,050	76,657,781	136,259,981	(113,589,617)	243,555,639
Fidelity Series International Credit Fund	17,819,388	575,059	--	575,059	--	(1,321,737)	17,072,710
Fidelity Series International Developed Markets Bond Index Fund	--	1,171,208,815	20,970,250	365,196	(286,589)	(47,982,902)	1,101,969,074
Fidelity Series International Growth Fund	1,892,005,436	533,998,768	341,753,352	163,215,599	8,848,175	(171,309,443)	1,921,789,584
Fidelity Series International Small Cap Fund	599,597,928	90,209,528	83,502,288	74,520,776	20,339,417	(98,371,912)	528,272,673
Fidelity Series International Value Fund	1,889,904,130	502,211,100	481,807,632	102,391,059	16,753,891	18,500,874	1,945,562,363
Fidelity Series Intrinsic Opportunities Fund	2,144,293,474	546,079,086	701,332,882	354,859,325	40,421,926	(218,946,959)	1,810,514,645
Fidelity Series Investment Grade Bond Fund	8,031,966,369	1,734,302,921	1,343,652,281	182,858,199	(24,178,489)	(408,532,323)	7,989,906,197
Fidelity Series Large Cap Stock Fund	1,874,589,275	299,453,997	529,538,815	164,817,260	80,999,967	(19,253,216)	1,706,251,208
Fidelity Series Large Cap Value Index Fund	691,023,398	64,372,047	146,412,547	43,485,541	20,803,275	12,468,003	642,254,176
Fidelity Series Long-Term Treasury Bond Index Fund	1,057,382,556	1,136,559,733	274,968,203	30,494,361	(33,092,267)	(41,080,959)	1,844,800,860
Fidelity Series Opportunistic Insights Fund	1,094,396,388	343,987,690	378,453,143	189,889,269	56,419,754	(133,332,413)	983,018,276
Fidelity Series Overseas Fund	1,895,157,947	419,745,304	380,530,529	60,472,847	34,667,478	(35,587,248)	1,933,452,952
Fidelity Series Real Estate Income Fund	148,166,727	9,379,793	28,001,991	5,678,534	691,291	3,568,844	133,804,664
Fidelity Series Short-Term Credit Fund	140,351,391	44,821,534	144,113,393	2,313,583	(2,485,531)	(1,663,916)	36,910,085
Fidelity Series Small Cap Discovery Fund	234,588,618	46,944,160	55,263,229	38,261,841	6,308,039	(21,449,769)	211,127,819
Fidelity Series Small Cap Opportunities Fund	784,734,018	289,214,045	210,121,252	191,558,584	20,175,188	(189,616,439)	694,385,560
Fidelity Series Stock Selector Large Cap Value Fund	1,584,584,818	354,062,956	441,894,398	265,888,153	48,402,100	(107,905,153)	1,437,250,323
Fidelity Series Value Discovery Fund	1,218,611,413	188,888,984	330,355,926	132,696,017	56,689,250	(40,435,882)	1,093,397,839
	$38,919,078,017	$13,233,861,818	$12,899,959,769	$3,735,570,389	$718,570,956	$(3,556,251,542)	$36,415,219,061

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$14,625,003	$--	$14,625,003	$--
Domestic Equity Funds	12,277,310,268	12,277,310,268	--	--
International Equity Funds	11,162,551,655	11,162,551,655	--	--
Bond Funds	12,791,178,000	12,791,178,000	--	--
Short-Term Funds	216,406,441	216,406,441	--	--
Total Investments in Securities:	$36,462,071,367	$36,447,446,364	$14,625,003	$--
Derivative Instruments:
Assets
Futures Contracts	$9,453,505	$9,453,505	$--	$--
Total Assets	$9,453,505	$9,453,505	$--	$--
Liabilities
Futures Contracts	$(41,536)	$(41,536)	$--	$--
Total Liabilities	$(41,536)	$(41,536)	$--	$--
Total Derivative Instruments:	$9,411,969	$9,411,969	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$9,453,505	$(41,536)
Total Equity Risk	9,453,505	(41,536)
Total Value of Derivatives	$9,453,505	$(41,536)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $14,624,915)	$14,625,003
Fidelity Central Funds (cost $32,226,198)	32,227,303
Other affiliated issuers (cost $31,475,907,891)	36,415,219,061
Total Investment in Securities (cost $31,522,759,004)		$36,462,071,367
Receivable for investments sold		642,811,059
Receivable for fund shares sold		30,823,018
Distributions receivable from Fidelity Central Funds		4,626
Other receivables		329,685
Total assets		37,136,039,755
Liabilities
Payable for investments purchased	$622,351,845
Payable for fund shares redeemed	34,085,006
Accrued management fee	18,067,165
Payable for daily variation margin on futures contracts	2,159,642
Other payables and accrued expenses	329,685
Total liabilities		676,993,343
Net Assets		$36,459,046,412
Net Assets consist of:
Paid in capital		$29,780,739,477
Total accumulated earnings (loss)		6,678,306,935
Net Assets		$36,459,046,412
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2030 Fund:
Net Asset Value, offering price and redemption price per share ($16,667,165,438 ÷ 916,661,880 shares)		$18.18
Class K:
Net Asset Value, offering price and redemption price per share ($14,350,455,881 ÷ 789,656,100 shares)		$18.17
Class K6:
Net Asset Value, offering price and redemption price per share ($5,441,425,093 ÷ 300,305,440 shares)		$18.12

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$1,131,911,279
Interest		7,216
Income from Fidelity Central Funds		16,992
Total income		1,131,935,487
Expenses
Management fee	$233,352,278
Independent trustees' fees and expenses	117,735
Total expenses		233,470,013
Net investment income (loss)		898,465,474
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,997
Affiliated issuers	718,570,956
Futures contracts	5,916,485
Capital gain distributions from underlying funds:
Affiliated issuers	2,603,659,110
Total net realized gain (loss)		3,328,156,548
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(147)
Fidelity Central Funds	(1)
Other affiliated issuers	(3,556,251,542)
Futures contracts	9,411,969
Total change in net unrealized appreciation (depreciation)		(3,546,839,721)
Net gain (loss)		(218,683,173)
Net increase (decrease) in net assets resulting from operations		$679,782,301

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$898,465,474	$391,114,008
Net realized gain (loss)	3,328,156,548	2,615,189,676
Change in net unrealized appreciation (depreciation)	(3,546,839,721)	8,699,215,999
Net increase (decrease) in net assets resulting from operations	679,782,301	11,705,519,683
Distributions to shareholders	(4,024,014,410)	(2,280,507,233)
Share transactions - net increase (decrease)	832,976,200	1,011,204,435
Total increase (decrease) in net assets	(2,511,255,909)	10,436,216,885
Net Assets
Beginning of period	38,970,302,321	28,534,085,436
End of period	$36,459,046,412	$38,970,302,321

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2030 Fund

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$19.92	$14.98	$17.20	$18.00	$16.72
Income from Investment Operations
Net investment income (loss)A,B	.45	.19	.29	.28	.21
Net realized and unrealized gain (loss)	(.08)	5.95	(1.30)	.07	1.90
Total from investment operations	.37	6.14	(1.01)	.35	2.11
Distributions from net investment income	(.46)	(.21)	(.30)	(.28)	(.22)
Distributions from net realized gain	(1.65)	(1.00)	(.92)	(.87)	(.61)
Total distributions	(2.11)	(1.20)C	(1.21)C	(1.15)	(.83)
Net asset value, end of period	$18.18	$19.92	$14.98	$17.20	$18.00
Total ReturnD	1.41%	42.14%	(6.69)%	2.32%	12.78%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.67%	.68%	.69%	.69%G	.59%
Expenses net of fee waivers, if any	.67%	.68%	.69%	.69%G	.59%
Expenses net of all reductions	.67%	.68%	.69%	.69%G	.59%
Net investment income (loss)	2.26%	1.06%	1.68%	1.61%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$16,667,165	$16,799,087	$11,724,021	$12,905,055	$12,684,794
Portfolio turnover rateH	33%	26%	31%	18%	18%I

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2030 Fund Class K

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$19.90	$14.97	$17.18	$17.98	$17.47
Income from Investment Operations
Net investment income (loss)B,C	.47	.21	.30	.30	.28
Net realized and unrealized gain (loss)	(.08)	5.94	(1.29)	.06	.81
Total from investment operations	.39	6.15	(.99)	.36	1.09
Distributions from net investment income	(.47)	(.22)	(.31)	(.29)	(.24)
Distributions from net realized gain	(1.65)	(1.00)	(.92)	(.87)	(.35)
Total distributions	(2.12)	(1.22)	(1.22)D	(1.16)	(.58)D
Net asset value, end of period	$18.17	$19.90	$14.97	$17.18	$17.98
Total ReturnE,F	1.52%	42.20%	(6.57)%	2.40%	6.24%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.58%	.59%	.59%	.60%	.62%I,J
Expenses net of fee waivers, if any	.58%	.59%	.59%	.60%	.62%I,J
Expenses net of all reductions	.58%	.59%	.59%	.60%	.62%I,J
Net investment income (loss)	2.35%	1.15%	1.77%	1.70%	2.23%I
Supplemental Data
Net assets, end of period (000 omitted)	$14,350,456	$17,173,513	$13,601,568	$16,527,856	$18,414,961
Portfolio turnover rateK	33%	26%	31%	18%	18%L

 A For the period July 20, 2017 (commencement of sale of shares) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2030 Fund Class K6

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$19.86	$14.94	$17.17	$18.00	$17.15
Income from Investment Operations
Net investment income (loss)B,C	.49	.23	.33	.31	.26
Net realized and unrealized gain (loss)	(.07)	5.94	(1.30)	.08	1.18
Total from investment operations	.42	6.17	(.97)	.39	1.44
Distributions from net investment income	(.50)	(.25)	(.34)	(.33)	(.24)
Distributions from net realized gain	(1.66)	(1.00)	(.92)	(.89)	(.35)
Total distributions	(2.16)	(1.25)	(1.26)	(1.22)	(.59)
Net asset value, end of period	$18.12	$19.86	$14.94	$17.17	$18.00
Total ReturnD,E	1.64%	42.45%	(6.52)%	2.57%	8.35%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.46%	.46%	.47%	.47%	.48%H,I
Expenses net of fee waivers, if any	.46%	.46%	.47%	.47%	.48%H,I
Expenses net of all reductions	.46%	.46%	.47%	.47%	.48%H,I
Net investment income (loss)	2.47%	1.28%	1.90%	1.83%	1.76%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,441,425	$4,997,702	$3,208,497	$2,637,856	$821,874
Portfolio turnover rateJ	33%	26%	31%	18%	18%K

 A For the period June 7, 2017 (commencement of sale of shares) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	11.8
Fidelity Series Emerging Markets Opportunities Fund	11.4
Fidelity Series Growth Company Fund	6.7
Fidelity Series International Value Fund	6.5
Fidelity Series Overseas Fund	6.4
Fidelity Series International Growth Fund	6.4
Fidelity Series Intrinsic Opportunities Fund	6.3
Fidelity Series Large Cap Stock Fund	6.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
Fidelity Series Stock Selector Large Cap Value Fund	5.0
71.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	42.6%
International Equity Funds	36.6%
Bond Funds	20.7%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2035 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.17% 4/21/22 (a)
(Cost $9,559,124)	9,560,000	9,559,349
	Shares	Value

Domestic Equity Funds - 42.6%
Fidelity Series All-Sector Equity Fund (b)	41,989,323	$452,644,898
Fidelity Series Blue Chip Growth Fund (b)	51,713,057	743,116,631
Fidelity Series Commodity Strategy Fund (b)	80,480,993	411,257,876
Fidelity Series Growth Company Fund (b)	101,833,388	1,852,349,334
Fidelity Series Intrinsic Opportunities Fund (b)	88,455,957	1,739,928,680
Fidelity Series Large Cap Stock Fund (b)	86,657,243	1,647,354,196
Fidelity Series Large Cap Value Index Fund (b)	40,369,806	620,080,218
Fidelity Series Opportunistic Insights Fund (b)	51,916,480	949,033,246
Fidelity Series Small Cap Discovery Fund (b)	15,171,970	203,152,679
Fidelity Series Small Cap Opportunities Fund (b)	49,222,191	670,406,240
Fidelity Series Stock Selector Large Cap Value Fund (b)	102,406,601	1,387,609,440
Fidelity Series Value Discovery Fund (b)	65,977,900	1,055,646,397
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,532,493,668)		11,732,579,835

International Equity Funds - 36.6%
Fidelity Series Canada Fund (b)	49,776,799	772,535,919
Fidelity Series Emerging Markets Fund (b)	37,519,181	348,177,997
Fidelity Series Emerging Markets Opportunities Fund (b)	170,527,263	3,137,701,639
Fidelity Series International Growth Fund (b)	106,679,125	1,768,739,893
Fidelity Series International Small Cap Fund (b)	27,052,974	485,600,878
Fidelity Series International Value Fund (b)	161,953,569	1,786,347,865
Fidelity Series Overseas Fund (b)	140,926,743	1,778,495,495
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $8,505,002,236)		10,077,599,686

Bond Funds - 20.7%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	2,861,642	27,471,766
Fidelity Series Emerging Markets Debt Fund (b)	17,101,526	141,087,586
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	5,090,385	45,864,369
Fidelity Series Floating Rate High Income Fund (b)	3,016,196	27,718,837
Fidelity Series High Income Fund (b)	18,315,058	166,483,874
Fidelity Series International Credit Fund (b)	1,227,803	11,369,458
Fidelity Series International Developed Markets Bond Index Fund (b)	48,931,575	456,531,592
Fidelity Series Investment Grade Bond Fund (b)	298,504,613	3,256,685,329
Fidelity Series Long-Term Treasury Bond Index Fund (b)	191,952,583	1,462,678,682
Fidelity Series Real Estate Income Fund (b)	8,868,414	100,745,186
TOTAL BOND FUNDS
(Cost $6,047,006,817)		5,696,636,679

Short-Term Funds - 0.1%
Fidelity Cash Central Fund 0.31% (c)
(Cost $26,071,874)	26,067,023	26,072,237
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $23,120,133,719)		27,542,447,786
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,225,299)
NET ASSETS - 100%		$27,540,222,487

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	753	June 2022	$80,736,660	$3,310,179	$3,310,179
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,570	June 2022	88,351,750	2,268,615	2,268,615
TOTAL PURCHASED					$5,578,794
Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	649	June 2022	147,022,838	(1,583,722)	(1,583,722)
TOTAL FUTURES CONTRACTS					$3,995,072

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,293,436.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$20,209,863	$106,210,222	$100,347,848	$10,927	$--	$--	$26,072,237	0.1%
Total	$20,209,863	$106,210,222	$100,347,848	$10,927	$--	$--	$26,072,237

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$94,631,239	$94,133,562	$402,758	$(437,714)	$--	$--
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	238,738,172	201,612,206	1,341,369	(8,824,545)	(829,657)	27,471,764
Fidelity Series All-Sector Equity Fund	498,332,105	131,886,261	147,048,209	92,082,556	10,484,478	(41,009,737)	452,644,898
Fidelity Series Blue Chip Growth Fund	790,586,328	359,040,334	289,190,511	160,333,145	15,766,430	(133,085,950)	743,116,631
Fidelity Series Canada Fund	620,064,288	146,610,501	127,791,885	16,136,337	5,033,026	128,619,989	772,535,919
Fidelity Series Commodity Strategy Fund	796,193,554	291,123,165	707,211,738	244,346,511	(27,271,130)	58,424,025	411,257,876
Fidelity Series Emerging Markets Debt Fund	155,059,322	26,221,724	26,029,634	7,058,828	(981,668)	(13,182,158)	141,087,586
Fidelity Series Emerging Markets Debt Local Currency Fund	49,865,203	11,085,695	9,804,832	1,963,523	(395,692)	(4,886,005)	45,864,369
Fidelity Series Emerging Markets Fund	420,498,040	90,139,417	80,695,151	12,369,186	6,198,849	(87,963,158)	348,177,997
Fidelity Series Emerging Markets Opportunities Fund	3,803,752,964	1,141,794,974	739,785,590	388,837,780	74,007,871	(1,142,068,580)	3,137,701,639
Fidelity Series Floating Rate High Income Fund	30,025,987	5,428,518	7,745,621	1,257,454	(400,007)	409,960	27,718,837
Fidelity Series Government Money Market Fund 0.31%	190,570,103	11,036,733	201,606,829	51,504	(7)	--	--
Fidelity Series Growth Company Fund	2,017,702,801	1,032,187,816	867,636,684	521,587,835	72,861,103	(402,765,702)	1,852,349,334
Fidelity Series High Income Fund	177,433,089	32,300,676	37,785,024	9,671,641	(115,014)	(5,349,853)	166,483,874
Fidelity Series Inflation-Protected Bond Index Fund	577,049,573	42,215,708	641,678,545	5,406,690	53,105,206	(30,691,942)	--
Fidelity Series International Credit Fund	11,866,704	382,956	--	382,956	--	(880,202)	11,369,458
Fidelity Series International Developed Markets Bond Index Fund	--	483,267,622	7,611,554	132,470	(100,189)	(19,024,287)	456,531,592
Fidelity Series International Growth Fund	1,737,532,532	457,628,214	278,903,935	148,812,269	7,136,890	(154,653,808)	1,768,739,893
Fidelity Series International Small Cap Fund	544,024,154	93,915,664	81,015,025	67,833,938	13,861,421	(85,185,336)	485,600,878
Fidelity Series International Value Fund	1,736,400,806	443,342,449	426,079,153	93,355,578	10,834,133	21,849,630	1,786,347,865
Fidelity Series Intrinsic Opportunities Fund	2,025,282,454	523,133,981	634,587,417	340,827,494	20,185,715	(194,086,053)	1,739,928,680
Fidelity Series Investment Grade Bond Fund	2,936,866,713	1,087,421,543	593,132,904	70,439,371	(13,670,062)	(160,799,959)	3,256,685,331
Fidelity Series Large Cap Stock Fund	1,770,521,782	295,066,175	475,837,986	157,451,078	51,924,415	5,679,810	1,647,354,196
Fidelity Series Large Cap Value Index Fund	652,667,781	78,302,398	142,067,712	41,722,979	16,180,286	14,997,465	620,080,218
Fidelity Series Long-Term Treasury Bond Index Fund	784,569,941	954,382,428	213,553,649	23,242,346	(29,917,481)	(32,802,557)	1,462,678,682
Fidelity Series Opportunistic Insights Fund	1,033,552,678	340,551,448	349,500,738	181,971,652	28,525,586	(104,095,728)	949,033,246
Fidelity Series Overseas Fund	1,740,416,996	346,703,648	308,461,340	55,116,517	25,161,960	(25,325,769)	1,778,495,495
Fidelity Series Real Estate Income Fund	109,837,753	10,171,815	22,324,431	4,250,285	56,399	3,003,650	100,745,186
Fidelity Series Short-Term Credit Fund	40,139,745	1,536,958	41,513,840	267,851	930,899	(1,093,762)	--
Fidelity Series Small Cap Discovery Fund	221,562,014	47,137,199	50,897,894	36,513,917	5,344,189	(19,992,829)	203,152,679
Fidelity Series Small Cap Opportunities Fund	741,131,347	283,072,891	190,350,636	184,086,018	13,977,243	(177,424,605)	670,406,240
Fidelity Series Stock Selector Large Cap Value Fund	1,496,642,642	344,673,323	394,771,233	254,819,586	28,771,956	(87,707,248)	1,387,609,440
Fidelity Series Value Discovery Fund	1,150,972,470	200,251,190	309,687,033	127,203,420	36,116,436	(22,006,666)	1,055,646,397
	$28,861,121,869	$9,645,382,835	$8,700,052,501	$3,251,276,842	$414,350,982	$(2,713,927,022)	$27,506,816,200

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$9,559,349	$--	$9,559,349	$--
Domestic Equity Funds	11,732,579,835	11,732,579,835	--	--
International Equity Funds	10,077,599,686	10,077,599,686	--	--
Bond Funds	5,696,636,679	5,696,636,679	--	--
Short-Term Funds	26,072,237	26,072,237	--	--
Total Investments in Securities:	$27,542,447,786	$27,532,888,437	$9,559,349	$--
Derivative Instruments:
Assets
Futures Contracts	$5,578,794	$5,578,794	$--	$--
Total Assets	$5,578,794	$5,578,794	$--	$--
Liabilities
Futures Contracts	$(1,583,722)	$(1,583,722)	$--	$--
Total Liabilities	$(1,583,722)	$(1,583,722)	$--	$--
Total Derivative Instruments:	$3,995,072	$3,995,072	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$5,578,794	$(1,583,722)
Total Equity Risk	5,578,794	(1,583,722)
Total Value of Derivatives	$5,578,794	$(1,583,722)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $9,559,124)	$9,559,349
Fidelity Central Funds (cost $26,071,874)	26,072,237
Other affiliated issuers (cost $23,084,502,721)	27,506,816,200
Total Investment in Securities (cost $23,120,133,719)		$27,542,447,786
Receivable for investments sold		506,075,542
Receivable for fund shares sold		27,355,939
Distributions receivable from Fidelity Central Funds		3,831
Other receivables		164,480
Total assets		28,076,047,578
Liabilities
Payable for investments purchased	$493,503,986
Payable for fund shares redeemed	26,355,771
Accrued management fee	14,227,607
Payable for daily variation margin on futures contracts	1,573,247
Other payables and accrued expenses	164,480
Total liabilities		535,825,091
Net Assets		$27,540,222,487
Net Assets consist of:
Paid in capital		$21,618,526,344
Total accumulated earnings (loss)		5,921,696,143
Net Assets		$27,540,222,487
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2035 Fund:
Net Asset Value, offering price and redemption price per share ($11,630,509,075 ÷ 732,028,746 shares)		$15.89
Class K:
Net Asset Value, offering price and redemption price per share ($11,216,391,924 ÷ 706,564,920 shares)		$15.87
Class K6:
Net Asset Value, offering price and redemption price per share ($4,693,321,488 ÷ 296,279,403 shares)		$15.84

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$821,939,246
Interest		5,468
Income from Fidelity Central Funds		10,927
Total income		821,955,641
Expenses
Management fee	$182,915,632
Independent trustees' fees and expenses	87,626
Total expenses		183,003,258
Net investment income (loss)		638,952,383
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,962
Affiliated issuers	414,350,982
Futures contracts	3,159,822
Capital gain distributions from underlying funds:
Affiliated issuers	2,429,337,596
Total net realized gain (loss)		2,846,867,362
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	158
Affiliated issuers	(2,713,927,022)
Futures contracts	3,995,072
Total change in net unrealized appreciation (depreciation)		(2,709,931,792)
Net gain (loss)		136,935,570
Net increase (decrease) in net assets resulting from operations		$775,887,953
See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$638,952,383	$274,858,567
Net realized gain (loss)	2,846,867,362	1,932,764,844
Change in net unrealized appreciation (depreciation)	(2,709,931,792)	7,732,814,566
Net increase (decrease) in net assets resulting from operations	775,887,953	9,940,437,977
Distributions to shareholders	(3,186,981,326)	(1,587,673,472)
Share transactions - net increase (decrease)	1,059,713,495	903,730,590
Total increase (decrease) in net assets	(1,351,379,878)	9,256,495,095
Net Assets
Beginning of period	28,891,602,365	19,635,107,270
End of period	$27,540,222,487	$28,891,602,365

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2035 Fund

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$17.36	$12.21	$14.42	$15.20	$13.88
Income from Investment Operations
Net investment income (loss)A,B	.37	.16	.23	.21	.16
Net realized and unrealized gain (loss)	.13	5.97	(1.42)	.01	1.81
Total from investment operations	.50	6.13	(1.19)	.22	1.97
Distributions from net investment income	(.39)	(.18)	(.23)	(.22)	(.17)
Distributions from net realized gain	(1.58)	(.81)	(.79)	(.78)	(.47)
Total distributions	(1.97)	(.98)C	(1.02)	(1.00)	(.65)C
Net asset value, end of period	$15.89	$17.36	$12.21	$14.42	$15.20
Total ReturnD	2.38%	51.68%	(9.25)%	1.85%	14.32%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.71%G	.72%	.73%	.74%	.63%G
Expenses net of fee waivers, if any	.71%G	.72%	.73%	.74%	.63%G
Expenses net of all reductions	.71%G	.72%	.73%	.74%	.63%G
Net investment income (loss)	2.14%	1.02%	1.57%	1.41%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$11,630,509	$11,467,913	$7,408,043	$8,247,886	$8,050,659
Portfolio turnover rateH	30%	24%	31%	18%	17%I

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2035 Fund Class K

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$17.33	$12.19	$14.40	$15.18	$14.60
Income from Investment Operations
Net investment income (loss)B,C	.39	.17	.24	.22	.22
Net realized and unrealized gain (loss)	.13	5.96	(1.42)	.01	.82
Total from investment operations	.52	6.13	(1.18)	.23	1.04
Distributions from net investment income	(.40)	(.19)	(.24)	(.23)	(.19)
Distributions from net realized gain	(1.58)	(.81)	(.79)	(.78)	(.26)
Total distributions	(1.98)	(.99)D	(1.03)	(1.01)	(.46)D
Net asset value, end of period	$15.87	$17.33	$12.19	$14.40	$15.18
Total ReturnE,F	2.49%	51.80%	(9.19)%	1.95%	7.09%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.61%I	.62%	.63%	.64%	.65%I,J
Expenses net of fee waivers, if any	.61%I	.62%	.63%	.64%	.65%I,J
Expenses net of all reductions	.61%I	.62%	.63%	.64%	.65%I,J
Net investment income (loss)	2.23%	1.12%	1.67%	1.51%	2.07%J
Supplemental Data
Net assets, end of period (000 omitted)	$11,216,392	$13,070,819	$9,620,448	$11,661,819	$12,979,898
Portfolio turnover rateK	30%	24%	31%	18%	17%L

 A For the period July 20, 2017 (commencement of sale of shares) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2035 Fund Class K6

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$17.31	$12.17	$14.39	$15.20	$14.30
Income from Investment Operations
Net investment income (loss)B,C	.41	.19	.26	.24	.20
Net realized and unrealized gain (loss)	.12	5.97	(1.42)	.01	1.16
Total from investment operations	.53	6.16	(1.16)	.25	1.36
Distributions from net investment income	(.43)	(.21)	(.26)	(.27)	(.20)
Distributions from net realized gain	(1.58)	(.82)	(.80)	(.79)	(.26)
Total distributions	(2.00)D	(1.02)D	(1.06)	(1.06)	(.46)
Net asset value, end of period	$15.84	$17.31	$12.17	$14.39	$15.20
Total ReturnE,F	2.60%	52.14%	(9.08)%	2.10%	9.50%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.48%	.48%	.49%	.49%	.50%I,J
Expenses net of fee waivers, if any	.48%	.48%	.49%	.49%	.50%I,J
Expenses net of all reductions	.48%	.48%	.49%	.49%	.50%I,J
Net investment income (loss)	2.37%	1.26%	1.82%	1.65%	1.61%I
Supplemental Data
Net assets, end of period (000 omitted)	$4,693,321	$4,352,870	$2,606,617	$2,217,206	$712,276
Portfolio turnover rateK	30%	24%	31%	18%	17%L

 A For the period June 7, 2017 (commencement of sale of shares) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	12.6
Fidelity Series Growth Company Fund	7.9
Fidelity Series Intrinsic Opportunities Fund	7.5
Fidelity Series International Value Fund	7.4
Fidelity Series Overseas Fund	7.4
Fidelity Series International Growth Fund	7.4
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	5.9
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
Fidelity Series Value Discovery Fund	4.5
72.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.9%
International Equity Funds	41.4%
Bond Funds	8.5%
Short-Term Funds	0.1%
Short-Term Investments	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2040 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.17% 4/14/22 to 4/21/22 (a)
(Cost $14,258,776)	14,260,000	14,259,058
	Shares	Value

Domestic Equity Funds - 49.9%
Fidelity Series All-Sector Equity Fund (b)	50,109,890	$540,184,615
Fidelity Series Blue Chip Growth Fund (b)	61,710,705	886,782,833
Fidelity Series Commodity Strategy Fund (b)	80,861,822	413,203,908
Fidelity Series Growth Company Fund (b)	121,524,434	2,210,529,456
Fidelity Series Intrinsic Opportunities Fund (b)	105,773,652	2,080,567,734
Fidelity Series Large Cap Stock Fund (b)	103,413,688	1,965,894,214
Fidelity Series Large Cap Value Index Fund (b)	48,178,973	740,029,020
Fidelity Series Opportunistic Insights Fund (b)	61,952,450	1,132,490,794
Fidelity Series Small Cap Discovery Fund (b)	17,974,266	240,675,419
Fidelity Series Small Cap Opportunities Fund (b)	58,739,253	800,028,623
Fidelity Series Stock Selector Large Cap Value Fund (b)	122,205,044	1,655,878,341
Fidelity Series Value Discovery Fund (b)	78,736,015	1,259,776,239
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,275,566,270)		13,926,041,196

International Equity Funds - 41.4%
Fidelity Series Canada Fund (b)	57,945,883	899,320,097
Fidelity Series Emerging Markets Fund (b)	41,061,759	381,053,128
Fidelity Series Emerging Markets Opportunities Fund (b)	191,142,616	3,517,024,138
Fidelity Series International Growth Fund (b)	124,017,821	2,056,215,468
Fidelity Series International Small Cap Fund (b)	31,380,587	563,281,544
Fidelity Series International Value Fund (b)	188,263,164	2,076,542,702
Fidelity Series Overseas Fund (b)	163,818,079	2,067,384,156
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $9,853,655,309)		11,560,821,233

Bond Funds - 8.5%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	2,907,192	27,909,039
Fidelity Series Emerging Markets Debt Fund (b)	16,998,377	140,236,608
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	5,130,423	46,225,110
Fidelity Series Floating Rate High Income Fund (b)	3,039,792	27,935,687
Fidelity Series High Income Fund (b)	18,717,904	170,145,746
Fidelity Series International Credit Fund (b)	1,193,577	11,052,520
Fidelity Series International Developed Markets Bond Index Fund (b)	489,793	4,569,771
Fidelity Series Investment Grade Bond Fund (b)	32,659,858	356,319,055
Fidelity Series Long-Term Treasury Bond Index Fund (b)	195,485,642	1,489,600,593
Fidelity Series Real Estate Income Fund (b)	8,964,935	101,841,659
TOTAL BOND FUNDS
(Cost $2,546,520,248)		2,375,835,788

Short-Term Funds - 0.1%
Fidelity Cash Central Fund 0.31% (c)
(Cost $22,630,571)	22,626,462	22,630,988
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $22,712,631,174)		27,899,588,263
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,767,328)
NET ASSETS - 100%		$27,897,820,935

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	663	June 2022	$71,086,860	$3,026,186	$3,026,186
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	2,035	June 2022	114,519,625	2,331,484	2,331,484
TOTAL PURCHASED					$5,357,670
Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	685	June 2022	155,178,188	(3,538,893)	(3,538,893)
TOTAL FUTURES CONTRACTS					$1,818,777

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

The notional amount of futures sold as a percentage of Net Assets is 0.6%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,565,417.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$11,494,556	$107,329,510	$96,193,078	$10,505	$--	$--	$22,630,988	0.0%
Total	$11,494,556	$107,329,510	$96,193,078	$10,505	$--	$--	$22,630,988

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$128,622,012	$128,104,400	$408,166	$(456,844)	$--	$--
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	250,827,123	213,183,294	1,286,049	(8,891,799)	(842,991)	27,909,039
Fidelity Series All-Sector Equity Fund	573,944,243	149,639,715	145,892,202	108,876,277	10,974,433	(48,481,574)	540,184,615
Fidelity Series Blue Chip Growth Fund	910,539,429	424,934,233	308,616,183	188,697,848	15,050,662	(155,125,308)	886,782,833
Fidelity Series Canada Fund	704,757,720	174,830,964	133,545,619	18,315,875	4,855,469	148,421,563	899,320,097
Fidelity Series Commodity Strategy Fund	804,669,530	290,280,502	712,281,943	247,740,827	(29,377,408)	59,913,227	413,203,908
Fidelity Series Emerging Markets Debt Fund	157,199,368	22,611,904	25,477,182	7,128,037	(1,224,667)	(12,872,815)	140,236,608
Fidelity Series Emerging Markets Debt Local Currency Fund	51,094,033	9,487,181	9,115,759	1,994,211	(421,866)	(4,818,479)	46,225,110
Fidelity Series Emerging Markets Fund	461,198,780	92,266,861	80,198,589	13,782,420	4,403,812	(96,617,736)	381,053,128
Fidelity Series Emerging Markets Opportunities Fund	4,163,415,643	1,287,050,508	735,795,464	435,241,498	54,623,658	(1,252,270,207)	3,517,024,138
Fidelity Series Floating Rate High Income Fund	30,146,999	3,097,168	5,325,349	1,253,255	(250,872)	267,741	27,935,687
Fidelity Series Government Money Market Fund 0.31%	192,203,651	17,748,995	209,952,646	41,777	--	--	--
Fidelity Series Growth Company Fund	2,323,775,741	1,214,509,923	932,899,281	614,417,876	71,509,984	(466,366,911)	2,210,529,456
Fidelity Series High Income Fund	180,560,165	24,672,983	29,712,718	9,690,127	(307,939)	(5,066,745)	170,145,746
Fidelity Series Inflation-Protected Bond Index Fund	577,866,254	47,194,804	647,627,499	5,606,628	52,476,330	(29,909,889)	--
Fidelity Series International Credit Fund	11,535,904	372,281	--	372,281	--	(855,665)	11,052,520
Fidelity Series International Developed Markets Bond Index Fund	--	5,035,108	286,671	2,051	(3,415)	(175,251)	4,569,771
Fidelity Series International Growth Fund	1,974,852,247	504,565,151	250,345,795	171,672,642	2,531,019	(175,387,154)	2,056,215,468
Fidelity Series International Small Cap Fund	620,028,461	109,639,730	84,082,318	78,124,504	8,732,064	(91,036,393)	563,281,544
Fidelity Series International Value Fund	1,974,264,607	518,809,154	453,038,349	107,784,136	9,003,485	27,503,805	2,076,542,702
Fidelity Series Intrinsic Opportunities Fund	2,332,742,578	641,198,300	685,632,185	401,225,381	10,696,897	(218,437,856)	2,080,567,734
Fidelity Series Investment Grade Bond Fund	11,978,817	442,544,554	86,981,072	1,647,055	(935,695)	(10,287,549)	356,319,055
Fidelity Series Large Cap Stock Fund	2,039,274,385	331,882,007	470,819,755	184,986,555	39,291,232	26,266,345	1,965,894,214
Fidelity Series Large Cap Value Index Fund	751,745,003	99,515,252	146,797,537	49,301,087	12,602,121	22,964,181	740,029,020
Fidelity Series Long-Term Treasury Bond Index Fund	792,952,982	975,215,679	214,648,495	23,438,080	(30,067,133)	(33,852,440)	1,489,600,593
Fidelity Series Opportunistic Insights Fund	1,190,385,340	405,455,578	371,025,928	214,995,438	29,442,363	(121,766,559)	1,132,490,794
Fidelity Series Overseas Fund	1,978,115,516	378,349,895	285,956,891	63,506,829	14,049,651	(17,174,015)	2,067,384,156
Fidelity Series Real Estate Income Fund	110,784,694	7,813,974	19,943,975	4,284,354	146,962	3,040,004	101,841,659
Fidelity Series Short-Term Credit Fund	40,486,799	1,898,507	42,386,663	189,506	893,552	(892,195)	--
Fidelity Series Small Cap Discovery Fund	255,189,289	55,501,409	52,505,093	42,797,581	5,042,865	(22,553,051)	240,675,419
Fidelity Series Small Cap Opportunities Fund	853,415,979	324,224,935	184,316,026	216,547,706	10,383,262	(203,679,527)	800,028,623
Fidelity Series Stock Selector Large Cap Value Fund	1,723,856,427	424,369,001	419,346,561	301,353,165	24,061,309	(97,061,835)	1,655,878,341
Fidelity Series Value Discovery Fund	1,325,695,634	250,772,280	330,513,453	150,441,497	30,875,585	(17,053,807)	1,259,776,239
	$29,118,676,218	$9,614,937,671	$8,416,354,895	$3,667,150,719	$339,709,077	$(2,794,209,086)	$27,862,698,217

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$14,259,058	$--	$14,259,058	$--
Domestic Equity Funds	13,926,041,196	13,926,041,196	--	--
International Equity Funds	11,560,821,233	11,560,821,233	--	--
Bond Funds	2,375,835,788	2,375,835,788	--	--
Short-Term Funds	22,630,988	22,630,988	--	--
Total Investments in Securities:	$27,899,588,263	$27,885,329,205	$14,259,058	$--
Derivative Instruments:
Assets
Futures Contracts	$5,357,670	$5,357,670	$--	$--
Total Assets	$5,357,670	$5,357,670	$--	$--
Liabilities
Futures Contracts	$(3,538,893)	$(3,538,893)	$--	$--
Total Liabilities	$(3,538,893)	$(3,538,893)	$--	$--
Total Derivative Instruments:	$1,818,777	$1,818,777	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$5,357,670	$(3,538,893)
Total Equity Risk	5,357,670	(3,538,893)
Total Value of Derivatives	$5,357,670	$(3,538,893)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $14,258,776)	$14,259,058
Fidelity Central Funds (cost $22,630,571)	22,630,988
Other affiliated issuers (cost $22,675,741,827)	27,862,698,217
Total Investment in Securities (cost $22,712,631,174)		$27,899,588,263
Receivable for investments sold		441,459,861
Receivable for fund shares sold		28,584,987
Distributions receivable from Fidelity Central Funds		3,457
Other receivables		142,228
Total assets		28,369,778,796
Liabilities
Payable for investments purchased	$427,475,435
Payable for fund shares redeemed	28,213,889
Accrued management fee	15,005,902
Payable for daily variation margin on futures contracts	1,120,407
Other payables and accrued expenses	142,228
Total liabilities		471,957,861
Net Assets		$27,897,820,935
Net Assets consist of:
Paid in capital		$20,988,190,162
Total accumulated earnings (loss)		6,909,630,773
Net Assets		$27,897,820,935
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2040 Fund:
Net Asset Value, offering price and redemption price per share ($11,819,798,617 ÷ 1,035,533,027 shares)		$11.41
Class K:
Net Asset Value, offering price and redemption price per share ($11,362,815,785 ÷ 995,126,399 shares)		$11.42
Class K6:
Net Asset Value, offering price and redemption price per share ($4,715,206,533 ÷ 414,588,306 shares)		$11.37

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$830,416,818
Interest		6,778
Income from Fidelity Central Funds		10,505
Total income		830,434,101
Expenses
Management fee	$193,998,389
Independent trustees' fees and expenses	88,772
Total expenses before reductions	194,087,161
Expense reductions	(2)
Total expenses after reductions		194,087,159
Net investment income (loss)		636,346,942
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,043
Affiliated issuers	339,709,077
Futures contracts	963,033
Capital gain distributions from underlying funds:
Affiliated issuers	2,836,733,901
Total net realized gain (loss)		3,177,426,054
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	214
Affiliated issuers	(2,794,209,086)
Futures contracts	1,818,777
Total change in net unrealized appreciation (depreciation)		(2,792,390,095)
Net gain (loss)		385,035,959
Net increase (decrease) in net assets resulting from operations		$1,021,382,901

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$636,346,942	$257,448,605
Net realized gain (loss)	3,177,426,054	1,963,562,242
Change in net unrealized appreciation (depreciation)	(2,792,390,095)	8,625,456,449
Net increase (decrease) in net assets resulting from operations	1,021,382,901	10,846,467,296
Distributions to shareholders	(3,362,328,295)	(1,531,402,987)
Share transactions - net increase (decrease)	1,097,523,194	473,223,214
Total increase (decrease) in net assets	(1,243,422,200)	9,788,287,523
Net Assets
Beginning of period	29,141,243,135	19,352,955,612
End of period	$27,897,820,935	$29,141,243,135

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2040 Fund

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$12.43	$8.40	$10.09	$10.67	$9.74
Income from Investment Operations
Net investment income (loss)A,B	.26	.10	.15	.14	.11
Net realized and unrealized gain (loss)	.19	4.60	(1.13)	–C	1.29
Total from investment operations	.45	4.70	(.98)	.14	1.40
Distributions from net investment income	(.28)	(.12)	(.16)	(.15)	(.12)
Distributions from net realized gain	(1.20)	(.54)	(.55)	(.57)	(.35)
Total distributions	(1.47)D	(.67)D	(.71)	(.72)	(.47)
Net asset value, end of period	$11.41	$12.43	$8.40	$10.09	$10.67
Total ReturnE	3.14%	57.59%	(10.80)%	1.79%	14.52%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.75%	.75%	.75%	.75%	.63%H
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.63%H
Expenses net of all reductions	.75%	.75%	.75%	.75%	.63%H
Net investment income (loss)	2.09%	.95%	1.52%	1.36%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$11,819,799	$11,610,621	$7,378,482	$8,404,848	$8,285,660
Portfolio turnover rateI	29%	22%	28%	17%	16%J

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2040 Fund Class K

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.42	$8.39	$10.08	$10.66	$10.25
Income from Investment Operations
Net investment income (loss)B,C	.27	.11	.16	.15	.15
Net realized and unrealized gain (loss)	.21	4.59	(1.13)	–D	.59
Total from investment operations	.48	4.70	(.97)	.15	.74
Distributions from net investment income	(.28)	(.13)	(.17)	(.16)	(.14)
Distributions from net realized gain	(1.20)	(.54)	(.55)	(.57)	(.19)
Total distributions	(1.48)	(.67)	(.72)	(.73)	(.33)
Net asset value, end of period	$11.42	$12.42	$8.39	$10.08	$10.66
Total ReturnE,F	3.36%	57.77%	(10.76)%	1.87%	7.21%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.64%I	.64%	.64%	.64%	.65%I,J
Expenses net of fee waivers, if any	.64%I	.64%	.64%	.64%	.65%I,J
Expenses net of all reductions	.64%I	.64%	.64%	.64%	.65%I,J
Net investment income (loss)	2.20%	1.05%	1.62%	1.46%	2.06%J
Supplemental Data
Net assets, end of period (000 omitted)	$11,362,816	$13,396,654	$9,581,184	$11,994,623	$13,434,642
Portfolio turnover rateK	29%	22%	28%	17%	16%L

 A For the period July 20, 2017 (commencement of sale of shares) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2040 Fund Class K6

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.38	$8.37	$10.06	$10.66	$10.03
Income from Investment Operations
Net investment income (loss)B,C	.29	.13	.18	.16	.13
Net realized and unrealized gain (loss)	.20	4.57	(1.13)	.01	.83
Total from investment operations	.49	4.70	(.95)	.17	.96
Distributions from net investment income	(.31)	(.15)	(.18)	(.19)	(.14)
Distributions from net realized gain	(1.20)	(.55)	(.56)	(.58)	(.19)
Total distributions	(1.50)D	(.69)D	(.74)	(.77)	(.33)
Net asset value, end of period	$11.37	$12.38	$8.37	$10.06	$10.66
Total ReturnE,F	3.47%	57.95%	(10.58)%	2.06%	9.60%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.49%I	.49%	.49%	.50%I	.50%I,J
Expenses net of fee waivers, if any	.49%I	.49%	.49%	.50%I	.50%I,J
Expenses net of all reductions	.49%I	.49%	.49%	.50%I	.50%I,J
Net investment income (loss)	2.35%	1.20%	1.77%	1.61%	1.55%J
Supplemental Data
Net assets, end of period (000 omitted)	$4,715,207	$4,133,969	$2,393,289	$2,035,487	$652,451
Portfolio turnover rateK	29%	22%	28%	17%	16%L

 A For the period June 7, 2017 (commencement of sale of shares) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	12.7
Fidelity Series Growth Company Fund	8.0
Fidelity Series Intrinsic Opportunities Fund	7.5
Fidelity Series International Value Fund	7.5
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.4
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
Fidelity Series Value Discovery Fund	4.6
73.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.4%
International Equity Funds	41.8%
Bond Funds	7.7%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2045 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.17% 4/14/22 to 4/21/22 (a)
(Cost $9,929,168)	9,930,000	9,929,351
	Shares	Value

Domestic Equity Funds - 50.4%
Fidelity Series All-Sector Equity Fund (b)	33,650,457	$362,751,926
Fidelity Series Blue Chip Growth Fund (b)	41,442,285	595,525,642
Fidelity Series Commodity Strategy Fund (b)	53,702,919	274,421,918
Fidelity Series Growth Company Fund (b)	81,608,731	1,484,462,815
Fidelity Series Intrinsic Opportunities Fund (b)	70,924,216	1,395,079,324
Fidelity Series Large Cap Stock Fund (b)	69,445,863	1,320,165,861
Fidelity Series Large Cap Value Index Fund (b)	32,354,230	496,960,975
Fidelity Series Opportunistic Insights Fund (b)	41,602,953	760,501,976
Fidelity Series Small Cap Discovery Fund (b)	12,052,696	161,385,604
Fidelity Series Small Cap Opportunities Fund (b)	39,444,961	537,240,371
Fidelity Series Stock Selector Large Cap Value Fund (b)	82,064,152	1,111,969,263
Fidelity Series Value Discovery Fund (b)	52,873,599	845,977,580
TOTAL DOMESTIC EQUITY FUNDS
(Cost $7,116,308,017)		9,346,443,255

International Equity Funds - 41.8%
Fidelity Series Canada Fund (b)	38,815,426	602,415,414
Fidelity Series Emerging Markets Fund (b)	27,268,866	253,055,079
Fidelity Series Emerging Markets Opportunities Fund (b)	127,748,536	2,350,573,070
Fidelity Series International Growth Fund (b)	83,114,991	1,378,046,548
Fidelity Series International Small Cap Fund (b)	21,039,112	377,652,063
Fidelity Series International Value Fund (b)	126,168,614	1,391,639,810
Fidelity Series Overseas Fund (b)	109,789,726	1,385,546,342
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,691,138,654)		7,738,928,326

Bond Funds - 7.7%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	1,931,515	18,542,547
Fidelity Series Emerging Markets Debt Fund (b)	10,981,069	90,593,819
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	3,407,134	30,698,280
Fidelity Series Floating Rate High Income Fund (b)	2,018,655	18,551,441
Fidelity Series High Income Fund (b)	12,190,467	110,811,348
Fidelity Series International Credit Fund (b)	710,147	6,575,960
Fidelity Series Investment Grade Bond Fund (b)	8,715,565	95,086,811
Fidelity Series Long-Term Treasury Bond Index Fund (b)	129,589,386	987,471,120
Fidelity Series Real Estate Income Fund (b)	5,833,096	66,263,976
TOTAL BOND FUNDS
(Cost $1,528,782,099)		1,424,595,302

Short-Term Funds - 0.1%
Fidelity Cash Central Fund 0.31% (c)
(Cost $13,840,493)	13,838,004	13,840,771
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $15,359,998,431)		18,533,737,005
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,249,759)
NET ASSETS - 100%		$18,532,487,246

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	460	June 2022	$49,321,200	$1,972,131	$1,972,132
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,436	June 2022	80,810,900	2,062,436	2,062,435
TOTAL PURCHASED					$4,034,567
Sold
Equity Index Contracts
Chicago Mercantile Exchange, Inc.	445	June 2022	100,809,188	(2,379,593)	(2,379,593)
TOTAL FUTURES CONTRACTS					$1,654,974

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,115,586.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$7,703,860	$68,631,168	$62,494,257	$6,642	$--	$--	$13,840,771	0.0%
Total	$7,703,860	$68,631,168	$62,494,257	$6,642	$--	$--	$13,840,771

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$84,856,891	$84,516,060	$268,739	$(300,804)	$--	$--
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	166,644,082	141,682,268	846,227	(5,859,307)	(559,960)	18,542,547
Fidelity Series All-Sector Equity Fund	378,738,471	107,268,466	98,143,385	72,129,608	6,513,535	(31,625,161)	362,751,926
Fidelity Series Blue Chip Growth Fund	600,853,021	294,896,130	207,372,128	124,298,054	9,981,977	(102,833,358)	595,525,642
Fidelity Series Canada Fund	465,061,710	128,307,962	92,346,411	12,093,272	3,171,167	98,220,986	602,415,414
Fidelity Series Commodity Strategy Fund	531,057,951	199,546,481	477,027,687	163,111,777	(18,249,028)	39,094,201	274,421,918
Fidelity Series Emerging Markets Debt Fund	103,767,500	16,149,404	20,218,306	4,667,402	(845,565)	(8,259,214)	90,593,819
Fidelity Series Emerging Markets Debt Local Currency Fund	33,749,871	6,885,653	6,489,062	1,313,225	(273,321)	(3,174,861)	30,698,280
Fidelity Series Emerging Markets Fund	304,374,578	66,384,261	56,886,973	9,092,467	3,217,846	(64,034,633)	253,055,079
Fidelity Series Emerging Markets Opportunities Fund	2,747,435,467	907,404,475	514,252,616	287,207,059	34,915,807	(824,930,063)	2,350,573,070
Fidelity Series Floating Rate High Income Fund	19,860,408	2,417,794	3,737,947	825,927	(109,931)	121,117	18,551,441
Fidelity Series Government Money Market Fund 0.31%	126,836,215	6,609,621	133,445,836	27,245	--	--	--
Fidelity Series Growth Company Fund	1,533,427,331	838,658,787	625,186,466	405,982,022	45,545,055	(307,981,892)	1,484,462,815
Fidelity Series High Income Fund	119,216,722	18,056,276	22,941,489	6,358,251	(160,665)	(3,359,496)	110,811,348
Fidelity Series Inflation-Protected Bond Index Fund	381,467,514	34,994,752	431,261,482	3,683,502	34,050,057	(19,250,841)	--
Fidelity Series International Credit Fund	6,863,561	221,497	--	221,497	--	(509,098)	6,575,960
Fidelity Series International Growth Fund	1,303,179,667	368,893,414	178,672,753	113,438,443	3,513,680	(118,867,460)	1,378,046,548
Fidelity Series International Small Cap Fund	409,181,533	84,099,245	60,874,567	51,601,897	4,941,341	(59,695,489)	377,652,063
Fidelity Series International Value Fund	1,302,824,858	376,897,831	312,297,273	71,225,312	6,136,553	18,077,841	1,391,639,810
Fidelity Series Intrinsic Opportunities Fund	1,539,354,207	453,424,067	461,233,707	264,338,417	8,829,336	(145,294,579)	1,395,079,324
Fidelity Series Investment Grade Bond Fund	8,058,650	150,994,818	62,592,841	386,076	(1,280,968)	(92,848)	95,086,811
Fidelity Series Large Cap Stock Fund	1,345,695,611	247,014,442	315,874,473	121,721,102	20,760,274	22,570,007	1,320,165,861
Fidelity Series Large Cap Value Index Fund	496,069,152	76,023,206	98,538,356	32,604,669	8,309,513	15,097,460	496,960,975
Fidelity Series Long-Term Treasury Bond Index Fund	523,327,304	652,769,038	147,091,285	15,378,461	(20,607,174)	(20,926,763)	987,471,120
Fidelity Series Opportunistic Insights Fund	785,520,418	287,459,871	250,582,203	142,169,684	19,474,788	(81,370,898)	760,501,976
Fidelity Series Overseas Fund	1,305,332,238	286,722,673	203,270,353	41,964,366	8,621,279	(11,859,495)	1,385,546,342
Fidelity Series Real Estate Income Fund	73,105,509	6,553,819	15,519,987	2,816,241	107,520	2,017,115	66,263,976
Fidelity Series Short-Term Credit Fund	26,716,767	820,117	27,539,491	124,064	596,070	(593,463)	--
Fidelity Series Small Cap Discovery Fund	168,396,737	39,726,221	35,176,394	28,166,154	3,520,022	(15,080,982)	161,385,604
Fidelity Series Small Cap Opportunities Fund	563,158,273	225,152,369	123,769,818	142,590,510	6,790,042	(134,090,495)	537,240,371
Fidelity Series Stock Selector Large Cap Value Fund	1,137,556,561	306,159,819	282,839,879	199,638,845	14,562,154	(63,469,392)	1,111,969,263
Fidelity Series Value Discovery Fund	874,813,304	183,454,933	220,956,678	99,699,919	15,486,217	(6,820,196)	845,977,580
	$19,215,001,109	$6,625,468,415	$5,712,338,174	$2,419,990,434	$211,357,470	$(1,829,481,910)	$18,509,966,883

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$9,929,351	$--	$9,929,351	$--
Domestic Equity Funds	9,346,443,255	9,346,443,255	--	--
International Equity Funds	7,738,928,326	7,738,928,326	--	--
Bond Funds	1,424,595,302	1,424,595,302	--	--
Short-Term Funds	13,840,771	13,840,771	--	--
Total Investments in Securities:	$18,533,737,005	$18,523,807,654	$9,929,351	$--
Derivative Instruments:
Assets
Futures Contracts	$4,034,567	$4,034,567	$--	$--
Total Assets	$4,034,567	$4,034,567	$--	$--
Liabilities
Futures Contracts	$(2,379,593)	$(2,379,593)	$--	$--
Total Liabilities	$(2,379,593)	$(2,379,593)	$--	$--
Total Derivative Instruments:	$1,654,974	$1,654,974	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$4,034,567	$(2,379,593)
Total Equity Risk	4,034,567	(2,379,593)
Total Value of Derivatives	$4,034,567	$(2,379,593)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $9,929,168)	$9,929,351
Fidelity Central Funds (cost $13,840,493)	13,840,771
Other affiliated issuers (cost $15,336,228,770)	18,509,966,883
Total Investment in Securities (cost $15,359,998,431)		$18,533,737,005
Receivable for investments sold		272,667,595
Receivable for fund shares sold		25,039,553
Distributions receivable from Fidelity Central Funds		2,096
Other receivables		128,831
Total assets		18,831,575,080
Liabilities
Payable for investments purchased	$269,778,391
Payable for fund shares redeemed	18,558,931
Accrued management fee	9,795,696
Payable for daily variation margin on futures contracts	825,985
Other payables and accrued expenses	128,831
Total liabilities		299,087,834
Net Assets		$18,532,487,246
Net Assets consist of:
Paid in capital		$14,236,340,274
Total accumulated earnings (loss)		4,296,146,972
Net Assets		$18,532,487,246
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2045 Fund:
Net Asset Value, offering price and redemption price per share ($6,683,616,784 ÷ 511,206,161 shares)		$13.07
Class K:
Net Asset Value, offering price and redemption price per share ($8,267,189,537 ÷ 632,710,073 shares)		$13.07
Class K6:
Net Asset Value, offering price and redemption price per share ($3,581,680,925 ÷ 275,051,390 shares)		$13.02

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$546,964,640
Interest		4,573
Income from Fidelity Central Funds		6,642
Total income		546,975,855
Expenses
Management fee	$125,822,619
Independent trustees' fees and expenses	58,384
Total expenses before reductions	125,881,003
Expense reductions	(13)
Total expenses after reductions		125,880,990
Net investment income (loss)		421,094,865
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,100
Affiliated issuers	211,357,470
Futures contracts	(438,751)
Capital gain distributions from underlying funds:
Affiliated issuers	1,873,025,794
Total net realized gain (loss)		2,083,956,613
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	138
Affiliated issuers	(1,829,481,910)
Futures contracts	1,654,974
Total change in net unrealized appreciation (depreciation)		(1,827,826,798)
Net gain (loss)		256,129,815
Net increase (decrease) in net assets resulting from operations		$677,224,680

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$421,094,865	$170,879,884
Net realized gain (loss)	2,083,956,613	1,198,195,727
Change in net unrealized appreciation (depreciation)	(1,827,826,798)	5,684,857,584
Net increase (decrease) in net assets resulting from operations	677,224,680	7,053,933,195
Distributions to shareholders	(2,197,883,066)	(888,134,747)
Share transactions - net increase (decrease)	823,160,733	661,817,893
Total increase (decrease) in net assets	(697,497,653)	6,827,616,341
Net Assets
Beginning of period	19,229,984,899	12,402,368,558
End of period	$18,532,487,246	$19,229,984,899

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2045 Fund

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$14.22	$9.54	$11.44	$12.09	$11.00
Income from Investment Operations
Net investment income (loss)A,B	.30	.12	.17	.16	.12
Net realized and unrealized gain (loss)	.22	5.23	(1.29)	(.01)	1.46
Total from investment operations	.52	5.35	(1.12)	.15	1.58
Distributions from net investment income	(.32)	(.14)	(.18)	(.17)	(.13)
Distributions from net realized gain	(1.36)	(.53)	(.61)	(.63)	(.35)
Total distributions	(1.67)C	(.67)	(.78)C	(.80)	(.49)C
Net asset value, end of period	$13.07	$14.22	$9.54	$11.44	$12.09
Total ReturnD	3.19%	57.65%	(10.80)%	1.72%	14.48%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.75%	.75%	.75%	.75%	.63%G
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.63%G
Expenses net of all reductions	.75%	.75%	.75%	.75%	.63%G
Net investment income (loss)	2.10%	.96%	1.52%	1.37%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$6,683,617	$6,499,049	$3,945,874	$4,345,914	$4,144,152
Portfolio turnover rateH	30%	21%	28%	18%	17%I

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2045 Fund Class K

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.21	$9.53	$11.43	$12.08	$11.59
Income from Investment Operations
Net investment income (loss)B,C	.31	.13	.18	.17	.17
Net realized and unrealized gain (loss)	.23	5.23	(1.29)	(.01)	.67
Total from investment operations	.54	5.36	(1.11)	.16	.84
Distributions from net investment income	(.32)	(.15)	(.19)	(.18)	(.15)
Distributions from net realized gain	(1.36)	(.53)	(.61)	(.63)	(.19)
Total distributions	(1.68)	(.68)	(.79)D	(.81)	(.35)D
Net asset value, end of period	$13.07	$14.21	$9.53	$11.43	$12.08
Total ReturnE,F	3.32%	57.85%	(10.74)%	1.83%	7.21%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.64%I	.64%	.64%	.64%	.65%I,J
Expenses net of fee waivers, if any	.64%I	.64%	.64%	.64%	.65%I,J
Expenses net of all reductions	.64%I	.64%	.64%	.64%	.65%I,J
Net investment income (loss)	2.20%	1.06%	1.62%	1.47%	2.05%J
Supplemental Data
Net assets, end of period (000 omitted)	$8,267,190	$9,496,661	$6,636,812	$7,982,073	$8,748,416
Portfolio turnover rateK	30%	21%	28%	18%	17%L

 A For the period July 20, 2017 (commencement of sale of shares) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2045 Fund Class K6

	March 31,	March 31,
Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.17	$9.51	$11.41	$12.09	$11.34
Income from Investment Operations
Net investment income (loss)B,C	.33	.15	.20	.18	.14
Net realized and unrealized gain (loss)	.23	5.22	(1.28)	(.01)	.96
Total from investment operations	.56	5.37	(1.08)	.17	1.10
Distributions from net investment income	(.35)	(.17)	(.20)	(.21)	(.16)
Distributions from net realized gain	(1.36)	(.54)	(.61)	(.64)	(.19)
Total distributions	(1.71)	(.71)	(.82)D	(.85)	(.35)
Net asset value, end of period	$13.02	$14.17	$9.51	$11.41	$12.09
Total ReturnE,F	3.44%	58.05%	(10.57)%	1.95%	9.70%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.49%I	.49%	.49%	.50%	.50%I,J
Expenses net of fee waivers, if any	.49%I	.49%	.49%	.50%	.50%I,J
Expenses net of all reductions	.49%I	.49%	.49%	.50%	.50%I,J
Net investment income (loss)	2.35%	1.21%	1.77%	1.62%	1.45%J
Supplemental Data
Net assets, end of period (000 omitted)	$3,581,681	$3,234,275	$1,819,682	$1,485,505	$412,758
Portfolio turnover rateK	30%	21%	28%	18%	17%L

 A For the period June 7, 2017 (commencement of sale of shares) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	12.7
Fidelity Series Growth Company Fund	8.0
Fidelity Series Intrinsic Opportunities Fund	7.5
Fidelity Series International Value Fund	7.5
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.4
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
Fidelity Series Value Discovery Fund	4.6
73.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.4%
International Equity Funds	41.8%
Bond Funds	7.7%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2050 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.17% 4/14/22 to 4/21/22 (a)
(Cost $8,809,263)	8,810,000	8,809,424
	Shares	Value

Domestic Equity Funds - 50.4%
Fidelity Series All-Sector Equity Fund (b)	30,144,262	$324,955,142
Fidelity Series Blue Chip Growth Fund (b)	37,124,605	533,480,569
Fidelity Series Commodity Strategy Fund (b)	48,116,390	245,874,752
Fidelity Series Growth Company Fund (b)	73,105,821	1,329,794,891
Fidelity Series Intrinsic Opportunities Fund (b)	63,534,325	1,249,720,181
Fidelity Series Large Cap Stock Fund (b)	62,210,023	1,182,612,530
Fidelity Series Large Cap Value Index Fund (b)	28,982,770	445,175,347
Fidelity Series Opportunistic Insights Fund (b)	37,268,212	681,262,909
Fidelity Series Small Cap Discovery Fund (b)	10,801,011	144,625,544
Fidelity Series Small Cap Opportunities Fund (b)	35,335,019	481,262,957
Fidelity Series Stock Selector Large Cap Value Fund (b)	73,513,552	996,108,623
Fidelity Series Value Discovery Fund (b)	47,364,213	757,827,406
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,452,585,460)		8,372,700,851

International Equity Funds - 41.8%
Fidelity Series Canada Fund (b)	34,771,902	539,659,919
Fidelity Series Emerging Markets Fund (b)	24,432,306	226,731,802
Fidelity Series Emerging Markets Opportunities Fund (b)	114,438,433	2,105,667,175
Fidelity Series International Growth Fund (b)	74,455,695	1,234,475,425
Fidelity Series International Small Cap Fund (b)	18,846,896	338,301,784
Fidelity Series International Value Fund (b)	113,023,714	1,246,651,570
Fidelity Series Overseas Fund (b)	98,351,238	1,241,192,630
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,038,692,417)		6,932,680,305

Bond Funds - 7.7%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	1,730,254	16,610,435
Fidelity Series Emerging Markets Debt Fund (b)	9,838,121	81,164,497
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	3,052,195	27,500,274
Fidelity Series Floating Rate High Income Fund (b)	1,808,282	16,618,111
Fidelity Series High Income Fund (b)	10,925,509	99,312,874
Fidelity Series International Credit Fund (b)	600,393	5,559,641
Fidelity Series Investment Grade Bond Fund (b)	7,812,195	85,231,051
Fidelity Series Long-Term Treasury Bond Index Fund (b)	116,093,723	884,634,166
Fidelity Series Real Estate Income Fund (b)	5,225,273	59,359,102
TOTAL BOND FUNDS
(Cost $1,368,989,751)		1,275,990,151

Short-Term Funds - 0.1%
Fidelity Cash Central Fund 0.31% (c)
(Cost $12,448,616)	12,446,368	12,448,858
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $13,881,525,507)		16,602,629,589
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,113,289)
NET ASSETS - 100%		$16,601,516,300

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	412	June 2022	$44,174,640	$1,761,739	$1,761,738
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,286	June 2022	72,369,650	1,823,033	1,823,033
TOTAL PURCHASED					$3,584,771
Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	399	June 2022	90,388,463	(2,124,899)	(2,124,899)
TOTAL FUTURES CONTRACTS					$1,459,872

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,447,634.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$6,663,962	$61,134,445	$55,349,549	$5,874	$--	$--	$12,448,858	0.0%
Total	$6,663,962	$61,134,445	$55,349,549	$5,874	$--	$--	$12,448,858

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$75,678,027	$75,374,809	$239,493	$(267,547)	$--	$--
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	148,711,847	126,377,463	754,680	(5,222,429)	(501,520)	16,610,435
Fidelity Series All-Sector Equity Fund	333,498,446	98,679,096	84,366,928	64,320,426	4,793,902	(27,649,374)	324,955,142
Fidelity Series Blue Chip Growth Fund	529,081,371	267,039,490	179,719,078	110,044,607	8,445,960	(91,367,174)	533,480,569
Fidelity Series Canada Fund	409,510,603	118,988,338	78,746,317	10,774,466	2,467,029	87,440,266	539,659,919
Fidelity Series Commodity Strategy Fund	467,648,075	180,460,406	421,138,026	144,235,385	(16,529,123)	35,433,420	245,874,752
Fidelity Series Emerging Markets Debt Fund	91,385,124	15,356,329	17,430,615	4,140,301	(784,900)	(7,361,441)	81,164,497
Fidelity Series Emerging Markets Debt Local Currency Fund	29,730,839	6,412,146	5,563,041	1,169,897	(254,367)	(2,825,303)	27,500,274
Fidelity Series Emerging Markets Fund	268,029,768	61,432,635	48,496,709	8,101,358	2,601,434	(56,835,326)	226,731,802
Fidelity Series Emerging Markets Opportunities Fund	2,419,270,312	834,245,123	443,475,990	255,863,381	27,288,057	(731,660,327)	2,105,667,175
Fidelity Series Floating Rate High Income Fund	17,531,037	2,317,326	3,238,039	733,765	(91,748)	99,535	16,618,111
Fidelity Series Government Money Market Fund 0.31%	111,685,041	6,074,168	117,759,209	24,017	--	--	--
Fidelity Series Growth Company Fund	1,350,259,645	760,000,036	544,070,805	361,801,978	37,147,479	(273,541,464)	1,329,794,891
Fidelity Series High Income Fund	105,001,630	17,303,439	19,824,727	5,642,528	(180,750)	(2,986,718)	99,312,874
Fidelity Series Inflation-Protected Bond Index Fund	336,054,789	32,833,575	381,925,459	3,285,602	29,884,980	(16,847,885)	--
Fidelity Series International Credit Fund	5,802,793	187,265	--	187,265	--	(430,417)	5,559,641
Fidelity Series International Growth Fund	1,147,514,808	342,793,322	151,222,201	101,057,918	1,472,730	(106,083,234)	1,234,475,425
Fidelity Series International Small Cap Fund	360,316,787	78,143,887	50,713,750	45,968,942	3,731,585	(53,176,725)	338,301,784
Fidelity Series International Value Fund	1,147,213,405	347,443,926	268,735,589	63,451,807	5,083,206	15,646,622	1,246,651,570
Fidelity Series Intrinsic Opportunities Fund	1,355,478,802	416,160,260	400,764,555	234,106,362	5,900,674	(127,055,000)	1,249,720,181
Fidelity Series Investment Grade Bond Fund	7,122,862	136,453,012	57,112,889	345,148	(1,145,985)	(85,949)	85,231,051
Fidelity Series Large Cap Stock Fund	1,184,952,768	231,801,104	272,090,875	107,826,302	16,579,756	21,369,777	1,182,612,530
Fidelity Series Large Cap Value Index Fund	436,813,818	73,136,661	85,271,505	29,057,401	6,157,840	14,338,533	445,175,347
Fidelity Series Long-Term Treasury Bond Index Fund	460,841,160	588,911,370	127,569,553	13,654,477	(17,703,267)	(19,845,544)	884,634,166
Fidelity Series Opportunistic Insights Fund	691,690,531	262,781,419	216,835,635	126,705,732	16,862,299	(73,235,705)	681,262,909
Fidelity Series Overseas Fund	1,149,409,869	269,478,700	172,913,451	37,384,339	6,639,415	(11,421,903)	1,241,192,630
Fidelity Series Real Estate Income Fund	64,373,083	6,455,730	13,319,097	2,500,346	79,647	1,769,739	59,359,102
Fidelity Series Short-Term Credit Fund	23,525,503	763,928	24,291,726	109,454	528,787	(526,492)	--
Fidelity Series Small Cap Discovery Fund	148,281,900	37,033,936	30,372,624	24,926,192	2,900,095	(13,217,763)	144,625,544
Fidelity Series Small Cap Opportunities Fund	495,889,650	205,215,436	106,846,653	126,148,463	5,031,571	(118,027,047)	481,262,957
Fidelity Series Stock Selector Large Cap Value Fund	1,001,675,540	284,926,998	245,865,139	178,013,666	10,849,972	(55,478,748)	996,108,623
Fidelity Series Value Discovery Fund	770,316,992	172,878,893	192,353,155	88,912,506	10,434,265	(3,449,589)	757,827,406
	$16,919,906,951	$6,080,097,828	$4,963,785,612	$2,151,488,204	$162,700,567	$(1,617,512,756)	$16,581,371,307

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$8,809,424	$--	$8,809,424	$--
Domestic Equity Funds	8,372,700,851	8,372,700,851	--	--
International Equity Funds	6,932,680,305	6,932,680,305	--	--
Bond Funds	1,275,990,151	1,275,990,151	--	--
Short-Term Funds	12,448,858	12,448,858	--	--
Total Investments in Securities:	$16,602,629,589	$16,593,820,165	$8,809,424	$--
Derivative Instruments:
Assets
Futures Contracts	$3,584,771	$3,584,771	$--	$--
Total Assets	$3,584,771	$3,584,771	$--	$--
Liabilities
Futures Contracts	$(2,124,899)	$(2,124,899)	$--	$--
Total Liabilities	$(2,124,899)	$(2,124,899)	$--	$--
Total Derivative Instruments:	$1,459,872	$1,459,872	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$3,584,771	$(2,124,899)
Total Equity Risk	3,584,771	(2,124,899)
Total Value of Derivatives	$3,584,771	$(2,124,899)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $8,809,263)	$8,809,424
Fidelity Central Funds (cost $12,448,616)	12,448,858
Other affiliated issuers (cost $13,860,267,628)	16,581,371,307
Total Investment in Securities (cost $13,881,525,507)		$16,602,629,589
Receivable for investments sold		244,233,037
Receivable for fund shares sold		25,077,283
Distributions receivable from Fidelity Central Funds		1,886
Other receivables		78,631
Total assets		16,872,020,426
Liabilities
Payable for investments purchased	$241,261,593
Payable for fund shares redeemed	19,681,876
Accrued management fee	8,747,103
Payable for daily variation margin on futures contracts	734,923
Other payables and accrued expenses	78,631
Total liabilities		270,504,126
Net Assets		$16,601,516,300
Net Assets consist of:
Paid in capital		$12,896,022,091
Total accumulated earnings (loss)		3,705,494,209
Net Assets		$16,601,516,300
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2050 Fund:
Net Asset Value, offering price and redemption price per share ($5,676,101,756 ÷ 429,933,498 shares)		$13.20
Class K:
Net Asset Value, offering price and redemption price per share ($7,763,504,918 ÷ 588,417,751 shares)		$13.19
Class K6:
Net Asset Value, offering price and redemption price per share ($3,161,909,626 ÷ 240,015,010 shares)		$13.17

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$485,886,019
Interest		4,051
Income from Fidelity Central Funds		5,874
Total income		485,895,944
Expenses
Management fee	$111,409,528
Independent trustees' fees and expenses	51,657
Total expenses before reductions	111,461,185
Expense reductions	(9)
Total expenses after reductions		111,461,176
Net investment income (loss)		374,434,768
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,330
Affiliated issuers	162,700,567
Futures contracts	(446,284)
Capital gain distributions from underlying funds:
Affiliated issuers	1,665,602,185
Total net realized gain (loss)		1,827,866,798
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	121
Affiliated issuers	(1,617,512,756)
Futures contracts	1,459,872
Total change in net unrealized appreciation (depreciation)		(1,616,052,763)
Net gain (loss)		211,814,035
Net increase (decrease) in net assets resulting from operations		$586,248,803

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$374,434,768	$149,713,179
Net realized gain (loss)	1,827,866,798	1,030,408,809
Change in net unrealized appreciation (depreciation)	(1,616,052,763)	4,998,115,959
Net increase (decrease) in net assets resulting from operations	586,248,803	6,178,237,947
Distributions to shareholders	(1,916,924,784)	(765,799,605)
Share transactions - net increase (decrease)	999,220,120	708,288,076
Total increase (decrease) in net assets	(331,455,861)	6,120,726,418
Net Assets
Beginning of period	16,932,972,161	10,812,245,743
End of period	$16,601,516,300	$16,932,972,161

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2050 Fund

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$14.33	$9.61	$11.52	$12.16	$11.05
Income from Investment Operations
Net investment income (loss)A,B	.30	.12	.18	.16	.12
Net realized and unrealized gain (loss)	.23	5.27	(1.30)	–C	1.48
Total from investment operations	.53	5.39	(1.12)	.16	1.60
Distributions from net investment income	(.32)	(.14)	(.18)	(.17)	(.14)
Distributions from net realized gain	(1.34)	(.53)	(.60)	(.63)	(.35)
Total distributions	(1.66)	(.67)	(.79)D	(.80)	(.49)
Net asset value, end of period	$13.20	$14.33	$9.61	$11.52	$12.16
Total ReturnE	3.20%	57.62%	(10.80)%	1.73%	14.59%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.75%	.75%	.75%	.75%	.63%H
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.63%H
Expenses net of all reductions	.75%	.75%	.75%	.75%	.63%H
Net investment income (loss)	2.10%	.96%	1.53%	1.37%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$5,676,102	$5,495,177	$3,373,190	$3,679,538	$3,452,997
Portfolio turnover rateI	29%	21%	27%	18%	16%J

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2050 Fund Class K

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.32	$9.60	$11.50	$12.14	$11.65
Income from Investment Operations
Net investment income (loss)B,C	.32	.13	.19	.17	.17
Net realized and unrealized gain (loss)	.22	5.27	(1.29)	–D	.67
Total from investment operations	.54	5.40	(1.10)	.17	.84
Distributions from net investment income	(.33)	(.15)	(.19)	(.18)	(.15)
Distributions from net realized gain	(1.34)	(.53)	(.61)	(.63)	(.19)
Total distributions	(1.67)	(.68)	(.80)	(.81)	(.35)E
Net asset value, end of period	$13.19	$14.32	$9.60	$11.50	$12.14
Total ReturnF,G	3.26%	57.78%	(10.66)%	1.82%	7.18%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.64%J	.64%	.64%	.64%	.65%J,K
Expenses net of fee waivers, if any	.64%J	.64%	.64%	.64%	.65%J,K
Expenses net of all reductions	.64%J	.64%	.64%	.64%	.65%J,K
Net investment income (loss)	2.20%	1.06%	1.63%	1.48%	2.04%K
Supplemental Data
Net assets, end of period (000 omitted)	$7,763,505	$8,727,043	$5,952,708	$6,982,416	$7,475,339
Portfolio turnover rateL	29%	21%	27%	18%	16%M

 A For the period July 20, 2017 (commencement of sale of shares) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2050 Fund Class K6

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.30	$9.59	$11.49	$12.15	$11.40
Income from Investment Operations
Net investment income (loss)B,C	.34	.15	.20	.19	.14
Net realized and unrealized gain (loss)	.22	5.26	(1.28)	(.01)	.96
Total from investment operations	.56	5.41	(1.08)	.18	1.10
Distributions from net investment income	(.35)	(.17)	(.21)	(.21)	(.16)
Distributions from net realized gain	(1.34)	(.53)	(.61)	(.63)	(.19)
Total distributions	(1.69)	(.70)	(.82)	(.84)	(.35)
Net asset value, end of period	$13.17	$14.30	$9.59	$11.49	$12.15
Total ReturnD,E	3.43%	57.97%	(10.49)%	1.96%	9.65%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.49%H	.49%	.49%	.50%H	.50%H,I
Expenses net of fee waivers, if any	.49%H	.49%	.49%	.50%H	.50%H,I
Expenses net of all reductions	.49%H	.49%	.49%	.50%H	.50%H,I
Net investment income (loss)	2.35%	1.21%	1.78%	1.62%	1.42%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,161,910	$2,710,752	$1,486,348	$1,184,606	$327,591
Portfolio turnover rateJ	29%	21%	27%	18%	16%K

 A For the period June 7, 2017 (commencement of sale of shares) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	12.7
Fidelity Series Growth Company Fund	8.0
Fidelity Series Intrinsic Opportunities Fund	7.5
Fidelity Series International Value Fund	7.5
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.4
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
Fidelity Series Value Discovery Fund	4.6
73.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.4%
International Equity Funds	41.8%
Bond Funds	7.7%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2055 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.17% 4/14/22 to 4/21/22 (a)
(Cost $4,579,614)	4,580,000	4,579,700
	Shares	Value

Domestic Equity Funds - 50.4%
Fidelity Series All-Sector Equity Fund (b)	16,063,504	$173,164,572
Fidelity Series Blue Chip Growth Fund (b)	19,783,744	284,292,395
Fidelity Series Commodity Strategy Fund (b)	25,665,171	131,149,026
Fidelity Series Growth Company Fund (b)	38,957,736	708,641,226
Fidelity Series Intrinsic Opportunities Fund (b)	33,860,844	666,042,808
Fidelity Series Large Cap Stock Fund (b)	33,151,282	630,205,870
Fidelity Series Large Cap Value Index Fund (b)	15,443,872	237,217,869
Fidelity Series Opportunistic Insights Fund (b)	19,860,072	363,042,115
Fidelity Series Small Cap Discovery Fund (b)	5,762,446	77,159,153
Fidelity Series Small Cap Opportunities Fund (b)	18,829,582	256,458,904
Fidelity Series Stock Selector Large Cap Value Fund (b)	39,173,914	530,806,532
Fidelity Series Value Discovery Fund (b)	25,239,379	403,830,059
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,753,433,305)		4,462,010,529

International Equity Funds - 41.8%
Fidelity Series Canada Fund (b)	18,532,241	287,620,378
Fidelity Series Emerging Markets Fund (b)	13,023,076	120,854,150
Fidelity Series Emerging Markets Opportunities Fund (b)	60,989,744	1,122,211,280
Fidelity Series International Growth Fund (b)	39,679,059	657,878,795
Fidelity Series International Small Cap Fund (b)	10,043,225	180,275,889
Fidelity Series International Value Fund (b)	60,232,653	664,366,166
Fidelity Series Overseas Fund (b)	52,413,342	661,456,379
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,367,908,125)		3,694,663,037

Bond Funds - 7.7%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	921,997	8,851,170
Fidelity Series Emerging Markets Debt Fund (b)	5,245,011	43,271,340
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	1,626,496	14,654,728
Fidelity Series Floating Rate High Income Fund (b)	963,571	8,855,214
Fidelity Series High Income Fund (b)	5,839,631	53,082,250
Fidelity Series International Credit Fund (b)	202,875	1,878,624
Fidelity Series Investment Grade Bond Fund (b)	4,178,093	45,582,996
Fidelity Series Long-Term Treasury Bond Index Fund (b)	61,886,264	471,573,334
Fidelity Series Real Estate Income Fund (b)	2,784,312	31,629,782
TOTAL BOND FUNDS
(Cost $728,817,638)		679,379,438

Short-Term Funds - 0.1%
Fidelity Cash Central Fund 0.31% (c)
(Cost $6,693,751)	6,692,532	6,693,870
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,861,432,433)		8,847,326,574
NET OTHER ASSETS (LIABILITIES) - 0.0%		(583,915)
NET ASSETS - 100%		$8,846,742,659

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	218	June 2022	$23,373,960	$929,395	$929,396
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	682	June 2022	38,379,550	917,601	917,601
TOTAL PURCHASED					$1,846,997
Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	213	June 2022	48,252,488	(1,111,107)	(1,111,107)
TOTAL FUTURES CONTRACTS					$735,890

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,841,811.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$3,684,383	$38,769,933	$35,760,446	$2,986	$--	$--	$6,693,870	0.0%
Total	$3,684,383	$38,769,933	$35,760,446	$2,986	$--	$--	$6,693,870

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$39,879,506	$39,721,313	$125,607	$(139,485)	$--	$--
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	79,030,940	67,167,574	398,141	(2,744,977)	(267,219)	8,851,170
Fidelity Series All-Sector Equity Fund	169,529,154	59,964,527	43,745,642	33,817,860	(320,539)	(12,262,928)	173,164,572
Fidelity Series Blue Chip Growth Fund	268,949,843	151,900,209	92,527,797	57,123,374	4,490,815	(48,520,675)	284,292,395
Fidelity Series Canada Fund	208,170,665	73,239,656	40,469,306	5,649,530	947,476	45,731,887	287,620,378
Fidelity Series Commodity Strategy Fund	237,805,122	102,747,073	219,402,024	74,762,911	(9,092,092)	19,090,947	131,149,026
Fidelity Series Emerging Markets Debt Fund	46,496,716	10,411,937	9,307,217	2,151,776	(293,911)	(4,036,185)	43,271,340
Fidelity Series Emerging Markets Debt Local Currency Fund	15,155,047	4,061,133	2,928,281	613,194	(146,240)	(1,486,931)	14,654,728
Fidelity Series Emerging Markets Fund	136,293,715	38,416,153	25,358,676	4,249,395	890,507	(29,387,549)	120,854,150
Fidelity Series Emerging Markets Opportunities Fund	1,229,870,619	491,367,028	228,903,139	134,107,552	7,547,302	(377,670,530)	1,122,211,280
Fidelity Series Floating Rate High Income Fund	8,900,484	1,725,330	1,772,814	384,389	611	1,603	8,855,214
Fidelity Series Government Money Market Fund 0.31%	56,774,094	3,995,425	60,769,519	12,296	--	--	--
Fidelity Series Growth Company Fund	686,378,848	430,359,993	280,960,563	189,753,571	15,436,783	(142,573,835)	708,641,226
Fidelity Series High Income Fund	53,460,742	12,116,039	10,792,819	2,936,440	(99,352)	(1,602,360)	53,082,250
Fidelity Series Inflation-Protected Bond Index Fund	170,995,799	21,991,812	199,616,406	1,734,010	14,801,902	(8,173,107)	--
Fidelity Series International Credit Fund	1,960,786	63,278	--	63,278	--	(145,440)	1,878,624
Fidelity Series International Growth Fund	583,321,985	210,565,260	78,745,566	52,965,782	342,199	(57,605,083)	657,878,795
Fidelity Series International Small Cap Fund	183,201,891	49,746,366	25,920,222	24,094,403	337,767	(27,089,913)	180,275,889
Fidelity Series International Value Fund	583,208,942	210,267,801	139,029,304	33,255,716	1,690,192	8,228,535	664,366,166
Fidelity Series Intrinsic Opportunities Fund	689,049,233	245,014,694	204,604,435	121,584,617	(360,251)	(63,056,433)	666,042,808
Fidelity Series Investment Grade Bond Fund	3,695,040	73,039,474	30,502,363	182,758	(600,746)	(48,409)	45,582,996
Fidelity Series Large Cap Stock Fund	602,360,701	149,012,328	140,220,736	55,903,601	7,043,454	12,010,123	630,205,870
Fidelity Series Large Cap Value Index Fund	222,051,467	49,237,329	44,412,722	15,248,949	1,893,033	8,448,762	237,217,869
Fidelity Series Long-Term Treasury Bond Index Fund	234,347,727	324,099,354	66,229,533	7,109,637	(8,466,252)	(12,177,962)	471,573,334
Fidelity Series Opportunistic Insights Fund	351,611,195	154,118,036	111,543,377	66,472,415	8,011,406	(39,155,145)	363,042,115
Fidelity Series Overseas Fund	584,283,758	171,754,341	89,657,385	19,593,808	2,540,682	(7,465,017)	661,456,379
Fidelity Series Real Estate Income Fund	32,723,293	4,940,189	6,946,208	1,302,995	13,732	898,776	31,629,782
Fidelity Series Short-Term Credit Fund	11,958,990	436,756	12,396,849	56,016	276,268	(275,165)	--
Fidelity Series Small Cap Discovery Fund	75,377,936	22,811,509	15,609,286	12,852,936	978,931	(6,399,937)	77,159,153
Fidelity Series Small Cap Opportunities Fund	252,078,397	119,180,490	55,893,950	65,407,987	727,235	(59,633,268)	256,458,904
Fidelity Series Stock Selector Large Cap Value Fund	509,196,016	174,054,629	127,771,890	93,574,426	2,087,808	(26,760,031)	530,806,532
Fidelity Series Value Discovery Fund	391,585,133	109,207,218	99,666,498	46,758,193	3,735,182	(1,030,976)	403,830,059
	$8,600,793,338	$3,588,755,813	$2,572,593,414	$1,124,247,563	$51,529,440	$(832,413,465)	$8,836,053,004

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$4,579,700	$--	$4,579,700	$--
Domestic Equity Funds	4,462,010,529	4,462,010,529	--	--
International Equity Funds	3,694,663,037	3,694,663,037	--	--
Bond Funds	679,379,438	679,379,438	--	--
Short-Term Funds	6,693,870	6,693,870	--	--
Total Investments in Securities:	$8,847,326,574	$8,842,746,874	$4,579,700	$--
Derivative Instruments:
Assets
Futures Contracts	$1,846,997	$1,846,997	$--	$--
Total Assets	$1,846,997	$1,846,997	$--	$--
Liabilities
Futures Contracts	$(1,111,107)	$(1,111,107)	$--	$--
Total Liabilities	$(1,111,107)	$(1,111,107)	$--	$--
Total Derivative Instruments:	$735,890	$735,890	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,846,997	$(1,111,107)
Total Equity Risk	1,846,997	(1,111,107)
Total Value of Derivatives	$1,846,997	$(1,111,107)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,579,614)	$4,579,700
Fidelity Central Funds (cost $6,693,751)	6,693,870
Other affiliated issuers (cost $7,850,159,068)	8,836,053,004
Total Investment in Securities (cost $7,861,432,433)		$8,847,326,574
Receivable for investments sold		128,690,276
Receivable for fund shares sold		18,161,157
Distributions receivable from Fidelity Central Funds		1,016
Total assets		8,994,179,023
Liabilities
Payable for investments purchased	$129,225,158
Payable for fund shares redeemed	13,209,369
Accrued management fee	4,617,676
Payable for daily variation margin on futures contracts	384,161
Total liabilities		147,436,364
Net Assets		$8,846,742,659
Net Assets consist of:
Paid in capital		$7,364,123,658
Total accumulated earnings (loss)		1,482,619,001
Net Assets		$8,846,742,659
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2055 Fund:
Net Asset Value, offering price and redemption price per share ($2,747,697,414 ÷ 180,297,416 shares)		$15.24
Class K:
Net Asset Value, offering price and redemption price per share ($4,350,521,927 ÷ 285,435,525 shares)		$15.24
Class K6:
Net Asset Value, offering price and redemption price per share ($1,748,523,318 ÷ 114,894,081 shares)		$15.22

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$253,548,074
Interest		2,113
Income from Fidelity Central Funds		2,986
Total income		253,553,173
Expenses
Management fee	$57,517,906
Independent trustees' fees and expenses	26,635
Total expenses before reductions	57,544,541
Expense reductions	(7)
Total expenses after reductions		57,544,534
Net investment income (loss)		196,008,639
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,226
Affiliated issuers	51,529,440
Futures contracts	(203,808)
Capital gain distributions from underlying funds:
Affiliated issuers	870,699,489
Total net realized gain (loss)		922,029,347
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	66
Affiliated issuers	(832,413,465)
Futures contracts	735,890
Total change in net unrealized appreciation (depreciation)		(831,677,509)
Net gain (loss)		90,351,838
Net increase (decrease) in net assets resulting from operations		$286,360,477

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$196,008,639	$75,498,841
Net realized gain (loss)	922,029,347	472,399,259
Change in net unrealized appreciation (depreciation)	(831,677,509)	2,509,420,003
Net increase (decrease) in net assets resulting from operations	286,360,477	3,057,318,103
Distributions to shareholders	(951,977,956)	(325,870,637)
Share transactions - net increase (decrease)	909,068,394	641,326,242
Total increase (decrease) in net assets	243,450,915	3,372,773,708
Net Assets
Beginning of period	8,603,291,744	5,230,518,036
End of period	$8,846,742,659	$8,603,291,744

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2055 Fund

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$16.46	$10.95	$13.10	$13.70	$12.41
Income from Investment Operations
Net investment income (loss)A,B	.35	.14	.20	.19	.14
Net realized and unrealized gain (loss)	.25	6.02	(1.49)	–C	1.64
Total from investment operations	.60	6.16	(1.29)	.19	1.78
Distributions from net investment income	(.37)	(.16)	(.20)	(.19)	(.15)
Distributions from net realized gain	(1.46)	(.50)	(.66)	(.60)	(.34)
Total distributions	(1.82)D	(.65)D	(.86)	(.79)	(.49)
Net asset value, end of period	$15.24	$16.46	$10.95	$13.10	$13.70
Total ReturnE	3.21%	57.70%	(10.85)%	1.73%	14.49%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.75%	.75%	.75%	.75%	.64%H
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.64%H
Expenses net of all reductions	.75%	.75%	.75%	.75%	.64%H
Net investment income (loss)	2.12%	.97%	1.54%	1.40%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$2,747,697	$2,561,622	$1,500,450	$1,490,393	$1,265,311
Portfolio turnover rateI	29%	21%	25%	18%	15%J

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2055 Fund Class K

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$16.45	$10.95	$13.09	$13.69	$13.11
Income from Investment Operations
Net investment income (loss)B,C	.37	.15	.21	.20	.19
Net realized and unrealized gain (loss)	.25	6.01	(1.48)	–D	.76
Total from investment operations	.62	6.16	(1.27)	.20	.95
Distributions from net investment income	(.38)	(.17)	(.21)	(.20)	(.17)
Distributions from net realized gain	(1.46)	(.50)	(.66)	(.60)	(.20)
Total distributions	(1.83)E	(.66)E	(.87)	(.80)	(.37)
Net asset value, end of period	$15.24	$16.45	$10.95	$13.09	$13.69
Total ReturnF,G	3.33%	57.70%	(10.70)%	1.84%	7.26%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.64%J	.64%	.64%	.64%	.65%J,K
Expenses net of fee waivers, if any	.64%J	.64%	.64%	.64%	.65%J,K
Expenses net of all reductions	.64%J	.64%	.64%	.64%	.65%J,K
Net investment income (loss)	2.22%	1.07%	1.64%	1.50%	2.01%K
Supplemental Data
Net assets, end of period (000 omitted)	$4,350,522	$4,567,253	$2,984,272	$3,138,528	$2,992,599
Portfolio turnover rateL	29%	21%	25%	18%	15%M

 A For the period July 20, 2017 (commencement of sale of shares) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2055 Fund Class K6

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$16.43	$10.93	$13.08	$13.70	$12.83
Income from Investment Operations
Net investment income (loss)B,C	.39	.17	.23	.21	.16
Net realized and unrealized gain (loss)	.26	6.01	(1.48)	–D	1.09
Total from investment operations	.65	6.18	(1.25)	.21	1.25
Distributions from net investment income	(.40)	(.19)	(.23)	(.23)	(.17)
Distributions from net realized gain	(1.46)	(.50)	(.67)	(.60)	(.20)
Total distributions	(1.86)	(.68)E	(.90)	(.83)	(.38)E
Net asset value, end of period	$15.22	$16.43	$10.93	$13.08	$13.70
Total ReturnF,G	3.51%	58.01%	(10.61)%	1.97%	9.70%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.49%J	.49%	.49%	.50%J	.50%J,K
Expenses net of fee waivers, if any	.49%J	.49%	.49%	.50%J	.50%J,K
Expenses net of all reductions	.49%J	.49%	.49%	.50%J	.50%J,K
Net investment income (loss)	2.37%	1.22%	1.79%	1.65%	1.43%K
Supplemental Data
Net assets, end of period (000 omitted)	$1,748,523	$1,474,416	$745,795	$541,624	$135,481
Portfolio turnover rateL	29%	21%	25%	18%	15%M

 A For the period June 7, 2017 (commencement of sale of shares) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	12.7
Fidelity Series Growth Company Fund	8.0
Fidelity Series Intrinsic Opportunities Fund	7.5
Fidelity Series International Value Fund	7.5
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.4
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
Fidelity Series Value Discovery Fund	4.6
73.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.4%
International Equity Funds	41.8%
Bond Funds	7.7%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2060 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.17% 4/14/22 to 4/21/22 (a)
(Cost $2,119,834)	2,120,000	2,119,865
	Shares	Value

Domestic Equity Funds - 50.4%
Fidelity Series All-Sector Equity Fund (b)	6,644,904	$71,632,070
Fidelity Series Blue Chip Growth Fund (b)	8,184,372	117,609,421
Fidelity Series Commodity Strategy Fund (b)	10,627,682	54,307,455
Fidelity Series Growth Company Fund (b)	16,116,038	293,150,735
Fidelity Series Intrinsic Opportunities Fund (b)	14,007,884	275,535,074
Fidelity Series Large Cap Stock Fund (b)	13,713,870	260,700,664
Fidelity Series Large Cap Value Index Fund (b)	6,388,340	98,124,897
Fidelity Series Opportunistic Insights Fund (b)	8,215,023	150,170,612
Fidelity Series Small Cap Discovery Fund (b)	2,389,662	31,997,569
Fidelity Series Small Cap Opportunities Fund (b)	7,789,123	106,087,853
Fidelity Series Stock Selector Large Cap Value Fund (b)	16,204,398	219,569,592
Fidelity Series Value Discovery Fund (b)	10,440,277	167,044,439
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,665,221,847)		1,845,930,381

International Equity Funds - 41.8%
Fidelity Series Canada Fund (b)	7,667,623	119,001,508
Fidelity Series Emerging Markets Fund (b)	5,390,605	50,024,818
Fidelity Series Emerging Markets Opportunities Fund (b)	25,232,336	464,274,981
Fidelity Series International Growth Fund (b)	16,415,212	272,164,209
Fidelity Series International Small Cap Fund (b)	4,154,425	74,571,934
Fidelity Series International Value Fund (b)	24,918,117	274,846,826
Fidelity Series Overseas Fund (b)	21,683,261	273,642,751
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,465,844,417)		1,528,527,027

Bond Funds - 7.7%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	381,383	3,661,274
Fidelity Series Emerging Markets Debt Fund (b)	2,172,019	17,919,154
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	672,862	6,062,490
Fidelity Series Floating Rate High Income Fund (b)	398,605	3,663,182
Fidelity Series High Income Fund (b)	2,424,877	22,042,135
Fidelity Series International Credit Fund (b)	29,758	275,559
Fidelity Series Investment Grade Bond Fund (b)	1,736,369	18,943,784
Fidelity Series Long-Term Treasury Bond Index Fund (b)	25,611,413	195,158,968
Fidelity Series Real Estate Income Fund (b)	1,152,046	13,087,241
TOTAL BOND FUNDS
(Cost $300,406,069)		280,813,787

Short-Term Funds - 0.1%
Fidelity Cash Central Fund 0.31% (c)
(Cost $2,437,675)	2,437,225	2,437,712
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,436,029,842)		3,659,828,772
NET OTHER ASSETS (LIABILITIES) - 0.0%		(235,550)
NET ASSETS - 100%		$3,659,593,222

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	89	June 2022	$9,542,580	$290,976	$290,976
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	281	June 2022	15,813,275	354,960	354,960
TOTAL PURCHASED					$645,936
Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	89	June 2022	20,161,838	(454,314)	(454,314)
TOTAL FUTURES CONTRACTS					$191,622

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

The notional amount of futures sold as a percentage of Net Assets is 0.6%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,142,931.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$1,156,736	$15,063,829	$13,782,854	$1,083	$--	$1	$2,437,712	0.0%
Total	$1,156,736	$15,063,829	$13,782,854	$1,083	$--	$1	$2,437,712

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$16,058,332	$15,996,274	$49,866	$(54,631)	$--	$--
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	32,486,322	27,618,748	159,186	(1,095,789)	(110,511)	3,661,274
Fidelity Series All-Sector Equity Fund	61,974,277	31,189,993	15,987,512	13,521,561	(108,544)	(5,436,144)	71,632,070
Fidelity Series Blue Chip Growth Fund	98,319,479	70,933,498	33,687,021	22,154,905	173,792	(18,130,327)	117,609,421
Fidelity Series Canada Fund	76,101,144	39,430,375	14,703,194	2,241,467	34,134	18,139,049	119,001,508
Fidelity Series Commodity Strategy Fund	87,009,427	48,234,841	85,022,967	28,880,247	(2,288,929)	6,375,083	54,307,455
Fidelity Series Emerging Markets Debt Fund	17,020,992	6,208,746	3,530,562	838,183	(168,615)	(1,611,407)	17,919,154
Fidelity Series Emerging Markets Debt Local Currency Fund	5,578,196	2,219,545	1,069,618	243,151	(62,708)	(602,925)	6,062,490
Fidelity Series Emerging Markets Fund	49,863,873	20,748,844	9,177,146	1,686,718	285	(11,411,038)	50,024,818
Fidelity Series Emerging Markets Opportunities Fund	449,650,914	244,284,088	81,588,767	53,177,193	(387,519)	(147,683,735)	464,274,981
Fidelity Series Floating Rate High Income Fund	3,270,149	1,107,540	713,380	151,265	(8,841)	7,714	3,663,182
Fidelity Series Government Money Market Fund 0.31%	20,754,237	2,265,856	23,020,093	4,611	--	--	--
Fidelity Series Growth Company Fund	250,917,244	199,395,026	104,017,470	75,337,487	2,185,163	(55,329,228)	293,150,735
Fidelity Series High Income Fund	19,601,276	7,275,788	4,124,110	1,145,133	(31,160)	(679,659)	22,042,135
Fidelity Series Inflation-Protected Bond Index Fund	62,660,351	12,866,075	77,981,850	693,710	5,037,662	(2,582,238)	--
Fidelity Series International Credit Fund	287,610	9,282	--	9,282	--	(21,333)	275,559
Fidelity Series International Growth Fund	213,242,533	110,510,771	26,622,600	21,001,153	(240,740)	(24,725,755)	272,164,209
Fidelity Series International Small Cap Fund	67,009,481	27,876,118	8,903,215	9,553,535	7,435	(11,417,885)	74,571,934
Fidelity Series International Value Fund	213,237,689	109,313,427	50,700,911	13,185,877	(28,069)	3,024,690	274,846,826
Fidelity Series Intrinsic Opportunities Fund	251,897,810	122,292,729	73,424,146	47,212,957	(1,418,644)	(23,812,675)	275,535,074
Fidelity Series Investment Grade Bond Fund	1,342,213	30,147,724	12,283,480	73,452	(236,267)	(26,406)	18,943,784
Fidelity Series Large Cap Stock Fund	220,205,711	84,467,941	50,745,058	21,616,145	883,604	5,888,466	260,700,664
Fidelity Series Large Cap Value Index Fund	81,175,981	29,571,567	16,339,012	6,065,125	320,481	3,395,880	98,124,897
Fidelity Series Long-Term Treasury Bond Index Fund	85,714,612	142,649,792	24,186,774	2,782,957	(3,084,236)	(5,934,426)	195,158,968
Fidelity Series Opportunistic Insights Fund	128,538,017	76,651,125	41,262,993	26,428,237	948,325	(14,703,862)	150,170,612
Fidelity Series Overseas Fund	213,593,299	94,462,775	30,228,271	7,769,042	249,174	(4,434,226)	273,642,751
Fidelity Series Real Estate Income Fund	11,962,599	3,366,934	2,553,728	511,188	(11,426)	322,862	13,087,241
Fidelity Series Short-Term Credit Fund	4,369,718	319,367	4,689,373	20,990	93,821	(93,533)	--
Fidelity Series Small Cap Discovery Fund	27,556,071	12,247,446	5,606,115	4,934,173	183,424	(2,383,257)	31,997,569
Fidelity Series Small Cap Opportunities Fund	92,151,690	57,540,721	20,455,348	25,300,806	(692,067)	(22,457,143)	106,087,853
Fidelity Series Stock Selector Large Cap Value Fund	186,148,436	92,231,087	47,792,572	37,399,166	(546,849)	(10,470,510)	219,569,592
Fidelity Series Value Discovery Fund	143,152,660	60,825,563	37,092,486	18,710,007	440,551	(281,849)	167,044,439
	$3,144,307,689	$1,789,189,238	$951,124,794	$442,858,775	$92,817	$(327,186,328)	$3,655,271,195

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$2,119,865	$--	$2,119,865	$--
Domestic Equity Funds	1,845,930,381	1,845,930,381	--	--
International Equity Funds	1,528,527,027	1,528,527,027	--	--
Bond Funds	280,813,787	280,813,787	--	--
Short-Term Funds	2,437,712	2,437,712	--	--
Total Investments in Securities:	$3,659,828,772	$3,657,708,907	$2,119,865	$--
Derivative Instruments:
Assets
Futures Contracts	$645,936	$645,936	$--	$--
Total Assets	$645,936	$645,936	$--	$--
Liabilities
Futures Contracts	$(454,314)	$(454,314)	$--	$--
Total Liabilities	$(454,314)	$(454,314)	$--	$--
Total Derivative Instruments:	$191,622	$191,622	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$645,936	$(454,314)
Total Equity Risk	645,936	(454,314)
Total Value of Derivatives	$645,936	$(454,314)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,119,834)	$2,119,865
Fidelity Central Funds (cost $2,437,675)	2,437,712
Other affiliated issuers (cost $3,431,472,333)	3,655,271,195
Total Investment in Securities (cost $3,436,029,842)		$3,659,828,772
Receivable for investments sold		51,829,412
Receivable for fund shares sold		11,896,940
Distributions receivable from Fidelity Central Funds		372
Other receivables		1
Total assets		3,723,555,497
Liabilities
Payable for investments purchased	$54,276,955
Payable for fund shares redeemed	7,642,843
Accrued management fee	1,888,678
Payable for daily variation margin on futures contracts	153,799
Total liabilities		63,962,275
Net Assets		$3,659,593,222
Net Assets consist of:
Paid in capital		$3,248,316,647
Total accumulated earnings (loss)		411,276,575
Net Assets		$3,659,593,222
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2060 Fund:
Net Asset Value, offering price and redemption price per share ($1,070,581,166 ÷ 76,914,032 shares)		$13.92
Class K:
Net Asset Value, offering price and redemption price per share ($1,829,607,947 ÷ 131,483,200 shares)		$13.92
Class K6:
Net Asset Value, offering price and redemption price per share ($759,404,109 ÷ 54,608,061 shares)		$13.91

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$99,529,127
Interest		891
Income from Fidelity Central Funds		1,083
Total income		99,531,101
Expenses
Management fee	$22,277,037
Independent trustees' fees and expenses	10,162
Total expenses before reductions	22,287,199
Expense reductions	(1)
Total expenses after reductions		22,287,198
Net investment income (loss)		77,243,903
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	849
Affiliated issuers	92,817
Futures contracts	(140,587)
Capital gain distributions from underlying funds:
Affiliated issuers	343,329,648
Total net realized gain (loss)		343,282,727
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	24
Fidelity Central Funds	1
Other affiliated issuers	(327,186,328)
Futures contracts	191,622
Total change in net unrealized appreciation (depreciation)		(326,994,681)
Net gain (loss)		16,288,046
Net increase (decrease) in net assets resulting from operations		$93,531,949

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$77,243,903	$25,946,111
Net realized gain (loss)	343,282,727	148,518,160
Change in net unrealized appreciation (depreciation)	(326,994,681)	840,190,684
Net increase (decrease) in net assets resulting from operations	93,531,949	1,014,654,955
Distributions to shareholders	(338,468,682)	(98,835,588)
Share transactions - net increase (decrease)	759,476,755	613,987,503
Total increase (decrease) in net assets	514,540,022	1,529,806,870
Net Assets
Beginning of period	3,145,053,200	1,615,246,330
End of period	$3,659,593,222	$3,145,053,200

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2060 Fund

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$14.89	$9.87	$11.76	$12.20	$11.01
Income from Investment Operations
Net investment income (loss)A,B	.32	.13	.19	.17	.13
Net realized and unrealized gain (loss)	.22	5.43	(1.34)	.01	1.46
Total from investment operations	.54	5.56	(1.15)	.18	1.59
Distributions from net investment income	(.33)	(.15)	(.19)	(.16)	(.13)
Distributions from net realized gain	(1.18)	(.39)	(.55)	(.45)	(.26)
Total distributions	(1.51)	(.54)	(.74)	(.62)C	(.40)C
Net asset value, end of period	$13.92	$14.89	$9.87	$11.76	$12.20
Total ReturnD	3.21%	57.57%	(10.80)%	1.78%	14.50%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.75%	.75%	.75%	.75%	.66%G
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.66%G
Expenses net of all reductions	.75%	.75%	.75%	.75%	.66%G
Net investment income (loss)	2.14%	.99%	1.59%	1.46%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$1,070,581	$891,301	$451,002	$367,472	$241,896
Portfolio turnover rateH	28%	18%	25%	16%	11%I

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2060 Fund Class K

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.88	$9.86	$11.74	$12.19	$11.65
Income from Investment Operations
Net investment income (loss)B,C	.34	.14	.20	.19	.16
Net realized and unrealized gain (loss)	.22	5.43	(1.34)	(.01)	.68
Total from investment operations	.56	5.57	(1.14)	.18	.84
Distributions from net investment income	(.34)	(.15)	(.19)	(.17)	(.15)
Distributions from net realized gain	(1.18)	(.39)	(.55)	(.45)	(.15)
Total distributions	(1.52)	(.55)D	(.74)	(.63)D	(.30)
Net asset value, end of period	$13.92	$14.88	$9.86	$11.74	$12.19
Total ReturnE,F	3.35%	57.77%	(10.66)%	1.80%	7.19%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.64%I	.64%	.64%	.64%	.65%I,J
Expenses net of fee waivers, if any	.64%I	.64%	.64%	.64%	.65%I,J
Expenses net of all reductions	.64%I	.64%	.64%	.64%	.65%I,J
Net investment income (loss)	2.24%	1.09%	1.69%	1.57%	1.92%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,829,608	$1,714,287	$933,551	$784,848	$549,158
Portfolio turnover rateK	28%	18%	25%	16%	11%L

 A For the period July 20, 2017 (commencement of sale of shares) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2060 Fund Class K6

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.87	$9.85	$11.75	$12.20	$11.40
Income from Investment Operations
Net investment income (loss)B,C	.36	.16	.22	.20	.14
Net realized and unrealized gain (loss)	.22	5.43	(1.35)	–D	.96
Total from investment operations	.58	5.59	(1.13)	.20	1.10
Distributions from net investment income	(.36)	(.17)	(.21)	(.20)	(.15)
Distributions from net realized gain	(1.18)	(.40)	(.56)	(.45)	(.15)
Total distributions	(1.54)	(.57)	(.77)	(.65)	(.30)
Net asset value, end of period	$13.91	$14.87	$9.85	$11.75	$12.20
Total ReturnE,F	3.51%	58.07%	(10.65)%	2.05%	9.65%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.49%I	.49%	.49%	.50%I	.50%I,J
Expenses net of fee waivers, if any	.49%I	.49%	.49%	.50%I	.50%I,J
Expenses net of all reductions	.49%I	.49%	.49%	.50%I	.50%I,J
Net investment income (loss)	2.39%	1.24%	1.84%	1.71%	1.44%J
Supplemental Data
Net assets, end of period (000 omitted)	$759,404	$539,465	$230,693	$136,574	$26,888
Portfolio turnover rateK	28%	18%	25%	16%	11%L

 A For the period June 7, 2017 (commencement of sale of shares) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2065 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	12.7
Fidelity Series Growth Company Fund	8.0
Fidelity Series Intrinsic Opportunities Fund	7.5
Fidelity Series International Value Fund	7.5
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.4
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
Fidelity Series Value Discovery Fund	4.6
73.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.4%
International Equity Funds	41.8%
Bond Funds	7.7%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2065 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.17% 4/14/22 to 4/21/22 (a)
(Cost $199,984)	200,000	199,987
	Shares	Value

Domestic Equity Funds - 50.4%
Fidelity Series All-Sector Equity Fund (b)	840,253	$9,057,923
Fidelity Series Blue Chip Growth Fund (b)	1,034,845	14,870,729
Fidelity Series Commodity Strategy Fund (b)	1,347,420	6,885,317
Fidelity Series Growth Company Fund (b)	2,037,864	37,068,741
Fidelity Series Intrinsic Opportunities Fund (b)	1,772,471	34,864,497
Fidelity Series Large Cap Stock Fund (b)	1,734,100	32,965,244
Fidelity Series Large Cap Value Index Fund (b)	807,882	12,409,062
Fidelity Series Opportunistic Insights Fund (b)	1,038,833	18,989,860
Fidelity Series Small Cap Discovery Fund (b)	300,664	4,025,885
Fidelity Series Small Cap Opportunities Fund (b)	984,905	13,414,400
Fidelity Series Stock Selector Large Cap Value Fund (b)	2,049,128	27,765,681
Fidelity Series Value Discovery Fund (b)	1,320,310	21,124,962
TOTAL DOMESTIC EQUITY FUNDS
(Cost $233,285,853)		233,442,301

International Equity Funds - 41.8%
Fidelity Series Canada Fund (b)	969,718	15,050,020
Fidelity Series Emerging Markets Fund (b)	683,057	6,338,766
Fidelity Series Emerging Markets Opportunities Fund (b)	3,190,712	58,709,094
Fidelity Series International Growth Fund (b)	2,075,895	34,418,337
Fidelity Series International Small Cap Fund (b)	525,302	9,429,169
Fidelity Series International Value Fund (b)	3,150,872	34,754,122
Fidelity Series Overseas Fund (b)	2,741,992	34,603,934
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $204,847,998)		193,303,442

Bond Funds - 7.7%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	48,208	462,794
Fidelity Series Emerging Markets Debt Fund (b)	275,369	2,271,793
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	85,013	765,966
Fidelity Series Floating Rate High Income Fund (b)	50,328	462,515
Fidelity Series High Income Fund (b)	307,408	2,794,343
Fidelity Series International Credit Fund (b)	4,757	44,051
Fidelity Series Investment Grade Bond Fund (b)	220,622	2,406,991
Fidelity Series Long-Term Treasury Bond Index Fund (b)	3,238,062	24,674,029
Fidelity Series Real Estate Income Fund (b)	143,225	1,627,039
TOTAL BOND FUNDS
(Cost $37,743,213)		35,509,521

Short-Term Funds - 0.1%
Fidelity Cash Central Fund 0.31% (c)
(Cost $322,925)	322,860	322,925
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $476,399,973)		462,778,176
NET OTHER ASSETS (LIABILITIES) - 0.0%		(31,241)
NET ASSETS - 100%		$462,746,935

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	11	June 2022	$1,179,420	$45,291	$45,291
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	35	June 2022	1,969,625	26,326	26,326
TOTAL PURCHASED					$71,617
Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	11	June 2022	2,491,913	(48,689)	(48,689)
TOTAL FUTURES CONTRACTS					$22,928

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $199,987.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$--	$972,281	$649,356	$163	$--	$--	$322,925	0.0%
Total	$--	$972,281	$649,356	$163	$--	$--	$322,925

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$1,787,935	$1,781,645	$5,337	$(5,495)	$--	$--
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	3,890,575	3,292,427	17,100	(125,714)	(9,640)	462,794
Fidelity Series All-Sector Equity Fund	4,442,088	6,593,842	1,146,441	1,488,015	(57,434)	(774,132)	9,057,923
Fidelity Series Blue Chip Growth Fund	7,047,212	12,592,636	2,713,496	2,119,894	(105,811)	(1,949,812)	14,870,729
Fidelity Series Canada Fund	5,454,318	8,990,983	1,201,706	237,602	(11,470)	1,817,895	15,050,020
Fidelity Series Commodity Strategy Fund	6,243,904	8,507,793	8,427,120	2,692,981	(288,914)	849,654	6,885,317
Fidelity Series Emerging Markets Debt Fund	1,223,719	1,540,824	276,834	82,211	(11,979)	(203,937)	2,271,793
Fidelity Series Emerging Markets Debt Local Currency Fund	403,663	532,188	92,820	25,821	(7,626)	(69,439)	765,966
Fidelity Series Emerging Markets Fund	3,577,752	4,676,928	647,391	178,826	(21,687)	(1,246,836)	6,338,766
Fidelity Series Emerging Markets Opportunities Fund	32,230,875	48,519,277	5,678,779	5,647,022	(225,669)	(16,136,610)	58,709,094
Fidelity Series Floating Rate High Income Fund	238,877	285,777	61,014	14,893	(57)	(1,068)	462,515
Fidelity Series Government Money Market Fund 0.31%	1,487,481	647,624	2,135,105	371	--	--	--
Fidelity Series Growth Company Fund	17,985,145	34,261,750	8,373,817	8,065,916	(613,153)	(6,191,184)	37,068,741
Fidelity Series High Income Fund	1,412,507	1,838,722	365,860	112,702	(6,661)	(84,365)	2,794,343
Fidelity Series Inflation-Protected Bond Index Fund	4,487,492	3,052,801	7,730,952	72,201	269,216	(78,557)	--
Fidelity Series International Credit Fund	45,977	1,484	--	1,484	--	(3,410)	44,051
Fidelity Series International Growth Fund	15,284,146	24,519,765	1,742,313	2,230,864	(61,469)	(3,581,792)	34,418,337
Fidelity Series International Small Cap Fund	4,806,934	6,792,335	605,718	1,014,823	(13,022)	(1,551,360)	9,429,169
Fidelity Series International Value Fund	15,287,661	23,628,099	4,075,013	1,400,629	(58,368)	(28,257)	34,754,122
Fidelity Series Intrinsic Opportunities Fund	18,055,480	26,368,336	6,868,993	4,545,440	(407,306)	(2,283,020)	34,864,497
Fidelity Series Investment Grade Bond Fund	95,319	3,683,544	1,341,778	7,404	(23,900)	(6,194)	2,406,991
Fidelity Series Large Cap Stock Fund	15,783,653	20,639,729	3,858,474	2,061,264	(108,883)	509,219	32,965,244
Fidelity Series Large Cap Value Index Fund	5,818,518	7,420,304	1,062,670	652,487	(15,433)	248,343	12,409,062
Fidelity Series Long-Term Treasury Bond Index Fund	6,150,093	21,706,373	1,878,557	278,759	(238,610)	(1,065,270)	24,674,029
Fidelity Series Opportunistic Insights Fund	9,213,137	14,985,811	3,134,866	2,839,333	(88,782)	(1,985,440)	18,989,860
Fidelity Series Overseas Fund	15,309,254	22,629,522	1,914,586	825,321	(22,512)	(1,397,744)	34,603,934
Fidelity Series Real Estate Income Fund	857,406	979,801	222,093	51,514	(2,714)	14,639	1,627,039
Fidelity Series Short-Term Credit Fund	313,186	98,771	411,927	1,709	295	(325)	--
Fidelity Series Small Cap Discovery Fund	1,975,125	2,721,897	415,617	454,735	(16,500)	(239,020)	4,025,885
Fidelity Series Small Cap Opportunities Fund	6,604,903	10,617,186	1,458,872	2,388,704	(149,530)	(2,199,287)	13,414,400
Fidelity Series Stock Selector Large Cap Value Fund	13,342,731	19,706,687	3,587,309	4,110,054	(203,226)	(1,493,202)	27,765,681
Fidelity Series Value Discovery Fund	10,260,844	13,965,192	2,732,497	2,066,168	(72,973)	(295,604)	21,124,962
	$225,439,400	$358,184,491	$79,236,690	$45,691,584	$(2,695,387)	$(39,435,755)	$462,255,264

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$199,987	$--	$199,987	$--
Domestic Equity Funds	233,442,301	233,442,301	--	--
International Equity Funds	193,303,442	193,303,442	--	--
Bond Funds	35,509,521	35,509,521	--	--
Short-Term Funds	322,925	322,925	--	--
Total Investments in Securities:	$462,778,176	$462,578,189	$199,987	$--
Derivative Instruments:
Assets
Futures Contracts	$71,617	$71,617	$--	$--
Total Assets	$71,617	$71,617	$--	$--
Liabilities
Futures Contracts	$(48,689)	$(48,689)	$--	$--
Total Liabilities	$(48,689)	$(48,689)	$--	$--
Total Derivative Instruments:	$22,928	$22,928	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$71,617	$(48,689)
Total Equity Risk	71,617	(48,689)
Total Value of Derivatives	$71,617	$(48,689)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2065 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $199,984)	$199,987
Fidelity Central Funds (cost $322,925)	322,925
Other affiliated issuers (cost $475,877,064)	462,255,264
Total Investment in Securities (cost $476,399,973)		$462,778,176
Receivable for investments sold		5,008,652
Receivable for fund shares sold		4,817,064
Distributions receivable from Fidelity Central Funds		45
Total assets		472,603,937
Liabilities
Payable for investments purchased	$8,462,252
Payable for fund shares redeemed	1,141,579
Accrued management fee	231,970
Payable for daily variation margin on futures contracts	21,201
Total liabilities		9,857,002
Net Assets		$462,746,935
Net Assets consist of:
Paid in capital		$456,465,910
Total accumulated earnings (loss)		6,281,025
Net Assets		$462,746,935
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2065 Fund:
Net Asset Value, offering price and redemption price per share ($143,463,242 ÷ 11,450,108 shares)		$12.53
Class K:
Net Asset Value, offering price and redemption price per share ($213,090,874 ÷ 16,989,505 shares)		$12.54
Class K6:
Net Asset Value, offering price and redemption price per share ($106,192,819 ÷ 8,451,696 shares)		$12.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$10,085,177
Interest		90
Income from Fidelity Central Funds		163
Total income		10,085,430
Expenses
Management fee	$2,183,089
Independent trustees' fees and expenses	916
Total expenses before reductions	2,184,005
Expense reductions	(4)
Total expenses after reductions		2,184,001
Net investment income (loss)		7,901,429
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(2,695,387)
Futures contracts	(29,518)
Capital gain distributions from underlying funds:
Affiliated issuers	35,606,407
Total net realized gain (loss)		32,881,502
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	3
Affiliated issuers	(39,435,755)
Futures contracts	22,928
Total change in net unrealized appreciation (depreciation)		(39,412,824)
Net gain (loss)		(6,531,322)
Net increase (decrease) in net assets resulting from operations		$1,370,107

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,901,429	$1,291,880
Net realized gain (loss)	32,881,502	7,115,316
Change in net unrealized appreciation (depreciation)	(39,412,824)	33,319,597
Net increase (decrease) in net assets resulting from operations	1,370,107	41,726,793
Distributions to shareholders	(26,514,383)	(2,946,544)
Share transactions - net increase (decrease)	262,447,810	146,850,140
Total increase (decrease) in net assets	237,303,534	185,630,389
Net Assets
Beginning of period	225,443,401	39,813,012
End of period	$462,746,935	$225,443,401

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2065 Fund

Years ended March 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$13.10	$8.52	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.30	.12	.13
Net realized and unrealized gain (loss)	.17D	4.74	(1.46)
Total from investment operations	.47	4.86	(1.33)
Distributions from net investment income	(.28)	(.13)	(.12)
Distributions from net realized gain	(.76)	(.15)	(.03)
Total distributions	(1.04)	(.28)	(.15)
Net asset value, end of period	$12.53	$13.10	$8.52
Total ReturnE,F	3.25%	57.49%	(13.60)%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.75%	.75%	.76%I,J
Expenses net of fee waivers, if any	.75%	.75%	.76%I,J
Expenses net of all reductions	.75%	.75%	.76%I,J
Net investment income (loss)	2.24%	1.07%	1.71%I
Supplemental Data
Net assets, end of period (000 omitted)	$143,463	$68,876	$13,332
Portfolio turnover rateK	23%	13%	33%I

 A For the period June 28, 2019 (commencement of operations) through March 31, 2020.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Calculated based on average shares outstanding during the period.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2065 Fund Class K

Years ended March 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$13.11	$8.52	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.31	.14	.13
Net realized and unrealized gain (loss)	.17D	4.74	(1.45)
Total from investment operations	.48	4.88	(1.32)
Distributions from net investment income	(.29)	(.13)	(.13)
Distributions from net realized gain	(.76)	(.16)	(.03)
Total distributions	(1.05)	(.29)	(.16)
Net asset value, end of period	$12.54	$13.11	$8.52
Total ReturnE,F	3.30%	57.72%	(13.55)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.64%I	.64%	.65%I,J
Expenses net of fee waivers, if any	.64%I	.64%	.65%I,J
Expenses net of all reductions	.64%I	.64%	.65%I,J
Net investment income (loss)	2.34%	1.18%	1.81%J
Supplemental Data
Net assets, end of period (000 omitted)	$213,091	$113,107	$20,387
Portfolio turnover rateK	23%	13%	33%J

 A For the period June 28, 2019 (commencement of operations) through March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2065 Fund Class K6

Years ended March 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$13.13	$8.53	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.33	.15	.15
Net realized and unrealized gain (loss)	.17D	4.75	(1.46)
Total from investment operations	.50	4.90	(1.31)
Distributions from net investment income	(.31)	(.14)	(.13)
Distributions from net realized gain	(.76)	(.16)	(.03)
Total distributions	(1.07)	(.30)	(.16)
Net asset value, end of period	$12.56	$13.13	$8.53
Total ReturnE,F	3.43%	57.93%	(13.43)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.49%I	.49%	.50%I,J
Expenses net of fee waivers, if any	.49%I	.49%	.50%I,J
Expenses net of all reductions	.49%I	.49%	.50%I,J
Net investment income (loss)	2.49%	1.33%	1.97%J
Supplemental Data
Net assets, end of period (000 omitted)	$106,193	$43,461	$6,094
Portfolio turnover rateK	23%	13%	33%J

 A For the period June 28, 2019 (commencement of operations) through March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2022

1. Organization.

Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund and Fidelity Freedom 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Fidelity Freedom, Class K and Class K6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by the each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of March 31, 2022 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds (ETFs) that are deemed to be return of capital are recorded as a reduction of cost of investments. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Freedom 2015 Fund	$9,036
Fidelity Freedom 2020 Fund	330,553
Fidelity Freedom 2025 Fund	332,134
Fidelity Freedom 2030 Fund	329,685
Fidelity Freedom 2035 Fund	164,480
Fidelity Freedom 2040 Fund	142,141
Fidelity Freedom 2045 Fund	128,831
Fidelity Freedom 2050 Fund	78,631

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2022, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Income Fund	$2,778,648,736	$173,685,746	$(45,762,018)	$127,923,728
Fidelity Freedom 2005 Fund	899,912,731	55,965,826	(25,250,435)	30,715,391
Fidelity Freedom 2010 Fund	4,504,925,722	436,381,222	(124,011,128)	312,370,094
Fidelity Freedom 2015 Fund	6,496,778,312	858,926,919	(169,701,667)	689,225,252
Fidelity Freedom 2020 Fund	19,388,071,047	3,175,396,602	(557,712,613)	2,617,683,989
Fidelity Freedom 2025 Fund	25,204,935,416	4,194,741,113	(810,032,219)	3,384,708,894
Fidelity Freedom 2030 Fund	31,651,678,032	5,827,124,257	(1,016,730,922)	4,810,393,335
Fidelity Freedom 2035 Fund	23,227,904,872	5,031,699,307	(717,156,393)	4,314,542,914
Fidelity Freedom 2040 Fund	22,818,105,941	5,690,289,468	(608,807,146)	5,081,482,322
Fidelity Freedom 2045 Fund	15,433,560,935	3,517,057,475	(416,881,405)	3,100,176,070
Fidelity Freedom 2050 Fund	13,950,788,176	3,042,367,173	(390,525,760)	2,651,841,413
Fidelity Freedom 2055 Fund	7,912,773,343	1,190,014,648	(255,461,417)	934,553,231
Fidelity Freedom 2060 Fund	3,463,120,720	344,593,838	(147,885,786)	196,708,052
Fidelity Freedom 2065 Fund	479,507,558	21,464,450	(38,193,832)	(16,729,382)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Freedom Income Fund	$3,120,210	$60,019,755	$127,923,728
Fidelity Freedom 2005 Fund	1,631,127	22,293,366	30,715,391
Fidelity Freedom 2010 Fund	8,417,851	153,973,778	312,370,094
Fidelity Freedom 2015 Fund	11,169,467	284,721,898	689,225,252
Fidelity Freedom 2020 Fund	32,464,205	1,052,171,440	2,617,683,989
Fidelity Freedom 2025 Fund	46,046,356	1,347,209,798	3,384,708,894
Fidelity Freedom 2030 Fund	55,963,801	1,811,949,799	4,810,393,335
Fidelity Freedom 2035 Fund	51,227,133	1,563,515,075	4,314,542,914
Fidelity Freedom 2040 Fund	43,671,053	1,809,466,765	5,081,482,322
Fidelity Freedom 2045 Fund	27,418,077	1,185,113,507	3,100,176,070
Fidelity Freedom 2050 Fund	17,709,482	1,050,679,958	2,651,841,413
Fidelity Freedom 2055 Fund	3,949,809	551,793,661	934,553,231
Fidelity Freedom 2060 Fund	–	217,585,352	196,708,052
Fidelity Freedom 2065 Fund	354,637	23,011,491	(16,729,382)

Certain of the Funds intend to elect to defer to the next fiscal year ordinary losses recognized during January 1, 2022 to March 31, 2022. Loss deferrals were as follows:

Ordinary Losses
Fidelity Freedom 2035 Fund	(7,588,978)
Fidelity Freedom 2040 Fund	(24,989,365)
Fidelity Freedom 2045 Fund	(16,560,681)
Fidelity Freedom 2050 Fund	(14,736,643)
Fidelity Freedom 2055 Fund	(7,677,700)
Fidelity Freedom 2060 Fund	(3,016,829)
Fidelity Freedom 2065 Fund	(355,722)

The tax character of distributions paid was as follows:

March 31, 2022
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Income Fund	$83,951,349	$105,511,143	$189,462,492
Fidelity Freedom 2005 Fund	27,526,784	45,902,992	73,429,776
Fidelity Freedom 2010 Fund	157,230,462	315,136,201	472,366,663
Fidelity Freedom 2015 Fund	253,066,686	555,711,414	808,778,100
Fidelity Freedom 2020 Fund	839,910,846	1,965,021,111	2,804,931,957
Fidelity Freedom 2025 Fund	1,105,695,299	1,950,349,862	3,056,045,161
Fidelity Freedom 2030 Fund	1,443,884,477	2,580,129,933	4,024,014,410
Fidelity Freedom 2035 Fund	1,137,247,716	2,049,733,610	3,186,981,326
Fidelity Freedom 2040 Fund	1,210,574,904	2,151,753,391	3,362,328,295
Fidelity Freedom 2045 Fund	799,431,585	1,398,451,481	2,197,883,066
Fidelity Freedom 2050 Fund	705,916,503	1,211,008,281	1,916,924,784
Fidelity Freedom 2055 Fund	365,529,445	586,448,511	951,977,956
Fidelity Freedom 2060 Fund	140,601,538	197,867,144	338,468,682
Fidelity Freedom 2065 Fund	14,011,229	12,503,154	26,514,383

March 31, 2021
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Income Fund	$71,312,815	$71,004,971	$142,317,786
Fidelity Freedom 2005 Fund	23,003,522	23,356,505	46,360,027
Fidelity Freedom 2010 Fund	116,009,370	214,165,962	330,175,332
Fidelity Freedom 2015 Fund	165,709,981	393,677,857	559,387,838
Fidelity Freedom 2020 Fund	487,538,847	1,300,136,260	1,787,675,107
Fidelity Freedom 2025 Fund	532,995,959	1,202,088,907	1,735,084,866
Fidelity Freedom 2030 Fund	640,118,252	1,640,388,981	2,280,507,233
Fidelity Freedom 2035 Fund	395,174,007	1,192,499,465	1,587,673,472
Fidelity Freedom 2040 Fund	358,962,734	1,172,440,253	1,531,402,987
Fidelity Freedom 2045 Fund	235,522,935	652,611,812	888,134,747
Fidelity Freedom 2050 Fund	204,407,623	561,391,982	765,799,605
Fidelity Freedom 2055 Fund	100,721,959	225,148,678	325,870,637
Fidelity Freedom 2060 Fund	35,889,709	62,945,879	98,835,588
Fidelity Freedom 2065 Fund	1,907,572	1,038,972	2,946,544

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Income Fund	1,158,032,550	1,420,735,431
Fidelity Freedom 2005 Fund	384,205,220	483,744,298
Fidelity Freedom 2010 Fund	1,799,951,449	2,279,480,432
Fidelity Freedom 2015 Fund	2,708,757,747	3,423,438,939
Fidelity Freedom 2020 Fund	8,379,693,354	11,088,448,132
Fidelity Freedom 2025 Fund	10,879,572,071	11,994,986,413
Fidelity Freedom 2030 Fund	13,233,861,818	12,899,959,769
Fidelity Freedom 2035 Fund	9,645,382,835	8,700,052,501
Fidelity Freedom 2040 Fund	9,614,937,671	8,416,354,895
Fidelity Freedom 2045 Fund	6,625,468,415	5,712,338,174
Fidelity Freedom 2050 Fund	6,080,097,828	4,963,785,612
Fidelity Freedom 2055 Fund	3,588,755,813	2,572,593,414
Fidelity Freedom 2060 Fund	1,789,189,238	951,124,794
Fidelity Freedom 2065 Fund	358,184,491	79,236,690

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For each Fund, with the exception of Fidelity Freedom 2065 Fund, the management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Fidelity Freedom Class)	Annual % of Class-Level Average Net Assets (Classes K, K6)
Fidelity Freedom Income Fund	.465%	.415%
Fidelity Freedom 2005 Fund	.465%	.415%
Fidelity Freedom 2010 Fund	.499%	.441%
Fidelity Freedom 2015 Fund	.542%	.475%
Fidelity Freedom 2020 Fund	.584%	.510%
Fidelity Freedom 2025 Fund	.627%	.545%
Fidelity Freedom 2030 Fund	.669%	.580%
Fidelity Freedom 2035 Fund	.712%	.615%
Fidelity Freedom 2040 Fund	.746%	.643%
Fidelity Freedom 2045 Fund	.746%	.643%
Fidelity Freedom 2050 Fund	.746%	.643%
Fidelity Freedom 2055 Fund	.746%	.643%
Fidelity Freedom 2060 Fund	.746%	.643%
Fidelity Freedom 2065 Fund	.746%	.643%

Under the expense contract, the investment adviser pays class-level expenses for Class K6 of each Fund as necessary so that Class K6 total expenses do not exceed certain amounts of Class K6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class K6)
Fidelity Freedom Income Fund	.365%
Fidelity Freedom 2005 Fund	.365%
Fidelity Freedom 2010 Fund	.381%
Fidelity Freedom 2015 Fund	.400%
Fidelity Freedom 2020 Fund	.419%
Fidelity Freedom 2025 Fund	.439%
Fidelity Freedom 2030 Fund	.458%
Fidelity Freedom 2035 Fund	.477%
Fidelity Freedom 2040 Fund	.493%
Fidelity Freedom 2045 Fund	.493%
Fidelity Freedom 2050 Fund	.493%
Fidelity Freedom 2055 Fund	.493%
Fidelity Freedom 2060 Fund	.493%
Fidelity Freedom 2065 Fund	.493%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Operations as "Net realized gain (loss) on Affiliated issuers."

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
Fidelity Freedom Income Fund	250,821,171	24,603,804
Fidelity Freedom 2005 Fund	74,082,513	6,544,098
Fidelity Freedom 2010 Fund	335,213,796	31,210,825
Fidelity Freedom 2015 Fund	427,651,235	38,619,356
Fidelity Freedom 2020 Fund	1,099,689,093	96,828,036
Fidelity Freedom 2025 Fund	1,205,199,986	86,145,299
Fidelity Freedom 2030 Fund	1,200,095,146	71,446,057
Fidelity Freedom 2035 Fund	248,686,136	16,792,714
Fidelity Freedom 2040 Fund	309,932,637	22,435,835
Fidelity Freedom 2045 Fund	203,889,206	14,311,889
Fidelity Freedom 2050 Fund	181,324,282	12,387,316
Fidelity Freedom 2055 Fund	94,965,361	5,715,892
Fidelity Freedom 2060 Fund	37,533,221	1,930,411
Fidelity Freedom 2065 Fund	3,812,883	95,641

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Freedom Income Fund	$4
Fidelity Freedom 2005 Fund	6
Fidelity Freedom 2010 Fund	2
Fidelity Freedom 2015 Fund	1
Fidelity Freedom 2040 Fund	2
Fidelity Freedom 2045 Fund	13
Fidelity Freedom 2050 Fund	9
Fidelity Freedom 2055 Fund	7
Fidelity Freedom 2060 Fund	1
Fidelity Freedom 2065 Fund	4

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended March 31, 2022	Year ended March 31, 2021
Fidelity Freedom Income Fund
Distributions to shareholders
Fidelity Freedom Income Fund	$118,991,291	$85,036,870
Class K	53,741,112	47,068,955
Class K6	16,730,089	10,211,961
Total	$189,462,492	$142,317,786
Fidelity Freedom 2005 Fund
Distributions to shareholders
Fidelity Freedom 2005 Fund	$43,610,827	$25,990,849
Class K	22,894,594	16,551,868
Class K6	6,924,355	3,817,310
Total	$73,429,776	$46,360,027
Fidelity Freedom 2010 Fund
Distributions to shareholders
Fidelity Freedom 2010 Fund	$330,780,379	$220,059,856
Class K	111,484,456	91,748,163
Class K6	30,101,828	18,367,313
Total	$472,366,663	$330,175,332
Fidelity Freedom 2015 Fund
Distributions to shareholders
Fidelity Freedom 2015 Fund	$503,185,276	$323,873,976
Class K	233,539,531	187,564,926
Class K6	72,053,293	47,948,936
Total	$808,778,100	$559,387,838
Fidelity Freedom 2020 Fund
Distributions to shareholders
Fidelity Freedom 2020 Fund	$1,497,733,718	$855,393,315
Class K	1,021,296,577	752,564,869
Class K6	285,901,662	179,716,923
Total	$2,804,931,957	$1,787,675,107
Fidelity Freedom 2025 Fund
Distributions to shareholders
Fidelity Freedom 2025 Fund	$1,390,020,443	$704,972,948
Class K	1,249,727,943	801,066,260
Class K6	416,296,775	229,045,658
Total	$3,056,045,161	$1,735,084,866
Fidelity Freedom 2030 Fund
Distributions to shareholders
Fidelity Freedom 2030 Fund	$1,815,146,825	$939,854,666
Class K	1,663,191,130	1,055,755,784
Class K6	545,676,455	284,896,783
Total	$4,024,014,410	$2,280,507,233
Fidelity Freedom 2035 Fund
Distributions to shareholders
Fidelity Freedom 2035 Fund	$1,330,916,494	$596,190,670
Class K	1,359,767,518	758,932,410
Class K6	496,297,314	232,550,392
Total	$3,186,981,326	$1,587,673,472
Fidelity Freedom 2040 Fund
Distributions to shareholders
Fidelity Freedom 2040 Fund	$1,408,661,493	$583,860,791
Class K	1,440,225,207	737,443,903
Class K6	513,441,595	210,098,293
Total	$3,362,328,295	$1,531,402,987
Fidelity Freedom 2045 Fund
Distributions to shareholders
Fidelity Freedom 2045 Fund	$784,616,906	$280,540,287
Class K	1,029,356,352	463,825,379
Class K6	383,909,808	143,769,081
Total	$2,197,883,066	$888,134,747
Fidelity Freedom 2050 Fund
Distributions to shareholders
Fidelity Freedom 2050 Fund	$652,636,167	$237,431,913
Class K	942,334,414	411,733,439
Class K6	321,954,203	116,634,253
Total	$1,916,924,784	$765,799,605
Fidelity Freedom 2055 Fund
Distributions to shareholders
Fidelity Freedom 2055 Fund	$296,345,760	$92,585,422
Class K	491,336,374	181,353,194
Class K6	164,295,822	51,932,021
Total	$951,977,956	$325,870,637
Fidelity Freedom 2060 Fund
Distributions to shareholders
Fidelity Freedom 2060 Fund	$99,642,740	$26,889,141
Class K	178,794,880	56,244,575
Class K6	60,031,062	15,701,872
Total	$338,468,682	$98,835,588
Fidelity Freedom 2065 Fund
Distributions to shareholders
Fidelity Freedom 2065 Fund	$8,437,371	$904,197
Class K	12,631,428	1,507,870
Class K6	5,445,584	534,477
Total	$26,514,383	$2,946,544

9. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2022	Year endedMarch 31, 2021	Year ended March 31, 2022	Year endedMarch 31, 2021
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund
Shares sold	22,119,285	31,164,338	$267,213,144	$374,531,405
Reinvestment of distributions	9,637,846	7,001,613	115,877,879	83,147,746
Shares redeemed	(35,979,473)	(36,010,413)	(433,357,462)	(431,019,214)
Net increase (decrease)	(4,222,342)	2,155,538	$(50,266,439)	$26,659,937
Class K
Shares sold	16,680,046	25,686,249	$200,717,690	$307,049,507
Reinvestment of distributions	4,472,952	3,972,133	53,703,106	47,050,348
Shares redeemed	(38,281,310)	(37,861,740)	(462,940,655)	(451,620,927)
Net increase (decrease)	(17,128,312)	(8,203,358)	$(208,519,859)	$(97,521,072)
Class K6
Shares sold	13,137,196	8,530,893	$158,945,851	$102,309,883
Reinvestment of distributions	1,395,523	860,536	16,730,089	10,211,961
Shares redeemed	(10,427,151)	(7,244,034)	(126,008,091)	(86,822,330)
Net increase (decrease)	4,105,568	2,147,395	$49,667,849	$25,699,514
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund
Shares sold	4,884,825	11,500,610	$63,417,362	$147,671,059
Reinvestment of distributions	3,373,635	2,029,580	42,938,081	25,654,554
Shares redeemed	(10,902,120)	(10,800,390)	(141,393,321)	(138,461,321)
Net increase (decrease)	(2,643,660)	2,729,800	$(35,037,878)	$34,864,292
Class K
Shares sold	7,655,725	11,640,211	$98,017,800	$147,069,138
Reinvestment of distributions	1,801,026	1,312,734	22,894,594	16,551,868
Shares redeemed	(13,304,194)	(14,638,197)	(172,074,021)	(186,198,235)
Net increase (decrease)	(3,847,443)	(1,685,252)	$(51,161,627)	$(22,577,229)
Class K6
Shares sold	4,791,804	3,998,110	$61,935,555	$50,692,389
Reinvestment of distributions	547,203	302,076	6,924,355	3,817,310
Shares redeemed	(4,293,740)	(3,089,579)	(55,674,250)	(39,192,543)
Net increase (decrease)	1,045,267	1,210,607	$13,185,660	$15,317,156
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund
Shares sold	11,443,611	25,337,398	$185,302,616	$406,499,604
Reinvestment of distributions	20,338,393	13,798,998	323,454,735	215,480,168
Shares redeemed	(37,100,208)	(36,380,079)	(599,475,508)	(578,016,747)
Net increase (decrease)	(5,318,204)	2,756,317	$(90,718,157)	$43,963,025
Class K
Shares sold	12,207,765	14,541,138	$196,166,118	$229,705,543
Reinvestment of distributions	7,009,249	5,892,820	111,484,456	91,748,164
Shares redeemed	(34,740,922)	(32,567,182)	(564,437,012)	(515,115,278)
Net increase (decrease)	(15,523,908)	(12,133,224)	$(256,786,438)	$(193,661,571)
Class K6
Shares sold	9,752,068	7,454,131	$156,988,522	$118,779,596
Reinvestment of distributions	1,904,870	1,179,442	30,101,828	18,367,313
Shares redeemed	(9,083,534)	(7,099,734)	(146,481,634)	(112,770,478)
Net increase (decrease)	2,573,404	1,533,839	$40,608,716	$24,376,431
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund
Shares sold	31,636,405	53,916,620	$426,444,682	$712,539,975
Reinvestment of distributions	37,389,668	25,059,163	493,791,207	319,660,991
Shares redeemed	(70,309,859)	(73,496,968)	(943,909,675)	(956,484,715)
Net increase (decrease)	(1,283,786)	5,478,815	$(23,673,786)	$75,716,251
Class K
Shares sold	28,366,240	27,461,789	$378,836,651	$356,911,518
Reinvestment of distributions	17,696,986	14,748,644	233,539,531	187,564,925
Shares redeemed	(74,854,158)	(71,683,768)	(1,011,157,920)	(930,116,535)
Net increase (decrease)	(28,790,932)	(29,473,335)	$(398,781,738)	$(385,640,092)
Class K6
Shares sold	21,362,273	18,811,966	$288,820,573	$245,126,067
Reinvestment of distributions	5,487,844	3,760,022	72,053,293	47,948,936
Shares redeemed	(27,510,463)	(16,659,731)	(373,079,287)	(217,361,848)
Net increase (decrease)	(660,346)	5,912,257	$(12,205,421)	$75,713,155
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund
Shares sold	100,889,192	156,559,208	$1,740,420,595	$2,617,346,260
Reinvestment of distributions	86,630,804	52,465,114	1,460,883,797	844,596,826
Shares redeemed	(179,040,643)	(198,728,102)	(3,071,539,860)	(3,265,405,195)
Net increase (decrease)	8,479,353	10,296,220	$129,764,532	$196,537,891
Class K
Shares sold	79,327,683	100,937,518	$1,358,428,900	$1,652,612,571
Reinvestment of distributions	60,534,219	46,920,875	1,021,184,649	752,519,883
Shares redeemed	(250,445,089)	(250,592,644)	(4,330,562,063)	(4,108,783,899)
Net increase (decrease)	(110,583,187)	(102,734,251)	$(1,950,948,514)	$(1,703,651,445)
Class K6
Shares sold	65,420,870	53,711,108	$1,127,778,622	$890,607,711
Reinvestment of distributions	17,045,976	11,175,514	285,901,662	179,716,923
Shares redeemed	(80,065,800)	(59,540,884)	(1,392,055,913)	(983,895,026)
Net increase (decrease)	2,401,046	5,345,738	$21,624,371	$86,429,608
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund
Shares sold	165,275,251	210,337,805	$2,610,131,603	$3,149,497,251
Reinvestment of distributions	88,008,649	48,505,977	1,365,336,639	698,301,471
Shares redeemed	(205,066,644)	(196,693,866)	(3,225,566,161)	(2,878,418,032)
Net increase (decrease)	48,217,256	62,149,916	$749,902,081	$969,380,690
Class K
Shares sold	159,149,482	182,126,282	$2,498,462,611	$2,666,904,348
Reinvestment of distributions	80,648,053	55,805,130	1,249,414,473	800,942,777
Shares redeemed	(343,733,044)	(295,182,498)	(5,441,416,390)	(4,304,180,205)
Net increase (decrease)	(103,935,509)	(57,251,086)	$(1,693,539,306)	$(836,333,080)
Class K6
Shares sold	113,877,509	94,729,160	$1,791,545,487	$1,404,293,318
Reinvestment of distributions	26,968,555	15,887,217	416,296,775	229,045,657
Shares redeemed	(120,631,642)	(74,204,850)	(1,916,410,633)	(1,095,696,606)
Net increase (decrease)	20,214,422	36,411,527	$291,431,629	$537,642,369
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund
Shares sold	133,595,046	173,411,890	$2,654,181,525	$3,216,373,537
Reinvestment of distributions	91,762,119	52,410,618	1,788,110,990	930,668,891
Shares redeemed	(152,007,544)	(164,912,233)	(3,008,304,048)	(2,993,567,133)
Net increase (decrease)	73,349,621	60,910,275	$1,433,988,467	$1,153,475,295
Class K
Shares sold	142,180,700	155,368,244	$2,805,538,559	$2,817,242,675
Reinvestment of distributions	85,379,317	59,622,779	1,662,884,419	1,055,636,740
Shares redeemed	(300,736,782)	(260,764,551)	(5,999,095,370)	(4,691,208,655)
Net increase (decrease)	(73,176,765)	(45,773,528)	$(1,530,672,392)	$(818,329,240)
Class K6
Shares sold	118,508,960	83,168,181	$2,343,787,146	$1,536,798,281
Reinvestment of distributions	28,137,244	16,003,724	545,676,455	284,896,783
Shares redeemed	(97,990,956)	(62,222,431)	(1,959,803,476)	(1,145,636,684)
Net increase (decrease)	48,655,248	36,949,474	$929,660,125	$676,058,380
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund
Shares sold	113,455,720	143,182,206	$1,968,630,651	$2,261,194,436
Reinvestment of distributions	77,128,510	39,628,198	1,315,370,749	591,728,084
Shares redeemed	(119,246,911)	(129,049,743)	(2,068,492,213)	(1,977,602,251)
Net increase (decrease)	71,337,319	53,760,661	$1,215,509,187	$875,320,269
Class K
Shares sold	138,509,224	147,842,978	$2,391,096,357	$2,260,213,524
Reinvestment of distributions	79,808,534	50,990,578	1,359,680,905	758,909,161
Shares redeemed	(265,777,119)	(234,136,246)	(4,649,995,558)	(3,571,499,917)
Net increase (decrease)	(47,459,361)	(35,302,690)	$(899,218,296)	$(552,377,232)
Class K6
Shares sold	108,871,298	80,094,228	$1,885,798,374	$1,254,281,237
Reinvestment of distributions	29,216,531	15,511,106	496,297,314	232,550,392
Shares redeemed	(93,333,642)	(58,219,476)	(1,638,673,084)	(906,044,076)
Net increase (decrease)	44,754,187	37,385,858	$743,422,604	$580,787,553
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund
Shares sold	144,914,050	178,108,225	$1,808,070,884	$1,975,797,076
Reinvestment of distributions	113,389,482	55,500,372	1,388,923,509	578,162,864
Shares redeemed	(157,003,598)	(178,100,857)	(1,957,034,768)	(1,919,969,505)
Net increase (decrease)	101,299,934	55,507,740	$1,239,959,625	$633,990,435
Class K
Shares sold	177,104,925	194,916,567	$2,197,442,572	$2,094,984,471
Reinvestment of distributions	117,577,057	71,038,067	1,440,201,658	737,436,312
Shares redeemed	(377,794,576)	(329,404,938)	(4,755,909,005)	(3,513,599,136)
Net increase (decrease)	(83,112,594)	(63,450,304)	$(1,118,264,775)	$(681,178,353)
Class K6
Shares sold	163,741,876	105,216,070	$2,038,251,213	$1,163,959,609
Reinvestment of distributions	42,115,101	20,093,501	513,441,595	210,098,293
Shares redeemed	(125,083,975)	(77,466,294)	(1,575,864,464)	(853,646,770)
Net increase (decrease)	80,773,002	47,843,277	$975,828,344	$520,411,132
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund
Shares sold	91,104,445	113,233,317	$1,299,799,946	$1,435,097,348
Reinvestment of distributions	55,188,275	23,501,888	774,085,743	277,774,070
Shares redeemed	(92,060,326)	(93,248,351)	(1,316,821,262)	(1,146,724,485)
Net increase (decrease)	54,232,394	43,486,854	$757,064,427	$566,146,933
Class K
Shares sold	129,603,483	139,887,703	$1,839,866,004	$1,708,586,045
Reinvestment of distributions	73,437,119	39,359,151	1,029,308,656	463,816,140
Shares redeemed	(238,834,004)	(207,058,952)	(3,442,233,635)	(2,538,068,424)
Net increase (decrease)	(35,793,402)	(27,812,098)	$(573,058,975)	$(365,666,239)
Class K6
Shares sold	109,099,983	75,625,592	$1,553,372,462	$954,196,507
Reinvestment of distributions	27,517,155	12,109,027	383,909,808	143,769,081
Shares redeemed	(89,870,054)	(50,788,422)	(1,298,126,989)	(636,628,389)
Net increase (decrease)	46,747,084	36,946,197	$639,155,281	$461,337,199
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund
Shares sold	83,090,795	97,188,366	$1,195,087,164	$1,232,319,301
Reinvestment of distributions	45,388,770	19,700,871	642,458,392	234,240,349
Shares redeemed	(82,022,643)	(84,416,356)	(1,182,000,294)	(1,045,778,100)
Net increase (decrease)	46,456,922	32,472,881	$655,545,262	$420,781,550
Class K
Shares sold	125,609,161	139,683,126	$1,799,974,225	$1,716,878,084
Reinvestment of distributions	66,634,241	34,728,101	942,315,016	411,729,817
Shares redeemed	(213,468,368)	(185,066,773)	(3,096,075,637)	(2,274,261,301)
Net increase (decrease)	(21,224,966)	(10,655,546)	$(353,786,396)	$(145,653,400)
Class K6
Shares sold	103,765,008	69,193,076	$1,488,418,420	$880,114,497
Reinvestment of distributions	22,812,162	9,720,979	321,954,203	116,634,253
Shares redeemed	(76,162,066)	(44,382,561)	(1,112,911,369)	(563,588,824)
Net increase (decrease)	50,415,104	34,531,494	$697,461,254	$433,159,926
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund
Shares sold	48,944,593	52,805,481	$809,607,355	$761,731,307
Reinvestment of distributions	17,819,643	6,721,582	290,755,908	90,846,223
Shares redeemed	(42,105,665)	(40,859,659)	(698,242,837)	(579,328,173)
Net increase (decrease)	24,658,571	18,667,404	$402,120,426	$273,249,357
Class K
Shares sold	78,791,763	83,301,521	$1,300,207,031	$1,172,257,484
Reinvestment of distributions	30,116,057	13,427,938	491,325,051	181,351,366
Shares redeemed	(101,055,238)	(91,774,264)	(1,685,810,073)	(1,295,402,712)
Net increase (decrease)	7,852,582	4,955,195	$105,722,009	$58,206,138
Class K6
Shares sold	53,056,696	38,693,453	$875,120,348	$562,128,294
Reinvestment of distributions	10,089,839	3,793,080	164,295,822	51,932,021
Shares redeemed	(37,974,925)	(20,992,833)	(638,190,211)	(304,189,568)
Net increase (decrease)	25,171,610	21,493,700	$401,225,959	$309,870,747
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund
Shares sold	30,895,112	28,395,866	$464,438,162	$369,913,649
Reinvestment of distributions	6,541,056	2,120,404	97,295,738	26,051,613
Shares redeemed	(20,384,158)	(16,364,695)	(307,750,600)	(210,471,664)
Net increase (decrease)	17,052,010	14,151,575	$253,983,300	$185,493,598
Class K
Shares sold	52,258,699	51,760,589	$783,831,053	$660,133,323
Reinvestment of distributions	12,027,251	4,584,224	178,787,491	56,243,271
Shares redeemed	(48,018,862)	(35,827,657)	(726,660,382)	(457,361,287)
Net increase (decrease)	16,267,088	20,517,156	$235,958,162	$259,015,307
Class K6
Shares sold	31,341,471	19,827,127	$469,274,637	$261,235,975
Reinvestment of distributions	4,041,952	1,264,771	60,031,062	15,701,872
Shares redeemed	(17,051,658)	(8,227,265)	(259,770,406)	(107,459,249)
Net increase (decrease)	18,331,765	12,864,633	$269,535,293	$169,478,598
Fidelity Freedom 2065 Fund
Fidelity Freedom 2065 Fund
Shares sold	8,615,473	5,092,491	$115,509,721	$59,756,931
Reinvestment of distributions	613,946	75,246	8,202,794	895,713
Shares redeemed	(3,035,183)	(1,476,729)	(40,814,756)	(17,228,130)
Net increase (decrease)	6,194,236	3,691,008	$82,897,760	$43,424,514
Class K
Shares sold	14,515,549	8,930,502	$194,247,221	$103,562,991
Reinvestment of distributions	944,722	126,887	12,631,428	1,507,870
Shares redeemed	(7,097,895)	(2,822,817)	(95,900,283)	(32,250,996)
Net increase (decrease)	8,362,376	6,234,572	$110,978,366	$72,819,865
Class K6
Shares sold	7,203,870	3,313,867	$96,427,860	$38,913,937
Reinvestment of distributions	406,566	44,809	5,445,584	534,477
Shares redeemed	(2,468,943)	(762,998)	(33,301,760)	(8,842,653)
Net increase (decrease)	5,141,493	2,595,678	$68,571,684	$30,605,761

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Freedom 2020 Fund	Fidelity Freedom 2025 Fund	Fidelity Freedom 2030 Fund	Fidelity Freedom 2035 Fund	Fidelity Freedom 2040 Fund	Fidelity Freedom 2045 Fund	Fidelity Freedom 2050 Fund
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	19%	22%	12%	–%	–%	–%	–%
Fidelity Series All-Sector Equity Fund	–%	–%	13%	13%	15%	10%	–%
Fidelity Series Blue Chip Growth Fund	–%	–%	12%	12%	14%	–%	–%
Fidelity Series Canada Fund	–%	–%	13%	12%	14%	–%	–%
Fidelity Series Commodity Strategy Fund	–%	11%	14%	11%	11%	–%	–%
Fidelity Series Emerging Markets Debt Fund	–%	11%	14%	11%	11%	–%	–%
Fidelity Series Emerging Markets Debt Local Currency Fund	–%	11%	14%	11%	11%	–%	–%
Fidelity Series Emerging Markets Fund	–%	–%	13%	12%	13%	–%	–%
Fidelity Series Emerging Markets Opportunities Fund	–%	–%	13%	12%	13%	–%	–%
Fidelity Series Floating Rate High Income Fund	–%	11%	14%	11%	11%	–%	–%
Fidelity Series Government Money Market Fund	11%	–%	–%	–%	–%	–%	–%
Fidelity Series Growth Company Fund	–%	10%	15%	14%	17%	12%	10%
Fidelity Series High Income Fund	–%	11%	14%	11%	11%	–%	–%
Fidelity Series Inflation-Protected Bond Index Fund	12%	13%	12%	–%	–%	–%	–%
Fidelity Series International Credit Fund	18%	15%	15%	–%	–%	–%	–%
Fidelity Series International Developed Markets Bond Index Fund	–%	12%	15%	–%	–%	–%	–%
Fidelity Series International Growth Fund	–%	–%	13%	12%	14%	–%	–%
Fidelity Series International Small Cap Fund	–%	–%	13%	12%	14%	–%	–%
Fidelity Series International Value Fund	–%	–%	13%	12%	14%	–%	–%
Fidelity Series Intrinsic Opportunities Fund	–%	10%	15%	14%	17%	12%	10%
Fidelity Series Investment Grade Bond Fund	16%	18%	20%	–%	–%	–%	–%
Fidelity Series Large Cap Stock Fund	–%	–%	12%	12%	14%	–%	–%
Fidelity Series Large Cap Value Index Fund	–%	–%	11%	10%	13%	–%	–%
Fidelity Series Long-Term Treasury Bond Index Fund	–%	–%	11%	–%	–%	–%	–%
Fidelity Series Opportunistic Insights Fund	–%	–%	13%	13%	15%	10%	–%
Fidelity Series Overseas Fund	–%	–%	13%	12%	14%	–%	–%
Fidelity Series Real Estate Income Fund	–%	11%	14%	11%	11%	–%	–%
Fidelity Series Short-Term Credit Fund	11%	–%	–%	–%	–%	–%	–%
Fidelity Series Small Cap Discovery Fund	–%	10%	15%	14%	17%	11%	10%
Fidelity Series Small Cap Opportunities Fund	–%	–%	12%	12%	14%	–%	–%
Fidelity Series Stock Selector Large Cap Value Fund	–%	–%	13%	13%	16%	10%	–%
Fidelity Series Value Discovery Fund	–%	–%	12%	12%	14%	–%	–%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	31%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	61%
Fidelity Series All-Sector Equity Fund	84%
Fidelity Series Blue Chip Growth Fund	80%
Fidelity Series Canada Fund	82%
Fidelity Series Commodity Strategy Fund	80%
Fidelity Series Emerging Markets Debt Fund	80%
Fidelity Series Emerging Markets Debt Local Currency Fund	80%
Fidelity Series Emerging Markets Fund	81%
Fidelity Series Emerging Markets Opportunities Fund	81%
Fidelity Series Floating Rate High Income Fund	80%
Fidelity Series Government Money Market Fund	48%
Fidelity Series Growth Company Fund	97%
Fidelity Series High Income Fund	80%
Fidelity Series Inflation-Protected Bond Index Fund	50%
Fidelity Series International Credit Fund	91%
Fidelity Series International Developed Markets Bond Index Fund	49%
Fidelity Series International Growth Fund	82%
Fidelity Series International Small Cap Fund	82%
Fidelity Series International Value Fund	82%
Fidelity Series Intrinsic Opportunities Fund	97%
Fidelity Series Investment Grade Bond Fund	78%
Fidelity Series Large Cap Stock Fund	80%
Fidelity Series Large Cap Value Index Fund	70%
Fidelity Series Long-Term Treasury Bond Index Fund	59%
Fidelity Series Opportunistic Insights Fund	84%
Fidelity Series Overseas Fund	82%
Fidelity Series Real Estate Income Fund	80%
Fidelity Series Short-Term Credit Fund	47%
Fidelity Series Small Cap Discovery Fund	97%
Fidelity Series Small Cap Opportunities Fund	80%
Fidelity Series Stock Selector Large Cap Value Fund	87%
Fidelity Series Value Discovery Fund	79%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Aberdeen Street Trust and Shareholders of Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund and Fidelity Freedom 2065 Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund and Fidelity Freedom 2065 Fund (fourteen of the funds constituting Fidelity Aberdeen Street Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2022, the related statements of operations for the year ended March 31, 2022, the statements of changes in net assets for each of the two years in the period ended March 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2022, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

May 10, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 292 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President and Director of Fidelity Diversifying Solutions LLC (investment adviser firm, 2021-present), President and Director of FIAM LLC (investment adviser firm, 2020-present), and is an employee of Fidelity Investments (2018-present). Previously, Mr. Zlotnikov served as President and Chief Investment Officer of Global Asset Allocation (2018-2020). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2002-2018).
Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period-B October 1, 2021 to March 31, 2022
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund	.46%
Actual		$1,000.00	$967.00	$2.26
Hypothetical-C		$1,000.00	$1,022.64	$2.32
Class K	.41%
Actual		$1,000.00	$967.00	$2.01
Hypothetical-C		$1,000.00	$1,022.89	$2.07
Class K6	.36%
Actual		$1,000.00	$967.40	$1.77
Hypothetical-C		$1,000.00	$1,023.14	$1.82
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund	.47%
Actual		$1,000.00	$967.60	$2.31
Hypothetical-C		$1,000.00	$1,022.59	$2.37
Class K	.41%
Actual		$1,000.00	$967.80	$2.01
Hypothetical-C		$1,000.00	$1,022.89	$2.07
Class K6	.37%
Actual		$1,000.00	$967.80	$1.82
Hypothetical-C		$1,000.00	$1,023.09	$1.87
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund	.50%
Actual		$1,000.00	$967.00	$2.45
Hypothetical-C		$1,000.00	$1,022.44	$2.52
Class K	.44%
Actual		$1,000.00	$967.80	$2.16
Hypothetical-C		$1,000.00	$1,022.74	$2.22
Class K6	.38%
Actual		$1,000.00	$968.00	$1.86
Hypothetical-C		$1,000.00	$1,023.04	$1.92
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund	.54%
Actual		$1,000.00	$967.30	$2.65
Hypothetical-C		$1,000.00	$1,022.24	$2.72
Class K	.48%
Actual		$1,000.00	$967.60	$2.35
Hypothetical-C		$1,000.00	$1,022.54	$2.42
Class K6	.40%
Actual		$1,000.00	$968.40	$1.96
Hypothetical-C		$1,000.00	$1,022.94	$2.02
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund	.58%
Actual		$1,000.00	$968.40	$2.85
Hypothetical-C		$1,000.00	$1,022.04	$2.92
Class K	.51%
Actual		$1,000.00	$968.10	$2.50
Hypothetical-C		$1,000.00	$1,022.39	$2.57
Class K6	.42%
Actual		$1,000.00	$968.50	$2.06
Hypothetical-C		$1,000.00	$1,022.84	$2.12
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund	.63%
Actual		$1,000.00	$968.70	$3.09
Hypothetical-C		$1,000.00	$1,021.79	$3.18
Class K	.55%
Actual		$1,000.00	$969.00	$2.70
Hypothetical-C		$1,000.00	$1,022.19	$2.77
Class K6	.44%
Actual		$1,000.00	$969.60	$2.16
Hypothetical-C		$1,000.00	$1,022.74	$2.22
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund	.67%
Actual		$1,000.00	$970.00	$3.29
Hypothetical-C		$1,000.00	$1,021.59	$3.38
Class K	.58%
Actual		$1,000.00	$970.40	$2.85
Hypothetical-C		$1,000.00	$1,022.04	$2.92
Class K6	.46%
Actual		$1,000.00	$971.30	$2.26
Hypothetical-C		$1,000.00	$1,022.64	$2.32
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund	.71%
Actual		$1,000.00	$974.90	$3.50
Hypothetical-C		$1,000.00	$1,021.39	$3.58
Class K	.62%
Actual		$1,000.00	$974.70	$3.05
Hypothetical-C		$1,000.00	$1,021.84	$3.13
Class K6	.48%
Actual		$1,000.00	$975.70	$2.36
Hypothetical-C		$1,000.00	$1,022.54	$2.42
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund	.75%
Actual		$1,000.00	$979.30	$3.70
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class K	.64%
Actual		$1,000.00	$979.70	$3.16
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class K6	.49%
Actual		$1,000.00	$980.50	$2.42
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund	.75%
Actual		$1,000.00	$979.00	$3.70
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class K	.64%
Actual		$1,000.00	$980.10	$3.16
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class K6	.49%
Actual		$1,000.00	$980.40	$2.42
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund	.75%
Actual		$1,000.00	$979.10	$3.70
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class K	.64%
Actual		$1,000.00	$979.70	$3.16
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class K6	.49%
Actual		$1,000.00	$980.50	$2.42
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund	.75%
Actual		$1,000.00	$979.30	$3.70
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class K	.64%
Actual		$1,000.00	$979.90	$3.16
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class K6	.49%
Actual		$1,000.00	$980.90	$2.42
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund	.75%
Actual		$1,000.00	$979.90	$3.70
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class K	.64%
Actual		$1,000.00	$980.50	$3.16
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class K6	.49%
Actual		$1,000.00	$980.70	$2.42
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Freedom 2065 Fund
Fidelity Freedom 2065 Fund	.75%
Actual		$1,000.00	$979.50	$3.70
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class K	.64%
Actual		$1,000.00	$980.00	$3.16
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class K6	.49%
Actual		$1,000.00	$980.60	$2.42
Hypothetical-C		$1,000.00	$1,022.49	$2.47

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2022, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom Income Fund	$108,630,304
Fidelity Freedom 2005 Fund	$43,428,172
Fidelity Freedom 2010 Fund	$284,341,423
Fidelity Freedom 2015 Fund	$513,942,695
Fidelity Freedom 2020 Fund	$1,867,419,686
Fidelity Freedom 2025 Fund	$2,136,578,377
Fidelity Freedom 2030 Fund	$2,814,487,828
Fidelity Freedom 2035 Fund	$2,361,176,306
Fidelity Freedom 2040 Fund	$2,617,837,981
Fidelity Freedom 2045 Fund	$1,716,503,150
Fidelity Freedom 2050 Fund	$1,509,847,483
Fidelity Freedom 2055 Fund	$768,912,114
Fidelity Freedom 2060 Fund	$292,785,941
Fidelity Freedom 2065 Fund	$29,399,458

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax

Fidelity Freedom Income Fund	20.42%
Fidelity Freedom 2005 Fund	18.24%
Fidelity Freedom 2010 Fund	13.53%
Fidelity Freedom 2015 Fund	10.26%
Fidelity Freedom 2020 Fund	7.86%
Fidelity Freedom 2025 Fund	6.49%
Fidelity Freedom 2030 Fund	5.33%
Fidelity Freedom 2035 Fund	2.46%
Fidelity Freedom 2040 Fund	1.80%
Fidelity Freedom 2045 Fund	1.79%
Fidelity Freedom 2050 Fund	1.78%
Fidelity Freedom 2055 Fund	1.78%
Fidelity Freedom 2060 Fund	1.76%
Fidelity Freedom 2065 Fund	1.65%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Retail	Class K	Class K6
Fidelity Freedom Income Fund
April 2021	0%	0%	0%
May 2021	2%	1%	1%
June 2021	3%	3%	2%
July 2021	3%	3%	2%
August 2021	3%	2%	2%
September 2021	3%	3%	2%
October 2021	3%	3%	3%
November 2021	3%	3%	2%
December 2021	3%	3%	3%
February 2022	4%	2%	2%
March 2022	3%	3%	3%
Fidelity Freedom 2005 Fund
May 2021	2%	2%	2%
December 2021	3%	3%	3%
Fidelity Freedom 2010 Fund
May 2021	4%	4%	3%
December 2021	5%	5%	5%
Fidelity Freedom 2015 Fund
May 2021	7%	7%	5%
December 2021	6%	6%	6%
Fidelity Freedom 2020 Fund
May 2021	13%	10%	8%
December 2021	7%	7%	7%
Fidelity Freedom 2025 Fund
May 2021	22%	17%	12%
December 2021	8%	8%	8%
Fidelity Freedom 2030 Fund
May 2021	92%	46%	20%
December 2021	9%	9%	8%
Fidelity Freedom 2035 Fund
May 2021	–	–	–
December 2021	10%	10%	10%
Fidelity Freedom 2040 Fund
May 2021	–	–	–
December 2021	12%	12%	11%
Fidelity Freedom 2045 Fund
May 2021	–	–	–
December 2021	12%	12%	11%
Fidelity Freedom 2050 Fund
May 2021	–	–	–
December 2021	12%	12%	11%
Fidelity Freedom 2055 Fund
May 2021	–	–	–
December 2021	12%	12%	11%
Fidelity Freedom 2060 Fund
May 2021	–	–	–
December 2021	12%	12%	12%
Fidelity Freedom 2065 Fund
May 2021	–	–	–
December 2021	13%	12%	12%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Retail	Class K	Class K6
Fidelity Freedom Income Fund
April 2021	0%	0%	0%
May 2021	7%	6%	5%
June 2021	11%	11%	9%
July 2021	11%	11%	9%
August 2021	12%	10%	9%
September 2021	11%	11%	9%
October 2021	11%	11%	11%
November 2021	11%	11%	9%
December 2021	11%	11%	11%
February 2022	0%	0%	0%
March 2022	0%	0%	0%
Fidelity Freedom 2005 Fund
May 2021	3%	3%	2%
December 2021	12%	12%	12%
Fidelity Freedom 2010 Fund
May 2021	5%	5%	4%
December 2021	15%	15%	14%
Fidelity Freedom 2015 Fund
May 2021	8%	8%	6%
December 2021	18%	17%	17%
Fidelity Freedom 2020 Fund
May 2021	14%	12%	9%
December 2021	20%	20%	19%
Fidelity Freedom 2025 Fund
May 2021	24%	18%	13%
December 2021	21%	21%	20%
Fidelity Freedom 2030 Fund
May 2021	94%	47%	21%
December 2021	23%	22%	22%
Fidelity Freedom 2035 Fund
May 2021	–	–	–
December 2021	26%	26%	25%
Fidelity Freedom 2040 Fund
May 2021	–	–	–
December 2021	29%	28%	27%
Fidelity Freedom 2045 Fund
May 2021	–	–	–
December 2021	29%	28%	27%
Fidelity Freedom 2050 Fund
May 2021	–	–	–
December 2021	29%	29%	27%
Fidelity Freedom 2055 Fund
May 2021	–	–	–
December 2021	29%	29%	28%
Fidelity Freedom 2060 Fund
May 2021	–	–	–
December 2021	30%	30%	29%
Fidelity Freedom 2065 Fund
May 2021	–	–	–
December 2021	31%	31%	30%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

	Retail	Class K	Class K6
Fidelity Freedom Income Fund
April 2021	0%	0%	0%
May 2021	1%	1%	1%
June 2021	1%	1%	1%
July 2021	1%	1%	1%
August 2021	1%	1%	1%
September 2021	1%	1%	1%
October 2021	1%	1%	1%
November 2021	1%	1%	1%
December 2021	1%	1%	1%
February 2022	3%	2%	2%
March 2022	2%	2%	2%
Fidelity Freedom 2005 Fund
May 2021	1%	1%	1%
December 2021	1%	1%	1%
Fidelity Freedom 2010 Fund
May 2021	1%	1%	1%
December 2021	1%	1%	1%
Fidelity Freedom 2015 Fund
May 2021	1%	1%	1%
December 2021	1%	1%	1%
Fidelity Freedom 2020 Fund
May 2021	1%	1%	1%
December 2021	1%	1%	1%
Fidelity Freedom 2025 Fund
May 2021	1%	1%	1%
December 2021	1%	1%	1%
Fidelity Freedom 2030 Fund
May 2021	1%	1%	1%
December 2021	1%	1%	1%
Fidelity Freedom 2035 Fund
May 2021	–	–	–
December 2021	1%	1%	1%
Fidelity Freedom 2040 Fund
May 2021	–	–	–
December 2021	1%	1%	1%
Fidelity Freedom 2045 Fund
May 2021	–	–	–
December 2021	1%	1%	1%
Fidelity Freedom 2050 Fund
May 2021	–	–	–
December 2021	1%	1%	1%
Fidelity Freedom 2055 Fund
May 2021	–	–	–
December 2021	1%	1%	1%
Fidelity Freedom 2060 Fund
May 2021	–	–	–
December 2021	1%	1%	1%
Fidelity Freedom 2065 Fund
May 2021	–	–	–
December 2021	1%	1%	1%

The funds will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

FF-ANN-0522
1.702316.124

Fidelity Freedom® Blend Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065

Annual Report

March 31, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Fidelity Freedom® Blend Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity Freedom® Blend Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	(6.98)%	2.12%
Class M (incl. 3.50% sales charge)	(4.96)%	2.55%
Class C (incl. contingent deferred sales charge)	(2.98)%	3.05%
Fidelity Freedom® Blend Income Fund	(1.01)%	4.10%
Class K	(0.99)%	4.20%
Class K6	(0.81)%	4.31%
Class I	(1.06)%	4.10%
Premier Class	(0.85)%	4.30%
Class Z	(0.97)%	4.20%
Class Z6	(0.85)%	4.31%

 A From August 31, 2018

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

 The initial offering of Premier Class took place on April 6, 2021. Returns prior to April 6, 2021 are those of Class K6.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend Income Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$11,550	Fidelity Freedom® Blend Income Fund
$10,931	Bloomberg U.S. Aggregate Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Fidelity Freedom® Blend 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	(6.76)%	2.58%
Class M (incl. 3.50% sales charge)	(4.77)%	3.00%
Class C (incl. contingent deferred sales charge)	(2.80)%	3.51%
Fidelity Freedom® Blend 2005 Fund	(0.85)%	4.55%
Class K	(0.75)%	4.66%
Class K6	(0.62)%	4.77%
Class I	(0.83)%	4.57%
Premier Class	(0.63)%	4.77%
Class Z	(0.73)%	4.67%
Class Z6	(0.65)%	4.76%

 A From August 31, 2018

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

 The initial offering of Premier Class took place on April 6, 2021. Returns prior to April 6, 2021 are those of Class K6.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2005 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$11,729	Fidelity Freedom® Blend 2005 Fund
$10,931	Bloomberg U.S. Aggregate Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Fidelity Freedom® Blend 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	(6.42)%	3.40%
Class M (incl. 3.50% sales charge)	(4.40)%	3.83%
Class C (incl. contingent deferred sales charge)	(2.33)%	4.35%
Fidelity Freedom® Blend 2010 Fund	(0.42)%	5.40%
Class K	(0.28)%	5.51%
Class K6	(0.27)%	5.60%
Class I	(0.45)%	5.39%
Premier Class	(0.26)%	5.60%
Class Z	(0.38)%	5.49%
Class Z6	(0.22)%	5.60%

 A From August 31, 2018

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

 The initial offering of Premier Class took place on April 6, 2021. Returns prior to April 6, 2021 are those of Class K6.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2010 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$12,073	Fidelity Freedom® Blend 2010 Fund
$10,931	Bloomberg U.S. Aggregate Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Fidelity Freedom® Blend 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	(5.96)%	4.22%
Class M (incl. 3.50% sales charge)	(3.89)%	4.67%
Class C (incl. contingent deferred sales charge)	(1.87)%	5.19%
Fidelity Freedom® Blend 2015 Fund	0.03%	6.23%
Class K	0.16%	6.35%
Class K6	0.28%	6.45%
Class I	(0.03)%	6.23%
Premier Class	0.33%	6.47%
Class Z	0.13%	6.35%
Class Z6	0.27%	6.45%

 A From August 31, 2018

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

 The initial offering of Premier Class took place on April 6, 2021. Returns prior to April 6, 2021 are those of Class K6.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2015 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$12,417	Fidelity Freedom® Blend 2015 Fund
$10,931	Bloomberg U.S. Aggregate Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Fidelity Freedom® Blend 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	(5.57)%	5.01%
Class M (incl. 3.50% sales charge)	(3.57)%	5.46%
Class C (incl. contingent deferred sales charge)	(1.49)%	5.96%
Fidelity Freedom® Blend 2020 Fund	0.45%	7.03%
Class K	0.57%	7.16%
Class K6	0.68%	7.26%
Class I	0.51%	7.05%
Premier Class	0.75%	7.28%
Class Z	0.55%	7.14%
Class Z6	0.63%	7.24%

 A From August 31, 2018

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

 The initial offering of Premier Class took place on April 6, 2021. Returns prior to April 6, 2021 are those of Class K6.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2020 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index and S&P 500 Index performed over the same period.

Period Ending Values
$12,757	Fidelity Freedom® Blend 2020 Fund
$10,931	Bloomberg U.S. Aggregate Bond Index
$16,625	S&P 500 Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Effective October 1, 2021, the fund’s benchmark changed from the S&P 500 Index to the Bloomberg U.S. Aggregate Bond Index.

Fidelity Freedom® Blend 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	(5.20)%	5.64%
Class M (incl. 3.50% sales charge)	(3.19)%	6.06%
Class C (incl. contingent deferred sales charge)	(1.10)%	6.60%
Fidelity Freedom® Blend 2025 Fund	0.79%	7.67%
Class K	0.90%	7.77%
Class K6	1.05%	7.88%
Class I	0.80%	7.66%
Premier Class	1.09%	7.89%
Class Z	1.01%	7.79%
Class Z6	1.03%	7.88%

 A From August 31, 2018

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

 The initial offering of Premier Class took place on April 6, 2021. Returns prior to April 6, 2021 are those of Class K6.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2025 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$13,030	Fidelity Freedom® Blend 2025 Fund
$16,625	S&P 500® Index

Fidelity Freedom® Blend 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	(4.76)%	6.29%
Class M (incl. 3.50% sales charge)	(2.74)%	6.72%
Class C (incl. contingent deferred sales charge)	(0.59)%	7.26%
Fidelity Freedom® Blend 2030 Fund	1.37%	8.35%
Class K	1.43%	8.46%
Class K6	1.56%	8.56%
Class I	1.35%	8.35%
Premier Class	1.63%	8.58%
Class Z	1.44%	8.45%
Class Z6	1.48%	8.55%

 A From August 31, 2018

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

 The initial offering of Premier Class took place on April 6, 2021. Returns prior to April 6, 2021 are those of Class K6.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2030 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$13,329	Fidelity Freedom® Blend 2030 Fund
$16,625	S&P 500® Index

Fidelity Freedom® Blend 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	(3.68)%	7.51%
Class M (incl. 3.50% sales charge)	(1.57)%	7.96%
Class C (incl. contingent deferred sales charge)	0.41%	8.47%
Fidelity Freedom® Blend 2035 Fund	2.48%	9.57%
Class K	2.55%	9.68%
Class K6	2.62%	9.79%
Class I	2.47%	9.57%
Premier Class	2.64%	9.80%
Class Z	2.58%	9.68%
Class Z6	2.69%	9.79%

 A From August 31, 2018

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

 The initial offering of Premier Class took place on April 6, 2021. Returns prior to April 6, 2021 are those of Class K6.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2035 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$13,877	Fidelity Freedom® Blend 2035 Fund
$16,625	S&P 500® Index

Fidelity Freedom® Blend 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	(2.95)%	8.31%
Class M (incl. 3.50% sales charge)	(0.87)%	8.74%
Class C (incl. contingent deferred sales charge)	1.24%	9.29%
Fidelity Freedom® Blend 2040 Fund	3.27%	10.40%
Class K	3.39%	10.51%
Class K6	3.46%	10.62%
Class I	3.23%	10.39%
Premier Class	3.49%	10.63%
Class Z	3.38%	10.51%
Class Z6	3.46%	10.62%

 A From August 31, 2018

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

 The initial offering of Premier Class took place on April 6, 2021. Returns prior to April 6, 2021 are those of Class K6.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2040 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$14,255	Fidelity Freedom® Blend 2040 Fund
$16,625	S&P 500® Index

Fidelity Freedom® Blend 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	(2.90)%	8.29%
Class M (incl. 3.50% sales charge)	(0.82)%	8.73%
Class C (incl. contingent deferred sales charge)	1.27%	9.27%
Fidelity Freedom® Blend 2045 Fund	3.27%	10.38%
Class K	3.35%	10.49%
Class K6	3.51%	10.61%
Class I	3.28%	10.38%
Premier Class	3.54%	10.62%
Class Z	3.37%	10.49%
Class Z6	3.50%	10.61%

 A From August 31, 2018

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

 The initial offering of Premier Class took place on April 6, 2021. Returns prior to April 6, 2021 are those of Class K6.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2045 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$14,246	Fidelity Freedom® Blend 2045 Fund
$16,625	S&P 500® Index

Fidelity Freedom® Blend 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	(2.95)%	8.29%
Class M (incl. 3.50% sales charge)	(0.83)%	8.72%
Class C (incl. contingent deferred sales charge)	1.40%	9.29%
Fidelity Freedom® Blend 2050 Fund	3.30%	10.38%
Class K	3.43%	10.50%
Class K6	3.52%	10.59%
Class I	3.27%	10.37%
Premier Class	3.61%	10.62%
Class Z	3.40%	10.50%
Class Z6	3.48%	10.59%

 A From August 31, 2018

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

 The initial offering of Premier Class took place on April 6, 2021. Returns prior to April 6, 2021 are those of Class K6.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2050 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$14,247	Fidelity Freedom® Blend 2050 Fund
$16,625	S&P 500® Index

Fidelity Freedom® Blend 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	(2.83)%	8.32%
Class M (incl. 3.50% sales charge)	(0.87)%	8.74%
Class C (incl. contingent deferred sales charge)	1.36%	9.30%
Fidelity Freedom® Blend 2055 Fund	3.36%	10.40%
Class K	3.43%	10.52%
Class K6	3.60%	10.63%
Class I	3.32%	10.40%
Premier Class	3.55%	10.62%
Class Z	3.41%	10.51%
Class Z6	3.52%	10.61%

 A From August 31, 2018

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

 The initial offering of Premier Class took place on April 6, 2021. Returns prior to April 6, 2021 are those of Class K6.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2055 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$14,257	Fidelity Freedom® Blend 2055 Fund
$16,625	S&P 500® Index

Fidelity Freedom® Blend 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	(2.85)%	8.29%
Class M (incl. 3.50% sales charge)	(0.80)%	8.74%
Class C (incl. contingent deferred sales charge)	1.35%	9.27%
Fidelity Freedom® Blend 2060 Fund	3.31%	10.38%
Class K	3.38%	10.49%
Class K6	3.49%	10.60%
Class I	3.33%	10.37%
Premier Class	3.56%	10.62%
Class Z	3.38%	10.49%
Class Z6	3.53%	10.59%

 A From August 31, 2018

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

 The initial offering of Premier Class took place on April 6, 2021. Returns prior to April 6, 2021 are those of Class K6.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2060 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$14,244	Fidelity Freedom® Blend 2060 Fund
$16,625	S&P 500® Index

Fidelity Freedom® Blend 2065 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	(2.82)%	10.20%
Class M (incl. 3.50% sales charge)	(0.84)%	10.84%
Class C (incl. contingent deferred sales charge)	1.25%	11.73%
Fidelity Freedom® Blend 2065 Fund	3.34%	12.88%
Class K	3.47%	12.99%
Class K6	3.50%	13.08%
Class I	3.37%	12.88%
Premier Class	3.60%	13.12%
Class Z	3.43%	12.99%
Class Z6	3.58%	13.10%

 A From June 28, 2019

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

 The initial offering of Premier Class took place on April 6, 2021. Returns prior to April 6, 2021 are those of Class K6.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2065 Fund, a class of the fund, on June 28, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$13,953	Fidelity Freedom® Blend 2065 Fund
$16,126	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending March 31, 2022, global financial markets were influenced by the reopening of businesses, an improved outlook for global economic growth, and fiscal and monetary stimulus. Strong corporate earnings growth amid ongoing midcycle economic expansion in several countries provided support for risk assets. However, as the calendar turned, investors grappled with soaring inflation, increasing bond yields, supply constraint and disruption, and Russia’s invasion of Ukraine, which led to surging commodity prices.

International equities returned (-1.33%) the past 12 months, according to the MSCI ACWI (All Country World Index) ex USA Index. By region, emerging markets (-11%) lagged most, followed by Japan (-6%). Conversely, Canada (+21%) topped the broader index by a wide margin. The U.K. (+15%), Asia Pacific ex Japan (+3%) and Europe ex U.K. (+1%) also outperformed. By sector, consumer discretionary (-21%) and communication services (-16%) fared worst. In contrast, energy (+24%) notably outperformed due to rising prices for oil and natural gas. Materials and financials each gained about 10%.

U.S. stocks gained 11.67% for the 12 months, as measured by the Dow Jones U.S. Total Stock Market Index. Among sectors, energy (+64%) led the way. Real estate (+20%), utilities (+19%) and information technology (+16%) also showed strength. In contrast, communication services (-3%) notably lagged. Small-cap stocks widely trailed larger-caps, while value outpaced growth, except among large-caps. Commodities rose 49.25%, per the Bloomberg Commodity Index Total Return.

U.S. taxable investment-grade bonds returned -4.15%, according to the Bloomberg U.S. Aggregate Bond Index, amid rising market interest rates and inflation. In December, the U.S. Federal Reserve said it was time to retire the term “transitory” in describing U.S. inflation and raised prospects for three quarter-point rate hikes in 2022. Corporate bonds (-4.16%) trailed U.S. Treasuries (-3.67%). Commercial mortgage-backed securities (-4.46%) and agencies (-3.94%) also lost ground. Outside the index, Treasury Inflation-Protected Securities (+4.29%) and leveraged loans (+3.38%) gained, but other non-core groups declined, such as emerging-markets debt (-6.18%) and U.S. corporate high-yield bonds (-0.30%).

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  For the fiscal year, returns for the Freedom Blend Funds' share classes (excluding sales charges, if applicable) ranged from roughly -1% for income-oriented Funds – earmarked for investors with a shorter retirement-savings horizon – to about 3% for the equity-oriented Funds, suited to investors with a longer retirement-savings horizon. Each Fund underperformed its Composite index the past 12 months. Security selection among the underlying investment portfolios was the primary relative detractor, whereas active asset allocation contributed. Specifically, investments in underlying emerging-markets equity funds detracted most. In this asset class, Fidelity® Series Emerging Markets Opportunities Fund (-19.20%) underperformed the -11.36% result of its benchmark, the MSCI Emerging Markets Index. Underlying investments in U.S. equities also held back the Funds' performance versus Composites. Specifically, Fidelity® Series Blue Chip Growth Fund (+3.25%) detracted, given it trailed the +14.98% gain of its benchmark, the Russell 1000® Growth Index. Conversely, investments in non-U.S. developed-markets equities and investment-grade bonds lifted the Funds' relative performance the past year. In terms of active asset allocation, a non-Composite allocation to commodities added relative value, given the 48.79% return for Fidelity® Series Commodity Strategy Fund. Underweighting investment-grade bonds also contributed, as this asset class lagged many others in which the Funds invest. In contrast, positioning in equities detracted from the Funds' relative results. An outsized allocation to emerging-markets equities hurt, as did an underweighting in strong-performing U.S. equities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Freedom® Blend Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	15.9
Fidelity Series Investment Grade Bond Fund	11.9
Fidelity Series Government Bond Index Fund	11.3
Fidelity Series Investment Grade Securitized Fund	8.3
Fidelity Series Corporate Bond Fund	8.1
Fidelity Series Treasury Bill Index Fund	7.5
Fidelity Series Emerging Markets Opportunities Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.7
Fidelity Series International Developed Markets Bond Index Fund	3.1
Fidelity Series Short-Term Credit Fund	2.5
77.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	7.8%
International Equity Funds	13.4%
Bond Funds	66.2%
Short-Term Funds	12.5%
Short-Term Investments	0.1%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend Income Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.18% to 0.38% 4/28/22 to 6/9/22 (a)
(Cost $49,976)	50,000	49,977
	Shares	Value

Domestic Equity Funds - 7.8%
Fidelity Series Blue Chip Growth Fund (b)	86,189	$1,238,536
Fidelity Series Commodity Strategy Fund (b)	256,950	1,313,014
Fidelity Series Large Cap Growth Index Fund (b)	44,331	780,226
Fidelity Series Large Cap Stock Fund (b)	45,802	870,703
Fidelity Series Large Cap Value Index Fund (b)	108,514	1,666,777
Fidelity Series Small Cap Opportunities Fund (b)	30,760	418,957
Fidelity Series Value Discovery Fund (b)	38,517	616,269
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,849,098)		6,904,482

International Equity Funds - 13.4%
Fidelity Series Canada Fund (b)	49,467	767,722
Fidelity Series Emerging Markets Fund (b)	57,974	537,999
Fidelity Series Emerging Markets Opportunities Fund (b)	263,465	4,847,748
Fidelity Series International Growth Fund (b)	92,803	1,538,669
Fidelity Series International Index Fund (b)	56,997	652,041
Fidelity Series International Small Cap Fund (b)	27,034	485,267
Fidelity Series International Value Fund (b)	140,914	1,554,286
Fidelity Series Overseas Fund (b)	122,604	1,547,268
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $11,954,228)		11,931,000

Bond Funds - 66.2%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	1,411,221	14,154,543
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	9,150	87,838
Fidelity Series Corporate Bond Fund (b)	712,039	7,191,598
Fidelity Series Emerging Markets Debt Fund (b)	54,728	451,509
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	16,647	149,989
Fidelity Series Floating Rate High Income Fund (b)	9,783	89,908
Fidelity Series Government Bond Index Fund (b)	1,008,036	10,060,203
Fidelity Series High Income Fund (b)	58,580	532,491
Fidelity Series Inflation-Protected Bond Index Fund (b)	174,394	1,770,102
Fidelity Series International Developed Markets Bond Index Fund (b)	300,144	2,800,346
Fidelity Series Investment Grade Bond Fund (b)	969,869	10,581,267
Fidelity Series Investment Grade Securitized Fund (b)	762,629	7,412,749
Fidelity Series Long-Term Treasury Bond Index Fund (b)	428,866	3,267,960
Fidelity Series Real Estate Income Fund (b)	28,695	325,971
TOTAL BOND FUNDS
(Cost $61,220,379)		58,876,474

Short-Term Funds - 12.5%
Fidelity Cash Central Fund 0.31% (c)	2,602	2,602
Fidelity Series Government Money Market Fund 0.31% (b)(d)	2,229,807	2,229,807
Fidelity Series Short-Term Credit Fund (b)	229,133	2,234,044
Fidelity Series Treasury Bill Index Fund (b)	669,670	6,690,003
TOTAL SHORT-TERM FUNDS
(Cost $11,217,017)		11,156,456
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $90,290,698)		88,918,389
NET OTHER ASSETS (LIABILITIES) - 0.0%		13,677
NET ASSETS - 100%		$88,932,066

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	2	June 2022	$214,440	$12,190	$12,190
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	4	June 2022	225,100	16,999	16,999
Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	2	June 2022	453,075	(15,561)	(15,561)
TOTAL FUTURES CONTRACTS					$13,628

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $49,977.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$49	$151,126	$148,573	$2	$--	$--	$2,602	0.0%
Total	$49	$151,126	$148,573	$2	$--	$--	$2,602

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$15,431,582	$1,242,590	$52,133	$(1,583)	$(25,105)	$14,154,543
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	2,589,879	2,486,403	6,407	(15,357)	(281)	87,838
Fidelity Series Blue Chip Growth Fund	892,970	1,329,852	751,171	258,309	(20,895)	(212,220)	1,238,536
Fidelity Series Canada Fund	317,176	541,861	194,017	15,443	(393)	103,095	767,722
Fidelity Series Commodity Strategy Fund	1,724,256	2,022,927	2,481,749	729,813	(75,486)	123,066	1,313,014
Fidelity Series Corporate Bond Fund	5,247,396	4,680,414	2,176,559	197,522	(24,164)	(535,489)	7,191,598
Fidelity Series Emerging Markets Debt Fund	339,733	304,841	144,901	20,464	(3,363)	(44,801)	451,509
Fidelity Series Emerging Markets Debt Local Currency Fund	113,537	101,638	46,839	6,172	(1,041)	(17,306)	149,989
Fidelity Series Emerging Markets Fund	444,602	450,296	230,410	17,782	(7,342)	(119,147)	537,999
Fidelity Series Emerging Markets Opportunities Fund	3,997,024	4,547,098	2,059,842	577,254	(105,775)	(1,530,757)	4,847,748
Fidelity Series Floating Rate High Income Fund	68,439	58,427	36,804	3,826	(24)	(130)	89,908
Fidelity Series Government Bond Index Fund	6,469,567	6,415,200	2,301,015	97,810	(30,351)	(493,198)	10,060,203
Fidelity Series Government Money Market Fund 0.31%	4,686,510	2,586,457	5,043,160	3,217	--	--	2,229,807
Fidelity Series High Income Fund	394,272	346,136	188,197	28,326	(2,262)	(17,458)	532,491
Fidelity Series Inflation-Protected Bond Index Fund	7,443,571	5,339,657	10,935,925	462,982	331,712	(408,913)	1,770,102
Fidelity Series International Developed Markets Bond Index Fund	--	3,173,026	246,932	943	(5,085)	(120,663)	2,800,346
Fidelity Series International Growth Fund	780,015	1,411,077	453,585	125,851	(12,744)	(186,094)	1,538,669
Fidelity Series International Index Fund	325,642	538,739	178,427	16,598	(2,895)	(31,018)	652,041
Fidelity Series International Small Cap Fund	281,307	434,811	133,785	65,839	(5,942)	(91,124)	485,267
Fidelity Series International Value Fund	779,121	1,318,515	532,560	78,949	(4,215)	(6,575)	1,554,286
Fidelity Series Investment Grade Bond Fund	7,180,846	6,628,229	2,601,360	220,174	(23,415)	(603,033)	10,581,267
Fidelity Series Investment Grade Securitized Fund	5,031,089	4,579,322	1,762,238	60,648	(15,276)	(420,148)	7,412,749
Fidelity Series Large Cap Growth Index Fund	563,503	620,082	476,292	24,839	10,141	62,792	780,226
Fidelity Series Large Cap Stock Fund	615,159	686,247	441,983	77,377	(3,772)	15,052	870,703
Fidelity Series Large Cap Value Index Fund	1,174,946	1,345,686	901,565	114,693	(3,637)	51,347	1,666,777
Fidelity Series Long-Term Treasury Bond Index Fund	1,699,334	2,609,246	915,224	58,188	(54,759)	(70,637)	3,267,960
Fidelity Series Overseas Fund	781,330	1,323,227	482,670	46,726	(3,711)	(70,908)	1,547,268
Fidelity Series Real Estate Income Fund	236,145	201,927	117,097	12,991	(446)	5,442	325,971
Fidelity Series Short-Term Credit Fund	2,311,484	2,301,781	2,257,022	54,310	(33,263)	(88,936)	2,234,044
Fidelity Series Small Cap Opportunities Fund	297,236	423,514	204,475	103,966	(10,542)	(86,776)	418,957
Fidelity Series Treasury Bill Index Fund	7,446,826	7,315,236	8,063,839	8,311	(4,557)	(3,663)	6,690,003
Fidelity Series Value Discovery Fund	434,135	507,032	316,663	73,259	(2,826)	(5,409)	616,269
Total	$62,077,171	$82,163,962	$50,405,299	$3,621,122	$(133,268)	$(4,828,995)	$88,865,810

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$49,977	$--	$49,977	$--
Domestic Equity Funds	6,904,482	6,904,482	--	--
International Equity Funds	11,931,000	11,931,000	--	--
Bond Funds	58,876,474	58,876,474	--	--
Short-Term Funds	11,156,456	11,156,456	--	--
Total Investments in Securities:	$88,918,389	$88,868,412	$49,977	$--
Derivative Instruments:
Assets
Futures Contracts	$29,189	$29,189	$--	$--
Total Assets	$29,189	$29,189	$--	$--
Liabilities
Futures Contracts	$(15,561)	$(15,561)	$--	$--
Total Liabilities	$(15,561)	$(15,561)	$--	$--
Total Derivative Instruments:	$13,628	$13,628	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$29,189	$(15,561)
Total Equity Risk	29,189	(15,561)
Total Value of Derivatives	$29,189	$(15,561)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend Income Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $49,976)	$49,977
Fidelity Central Funds (cost $2,602)	2,602
Other affiliated issuers (cost $90,238,120)	88,865,810
Total Investment in Securities (cost $90,290,698)		$88,918,389
Cash		18,284
Receivable for investments sold		2,723,592
Receivable for fund shares sold		27,076
Distributions receivable from Fidelity Central Funds		1
Total assets		91,687,342
Liabilities
Payable for investments purchased	$2,643,685
Payable for fund shares redeemed	87,083
Accrued management fee	20,999
Distribution and service plan fees payable	1,050
Payable for daily variation margin on futures contracts	2,459
Total liabilities		2,755,276
Net Assets		$88,932,066
Net Assets consist of:
Paid in capital		$89,936,226
Total accumulated earnings (loss)		(1,004,160)
Net Assets		$88,932,066
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($2,623,495 ÷ 252,417 shares)(a)		$10.39
Maximum offering price per share (100/94.25 of $10.39)		$11.02
Class M:
Net Asset Value and redemption price per share ($138,959 ÷ 13,387 shares)(a)		$10.38
Maximum offering price per share (100/96.50 of $10.38)		$10.76
Class C:
Net Asset Value and offering price per share ($518,055 ÷ 50,426 shares)(a)		$10.27
Fidelity Freedom Blend Income Fund:
Net Asset Value, offering price and redemption price per share ($5,423,829 ÷ 521,199 shares)		$10.41
Class K:
Net Asset Value, offering price and redemption price per share ($1,069,039 ÷ 102,687 shares)		$10.41
Class K6:
Net Asset Value, offering price and redemption price per share ($35,898,574 ÷ 3,446,461 shares)		$10.42
Class I:
Net Asset Value, offering price and redemption price per share ($2,511,933 ÷ 241,358 shares)		$10.41
Class Z:
Net Asset Value, offering price and redemption price per share ($1,179,778 ÷ 113,333 shares)		$10.41
Class Z6:
Net Asset Value, offering price and redemption price per share ($16,067,762 ÷ 1,542,491 shares)		$10.42
Premier Class:
Net Asset Value, offering price and redemption price per share ($23,500,642 ÷ 2,257,917 shares)		$10.41

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$2,283,689
Interest		14
Income from Fidelity Central Funds		2
Total income		2,283,705
Expenses
Management fee	$236,859
Distribution and service plan fees	12,911
Independent trustees' fees and expenses	241
Total expenses		250,011
Net investment income (loss)		2,033,694
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(133,268)
Futures contracts	(8,292)
Capital gain distributions from underlying funds:
Affiliated issuers	1,337,433
Total net realized gain (loss)		1,195,873
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1
Affiliated issuers	(4,828,995)
Futures contracts	13,628
Total change in net unrealized appreciation (depreciation)		(4,815,366)
Net gain (loss)		(3,619,493)
Net increase (decrease) in net assets resulting from operations		$(1,585,799)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,033,694	$599,024
Net realized gain (loss)	1,195,873	1,323,853
Change in net unrealized appreciation (depreciation)	(4,815,366)	4,176,622
Net increase (decrease) in net assets resulting from operations	(1,585,799)	6,099,499
Distributions to shareholders	(3,306,345)	(1,527,679)
Share transactions - net increase (decrease)	31,763,019	13,875,323
Total increase (decrease) in net assets	26,870,875	18,447,143
Net Assets
Beginning of period	62,061,191	43,614,048
End of period	$88,932,066	$62,061,191

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend Income Fund Class A

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.92	$9.98	$10.03	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.20	.07	.16	.11
Net realized and unrealized gain (loss)	(.33)	1.12	.01D	.08
Total from investment operations	(.13)	1.19	.17	.19
Distributions from net investment income	(.21)	(.08)	(.15)	(.11)
Distributions from net realized gain	(.19)	(.17)	(.07)	(.05)
Total distributions	(.40)	(.25)	(.22)	(.16)
Net asset value, end of period	$10.39	$10.92	$9.98	$10.03
Total ReturnE,F	(1.30)%	11.94%	1.60%	1.91%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.71%	.71%	.71%	.71%I
Expenses net of fee waivers, if any	.71%	.71%	.71%	.71%I
Expenses net of all reductions	.71%	.71%	.71%	.71%I
Net investment income (loss)	1.79%	.67%	1.55%	1.95%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,623	$1,423	$699	$107
Portfolio turnover rateJ	62%	49%	44%	48%I

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class M

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.92	$9.98	$10.03	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.17	.05	.13	.10
Net realized and unrealized gain (loss)	(.32)	1.11	.01D	.07
Total from investment operations	(.15)	1.16	.14	.17
Distributions from net investment income	(.20)	(.05)	(.12)	(.09)
Distributions from net realized gain	(.19)	(.17)	(.07)	(.05)
Total distributions	(.39)	(.22)	(.19)	(.14)
Net asset value, end of period	$10.38	$10.92	$9.98	$10.03
Total ReturnE,F,G	(1.51)%	11.65%	1.35%	1.76%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.96%	.96%	.96%	.96%J
Expenses net of fee waivers, if any	.96%	.96%	.96%	.96%J
Expenses net of all reductions	.96%	.96%	.96%	.96%J
Net investment income (loss)	1.54%	.42%	1.30%	1.70%J
Supplemental Data
Net assets, end of period (000 omitted)	$139	$195	$156	$102
Portfolio turnover rateK	62%	49%	44%	48%J

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class C

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.85	$9.95	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.11	(.01)	.08	.07
Net realized and unrealized gain (loss)	(.31)	1.11	.01D	.07
Total from investment operations	(.20)	1.10	.09	.14
Distributions from net investment income	(.18)	(.03)	(.08)	(.08)
Distributions from net realized gain	(.19)	(.17)	(.07)	(.05)
Total distributions	(.38)E	(.20)	(.15)	(.13)
Net asset value, end of period	$10.27	$10.85	$9.95	$10.01
Total ReturnF,G	(2.04)%	11.10%	.85%	1.45%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	1.46%	1.46%	1.46%	1.47%J,K
Expenses net of fee waivers, if any	1.46%	1.46%	1.46%	1.47%J,K
Expenses net of all reductions	1.46%	1.46%	1.46%	1.47%J,K
Net investment income (loss)	1.04%	(.09)%	.81%	1.19%J
Supplemental Data
Net assets, end of period (000 omitted)	$518	$711	$228	$123
Portfolio turnover rateL	62%	49%	44%	48%J

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.93	$9.98	$10.03	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.22	.10	.18	.13
Net realized and unrealized gain (loss)	(.31)	1.12	.01D	.07
Total from investment operations	(.09)	1.22	.19	.20
Distributions from net investment income	(.23)	(.10)	(.17)	(.12)
Distributions from net realized gain	(.19)	(.17)	(.07)	(.05)
Total distributions	(.43)E	(.27)	(.24)	(.17)
Net asset value, end of period	$10.41	$10.93	$9.98	$10.03
Total ReturnF	(1.01)%	12.29%	1.83%	2.04%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.46%	.46%	.46%	.46%I
Expenses net of fee waivers, if any	.46%	.46%	.46%	.46%I
Expenses net of all reductions	.46%	.46%	.46%	.46%I
Net investment income (loss)	2.04%	.92%	1.80%	2.20%I
Supplemental Data
Net assets, end of period (000 omitted)	$5,424	$5,977	$2,729	$378
Portfolio turnover rateJ	62%	49%	44%	48%I

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class K

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.94	$9.99	$10.04	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.23	.11	.20	.13
Net realized and unrealized gain (loss)	(.32)	1.12	–D	.08
Total from investment operations	(.09)	1.23	.20	.21
Distributions from net investment income	(.25)	(.11)	(.18)	(.12)
Distributions from net realized gain	(.19)	(.17)	(.07)	(.05)
Total distributions	(.44)	(.28)	(.25)	(.17)
Net asset value, end of period	$10.41	$10.94	$9.99	$10.04
Total ReturnE	(.99)%	12.37%	1.90%	2.20%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.36%	.36%	.36%	.36%H
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36%H
Expenses net of all reductions	.36%	.36%	.36%	.36%H
Net investment income (loss)	2.14%	1.02%	1.90%	2.30%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,069	$564	$404	$102
Portfolio turnover rateI	62%	49%	44%	48%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class K6

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.94	$9.99	$10.04	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.25	.12	.21	.14
Net realized and unrealized gain (loss)	(.32)	1.12	–D	.08
Total from investment operations	(.07)	1.24	.21	.22
Distributions from net investment income	(.26)	(.12)	(.19)	(.13)
Distributions from net realized gain	(.19)	(.17)	(.07)	(.05)
Total distributions	(.45)	(.29)	(.26)	(.18)
Net asset value, end of period	$10.42	$10.94	$9.99	$10.04
Total ReturnE	(.81)%	12.50%	1.97%	2.24%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.26%	.26%	.26%	.26%H
Expenses net of fee waivers, if any	.26%	.26%	.26%	.26%H
Expenses net of all reductions	.26%	.26%	.26%	.26%H
Net investment income (loss)	2.24%	1.12%	2.00%	2.39%H
Supplemental Data
Net assets, end of period (000 omitted)	$35,899	$51,220	$38,898	$1,658
Portfolio turnover rateI	62%	49%	44%	48%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class I

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.94	$9.99	$10.04	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.22	.10	.19	.13
Net realized and unrealized gain (loss)	(.32)	1.13	(.01)	.08
Total from investment operations	(.10)	1.23	.18	.21
Distributions from net investment income	(.24)	(.11)	(.17)	(.12)
Distributions from net realized gain	(.19)	(.17)	(.07)	(.05)
Total distributions	(.43)	(.28)	(.23)D	(.17)
Net asset value, end of period	$10.41	$10.94	$9.99	$10.04
Total ReturnE	(1.06)%	12.32%	1.76%	2.14%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.46%	.46%	.46%	.46%H
Expenses net of fee waivers, if any	.46%	.46%	.46%	.46%H
Expenses net of all reductions	.46%	.46%	.46%	.46%H
Net investment income (loss)	2.04%	.92%	1.80%	2.20%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,512	$749	$242	$102
Portfolio turnover rateI	62%	49%	44%	48%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Premier Class

Years ended March 31,	2022 A
Selected Per–Share Data
Net asset value, beginning of period	$11.01
Income from Investment Operations
Net investment income (loss)B,C	.37
Net realized and unrealized gain (loss)	(.52)
Total from investment operations	(.15)
Distributions from net investment income	(.26)
Distributions from net realized gain	(.19)
Total distributions	(.45)
Net asset value, end of period	$10.41
Total ReturnD	(1.52)%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.24%G
Expenses net of fee waivers, if any	.24%G
Expenses net of all reductions	.24%G
Net investment income (loss)	3.43%G
Supplemental Data
Net assets, end of period (000 omitted)	$23,501
Portfolio turnover rateH	62%

 A For the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class Z

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.94	$9.99	$10.04	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.23	.11	.20	.13
Net realized and unrealized gain (loss)	(.32)	1.12	(.01)	.08
Total from investment operations	(.09)	1.23	.19	.21
Distributions from net investment income	(.25)	(.11)	(.18)	(.12)
Distributions from net realized gain	(.19)	(.17)	(.07)	(.05)
Total distributions	(.44)	(.28)	(.24)D	(.17)
Net asset value, end of period	$10.41	$10.94	$9.99	$10.04
Total ReturnE	(.97)%	12.41%	1.86%	2.20%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.36%	.36%	.36%	.36%H
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36%H
Expenses net of all reductions	.36%	.36%	.36%	.36%H
Net investment income (loss)	2.14%	1.02%	1.90%	2.30%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,180	$1,026	$104	$102
Portfolio turnover rateI	62%	49%	44%	48%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class Z6

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.95	$10.00	$10.04	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.24	.12	.21	.14
Net realized and unrealized gain (loss)	(.32)	1.12	–D	.08
Total from investment operations	(.08)	1.24	.21	.22
Distributions from net investment income	(.26)	(.12)	(.18)	(.13)
Distributions from net realized gain	(.19)	(.17)	(.07)	(.05)
Total distributions	(.45)	(.29)	(.25)	(.18)
Net asset value, end of period	$10.42	$10.95	$10.00	$10.04
Total ReturnE	(.85)%	12.47%	2.04%	2.23%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.26%	.26%	.26%	.26%H
Expenses net of fee waivers, if any	.26%	.26%	.26%	.26%H
Expenses net of all reductions	.26%	.26%	.26%	.26%H
Net investment income (loss)	2.24%	1.12%	2.00%	2.40%H
Supplemental Data
Net assets, end of period (000 omitted)	$16,068	$196	$154	$102
Portfolio turnover rateI	62%	49%	44%	48%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	14.6
Fidelity Series Investment Grade Bond Fund	11.6
Fidelity Series Government Bond Index Fund	11.0
Fidelity Series Investment Grade Securitized Fund	8.1
Fidelity Series Corporate Bond Fund	7.9
Fidelity Series Treasury Bill Index Fund	7.1
Fidelity Series Emerging Markets Opportunities Fund	5.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.7
Fidelity Series International Developed Markets Bond Index Fund	3.2
Fidelity Series Short-Term Credit Fund	2.4
75.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	8.8%
International Equity Funds	14.9%
Bond Funds	64.5%
Short-Term Funds	11.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2005 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

Domestic Equity Funds - 8.8%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	28,329	$407,093
Fidelity Series Commodity Strategy Fund (a)	72,791	371,961
Fidelity Series Large Cap Growth Index Fund (a)	14,577	256,557
Fidelity Series Large Cap Stock Fund (a)	15,056	286,208
Fidelity Series Large Cap Value Index Fund (a)	35,702	548,387
Fidelity Series Small Cap Opportunities Fund (a)	10,117	137,799
Fidelity Series Value Discovery Fund (a)	12,662	202,595
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,741,829)		2,210,600

International Equity Funds - 14.9%
Fidelity Series Canada Fund (a)	15,907	246,872
Fidelity Series Emerging Markets Fund (a)	17,856	165,705
Fidelity Series Emerging Markets Opportunities Fund (a)	81,124	1,492,686
Fidelity Series International Growth Fund (a)	29,726	492,862
Fidelity Series International Index Fund (a)	18,338	209,786
Fidelity Series International Small Cap Fund (a)	8,550	153,475
Fidelity Series International Value Fund (a)	45,136	497,852
Fidelity Series Overseas Fund (a)	39,269	495,581
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,568,646)		3,754,819

Bond Funds - 64.5%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	366,154	3,672,524
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	18,856	181,022
Fidelity Series Corporate Bond Fund (a)	196,363	1,983,265
Fidelity Series Emerging Markets Debt Fund (a)	15,749	129,929
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	4,702	42,364
Fidelity Series Floating Rate High Income Fund (a)	2,769	25,451
Fidelity Series Government Bond Index Fund (a)	277,968	2,774,121
Fidelity Series High Income Fund (a)	16,645	151,304
Fidelity Series Inflation-Protected Bond Index Fund (a)	47,142	478,486
Fidelity Series International Developed Markets Bond Index Fund (a)	85,278	795,641
Fidelity Series Investment Grade Bond Fund (a)	267,443	2,917,804
Fidelity Series Investment Grade Securitized Fund (a)	210,315	2,044,258
Fidelity Series Long-Term Treasury Bond Index Fund (a)	123,790	943,277
Fidelity Series Real Estate Income Fund (a)	8,193	93,070
TOTAL BOND FUNDS
(Cost $16,836,565)		16,232,516

Short-Term Funds - 11.8%
Fidelity Series Government Money Market Fund 0.31% (a)(b)	591,814	591,814
Fidelity Series Short-Term Credit Fund (a)	60,814	592,940
Fidelity Series Treasury Bill Index Fund (a)	177,736	1,775,587
TOTAL SHORT-TERM FUNDS
(Cost $2,975,389)		2,960,341
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $25,122,429)		25,158,276
NET OTHER ASSETS (LIABILITIES) - 0.0%		(437)
NET ASSETS - 100%		$25,157,839

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$49	$100,242	$100,291	$--	$--	$--	$--	0.0%
Total	$49	$100,242	$100,291	$--	$--	$--	$--

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$4,239,639	$559,005	$14,395	$(1,840)	$(4,133)	$3,672,524
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	833,796	642,076	2,755	(8,943)	(1,755)	181,022
Fidelity Series Blue Chip Growth Fund	476,733	419,205	405,384	107,556	(1,527)	(81,934)	407,093
Fidelity Series Canada Fund	147,790	145,441	84,933	5,334	1,594	36,980	246,872
Fidelity Series Commodity Strategy Fund	655,440	475,142	779,532	230,014	(12,871)	33,782	371,961
Fidelity Series Corporate Bond Fund	1,917,388	973,666	755,617	60,237	(14,849)	(137,323)	1,983,265
Fidelity Series Emerging Markets Debt Fund	129,119	65,820	51,306	6,471	(1,330)	(12,374)	129,929
Fidelity Series Emerging Markets Debt Local Currency Fund	43,159	21,776	17,267	1,896	(610)	(4,694)	42,364
Fidelity Series Emerging Markets Fund	181,564	112,919	89,600	5,815	(1,227)	(37,951)	165,705
Fidelity Series Emerging Markets Opportunities Fund	1,632,306	1,254,047	884,731	187,921	(9,724)	(499,212)	1,492,686
Fidelity Series Floating Rate High Income Fund	26,011	12,228	12,780	1,207	(11)	3	25,451
Fidelity Series Government Bond Index Fund	2,364,080	1,384,432	833,199	29,783	(18,469)	(122,723)	2,774,121
Fidelity Series Government Money Market Fund 0.31%	1,625,448	430,106	1,463,740	941	--	--	591,814
Fidelity Series High Income Fund	149,847	73,757	66,801	8,933	(922)	(4,577)	151,304
Fidelity Series Inflation-Protected Bond Index Fund	2,650,228	989,394	3,153,212	133,248	137,127	(145,051)	478,486
Fidelity Series International Developed Markets Bond Index Fund	--	957,039	124,860	294	(2,180)	(34,358)	795,641
Fidelity Series International Growth Fund	363,454	398,032	212,053	43,407	(6,526)	(50,045)	492,862
Fidelity Series International Index Fund	151,737	148,338	81,880	5,738	(558)	(7,851)	209,786
Fidelity Series International Small Cap Fund	131,074	113,873	62,674	22,667	(1,993)	(26,805)	153,475
Fidelity Series International Value Fund	363,042	362,991	230,169	27,230	(20)	2,008	497,852
Fidelity Series Investment Grade Bond Fund	2,623,900	1,396,176	931,460	67,034	(18,669)	(152,143)	2,917,804
Fidelity Series Investment Grade Securitized Fund	1,838,406	963,192	635,576	17,980	(9,620)	(112,144)	2,044,258
Fidelity Series Large Cap Growth Index Fund	300,850	187,880	271,107	9,991	31,514	7,420	256,557
Fidelity Series Large Cap Stock Fund	328,463	185,057	237,428	31,999	11,050	(934)	286,208
Fidelity Series Large Cap Value Index Fund	627,382	388,858	496,476	45,050	19,208	9,415	548,387
Fidelity Series Long-Term Treasury Bond Index Fund	645,904	662,744	336,174	18,542	(23,560)	(5,637)	943,277
Fidelity Series Overseas Fund	364,074	366,005	221,130	16,078	1,496	(14,864)	495,581
Fidelity Series Real Estate Income Fund	89,763	42,222	41,285	4,006	26	2,344	93,070
Fidelity Series Short-Term Credit Fund	801,629	494,672	669,263	15,931	(,8522)	(25,576)	592,940
Fidelity Series Small Cap Opportunities Fund	158,699	131,894	113,964	43,573	(1,784)	(37,046)	137,799
Fidelity Series Treasury Bill Index Fund	2,578,151	1,553,197	2,353,574	2,355	(949)	(1,238)	1,775,587
Fidelity Series Value Discovery Fund	231,808	134,170	165,097	28,304	6,799	(5,085)	202,595
Total	$23,597,449	$19,917,708	$16,983,353	$1,196,685	$62,110	$(1,433,501)	$25,158,276

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$2,210,600	$2,210,600	$--	$--
International Equity Funds	3,754,819	3,754,819	--	--
Bond Funds	16,232,516	16,232,516	--	--
Short-Term Funds	2,960,341	2,960,341	--	--
Total Investments in Securities:	$25,158,276	$25,158,276	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $25,122,429)	$25,158,276
Total Investment in Securities (cost $25,122,429)		$25,158,276
Cash		242
Receivable for investments sold		798,699
Receivable for fund shares sold		10,991
Total assets		25,968,208
Liabilities
Payable for investments purchased	$673,228
Payable for fund shares redeemed	130,776
Accrued management fee	5,985
Distribution and service plan fees payable	380
Total liabilities		810,369
Net Assets		$25,157,839
Net Assets consist of:
Paid in capital		$24,951,636
Total accumulated earnings (loss)		206,203
Net Assets		$25,157,839
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($400,725 ÷ 38,372 shares)(a)		$10.44
Maximum offering price per share (100/94.25 of $10.44)		$11.08
Class M:
Net Asset Value and redemption price per share ($132,509 ÷ 12,714 shares)(a)		$10.42
Maximum offering price per share (100/96.50 of $10.42)		$10.80
Class C:
Net Asset Value and offering price per share ($273,753 ÷ 26,420 shares)(a)		$10.36
Fidelity Freedom Blend 2005 Fund:
Net Asset Value, offering price and redemption price per share ($1,756,901 ÷ 168,095 shares)		$10.45
Class K:
Net Asset Value, offering price and redemption price per share ($413,591 ÷ 39,539 shares)		$10.46
Class K6:
Net Asset Value, offering price and redemption price per share ($9,529,465 ÷ 909,560 shares)		$10.48
Class I:
Net Asset Value, offering price and redemption price per share ($597,687 ÷ 57,216 shares)		$10.45
Class Z:
Net Asset Value, offering price and redemption price per share ($153,263 ÷ 14,629 shares)		$10.48
Class Z6:
Net Asset Value, offering price and redemption price per share ($2,238,483 ÷ 213,739 shares)		$10.47
Premier Class:
Net Asset Value, offering price and redemption price per share ($9,661,462 ÷ 923,443 shares)		$10.46

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$715,412
Expenses
Management fee	$75,401
Distribution and service plan fees	5,182
Independent trustees' fees and expenses	78
Total expenses		80,661
Net investment income (loss)		634,751
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	62,110
Capital gain distributions from underlying funds:
Affiliated issuers	481,273
Total net realized gain (loss)		543,383
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(1,433,501)
Total change in net unrealized appreciation (depreciation)		(1,433,501)
Net gain (loss)		(890,118)
Net increase (decrease) in net assets resulting from operations		$(255,367)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$634,751	$219,639
Net realized gain (loss)	543,383	663,962
Change in net unrealized appreciation (depreciation)	(1,433,501)	1,798,696
Net increase (decrease) in net assets resulting from operations	(255,367)	2,682,297
Distributions to shareholders	(1,227,422)	(648,692)
Share transactions - net increase (decrease)	3,048,977	6,720,025
Total increase (decrease) in net assets	1,566,188	8,753,630
Net Assets
Beginning of period	23,591,651	14,838,021
End of period	$25,157,839	$23,591,651

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2005 Fund Class A

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.02	$9.85	$9.99	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.19	.07	.16	.11
Net realized and unrealized gain (loss)	(.29)	1.39	(.08)	.04
Total from investment operations	(.10)	1.46	.08	.15
Distributions from net investment income	(.22)	(.07)	(.13)	(.10)
Distributions from net realized gain	(.27)	(.21)	(.09)	(.07)
Total distributions	(.48)D	(.29)D	(.22)	(.16)D
Net asset value, end of period	$10.44	$11.02	$9.85	$9.99
Total ReturnE,F	(1.07)%	14.84%	.68%	1.62%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.71%	.71%	.71%	.71%I
Expenses net of fee waivers, if any	.71%	.71%	.71%	.71%I
Expenses net of all reductions	.71%	.71%	.71%	.71%I
Net investment income (loss)	1.69%	.67%	1.56%	1.88%I
Supplemental Data
Net assets, end of period (000 omitted)	$401	$351	$263	$187
Portfolio turnover rateJ	65%	45%	64%	11%I

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class M

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.02	$9.85	$9.99	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.16	.05	.13	.09
Net realized and unrealized gain (loss)	(.28)	1.38	(.07)	.05
Total from investment operations	(.12)	1.43	.06	.14
Distributions from net investment income	(.21)	(.05)	(.11)	(.08)
Distributions from net realized gain	(.26)	(.21)	(.09)	(.07)
Total distributions	(.48)D	(.26)	(.20)	(.15)
Net asset value, end of period	$10.42	$11.02	$9.85	$9.99
Total ReturnE,F	(1.32)%	14.58%	.45%	1.43%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.96%	.96%	.96%	.96%I
Expenses net of fee waivers, if any	.96%	.96%	.96%	.96%I
Expenses net of all reductions	.96%	.96%	.96%	.96%I
Net investment income (loss)	1.44%	.43%	1.31%	1.63%I
Supplemental Data
Net assets, end of period (000 omitted)	$133	$148	$108	$101
Portfolio turnover rateJ	65%	45%	64%	11%I

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class C

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.94	$9.81	$9.98	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.10	(.01)	.08	.06
Net realized and unrealized gain (loss)	(.28)	1.38	(.08)	.05
Total from investment operations	(.18)	1.37	–	.11
Distributions from net investment income	(.15)	(.03)	(.08)	(.06)
Distributions from net realized gain	(.25)	(.21)	(.09)	(.07)
Total distributions	(.40)	(.24)	(.17)	(.13)
Net asset value, end of period	$10.36	$10.94	$9.81	$9.98
Total ReturnD,E	(1.85)%	14.06%	(.07)%	1.15%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	1.46%	1.46%	1.46%	1.46%H
Expenses net of fee waivers, if any	1.46%	1.46%	1.46%	1.46%H
Expenses net of all reductions	1.46%	1.46%	1.46%	1.46%H
Net investment income (loss)	.94%	(.08)%	.81%	1.13%H
Supplemental Data
Net assets, end of period (000 omitted)	$274	$320	$256	$101
Portfolio turnover rateI	65%	45%	64%	11%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.03	$9.87	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.22	.10	.19	.12
Net realized and unrealized gain (loss)	(.29)	1.39	(.08)	.05
Total from investment operations	(.07)	1.49	.11	.17
Distributions from net investment income	(.24)	(.11)	(.15)	(.10)
Distributions from net realized gain	(.27)	(.21)	(.10)	(.07)
Total distributions	(.51)	(.33)D	(.25)	(.16)D
Net asset value, end of period	$10.45	$11.03	$9.87	$10.01
Total ReturnE	(.85)%	15.13%	.94%	1.80%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.46%	.46%	.46%	.46%H
Expenses net of fee waivers, if any	.46%	.46%	.46%	.46%H
Expenses net of all reductions	.46%	.46%	.46%	.46%H
Net investment income (loss)	1.94%	.92%	1.81%	2.13%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,757	$2,030	$1,126	$111
Portfolio turnover rateI	65%	45%	64%	11%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class K

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.04	$9.88	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.23	.11	.20	.13
Net realized and unrealized gain (loss)	(.29)	1.39	(.08)	.04
Total from investment operations	(.06)	1.50	.12	.17
Distributions from net investment income	(.25)	(.13)	(.16)	(.10)
Distributions from net realized gain	(.27)	(.21)	(.09)	(.07)
Total distributions	(.52)	(.34)	(.25)	(.16)D
Net asset value, end of period	$10.46	$11.04	$9.88	$10.01
Total ReturnE	(.75)%	15.26%	1.06%	1.83%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.36%	.36%	.36%	.36%H
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36%H
Expenses net of all reductions	.36%	.36%	.36%	.36%H
Net investment income (loss)	2.04%	1.02%	1.91%	2.23%H
Supplemental Data
Net assets, end of period (000 omitted)	$414	$459	$178	$102
Portfolio turnover rateI	65%	45%	64%	11%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class K6

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.05	$9.88	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.24	.12	.21	.13
Net realized and unrealized gain (loss)	(.29)	1.39	(.08)	.05
Total from investment operations	(.05)	1.51	.13	.18
Distributions from net investment income	(.26)	(.13)	(.17)	(.10)
Distributions from net realized gain	(.27)	(.21)	(.10)	(.07)
Total distributions	(.52)D	(.34)	(.26)D	(.17)
Net asset value, end of period	$10.48	$11.05	$9.88	$10.01
Total ReturnE	(.62)%	15.38%	1.19%	1.86%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.26%	.26%	.26%	.26%H
Expenses net of fee waivers, if any	.26%	.26%	.26%	.26%H
Expenses net of all reductions	.26%	.26%	.26%	.26%H
Net investment income (loss)	2.14%	1.12%	2.01%	2.32%H
Supplemental Data
Net assets, end of period (000 omitted)	$9,529	$19,122	$12,005	$1,177
Portfolio turnover rateI	65%	45%	64%	11%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class I

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.03	$9.86	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.22	.10	.19	.12
Net realized and unrealized gain (loss)	(.29)	1.40	(.09)	.05
Total from investment operations	(.07)	1.50	.10	.17
Distributions from net investment income	(.24)	(.11)	(.16)	(.10)
Distributions from net realized gain	(.27)	(.21)	(.09)	(.07)
Total distributions	(.51)	(.33)D	(.25)	(.16)D
Net asset value, end of period	$10.45	$11.03	$9.86	$10.01
Total ReturnE	(.83)%	15.24%	.86%	1.80%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.46%	.46%	.46%	.46%H
Expenses net of fee waivers, if any	.46%	.46%	.46%	.46%H
Expenses net of all reductions	.46%	.46%	.46%	.46%H
Net investment income (loss)	1.94%	.92%	1.81%	2.13%H
Supplemental Data
Net assets, end of period (000 omitted)	$598	$853	$691	$102
Portfolio turnover rateI	65%	45%	64%	11%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Premier Class

Years ended March 31,	2022 A
Selected Per–Share Data
Net asset value, beginning of period	$11.14
Income from Investment Operations
Net investment income (loss)B,C	.37
Net realized and unrealized gain (loss)	(.51)
Total from investment operations	(.14)
Distributions from net investment income	(.28)
Distributions from net realized gain	(.27)
Total distributions	(.54)D
Net asset value, end of period	$10.46
Total ReturnE	(1.43)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.24%H
Expenses net of fee waivers, if any	.24%H
Expenses net of all reductions	.24%H
Net investment income (loss)	3.39%H
Supplemental Data
Net assets, end of period (000 omitted)	$9,661
Portfolio turnover rateI	65%

 A For the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class Z

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.06	$9.88	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.23	.11	.20	.13
Net realized and unrealized gain (loss)	(.29)	1.40	(.09)	.04
Total from investment operations	(.06)	1.51	.11	.17
Distributions from net investment income	(.26)	(.11)	(.15)	(.10)
Distributions from net realized gain	(.27)	(.21)	(.09)	(.07)
Total distributions	(.52)D	(.33)D	(.24)	(.16)D
Net asset value, end of period	$10.48	$11.06	$9.88	$10.01
Total ReturnE	(.73)%	15.34%	1.01%	1.83%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.36%	.36%	.36%	.36%H
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36%H
Expenses net of all reductions	.36%	.36%	.36%	.36%H
Net investment income (loss)	2.04%	1.02%	1.91%	2.23%H
Supplemental Data
Net assets, end of period (000 omitted)	$153	$184	$103	$102
Portfolio turnover rateI	65%	45%	64%	11%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class Z6

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.06	$9.88	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.24	.12	.21	.13
Net realized and unrealized gain (loss)	(.29)	1.40	(.09)	.05
Total from investment operations	(.05)	1.52	.12	.18
Distributions from net investment income	(.27)	(.12)	(.16)	(.10)
Distributions from net realized gain	(.27)	(.21)	(.10)	(.07)
Total distributions	(.54)	(.34)D	(.25)D	(.17)
Net asset value, end of period	$10.47	$11.06	$9.88	$10.01
Total ReturnE	(.65)%	15.45%	1.11%	1.86%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.26%	.26%	.26%	.26%H
Expenses net of fee waivers, if any	.26%	.26%	.26%	.26%H
Expenses net of all reductions	.26%	.26%	.26%	.26%H
Net investment income (loss)	2.14%	1.12%	2.01%	2.33%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,238	$125	$107	$102
Portfolio turnover rateI	65%	45%	64%	11%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	10.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.1
Fidelity Series Government Bond Index Fund	10.0
Fidelity Series Investment Grade Securitized Fund	7.4
Fidelity Series Corporate Bond Fund	7.2
Fidelity Series Emerging Markets Opportunities Fund	6.6
Fidelity Series Treasury Bill Index Fund	5.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
Fidelity Series Large Cap Value Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	3.2
68.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	14.6%
International Equity Funds	18.0%
Bond Funds	58.5%
Short-Term Funds	8.8%
Short-Term Investments	0.1%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2010 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.17% to 0.5% 4/21/22 to 6/23/22 (a)
(Cost $49,972)	50,000	49,974
	Shares	Value

Domestic Equity Funds - 14.6%
Fidelity Series Blue Chip Growth Fund (b)	180,347	$2,591,585
Fidelity Series Commodity Strategy Fund (b)	258,139	1,319,090
Fidelity Series Large Cap Growth Index Fund (b)	92,764	1,632,645
Fidelity Series Large Cap Stock Fund (b)	95,843	1,821,976
Fidelity Series Large Cap Value Index Fund (b)	227,057	3,487,599
Fidelity Series Small Cap Opportunities Fund (b)	64,370	876,716
Fidelity Series Value Discovery Fund (b)	80,592	1,289,471
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,617,113)		13,019,082

International Equity Funds - 18.0%
Fidelity Series Canada Fund (b)	71,892	1,115,757
Fidelity Series Emerging Markets Fund (b)	70,651	655,643
Fidelity Series Emerging Markets Opportunities Fund (b)	321,093	5,908,109
Fidelity Series International Growth Fund (b)	134,672	2,232,866
Fidelity Series International Index Fund (b)	82,858	947,893
Fidelity Series International Small Cap Fund (b)	39,031	700,599
Fidelity Series International Value Fund (b)	204,472	2,255,330
Fidelity Series Overseas Fund (b)	177,913	2,245,263
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $15,266,607)		16,061,460

Bond Funds - 58.5%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	898,754	9,014,498
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	262,402	2,519,057
Fidelity Series Corporate Bond Fund (b)	632,543	6,388,688
Fidelity Series Emerging Markets Debt Fund (b)	54,873	452,700
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	16,640	149,927
Fidelity Series Floating Rate High Income Fund (b)	9,828	90,320
Fidelity Series Government Bond Index Fund (b)	895,619	8,938,273
Fidelity Series High Income Fund (b)	58,845	534,905
Fidelity Series Inflation-Protected Bond Index Fund (b)	141,099	1,432,158
Fidelity Series International Developed Markets Bond Index Fund (b)	301,547	2,813,429
Fidelity Series Investment Grade Bond Fund (b)	861,700	9,401,145
Fidelity Series Investment Grade Securitized Fund (b)	677,524	6,585,538
Fidelity Series Long-Term Treasury Bond Index Fund (b)	460,407	3,508,301
Fidelity Series Real Estate Income Fund (b)	28,488	323,625
TOTAL BOND FUNDS
(Cost $54,298,384)		52,152,564

Short-Term Funds - 8.8%
Fidelity Cash Central Fund 0.31% (c)	8,018	8,020
Fidelity Series Government Money Market Fund 0.31% (b)(d)	1,569,920	1,569,920
Fidelity Series Short-Term Credit Fund (b)	161,324	1,572,911
Fidelity Series Treasury Bill Index Fund (b)	471,489	4,710,177
TOTAL SHORT-TERM FUNDS
(Cost $7,899,287)		7,861,028
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $88,131,363)		89,144,108
NET OTHER ASSETS (LIABILITIES) - 0.0%		17,222
NET ASSETS - 100%		$89,161,330

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	2	June 2022	$214,440	$12,190	$12,190
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	4	June 2022	225,100	16,999	16,999
Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	2	June 2022	453,075	(2,827)	(2,827)
TOTAL FUTURES CONTRACTS					$26,362

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $49,974.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$49	$151,110	$143,139	$3	$--	$--	$8,020	0.0%
Total	$49	$151,110	$143,139	$3	$--	$--	$8,020

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$9,819,414	$786,657	$32,387	$333	$(13,770)	$9,014,498
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	3,318,160	691,794	16,132	(19,947)	(87,362)	2,519,057
Fidelity Series Blue Chip Growth Fund	2,620,975	2,058,111	1,608,724	574,688	28,444	(507,221)	2,591,585
Fidelity Series Canada Fund	704,113	526,567	291,033	22,676	6,082	170,028	1,115,757
Fidelity Series Commodity Strategy Fund	2,243,914	1,459,388	2,488,841	752,595	(31,686)	136,315	1,319,090
Fidelity Series Corporate Bond Fund	5,953,279	2,698,937	1,782,156	184,018	(26,198)	(455,174)	6,388,688
Fidelity Series Emerging Markets Debt Fund	442,073	190,345	131,901	21,822	(3,308)	(44,509)	452,700
Fidelity Series Emerging Markets Debt Local Currency Fund	147,754	64,945	45,117	6,138	(1,316)	(16,339)	149,927
Fidelity Series Emerging Markets Fund	711,666	361,976	260,826	22,133	5,309	(162,482)	655,643
Fidelity Series Emerging Markets Opportunities Fund	6,398,084	4,085,256	2,559,332	706,852	56,041	(2,071,940)	5,908,109
Fidelity Series Floating Rate High Income Fund	89,055	36,268	34,932	4,062	(78)	7	90,320
Fidelity Series Government Bond Index Fund	7,340,181	3,859,087	1,815,207	91,348	(21,697)	(424,091)	8,938,273
Fidelity Series Government Money Market Fund 0.31%	4,478,499	914,626	3,823,205	2,517	--	--	1,569,920
Fidelity Series High Income Fund	513,041	214,121	172,238	30,031	(3,472)	(16,547)	534,905
Fidelity Series Inflation-Protected Bond Index Fund	7,854,184	2,441,636	8,853,011	375,006	465,699	(476,350)	1,432,158
Fidelity Series International Developed Markets Bond Index Fund	--	3,187,611	246,834	948	(5,026)	(122,322)	2,813,429
Fidelity Series International Growth Fund	1,731,600	1,490,308	740,732	184,052	(10,698)	(237,612)	2,232,866
Fidelity Series International Index Fund	722,922	541,817	277,888	24,396	(2,626)	(36,332)	947,893
Fidelity Series International Small Cap Fund	624,488	399,366	196,084	95,840	(6,856)	(120,315)	700,599
Fidelity Series International Value Fund	1,729,670	1,318,767	800,501	115,459	(3,285)	10,679	2,255,330
Fidelity Series Investment Grade Bond Fund	8,146,939	3,831,656	2,039,048	205,011	(22,470)	(515,932)	9,401,145
Fidelity Series Investment Grade Securitized Fund	5,708,020	2,669,521	1,405,546	55,255	(13,717)	(372,740)	6,585,538
Fidelity Series Large Cap Growth Index Fund	1,654,159	872,263	1,087,164	53,607	115,624	77,763	1,632,645
Fidelity Series Large Cap Stock Fund	1,806,229	848,129	888,110	170,021	25,254	30,474	1,821,976
Fidelity Series Large Cap Value Index Fund	3,450,090	1,707,449	1,827,356	242,539	26,539	130,877	3,487,599
Fidelity Series Long-Term Treasury Bond Index Fund	2,211,381	2,290,608	872,500	63,550	(82,606)	(38,582)	3,508,301
Fidelity Series Overseas Fund	1,734,545	1,361,791	784,752	68,170	10,991	(77,312)	2,245,263
Fidelity Series Real Estate Income Fund	307,305	114,186	105,736	12,984	(528)	8,398	323,625
Fidelity Series Short-Term Credit Fund	2,208,841	1,150,094	1,695,552	42,257	(19,776)	(70,696)	1,572,911
Fidelity Series Small Cap Opportunities Fund	872,624	663,917	446,917	232,930	(2,001)	(210,907)	876,716
Fidelity Series Treasury Bill Index Fund	7,116,302	3,641,183	6,041,345	6,293	(2,011)	(3,952)	4,710,177
Fidelity Series Value Discovery Fund	1,274,789	663,314	655,708	155,019	15,953	(8,877)	1,289,471
Total	$80,796,722	$58,800,817	$45,456,747	$4,570,736	$476,967	$(5,526,823)	$89,086,114

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$49,974	$--	$49,974	$--
Domestic Equity Funds	13,019,082	13,019,082	--	--
International Equity Funds	16,061,460	16,061,460	--	--
Bond Funds	52,152,564	52,152,564	--	--
Short-Term Funds	7,861,028	7,861,028	--	--
Total Investments in Securities:	$89,144,108	$89,094,134	$49,974	$--
Derivative Instruments:
Assets
Futures Contracts	$29,189	$29,189	$--	$--
Total Assets	$29,189	$29,189	$--	$--
Liabilities
Futures Contracts	$(2,827)	$(2,827)	$--	$--
Total Liabilities	$(2,827)	$(2,827)	$--	$--
Total Derivative Instruments:	$26,362	$26,362	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$29,189	$(2,827)
Total Equity Risk	29,189	(2,827)
Total Value of Derivatives	$29,189	$(2,827)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $49,972)	$49,974
Fidelity Central Funds (cost $8,020)	8,020
Other affiliated issuers (cost $88,073,371)	89,086,114
Total Investment in Securities (cost $88,131,363)		$89,144,108
Cash		23,182
Receivable for investments sold		2,316,092
Receivable for fund shares sold		33,224
Distributions receivable from Fidelity Central Funds		2
Total assets		91,516,608
Liabilities
Payable for investments purchased	$2,255,838
Payable for fund shares redeemed	73,041
Accrued management fee	21,572
Distribution and service plan fees payable	546
Payable for daily variation margin on futures contracts	4,281
Total liabilities		2,355,278
Net Assets		$89,161,330
Net Assets consist of:
Paid in capital		$87,250,927
Total accumulated earnings (loss)		1,910,403
Net Assets		$89,161,330
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($693,821 ÷ 66,052 shares)(a)		$10.50
Maximum offering price per share (100/94.25 of $10.50)		$11.14
Class M:
Net Asset Value and redemption price per share ($358,883 ÷ 34,149 shares)(a)		$10.51
Maximum offering price per share (100/96.50 of $10.51)		$10.89
Class C:
Net Asset Value and offering price per share ($287,978 ÷ 27,665 shares)(a)		$10.41
Fidelity Freedom Blend 2010 Fund:
Net Asset Value, offering price and redemption price per share ($5,344,104 ÷ 508,007 shares)		$10.52
Class K:
Net Asset Value, offering price and redemption price per share ($6,842,503 ÷ 648,842 shares)		$10.55
Class K6:
Net Asset Value, offering price and redemption price per share ($35,745,380 ÷ 3,380,619 shares)		$10.57
Class I:
Net Asset Value, offering price and redemption price per share ($1,155,585 ÷ 109,810 shares)		$10.52
Class Z:
Net Asset Value, offering price and redemption price per share ($143,960 ÷ 13,627 shares)		$10.56
Class Z6:
Net Asset Value, offering price and redemption price per share ($5,902,568 ÷ 558,875 shares)		$10.56
Premier Class:
Net Asset Value, offering price and redemption price per share ($32,686,548 ÷ 3,096,809 shares)		$10.55

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$2,384,833
Interest		2
Income from Fidelity Central Funds		3
Total income		2,384,838
Expenses
Management fee	$260,715
Distribution and service plan fees	6,346
Independent trustees' fees and expenses	265
Total expenses		267,326
Net investment income (loss)		2,117,512
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	476,967
Futures contracts	(14,642)
Capital gain distributions from underlying funds:
Affiliated issuers	2,185,903
Total net realized gain (loss)		2,648,228
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2
Affiliated issuers	(5,526,823)
Futures contracts	26,362
Total change in net unrealized appreciation (depreciation)		(5,500,459)
Net gain (loss)		(2,852,231)
Net increase (decrease) in net assets resulting from operations		$(734,719)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,117,512	$867,962
Net realized gain (loss)	2,648,228	3,061,112
Change in net unrealized appreciation (depreciation)	(5,500,459)	9,299,154
Net increase (decrease) in net assets resulting from operations	(734,719)	13,228,228
Distributions to shareholders	(5,252,026)	(2,725,154)
Share transactions - net increase (decrease)	14,371,562	12,198,204
Total increase (decrease) in net assets	8,384,817	22,701,278
Net Assets
Beginning of period	80,776,513	58,075,235
End of period	$89,161,330	$80,776,513

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2010 Fund Class A

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.19	$9.65	$9.93	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.18	.08	.16	.10
Net realized and unrealized gain (loss)	(.23)	1.83	(.22)	.01
Total from investment operations	(.05)	1.91	(.06)	.11
Distributions from net investment income	(.22)	(.11)	(.12)	(.11)
Distributions from net realized gain	(.42)	(.26)	(.09)	(.08)
Total distributions	(.64)	(.37)	(.22)D	(.18)D
Net asset value, end of period	$10.50	$11.19	$9.65	$9.93
Total ReturnE,F,G	(.71)%	19.96%	(.82)%	1.24%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.72%	.72%	.72%	.72%J
Expenses net of fee waivers, if any	.72%	.72%	.72%	.72%J
Expenses net of all reductions	.72%	.72%	.72%	.72%J
Net investment income (loss)	1.57%	.74%	1.60%	1.81%J
Supplemental Data
Net assets, end of period (000 omitted)	$694	$931	$190	$166
Portfolio turnover rateK	51%	37%	42%	98%J

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class M

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.19	$9.63	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.15	.05	.14	.09
Net realized and unrealized gain (loss)	(.23)	1.84	(.23)	–D
Total from investment operations	(.08)	1.89	(.09)	.09
Distributions from net investment income	(.19)	(.07)	(.11)	(.10)
Distributions from net realized gain	(.41)	(.26)	(.09)	(.08)
Total distributions	(.60)	(.33)	(.20)	(.17)E
Net asset value, end of period	$10.51	$11.19	$9.63	$9.92
Total ReturnF,G	(.93)%	19.76%	(1.07)%	1.03%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.97%	.97%	.97%	.97%J
Expenses net of fee waivers, if any	.97%	.97%	.97%	.97%J
Expenses net of all reductions	.97%	.97%	.97%	.97%J
Net investment income (loss)	1.32%	.49%	1.35%	1.56%J
Supplemental Data
Net assets, end of period (000 omitted)	$359	$379	$259	$126
Portfolio turnover rateK	51%	37%	42%	98%J

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class C

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.13	$9.61	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.09	–D	.09	.06
Net realized and unrealized gain (loss)	(.22)	1.82	(.23)	.01
Total from investment operations	(.13)	1.82	(.14)	.07
Distributions from net investment income	(.18)	(.05)	(.07)	(.08)
Distributions from net realized gain	(.41)	(.25)	(.09)	(.08)
Total distributions	(.59)	(.30)	(.17)E	(.15)E
Net asset value, end of period	$10.41	$11.13	$9.61	$9.92
Total ReturnF,G	(1.39)%	19.05%	(1.57)%	.81%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	1.47%	1.47%	1.47%	1.47%J
Expenses net of fee waivers, if any	1.47%	1.47%	1.47%	1.47%J
Expenses net of all reductions	1.47%	1.47%	1.47%	1.47%J
Net investment income (loss)	.82%	(.02)%	.85%	1.06%J
Supplemental Data
Net assets, end of period (000 omitted)	$288	$240	$117	$101
Portfolio turnover rateK	51%	37%	42%	98%J

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.21	$9.65	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.20	.11	.19	.12
Net realized and unrealized gain (loss)	(.22)	1.83	(.23)	.01
Total from investment operations	(.02)	1.94	(.04)	.13
Distributions from net investment income	(.25)	(.12)	(.16)	(.11)
Distributions from net realized gain	(.42)	(.26)	(.10)	(.08)
Total distributions	(.67)	(.38)	(.25)D	(.19)
Net asset value, end of period	$10.52	$11.21	$9.65	$9.94
Total ReturnE	(.42)%	20.28%	(.56)%	1.37%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.47%	.47%	.47%	.47%H
Expenses net of fee waivers, if any	.47%	.47%	.47%	.47%H
Expenses net of all reductions	.47%	.47%	.47%	.47%H
Net investment income (loss)	1.82%	.99%	1.85%	2.06%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,344	$4,499	$2,197	$148
Portfolio turnover rateI	51%	37%	42%	98%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class K

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.23	$9.66	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.22	.12	.20	.12
Net realized and unrealized gain (loss)	(.22)	1.84	(.22)	.01
Total from investment operations	–	1.96	(.02)	.13
Distributions from net investment income	(.26)	(.13)	(.16)	(.11)
Distributions from net realized gain	(.42)	(.26)	(.09)	(.08)
Total distributions	(.68)	(.39)	(.26)D	(.19)
Net asset value, end of period	$10.55	$11.23	$9.66	$9.94
Total ReturnE	(.28)%	20.40%	(.43)%	1.38%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.37%	.37%	.37%	.37%H
Expenses net of fee waivers, if any	.37%	.37%	.37%	.37%H
Expenses net of all reductions	.37%	.37%	.37%	.37%H
Net investment income (loss)	1.92%	1.09%	1.95%	2.16%H
Supplemental Data
Net assets, end of period (000 omitted)	$6,843	$7,725	$6,317	$101
Portfolio turnover rateI	51%	37%	42%	98%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class K6

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.25	$9.67	$9.95	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.23	.13	.21	.13
Net realized and unrealized gain (loss)	(.23)	1.85	(.23)	.01
Total from investment operations	–	1.98	(.02)	.14
Distributions from net investment income	(.26)	(.14)	(.16)	(.11)
Distributions from net realized gain	(.42)	(.26)	(.10)	(.08)
Total distributions	(.68)	(.40)	(.26)	(.19)
Net asset value, end of period	$10.57	$11.25	$9.67	$9.95
Total ReturnD	(.27)%	20.60%	(.44)%	1.52%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.27%	.27%	.27%	.28%G,H
Expenses net of fee waivers, if any	.27%	.27%	.27%	.28%G,H
Expenses net of all reductions	.27%	.27%	.27%	.28%G,H
Net investment income (loss)	2.02%	1.19%	2.05%	2.26%G
Supplemental Data
Net assets, end of period (000 omitted)	$35,745	$64,959	$48,155	$1,697
Portfolio turnover rateI	51%	37%	42%	98%G

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class I

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.22	$9.66	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.20	.11	.19	.12
Net realized and unrealized gain (loss)	(.22)	1.83	(.22)	–D
Total from investment operations	(.02)	1.94	(.03)	.12
Distributions from net investment income	(.26)	(.12)	(.15)	(.11)
Distributions from net realized gain	(.42)	(.26)	(.09)	(.08)
Total distributions	(.68)	(.38)	(.25)E	(.18)E
Net asset value, end of period	$10.52	$11.22	$9.66	$9.94
Total ReturnF	(.45)%	20.25%	(.53)%	1.35%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.47%	.47%	.47%	.47%I
Expenses net of fee waivers, if any	.47%	.47%	.47%	.47%I
Expenses net of all reductions	.47%	.47%	.47%	.47%I
Net investment income (loss)	1.82%	.99%	1.85%	2.06%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,156	$914	$453	$101
Portfolio turnover rateJ	51%	37%	42%	98%I

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Premier Class

Years ended March 31,	2022 A
Selected Per–Share Data
Net asset value, beginning of period	$11.36
Income from Investment Operations
Net investment income (loss)B,C	.39
Net realized and unrealized gain (loss)	(.50)
Total from investment operations	(.11)
Distributions from net investment income	(.28)
Distributions from net realized gain	(.42)
Total distributions	(.70)
Net asset value, end of period	$10.55
Total ReturnD	(1.23)%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.25%G
Expenses net of fee waivers, if any	.25%G
Expenses net of all reductions	.25%G
Net investment income (loss)	3.49%G
Supplemental Data
Net assets, end of period (000 omitted)	$32,687
Portfolio turnover rateH	51%

 A For the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class Z

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.25	$9.68	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.22	.12	.20	.12
Net realized and unrealized gain (loss)	(.23)	1.84	(.22)	.01
Total from investment operations	(.01)	1.96	(.02)	.13
Distributions from net investment income	(.26)	(.13)	(.15)	(.11)
Distributions from net realized gain	(.42)	(.26)	(.09)	(.08)
Total distributions	(.68)	(.39)	(.24)	(.19)
Net asset value, end of period	$10.56	$11.25	$9.68	$9.94
Total ReturnD	(.38)%	20.42%	(.40)%	1.38%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.37%	.37%	.37%	.37%G
Expenses net of fee waivers, if any	.37%	.37%	.37%	.37%G
Expenses net of all reductions	.37%	.37%	.37%	.37%G
Net investment income (loss)	1.92%	1.09%	1.95%	2.16%G
Supplemental Data
Net assets, end of period (000 omitted)	$144	$247	$101	$101
Portfolio turnover rateH	51%	37%	42%	98%G

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class Z6

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.25	$9.68	$9.95	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.22	.13	.21	.13
Net realized and unrealized gain (loss)	(.22)	1.84	(.23)	.01
Total from investment operations	–	1.97	(.02)	.14
Distributions from net investment income	(.28)	(.14)	(.15)	(.11)
Distributions from net realized gain	(.42)	(.26)	(.09)	(.08)
Total distributions	(.69)D	(.40)	(.25)D	(.19)
Net asset value, end of period	$10.56	$11.25	$9.68	$9.95
Total ReturnE	(.22)%	20.55%	(.43)%	1.52%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.27%	.27%	.27%	.27%H
Expenses net of fee waivers, if any	.27%	.27%	.27%	.27%H
Expenses net of all reductions	.27%	.27%	.27%	.27%H
Net investment income (loss)	2.02%	1.19%	2.05%	2.26%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,903	$882	$287	$101
Portfolio turnover rateI	51%	37%	42%	98%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	9.5
Fidelity Series Government Bond Index Fund	9.0
Fidelity Series Emerging Markets Opportunities Fund	7.6
Fidelity Series Investment Grade Securitized Fund	6.6
Fidelity Series Corporate Bond Fund	6.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.6
Fidelity Series Large Cap Value Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
Fidelity Series Blue Chip Growth Fund	4.1
63.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	20.1%
International Equity Funds	21.7%
Bond Funds	52.5%
Short-Term Funds	5.7%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2015 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.11% to 0.5% 4/14/22 to 6/23/22 (a)
(Cost $119,951)	120,000	119,954
	Shares	Value

Domestic Equity Funds - 20.1%
Fidelity Series Blue Chip Growth Fund (b)	726,160	$10,434,924
Fidelity Series Commodity Strategy Fund (b)	735,402	3,757,905
Fidelity Series Large Cap Growth Index Fund (b)	373,519	6,573,941
Fidelity Series Large Cap Stock Fund (b)	385,914	7,336,228
Fidelity Series Large Cap Value Index Fund (b)	914,264	14,043,100
Fidelity Series Small Cap Opportunities Fund (b)	259,183	3,530,075
Fidelity Series Value Discovery Fund (b)	324,509	5,192,137
TOTAL DOMESTIC EQUITY FUNDS
(Cost $41,456,459)		50,868,310

International Equity Funds - 21.7%
Fidelity Series Canada Fund (b)	254,415	3,948,525
Fidelity Series Emerging Markets Fund (b)	229,321	2,128,098
Fidelity Series Emerging Markets Opportunities Fund (b)	1,042,273	19,177,820
Fidelity Series International Growth Fund (b)	477,432	7,915,824
Fidelity Series International Index Fund (b)	293,124	3,353,334
Fidelity Series International Small Cap Fund (b)	139,140	2,497,565
Fidelity Series International Value Fund (b)	724,891	7,995,544
Fidelity Series Overseas Fund (b)	630,727	7,959,772
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $51,306,190)		54,976,482

Bond Funds - 52.5%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	1,424,704	14,289,777
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	1,285,161	12,337,542
Fidelity Series Corporate Bond Fund (b)	1,618,180	16,343,617
Fidelity Series Emerging Markets Debt Fund (b)	154,345	1,273,349
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	47,257	425,781
Fidelity Series Floating Rate High Income Fund (b)	27,916	256,546
Fidelity Series Government Bond Index Fund (b)	2,291,041	22,864,587
Fidelity Series High Income Fund (b)	167,640	1,523,847
Fidelity Series Inflation-Protected Bond Index Fund (b)	334,673	3,396,929
Fidelity Series International Developed Markets Bond Index Fund (b)	862,478	8,046,924
Fidelity Series Investment Grade Bond Fund (b)	2,204,280	24,048,695
Fidelity Series Investment Grade Securitized Fund (b)	1,733,234	16,847,038
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,376,431	10,488,406
Fidelity Series Real Estate Income Fund (b)	81,194	922,369
TOTAL BOND FUNDS
(Cost $138,327,342)		133,065,407

Short-Term Funds - 5.7%
Fidelity Cash Central Fund 0.31% (c)	94,741	94,760
Fidelity Series Government Money Market Fund 0.31% (b)(d)	2,879,510	2,879,510
Fidelity Series Short-Term Credit Fund (b)	295,917	2,885,193
Fidelity Series Treasury Bill Index Fund (b)	864,805	8,639,404
TOTAL SHORT-TERM FUNDS
(Cost $14,558,741)		14,498,867
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $245,768,683)		253,529,020
NET OTHER ASSETS (LIABILITIES) - 0.0%		5,524
NET ASSETS - 100%		$253,534,544

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	5	June 2022	$536,100	$30,476	$30,476
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	13	June 2022	731,575	42,198	42,198
Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	5	June 2022	1,132,688	(23,588)	(23,588)
TOTAL FUTURES CONTRACTS					$49,086

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $277,123.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $119,954.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$49	$439,102	$344,391	$26	$--	$--	$94,760	0.0%
Total	$49	$439,102	$344,391	$26	$--	$--	$94,760

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$15,061,632	$740,509	$52,793	$(1,009)	$(22,477)	$14,289,777
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	14,129,277	1,290,319	71,921	(32,637)	(468,779)	12,337,542
Fidelity Series Blue Chip Growth Fund	10,538,662	7,752,830	5,987,001	2,446,087	85,299	(1,954,866)	10,434,924
Fidelity Series Canada Fund	2,629,993	1,551,420	874,842	83,531	22,390	619,564	3,948,525
Fidelity Series Commodity Strategy Fund	6,535,073	4,128,380	7,067,734	2,315,852	(274,175)	436,361	3,757,905
Fidelity Series Corporate Bond Fund	15,418,584	6,372,223	4,258,040	486,340	(45,669)	(1,143,481)	16,343,617
Fidelity Series Emerging Markets Debt Fund	1,287,450	463,626	343,647	64,653	(9,813)	(124,267)	1,273,349
Fidelity Series Emerging Markets Debt Local Currency Fund	430,310	162,539	114,973	18,184	(4,790)	(47,305)	425,781
Fidelity Series Emerging Markets Fund	2,339,706	1,080,563	766,661	75,513	(14,634)	(510,876)	2,128,098
Fidelity Series Emerging Markets Opportunities Fund	21,034,347	12,310,272	7,427,077	2,389,564	(241,091)	(6,498,631)	19,177,820
Fidelity Series Floating Rate High Income Fund	259,363	91,371	94,218	12,055	(118)	148	256,546
Fidelity Series Government Bond Index Fund	19,011,061	8,922,857	3,950,787	240,923	(52,407)	(1,066,137)	22,864,587
Fidelity Series Government Money Market Fund 0.31%	9,871,751	1,950,234	8,942,475	5,441	--	--	2,879,510
Fidelity Series High Income Fund	1,494,141	544,950	463,890	89,058	(3,509)	(47,845)	1,523,847
Fidelity Series Inflation-Protected Bond Index Fund	19,841,396	5,972,251	22,469,960	912,344	1,359,599	(1,306,357)	3,396,929
Fidelity Series International Developed Markets Bond Index Fund	--	8,815,339	408,198	2,784	(6,073)	(354,144)	8,046,924
Fidelity Series International Growth Fund	6,467,869	4,596,655	2,363,202	676,585	468	(785,966)	7,915,824
Fidelity Series International Index Fund	2,700,250	1,603,634	832,416	89,878	6,337	(124,471)	3,353,334
Fidelity Series International Small Cap Fund	2,332,675	1,170,432	592,074	351,476	14,105	(427,573)	2,497,565
Fidelity Series International Value Fund	6,460,634	4,080,913	2,603,153	424,433	2,905	54,245	7,995,544
Fidelity Series Investment Grade Bond Fund	21,100,306	8,994,187	4,697,852	541,021	(49,887)	(1,298,059)	24,048,695
Fidelity Series Investment Grade Securitized Fund	14,783,685	6,173,811	3,136,591	143,489	(29,340)	(944,527)	16,847,038
Fidelity Series Large Cap Growth Index Fund	6,651,630	3,088,342	4,066,810	222,462	460,986	439,793	6,573,941
Fidelity Series Large Cap Stock Fund	7,264,082	3,277,047	3,409,968	729,425	72,062	133,005	7,336,228
Fidelity Series Large Cap Value Index Fund	13,875,418	6,299,298	6,795,485	1,003,309	128,645	535,224	14,043,100
Fidelity Series Long-Term Treasury Bond Index Fund	6,440,306	6,723,735	2,331,866	191,669	(184,275)	(159,494)	10,488,406
Fidelity Series Overseas Fund	6,478,848	4,122,163	2,524,361	250,589	99,878	(216,756)	7,959,772
Fidelity Series Real Estate Income Fund	894,973	282,571	281,459	39,361	2,022	24,262	922,369
Fidelity Series Short-Term Credit Fund	4,868,840	2,321,708	4,120,453	92,449	(42,441)	(142,461)	2,885,193
Fidelity Series Small Cap Opportunities Fund	3,509,200	2,505,559	1,596,732	995,949	(47,735)	(840,217)	3,530,075
Fidelity Series Treasury Bill Index Fund	15,686,127	7,378,639	14,413,979	13,162	(1,023)	(10,360)	8,639,404
Fidelity Series Value Discovery Fund	5,126,868	2,487,932	2,456,481	636,148	69,348	(35,530)	5,192,137
Total	$235,333,548	$154,416,390	$121,423,213	$15,668,448	$1,283,418	$(16,287,977)	$253,314,306

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$119,954	$--	$119,954	$--
Domestic Equity Funds	50,868,310	50,868,310	--	--
International Equity Funds	54,976,482	54,976,482	--	--
Bond Funds	133,065,407	133,065,407	--	--
Short-Term Funds	14,498,867	14,498,867	--	--
Total Investments in Securities:	$253,529,020	$253,409,066	$119,954	$--
Derivative Instruments:
Assets
Futures Contracts	$72,674	$72,674	$--	$--
Total Assets	$72,674	$72,674	$--	$--
Liabilities
Futures Contracts	$(23,588)	$(23,588)	$--	$--
Total Liabilities	$(23,588)	$(23,588)	$--	$--
Total Derivative Instruments:	$49,086	$49,086	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$72,674	$(23,588)
Total Equity Risk	72,674	(23,588)
Total Value of Derivatives	$72,674	$(23,588)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $119,951)	$119,954
Fidelity Central Funds (cost $94,760)	94,760
Other affiliated issuers (cost $245,553,972)	253,314,306
Total Investment in Securities (cost $245,768,683)		$253,529,020
Cash		20,222
Receivable for investments sold		6,503,261
Receivable for fund shares sold		150,023
Distributions receivable from Fidelity Central Funds		17
Total assets		260,202,543
Liabilities
Payable for investments purchased	$5,706,749
Payable for fund shares redeemed	889,108
Accrued management fee	60,635
Distribution and service plan fees payable	970
Payable for daily variation margin on futures contracts	10,537
Total liabilities		6,667,999
Net Assets		$253,534,544
Net Assets consist of:
Paid in capital		$242,137,643
Total accumulated earnings (loss)		11,396,901
Net Assets		$253,534,544
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($700,712 ÷ 66,013 shares)(a)		$10.61
Maximum offering price per share (100/94.25 of $10.61)		$11.26
Class M:
Net Asset Value and redemption price per share ($627,158 ÷ 59,129 shares)(a)		$10.61
Maximum offering price per share (100/96.50 of $10.61)		$10.99
Class C:
Net Asset Value and offering price per share ($605,713 ÷ 57,652 shares)(a)		$10.51
Fidelity Freedom Blend 2015 Fund:
Net Asset Value, offering price and redemption price per share ($13,189,169 ÷ 1,240,313 shares)		$10.63
Class K:
Net Asset Value, offering price and redemption price per share ($7,338,285 ÷ 688,601 shares)		$10.66
Class K6:
Net Asset Value, offering price and redemption price per share ($85,898,728 ÷ 8,033,793 shares)		$10.69
Class I:
Net Asset Value, offering price and redemption price per share ($5,024,581 ÷ 472,470 shares)		$10.63
Class Z:
Net Asset Value, offering price and redemption price per share ($124,668 ÷ 11,675 shares)		$10.68
Class Z6:
Net Asset Value, offering price and redemption price per share ($29,532,244 ÷ 2,770,272 shares)		$10.66
Premier Class:
Net Asset Value, offering price and redemption price per share ($110,493,286 ÷ 10,358,908 shares)		$10.67

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$7,247,228
Interest		27
Income from Fidelity Central Funds		26
Total income		7,247,281
Expenses
Management fee	$766,695
Distribution and service plan fees	14,300
Independent trustees' fees and expenses	789
Total expenses		781,784
Net investment income (loss)		6,465,497
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,283,418
Futures contracts	(41,068)
Capital gain distributions from underlying funds:
Affiliated issuers	8,421,220
Total net realized gain (loss)		9,663,570
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	3
Affiliated issuers	(16,287,977)
Futures contracts	49,086
Total change in net unrealized appreciation (depreciation)		(16,238,888)
Net gain (loss)		(6,575,318)
Net increase (decrease) in net assets resulting from operations		$(109,821)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,465,497	$2,673,274
Net realized gain (loss)	9,663,570	10,611,106
Change in net unrealized appreciation (depreciation)	(16,238,888)	36,083,385
Net increase (decrease) in net assets resulting from operations	(109,821)	49,367,765
Distributions to shareholders	(17,571,412)	(9,449,814)
Share transactions - net increase (decrease)	35,940,896	12,988,414
Total increase (decrease) in net assets	18,259,663	52,906,365
Net Assets
Beginning of period	235,274,881	182,368,516
End of period	$253,534,544	$235,274,881

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2015 Fund Class A

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.36	$9.43	$9.91	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.18	.08	.16	.07
Net realized and unrealized gain (loss)	(.17)	2.28	(.37)	–D
Total from investment operations	.01	2.36	(.21)	.07
Distributions from net investment income	(.24)	(.11)	(.15)	(.09)
Distributions from net realized gain	(.52)	(.33)	(.12)	(.07)
Total distributions	(.76)	(.43)E	(.27)	(.16)
Net asset value, end of period	$10.61	$11.36	$9.43	$9.91
Total ReturnF,G	(.22)%	25.27%	(2.38)%	.85%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.73%	.73%	.73%	.74%J
Expenses net of fee waivers, if any	.73%	.73%	.73%	.74%J
Expenses net of all reductions	.73%	.73%	.73%	.74%J
Net investment income (loss)	1.54%	.77%	1.58%	1.24%J
Supplemental Data
Net assets, end of period (000 omitted)	$701	$626	$346	$195
Portfolio turnover rateK	47%	43%	40%	52%J

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class M

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.35	$9.44	$9.90	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.15	.06	.14	.06
Net realized and unrealized gain (loss)	(.16)	2.27	(.36)	–D
Total from investment operations	(.01)	2.33	(.22)	.06
Distributions from net investment income	(.21)	(.09)	(.12)	(.09)
Distributions from net realized gain	(.52)	(.33)	(.12)	(.07)
Total distributions	(.73)	(.42)	(.24)	(.16)
Net asset value, end of period	$10.61	$11.35	$9.44	$9.90
Total ReturnE,F	(.40)%	24.86%	(2.50)%	.67%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.98%	.98%	.98%	.99%I
Expenses net of fee waivers, if any	.98%	.98%	.98%	.99%I
Expenses net of all reductions	.98%	.98%	.98%	.99%I
Net investment income (loss)	1.29%	.52%	1.33%	.99%I
Supplemental Data
Net assets, end of period (000 omitted)	$627	$696	$107	$101
Portfolio turnover rateJ	47%	43%	40%	52%I

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class C

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.28	$9.39	$9.87	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.09	–D	.08	.03
Net realized and unrealized gain (loss)	(.16)	2.26	(.36)	–D
Total from investment operations	(.07)	2.26	(.28)	.03
Distributions from net investment income	(.18)	(.05)	(.08)	(.09)
Distributions from net realized gain	(.52)	(.33)	(.12)	(.07)
Total distributions	(.70)	(.37)E	(.20)	(.16)
Net asset value, end of period	$10.51	$11.28	$9.39	$9.87
Total ReturnF,G	(.94)%	24.28%	(3.04)%	.43%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	1.48%	1.48%	1.48%	1.50%J,K
Expenses net of fee waivers, if any	1.48%	1.48%	1.48%	1.50%J,K
Expenses net of all reductions	1.48%	1.48%	1.48%	1.50%J,K
Net investment income (loss)	.79%	.02%	.83%	.48%J
Supplemental Data
Net assets, end of period (000 omitted)	$606	$763	$467	$144
Portfolio turnover rateL	47%	43%	40%	52%J

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.37	$9.44	$9.91	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.20	.11	.19	.08
Net realized and unrealized gain (loss)	(.16)	2.27	(.37)	.01
Total from investment operations	.04	2.38	(.18)	.09
Distributions from net investment income	(.26)	(.13)	(.17)	(.11)
Distributions from net realized gain	(.52)	(.33)	(.12)	(.07)
Total distributions	(.78)	(.45)D	(.29)	(.18)
Net asset value, end of period	$10.63	$11.37	$9.44	$9.91
Total ReturnE	.03%	25.50%	(2.09)%	1.02%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.48%	.48%	.49%H	.49%I
Expenses net of fee waivers, if any	.48%	.48%	.49%H	.49%I
Expenses net of all reductions	.48%	.48%	.49%H	.49%I
Net investment income (loss)	1.79%	1.02%	1.83%	1.49%I
Supplemental Data
Net assets, end of period (000 omitted)	$13,189	$11,995	$8,440	$468
Portfolio turnover rateJ	47%	43%	40%	52%I

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class K

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.40	$9.45	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.22	.12	.20	.09
Net realized and unrealized gain (loss)	(.17)	2.29	(.37)	–D
Total from investment operations	.05	2.41	(.17)	.09
Distributions from net investment income	(.28)	(.13)	(.18)	(.11)
Distributions from net realized gain	(.52)	(.33)	(.12)	(.07)
Total distributions	(.79)E	(.46)	(.30)	(.17)E
Net asset value, end of period	$10.66	$11.40	$9.45	$9.92
Total ReturnF	.16%	25.74%	(2.03)%	1.07%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.38%	.38%	.38%	.39%I
Expenses net of fee waivers, if any	.38%	.38%	.38%	.39%I
Expenses net of all reductions	.38%	.38%	.38%	.39%I
Net investment income (loss)	1.89%	1.12%	1.93%	1.59%I
Supplemental Data
Net assets, end of period (000 omitted)	$7,338	$5,237	$6,147	$101
Portfolio turnover rateJ	47%	43%	40%	52%I

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class K6

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.41	$9.47	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.23	.13	.21	.09
Net realized and unrealized gain (loss)	(.16)	2.28	(.37)	.01D
Total from investment operations	.07	2.41	(.16)	.10
Distributions from net investment income	(.27)	(.14)	(.17)	(.11)
Distributions from net realized gain	(.52)	(.33)	(.12)	(.07)
Total distributions	(.79)	(.47)	(.29)	(.18)
Net asset value, end of period	$10.69	$11.41	$9.47	$9.92
Total ReturnE	.28%	25.71%	(1.86)%	1.12%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.28%	.28%	.28%	.30%H,I
Expenses net of fee waivers, if any	.28%	.28%	.28%	.30%H,I
Expenses net of all reductions	.28%	.28%	.28%	.30%H,I
Net investment income (loss)	1.99%	1.22%	2.03%	1.68%H
Supplemental Data
Net assets, end of period (000 omitted)	$85,899	$208,674	$162,504	$8,164
Portfolio turnover rateJ	47%	43%	40%	52%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class I

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.38	$9.44	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.20	.11	.19	.08
Net realized and unrealized gain (loss)	(.17)	2.28	(.37)	.01
Total from investment operations	.03	2.39	(.18)	.09
Distributions from net investment income	(.26)	(.12)	(.18)	(.10)
Distributions from net realized gain	(.52)	(.33)	(.12)	(.07)
Total distributions	(.78)	(.45)	(.30)	(.17)
Net asset value, end of period	$10.63	$11.38	$9.44	$9.92
Total ReturnD	(.03)%	25.55%	(2.09)%	1.04%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.48%	.48%	.48%	.49%G
Expenses net of fee waivers, if any	.48%	.48%	.48%	.49%G
Expenses net of all reductions	.48%	.48%	.48%	.49%G
Net investment income (loss)	1.79%	1.02%	1.83%	1.49%G
Supplemental Data
Net assets, end of period (000 omitted)	$5,025	$5,420	$3,592	$101
Portfolio turnover rateH	47%	43%	40%	52%G

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Premier Class

Years ended March 31,	2022 A
Selected Per–Share Data
Net asset value, beginning of period	$11.55
Income from Investment Operations
Net investment income (loss)B,C	.40
Net realized and unrealized gain (loss)	(.47)
Total from investment operations	(.07)
Distributions from net investment income	(.30)
Distributions from net realized gain	(.52)
Total distributions	(.81)D
Net asset value, end of period	$10.67
Total ReturnE	(.88)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.25%H
Expenses net of fee waivers, if any	.25%H
Expenses net of all reductions	.25%H
Net investment income (loss)	3.58%H
Supplemental Data
Net assets, end of period (000 omitted)	$110,493
Portfolio turnover rateI	47%

 A For the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class Z

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.42	$9.47	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.22	.12	.20	.09
Net realized and unrealized gain (loss)	(.17)	2.29	(.37)	–D
Total from investment operations	.05	2.41	(.17)	.09
Distributions from net investment income	(.27)	(.13)	(.16)	(.11)
Distributions from net realized gain	(.52)	(.33)	(.12)	(.07)
Total distributions	(.79)	(.46)	(.28)	(.17)E
Net asset value, end of period	$10.68	$11.42	$9.47	$9.92
Total ReturnF	.13%	25.70%	(1.99)%	1.07%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.38%	.38%	.38%	.39%I
Expenses net of fee waivers, if any	.38%	.38%	.38%	.39%I
Expenses net of all reductions	.38%	.38%	.38%	.39%I
Net investment income (loss)	1.89%	1.12%	1.93%	1.59%I
Supplemental Data
Net assets, end of period (000 omitted)	$125	$124	$99	$101
Portfolio turnover rateJ	47%	43%	40%	52%I

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class Z6

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.40	$9.46	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.22	.13	.21	.10
Net realized and unrealized gain (loss)	(.15)	2.29	(.37)	–
Total from investment operations	.07	2.42	(.16)	.10
Distributions from net investment income	(.29)	(.15)	(.18)	(.11)
Distributions from net realized gain	(.52)	(.33)	(.12)	(.07)
Total distributions	(.81)	(.48)	(.30)	(.18)
Net asset value, end of period	$10.66	$11.40	$9.46	$9.92
Total ReturnD	.27%	25.84%	(1.95)%	1.12%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.28%	.28%	.28%	.29%G
Expenses net of fee waivers, if any	.28%	.28%	.28%	.29%G
Expenses net of all reductions	.28%	.28%	.28%	.29%G
Net investment income (loss)	1.99%	1.22%	2.03%	1.69%G
Supplemental Data
Net assets, end of period (000 omitted)	$29,532	$1,740	$667	$101
Portfolio turnover rateH	47%	43%	40%	52%G

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	8.5
Fidelity Series Investment Grade Bond Fund	8.4
Fidelity Series Government Bond Index Fund	8.0
Fidelity Series Large Cap Value Index Fund	7.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.9
Fidelity Series Investment Grade Securitized Fund	5.9
Fidelity Series Corporate Bond Fund	5.7
Fidelity Series Blue Chip Growth Fund	5.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.3
Fidelity Series International Value Fund	3.8
64.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	25.6%
International Equity Funds	25.3%
Bond Funds	46.4%
Short-Term Funds	2.6%
Short-Term Investments	0.1%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2020 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.39% 4/14/22 to 6/9/22 (a)
(Cost $379,878)	380,000	379,891
	Shares	Value

Domestic Equity Funds - 25.6%
Fidelity Series Blue Chip Growth Fund (b)	3,028,719	$43,522,692
Fidelity Series Commodity Strategy Fund (b)	2,369,127	12,106,241
Fidelity Series Large Cap Growth Index Fund (b)	1,557,949	27,419,894
Fidelity Series Large Cap Stock Fund (b)	1,609,578	30,598,070
Fidelity Series Large Cap Value Index Fund (b)	3,813,198	58,570,718
Fidelity Series Small Cap Opportunities Fund (b)	1,080,964	14,722,732
Fidelity Series Value Discovery Fund (b)	1,353,454	21,655,267
TOTAL DOMESTIC EQUITY FUNDS
(Cost $171,326,632)		208,595,614

International Equity Funds - 25.3%
Fidelity Series Canada Fund (b)	974,577	15,125,428
Fidelity Series Emerging Markets Fund (b)	830,045	7,702,820
Fidelity Series Emerging Markets Opportunities Fund (b)	3,772,735	69,418,322
Fidelity Series International Growth Fund (b)	1,834,574	30,417,235
Fidelity Series International Index Fund (b)	1,121,399	12,828,800
Fidelity Series International Small Cap Fund (b)	532,303	9,554,843
Fidelity Series International Value Fund (b)	2,797,483	30,856,233
Fidelity Series Overseas Fund (b)	2,434,150	30,718,970
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $193,199,666)		206,622,651

Bond Funds - 46.4%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	911,856	9,145,917
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	5,899,343	56,633,688
Fidelity Series Corporate Bond Fund (b)	4,611,523	46,576,379
Fidelity Series Emerging Markets Debt Fund (b)	488,326	4,028,694
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	151,651	1,366,372
Fidelity Series Floating Rate High Income Fund (b)	89,616	823,575
Fidelity Series Government Bond Index Fund (b)	6,529,066	65,160,081
Fidelity Series High Income Fund (b)	540,087	4,909,390
Fidelity Series Inflation-Protected Bond Index Fund (b)	877,395	8,905,559
Fidelity Series International Developed Markets Bond Index Fund (b)	2,786,326	25,996,419
Fidelity Series Investment Grade Bond Fund (b)	6,281,670	68,533,019
Fidelity Series Investment Grade Securitized Fund (b)	4,939,521	48,012,139
Fidelity Series Long-Term Treasury Bond Index Fund (b)	4,649,783	35,431,350
Fidelity Series Real Estate Income Fund (b)	260,448	2,958,695
TOTAL BOND FUNDS
(Cost $395,798,210)		378,481,277

Short-Term Funds - 2.6%
Fidelity Cash Central Fund 0.31% (c)	529,828	529,934
Fidelity Series Government Money Market Fund 0.31% (b)(d)	4,161,117	4,161,117
Fidelity Series Short-Term Credit Fund (b)	427,723	4,170,295
Fidelity Series Treasury Bill Index Fund (b)	1,249,735	12,484,851
TOTAL SHORT-TERM FUNDS
(Cost $21,431,291)		21,346,197
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $782,135,677)		815,425,630
NET OTHER ASSETS (LIABILITIES) - 0.0%		(54,398)
NET ASSETS - 100%		$815,371,232

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	20	June 2022	$2,144,400	$121,904	$121,904
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	43	June 2022	2,419,825	135,426	135,426
Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	16	June 2022	3,624,600	(85,262)	(85,262)
TOTAL FUTURES CONTRACTS					$172,068

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $1,041,868.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $379,891.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$--	$1,661,747	$1,131,813	$116	$--	$--	$529,934	0.0%
Total	$--	$1,661,747	$1,131,813	$116	$--	$--	$529,934

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$17,792,661	$8,623,200	$38,095	$(22,913)	$5,042	$9,145,917
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	63,865,983	4,981,909	309,648	(123,222)	(2,127,164)	56,633,688
Fidelity Series Blue Chip Growth Fund	43,379,480	29,370,124	21,286,844	9,902,962	49,948	(7,990,016)	43,522,692
Fidelity Series Canada Fund	10,364,641	5,424,184	3,155,490	321,883	47,883	2,444,210	15,125,428
Fidelity Series Commodity Strategy Fund	21,195,466	12,311,105	22,115,947	7,278,103	(718,667)	1,434,284	12,106,241
Fidelity Series Corporate Bond Fund	43,748,916	17,316,786	11,059,599	1,356,751	(161,679)	(3,268,045)	46,576,379
Fidelity Series Emerging Markets Debt Fund	4,175,479	1,319,276	1,034,784	205,721	(36,740)	(394,537)	4,028,694
Fidelity Series Emerging Markets Debt Local Currency Fund	1,395,685	468,682	333,961	58,690	(13,083)	(150,951)	1,366,372
Fidelity Series Emerging Markets Fund	8,431,739	3,483,337	2,324,814	274,366	(32,215)	(1,855,227)	7,702,820
Fidelity Series Emerging Markets Opportunities Fund	75,801,658	40,115,873	22,216,118	8,673,092	(392,138)	(23,890,953)	69,418,322
Fidelity Series Floating Rate High Income Fund	841,193	269,088	286,682	38,394	(592)	568	823,575
Fidelity Series Government Bond Index Fund	53,943,973	25,067,843	10,632,836	672,309	(178,399)	(3,040,500)	65,160,081
Fidelity Series Government Money Market Fund 0.31%	22,226,804	3,452,248	21,517,935	10,965	--	--	4,161,117
Fidelity Series High Income Fund	4,845,795	1,563,652	1,327,604	284,484	(16,303)	(156,150)	4,909,390
Fidelity Series Inflation-Protected Bond Index Fund	54,821,488	14,141,612	60,260,186	2,419,300	3,420,801	(3,218,156)	8,905,559
Fidelity Series International Developed Markets Bond Index Fund	--	28,403,610	1,244,612	8,829	(17,942)	(1,144,637)	25,996,419
Fidelity Series International Growth Fund	25,489,613	16,168,389	8,169,252	2,606,298	(97,961)	(2,973,554)	30,417,235
Fidelity Series International Index Fund	10,641,626	5,421,858	2,787,943	346,292	(46,264)	(400,477)	12,828,800
Fidelity Series International Small Cap Fund	9,193,285	3,922,712	1,939,353	1,354,961	(52,420)	(1,569,381)	9,554,843
Fidelity Series International Value Fund	25,461,214	14,220,989	9,096,095	1,634,974	(46,823)	316,948	30,856,233
Fidelity Series Investment Grade Bond Fund	59,871,280	25,134,790	12,603,247	1,510,504	(186,015)	(3,683,789)	68,533,019
Fidelity Series Investment Grade Securitized Fund	41,948,596	17,457,862	8,620,456	403,864	(88,077)	(2,685,786)	48,012,139
Fidelity Series Large Cap Growth Index Fund	27,381,134	11,510,535	14,911,060	916,832	1,370,497	2,068,788	27,419,894
Fidelity Series Large Cap Stock Fund	29,905,279	12,623,783	12,787,925	2,982,514	213,973	642,960	30,598,070
Fidelity Series Large Cap Value Index Fund	57,124,220	23,258,677	24,482,938	4,174,762	314,380	2,356,379	58,570,718
Fidelity Series Long-Term Treasury Bond Index Fund	20,887,980	22,854,314	6,977,625	622,483	(593,856)	(739,463)	35,431,350
Fidelity Series Overseas Fund	25,532,703	14,358,389	8,672,248	965,332	227,806	(727,680)	30,718,970
Fidelity Series Real Estate Income Fund	2,902,692	810,269	835,150	125,432	(213)	81,097	2,958,695
Fidelity Series Short-Term Credit Fund	10,962,432	4,276,025	10,725,207	187,724	(74,057)	(268,898)	4,170,295
Fidelity Series Small Cap Opportunities Fund	14,446,187	9,553,053	5,646,523	4,021,610	(230,888)	(3,399,097)	14,722,732
Fidelity Series Treasury Bill Index Fund	35,318,191	13,609,088	36,422,423	25,140	(910)	(19,095)	12,484,851
Fidelity Series Value Discovery Fund	21,106,888	9,459,448	9,031,875	2,652,126	186,956	(66,150)	21,655,267
Total	$763,345,637	$469,006,245	$366,111,841	$56,384,440	$2,700,867	$(54,419,430)	$814,515,805

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$379,891	$--	$379,891	$--
Domestic Equity Funds	208,595,614	208,595,614	--	--
International Equity Funds	206,622,651	206,622,651	--	--
Bond Funds	378,481,277	378,481,277	--	--
Short-Term Funds	21,346,197	21,346,197	--	--
Total Investments in Securities:	$815,425,630	$815,045,739	$379,891	$--
Derivative Instruments:
Assets
Futures Contracts	$257,330	$257,330	$--	$--
Total Assets	$257,330	$257,330	$--	$--
Liabilities
Futures Contracts	$(85,262)	$(85,262)	$--	$--
Total Liabilities	$(85,262)	$(85,262)	$--	$--
Total Derivative Instruments:	$172,068	$172,068	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$257,330	$(85,262)
Total Equity Risk	257,330	(85,262)
Total Value of Derivatives	$257,330	$(85,262)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $379,878)	$379,891
Fidelity Central Funds (cost $529,934)	529,934
Other affiliated issuers (cost $781,225,865)	814,515,805
Total Investment in Securities (cost $782,135,677)		$815,425,630
Cash		1
Receivable for investments sold		19,928,635
Receivable for fund shares sold		832,592
Distributions receivable from Fidelity Central Funds		77
Total assets		836,186,935
Liabilities
Payable for investments purchased	$17,906,561
Payable for fund shares redeemed	2,661,691
Accrued management fee	203,822
Distribution and service plan fees payable	2,841
Payable for daily variation margin on futures contracts	40,788
Total liabilities		20,815,703
Net Assets		$815,371,232
Net Assets consist of:
Paid in capital		$769,284,702
Total accumulated earnings (loss)		46,086,530
Net Assets		$815,371,232
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($5,799,770 ÷ 533,882 shares)(a)		$10.86
Maximum offering price per share (100/94.25 of $10.86)		$11.52
Class M:
Net Asset Value and redemption price per share ($1,434,062 ÷ 132,192 shares)(a)		$10.85
Maximum offering price per share (100/96.50 of $10.85)		$11.24
Class C:
Net Asset Value and offering price per share ($1,315,501 ÷ 122,091 shares)(a)		$10.77
Fidelity Freedom Blend 2020 Fund:
Net Asset Value, offering price and redemption price per share ($60,069,918 ÷ 5,519,219 shares)		$10.88
Class K:
Net Asset Value, offering price and redemption price per share ($23,620,526 ÷ 2,163,781 shares)		$10.92
Class K6:
Net Asset Value, offering price and redemption price per share ($296,601,274 ÷ 27,060,822 shares)		$10.96
Class I:
Net Asset Value, offering price and redemption price per share ($9,094,879 ÷ 834,768 shares)		$10.90
Class Z:
Net Asset Value, offering price and redemption price per share ($740,185 ÷ 67,696 shares)		$10.93
Class Z6:
Net Asset Value, offering price and redemption price per share ($52,551,734 ÷ 4,806,409 shares)		$10.93
Premier Class:
Net Asset Value, offering price and redemption price per share ($364,143,383 ÷ 33,290,345 shares)		$10.94

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$23,479,951
Interest		104
Income from Fidelity Central Funds		116
Total income		23,480,171
Expenses
Management fee	$2,518,828
Distribution and service plan fees	32,224
Independent trustees' fees and expenses	2,507
Total expenses		2,553,559
Net investment income (loss)		20,926,612
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	2,700,867
Futures contracts	(160,385)
Capital gain distributions from underlying funds:
Affiliated issuers	32,904,489
Total net realized gain (loss)		35,444,971
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	13
Affiliated issuers	(54,419,430)
Futures contracts	172,068
Total change in net unrealized appreciation (depreciation)		(54,247,349)
Net gain (loss)		(18,802,378)
Net increase (decrease) in net assets resulting from operations		$2,124,234

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,926,612	$8,595,610
Net realized gain (loss)	35,444,971	35,440,691
Change in net unrealized appreciation (depreciation)	(54,247,349)	132,351,594
Net increase (decrease) in net assets resulting from operations	2,124,234	176,387,895
Distributions to shareholders	(59,532,715)	(31,508,612)
Share transactions - net increase (decrease)	109,626,571	89,637,657
Total increase (decrease) in net assets	52,218,090	234,516,940
Net Assets
Beginning of period	763,153,142	528,636,202
End of period	$815,371,232	$763,153,142

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2020 Fund Class A

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.61	$9.30	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.18	.09	.16	.05
Net realized and unrealized gain (loss)	(.12)	2.70	(.49)	(.01)
Total from investment operations	.06	2.79	(.33)	.04
Distributions from net investment income	(.25)	(.11)	(.15)	(.07)
Distributions from net realized gain	(.56)	(.37)	(.14)	(.05)
Total distributions	(.81)	(.48)	(.29)	(.12)
Net asset value, end of period	$10.86	$11.61	$9.30	$9.92
Total ReturnD,E,F	.19%	30.27%	(3.65)%	.55%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.74%	.74%	.75%	.77%I,J
Expenses net of fee waivers, if any	.74%	.74%	.75%	.77%I,J
Expenses net of all reductions	.74%	.74%	.75%	.77%I,J
Net investment income (loss)	1.50%	.82%	1.57%	.81%I
Supplemental Data
Net assets, end of period (000 omitted)	$5,800	$3,303	$1,422	$894
Portfolio turnover rateK	44%	37%	40%	78%I

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class M

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.60	$9.29	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.15	.06	.13	.03
Net realized and unrealized gain (loss)	(.12)	2.71	(.48)	(.01)
Total from investment operations	.03	2.77	(.35)	.02
Distributions from net investment income	(.22)	(.10)	(.14)	(.05)
Distributions from net realized gain	(.56)	(.37)	(.14)	(.05)
Total distributions	(.78)	(.46)D	(.28)	(.10)
Net asset value, end of period	$10.85	$11.60	$9.29	$9.92
Total ReturnE,F	(.07)%	30.14%	(3.91)%	.33%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.99%	.99%	1.00%	1.00%I
Expenses net of fee waivers, if any	.99%	.99%	1.00%	1.00%I
Expenses net of all reductions	.99%	.99%	1.00%	1.00%I
Net investment income (loss)	1.25%	.56%	1.32%	.58%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,434	$1,433	$267	$107
Portfolio turnover rateJ	44%	37%	40%	78%I

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class C

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.54	$9.26	$9.90	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.09	.01	.08	–D
Net realized and unrealized gain (loss)	(.11)	2.69	(.49)	–D
Total from investment operations	(.02)	2.70	(.41)	–D
Distributions from net investment income	(.19)	(.05)	(.09)	(.05)
Distributions from net realized gain	(.56)	(.36)	(.14)	(.05)
Total distributions	(.75)	(.42)E	(.23)	(.10)
Net asset value, end of period	$10.77	$11.54	$9.26	$9.90
Total ReturnF,G,H	(.56)%	29.38%	(4.42)%	.08%
Ratios to Average Net AssetsC,I,J
Expenses before reductions	1.49%	1.49%	1.50%	1.52%K,L
Expenses net of fee waivers, if any	1.49%	1.49%	1.50%	1.52%K,L
Expenses net of all reductions	1.49%	1.48%	1.50%	1.52%K,L
Net investment income (loss)	.75%	.08%	.82%	.06%K
Supplemental Data
Net assets, end of period (000 omitted)	$1,316	$1,027	$413	$385
Portfolio turnover rateM	44%	37%	40%	78%K

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.63	$9.31	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.20	.12	.18	.06
Net realized and unrealized gain (loss)	(.11)	2.70	(.48)	(.01)
Total from investment operations	.09	2.82	(.30)	.05
Distributions from net investment income	(.28)	(.13)	(.17)	(.08)
Distributions from net realized gain	(.57)	(.37)	(.14)	(.05)
Total distributions	(.84)D	(.50)	(.31)	(.13)
Net asset value, end of period	$10.88	$11.63	$9.31	$9.92
Total ReturnE	.45%	30.61%	(3.38)%	.63%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.49%	.49%	.51%H	.50%I
Expenses net of fee waivers, if any	.49%	.49%	.51%H	.50%I
Expenses net of all reductions	.49%	.49%	.51%H	.50%I
Net investment income (loss)	1.75%	1.07%	1.81%	1.08%I
Supplemental Data
Net assets, end of period (000 omitted)	$60,070	$33,411	$19,124	$1,168
Portfolio turnover rateJ	44%	37%	40%	78%I

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class K

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.66	$9.32	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.22	.13	.20	.07
Net realized and unrealized gain (loss)	(.11)	2.71	(.49)	(.01)
Total from investment operations	.11	2.84	(.29)	.06
Distributions from net investment income	(.28)	(.14)	(.19)	(.07)
Distributions from net realized gain	(.57)	(.37)	(.14)	(.05)
Total distributions	(.85)	(.50)D	(.33)	(.12)
Net asset value, end of period	$10.92	$11.66	$9.32	$9.94
Total ReturnE	.57%	30.84%	(3.35)%	.73%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.39%	.39%	.40%	.40%H
Expenses net of fee waivers, if any	.39%	.39%	.40%	.40%H
Expenses net of all reductions	.39%	.39%	.40%	.40%H
Net investment income (loss)	1.85%	1.17%	1.92%	1.18%H
Supplemental Data
Net assets, end of period (000 omitted)	$23,621	$26,939	$23,420	$101
Portfolio turnover rateI	44%	37%	40%	78%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class K6

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.68	$9.34	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.23	.14	.21	.07
Net realized and unrealized gain (loss)	(.11)	2.71	(.49)	–D
Total from investment operations	.12	2.85	(.28)	.07
Distributions from net investment income	(.28)	(.15)	(.18)	(.08)
Distributions from net realized gain	(.57)	(.37)	(.14)	(.05)
Total distributions	(.84)E	(.51)E	(.32)	(.13)
Net asset value, end of period	$10.96	$11.68	$9.34	$9.94
Total ReturnF,G	.68%	30.88%	(3.21)%	.77%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.29%	.29%	.30%	.31%J,K
Expenses net of fee waivers, if any	.29%	.29%	.30%	.31%J,K
Expenses net of all reductions	.29%	.29%	.30%	.31%J,K
Net investment income (loss)	1.95%	1.27%	2.02%	1.27%J
Supplemental Data
Net assets, end of period (000 omitted)	$296,601	$684,575	$476,911	$21,065
Portfolio turnover rateL	44%	37%	40%	78%J

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class I

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.64	$9.31	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.21	.12	.19	.06
Net realized and unrealized gain (loss)	(.11)	2.71	(.50)	–D
Total from investment operations	.10	2.83	(.31)	.06
Distributions from net investment income	(.28)	(.13)	(.18)	(.07)
Distributions from net realized gain	(.57)	(.37)	(.14)	(.05)
Total distributions	(.84)E	(.50)	(.32)	(.12)
Net asset value, end of period	$10.90	$11.64	$9.31	$9.94
Total ReturnF	.51%	30.71%	(3.50)%	.69%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.49%	.49%	.51%I	.50%J
Expenses net of fee waivers, if any	.49%	.49%	.51%I	.50%J
Expenses net of all reductions	.49%	.49%	.51%I	.50%J
Net investment income (loss)	1.75%	1.07%	1.81%	1.08%J
Supplemental Data
Net assets, end of period (000 omitted)	$9,095	$8,555	$5,169	$121
Portfolio turnover rateK	44%	37%	40%	78%J
 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Premier Class

Years ended March 31,	2022 A
Selected Per–Share Data
Net asset value, beginning of period	$11.85
Income from Investment Operations
Net investment income (loss)B,C	.43
Net realized and unrealized gain (loss)	(.47)
Total from investment operations	(.04)
Distributions from net investment income	(.31)
Distributions from net realized gain	(.57)
Total distributions	(.87)D
Net asset value, end of period	$10.94
Total ReturnE	(.69)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.26%H
Expenses net of fee waivers, if any	.26%H
Expenses net of all reductions	.26%H
Net investment income (loss)	3.69%H
Supplemental Data
Net assets, end of period (000 omitted)	$364,143
Portfolio turnover rateI	44%

 A For the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class Z

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.68	$9.34	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.22	.13	.20	.07
Net realized and unrealized gain (loss)	(.11)	2.71	(.50)	(.01)
Total from investment operations	.11	2.84	(.30)	.06
Distributions from net investment income	(.29)	(.14)	(.17)	(.07)
Distributions from net realized gain	(.57)	(.37)	(.14)	(.05)
Total distributions	(.86)	(.50)D	(.30)D	(.12)
Net asset value, end of period	$10.93	$11.68	$9.34	$9.94
Total ReturnE	.55%	30.77%	(3.35)%	.73%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.39%	.39%	.40%	.40%H
Expenses net of fee waivers, if any	.39%	.39%	.40%	.40%H
Expenses net of all reductions	.39%	.39%	.40%	.40%H
Net investment income (loss)	1.85%	1.17%	1.92%	1.18%H
Supplemental Data
Net assets, end of period (000 omitted)	$740	$158	$121	$101
Portfolio turnover rateI	44%	37%	40%	78%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class Z6

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.68	$9.34	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.23	.14	.20	.07
Net realized and unrealized gain (loss)	(.11)	2.71	(.48)	–D
Total from investment operations	.12	2.85	(.28)	.07
Distributions from net investment income	(.30)	(.15)	(.18)	(.08)
Distributions from net realized gain	(.57)	(.37)	(.14)	(.05)
Total distributions	(.87)	(.51)E	(.32)	(.13)
Net asset value, end of period	$10.93	$11.68	$9.34	$9.94
Total ReturnF	.63%	30.88%	(3.19)%	.77%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.29%	.29%	.31%I	.30%J
Expenses net of fee waivers, if any	.29%	.29%	.31%I	.30%J
Expenses net of all reductions	.29%	.29%	.31%I	.30%J
Net investment income (loss)	1.95%	1.27%	2.01%	1.28%J
Supplemental Data
Net assets, end of period (000 omitted)	$52,552	$3,752	$1,790	$101
Portfolio turnover rateK	44%	37%	40%	78%J

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	9.2
Fidelity Series Large Cap Value Index Fund	8.4
Fidelity Series Investment Grade Bond Fund	7.4
Fidelity Series Government Bond Index Fund	7.1
Fidelity Series Blue Chip Growth Fund	6.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.9
Fidelity Series Investment Grade Securitized Fund	5.2
Fidelity Series Corporate Bond Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.7
Fidelity Series Large Cap Stock Fund	4.4
63.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	29.6%
International Equity Funds	28.0%
Bond Funds	41.1%
Short-Term Funds	1.2%
Short-Term Investments	0.1%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2025 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.5% 4/14/22 to 6/23/22 (a)
(Cost $719,770)	720,000	719,797
	Shares	Value

Domestic Equity Funds - 29.6%
Fidelity Series Blue Chip Growth Fund (b)	6,471,307	$92,992,682
Fidelity Series Commodity Strategy Fund (b)	4,345,501	22,205,513
Fidelity Series Large Cap Growth Index Fund (b)	3,328,960	58,589,695
Fidelity Series Large Cap Stock Fund (b)	3,439,049	65,376,329
Fidelity Series Large Cap Value Index Fund (b)	8,147,529	125,146,053
Fidelity Series Small Cap Opportunities Fund (b)	2,309,562	31,456,232
Fidelity Series Value Discovery Fund (b)	2,891,805	46,268,874
TOTAL DOMESTIC EQUITY FUNDS
(Cost $376,327,044)		442,035,378

International Equity Funds - 28.0%
Fidelity Series Canada Fund (b)	2,009,792	31,191,964
Fidelity Series Emerging Markets Fund (b)	1,643,514	15,251,806
Fidelity Series Emerging Markets Opportunities Fund (b)	7,470,664	137,460,211
Fidelity Series International Growth Fund (b)	3,770,095	62,508,182
Fidelity Series International Index Fund (b)	2,314,239	26,474,889
Fidelity Series International Small Cap Fund (b)	1,097,674	19,703,247
Fidelity Series International Value Fund (b)	5,728,408	63,184,340
Fidelity Series Overseas Fund (b)	4,986,721	62,932,419
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $405,432,482)		418,707,058

Bond Funds - 41.1%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	9,199,327	88,313,540
Fidelity Series Corporate Bond Fund (b)	7,457,324	75,318,971
Fidelity Series Emerging Markets Debt Fund (b)	894,178	7,376,970
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	277,461	2,499,926
Fidelity Series Floating Rate High Income Fund (b)	163,933	1,506,542
Fidelity Series Government Bond Index Fund (b)	10,559,964	105,388,442
Fidelity Series High Income Fund (b)	990,522	9,003,844
Fidelity Series Inflation-Protected Bond Index Fund (b)	1,295,132	13,145,591
Fidelity Series International Developed Markets Bond Index Fund (b)	5,005,376	46,700,158
Fidelity Series Investment Grade Bond Fund (b)	10,159,987	110,845,459
Fidelity Series Investment Grade Securitized Fund (b)	7,987,637	77,639,832
Fidelity Series Long-Term Treasury Bond Index Fund (b)	9,314,447	70,976,087
Fidelity Series Real Estate Income Fund (b)	476,749	5,415,869
TOTAL BOND FUNDS
(Cost $646,574,754)		614,131,231

Short-Term Funds - 1.2%
Fidelity Cash Central Fund 0.31% (c)	897,289	897,468
Fidelity Series Government Money Market Fund 0.31% (b)(d)	3,469,402	3,469,402
Fidelity Series Short-Term Credit Fund (b)	356,732	3,478,139
Fidelity Series Treasury Bill Index Fund (b)	1,041,981	10,409,392
TOTAL SHORT-TERM FUNDS
(Cost $18,323,842)		18,254,401
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,447,377,892)		1,493,847,865
NET OTHER ASSETS (LIABILITIES) - 0.0%		(102,440)
NET ASSETS - 100%		$1,493,745,425

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	36	June 2022	$3,859,920	$219,427	$219,427
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	78	June 2022	4,389,450	227,063	227,063
Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	29	June 2022	6,569,588	(172,472)	(172,472)
TOTAL FUTURES CONTRACTS					$274,018

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $2,028,631

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $719,797.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$1,308	$3,128,781	$2,232,621	$211	$--	$--	$897,468	0.0%
Total	$1,308	$3,128,781	$2,232,621	$211	$--	$--	$897,468

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$24,044,478	$24,042,706	$21,194	$1,383	$--	$--
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	96,475,314	4,735,588	449,965	(168,291)	(3,257,895)	88,313,540
Fidelity Series Blue Chip Growth Fund	76,811,051	64,909,131	32,080,664	19,448,865	(693,586)	(15,953,250)	92,992,682
Fidelity Series Canada Fund	17,952,376	12,155,994	3,616,919	628,740	(1,608)	4,702,121	31,191,964
Fidelity Series Commodity Strategy Fund	32,532,549	23,733,369	35,234,816	12,317,716	(1,296,164)	2,470,575	22,205,513
Fidelity Series Corporate Bond Fund	60,573,797	32,462,704	12,124,258	2,070,073	(212,502)	(5,380,770)	75,318,971
Fidelity Series Emerging Markets Debt Fund	6,408,716	2,897,208	1,144,911	349,734	(35,080)	(748,963)	7,376,970
Fidelity Series Emerging Markets Debt Local Currency Fund	2,142,253	1,017,890	363,893	102,780	(22,384)	(273,940)	2,499,926
Fidelity Series Emerging Markets Fund	13,871,365	7,624,922	2,633,826	519,275	(63,367)	(3,547,288)	15,251,806
Fidelity Series Emerging Markets Opportunities Fund	124,703,347	85,778,559	26,605,688	16,378,796	(1,251,520)	(45,164,487)	137,460,211
Fidelity Series Floating Rate High Income Fund	1,291,097	587,880	370,984	65,290	(495)	(956)	1,506,542
Fidelity Series Government Bond Index Fund	74,691,874	45,874,091	9,940,555	1,026,120	(300,297)	(4,936,671)	105,388,442
Fidelity Series Government Money Market Fund 0.31%	22,389,485	5,418,755	24,338,838	11,557	--	--	3,469,402
Fidelity Series High Income Fund	7,437,420	3,423,508	1,531,546	485,758	(32,729)	(292,809)	9,003,844
Fidelity Series Inflation-Protected Bond Index Fund	74,431,031	26,902,666	88,327,737	3,600,680	3,786,437	(3,646,806)	13,145,591
Fidelity Series International Developed Markets Bond Index Fund	--	49,539,792	805,260	14,940	(14,897)	(2,019,477)	46,700,158
Fidelity Series International Growth Fund	44,150,005	34,502,239	9,452,021	5,087,303	(166,198)	(6,525,843)	62,508,182
Fidelity Series International Index Fund	18,432,181	11,988,348	2,903,964	676,447	(63,147)	(978,529)	26,474,889
Fidelity Series International Small Cap Fund	15,923,704	8,819,670	1,612,791	2,643,126	(93,121)	(3,334,215)	19,703,247
Fidelity Series International Value Fund	44,100,749	30,546,439	11,686,406	3,191,342	(196,678)	420,236	63,184,340
Fidelity Series Investment Grade Bond Fund	82,897,779	46,955,718	12,729,166	2,307,069	(282,537)	(5,996,335)	110,845,459
Fidelity Series Investment Grade Securitized Fund	58,082,631	32,284,664	8,293,923	627,860	(138,835)	(4,294,705)	77,639,832
Fidelity Series Large Cap Growth Index Fund	48,484,457	27,087,969	23,115,457	1,838,678	440,345	5,692,381	58,589,695
Fidelity Series Large Cap Stock Fund	52,956,119	29,895,125	18,815,440	5,859,813	(203,264)	1,543,789	65,376,329
Fidelity Series Large Cap Value Index Fund	101,155,964	54,857,346	35,372,847	8,487,399	(247,709)	4,753,299	125,146,053
Fidelity Series Long-Term Treasury Bond Index Fund	32,060,417	50,221,183	8,085,354	1,106,249	(779,155)	(2,441,004)	70,976,087
Fidelity Series Overseas Fund	44,224,368	30,746,497	10,370,099	1,884,230	-9,849	(1,658,498)	62,932,419
Fidelity Series Real Estate Income Fund	4,455,269	1,806,200	956,279	216,287	(7,367)	118,046	5,415,869
Fidelity Series Short-Term Credit Fund	11,042,683	5,442,404	12,643,358	202,047	(156,995)	(206,595)	3,478,139
Fidelity Series Small Cap Opportunities Fund	25,581,041	21,065,264	7,914,210	7,876,301	(595,412)	(6,680,451)	31,456,232
Fidelity Series Treasury Bill Index Fund	35,576,683	17,360,591	42,507,517	26,154	(23,660)	3,295	10,409,392
Fidelity Series Value Discovery Fund	37,376,039	22,014,124	12,951,869	5,429,308	(78,040)	(91,380)	46,268,874
Total	$1,171,736,450	$908,440,042	$487,308,890	$104,951,096	$(2,906,722)	$(97,727,125)	$1,492,230,600

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$719,797	$--	$719,797	$--
Domestic Equity Funds	442,035,378	442,035,378	--	--
International Equity Funds	418,707,058	418,707,058	--	--
Bond Funds	614,131,231	614,131,231	--	--
Short-Term Funds	18,254,401	18,254,401	--	--
Total Investments in Securities:	$1,493,847,865	$1,493,128,068	$719,797	$--
Derivative Instruments:
Assets
Futures Contracts	$446,490	$446,490	$--	$--
Total Assets	$446,490	$446,490	$--	$--
Liabilities
Futures Contracts	$(172,472)	$(172,472)	$--	$--
Total Liabilities	$(172,472)	$(172,472)	$--	$--
Total Derivative Instruments:	$274,018	$274,018	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$446,490	$(172,472)
Total Equity Risk	446,490	(172,472)
Total Value of Derivatives	$446,490	$(172,472)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $719,770)	$719,797
Fidelity Central Funds (cost $897,468)	897,468
Other affiliated issuers (cost $1,445,760,654)	1,492,230,600
Total Investment in Securities (cost $1,447,377,892)		$1,493,847,865
Receivable for investments sold		36,452,956
Receivable for fund shares sold		1,614,258
Distributions receivable from Fidelity Central Funds		134
Total assets		1,531,915,213
Liabilities
Payable for investments purchased	$31,848,705
Payable for fund shares redeemed	5,863,810
Accrued management fee	374,609
Distribution and service plan fees payable	3,855
Payable for daily variation margin on futures contracts	78,809
Total liabilities		38,169,788
Net Assets		$1,493,745,425
Net Assets consist of:
Paid in capital		$1,424,983,487
Total accumulated earnings (loss)		68,761,938
Net Assets		$1,493,745,425
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($7,622,346 ÷ 689,889 shares)(a)		$11.05
Maximum offering price per share (100/94.25 of $11.05)		$11.72
Class M:
Net Asset Value and redemption price per share ($2,248,907 ÷ 202,533 shares)(a)		$11.10
Maximum offering price per share (100/96.50 of $11.10)		$11.50
Class C:
Net Asset Value and offering price per share ($1,695,876 ÷ 154,770 shares)(a)		$10.96
Fidelity Freedom Blend 2025 Fund:
Net Asset Value, offering price and redemption price per share ($93,024,964 ÷ 8,410,114 shares)		$11.06
Class K:
Net Asset Value, offering price and redemption price per share ($36,356,526 ÷ 3,277,182 shares)		$11.09
Class K6:
Net Asset Value, offering price and redemption price per share ($585,570,276 ÷ 52,597,187 shares)		$11.13
Class I:
Net Asset Value, offering price and redemption price per share ($26,357,161 ÷ 2,380,212 shares)		$11.07
Class Z:
Net Asset Value, offering price and redemption price per share ($2,226,236 ÷ 200,446 shares)		$11.11
Class Z6:
Net Asset Value, offering price and redemption price per share ($125,633,103 ÷ 11,315,560 shares)		$11.10
Premier Class:
Net Asset Value, offering price and redemption price per share ($613,010,030 ÷ 55,184,289 shares)		$11.11

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$40,829,690
Interest		212
Income from Fidelity Central Funds		211
Total income		40,830,113
Expenses
Management fee	$4,360,541
Distribution and service plan fees	43,329
Independent trustees' fees and expenses	4,158
Total expenses		4,408,028
Net investment income (loss)		36,422,085
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(2,906,722)
Futures contracts	(360,189)
Capital gain distributions from underlying funds:
Affiliated issuers	64,121,406
Total net realized gain (loss)		60,854,495
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	27
Affiliated issuers	(97,727,125)
Futures contracts	274,018
Total change in net unrealized appreciation (depreciation)		(97,453,080)
Net gain (loss)		(36,598,585)
Net increase (decrease) in net assets resulting from operations		$(176,500)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,422,085	$12,594,230
Net realized gain (loss)	60,854,495	49,362,857
Change in net unrealized appreciation (depreciation)	(97,453,080)	212,792,542
Net increase (decrease) in net assets resulting from operations	(176,500)	274,749,629
Distributions to shareholders	(95,733,101)	(45,065,213)
Share transactions - net increase (decrease)	418,228,992	257,943,636
Total increase (decrease) in net assets	322,319,391	487,628,052
Net Assets
Beginning of period	1,171,426,034	683,797,982
End of period	$1,493,745,425	$1,171,426,034

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2025 Fund Class A

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.71	$9.09	$9.82	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.19	.09	.16	.03
Net realized and unrealized gain (loss)	(.08)	3.01	(.58)	(.02)
Total from investment operations	.11	3.10	(.42)	.01
Distributions from net investment income	(.25)	(.11)	(.15)	(.11)
Distributions from net realized gain	(.52)	(.36)	(.15)	(.08)
Total distributions	(.77)	(.48)D	(.31)D	(.19)
Net asset value, end of period	$11.05	$11.71	$9.09	$9.82
Total ReturnE,F,G	.59%	34.40%	(4.73)%	.29%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.75%	.76%	.76%	.76%J
Expenses net of fee waivers, if any	.75%	.76%	.76%	.76%J
Expenses net of all reductions	.75%	.76%	.76%	.76%J
Net investment income (loss)	1.63%	.85%	1.56%	.58%J
Supplemental Data
Net assets, end of period (000 omitted)	$7,622	$3,751	$1,706	$168
Portfolio turnover rateK	34%	31%	34%	23%J

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class M

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.77	$9.13	$9.82	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.16	.07	.13	.02
Net realized and unrealized gain (loss)	(.08)	3.00	(.58)	(.02)
Total from investment operations	.08	3.07	(.45)	–
Distributions from net investment income	(.24)	(.07)	(.08)	(.10)
Distributions from net realized gain	(.51)	(.36)	(.15)	(.08)
Total distributions	(.75)	(.43)	(.24)D	(.18)
Net asset value, end of period	$11.10	$11.77	$9.13	$9.82
Total ReturnE,F,G	.32%	33.97%	(4.94)%	.16%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	1.00%	1.01%	1.02%J	1.02%J,K
Expenses net of fee waivers, if any	1.00%	1.01%	1.02%J	1.02%J,K
Expenses net of all reductions	1.00%	1.01%	1.02%J	1.02%J,K
Net investment income (loss)	1.38%	.60%	1.31%	.32%K
Supplemental Data
Net assets, end of period (000 omitted)	$2,249	$1,838	$886	$746
Portfolio turnover rateL	34%	31%	34%	23%K

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class C

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.64	$9.05	$9.81	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.10	.01	.08	(.01)
Net realized and unrealized gain (loss)	(.08)	2.98	(.58)	(.02)
Total from investment operations	.02	2.99	(.50)	(.03)
Distributions from net investment income	(.19)	(.05)	(.11)	(.09)
Distributions from net realized gain	(.51)	(.36)	(.15)	(.08)
Total distributions	(.70)	(.40)D	(.26)	(.16)D
Net asset value, end of period	$10.96	$11.64	$9.05	$9.81
Total ReturnE,F,G	(.16)%	33.37%	(5.45)%	(.12)%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	1.50%	1.51%	1.51%	1.51%J
Expenses net of fee waivers, if any	1.50%	1.51%	1.51%	1.51%J
Expenses net of all reductions	1.50%	1.51%	1.51%	1.51%J
Net investment income (loss)	.88%	.10%	.81%	(.17)%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,696	$1,273	$472	$298
Portfolio turnover rateK	34%	31%	34%	23%J

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$9.10	$9.82	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.22	.12	.18	.05
Net realized and unrealized gain (loss)	(.09)	3.01	(.57)	(.03)
Total from investment operations	.13	3.13	(.39)	.02
Distributions from net investment income	(.28)	(.14)	(.17)	(.13)
Distributions from net realized gain	(.53)	(.36)	(.15)	(.08)
Total distributions	(.80)D	(.50)	(.33)D	(.20)D
Net asset value, end of period	$11.06	$11.73	$9.10	$9.82
Total ReturnE,F	.79%	34.74%	(4.45)%	.42%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.50%	.51%	.52%I	.52%I,J
Expenses net of fee waivers, if any	.50%	.51%	.52%I	.52%I,J
Expenses net of all reductions	.50%	.51%	.52%I	.52%I,J
Net investment income (loss)	1.88%	1.10%	1.80%	.83%J
Supplemental Data
Net assets, end of period (000 omitted)	$93,025	$43,207	$21,223	$1,621
Portfolio turnover rateK	34%	31%	34%	23%J

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class K

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.75	$9.11	$9.83	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.24	.13	.20	.05
Net realized and unrealized gain (loss)	(.09)	3.01	(.58)	(.02)
Total from investment operations	.15	3.14	(.38)	.03
Distributions from net investment income	(.28)	(.14)	(.18)	(.12)
Distributions from net realized gain	(.53)	(.36)	(.15)	(.08)
Total distributions	(.81)	(.50)	(.34)D	(.20)
Net asset value, end of period	$11.09	$11.75	$9.11	$9.83
Total ReturnE,F	.90%	34.83%	(4.34)%	.47%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.40%	.41%	.41%	.41%I
Expenses net of fee waivers, if any	.40%	.41%	.41%	.41%I
Expenses net of all reductions	.40%	.41%	.41%	.41%I
Net investment income (loss)	1.98%	1.20%	1.91%	.93%I
Supplemental Data
Net assets, end of period (000 omitted)	$36,357	$31,964	$24,031	$101
Portfolio turnover rateJ	34%	31%	34%	23%I

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class K6

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.77	$9.13	$9.84	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.25	.14	.21	.06
Net realized and unrealized gain (loss)	(.09)	3.01	(.59)	(.02)
Total from investment operations	.16	3.15	(.38)	.04
Distributions from net investment income	(.28)	(.15)	(.18)	(.12)
Distributions from net realized gain	(.53)	(.36)	(.16)	(.08)
Total distributions	(.80)D	(.51)	(.33)D	(.20)
Net asset value, end of period	$11.13	$11.77	$9.13	$9.84
Total ReturnE,F	1.05%	34.86%	(4.28)%	.60%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.30%	.31%	.31%	.32%I,J
Expenses net of fee waivers, if any	.30%	.31%	.31%	.32%I,J
Expenses net of all reductions	.30%	.31%	.31%	.32%I,J
Net investment income (loss)	2.08%	1.30%	2.01%	1.02%I
Supplemental Data
Net assets, end of period (000 omitted)	$585,570	$1,055,963	$623,940	$40,828
Portfolio turnover rateK	34%	31%	34%	23%I

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class I

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$9.10	$9.83	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.22	.12	.18	.05
Net realized and unrealized gain (loss)	(.08)	3.00	(.57)	(.02)
Total from investment operations	.14	3.12	(.39)	.03
Distributions from net investment income	(.27)	(.13)	(.18)	(.12)
Distributions from net realized gain	(.53)	(.36)	(.15)	(.08)
Total distributions	(.80)	(.49)	(.34)D	(.20)
Net asset value, end of period	$11.07	$11.73	$9.10	$9.83
Total ReturnE,F	.80%	34.69%	(4.46)%	.43%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.50%	.51%	.51%	.51%I
Expenses net of fee waivers, if any	.50%	.51%	.51%	.51%I
Expenses net of all reductions	.50%	.51%	.51%	.51%I
Net investment income (loss)	1.88%	1.10%	1.81%	.83%I
Supplemental Data
Net assets, end of period (000 omitted)	$26,357	$24,503	$7,685	$100
Portfolio turnover rateJ	34%	31%	34%	23%I

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Premier Class

Years ended March 31,	2022 A
Selected Per–Share Data
Net asset value, beginning of period	$11.95
Income from Investment Operations
Net investment income (loss)B,C	.44
Net realized and unrealized gain (loss)	(.45)
Total from investment operations	(.01)
Distributions from net investment income	(.31)
Distributions from net realized gain	(.53)
Total distributions	(.83)D
Net asset value, end of period	$11.11
Total ReturnE,F	(.43)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.26%I
Expenses net of fee waivers, if any	.26%I
Expenses net of all reductions	.26%I
Net investment income (loss)	3.72%I
Supplemental Data
Net assets, end of period (000 omitted)	$613,010
Portfolio turnover rateJ	34%

 A For the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class Z

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.77	$9.13	$9.83	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.23	.13	.20	.05
Net realized and unrealized gain (loss)	(.07)	3.01	(.58)	(.02)
Total from investment operations	.16	3.14	(.38)	.03
Distributions from net investment income	(.30)	(.13)	(.17)	(.12)
Distributions from net realized gain	(.53)	(.36)	(.15)	(.08)
Total distributions	(.82)D	(.50)D	(.32)	(.20)
Net asset value, end of period	$11.11	$11.77	$9.13	$9.83
Total ReturnE,F	1.01%	34.72%	(4.30)%	.47%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.40%	.41%	.41%	.41%I
Expenses net of fee waivers, if any	.40%	.41%	.41%	.41%I
Expenses net of all reductions	.40%	.41%	.41%	.41%I
Net investment income (loss)	1.97%	1.20%	1.91%	.93%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,226	$130	$96	$101
Portfolio turnover rateJ	34%	31%	34%	23%I

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class Z6

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.76	$9.12	$9.84	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.24	.14	.20	.06
Net realized and unrealized gain (loss)	(.08)	3.01	(.58)	(.02)
Total from investment operations	.16	3.15	(.38)	.04
Distributions from net investment income	(.30)	(.15)	(.18)	(.12)
Distributions from net realized gain	(.53)	(.36)	(.15)	(.08)
Total distributions	(.82)D	(.51)	(.34)D	(.20)
Net asset value, end of period	$11.10	$11.76	$9.12	$9.84
Total ReturnE,F	1.03%	34.98%	(4.35)%	.60%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.30%	.31%	.32%I	.31%J
Expenses net of fee waivers, if any	.30%	.31%	.32%I	.31%J
Expenses net of all reductions	.30%	.31%	.32%I	.31%J
Net investment income (loss)	2.08%	1.30%	2.01%	1.03%J
Supplemental Data
Net assets, end of period (000 omitted)	$125,633	$8,797	$3,760	$104
Portfolio turnover rateK	34%	31%	34%	23%J

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	9.9
Fidelity Series Large Cap Value Index Fund	9.5
Fidelity Series Blue Chip Growth Fund	7.1
Fidelity Series Investment Grade Bond Fund	6.6
Fidelity Series Government Bond Index Fund	6.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.1
Fidelity Series Large Cap Stock Fund	5.0
Fidelity Series International Value Fund	4.7
Fidelity Series Overseas Fund	4.6
Fidelity Series International Growth Fund	4.6
63.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	33.5%
International Equity Funds	30.7%
Bond Funds	35.2%
Short-Term Funds	0.6%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2030 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.5% 4/14/22 to 6/23/22 (a)
(Cost $809,745)	810,000	809,780
	Shares	Value

Domestic Equity Funds - 33.5%
Fidelity Series Blue Chip Growth Fund (b)	8,065,270	$115,897,931
Fidelity Series Commodity Strategy Fund (b)	4,754,921	24,297,644
Fidelity Series Large Cap Growth Index Fund (b)	4,149,080	73,023,807
Fidelity Series Large Cap Stock Fund (b)	4,286,101	81,478,786
Fidelity Series Large Cap Value Index Fund (b)	10,154,331	155,970,524
Fidelity Series Small Cap Opportunities Fund (b)	2,878,349	39,203,110
Fidelity Series Value Discovery Fund (b)	3,604,078	57,665,247
TOTAL DOMESTIC EQUITY FUNDS
(Cost $470,658,773)		547,537,049

International Equity Funds - 30.7%
Fidelity Series Canada Fund (b)	2,433,183	37,762,995
Fidelity Series Emerging Markets Fund (b)	1,927,319	17,885,519
Fidelity Series Emerging Markets Opportunities Fund (b)	8,760,780	161,198,355
Fidelity Series International Growth Fund (b)	4,561,649	75,632,140
Fidelity Series International Index Fund (b)	2,802,122	32,056,281
Fidelity Series International Small Cap Fund (b)	1,327,022	23,820,045
Fidelity Series International Value Fund (b)	6,925,529	76,388,582
Fidelity Series Overseas Fund (b)	6,026,204	76,050,698
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $488,574,220)		500,794,615

Bond Funds - 35.2%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	4,438,511	42,609,709
Fidelity Series Corporate Bond Fund (b)	7,238,172	73,105,535
Fidelity Series Emerging Markets Debt Fund (b)	975,907	8,051,232
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	302,603	2,726,452
Fidelity Series Floating Rate High Income Fund (b)	178,885	1,643,955
Fidelity Series Government Bond Index Fund (b)	10,251,590	102,310,865
Fidelity Series High Income Fund (b)	1,083,660	9,850,469
Fidelity Series Inflation-Protected Bond Index Fund (b)	1,112,583	11,292,720
Fidelity Series International Developed Markets Bond Index Fund (b)	5,417,135	50,541,874
Fidelity Series Investment Grade Bond Fund (b)	9,863,330	107,608,927
Fidelity Series Investment Grade Securitized Fund (b)	7,753,518	75,364,191
Fidelity Series Long-Term Treasury Bond Index Fund (b)	10,901,379	83,068,505
Fidelity Series Real Estate Income Fund (b)	519,685	5,903,622
TOTAL BOND FUNDS
(Cost $606,883,489)		574,078,056

Short-Term Funds - 0.6%
Fidelity Cash Central Fund 0.31% (c)	1,096,496	1,096,716
Fidelity Series Government Money Market Fund 0.31% (b)(d)	1,650,374	1,650,374
Fidelity Series Short-Term Credit Fund (b)	169,691	1,654,488
Fidelity Series Treasury Bill Index Fund (b)	495,663	4,951,676
TOTAL SHORT-TERM FUNDS
(Cost $9,399,260)		9,353,254
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,576,325,487)		1,632,572,754
NET OTHER ASSETS (LIABILITIES) - 0.0%		(102,249)
NET ASSETS - 100%		$1,632,470,505

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	38	June 2022	$4,074,360	$229,344	$229,344
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	88	June 2022	4,952,200	229,779	229,779
Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	32	June 2022	7,249,200	(244,845)	(244,845)
TOTAL FUTURES CONTRACTS					$214,278

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $2,319,314

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $809,780.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$--	$3,814,607	$2,717,891	$266	$--	$--	$1,096,716	0.0%
Total	$--	$3,814,607	$2,717,891	$266	$--	$--	$1,096,716

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$18,735,138	$18,714,721	$22,607	$(17,050)	$--	$--
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	47,300,594	2,832,658	241,931	(135,666)	(1,722,561)	42,609,709
Fidelity Series Blue Chip Growth Fund	92,596,178	79,452,314	35,634,921	23,454,835	(929,380)	(19,586,260)	115,897,931
Fidelity Series Canada Fund	21,216,497	14,645,962	3,675,663	741,422	(40,091)	5,616,290	37,762,995
Fidelity Series Commodity Strategy Fund	33,996,737	25,718,553	36,786,620	13,010,947	(1,187,878)	2,556,852	24,297,644
Fidelity Series Corporate Bond Fund	55,381,263	32,929,470	9,776,808	1,940,944	(227,372)	(5,201,018)	73,105,535
Fidelity Series Emerging Markets Debt Fund	6,696,956	3,245,086	1,044,597	370,542	(37,256)	(808,957)	8,051,232
Fidelity Series Emerging Markets Debt Local Currency Fund	2,238,647	1,130,132	325,659	109,796	(24,905)	(291,763)	2,726,452
Fidelity Series Emerging Markets Fund	15,614,686	8,783,168	2,369,375	596,944	(53,737)	(4,089,223)	17,885,519
Fidelity Series Emerging Markets Opportunities Fund	140,373,700	98,937,894	24,841,160	18,781,147	(918,634)	(52,353,445)	161,198,355
Fidelity Series Floating Rate High Income Fund	1,349,167	657,253	360,696	69,156	(719)	(1,050)	1,643,955
Fidelity Series Government Bond Index Fund	68,292,325	47,066,265	7,968,398	962,764	(336,287)	(4,743,040)	102,310,865
Fidelity Series Government Money Market Fund 0.31%	8,486,392	4,249,581	11,085,599	4,914	--	--	1,650,374
Fidelity Series High Income Fund	7,771,857	3,861,836	1,425,366	515,236	(36,280)	(321,578)	9,850,469
Fidelity Series Inflation-Protected Bond Index Fund	68,608,157	25,883,125	83,438,373	3,253,487	3,059,961	(2,820,150)	11,292,720
Fidelity Series International Developed Markets Bond Index Fund	--	53,046,661	322,211	15,820	(5,486)	(2,177,090)	50,541,874
Fidelity Series International Growth Fund	52,177,340	40,351,300	8,860,625	5,994,251	(144,443)	(7,891,432)	75,632,140
Fidelity Series International Index Fund	21,783,604	14,157,877	2,638,144	797,641	(79,662)	(1,167,394)	32,056,281
Fidelity Series International Small Cap Fund	18,819,110	10,281,169	1,187,853	3,113,898	(66,555)	(4,025,826)	23,820,045
Fidelity Series International Value Fund	52,120,226	35,712,389	11,730,076	3,760,362	(214,112)	500,155	76,388,582
Fidelity Series Investment Grade Bond Fund	75,793,550	48,135,596	10,245,907	2,164,919	(315,838)	(5,758,474)	107,608,927
Fidelity Series Investment Grade Securitized Fund	53,105,731	33,220,990	6,702,367	594,630	(150,820)	(4,109,343)	75,364,191
Fidelity Series Large Cap Growth Index Fund	58,447,110	32,954,181	25,528,759	2,223,907	350,558	6,800,717	73,023,807
Fidelity Series Large Cap Stock Fund	63,830,907	37,241,373	21,217,960	7,055,795	(365,701)	1,990,167	81,478,786
Fidelity Series Large Cap Value Index Fund	121,928,363	67,661,293	38,983,567	10,322,052	(428,328)	5,792,763	155,970,524
Fidelity Series Long-Term Treasury Bond Index Fund	33,502,947	60,769,196	7,133,542	1,213,897	(773,990)	(3,296,106)	83,068,505
Fidelity Series Overseas Fund	52,265,601	35,569,522	9,675,957	2,220,166	5,398	(2,113,866)	76,050,698
Fidelity Series Real Estate Income Fund	4,655,742	2,017,554	878,673	229,712	(10,418)	119,417	5,903,622
Fidelity Series Short-Term Credit Fund	4,185,662	3,206,818	5,572,166	87,647	(106,113)	(59,713)	1,654,488
Fidelity Series Small Cap Opportunities Fund	30,829,968	25,785,162	8,564,768	9,494,420	(586,062)	(8,261,190)	39,203,110
Fidelity Series Treasury Bill Index Fund	13,484,702	10,236,283	18,759,978	11,354	(16,012)	6,681	4,951,676
Fidelity Series Value Discovery Fund	45,052,585	27,235,002	14,364,733	6,624,321	(172,220)	(85,387)	57,665,247
Total	$1,224,605,710	$950,178,737	$432,647,900	$120,001,464	$(3,965,098)	$(107,501,824)	$1,630,666,258

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$809,780	$--	$809,780	$--
Domestic Equity Funds	547,537,049	547,537,049	--	--
International Equity Funds	500,794,615	500,794,615	--	--
Bond Funds	574,078,056	574,078,056	--	--
Short-Term Funds	9,353,254	9,353,254	--	--
Total Investments in Securities:	$1,632,572,754	$1,631,762,974	$809,780	$--
Derivative Instruments:
Assets
Futures Contracts	$459,123	$459,123	$--	$--
Total Assets	$459,123	$459,123	$--	$--
Liabilities
Futures Contracts	$(244,845)	$(244,845)	$--	$--
Total Liabilities	$(244,845)	$(244,845)	$--	$--
Total Derivative Instruments:	$214,278	$214,278	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$459,123	$(244,845)
Total Equity Risk	459,123	(244,845)
Total Value of Derivatives	$459,123	$(244,845)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $809,745)	$809,780
Fidelity Central Funds (cost $1,096,716)	1,096,716
Other affiliated issuers (cost $1,574,419,026)	1,630,666,258
Total Investment in Securities (cost $1,576,325,487)		$1,632,572,754
Cash		925
Receivable for investments sold		34,996,150
Receivable for fund shares sold		1,556,001
Distributions receivable from Fidelity Central Funds		174
Total assets		1,669,126,004
Liabilities
Payable for investments purchased	$30,674,983
Payable for fund shares redeemed	5,472,771
Accrued management fee	426,929
Distribution and service plan fees payable	5,791
Payable for daily variation margin on futures contracts	75,025
Total liabilities		36,655,499
Net Assets		$1,632,470,505
Net Assets consist of:
Paid in capital		$1,550,664,083
Total accumulated earnings (loss)		81,806,422
Net Assets		$1,632,470,505
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($9,929,963 ÷ 893,533 shares)(a)		$11.11
Maximum offering price per share (100/94.25 of $11.11)		$11.79
Class M:
Net Asset Value and redemption price per share ($2,725,942 ÷ 245,497 shares)(a)		$11.10
Maximum offering price per share (100/96.50 of $11.10)		$11.50
Class C:
Net Asset Value and offering price per share ($3,241,896 ÷ 294,137 shares)(a)		$11.02
Fidelity Freedom Blend 2030 Fund:
Net Asset Value, offering price and redemption price per share ($91,427,801 ÷ 8,202,705 shares)		$11.15
Class K:
Net Asset Value, offering price and redemption price per share ($48,881,924 ÷ 4,373,226 shares)		$11.18
Class K6:
Net Asset Value, offering price and redemption price per share ($613,817,212 ÷ 54,711,915 shares)		$11.22
Class I:
Net Asset Value, offering price and redemption price per share ($37,047,448 ÷ 3,320,405 shares)		$11.16
Class Z:
Net Asset Value, offering price and redemption price per share ($5,100,803 ÷ 455,872 shares)		$11.19
Class Z6:
Net Asset Value, offering price and redemption price per share ($105,355,469 ÷ 9,412,599 shares)		$11.19
Premier Class:
Net Asset Value, offering price and redemption price per share ($714,942,047 ÷ 63,855,506 shares)		$11.20

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$43,846,851
Interest		245
Income from Fidelity Central Funds		266
Total income		43,847,362
Expenses
Management fee	$4,871,139
Distribution and service plan fees	66,979
Independent trustees' fees and expenses	4,376
Total expenses		4,942,494
Net investment income (loss)		38,904,868
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(3,965,098)
Futures contracts	(389,316)
Capital gain distributions from underlying funds:
Affiliated issuers	76,154,613
Total net realized gain (loss)		71,800,199
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	35
Affiliated issuers	(107,501,824)
Futures contracts	214,278
Total change in net unrealized appreciation (depreciation)		(107,287,511)
Net gain (loss)		(35,487,312)
Net increase (decrease) in net assets resulting from operations		$3,417,556

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,904,868	$13,126,475
Net realized gain (loss)	71,800,199	52,112,651
Change in net unrealized appreciation (depreciation)	(107,287,511)	247,544,865
Net increase (decrease) in net assets resulting from operations	3,417,556	312,783,991
Distributions to shareholders	(107,024,448)	(48,584,327)
Share transactions - net increase (decrease)	511,806,513	287,249,253
Total increase (decrease) in net assets	408,199,621	551,448,917
Net Assets
Beginning of period	1,224,270,884	672,821,967
End of period	$1,632,470,505	$1,224,270,884

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2030 Fund Class A

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.76	$8.81	$9.68	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.19	.10	.16	.02
Net realized and unrealized gain (loss)	(.02)	3.36	(.70)	(.09)
Total from investment operations	.17	3.46	(.54)	(.07)
Distributions from net investment income	(.26)	(.12)	(.16)	(.13)
Distributions from net realized gain	(.56)	(.39)	(.17)	(.12)
Total distributions	(.82)	(.51)	(.33)	(.25)
Net asset value, end of period	$11.11	$11.76	$8.81	$9.68
Total ReturnD,E	1.05%	39.73%	(6.09)%	(.45)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.77%	.77%	.77%	.78%H,I
Expenses net of fee waivers, if any	.77%	.77%	.77%	.78%H,I
Expenses net of all reductions	.77%	.77%	.77%	.78%H,I
Net investment income (loss)	1.59%	.88%	1.56%	.39%H
Supplemental Data
Net assets, end of period (000 omitted)	$9,930	$5,650	$1,516	$348
Portfolio turnover rateJ	29%	30%	31%	29%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class M

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.76	$8.79	$9.68	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.16	.07	.13	.01
Net realized and unrealized gain (loss)	(.02)	3.37	(.70)	(.09)
Total from investment operations	.14	3.44	(.57)	(.08)
Distributions from net investment income	(.24)	(.09)	(.15)	(.12)
Distributions from net realized gain	(.56)	(.38)	(.17)	(.12)
Total distributions	(.80)	(.47)	(.32)	(.24)
Net asset value, end of period	$11.10	$11.76	$8.79	$9.68
Total ReturnD,E,F	.78%	39.53%	(6.44)%	(.56)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	1.02%	1.02%	1.02%	1.02%I
Expenses net of fee waivers, if any	1.02%	1.02%	1.02%	1.02%I
Expenses net of all reductions	1.02%	1.02%	1.02%	1.02%I
Net investment income (loss)	1.34%	.64%	1.32%	.15%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,726	$2,306	$976	$170
Portfolio turnover rateJ	29%	30%	31%	29%I

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class C

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.68	$8.77	$9.66	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.10	.01	.08	(.02)
Net realized and unrealized gain (loss)	(.02)	3.35	(.71)	(.08)
Total from investment operations	.08	3.36	(.63)	(.10)
Distributions from net investment income	(.19)	(.06)	(.09)	(.12)
Distributions from net realized gain	(.55)	(.39)	(.17)	(.12)
Total distributions	(.74)	(.45)	(.26)	(.24)
Net asset value, end of period	$11.02	$11.68	$8.77	$9.66
Total ReturnD,E,F	.35%	38.75%	(6.94)%	(.81)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	1.52%	1.52%	1.51%I	1.52%J
Expenses net of fee waivers, if any	1.52%	1.52%	1.51%I	1.52%J
Expenses net of all reductions	1.52%	1.52%	1.51%I	1.52%J
Net investment income (loss)	.84%	.13%	.82%	(.35)%J
Supplemental Data
Net assets, end of period (000 omitted)	$3,242	$3,003	$987	$259
Portfolio turnover rateK	29%	30%	31%	29%J

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.80	$8.82	$9.69	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.22	.12	.18	.04
Net realized and unrealized gain (loss)	(.01)	3.38	(.70)	(.09)
Total from investment operations	.21	3.50	(.52)	(.05)
Distributions from net investment income	(.29)	(.13)	(.18)	(.14)
Distributions from net realized gain	(.57)	(.39)	(.17)	(.12)
Total distributions	(.86)	(.52)	(.35)	(.26)
Net asset value, end of period	$11.15	$11.80	$8.82	$9.69
Total ReturnD	1.37%	40.16%	(5.94)%	(.26)%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.52%	.52%	.53%G	.52%H
Expenses net of fee waivers, if any	.52%	.52%	.53%G	.52%H
Expenses net of all reductions	.52%	.52%	.53%G	.52%H
Net investment income (loss)	1.84%	1.14%	1.81%	.65%H
Supplemental Data
Net assets, end of period (000 omitted)	$91,428	$32,244	$17,917	$762
Portfolio turnover rateI	29%	30%	31%	29%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class K

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.82	$8.83	$9.70	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.23	.13	.20	.04
Net realized and unrealized gain (loss)	(.02)	3.39	(.71)	(.08)
Total from investment operations	.21	3.52	(.51)	(.04)
Distributions from net investment income	(.28)	(.14)	(.19)	(.14)
Distributions from net realized gain	(.57)	(.39)	(.17)	(.12)
Total distributions	(.85)	(.53)	(.36)	(.26)
Net asset value, end of period	$11.18	$11.82	$8.83	$9.70
Total ReturnD	1.43%	40.29%	(5.86)%	(.15)%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.42%	.42%	.42%	.42%G
Expenses net of fee waivers, if any	.42%	.42%	.42%	.42%G
Expenses net of all reductions	.42%	.42%	.42%	.42%G
Net investment income (loss)	1.94%	1.24%	1.91%	.75%G
Supplemental Data
Net assets, end of period (000 omitted)	$48,882	$31,624	$21,646	$100
Portfolio turnover rateH	29%	30%	31%	29%G

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class K6

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.84	$8.85	$9.70	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.25	.14	.20	.05
Net realized and unrealized gain (loss)	(.02)	3.39	(.70)	(.09)
Total from investment operations	.23	3.53	(.50)	(.04)
Distributions from net investment income	(.28)	(.15)	(.18)	(.14)
Distributions from net realized gain	(.57)	(.39)	(.17)	(.12)
Total distributions	(.85)	(.54)	(.35)	(.26)
Net asset value, end of period	$11.22	$11.84	$8.85	$9.70
Total ReturnD,E	1.56%	40.33%	(5.71)%	(.11)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.32%	.32%	.32%	.33%H,I
Expenses net of fee waivers, if any	.32%	.32%	.32%	.33%H,I
Expenses net of all reductions	.32%	.32%	.32%	.33%H,I
Net investment income (loss)	2.04%	1.34%	2.02%	.84%H
Supplemental Data
Net assets, end of period (000 omitted)	$613,817	$1,111,589	$615,185	$21,781
Portfolio turnover rateJ	29%	30%	31%	29%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class I

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.80	$8.82	$9.69	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.22	.12	.18	.04
Net realized and unrealized gain (loss)	(.02)	3.38	(.70)	(.10)
Total from investment operations	.20	3.50	(.52)	(.06)
Distributions from net investment income	(.28)	(.13)	(.18)	(.14)
Distributions from net realized gain	(.57)	(.39)	(.17)	(.12)
Total distributions	(.84)D	(.52)	(.35)	(.25)D
Net asset value, end of period	$11.16	$11.80	$8.82	$9.69
Total ReturnE	1.35%	40.19%	(5.92)%	(.29)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.52%	.52%	.53%H	.52%I
Expenses net of fee waivers, if any	.52%	.52%	.53%H	.52%I
Expenses net of all reductions	.52%	.52%	.53%H	.52%I
Net investment income (loss)	1.84%	1.14%	1.81%	.65%I
Supplemental Data
Net assets, end of period (000 omitted)	$37,047	$30,890	$10,530	$100
Portfolio turnover rateJ	29%	30%	31%	29%I

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Premier Class

Years ended March 31,	2022 A
Selected Per–Share Data
Net asset value, beginning of period	$12.04
Income from Investment Operations
Net investment income (loss)B,C	.45
Net realized and unrealized gain (loss)	(.41)
Total from investment operations	.04
Distributions from net investment income	(.31)
Distributions from net realized gain	(.57)
Total distributions	(.88)
Net asset value, end of period	$11.20
Total ReturnD	(.06)%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.27%G
Expenses net of fee waivers, if any	.27%G
Expenses net of all reductions	.27%G
Net investment income (loss)	3.76%G
Supplemental Data
Net assets, end of period (000 omitted)	$714,942
Portfolio turnover rateH	29%

 A For the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class Z

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.84	$8.85	$9.70	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.23	.13	.19	.04
Net realized and unrealized gain (loss)	(.01)	3.39	(.70)	(.08)
Total from investment operations	.22	3.52	(.51)	(.04)
Distributions from net investment income	(.30)	(.14)	(.17)	(.14)
Distributions from net realized gain	(.57)	(.39)	(.17)	(.12)
Total distributions	(.87)	(.53)	(.34)	(.26)
Net asset value, end of period	$11.19	$11.84	$8.85	$9.70
Total ReturnD	1.44%	40.22%	(5.83)%	(.15)%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.42%	.42%	.42%	.42%G
Expenses net of fee waivers, if any	.42%	.42%	.42%	.42%G
Expenses net of all reductions	.42%	.42%	.42%	.42%G
Net investment income (loss)	1.94%	1.24%	1.92%	.75%G
Supplemental Data
Net assets, end of period (000 omitted)	$5,101	$290	$141	$100
Portfolio turnover rateH	29%	30%	31%	29%G

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class Z6

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.84	$8.85	$9.70	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.24	.15	.19	.05
Net realized and unrealized gain (loss)	(.02)	3.38	(.69)	(.09)
Total from investment operations	.22	3.53	(.50)	(.04)
Distributions from net investment income	(.30)	(.15)	(.18)	(.14)
Distributions from net realized gain	(.57)	(.39)	(.17)	(.12)
Total distributions	(.87)	(.54)	(.35)	(.26)
Net asset value, end of period	$11.19	$11.84	$8.85	$9.70
Total ReturnD	1.48%	40.39%	(5.72)%	(.11)%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.32%	.32%	.33%G	.32%H
Expenses net of fee waivers, if any	.32%	.32%	.33%G	.32%H
Expenses net of all reductions	.32%	.32%	.33%G	.32%H
Net investment income (loss)	2.04%	1.34%	2.01%	.85%H
Supplemental Data
Net assets, end of period (000 omitted)	$105,355	$6,674	$3,925	$368
Portfolio turnover rateI	29%	30%	31%	29%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	12.2
Fidelity Series Emerging Markets Opportunities Fund	11.4
Fidelity Series Blue Chip Growth Fund	9.1
Fidelity Series Large Cap Stock Fund	6.4
Fidelity Series Large Cap Growth Index Fund	5.7
Fidelity Series International Value Fund	5.7
Fidelity Series Overseas Fund	5.7
Fidelity Series International Growth Fund	5.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
Fidelity Series Value Discovery Fund	4.5
71.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	42.5%
International Equity Funds	36.6%
Bond Funds	20.8%
Short-Term Investments	0.1%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2035 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.55% 4/14/22 to 6/30/22 (a)
(Cost $949,663)	950,000	949,720
	Shares	Value

Domestic Equity Funds - 42.5%
Fidelity Series Blue Chip Growth Fund (b)	10,202,695	$146,612,731
Fidelity Series Commodity Strategy Fund (b)	4,699,910	24,016,541
Fidelity Series Large Cap Growth Index Fund (b)	5,248,931	92,381,182
Fidelity Series Large Cap Stock Fund (b)	5,421,948	103,071,235
Fidelity Series Large Cap Value Index Fund (b)	12,845,284	197,303,568
Fidelity Series Small Cap Opportunities Fund (b)	3,640,998	49,590,392
Fidelity Series Value Discovery Fund (b)	4,559,170	72,946,725
TOTAL DOMESTIC EQUITY FUNDS
(Cost $599,903,755)		685,922,374

International Equity Funds - 36.6%
Fidelity Series Canada Fund (b)	2,935,314	45,556,069
Fidelity Series Emerging Markets Fund (b)	2,151,002	19,961,302
Fidelity Series Emerging Markets Opportunities Fund (b)	9,989,549	183,807,703
Fidelity Series International Growth Fund (b)	5,499,859	91,187,663
Fidelity Series International Index Fund (b)	3,381,284	38,681,887
Fidelity Series International Small Cap Fund (b)	1,596,558	28,658,219
Fidelity Series International Value Fund (b)	8,348,982	92,089,274
Fidelity Series Overseas Fund (b)	7,264,984	91,684,093
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $584,167,446)		591,626,210

Bond Funds - 20.8%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	168,142	1,614,162
Fidelity Series Corporate Bond Fund (b)	3,872,495	39,112,203
Fidelity Series Emerging Markets Debt Fund (b)	960,233	7,921,924
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	297,621	2,681,570
Fidelity Series Floating Rate High Income Fund (b)	176,271	1,619,932
Fidelity Series Government Bond Index Fund (b)	5,489,611	54,786,316
Fidelity Series High Income Fund (b)	1,075,165	9,773,253
Fidelity Series International Developed Markets Bond Index Fund (b)	3,015,876	28,138,125
Fidelity Series Investment Grade Bond Fund (b)	5,281,957	57,626,153
Fidelity Series Investment Grade Securitized Fund (b)	4,148,997	40,328,249
Fidelity Series Long-Term Treasury Bond Index Fund (b)	11,359,712	86,561,007
Fidelity Series Real Estate Income Fund (b)	511,164	5,806,825
TOTAL BOND FUNDS
(Cost $358,061,173)		335,969,719

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.31% (c)
(Cost $847,166)	846,996	847,166
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,543,929,203)		1,615,315,189
NET OTHER ASSETS (LIABILITIES) - 0.0%		(90,174)
NET ASSETS - 100%		$1,615,225,015

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	35	June 2022	$3,752,700	$211,816	$211,816
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	106	June 2022	5,965,150	204,087	204,087
Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	31	June 2022	7,022,663	(365,579)	(365,579)
TOTAL FUTURES CONTRACTS					$50,324

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $949,720.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$49	$3,191,851	$2,344,734	$249	$--	$--	$847,166	0.0%
Total	$49	$3,191,851	$2,344,734	$249	$--	$--	$847,166

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$5,285,524	$5,258,511	$21,972	$(23,741)	$--	$--
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	13,720,432	11,572,922	74,950	(489,455)	(43,893)	1,614,162
Fidelity Series Blue Chip Growth Fund	111,516,752	99,615,595	38,614,619	29,104,876	(1,282,064)	(24,622,933)	146,612,731
Fidelity Series Canada Fund	24,847,683	18,459,934	4,347,233	881,705	(59,068)	6,654,753	45,556,069
Fidelity Series Commodity Strategy Fund	32,134,732	25,914,252	35,386,815	12,511,837	(1,027,259)	2,381,631	24,016,541
Fidelity Series Corporate Bond Fund	25,844,512	22,180,633	6,058,947	969,594	(145,712)	(2,708,283)	39,112,203
Fidelity Series Emerging Markets Debt Fund	6,331,097	3,431,781	1,011,817	357,905	(37,750)	(791,387)	7,921,924
Fidelity Series Emerging Markets Debt Local Currency Fund	2,116,222	1,193,034	318,050	106,872	(27,802)	(281,834)	2,681,570
Fidelity Series Emerging Markets Fund	16,970,367	9,796,212	2,104,100	675,932	(61,070)	(4,640,107)	19,961,302
Fidelity Series Emerging Markets Opportunities Fund	152,559,057	113,054,777	21,440,104	21,186,641	(752,528)	(59,613,499)	183,807,703
Fidelity Series Floating Rate High Income Fund	1,275,463	693,457	346,918	66,806	(837)	(1,233)	1,619,932
Fidelity Series Government Bond Index Fund	31,875,644	31,081,590	5,493,124	481,463	(213,789)	(2,464,005)	54,786,316
Fidelity Series Government Money Market Fund 0.31%	2,999,304	554,694	3,553,998	755	--	--	--
Fidelity Series High Income Fund	7,347,150	4,148,021	1,378,417	496,949	(30,127)	(313,374)	9,773,253
Fidelity Series Inflation-Protected Bond Index Fund	23,123,548	7,942,020	32,037,091	307,817	2,010,368	(1,038,845)	--
Fidelity Series International Developed Markets Bond Index Fund	--	29,365,585	72,052	7,508	(1,656)	(1,153,752)	28,138,125
Fidelity Series International Growth Fund	61,107,700	47,287,655	7,524,433	7,114,847	12,320	(9,695,579)	91,187,663
Fidelity Series International Index Fund	25,512,221	17,107,477	2,416,688	948,619	(101,659)	(1,419,464)	38,681,887
Fidelity Series International Small Cap Fund	22,040,930	12,758,135	1,231,479	3,693,100	(108,069)	(4,801,298)	28,658,219
Fidelity Series International Value Fund	61,041,103	42,948,067	12,185,791	4,463,396	(242,830)	528,725	92,089,274
Fidelity Series Investment Grade Bond Fund	35,374,026	32,587,127	7,145,619	1,083,718	(208,076)	(2,981,305)	57,626,153
Fidelity Series Investment Grade Securitized Fund	24,786,379	22,345,450	4,592,300	301,935	(105,997)	(2,105,283)	40,328,249
Fidelity Series Large Cap Growth Index Fund	70,393,671	41,116,692	27,710,458	2,769,161	240,421	8,340,856	92,381,182
Fidelity Series Large Cap Stock Fund	76,883,581	46,334,703	22,070,207	8,701,595	(500,453)	2,423,611	103,071,235
Fidelity Series Large Cap Value Index Fund	146,863,528	85,243,329	41,117,855	12,888,907	(628,088)	6,942,654	197,303,568
Fidelity Series Long-Term Treasury Bond Index Fund	31,673,562	65,417,251	6,105,204	1,201,340	(737,813)	(3,686,789)	86,561,007
Fidelity Series Overseas Fund	61,210,465	41,896,274	8,770,809	2,635,192	5,020	(2,656,857)	91,684,093
Fidelity Series Real Estate Income Fund	4,401,433	2,152,646	846,700	222,699	(11,589)	111,035	5,806,825
Fidelity Series Short-Term Credit Fund	1,479,747	419,873	1,890,860	12,155	12,630	(21,390)	--
Fidelity Series Small Cap Opportunities Fund	37,132,221	32,652,083	9,144,599	11,773,477	(671,477)	(10,377,836)	49,590,392
Fidelity Series Treasury Bill Index Fund	4,765,756	1,390,827	6,156,583	1,205	1,514	(1,514)	--
Fidelity Series Value Discovery Fund	54,265,924	35,336,460	16,147,833	8,289,544	(283,994)	(223,832)	72,946,725
Total	$1,157,873,778	$913,431,590	$344,052,136	$133,354,472	$(5,470,630)	$(108,261,027)	$1,613,518,303

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$949,720	$--	$949,720	$--
Domestic Equity Funds	685,922,374	685,922,374	--	--
International Equity Funds	591,626,210	591,626,210	--	--
Bond Funds	335,969,719	335,969,719	--	--
Short-Term Funds	847,166	847,166	--	--
Total Investments in Securities:	$1,615,315,189	$1,614,365,469	$949,720	$--
Derivative Instruments:
Assets
Futures Contracts	$415,903	$415,903	$--	$--
Total Assets	$415,903	$415,903	$--	$--
Liabilities
Futures Contracts	$(365,579)	$(365,579)	$--	$--
Total Liabilities	$(365,579)	$(365,579)	$--	$--
Total Derivative Instruments:	$50,324	$50,324	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$415,903	$(365,579)
Total Equity Risk	415,903	(365,579)
Total Value of Derivatives	$415,903	$(365,579)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $949,663)	$949,720
Fidelity Central Funds (cost $847,166)	847,166
Other affiliated issuers (cost $1,542,132,374)	1,613,518,303
Total Investment in Securities (cost $1,543,929,203)		$1,615,315,189
Receivable for investments sold		37,153,308
Receivable for fund shares sold		2,182,365
Distributions receivable from Fidelity Central Funds		148
Total assets		1,654,651,010
Liabilities
Payable for investments purchased	$32,983,562
Payable for fund shares redeemed	5,943,321
Accrued management fee	430,027
Distribution and service plan fees payable	3,576
Payable for daily variation margin on futures contracts	65,509
Total liabilities		39,425,995
Net Assets		$1,615,225,015
Net Assets consist of:
Paid in capital		$1,513,760,308
Total accumulated earnings (loss)		101,464,707
Net Assets		$1,615,225,015
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($6,186,040 ÷ 541,650 shares)(a)		$11.42
Maximum offering price per share (100/94.25 of $11.42)		$12.12
Class M:
Net Asset Value and redemption price per share ($1,912,547 ÷ 167,968 shares)(a)		$11.39
Maximum offering price per share (100/96.50 of $11.39)		$11.80
Class C:
Net Asset Value and offering price per share ($1,958,398 ÷ 173,236 shares)(a)		$11.30
Fidelity Freedom Blend 2035 Fund:
Net Asset Value, offering price and redemption price per share ($109,568,740 ÷ 9,569,224 shares)		$11.45
Class K:
Net Asset Value, offering price and redemption price per share ($35,990,728 ÷ 3,134,894 shares)		$11.48
Class K6:
Net Asset Value, offering price and redemption price per share ($562,283,603 ÷ 48,763,316 shares)		$11.53
Class I:
Net Asset Value, offering price and redemption price per share ($24,435,967 ÷ 2,132,291 shares)		$11.46
Class Z:
Net Asset Value, offering price and redemption price per share ($1,262,165 ÷ 109,843 shares)		$11.49
Class Z6:
Net Asset Value, offering price and redemption price per share ($121,517,981 ÷ 10,576,378 shares)		$11.49
Premier Class:
Net Asset Value, offering price and redemption price per share ($750,108,846 ÷ 65,200,902 shares)		$11.50

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$41,890,372
Interest		286
Income from Fidelity Central Funds		249
Total income		41,890,907
Expenses
Management fee	$4,802,121
Distribution and service plan fees	34,497
Independent trustees' fees and expenses	4,206
Total expenses		4,840,824
Net investment income (loss)		37,050,083
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(5,470,630)
Futures contracts	(479,515)
Capital gain distributions from underlying funds:
Affiliated issuers	91,464,100
Total net realized gain (loss)		85,513,955
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	57
Affiliated issuers	(108,261,027)
Futures contracts	50,324
Total change in net unrealized appreciation (depreciation)		(108,210,646)
Net gain (loss)		(22,696,691)
Net increase (decrease) in net assets resulting from operations		$14,353,392

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$37,050,083	$12,370,558
Net realized gain (loss)	85,513,955	53,062,335
Change in net unrealized appreciation (depreciation)	(108,210,646)	278,697,327
Net increase (decrease) in net assets resulting from operations	14,353,392	344,130,220
Distributions to shareholders	(114,488,945)	(48,036,223)
Share transactions - net increase (decrease)	557,806,218	248,796,115
Total increase (decrease) in net assets	457,670,665	544,890,112
Net Assets
Beginning of period	1,157,554,350	612,664,238
End of period	$1,615,225,015	$1,157,554,350

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2035 Fund Class A

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.05	$8.46	$9.60	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.18	.10	.15	–D
Net realized and unrealized gain (loss)	.14	4.03	(.94)	(.15)
Total from investment operations	.32	4.13	(.79)	(.15)
Distributions from net investment income	(.28)	(.12)	(.17)	(.14)
Distributions from net realized gain	(.67)	(.42)	(.19)	(.12)
Total distributions	(.95)	(.54)	(.35)E	(.25)E
Net asset value, end of period	$11.42	$12.05	$8.46	$9.60
Total ReturnF,G,H	2.19%	49.46%	(8.89)%	(1.18)%
Ratios to Average Net AssetsC,I,J
Expenses before reductions	.78%	.78%	.78%	.79%K,L
Expenses net of fee waivers, if any	.78%	.78%	.78%	.79%K,L
Expenses net of all reductions	.78%	.78%	.78%	.79%K,L
Net investment income (loss)	1.46%	.92%	1.52%	.09%K
Supplemental Data
Net assets, end of period (000 omitted)	$6,186	$2,089	$790	$357
Portfolio turnover rateM	24%	27%	31%	16%K

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class M

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.01	$8.46	$9.59	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.15	.07	.13	(.01)
Net realized and unrealized gain (loss)	.14	4.02	(.94)	(.15)
Total from investment operations	.29	4.09	(.81)	(.16)
Distributions from net investment income	(.24)	(.12)	(.14)	(.13)
Distributions from net realized gain	(.67)	(.41)	(.19)	(.12)
Total distributions	(.91)	(.54)D	(.32)D	(.25)
Net asset value, end of period	$11.39	$12.01	$8.46	$9.59
Total ReturnE,F	2.00%	48.92%	(9.06)%	(1.30)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	1.03%	1.03%	1.03%	1.03%I
Expenses net of fee waivers, if any	1.03%	1.03%	1.03%	1.03%I
Expenses net of all reductions	1.03%	1.03%	1.03%	1.03%I
Net investment income (loss)	1.21%	.67%	1.27%	(.16)%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,913	$887	$291	$177
Portfolio turnover rateJ	24%	27%	31%	16%I

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class C

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.96	$8.44	$9.59	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.09	.02	.08	(.04)
Net realized and unrealized gain (loss)	.12	4.00	(.94)	(.14)
Total from investment operations	.21	4.02	(.86)	(.18)
Distributions from net investment income	(.21)	(.09)	(.10)	(.11)
Distributions from net realized gain	(.67)	(.41)	(.19)	(.12)
Total distributions	(.87)D	(.50)	(.29)	(.23)
Net asset value, end of period	$11.30	$11.96	$8.44	$9.59
Total ReturnE,F	1.36%	48.25%	(9.54)%	(1.56)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	1.53%	1.54%I	1.53%	1.54%I,J
Expenses net of fee waivers, if any	1.53%	1.54%I	1.53%	1.54%I,J
Expenses net of all reductions	1.53%	1.54%I	1.53%	1.54%I,J
Net investment income (loss)	.71%	.16%	.77%	(.67)%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,958	$1,362	$274	$207
Portfolio turnover rateK	24%	27%	31%	16%J

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.07	$8.48	$9.61	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.21	.13	.17	.02
Net realized and unrealized gain (loss)	.14	4.03	(.94)	(.15)
Total from investment operations	.35	4.16	(.77)	(.13)
Distributions from net investment income	(.30)	(.14)	(.18)	(.15)
Distributions from net realized gain	(.68)	(.43)	(.19)	(.12)
Total distributions	(.97)D	(.57)	(.36)D	(.26)D
Net asset value, end of period	$11.45	$12.07	$8.48	$9.61
Total ReturnE	2.48%	49.72%	(8.68)%	(.96)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.53%	.53%	.54%H	.53%I
Expenses net of fee waivers, if any	.53%	.53%	.54%H	.53%I
Expenses net of all reductions	.53%	.53%	.54%H	.53%I
Net investment income (loss)	1.71%	1.17%	1.76%	.34%I
Supplemental Data
Net assets, end of period (000 omitted)	$109,569	$37,661	$14,672	$984
Portfolio turnover rateJ	24%	27%	31%	16%I

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class K

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.09	$8.48	$9.61	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.22	.14	.19	.02
Net realized and unrealized gain (loss)	.14	4.04	(.94)	(.15)
Total from investment operations	.36	4.18	(.75)	(.13)
Distributions from net investment income	(.29)	(.14)	(.19)	(.15)
Distributions from net realized gain	(.68)	(.43)	(.19)	(.12)
Total distributions	(.97)	(.57)	(.38)	(.26)D
Net asset value, end of period	$11.48	$12.09	$8.48	$9.61
Total ReturnE	2.55%	49.96%	(8.56)%	(.97)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.43%	.43%	.43%	.43%H
Expenses net of fee waivers, if any	.43%	.43%	.43%	.43%H
Expenses net of all reductions	.43%	.43%	.43%	.43%H
Net investment income (loss)	1.81%	1.27%	1.87%	.44%H
Supplemental Data
Net assets, end of period (000 omitted)	$35,991	$24,728	$16,000	$99
Portfolio turnover rateI	24%	27%	31%	16%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class K6

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.12	$8.50	$9.61	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.24	.15	.20	.03
Net realized and unrealized gain (loss)	.13	4.04	(.94)	(.15)
Total from investment operations	.37	4.19	(.74)	(.12)
Distributions from net investment income	(.28)	(.15)	(.18)	(.15)
Distributions from net realized gain	(.68)	(.43)	(.19)	(.12)
Total distributions	(.96)	(.57)D	(.37)	(.27)
Net asset value, end of period	$11.53	$12.12	$8.50	$9.61
Total ReturnE	2.62%	50.08%	(8.41)%	(.93)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.33%	.33%	.33%	.34%H,I
Expenses net of fee waivers, if any	.33%	.33%	.33%	.34%H,I
Expenses net of all reductions	.33%	.33%	.33%	.34%H,I
Net investment income (loss)	1.91%	1.37%	1.97%	.54%H
Supplemental Data
Net assets, end of period (000 omitted)	$562,284	$1,067,514	$572,455	$22,910
Portfolio turnover rateJ	24%	27%	31%	16%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class I

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.07	$8.48	$9.61	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.21	.13	.18	.02
Net realized and unrealized gain (loss)	.14	4.02	(.94)	(.15)
Total from investment operations	.35	4.15	(.76)	(.13)
Distributions from net investment income	(.28)	(.13)	(.19)	(.14)
Distributions from net realized gain	(.68)	(.43)	(.19)	(.12)
Total distributions	(.96)	(.56)	(.37)D	(.26)
Net asset value, end of period	$11.46	$12.07	$8.48	$9.61
Total ReturnE	2.47%	49.67%	(8.60)%	(1.01)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.53%	.53%	.54%H	.53%I
Expenses net of fee waivers, if any	.53%	.53%	.54%H	.53%I
Expenses net of all reductions	.53%	.53%	.54%H	.53%I
Net investment income (loss)	1.71%	1.17%	1.76%	.34%I
Supplemental Data
Net assets, end of period (000 omitted)	$24,436	$17,238	$5,807	$108
Portfolio turnover rateJ	24%	27%	31%	16%I

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Premier Class

Years ended March 31,	2022 A
Selected Per–Share Data
Net asset value, beginning of period	$12.36
Income from Investment Operations
Net investment income (loss)B,C	.46
Net realized and unrealized gain (loss)	(.33)
Total from investment operations	.13
Distributions from net investment income	(.31)
Distributions from net realized gain	(.68)
Total distributions	(.99)
Net asset value, end of period	$11.50
Total ReturnD	.65%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.28%G
Expenses net of fee waivers, if any	.28%G
Expenses net of all reductions	.28%G
Net investment income (loss)	3.75%G
Supplemental Data
Net assets, end of period (000 omitted)	$750,109
Portfolio turnover rateH	24%

 A For the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class Z

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.10	$8.49	$9.61	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.22	.14	.19	.02
Net realized and unrealized gain (loss)	.14	4.03	(.94)	(.15)
Total from investment operations	.36	4.17	(.75)	(.13)
Distributions from net investment income	(.29)	(.14)	(.18)	(.15)
Distributions from net realized gain	(.69)	(.43)	(.19)	(.12)
Total distributions	(.97)D	(.56)D	(.37)	(.26)D
Net asset value, end of period	$11.49	$12.10	$8.49	$9.61
Total ReturnE	2.58%	49.87%	(8.52)%	(.97)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.43%	.43%	.43%	.43%H
Expenses net of fee waivers, if any	.43%	.43%	.43%	.43%H
Expenses net of all reductions	.43%	.43%	.43%	.43%H
Net investment income (loss)	1.81%	1.27%	1.87%	.44%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,262	$345	$228	$103
Portfolio turnover rateI	24%	27%	31%	16%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class Z6

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.10	$8.50	$9.62	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.23	.15	.18	.03
Net realized and unrealized gain (loss)	.15	4.03	(.93)	(.14)
Total from investment operations	.38	4.18	(.75)	(.11)
Distributions from net investment income	(.31)	(.15)	(.19)	(.15)
Distributions from net realized gain	(.68)	(.43)	(.19)	(.12)
Total distributions	(.99)	(.58)	(.37)D	(.27)
Net asset value, end of period	$11.49	$12.10	$8.50	$9.62
Total ReturnE	2.69%	49.96%	(8.48)%	(.83)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.33%	.33%	.34%H	.33%I
Expenses net of fee waivers, if any	.33%	.33%	.34%H	.33%I
Expenses net of all reductions	.33%	.33%	.34%H	.33%I
Net investment income (loss)	1.91%	1.37%	1.96%	.54%I
Supplemental Data
Net assets, end of period (000 omitted)	$121,518	$5,730	$2,148	$99
Portfolio turnover rateJ	24%	27%	31%	16%I

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.4
Fidelity Series Emerging Markets Opportunities Fund	12.6
Fidelity Series Blue Chip Growth Fund	10.7
Fidelity Series Large Cap Stock Fund	7.5
Fidelity Series Large Cap Growth Index Fund	6.8
Fidelity Series International Value Fund	6.5
Fidelity Series Overseas Fund	6.5
Fidelity Series International Growth Fund	6.5
Fidelity Series Long-Term Treasury Bond Index Fund	5.4
Fidelity Series Value Discovery Fund	5.3
82.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.8%
International Equity Funds	41.5%
Bond Funds	8.6%
Short-Term Investments	0.1%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2040 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.5% 4/14/22 to 6/23/22 (a)
(Cost $949,671)	950,000	949,722
	Shares	Value

Domestic Equity Funds - 49.8%
Fidelity Series Blue Chip Growth Fund (b)	10,862,916	$156,100,099
Fidelity Series Commodity Strategy Fund (b)	4,222,953	21,579,291
Fidelity Series Large Cap Growth Index Fund (b)	5,589,043	98,367,156
Fidelity Series Large Cap Stock Fund (b)	5,772,642	109,737,921
Fidelity Series Large Cap Value Index Fund (b)	13,676,222	210,066,769
Fidelity Series Small Cap Opportunities Fund (b)	3,876,231	52,794,262
Fidelity Series Value Discovery Fund (b)	4,854,072	77,665,155
TOTAL DOMESTIC EQUITY FUNDS
(Cost $641,738,524)		726,310,653

International Equity Funds - 41.5%
Fidelity Series Canada Fund (b)	3,045,506	47,266,246
Fidelity Series Emerging Markets Fund (b)	2,166,087	20,101,290
Fidelity Series Emerging Markets Opportunities Fund (b)	10,020,544	184,378,002
Fidelity Series International Growth Fund (b)	5,702,241	94,543,150
Fidelity Series International Index Fund (b)	3,509,344	40,146,894
Fidelity Series International Small Cap Fund (b)	1,645,014	29,528,005
Fidelity Series International Value Fund (b)	8,655,702	95,472,395
Fidelity Series Overseas Fund (b)	7,532,439	95,059,376
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $601,248,983)		606,495,358

Bond Funds - 8.6%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	152,341	1,462,469
Fidelity Series Corporate Bond Fund (b)	381,977	3,857,970
Fidelity Series Emerging Markets Debt Fund (b)	863,202	7,121,414
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	267,460	2,409,816
Fidelity Series Floating Rate High Income Fund (b)	158,574	1,457,292
Fidelity Series Government Bond Index Fund (b)	549,249	5,481,503
Fidelity Series High Income Fund (b)	973,512	8,849,227
Fidelity Series International Developed Markets Bond Index Fund (b)	121,492	1,133,523
Fidelity Series Investment Grade Bond Fund (b)	529,003	5,771,418
Fidelity Series Investment Grade Securitized Fund (b)	410,318	3,988,293
Fidelity Series Long-Term Treasury Bond Index Fund (b)	10,299,528	78,482,402
Fidelity Series Real Estate Income Fund (b)	459,107	5,215,457
TOTAL BOND FUNDS
(Cost $134,025,758)		125,230,784

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.31% (c)
(Cost $703,501)	703,361	703,501
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,378,666,437)		1,459,690,018
NET OTHER ASSETS (LIABILITIES) - 0.0%		(63,726)
NET ASSETS - 100%		$1,459,626,292

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	27	June 2022	$2,894,940	$164,570	$164,570
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	100	June 2022	5,627,500	148,288	148,288
Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	28	June 2022	6,343,050	(358,587)	(358,587)
TOTAL FUTURES CONTRACTS					$(45,729)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $949,722.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$--	$3,083,355	$2,379,854	$236	$--	$--	$703,501	0.0%
Total	$--	$3,083,355	$2,379,854	$236	$--	$--	$703,501

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$5,462,702	$5,434,999	$19,448	$(24,807)	$--	$--
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	13,149,742	11,188,273	81,689	(459,110)	(39,890)	1,462,469
Fidelity Series Blue Chip Growth Fund	115,064,605	102,738,970	34,598,337	29,998,806	(1,081,413)	(26,023,726)	156,100,099
Fidelity Series Canada Fund	25,304,685	19,859,944	4,619,119	885,183	(60,489)	6,781,225	47,266,246
Fidelity Series Commodity Strategy Fund	29,033,424	22,727,639	31,478,893	11,083,879	(854,124)	2,151,245	21,579,291
Fidelity Series Corporate Bond Fund	114,625	4,720,604	825,689	21,823	(10,373)	(141,197)	3,857,970
Fidelity Series Emerging Markets Debt Fund	5,721,650	3,178,658	1,038,765	319,619	(38,859)	(701,270)	7,121,414
Fidelity Series Emerging Markets Debt Local Currency Fund	1,912,521	1,077,200	305,764	94,897	(25,156)	(248,985)	2,409,816
Fidelity Series Emerging Markets Fund	16,638,463	10,030,631	1,943,706	658,566	(47,763)	(4,576,335)	20,101,290
Fidelity Series Emerging Markets Opportunities Fund	149,580,233	113,223,353	19,112,681	20,729,631	(640,053)	(58,672,850)	184,378,002
Fidelity Series Floating Rate High Income Fund	1,152,680	637,564	331,202	59,672	(835)	(915)	1,457,292
Fidelity Series Government Bond Index Fund	140,347	6,801,211	1,301,292	10,934	(12,994)	(145,769)	5,481,503
Fidelity Series Government Money Market Fund 0.31%	2,710,652	500,582	3,211,234	549	--	--	--
Fidelity Series High Income Fund	6,639,688	3,933,037	1,420,037	438,650	(29,357)	(274,104)	8,849,227
Fidelity Series Inflation-Protected Bond Index Fund	20,897,886	6,673,124	28,468,544	254,402	1,804,824	(907,290)	--
Fidelity Series International Developed Markets Bond Index Fund	--	1,174,392	3,011	6	(76)	(37,782)	1,133,523
Fidelity Series International Growth Fund	62,345,828	48,449,889	6,413,094	7,166,947	34,935	(9,874,408)	94,543,150
Fidelity Series International Index Fund	25,982,313	17,930,030	2,225,217	952,235	(95,461)	(1,444,771)	40,146,894
Fidelity Series International Small Cap Fund	22,289,484	13,464,147	1,255,127	3,717,766	(47,447)	(4,923,052)	29,528,005
Fidelity Series International Value Fund	62,209,570	45,044,918	12,114,200	4,499,810	(246,444)	578,551	95,472,395
Fidelity Series Investment Grade Bond Fund	157,899	7,261,933	1,475,150	25,806	(13,504)	(159,760)	5,771,418
Fidelity Series Investment Grade Securitized Fund	109,909	4,768,337	786,447	9,990	(6,321)	(97,185)	3,988,293
Fidelity Series Large Cap Growth Index Fund	72,637,944	41,764,414	24,707,718	2,857,912	7,791	8,664,725	98,367,156
Fidelity Series Large Cap Stock Fund	79,346,798	47,165,081	18,752,928	8,982,074	(462,493)	2,441,463	109,737,921
Fidelity Series Large Cap Value Index Fund	151,569,490	85,926,998	33,947,875	13,342,558	(692,667)	7,210,823	210,066,769
Fidelity Series Long-Term Treasury Bond Index Fund	28,625,097	59,398,003	5,549,627	1,068,846	(611,082)	(3,379,989)	78,482,402
Fidelity Series Overseas Fund	62,336,403	42,111,721	6,642,993	2,651,342	24,073	(2,769,828)	95,059,376
Fidelity Series Real Estate Income Fund	3,977,790	1,992,354	843,849	198,261	(11,791)	100,953	5,215,457
Fidelity Series Short-Term Credit Fund	1,337,314	387,088	1,723,577	6,985	18,497	(19,322)	--
Fidelity Series Small Cap Opportunities Fund	38,321,805	33,431,111	7,508,518	12,128,870	(694,352)	(10,755,784)	52,794,262
Fidelity Series Treasury Bill Index Fund	4,307,063	1,302,905	5,609,968	864	1,372	(1,372)	--
Fidelity Series Value Discovery Fund	56,003,861	36,503,672	14,284,649	8,612,802	(293,641)	(264,088)	77,665,155
Total	$1,046,470,027	$802,791,954	$289,122,483	$130,880,822	$(4,569,120)	$(97,530,687)	$1,458,036,795

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$949,722	$--	$949,722	$--
Domestic Equity Funds	726,310,653	726,310,653	--	--
International Equity Funds	606,495,358	606,495,358	--	--
Bond Funds	125,230,784	125,230,784	--	--
Short-Term Funds	703,501	703,501	--	--
Total Investments in Securities:	$1,459,690,018	$1,458,740,296	$949,722	$--
Derivative Instruments:
Assets
Futures Contracts	$312,858	$312,858	$--	$--
Total Assets	$312,858	$312,858	$--	$--
Liabilities
Futures Contracts	$(358,587)	$(358,587)	$--	$--
Total Liabilities	$(358,587)	$(358,587)	$--	$--
Total Derivative Instruments:	$(45,729)	$(45,729)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$312,858	$(358,587)
Total Equity Risk	312,858	(358,587)
Total Value of Derivatives	$312,858	$(358,587)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $949,671)	$949,722
Fidelity Central Funds (cost $703,501)	703,501
Other affiliated issuers (cost $1,377,013,265)	1,458,036,795
Total Investment in Securities (cost $1,378,666,437)		$1,459,690,018
Cash		13,115
Receivable for investments sold		30,711,349
Receivable for fund shares sold		1,549,588
Distributions receivable from Fidelity Central Funds		132
Receivable for daily variation margin on futures contracts		14,751
Total assets		1,491,978,953
Liabilities
Payable for investments purchased	$27,919,843
Payable for fund shares redeemed	3,959,904
Accrued management fee	398,605
Distribution and service plan fees payable	3,488
Payable for daily variation margin on futures contracts	70,821
Total liabilities		32,352,661
Net Assets		$1,459,626,292
Net Assets consist of:
Paid in capital		$1,347,245,485
Total accumulated earnings (loss)		112,380,807
Net Assets		$1,459,626,292
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($5,919,762 ÷ 509,392 shares)(a)		$11.62
Maximum offering price per share (100/94.25 of $11.62)		$12.33
Class M:
Net Asset Value and redemption price per share ($1,380,806 ÷ 118,839 shares)(a)		$11.62
Maximum offering price per share (100/96.50 of $11.62)		$12.04
Class C:
Net Asset Value and offering price per share ($2,207,340 ÷ 191,910 shares)(a)		$11.50
Fidelity Freedom Blend 2040 Fund:
Net Asset Value, offering price and redemption price per share ($117,037,450 ÷ 10,038,441 shares)		$11.66
Class K:
Net Asset Value, offering price and redemption price per share ($27,424,297 ÷ 2,344,184 shares)		$11.70
Class K6:
Net Asset Value, offering price and redemption price per share ($509,486,441 ÷ 43,367,607 shares)		$11.75
Class I:
Net Asset Value, offering price and redemption price per share ($19,663,826 ÷ 1,684,487 shares)		$11.67
Class Z:
Net Asset Value, offering price and redemption price per share ($3,617,619 ÷ 308,744 shares)		$11.72
Class Z6:
Net Asset Value, offering price and redemption price per share ($84,246,258 ÷ 7,189,493 shares)		$11.72
Premier Class:
Net Asset Value, offering price and redemption price per share ($688,642,493 ÷ 58,738,443 shares)		$11.72

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$37,744,956
Interest		272
Income from Fidelity Central Funds		236
Total income		37,745,464
Expenses
Management fee	$4,422,588
Distribution and service plan fees	35,098
Independent trustees' fees and expenses	3,757
Total expenses		4,461,443
Net investment income (loss)		33,284,021
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(4,569,120)
Futures contracts	(533,424)
Capital gain distributions from underlying funds:
Affiliated issuers	93,135,866
Total net realized gain (loss)		88,033,322
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	51
Affiliated issuers	(97,530,687)
Futures contracts	(45,729)
Total change in net unrealized appreciation (depreciation)		(97,576,365)
Net gain (loss)		(9,543,043)
Net increase (decrease) in net assets resulting from operations		$23,740,978

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,284,021	$10,820,997
Net realized gain (loss)	88,033,322	49,506,774
Change in net unrealized appreciation (depreciation)	(97,576,365)	277,724,909
Net increase (decrease) in net assets resulting from operations	23,740,978	338,052,680
Distributions to shareholders	(111,042,886)	(43,566,869)
Share transactions - net increase (decrease)	500,754,122	203,854,475
Total increase (decrease) in net assets	413,452,214	498,340,286
Net Assets
Beginning of period	1,046,174,078	547,833,792
End of period	$1,459,626,292	$1,046,174,078

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2040 Fund Class A

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.24	$8.27	$9.55	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.17	.10	.15	–D
Net realized and unrealized gain (loss)	.25	4.43	(1.09)	(.17)
Total from investment operations	.42	4.53	(.94)	(.17)
Distributions from net investment income	(.28)	(.13)	(.17)	(.14)
Distributions from net realized gain	(.76)	(.43)	(.17)	(.14)
Total distributions	(1.04)	(.56)	(.34)	(.28)
Net asset value, end of period	$11.62	$12.24	$8.27	$9.55
Total ReturnE,F	2.97%	55.55%	(10.57)%	(1.39)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.79%	.79%	.79%	.80%I,J
Expenses net of fee waivers, if any	.79%	.79%	.79%	.80%I,J
Expenses net of all reductions	.79%	.79%	.79%	.80%I,J
Net investment income (loss)	1.39%	.89%	1.48%	.01%I
Supplemental Data
Net assets, end of period (000 omitted)	$5,920	$2,843	$695	$255
Portfolio turnover rateK	22%	23%	27%	17%I

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class M

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.24	$8.28	$9.55	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.14	.07	.12	(.01)
Net realized and unrealized gain (loss)	.25	4.43	(1.08)	(.18)
Total from investment operations	.39	4.50	(.96)	(.19)
Distributions from net investment income	(.25)	(.11)	(.14)	(.12)
Distributions from net realized gain	(.76)	(.43)	(.17)	(.14)
Total distributions	(1.01)	(.54)	(.31)	(.26)
Net asset value, end of period	$11.62	$12.24	$8.28	$9.55
Total ReturnD,E	2.72%	55.06%	(10.74)%	(1.59)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	1.04%	1.04%	1.04%	1.04%H
Expenses net of fee waivers, if any	1.04%	1.04%	1.04%	1.04%H
Expenses net of all reductions	1.04%	1.04%	1.04%	1.04%H
Net investment income (loss)	1.14%	.64%	1.23%	(.23)%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,381	$853	$318	$131
Portfolio turnover rateI	22%	23%	27%	17%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class C

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.15	$8.25	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.08	.02	.07	(.04)
Net realized and unrealized gain (loss)	.24	4.39	(1.07)	(.18)
Total from investment operations	.32	4.41	(1.00)	(.22)
Distributions from net investment income	(.21)	(.09)	(.12)	(.11)
Distributions from net realized gain	(.76)	(.43)	(.17)	(.14)
Total distributions	(.97)	(.51)D	(.29)	(.24)D
Net asset value, end of period	$11.50	$12.15	$8.25	$9.54
Total ReturnE,F	2.19%	54.23%	(11.10)%	(1.88)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	1.54%	1.55%	1.54%	1.55%I,J
Expenses net of fee waivers, if any	1.54%	1.55%	1.54%	1.55%I,J
Expenses net of all reductions	1.54%	1.55%	1.54%	1.55%I,J
Net investment income (loss)	.64%	.14%	.73%	(.74)%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,207	$1,451	$357	$208
Portfolio turnover rateK	22%	23%	27%	17%I

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.28	$8.29	$9.55	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.20	.12	.16	.01
Net realized and unrealized gain (loss)	.26	4.44	(1.06)	(.18)
Total from investment operations	.46	4.56	(.90)	(.17)
Distributions from net investment income	(.31)	(.14)	(.18)	(.14)
Distributions from net realized gain	(.77)	(.44)	(.17)	(.14)
Total distributions	(1.08)	(.57)D	(.36)D	(.28)
Net asset value, end of period	$11.66	$12.28	$8.29	$9.55
Total ReturnE	3.27%	55.89%	(10.24)%	(1.35)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.54%	.54%	.55%H	.54%I
Expenses net of fee waivers, if any	.54%	.54%	.55%H	.54%I
Expenses net of all reductions	.54%	.54%	.55%H	.54%I
Net investment income (loss)	1.64%	1.14%	1.72%	.27%I
Supplemental Data
Net assets, end of period (000 omitted)	$117,037	$33,442	$15,147	$590
Portfolio turnover rateJ	22%	23%	27%	17%I

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class K

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.30	$8.30	$9.57	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.22	.13	.18	.02
Net realized and unrealized gain (loss)	.26	4.45	(1.08)	(.17)
Total from investment operations	.48	4.58	(.90)	(.15)
Distributions from net investment income	(.30)	(.14)	(.19)	(.14)
Distributions from net realized gain	(.77)	(.43)	(.17)	(.14)
Total distributions	(1.08)D	(.58)D	(.37)D	(.28)
Net asset value, end of period	$11.70	$12.30	$8.30	$9.57
Total ReturnE	3.39%	55.97%	(10.22)%	(1.19)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.44%	.44%	.44%	.44%H
Expenses net of fee waivers, if any	.44%	.44%	.44%	.44%H
Expenses net of all reductions	.44%	.44%	.44%	.44%H
Net investment income (loss)	1.74%	1.24%	1.83%	.37%H
Supplemental Data
Net assets, end of period (000 omitted)	$27,424	$19,429	$15,212	$99
Portfolio turnover rateI	22%	23%	27%	17%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class K6

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.33	$8.32	$9.57	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.23	.15	.19	.02
Net realized and unrealized gain (loss)	.25	4.45	(1.08)	(.17)
Total from investment operations	.48	4.60	(.89)	(.15)
Distributions from net investment income	(.29)	(.15)	(.18)	(.14)
Distributions from net realized gain	(.78)	(.44)	(.18)	(.14)
Total distributions	(1.06)D	(.59)	(.36)	(.28)
Net asset value, end of period	$11.75	$12.33	$8.32	$9.57
Total ReturnE,F	3.46%	56.11%	(10.07)%	(1.14)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.34%	.34%	.34%	.35%I,J
Expenses net of fee waivers, if any	.34%	.34%	.34%	.35%I,J
Expenses net of all reductions	.34%	.34%	.34%	.35%I,J
Net investment income (loss)	1.84%	1.34%	1.93%	.46%I
Supplemental Data
Net assets, end of period (000 omitted)	$509,486	$972,867	$510,439	$14,956
Portfolio turnover rateK	22%	23%	27%	17%I

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class I

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.28	$8.30	$9.56	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.21	.12	.17	.01
Net realized and unrealized gain (loss)	.25	4.44	(1.07)	(.18)
Total from investment operations	.46	4.56	(.90)	(.17)
Distributions from net investment income	(.30)	(.14)	(.19)	(.14)
Distributions from net realized gain	(.77)	(.44)	(.17)	(.14)
Total distributions	(1.07)	(.58)	(.36)	(.27)D
Net asset value, end of period	$11.67	$12.28	$8.30	$9.56
Total ReturnE	3.23%	55.73%	(10.17)%	(1.33)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.54%	.54%	.55%H	.54%I
Expenses net of fee waivers, if any	.54%	.54%	.55%H	.54%I
Expenses net of all reductions	.54%	.54%	.55%H	.54%I
Net investment income (loss)	1.64%	1.14%	1.73%	.27%I
Supplemental Data
Net assets, end of period (000 omitted)	$19,664	$11,759	$4,049	$100
Portfolio turnover rateJ	22%	23%	27%	17%I

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Premier Class

Years ended March 31,	2022 A
Selected Per–Share Data
Net asset value, beginning of period	$12.60
Income from Investment Operations
Net investment income (loss)B,C	.48
Net realized and unrealized gain (loss)	(.26)
Total from investment operations	.22
Distributions from net investment income	(.33)
Distributions from net realized gain	(.78)
Total distributions	(1.10)D
Net asset value, end of period	$11.72
Total ReturnE	1.28%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.29%H
Expenses net of fee waivers, if any	.29%H
Expenses net of all reductions	.29%H
Net investment income (loss)	3.87%H
Supplemental Data
Net assets, end of period (000 omitted)	$688,642
Portfolio turnover rateI	22%

 A For the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class Z

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.33	$8.32	$9.57	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.22	.13	.18	.02
Net realized and unrealized gain (loss)	.26	4.45	(1.08)	(.17)
Total from investment operations	.48	4.58	(.90)	(.15)
Distributions from net investment income	(.30)	(.14)	(.17)	(.14)
Distributions from net realized gain	(.78)	(.43)	(.17)	(.14)
Total distributions	(1.09)D	(.57)	(.35)D	(.28)
Net asset value, end of period	$11.72	$12.33	$8.32	$9.57
Total ReturnE	3.38%	55.93%	(10.17)%	(1.19)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.44%	.44%	.44%	.44%H
Expenses net of fee waivers, if any	.44%	.44%	.44%	.44%H
Expenses net of all reductions	.44%	.44%	.44%	.44%H
Net investment income (loss)	1.74%	1.24%	1.83%	.37%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,618	$138	$89	$99
Portfolio turnover rateI	22%	23%	27%	17%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class Z6

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.33	$8.32	$9.57	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.23	.15	.18	.03
Net realized and unrealized gain (loss)	.26	4.46	(1.08)	(.18)
Total from investment operations	.49	4.61	(.90)	(.15)
Distributions from net investment income	(.32)	(.16)	(.18)	(.14)
Distributions from net realized gain	(.78)	(.44)	(.17)	(.14)
Total distributions	(1.10)	(.60)	(.35)	(.28)
Net asset value, end of period	$11.72	$12.33	$8.32	$9.57
Total ReturnD	3.46%	56.23%	(10.14)%	(1.14)%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.34%	.34%	.35%G	.34%H
Expenses net of fee waivers, if any	.34%	.34%	.35%G	.34%H
Expenses net of all reductions	.34%	.34%	.35%G	.34%H
Net investment income (loss)	1.84%	1.34%	1.92%	.47%H
Supplemental Data
Net assets, end of period (000 omitted)	$84,246	$3,391	$1,528	$256
Portfolio turnover rateI	22%	23%	27%	17%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Emerging Markets Opportunities Fund	12.7
Fidelity Series Blue Chip Growth Fund	10.8
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	6.8
Fidelity Series International Value Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series International Growth Fund	6.5
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	5.4
82.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.3%
International Equity Funds	41.9%
Bond Funds	7.7%
Short-Term Investments	0.1%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2045 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.5% 4/14/22 to 6/23/22 (a)
(Cost $849,682)	850,000	849,726
	Shares	Value

Domestic Equity Funds - 50.3%
Fidelity Series Blue Chip Growth Fund (b)	9,484,793	$136,296,481
Fidelity Series Commodity Strategy Fund (b)	3,650,155	18,652,293
Fidelity Series Large Cap Growth Index Fund (b)	4,880,123	85,890,167
Fidelity Series Large Cap Stock Fund (b)	5,040,214	95,814,463
Fidelity Series Large Cap Value Index Fund (b)	11,941,107	183,415,410
Fidelity Series Small Cap Opportunities Fund (b)	3,384,337	46,094,675
Fidelity Series Value Discovery Fund (b)	4,238,216	67,811,448
TOTAL DOMESTIC EQUITY FUNDS
(Cost $562,609,985)		633,974,937

International Equity Funds - 41.9%
Fidelity Series Canada Fund (b)	2,652,940	41,173,625
Fidelity Series Emerging Markets Fund (b)	1,874,534	17,395,680
Fidelity Series Emerging Markets Opportunities Fund (b)	8,713,229	160,323,422
Fidelity Series International Growth Fund (b)	4,968,970	82,385,518
Fidelity Series International Index Fund (b)	3,056,656	34,968,147
Fidelity Series International Small Cap Fund (b)	1,431,233	25,690,627
Fidelity Series International Value Fund (b)	7,542,539	83,194,205
Fidelity Series Overseas Fund (b)	6,563,721	82,834,157
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $524,625,238)		527,965,381

Bond Funds - 7.7%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	131,589	1,263,256
Fidelity Series Corporate Bond Fund (b)	133,341	1,346,748
Fidelity Series Emerging Markets Debt Fund (b)	745,337	6,149,031
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	230,905	2,080,455
Fidelity Series Floating Rate High Income Fund (b)	136,892	1,258,035
Fidelity Series Government Bond Index Fund (b)	198,006	1,976,097
Fidelity Series High Income Fund (b)	840,899	7,643,774
Fidelity Series Investment Grade Bond Fund (b)	191,314	2,087,232
Fidelity Series Investment Grade Securitized Fund (b)	143,612	1,395,912
Fidelity Series Long-Term Treasury Bond Index Fund (b)	8,871,616	67,601,717
Fidelity Series Real Estate Income Fund (b)	396,079	4,499,453
TOTAL BOND FUNDS
(Cost $104,421,402)		97,301,710

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.31% (c)
(Cost $530,452)	530,345	530,452
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,193,036,759)		1,260,622,206
NET OTHER ASSETS (LIABILITIES) - 0.0%		(62,031)
NET ASSETS - 100%		$1,260,560,175

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	25	June 2022	$2,680,500	$152,380	$152,380
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	89	June 2022	5,008,475	149,599	149,599
Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	25	June 2022	5,663,438	(320,622)	(320,622)
TOTAL FUTURES CONTRACTS					$(18,643)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $2,313,693

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $849,726.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$--	$2,298,765	$1,768,313	$190	$--	$--	$530,452	0.0%
Total	$--	$2,298,765	$1,768,313	$190	$--	$--	$530,452

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$5,538,580	$5,518,129	$16,965	$(17,925)	$--	$--
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	11,317,810	9,644,299	55,223	(372,094)	(38,161)	1,263,256
Fidelity Series Blue Chip Growth Fund	98,109,560	90,697,642	28,670,402	26,383,590	(961,107)	(22,879,212)	136,296,481
Fidelity Series Canada Fund	21,576,071	17,520,809	3,767,952	775,817	(49,958)	5,894,655	41,173,625
Fidelity Series Commodity Strategy Fund	24,755,229	20,152,162	27,234,172	9,754,445	(890,309)	1,869,383	18,652,293
Fidelity Series Corporate Bond Fund	97,731	2,014,719	742,016	6,664	(19,337)	(4,349)	1,346,748
Fidelity Series Emerging Markets Debt Fund	4,878,628	2,783,435	870,836	278,072	(33,893)	(608,303)	6,149,031
Fidelity Series Emerging Markets Debt Local Currency Fund	1,630,700	944,397	254,781	82,951	(21,637)	(218,224)	2,080,455
Fidelity Series Emerging Markets Fund	14,186,827	8,879,302	1,642,017	577,462	(47,362)	(3,981,070)	17,395,680
Fidelity Series Emerging Markets Opportunities Fund	127,540,316	100,599,965	16,075,578	18,160,590	(593,901)	(51,147,380)	160,323,422
Fidelity Series Floating Rate High Income Fund	982,840	556,746	280,194	51,925	(528)	(829)	1,258,035
Fidelity Series Government Bond Index Fund	119,850	3,152,725	1,270,797	3,208	(21,529)	(4,152)	1,976,097
Fidelity Series Government Money Market Fund 0.31%	2,311,226	382,615	2,693,841	472	--	--	--
Fidelity Series High Income Fund	5,661,375	3,461,927	1,217,249	381,567	(24,540)	(237,739)	7,643,774
Fidelity Series Inflation-Protected Bond Index Fund	17,818,592	6,262,853	24,828,766	247,821	1,518,445	(771,124)	--
Fidelity Series International Growth Fund	53,160,536	42,703,318	4,872,126	6,286,315	89,990	(8,696,200)	82,385,518
Fidelity Series International Index Fund	22,153,774	15,871,252	1,707,406	834,559	(71,757)	(1,277,716)	34,968,147
Fidelity Series International Small Cap Fund	19,006,573	11,980,503	955,216	3,259,401	(26,759)	(4,314,474)	25,690,627
Fidelity Series International Value Fund	53,039,664	40,118,175	10,264,695	3,947,069	(192,724)	493,785	83,194,205
Fidelity Series Investment Grade Bond Fund	134,456	3,405,799	1,425,928	8,432	(22,300)	(4,795)	2,087,232
Fidelity Series Investment Grade Securitized Fund	93,712	2,038,935	723,476	2,564	(9,787)	(3,472)	1,395,912
Fidelity Series Large Cap Growth Index Fund	61,934,791	36,850,368	20,432,883	2,502,846	47,919	7,489,972	85,890,167
Fidelity Series Large Cap Stock Fund	67,655,175	41,692,285	15,170,776	7,902,478	(423,975)	2,061,754	95,814,463
Fidelity Series Large Cap Value Index Fund	129,236,009	76,191,995	27,622,033	11,691,392	(522,214)	6,131,653	183,415,410
Fidelity Series Long-Term Treasury Bond Index Fund	24,407,341	51,429,541	4,809,269	927,030	(470,496)	(2,955,400)	67,601,717
Fidelity Series Overseas Fund	53,150,937	37,726,173	5,667,904	2,325,550	18,022	(2,393,071)	82,834,157
Fidelity Series Real Estate Income Fund	3,391,662	1,745,796	714,587	173,651	(9,807)	86,389	4,499,453
Fidelity Series Short-Term Credit Fund	1,140,277	275,329	1,415,169	5,971	15,802	(16,239)	--
Fidelity Series Small Cap Opportunities Fund	32,675,014	29,153,899	5,681,554	10,670,302	(501,938)	(9,550,746)	46,094,675
Fidelity Series Treasury Bill Index Fund	3,672,409	935,918	4,608,334	714	1,126	(1,119)	--
Fidelity Series Value Discovery Fund	47,751,795	31,648,427	11,052,144	7,532,318	(247,856)	(288,774)	67,811,448
Total	$892,273,070	$698,033,400	$241,834,529	$114,847,364	$(3,862,429)	$(85,364,958)	$1,259,242,028

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$849,726	$--	$849,726	$--
Domestic Equity Funds	633,974,937	633,974,937	--	--
International Equity Funds	527,965,381	527,965,381	--	--
Bond Funds	97,301,710	97,301,710	--	--
Short-Term Funds	530,452	530,452	--	--
Total Investments in Securities:	$1,260,622,206	$1,259,772,480	$849,726	$--
Derivative Instruments:
Assets
Futures Contracts	$301,979	$301,979	$--	$--
Total Assets	$301,979	$301,979	$--	$--
Liabilities
Futures Contracts	$(320,622)	$(320,622)	$--	$--
Total Liabilities	$(320,622)	$(320,622)	$--	$--
Total Derivative Instruments:	$(18,643)	$(18,643)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$301,979	$(320,622)
Total Equity Risk	301,979	(320,622)
Total Value of Derivatives	$301,979	$(320,622)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $849,682)	$849,726
Fidelity Central Funds (cost $530,452)	530,452
Other affiliated issuers (cost $1,191,656,625)	1,259,242,028
Total Investment in Securities (cost $1,193,036,759)		$1,260,622,206
Cash		10,350
Receivable for investments sold		24,752,028
Receivable for fund shares sold		1,698,334
Distributions receivable from Fidelity Central Funds		104
Receivable for daily variation margin on futures contracts		11,090
Total assets		1,287,094,112
Liabilities
Payable for investments purchased	$24,223,470
Payable for fund shares redeemed	1,904,412
Accrued management fee	337,103
Distribution and service plan fees payable	3,617
Payable for daily variation margin on futures contracts	65,335
Total liabilities		26,533,937
Net Assets		$1,260,560,175
Net Assets consist of:
Paid in capital		$1,165,311,843
Total accumulated earnings (loss)		95,248,332
Net Assets		$1,260,560,175
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($3,781,936 ÷ 324,811 shares)(a)		$11.64
Maximum offering price per share (100/94.25 of $11.64)		$12.35
Class M:
Net Asset Value and redemption price per share ($2,547,176 ÷ 219,332 shares)(a)		$11.61
Maximum offering price per share (100/96.50 of $11.61)		$12.03
Class C:
Net Asset Value and offering price per share ($2,380,082 ÷ 206,902 shares)(a)		$11.50
Fidelity Freedom Blend 2045 Fund:
Net Asset Value, offering price and redemption price per share ($63,196,247 ÷ 5,414,679 shares)		$11.67
Class K:
Net Asset Value, offering price and redemption price per share ($24,151,650 ÷ 2,065,392 shares)		$11.69
Class K6:
Net Asset Value, offering price and redemption price per share ($445,959,127 ÷ 37,957,217 shares)		$11.75
Class I:
Net Asset Value, offering price and redemption price per share ($17,038,175 ÷ 1,459,949 shares)		$11.67
Class Z:
Net Asset Value, offering price and redemption price per share ($2,778,875 ÷ 237,263 shares)		$11.71
Class Z6:
Net Asset Value, offering price and redemption price per share ($72,838,347 ÷ 6,221,370 shares)		$11.71
Premier Class:
Net Asset Value, offering price and redemption price per share ($625,888,560 ÷ 53,396,008 shares)		$11.72

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$33,087,935
Interest		240
Income from Fidelity Central Funds		190
Total income		33,088,365
Expenses
Management fee	$3,811,189
Distribution and service plan fees	38,105
Independent trustees' fees and expenses	3,265
Total expenses		3,852,559
Net investment income (loss)		29,235,806
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(3,862,429)
Futures contracts	(508,552)
Capital gain distributions from underlying funds:
Affiliated issuers	81,759,429
Total net realized gain (loss)		77,388,448
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	44
Affiliated issuers	(85,364,958)
Futures contracts	(18,643)
Total change in net unrealized appreciation (depreciation)		(85,383,557)
Net gain (loss)		(7,995,109)
Net increase (decrease) in net assets resulting from operations		$21,240,697

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,235,806	$9,221,720
Net realized gain (loss)	77,388,448	42,311,069
Change in net unrealized appreciation (depreciation)	(85,383,557)	237,376,660
Net increase (decrease) in net assets resulting from operations	21,240,697	288,909,449
Distributions to shareholders	(96,950,487)	(37,152,164)
Share transactions - net increase (decrease)	444,226,581	173,605,835
Total increase (decrease) in net assets	368,516,791	425,363,120
Net Assets
Beginning of period	892,043,384	466,680,264
End of period	$1,260,560,175	$892,043,384

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2045 Fund Class A

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.26	$8.29	$9.55	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.17	.10	.15	.03
Net realized and unrealized gain (loss)	.26	4.42	(1.07)	(.22)
Total from investment operations	.43	4.52	(.92)	(.19)
Distributions from net investment income	(.28)	(.12)	(.17)	(.15)
Distributions from net realized gain	(.77)	(.43)	(.17)	(.11)
Total distributions	(1.05)	(.55)	(.34)	(.26)
Net asset value, end of period	$11.64	$12.26	$8.29	$9.55
Total ReturnD,E	3.02%	55.30%	(10.38)%	(1.56)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.79%	.79%	.79%	.79%H
Expenses net of fee waivers, if any	.79%	.79%	.79%	.79%H
Expenses net of all reductions	.79%	.79%	.79%	.79%H
Net investment income (loss)	1.38%	.89%	1.49%	.64%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,782	$1,963	$835	$253
Portfolio turnover rateI	21%	23%	27%	19%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class M

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.23	$8.27	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.14	.07	.12	.02
Net realized and unrealized gain (loss)	.26	4.42	(1.08)	(.22)
Total from investment operations	.40	4.49	(.96)	(.20)
Distributions from net investment income	(.25)	(.10)	(.14)	(.15)
Distributions from net realized gain	(.77)	(.43)	(.17)	(.11)
Total distributions	(1.02)	(.53)	(.31)	(.26)
Net asset value, end of period	$11.61	$12.23	$8.27	$9.54
Total ReturnD,E,F	2.78%	55.04%	(10.71)%	(1.68)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	1.04%	1.04%	1.05%I	1.04%J
Expenses net of fee waivers, if any	1.04%	1.04%	1.05%I	1.04%J
Expenses net of all reductions	1.04%	1.04%	1.05%I	1.04%J
Net investment income (loss)	1.13%	.64%	1.23%	.39%J
Supplemental Data
Net assets, end of period (000 omitted)	$2,547	$1,787	$1,120	$160
Portfolio turnover rateK	21%	23%	27%	19%J

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class C

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.16	$8.26	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.08	.02	.07	(.01)
Net realized and unrealized gain (loss)	.25	4.40	(1.08)	(.21)
Total from investment operations	.33	4.42	(1.01)	(.22)
Distributions from net investment income	(.22)	(.09)	(.10)	(.13)
Distributions from net realized gain	(.77)	(.42)	(.17)	(.11)
Total distributions	(.99)	(.52)D	(.27)	(.24)
Net asset value, end of period	$11.50	$12.16	$8.26	$9.54
Total ReturnE,F	2.21%	54.21%	(11.14)%	(1.91)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	1.54%	1.54%	1.54%	1.55%I,J
Expenses net of fee waivers, if any	1.54%	1.54%	1.54%	1.55%I,J
Expenses net of all reductions	1.54%	1.54%	1.54%	1.55%I,J
Net investment income (loss)	.63%	.14%	.74%	(.12)%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,380	$1,151	$261	$157
Portfolio turnover rateK	21%	23%	27%	19%I

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.29	$8.30	$9.56	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.20	.12	.16	.05
Net realized and unrealized gain (loss)	.26	4.44	(1.07)	(.22)
Total from investment operations	.46	4.56	(.91)	(.17)
Distributions from net investment income	(.31)	(.14)	(.18)	(.16)
Distributions from net realized gain	(.77)	(.44)	(.17)	(.11)
Total distributions	(1.08)	(.57)D	(.35)	(.27)
Net asset value, end of period	$11.67	$12.29	$8.30	$9.56
Total ReturnE	3.27%	55.82%	(10.29)%	(1.31)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.54%	.54%	.56%H	.55%H,I
Expenses net of fee waivers, if any	.54%	.54%	.56%H	.55%H,I
Expenses net of all reductions	.54%	.54%	.56%H	.55%H,I
Net investment income (loss)	1.63%	1.14%	1.72%	.88%I
Supplemental Data
Net assets, end of period (000 omitted)	$63,196	$23,283	$10,682	$748
Portfolio turnover rateJ	21%	23%	27%	19%I

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class K

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.30	$8.30	$9.56	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.22	.13	.18	.05
Net realized and unrealized gain (loss)	.25	4.45	(1.07)	(.22)
Total from investment operations	.47	4.58	(.89)	(.17)
Distributions from net investment income	(.31)	(.15)	(.19)	(.16)
Distributions from net realized gain	(.77)	(.43)	(.17)	(.11)
Total distributions	(1.08)	(.58)	(.37)D	(.27)
Net asset value, end of period	$11.69	$12.30	$8.30	$9.56
Total ReturnE	3.35%	56.03%	(10.14)%	(1.35)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.44%	.44%	.44%	.44%H
Expenses net of fee waivers, if any	.44%	.44%	.44%	.44%H
Expenses net of all reductions	.44%	.44%	.44%	.44%H
Net investment income (loss)	1.73%	1.24%	1.84%	.99%H
Supplemental Data
Net assets, end of period (000 omitted)	$24,152	$20,125	$13,473	$99
Portfolio turnover rateI	21%	23%	27%	19%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class K6

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.33	$8.32	$9.57	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.23	.15	.19	.06
Net realized and unrealized gain (loss)	.26	4.45	(1.08)	(.22)
Total from investment operations	.49	4.60	(.89)	(.16)
Distributions from net investment income	(.29)	(.15)	(.18)	(.16)
Distributions from net realized gain	(.78)	(.44)	(.17)	(.11)
Total distributions	(1.07)	(.59)	(.36)D	(.27)
Net asset value, end of period	$11.75	$12.33	$8.32	$9.57
Total ReturnE	3.51%	56.12%	(10.10)%	(1.21)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.34%	.34%	.34%	.35%H,I
Expenses net of fee waivers, if any	.34%	.34%	.34%	.35%H,I
Expenses net of all reductions	.34%	.34%	.34%	.35%H,I
Net investment income (loss)	1.83%	1.34%	1.94%	1.08%H
Supplemental Data
Net assets, end of period (000 omitted)	$445,959	$828,827	$435,714	$8,306
Portfolio turnover rateJ	21%	23%	27%	19%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class I

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.28	$8.30	$9.56	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.21	.12	.17	.05
Net realized and unrealized gain (loss)	.25	4.44	(1.07)	(.22)
Total from investment operations	.46	4.56	(.90)	(.17)
Distributions from net investment income	(.30)	(.14)	(.19)	(.16)
Distributions from net realized gain	(.77)	(.44)	(.17)	(.11)
Total distributions	(1.07)	(.58)	(.36)	(.27)
Net asset value, end of period	$11.67	$12.28	$8.30	$9.56
Total ReturnD	3.28%	55.74%	(10.18)%	(1.38)%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.54%	.54%	.55%G	.54%H
Expenses net of fee waivers, if any	.54%	.54%	.55%G	.54%H
Expenses net of all reductions	.54%	.54%	.55%G	.54%H
Net investment income (loss)	1.63%	1.14%	1.74%	.89%H
Supplemental Data
Net assets, end of period (000 omitted)	$17,038	$10,354	$3,395	$99
Portfolio turnover rateI	21%	23%	27%	19%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Premier Class

Years ended March 31,	2022 A
Selected Per–Share Data
Net asset value, beginning of period	$12.60
Income from Investment Operations
Net investment income (loss)B,C	.48
Net realized and unrealized gain (loss)	(.25)
Total from investment operations	.23
Distributions from net investment income	(.33)
Distributions from net realized gain	(.78)
Total distributions	(1.11)
Net asset value, end of period	$11.72
Total ReturnD	1.32%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.29%G
Expenses net of fee waivers, if any	.29%G
Expenses net of all reductions	.29%G
Net investment income (loss)	3.87%G
Supplemental Data
Net assets, end of period (000 omitted)	$625,889
Portfolio turnover rateH	21%

 A For the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class Z

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.33	$8.32	$9.56	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.22	.13	.18	.05
Net realized and unrealized gain (loss)	.25	4.46	(1.08)	(.22)
Total from investment operations	.47	4.59	(.90)	(.17)
Distributions from net investment income	(.31)	(.14)	(.17)	(.16)
Distributions from net realized gain	(.79)	(.43)	(.17)	(.11)
Total distributions	(1.09)D	(.58)D	(.34)	(.27)
Net asset value, end of period	$11.71	$12.33	$8.32	$9.56
Total ReturnE	3.37%	55.96%	(10.10)%	(1.35)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.44%	.44%	.44%	.44%H
Expenses net of fee waivers, if any	.44%	.44%	.44%	.44%H
Expenses net of all reductions	.44%	.44%	.44%	.44%H
Net investment income (loss)	1.73%	1.24%	1.84%	.99%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,779	$329	$92	$99
Portfolio turnover rateI	21%	23%	27%	19%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class Z6

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.32	$8.32	$9.57	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.23	.15	.18	.06
Net realized and unrealized gain (loss)	.26	4.45	(1.07)	(.22)
Total from investment operations	.49	4.60	(.89)	(.16)
Distributions from net investment income	(.32)	(.16)	(.19)	(.16)
Distributions from net realized gain	(.78)	(.44)	(.17)	(.11)
Total distributions	(1.10)	(.60)	(.36)	(.27)
Net asset value, end of period	$11.71	$12.32	$8.32	$9.57
Total ReturnD	3.50%	56.16%	(10.10)%	(1.21)%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.34%	.34%	.35%G	.34%H
Expenses net of fee waivers, if any	.34%	.34%	.35%G	.34%H
Expenses net of all reductions	.34%	.34%	.35%G	.34%H
Net investment income (loss)	1.83%	1.34%	1.94%	1.09%H
Supplemental Data
Net assets, end of period (000 omitted)	$72,838	$4,223	$1,108	$99
Portfolio turnover rateI	21%	23%	27%	19%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Emerging Markets Opportunities Fund	12.7
Fidelity Series Blue Chip Growth Fund	10.8
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	6.8
Fidelity Series International Value Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series International Growth Fund	6.5
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	5.4
82.9
Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.3%
International Equity Funds	41.9%
Bond Funds	7.7%
Short-Term Investments	0.1%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2050 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.5% 4/14/22 to 6/23/22 (a)
(Cost $709,741)	710,000	709,775
	Shares	Value

Domestic Equity Funds - 50.3%
Fidelity Series Blue Chip Growth Fund (b)	7,968,578	$114,508,461
Fidelity Series Commodity Strategy Fund (b)	3,068,727	15,681,196
Fidelity Series Large Cap Growth Index Fund (b)	4,100,017	72,160,302
Fidelity Series Large Cap Stock Fund (b)	4,234,497	80,497,782
Fidelity Series Large Cap Value Index Fund (b)	10,032,264	154,095,566
Fidelity Series Small Cap Opportunities Fund (b)	2,843,314	38,725,938
Fidelity Series Value Discovery Fund (b)	3,560,709	56,971,338
TOTAL DOMESTIC EQUITY FUNDS
(Cost $473,202,025)		532,640,583

International Equity Funds - 41.9%
Fidelity Series Canada Fund (b)	2,229,214	34,597,406
Fidelity Series Emerging Markets Fund (b)	1,576,417	14,629,146
Fidelity Series Emerging Markets Opportunities Fund (b)	7,321,092	134,708,093
Fidelity Series International Growth Fund (b)	4,174,976	69,221,096
Fidelity Series International Index Fund (b)	2,568,518	29,383,849
Fidelity Series International Small Cap Fund (b)	1,202,421	21,583,450
Fidelity Series International Value Fund (b)	6,337,289	69,900,297
Fidelity Series Overseas Fund (b)	5,514,910	69,598,166
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $441,752,679)		443,621,503

Bond Funds - 7.7%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	110,551	1,061,285
Fidelity Series Corporate Bond Fund (b)	112,737	1,138,644
Fidelity Series Emerging Markets Debt Fund (b)	626,537	5,168,930
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	194,052	1,748,411
Fidelity Series Floating Rate High Income Fund (b)	115,034	1,057,166
Fidelity Series Government Bond Index Fund (b)	167,072	1,667,383
Fidelity Series High Income Fund (b)	706,478	6,421,886
Fidelity Series Investment Grade Bond Fund (b)	161,389	1,760,754
Fidelity Series Investment Grade Securitized Fund (b)	121,395	1,179,957
Fidelity Series Long-Term Treasury Bond Index Fund (b)	7,457,084	56,822,979
Fidelity Series Real Estate Income Fund (b)	332,953	3,782,343
TOTAL BOND FUNDS
(Cost $87,733,910)		81,809,738

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.31% (c)
(Cost $439,721)	439,633	439,721
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,003,838,076)		1,059,221,320
NET OTHER ASSETS (LIABILITIES) - 0.0%		(53,063)
NET ASSETS - 100%		$1,059,168,257

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	21	June 2022	$2,251,620	$127,999	$127,999
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	74	June 2022	4,164,350	124,162	124,162
Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	20	June 2022	4,530,750	(261,591)	(261,591)
TOTAL FUTURES CONTRACTS					$(9,430)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $708,776.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$49	$2,147,575	$1,707,903	$159	$--	$--	$439,721	0.0%
Total	$49	$2,147,575	$1,707,903	$159	$--	$--	$439,721

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$4,630,753	$4,613,705	$14,148	$(14,942)	$--	$--
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	9,484,247	8,080,776	46,120	(312,791)	(29,395)	1,061,285
Fidelity Series Blue Chip Growth Fund	80,914,353	76,695,046	23,221,524	21,904,299	(878,980)	(19,000,434)	114,508,461
Fidelity Series Canada Fund	17,794,580	14,930,243	3,003,088	645,615	(40,517)	4,916,188	34,597,406
Fidelity Series Commodity Strategy Fund	20,416,512	16,963,186	22,538,828	8,094,574	(717,108)	1,557,434	15,681,196
Fidelity Series Corporate Bond Fund	80,602	1,669,207	591,249	5,567	(16,017)	(3,899)	1,138,644
Fidelity Series Emerging Markets Debt Fund	4,023,620	2,381,987	700,111	231,191	(28,858)	(507,708)	5,168,930
Fidelity Series Emerging Markets Debt Local Currency Fund	1,344,896	808,516	205,091	69,028	(17,721)	(182,189)	1,748,411
Fidelity Series Emerging Markets Fund	11,700,406	7,647,243	1,367,971	480,531	(37,190)	(3,313,342)	14,629,146
Fidelity Series Emerging Markets Opportunities Fund	105,187,298	85,641,137	13,062,513	15,112,589	(388,196)	(42,669,633)	134,708,093
Fidelity Series Floating Rate High Income Fund	810,590	476,716	229,002	43,171	(545)	(593)	1,057,166
Fidelity Series Government Bond Index Fund	98,867	2,621,467	1,031,481	2,681	(18,431)	(3,039)	1,667,383
Fidelity Series Government Money Market Fund 0.31%	1,906,155	325,129	2,231,284	391	--	--	--
Fidelity Series High Income Fund	4,669,173	2,956,997	985,564	317,250	(19,230)	(199,490)	6,421,886
Fidelity Series Inflation-Protected Bond Index Fund	14,695,662	5,270,989	20,584,223	206,210	1,232,879	(615,307)	--
Fidelity Series International Growth Fund	43,843,148	36,633,883	4,049,892	5,231,259	36,897	(7,242,940)	69,221,096
Fidelity Series International Index Fund	18,271,049	13,622,444	1,381,347	694,494	(60,426)	(1,067,871)	29,383,849
Fidelity Series International Small Cap Fund	15,675,110	10,319,995	775,616	2,712,446	(23,177)	(3,612,862)	21,583,450
Fidelity Series International Value Fund	43,744,401	34,273,200	8,373,846	3,284,577	(164,258)	420,800	69,900,297
Fidelity Series Investment Grade Bond Fund	110,871	2,832,703	1,160,099	7,041	(19,036)	(3,685)	1,760,754
Fidelity Series Investment Grade Securitized Fund	77,287	1,689,824	575,896	2,152	(8,433)	(2,825)	1,179,957
Fidelity Series Large Cap Growth Index Fund	51,079,832	31,830,212	16,961,390	2,081,145	17,748	6,193,900	72,160,302
Fidelity Series Large Cap Stock Fund	55,797,787	35,692,073	12,363,482	6,550,492	(348,356)	1,719,760	80,497,782
Fidelity Series Large Cap Value Index Fund	106,585,865	65,905,815	23,048,695	9,733,470	(437,791)	5,090,372	154,095,566
Fidelity Series Long-Term Treasury Bond Index Fund	20,129,746	43,529,103	3,952,027	771,283	(429,725)	(2,454,118)	56,822,979
Fidelity Series Overseas Fund	43,835,536	32,510,405	4,731,339	1,935,243	8,054	(2,024,490)	69,598,166
Fidelity Series Real Estate Income Fund	2,797,229	1,501,419	579,286	144,149	(7,754)	70,735	3,782,343
Fidelity Series Short-Term Credit Fund	940,434	231,823	1,171,893	4,948	11,408	(11,772)	--
Fidelity Series Small Cap Opportunities Fund	26,948,239	24,758,147	4,624,012	8,856,358	(406,153)	(7,950,283)	38,725,938
Fidelity Series Treasury Bill Index Fund	3,028,772	782,693	3,811,465	612	524	(524)	--
Fidelity Series Value Discovery Fund	39,382,723	27,087,285	9,037,223	6,276,801	(206,618)	(254,829)	56,971,338
Total	$735,890,743	$595,703,887	$199,043,918	$95,459,835	$(3,294,743)	$(71,182,039)	$1,058,071,824

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$709,775	$--	$709,775	$--
Domestic Equity Funds	532,640,583	532,640,583	--	--
International Equity Funds	443,621,503	443,621,503	--	--
Bond Funds	81,809,738	81,809,738	--	--
Short-Term Funds	439,721	439,721	--	--
Total Investments in Securities:	$1,059,221,320	$1,058,511,545	$709,775	$--
Derivative Instruments:
Assets
Futures Contracts	$252,161	$252,161	$--	$--
Total Assets	$252,161	$252,161	$--	$--
Liabilities
Futures Contracts	$(261,591)	$(261,591)	$--	$--
Total Liabilities	$(261,591)	$(261,591)	$--	$--
Total Derivative Instruments:	$(9,430)	$(9,430)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$252,161	$(261,591)
Total Equity Risk	252,161	(261,591)
Total Value of Derivatives	$252,161	$(261,591)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $709,741)	$709,775
Fidelity Central Funds (cost $439,721)	439,721
Other affiliated issuers (cost $1,002,688,614)	1,058,071,824
Total Investment in Securities (cost $1,003,838,076)		$1,059,221,320
Cash		8,086
Receivable for investments sold		20,496,666
Receivable for fund shares sold		1,765,165
Distributions receivable from Fidelity Central Funds		85
Receivable for daily variation margin on futures contracts		10,947
Total assets		1,081,502,269
Liabilities
Payable for investments purchased	$20,733,648
Payable for fund shares redeemed	1,255,511
Accrued management fee	285,051
Distribution and service plan fees payable	2,456
Payable for daily variation margin on futures contracts	57,346
Total liabilities		22,334,012
Net Assets		$1,059,168,257
Net Assets consist of:
Paid in capital		$980,827,519
Total accumulated earnings (loss)		78,340,738
Net Assets		$1,059,168,257
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($4,292,005 ÷ 368,917 shares)(a)		$11.63
Maximum offering price per share (100/94.25 of $11.63)		$12.34
Class M:
Net Asset Value and redemption price per share ($964,979 ÷ 83,225 shares)(a)		$11.59
Maximum offering price per share (100/96.50 of $11.59)		$12.01
Class C:
Net Asset Value and offering price per share ($1,539,514 ÷ 134,042 shares)(a)		$11.49
Fidelity Freedom Blend 2050 Fund:
Net Asset Value, offering price and redemption price per share ($61,158,425 ÷ 5,250,327 shares)		$11.65
Class K:
Net Asset Value, offering price and redemption price per share ($15,640,244 ÷ 1,339,599 shares)		$11.68
Class K6:
Net Asset Value, offering price and redemption price per share ($417,396,739 ÷ 35,601,667 shares)		$11.72
Class I:
Net Asset Value, offering price and redemption price per share ($15,494,257 ÷ 1,329,440 shares)		$11.65
Class Z:
Net Asset Value, offering price and redemption price per share ($2,142,261 ÷ 183,134 shares)		$11.70
Class Z6:
Net Asset Value, offering price and redemption price per share ($56,381,968 ÷ 4,821,925 shares)		$11.69
Premier Class:
Net Asset Value, offering price and redemption price per share ($484,157,865 ÷ 41,393,124 shares)		$11.70

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$27,506,385
Interest		193
Income from Fidelity Central Funds		159
Total income		27,506,737
Expenses
Management fee	$3,192,154
Distribution and service plan fees	25,705
Independent trustees' fees and expenses	2,709
Total expenses		3,220,568
Net investment income (loss)		24,286,169
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(3,294,743)
Futures contracts	(440,328)
Capital gain distributions from underlying funds:
Affiliated issuers	67,953,450
Total net realized gain (loss)		64,218,379
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	34
Affiliated issuers	(71,182,039)
Futures contracts	(9,430)
Total change in net unrealized appreciation (depreciation)		(71,191,435)
Net gain (loss)		(6,973,056)
Net increase (decrease) in net assets resulting from operations		$17,313,113

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,286,169	$7,540,898
Net realized gain (loss)	64,218,379	33,853,518
Change in net unrealized appreciation (depreciation)	(71,191,435)	192,339,587
Net increase (decrease) in net assets resulting from operations	17,313,113	233,734,003
Distributions to shareholders	(79,892,800)	(29,570,711)
Share transactions - net increase (decrease)	386,065,047	162,933,188
Total increase (decrease) in net assets	323,485,360	367,096,480
Net Assets
Beginning of period	735,682,897	368,586,417
End of period	$1,059,168,257	$735,682,897

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2050 Fund Class A

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.24	$8.26	$9.51	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.18	.10	.15	.02
Net realized and unrealized gain (loss)	.24	4.42	(1.08)	(.21)
Total from investment operations	.42	4.52	(.93)	(.19)
Distributions from net investment income	(.28)	(.12)	(.16)	(.14)
Distributions from net realized gain	(.75)	(.41)	(.16)	(.16)
Total distributions	(1.03)	(.54)D	(.32)	(.30)
Net asset value, end of period	$11.63	$12.24	$8.26	$9.51
Total ReturnE,F	2.97%	55.43%	(10.48)%	(1.50)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.79%	.79%	.79%	.79%I
Expenses net of fee waivers, if any	.79%	.79%	.79%	.79%I
Expenses net of all reductions	.79%	.79%	.79%	.79%I
Net investment income (loss)	1.47%	.90%	1.51%	.31%I
Supplemental Data
Net assets, end of period (000 omitted)	$4,292	$2,103	$644	$239
Portfolio turnover rateJ	21%	21%	26%	12%I

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class M

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.20	$8.24	$9.51	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.15	.07	.12	–D
Net realized and unrealized gain (loss)	.25	4.40	(1.08)	(.20)
Total from investment operations	.40	4.47	(.96)	(.20)
Distributions from net investment income	(.25)	(.10)	(.14)	(.13)
Distributions from net realized gain	(.75)	(.41)	(.16)	(.16)
Total distributions	(1.01)E	(.51)	(.31)E	(.29)
Net asset value, end of period	$11.59	$12.20	$8.24	$9.51
Total ReturnF,G	2.77%	55.03%	(10.80)%	(1.60)%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	1.04%	1.04%	1.04%	1.04%J
Expenses net of fee waivers, if any	1.04%	1.04%	1.04%	1.04%J
Expenses net of all reductions	1.04%	1.04%	1.04%	1.04%J
Net investment income (loss)	1.22%	.65%	1.26%	.07%J
Supplemental Data
Net assets, end of period (000 omitted)	$965	$686	$298	$99
Portfolio turnover rateK	21%	21%	26%	12%J

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class C

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.12	$8.21	$9.50	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.09	.02	.07	(.02)
Net realized and unrealized gain (loss)	.25	4.37	(1.08)	(.20)
Total from investment operations	.34	4.39	(1.01)	(.22)
Distributions from net investment income	(.22)	(.07)	(.12)	(.12)
Distributions from net realized gain	(.75)	(.41)	(.16)	(.16)
Total distributions	(.97)	(.48)	(.28)	(.28)
Net asset value, end of period	$11.49	$12.12	$8.21	$9.50
Total ReturnD,E,F	2.35%	54.21%	(11.22)%	(1.89)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	1.54%	1.54%	1.54%	1.54%I
Expenses net of fee waivers, if any	1.54%	1.54%	1.54%	1.54%I
Expenses net of all reductions	1.54%	1.54%	1.54%	1.54%I
Net investment income (loss)	.72%	.15%	.76%	(.43)%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,540	$978	$449	$137
Portfolio turnover rateJ	21%	21%	26%	12%I

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.25	$8.26	$9.51	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.21	.13	.16	.03
Net realized and unrealized gain (loss)	.25	4.42	(1.07)	(.21)
Total from investment operations	.46	4.55	(.91)	(.18)
Distributions from net investment income	(.30)	(.14)	(.18)	(.15)
Distributions from net realized gain	(.76)	(.42)	(.16)	(.16)
Total distributions	(1.06)	(.56)	(.34)	(.31)
Net asset value, end of period	$11.65	$12.25	$8.26	$9.51
Total ReturnD	3.30%	55.91%	(10.29)%	(1.39)%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.54%	.54%	.56%G	.54%H
Expenses net of fee waivers, if any	.54%	.54%	.56%G	.54%H
Expenses net of all reductions	.54%	.54%	.56%G	.54%H
Net investment income (loss)	1.72%	1.15%	1.75%	.57%H
Supplemental Data
Net assets, end of period (000 omitted)	$61,158	$27,448	$9,530	$466
Portfolio turnover rateI	21%	21%	26%	12%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class K

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.27	$8.27	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.23	.13	.19	.04
Net realized and unrealized gain (loss)	.25	4.43	(1.09)	(.21)
Total from investment operations	.48	4.56	(.90)	(.17)
Distributions from net investment income	(.31)	(.14)	(.19)	(.15)
Distributions from net realized gain	(.76)	(.42)	(.16)	(.16)
Total distributions	(1.07)	(.56)	(.35)	(.31)
Net asset value, end of period	$11.68	$12.27	$8.27	$9.52
Total ReturnD	3.43%	55.95%	(10.17)%	(1.28)%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.44%	.44%	.44%	.44%G
Expenses net of fee waivers, if any	.44%	.44%	.44%	.44%G
Expenses net of all reductions	.44%	.44%	.44%	.44%G
Net investment income (loss)	1.82%	1.25%	1.86%	.67%G
Supplemental Data
Net assets, end of period (000 omitted)	$15,640	$11,248	$8,346	$99
Portfolio turnover rateH	21%	21%	26%	12%G

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class K6

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.29	$8.28	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.24	.15	.19	.04
Net realized and unrealized gain (loss)	.25	4.43	(1.08)	(.20)
Total from investment operations	.49	4.58	(.89)	(.16)
Distributions from net investment income	(.30)	(.15)	(.18)	(.16)
Distributions from net realized gain	(.77)	(.42)	(.17)	(.16)
Total distributions	(1.06)D	(.57)	(.35)	(.32)
Net asset value, end of period	$11.72	$12.29	$8.28	$9.52
Total ReturnE	3.52%	56.13%	(10.13)%	(1.25)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.34%	.34%	.34%	.35%H,I
Expenses net of fee waivers, if any	.34%	.34%	.34%	.35%H,I
Expenses net of all reductions	.34%	.34%	.34%	.35%H,I
Net investment income (loss)	1.92%	1.35%	1.96%	.76%H
Supplemental Data
Net assets, end of period (000 omitted)	$417,397	$681,408	$344,082	$7,480
Portfolio turnover rateJ	21%	21%	26%	12%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class I

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.25	$8.26	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.22	.12	.17	.03
Net realized and unrealized gain (loss)	.24	4.42	(1.08)	(.20)
Total from investment operations	.46	4.54	(.91)	(.17)
Distributions from net investment income	(.30)	(.14)	(.19)	(.15)
Distributions from net realized gain	(.76)	(.42)	(.16)	(.16)
Total distributions	(1.06)	(.55)D	(.35)	(.31)
Net asset value, end of period	$11.65	$12.25	$8.26	$9.52
Total ReturnE	3.27%	55.81%	(10.32)%	(1.32)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.54%	.54%	.54%	.54%H
Expenses net of fee waivers, if any	.54%	.54%	.54%	.54%H
Expenses net of all reductions	.54%	.54%	.54%	.54%H
Net investment income (loss)	1.72%	1.15%	1.76%	.57%H
Supplemental Data
Net assets, end of period (000 omitted)	$15,494	$7,177	$3,181	$101
Portfolio turnover rateI	21%	21%	26%	12%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Premier Class

Years ended March 31,	2022 A
Selected Per–Share Data
Net asset value, beginning of period	$12.56
Income from Investment Operations
Net investment income (loss)B,C	.48
Net realized and unrealized gain (loss)	(.25)
Total from investment operations	.23
Distributions from net investment income	(.33)
Distributions from net realized gain	(.77)
Total distributions	(1.09)D
Net asset value, end of period	$11.70
Total ReturnE	1.38%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.29%H
Expenses net of fee waivers, if any	.29%H
Expenses net of all reductions	.29%H
Net investment income (loss)	3.87%H
Supplemental Data
Net assets, end of period (000 omitted)	$484,158
Portfolio turnover rateI	21%

 A For the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class Z

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.30	$8.28	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.23	.13	.18	.04
Net realized and unrealized gain (loss)	.25	4.45	(1.09)	(.21)
Total from investment operations	.48	4.58	(.91)	(.17)
Distributions from net investment income	(.31)	(.14)	(.17)	(.15)
Distributions from net realized gain	(.77)	(.42)	(.16)	(.16)
Total distributions	(1.08)	(.56)	(.33)	(.31)
Net asset value, end of period	$11.70	$12.30	$8.28	$9.52
Total ReturnD	3.40%	56.08%	(10.24)%	(1.28)%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.44%	.44%	.44%	.44%G
Expenses net of fee waivers, if any	.44%	.44%	.44%	.44%G
Expenses net of all reductions	.44%	.44%	.44%	.44%G
Net investment income (loss)	1.81%	1.25%	1.86%	.67%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,142	$138	$89	$99
Portfolio turnover rateH	21%	21%	26%	12%G

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class Z6

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.29	$8.28	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.24	.15	.18	.04
Net realized and unrealized gain (loss)	.25	4.44	(1.08)	(.20)
Total from investment operations	.49	4.59	(.90)	(.16)
Distributions from net investment income	(.32)	(.15)	(.18)	(.16)
Distributions from net realized gain	(.77)	(.42)	(.16)	(.16)
Total distributions	(1.09)	(.58)D	(.34)	(.32)
Net asset value, end of period	$11.69	$12.29	$8.28	$9.52
Total ReturnE	3.48%	56.23%	(10.15)%	(1.25)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.34%	.34%	.35%H	.34%I
Expenses net of fee waivers, if any	.34%	.34%	.35%H	.34%I
Expenses net of all reductions	.34%	.34%	.35%H	.34%I
Net investment income (loss)	1.92%	1.35%	1.95%	.77%I
Supplemental Data
Net assets, end of period (000 omitted)	$56,382	$4,496	$1,968	$99
Portfolio turnover rateJ	21%	21%	26%	12%I

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Emerging Markets Opportunities Fund	12.7
Fidelity Series Blue Chip Growth Fund	10.8
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	6.8
Fidelity Series International Value Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series International Growth Fund	6.5
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	5.4
82.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.3%
International Equity Funds	41.9%
Bond Funds	7.7%
Short-Term Investments	0.1%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2055 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.5% 4/14/22 to 6/23/22 (a)
(Cost $409,855)	410,000	409,871
	Shares	Value

Domestic Equity Funds - 50.3%
Fidelity Series Blue Chip Growth Fund (b)	4,638,993	$66,662,323
Fidelity Series Commodity Strategy Fund (b)	1,786,610	9,129,578
Fidelity Series Large Cap Growth Index Fund (b)	2,386,912	42,009,644
Fidelity Series Large Cap Stock Fund (b)	2,465,156	46,862,621
Fidelity Series Large Cap Value Index Fund (b)	5,840,449	89,709,305
Fidelity Series Small Cap Opportunities Fund (b)	1,655,263	22,544,676
Fidelity Series Value Discovery Fund (b)	2,072,906	33,166,503
TOTAL DOMESTIC EQUITY FUNDS
(Cost $278,755,410)		310,084,650

International Equity Funds - 41.9%
Fidelity Series Canada Fund (b)	1,297,720	20,140,616
Fidelity Series Emerging Markets Fund (b)	917,550	8,514,861
Fidelity Series Emerging Markets Opportunities Fund (b)	4,261,958	78,420,031
Fidelity Series International Growth Fund (b)	2,430,456	40,296,964
Fidelity Series International Index Fund (b)	1,495,216	17,105,274
Fidelity Series International Small Cap Fund (b)	699,994	12,564,890
Fidelity Series International Value Fund (b)	3,689,223	40,692,128
Fidelity Series Overseas Fund (b)	3,210,496	40,516,465
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $259,814,322)		258,251,229

Bond Funds - 7.7%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	64,358	617,840
Fidelity Series Corporate Bond Fund (b)	65,546	662,013
Fidelity Series Emerging Markets Debt Fund (b)	365,041	3,011,588
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	112,994	1,018,075
Fidelity Series Floating Rate High Income Fund (b)	66,968	615,435
Fidelity Series Government Bond Index Fund (b)	97,177	969,827
Fidelity Series High Income Fund (b)	411,270	3,738,446
Fidelity Series Investment Grade Bond Fund (b)	93,877	1,024,193
Fidelity Series Investment Grade Securitized Fund (b)	70,575	685,991
Fidelity Series Long-Term Treasury Bond Index Fund (b)	4,340,731	33,076,369
Fidelity Series Real Estate Income Fund (b)	193,751	2,201,012
TOTAL BOND FUNDS
(Cost $51,057,403)		47,620,789

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.31% (c)
(Cost $257,373)	257,322	257,373
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $590,294,363)		616,623,912
NET OTHER ASSETS (LIABILITIES) - 0.0%		(32,641)
NET ASSETS - 100%		$616,591,271

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	12	June 2022	$1,286,640	$73,143	$73,143
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	43	June 2022	2,419,825	70,507	70,507
Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	12	June 2022	2,718,450	(164,596)	(164,596)
TOTAL FUTURES CONTRACTS					$(20,946)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $408,872.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$--	$1,225,467	$968,094	$89	$--	$--	$257,373	0.0%
Total	$--	$1,225,467	$968,094	$89	$--	$--	$257,373

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$2,632,964	$2,623,319	$8,016	$(8,452)	$--	$--
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	5,461,693	4,647,803	26,227	(179,835)	(16,215)	617,840
Fidelity Series Blue Chip Growth Fund	43,079,529	47,547,124	12,541,008	12,225,416	(605,357)	(10,817,965)	66,662,323
Fidelity Series Canada Fund	9,474,093	9,482,007	1,543,931	365,028	(21,539)	2,749,986	20,140,616
Fidelity Series Commodity Strategy Fund	10,869,923	10,388,644	12,623,542	4,505,219	(378,013)	872,566	9,129,578
Fidelity Series Corporate Bond Fund	42,911	967,652	337,131	3,136	(9,422)	(1,997)	662,013
Fidelity Series Emerging Markets Debt Fund	2,142,296	1,554,861	376,229	129,235	(14,892)	(294,448)	3,011,588
Fidelity Series Emerging Markets Debt Local Currency Fund	716,032	526,704	110,227	39,030	(10,102)	(104,332)	1,018,075
Fidelity Series Emerging Markets Fund	6,229,493	4,915,770	720,579	271,678	(22,625)	(1,887,198)	8,514,861
Fidelity Series Emerging Markets Opportunities Fund	56,003,704	53,630,914	6,711,548	8,544,180	(192,882)	(24,310,157)	78,420,031
Fidelity Series Floating Rate High Income Fund	431,579	310,656	125,937	24,130	(296)	(567)	615,435
Fidelity Series Government Bond Index Fund	52,700	1,515,635	586,216	1,514	(10,650)	(1,642)	969,827
Fidelity Series Government Money Market Fund 0.31%	1,014,869	209,930	1,224,799	212	--	--	--
Fidelity Series High Income Fund	2,485,978	1,917,582	536,863	177,526	(11,581)	(116,670)	3,738,446
Fidelity Series Inflation-Protected Bond Index Fund	7,824,193	3,397,868	11,554,864	116,497	637,603	(304,800)	--
Fidelity Series International Growth Fund	23,342,808	23,285,027	2,050,173	2,957,448	16,919	(4,297,617)	40,296,964
Fidelity Series International Index Fund	9,727,759	8,738,625	676,130	392,663	(29,112)	(655,868)	17,105,274
Fidelity Series International Small Cap Fund	8,345,784	6,753,982	398,569	1,533,681	(12,471)	(2,123,836)	12,564,890
Fidelity Series International Value Fund	23,289,627	21,795,177	4,463,358	1,856,950	(96,808)	167,490	40,692,128
Fidelity Series Investment Grade Bond Fund	58,973	1,638,430	660,202	3,977	(10,690)	(2,318)	1,024,193
Fidelity Series Investment Grade Securitized Fund	41,147	979,866	328,578	1,222	(4,873)	(1,571)	685,991
Fidelity Series Large Cap Growth Index Fund	27,195,548	20,765,600	9,228,785	1,171,545	(72,914)	3,350,195	42,009,644
Fidelity Series Large Cap Stock Fund	29,707,678	22,935,616	6,466,837	3,655,100	(201,107)	887,271	46,862,621
Fidelity Series Large Cap Value Index Fund	56,748,156	42,882,752	12,344,746	5,513,491	(295,484)	2,718,627	89,709,305
Fidelity Series Long-Term Treasury Bond Index Fund	10,717,545	26,150,401	2,077,357	432,569	(217,009)	(1,497,211)	33,076,369
Fidelity Series Overseas Fund	23,338,543	20,958,825	2,441,884	1,094,088	2,896	(1,341,915)	40,516,465
Fidelity Series Real Estate Income Fund	1,489,282	996,158	315,023	80,948	(4,349)	34,944	2,201,012
Fidelity Series Short-Term Credit Fund	500,716	145,446	645,949	2,690	4,426	(4,639)	--
Fidelity Series Small Cap Opportunities Fund	14,347,497	15,323,337	2,420,168	4,935,126	(229,835)	(4,476,155)	22,544,676
Fidelity Series Treasury Bill Index Fund	1,612,557	487,562	2,100,119	334	(117)	117	--
Fidelity Series Value Discovery Fund	20,968,043	17,199,991	4,636,410	3,569,507	(117,606)	(247,515)	33,166,503
Total	$391,798,963	$375,496,799	$107,518,284	$53,638,383	$(2,096,177)	$(41,723,440)	$615,956,668

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$409,871	$--	$409,871	$--
Domestic Equity Funds	310,084,650	310,084,650	--	--
International Equity Funds	258,251,229	258,251,229	--	--
Bond Funds	47,620,789	47,620,789	--	--
Short-Term Funds	257,373	257,373	--	--
Total Investments in Securities:	$616,623,912	$616,214,041	$409,871	$--
Derivative Instruments:
Assets
Futures Contracts	$143,650	$143,650	$--	$--
Total Assets	$143,650	$143,650	$--	$--
Liabilities
Futures Contracts	$(164,596)	$(164,596)	$--	$--
Total Liabilities	$(164,596)	$(164,596)	$--	$--
Total Derivative Instruments:	$(20,946)	$(20,946)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$143,650	$(164,596)
Total Equity Risk	143,650	(164,596)
Total Value of Derivatives	$143,650	$(164,596)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $409,855)	$409,871
Fidelity Central Funds (cost $257,373)	257,373
Other affiliated issuers (cost $589,627,135)	615,956,668
Total Investment in Securities (cost $590,294,363)		$616,623,912
Cash		4,155
Receivable for investments sold		11,877,236
Receivable for fund shares sold		1,346,008
Distributions receivable from Fidelity Central Funds		48
Receivable for daily variation margin on futures contracts		3,595
Total assets		629,854,954
Liabilities
Payable for investments purchased	$12,070,532
Payable for fund shares redeemed	992,056
Accrued management fee	167,952
Distribution and service plan fees payable	1,342
Payable for daily variation margin on futures contracts	31,801
Total liabilities		13,263,683
Net Assets		$616,591,271
Net Assets consist of:
Paid in capital		$577,372,721
Total accumulated earnings (loss)		39,218,550
Net Assets		$616,591,271
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($2,479,094 ÷ 211,907 shares)(a)		$11.70
Maximum offering price per share (100/94.25 of $11.70)		$12.41
Class M:
Net Asset Value and redemption price per share ($821,916 ÷ 70,473 shares)(a)		$11.66
Maximum offering price per share (100/96.50 of $11.66)		$12.08
Class C:
Net Asset Value and offering price per share ($630,594 ÷ 54,519 shares)(a)		$11.57
Fidelity Freedom Blend 2055 Fund:
Net Asset Value, offering price and redemption price per share ($38,089,598 ÷ 3,244,871 shares)		$11.74
Class K:
Net Asset Value, offering price and redemption price per share ($8,994,866 ÷ 765,082 shares)		$11.76
Class K6:
Net Asset Value, offering price and redemption price per share ($287,129,051 ÷ 24,341,645 shares)		$11.80
Class I:
Net Asset Value, offering price and redemption price per share ($12,306,402 ÷ 1,048,374 shares)		$11.74
Class Z:
Net Asset Value, offering price and redemption price per share ($1,648,851 ÷ 139,980 shares)		$11.78
Class Z6:
Net Asset Value, offering price and redemption price per share ($35,927,330 ÷ 3,054,088 shares)		$11.76
Premier Class:
Net Asset Value, offering price and redemption price per share ($228,563,569 ÷ 19,415,412 shares)		$11.77

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$15,462,286
Interest		109
Income from Fidelity Central Funds		89
Total income		15,462,484
Expenses
Management fee	$1,804,518
Distribution and service plan fees	14,109
Independent trustees' fees and expenses	1,499
Total expenses		1,820,126
Net investment income (loss)		13,642,358
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(2,096,177)
Futures contracts	(242,176)
Capital gain distributions from underlying funds:
Affiliated issuers	38,176,097
Total net realized gain (loss)		35,837,744
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	16
Affiliated issuers	(41,723,440)
Futures contracts	(20,946)
Total change in net unrealized appreciation (depreciation)		(41,744,370)
Net gain (loss)		(5,906,626)
Net increase (decrease) in net assets resulting from operations		$7,735,732

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,642,358	$3,996,361
Net realized gain (loss)	35,837,744	17,649,461
Change in net unrealized appreciation (depreciation)	(41,744,370)	99,763,596
Net increase (decrease) in net assets resulting from operations	7,735,732	121,409,418
Distributions to shareholders	(44,065,406)	(14,842,492)
Share transactions - net increase (decrease)	261,233,331	103,892,978
Total increase (decrease) in net assets	224,903,657	210,459,904
Net Assets
Beginning of period	391,687,614	181,227,710
End of period	$616,591,271	$391,687,614

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2055 Fund Class A

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.28	$8.27	$9.51	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.21	.10	.16	.04
Net realized and unrealized gain (loss)	.23	4.43	(1.10)	(.22)
Total from investment operations	.44	4.53	(.94)	(.18)
Distributions from net investment income	(.28)	(.13)	(.15)	(.14)
Distributions from net realized gain	(.74)	(.39)	(.14)	(.16)
Total distributions	(1.02)	(.52)	(.30)D	(.31)D
Net asset value, end of period	$11.70	$12.28	$8.27	$9.51
Total ReturnE,F	3.10%	55.44%	(10.55)%	(1.46)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.79%	.79%	.79%	.79%I
Expenses net of fee waivers, if any	.79%	.79%	.79%	.79%I
Expenses net of all reductions	.79%	.79%	.79%	.79%I
Net investment income (loss)	1.66%	.92%	1.58%	.70%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,479	$1,296	$393	$151
Portfolio turnover rateJ	20%	21%	26%	14%I

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class M

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.26	$8.27	$9.51	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.18	.07	.13	.02
Net realized and unrealized gain (loss)	.21	4.42	(1.09)	(.21)
Total from investment operations	.39	4.49	(.96)	(.19)
Distributions from net investment income	(.25)	(.11)	(.13)	(.13)
Distributions from net realized gain	(.74)	(.39)	(.14)	(.16)
Total distributions	(.99)	(.50)	(.28)D	(.30)D
Net asset value, end of period	$11.66	$12.26	$8.27	$9.51
Total ReturnE,F	2.73%	54.95%	(10.73)%	(1.55)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	1.04%	1.04%	1.04%	1.04%I
Expenses net of fee waivers, if any	1.04%	1.04%	1.04%	1.04%I
Expenses net of all reductions	1.04%	1.04%	1.04%	1.04%I
Net investment income (loss)	1.40%	.67%	1.33%	.45%I
Supplemental Data
Net assets, end of period (000 omitted)	$822	$671	$249	$101
Portfolio turnover rateJ	20%	21%	26%	14%I

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class C

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.19	$8.24	$9.49	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.11	.02	.08	–D
Net realized and unrealized gain (loss)	.23	4.40	(1.08)	(.23)
Total from investment operations	.34	4.42	(1.00)	(.23)
Distributions from net investment income	(.22)	(.08)	(.10)	(.12)
Distributions from net realized gain	(.74)	(.39)	(.14)	(.16)
Total distributions	(.96)	(.47)	(.25)E	(.28)
Net asset value, end of period	$11.57	$12.19	$8.24	$9.49
Total ReturnF,G	2.31%	54.23%	(11.12)%	(1.93)%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	1.54%	1.55%J	1.54%	1.54%K
Expenses net of fee waivers, if any	1.54%	1.55%J	1.54%	1.54%K
Expenses net of all reductions	1.54%	1.55%J	1.54%	1.54%K
Net investment income (loss)	.90%	.16%	.83%	(.05)%K
Supplemental Data
Net assets, end of period (000 omitted)	$631	$391	$153	$107
Portfolio turnover rateL	20%	21%	26%	14%K

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.32	$8.29	$9.51	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.24	.13	.17	.05
Net realized and unrealized gain (loss)	.23	4.43	(1.08)	(.22)
Total from investment operations	.47	4.56	(.91)	(.17)
Distributions from net investment income	(.31)	(.14)	(.17)	(.15)
Distributions from net realized gain	(.75)	(.39)	(.14)	(.16)
Total distributions	(1.05)D	(.53)	(.31)	(.32)D
Net asset value, end of period	$11.74	$12.32	$8.29	$9.51
Total ReturnE	3.36%	55.75%	(10.22)%	(1.35)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.54%	.54%	.56%C	.54%H
Expenses net of fee waivers, if any	.54%	.54%	.56%C	.54%H
Expenses net of all reductions	.54%	.54%	.56%C	.54%H
Net investment income (loss)	1.90%	1.17%	1.82%	.95%H
Supplemental Data
Net assets, end of period (000 omitted)	$38,090	$13,739	$5,211	$320
Portfolio turnover rateI	20%	21%	26%	14%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class K

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.33	$8.29	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.25	.14	.19	.06
Net realized and unrealized gain (loss)	.23	4.44	(1.09)	(.22)
Total from investment operations	.48	4.58	(.90)	(.16)
Distributions from net investment income	(.30)	(.15)	(.19)	(.15)
Distributions from net realized gain	(.75)	(.39)	(.14)	(.16)
Total distributions	(1.05)	(.54)	(.33)	(.32)D
Net asset value, end of period	$11.76	$12.33	$8.29	$9.52
Total ReturnE	3.43%	55.92%	(10.17)%	(1.23)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.44%	.44%	.44%	.44%H
Expenses net of fee waivers, if any	.44%	.44%	.44%	.44%H
Expenses net of all reductions	.44%	.44%	.44%	.44%H
Net investment income (loss)	2.00%	1.27%	1.93%	1.05%H
Supplemental Data
Net assets, end of period (000 omitted)	$8,995	$7,108	$4,757	$99
Portfolio turnover rateI	20%	21%	26%	14%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class K6

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.35	$8.30	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.27	.15	.20	.06
Net realized and unrealized gain (loss)	.23	4.44	(1.10)	(.22)
Total from investment operations	.50	4.59	(.90)	(.16)
Distributions from net investment income	(.30)	(.15)	(.18)	(.16)
Distributions from net realized gain	(.75)	(.40)	(.15)	(.16)
Total distributions	(1.05)	(.54)D	(.32)D	(.32)
Net asset value, end of period	$11.80	$12.35	$8.30	$9.52
Total ReturnE	3.60%	56.09%	(10.11)%	(1.19)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.34%	.34%	.34%	.35%H,I
Expenses net of fee waivers, if any	.34%	.34%	.34%	.35%H,I
Expenses net of all reductions	.34%	.34%	.34%	.35%H,I
Net investment income (loss)	2.10%	1.37%	2.03%	1.15%H
Supplemental Data
Net assets, end of period (000 omitted)	$287,129	$361,200	$167,831	$4,021
Portfolio turnover rateJ	20%	21%	26%	14%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class I

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.32	$8.28	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.24	.13	.18	.05
Net realized and unrealized gain (loss)	.23	4.44	(1.10)	(.22)
Total from investment operations	.47	4.57	(.92)	(.17)
Distributions from net investment income	(.30)	(.14)	(.18)	(.15)
Distributions from net realized gain	(.75)	(.39)	(.14)	(.16)
Total distributions	(1.05)	(.53)	(.32)	(.31)
Net asset value, end of period	$11.74	$12.32	$8.28	$9.52
Total ReturnD	3.32%	55.85%	(10.32)%	(1.27)%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.54%	.54%	.54%	.54%G
Expenses net of fee waivers, if any	.54%	.54%	.54%	.54%G
Expenses net of all reductions	.54%	.54%	.54%	.54%G
Net investment income (loss)	1.91%	1.17%	1.83%	.95%G
Supplemental Data
Net assets, end of period (000 omitted)	$12,306	$3,995	$1,851	$99
Portfolio turnover rateH	20%	21%	26%	14%G

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Premier Class

Years ended March 31,	2022 A
Selected Per–Share Data
Net asset value, beginning of period	$12.62
Income from Investment Operations
Net investment income (loss)B,C	.48
Net realized and unrealized gain (loss)	(.25)
Total from investment operations	.23
Distributions from net investment income	(.33)
Distributions from net realized gain	(.75)
Total distributions	(1.08)
Net asset value, end of period	$11.77
Total ReturnD	1.34%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.29%G
Expenses net of fee waivers, if any	.29%G
Expenses net of all reductions	.29%G
Net investment income (loss)	3.85%G
Supplemental Data
Net assets, end of period (000 omitted)	$228,564
Portfolio turnover rateH	20%

 A For the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class Z

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.36	$8.30	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.25	.14	.19	.06
Net realized and unrealized gain (loss)	.23	4.45	(1.10)	(.22)
Total from investment operations	.48	4.59	(.91)	(.16)
Distributions from net investment income	(.30)	(.14)	(.17)	(.15)
Distributions from net realized gain	(.76)	(.39)	(.14)	(.16)
Total distributions	(1.06)	(.53)	(.31)	(.32)D
Net asset value, end of period	$11.78	$12.36	$8.30	$9.52
Total ReturnE	3.41%	56.03%	(10.23)%	(1.23)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.44%	.44%	.44%	.44%H
Expenses net of fee waivers, if any	.44%	.44%	.44%	.44%H
Expenses net of all reductions	.44%	.44%	.44%	.44%H
Net investment income (loss)	2.00%	1.27%	1.93%	1.05%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,649	$217	$89	$99
Portfolio turnover rateI	20%	21%	26%	14%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class Z6

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.34	$8.30	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.26	.15	.19	.06
Net realized and unrealized gain (loss)	.23	4.44	(1.09)	(.22)
Total from investment operations	.49	4.59	(.90)	(.16)
Distributions from net investment income	(.32)	(.16)	(.18)	(.16)
Distributions from net realized gain	(.75)	(.40)	(.14)	(.16)
Total distributions	(1.07)	(.55)D	(.32)	(.32)
Net asset value, end of period	$11.76	$12.34	$8.30	$9.52
Total ReturnE	3.52%	56.10%	(10.11)%	(1.19)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.34%	.34%	.35%H	.34%I
Expenses net of fee waivers, if any	.34%	.34%	.35%H	.34%I
Expenses net of all reductions	.34%	.34%	.35%H	.34%I
Net investment income (loss)	2.11%	1.37%	2.03%	1.15%I
Supplemental Data
Net assets, end of period (000 omitted)	$35,927	$3,072	$694	$99
Portfolio turnover rateJ	20%	21%	26%	14%I

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Emerging Markets Opportunities Fund	12.7
Fidelity Series Blue Chip Growth Fund	10.8
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	6.8
Fidelity Series International Value Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series International Growth Fund	6.5
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	5.4
82.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	50.3%
International Equity Funds	41.9%
Bond Funds	7.7%
Short-Term Investments	0.1%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2060 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.5% 4/14/22 to 6/23/22 (a)
(Cost $159,941)	160,000	159,951
	Shares	Value

Domestic Equity Funds - 50.3%
Fidelity Series Blue Chip Growth Fund (b)	1,766,551	$25,385,337
Fidelity Series Commodity Strategy Fund (b)	680,234	3,475,997
Fidelity Series Large Cap Growth Index Fund (b)	908,960	15,997,698
Fidelity Series Large Cap Stock Fund (b)	938,748	17,845,603
Fidelity Series Large Cap Value Index Fund (b)	2,224,106	34,162,271
Fidelity Series Small Cap Opportunities Fund (b)	630,336	8,585,174
Fidelity Series Value Discovery Fund (b)	789,379	12,630,067
TOTAL DOMESTIC EQUITY FUNDS
(Cost $108,466,949)		118,082,147

International Equity Funds - 41.9%
Fidelity Series Canada Fund (b)	494,203	7,670,030
Fidelity Series Emerging Markets Fund (b)	349,490	3,243,263
Fidelity Series Emerging Markets Opportunities Fund (b)	1,623,017	29,863,515
Fidelity Series International Growth Fund (b)	925,551	15,345,635
Fidelity Series International Index Fund (b)	569,412	6,514,071
Fidelity Series International Small Cap Fund (b)	266,563	4,784,802
Fidelity Series International Value Fund (b)	1,404,900	15,496,049
Fidelity Series Overseas Fund (b)	1,222,598	15,429,188
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $100,768,397)		98,346,553

Bond Funds - 7.7%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	24,508	235,281
Fidelity Series Corporate Bond Fund (b)	24,999	252,486
Fidelity Series Emerging Markets Debt Fund (b)	139,047	1,147,139
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	43,030	387,697
Fidelity Series Floating Rate High Income Fund (b)	25,494	234,289
Fidelity Series Government Bond Index Fund (b)	37,045	369,704
Fidelity Series High Income Fund (b)	156,611	1,423,597
Fidelity Series Investment Grade Bond Fund (b)	35,785	390,410
Fidelity Series Investment Grade Securitized Fund (b)	26,914	261,605
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,653,177	12,597,211
Fidelity Series Real Estate Income Fund (b)	73,733	837,607
TOTAL BOND FUNDS
(Cost $19,428,549)		18,137,026

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.31% (c)
(Cost $49,764)	49,754	49,764
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $228,873,600)		234,775,441
NET OTHER ASSETS (LIABILITIES) - 0.0%		23,271
NET ASSETS - 100%		$234,798,712

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	4	June 2022	$428,880	$24,380	$24,380
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	16	June 2022	900,400	24,555	24,555
Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	5	June 2022	1,132,688	(73,223)	(73,223)
TOTAL FUTURES CONTRACTS					$(24,288)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $156,955.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$--	$328,775	$279,011	$29	$--	$--	$49,764	0.0%
Total	$--	$328,775	$279,011	$29	$--	$--	$49,764

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$986,828	$983,209	$2,986	$(3,174)	$--	$--
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	2,082,788	1,773,345	9,800	(67,856)	(6,306)	235,281
Fidelity Series Blue Chip Growth Fund	14,493,113	20,232,154	4,912,577	4,507,060	(333,288)	(4,094,065)	25,385,337
Fidelity Series Canada Fund	3,187,380	4,083,906	595,276	135,861	(6,869)	1,000,889	7,670,030
Fidelity Series Commodity Strategy Fund	3,656,970	4,418,912	4,767,050	1,658,131	(186,313)	353,478	3,475,997
Fidelity Series Corporate Bond Fund	14,435	373,130	130,779	1,151	(3,544)	(756)	252,486
Fidelity Series Emerging Markets Debt Fund	720,725	700,549	155,781	46,914	(6,013)	(112,341)	1,147,139
Fidelity Series Emerging Markets Debt Local Currency Fund	240,892	236,293	46,336	14,528	(3,988)	(39,164)	387,697
Fidelity Series Emerging Markets Fund	2,095,811	2,163,962	309,014	101,110	(10,715)	(696,781)	3,243,263
Fidelity Series Emerging Markets Opportunities Fund	18,841,581	22,963,298	2,827,849	3,179,822	(119,513)	(8,994,002)	29,863,515
Fidelity Series Floating Rate High Income Fund	145,194	139,658	50,163	8,761	(40)	(360)	234,289
Fidelity Series Government Bond Index Fund	17,620	579,989	223,242	557	(4,045)	(618)	369,704
Fidelity Series Government Money Market Fund 0.31%	341,434	89,267	430,701	72	--	--	--
Fidelity Series High Income Fund	836,325	854,956	217,251	64,556	(4,441)	(45,992)	1,423,597
Fidelity Series Inflation-Protected Bond Index Fund	2,632,303	1,578,470	4,323,834	43,297	200,487	(87,426)	--
Fidelity Series International Growth Fund	7,853,697	10,134,890	922,059	1,100,593	(17,791)	(1,703,102)	15,345,635
Fidelity Series International Index Fund	3,272,708	3,854,905	331,719	146,141	(10,953)	(270,870)	6,514,071
Fidelity Series International Small Cap Fund	2,809,546	3,041,924	223,967	570,887	(10,696)	(832,005)	4,784,802
Fidelity Series International Value Fund	7,832,972	9,469,749	1,798,778	691,041	(39,310)	31,416	15,496,049
Fidelity Series Investment Grade Bond Fund	19,953	627,311	251,937	1,468	(4,022)	(895)	390,410
Fidelity Series Investment Grade Securitized Fund	13,842	377,914	127,752	453	(1,828)	(571)	261,605
Fidelity Series Large Cap Growth Index Fund	9,149,383	9,337,643	3,543,463	431,061	(64,386)	1,118,521	15,997,698
Fidelity Series Large Cap Stock Fund	9,994,618	10,225,757	2,596,116	1,320,638	(77,530)	298,874	17,845,603
Fidelity Series Large Cap Value Index Fund	19,091,927	19,251,110	4,953,938	2,054,417	(113,807)	886,979	34,162,271
Fidelity Series Long-Term Treasury Bond Index Fund	3,605,691	10,512,332	829,495	157,849	(81,593)	(609,724)	12,597,211
Fidelity Series Overseas Fund	7,851,748	9,265,253	1,064,208	407,165	(15,394)	(608,211)	15,429,188
Fidelity Series Real Estate Income Fund	501,036	457,174	128,344	29,802	(1,774)	9,515	837,607
Fidelity Series Short-Term Credit Fund	168,457	61,883	230,262	925	793	(871)	--
Fidelity Series Small Cap Opportunities Fund	4,826,919	6,527,952	1,016,167	1,818,074	(97,954)	(1,655,576)	8,585,174
Fidelity Series Treasury Bill Index Fund	542,511	206,148	748,659	114	(288)	288	--
Fidelity Series Value Discovery Fund	7,054,331	7,577,178	1,807,386	1,333,508	(47,632)	(146,424)	12,630,067
Total	$131,813,122	$162,413,283	$42,320,657	$19,838,742	$(1,133,477)	$(16,206,100)	$234,565,726

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$159,951	$--	$159,951	$--
Domestic Equity Funds	118,082,147	118,082,147	--	--
International Equity Funds	98,346,553	98,346,553	--	--
Bond Funds	18,137,026	18,137,026	--	--
Short-Term Funds	49,764	49,764	--	--
Total Investments in Securities:	$234,775,441	$234,615,490	$159,951	$--
Derivative Instruments:
Assets
Futures Contracts	$48,935	$48,935	$--	$--
Total Assets	$48,935	$48,935	$--	$--
Liabilities
Futures Contracts	$(73,223)	$(73,223)	$--	$--
Total Liabilities	$(73,223)	$(73,223)	$--	$--
Total Derivative Instruments:	$(24,288)	$(24,288)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$48,935	$(73,223)
Total Equity Risk	48,935	(73,223)
Total Value of Derivatives	$48,935	$(73,223)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $159,941)	$159,951
Fidelity Central Funds (cost $49,764)	49,764
Other affiliated issuers (cost $228,663,895)	234,565,726
Total Investment in Securities (cost $228,873,600)		$234,775,441
Cash		36,629
Receivable for investments sold		4,498,031
Receivable for fund shares sold		572,304
Distributions receivable from Fidelity Central Funds		14
Total assets		239,882,419
Liabilities
Payable for investments purchased	$4,560,406
Payable for fund shares redeemed	447,564
Accrued management fee	64,656
Distribution and service plan fees payable	1,167
Payable for daily variation margin on futures contracts	9,914
Total liabilities		5,083,707
Net Assets		$234,798,712
Net Assets consist of:
Paid in capital		$224,389,805
Total accumulated earnings (loss)		10,408,907
Net Assets		$234,798,712
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($2,021,119 ÷ 170,964 shares)(a)		$11.82
Maximum offering price per share (100/94.25 of $11.82)		$12.54
Class M:
Net Asset Value and redemption price per share ($588,595 ÷ 49,979 shares)(a)		$11.78
Maximum offering price per share (100/96.50 of $11.78)		$12.21
Class C:
Net Asset Value and offering price per share ($643,783 ÷ 55,118 shares)(a)		$11.68
Fidelity Freedom Blend 2060 Fund:
Net Asset Value, offering price and redemption price per share ($14,200,673 ÷ 1,197,276 shares)		$11.86
Class K:
Net Asset Value, offering price and redemption price per share ($3,292,411 ÷ 277,349 shares)		$11.87
Class K6:
Net Asset Value, offering price and redemption price per share ($133,841,806 ÷ 11,245,912 shares)		$11.90
Class I:
Net Asset Value, offering price and redemption price per share ($5,358,506 ÷ 452,122 shares)		$11.85
Class Z:
Net Asset Value, offering price and redemption price per share ($544,830 ÷ 45,817 shares)		$11.89
Class Z6:
Net Asset Value, offering price and redemption price per share ($12,178,199 ÷ 1,024,029 shares)		$11.89
Premier Class:
Net Asset Value, offering price and redemption price per share ($62,128,790 ÷ 5,225,234 shares)		$11.89

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$5,720,942
Interest		42
Income from Fidelity Central Funds		29
Total income		5,721,013
Expenses
Management fee	$672,584
Distribution and service plan fees	12,318
Independent trustees' fees and expenses	535
Total expenses		685,437
Net investment income (loss)		5,035,576
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(1,133,477)
Futures contracts	(71,145)
Capital gain distributions from underlying funds:
Affiliated issuers	14,117,800
Total net realized gain (loss)		12,913,178
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	10
Affiliated issuers	(16,206,100)
Futures contracts	(24,288)
Total change in net unrealized appreciation (depreciation)		(16,230,378)
Net gain (loss)		(3,317,200)
Net increase (decrease) in net assets resulting from operations		$1,718,376

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,035,576	$1,254,362
Net realized gain (loss)	12,913,178	5,402,057
Change in net unrealized appreciation (depreciation)	(16,230,378)	30,721,613
Net increase (decrease) in net assets resulting from operations	1,718,376	37,378,032
Distributions to shareholders	(15,684,311)	(4,331,551)
Share transactions - net increase (decrease)	116,988,606	47,556,542
Total increase (decrease) in net assets	103,022,671	80,603,023
Net Assets
Beginning of period	131,776,041	51,173,018
End of period	$234,798,712	$131,776,041

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2060 Fund Class A

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.38	$8.30	$9.53	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.24	.10	.16	.08
Net realized and unrealized gain (loss)	.20	4.45	(1.11)	(.27)
Total from investment operations	.44	4.55	(.95)	(.19)
Distributions from net investment income	(.28)	(.12)	(.14)	(.14)
Distributions from net realized gain	(.72)	(.35)	(.14)	(.15)
Total distributions	(1.00)	(.47)	(.28)	(.28)D
Net asset value, end of period	$11.82	$12.38	$8.30	$9.53
Total ReturnE,F,G	3.08%	55.38%	(10.54)%	(1.50)%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.79%	.79%	.79%	.80%J,K
Expenses net of fee waivers, if any	.79%	.79%	.79%	.80%J,K
Expenses net of all reductions	.79%	.79%	.79%	.80%J,K
Net investment income (loss)	1.90%	.93%	1.62%	1.50%J
Supplemental Data
Net assets, end of period (000 omitted)	$2,021	$1,205	$493	$243
Portfolio turnover rateL	22%	22%	27%	11%J

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class M

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.35	$8.29	$9.53	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.21	.07	.14	.07
Net realized and unrealized gain (loss)	.19	4.45	(1.12)	(.26)
Total from investment operations	.40	4.52	(.98)	(.19)
Distributions from net investment income	(.25)	(.11)	(.12)	(.13)
Distributions from net realized gain	(.72)	(.35)	(.14)	(.15)
Total distributions	(.97)	(.46)	(.26)	(.28)
Net asset value, end of period	$11.78	$12.35	$8.29	$9.53
Total ReturnD,E	2.79%	55.06%	(10.80)%	(1.59)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	1.04%	1.04%	1.04%	1.04%H
Expenses net of fee waivers, if any	1.04%	1.04%	1.04%	1.04%H
Expenses net of all reductions	1.04%	1.04%	1.04%	1.04%H
Net investment income (loss)	1.65%	.68%	1.37%	1.25%H
Supplemental Data
Net assets, end of period (000 omitted)	$589	$414	$174	$143
Portfolio turnover rateI	22%	22%	27%	11%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class C

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.27	$8.26	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.14	.02	.09	.04
Net realized and unrealized gain (loss)	.20	4.41	(1.11)	(.26)
Total from investment operations	.34	4.43	(1.02)	(.22)
Distributions from net investment income	(.21)	(.07)	(.10)	(.12)
Distributions from net realized gain	(.72)	(.35)	(.14)	(.15)
Total distributions	(.93)	(.42)	(.24)	(.26)D
Net asset value, end of period	$11.68	$12.27	$8.26	$9.52
Total ReturnE,F	2.30%	54.17%	(11.22)%	(1.87)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	1.54%	1.54%	1.54%	1.54%I
Expenses net of fee waivers, if any	1.54%	1.54%	1.54%	1.54%I
Expenses net of all reductions	1.54%	1.54%	1.54%	1.54%I
Net investment income (loss)	1.15%	.18%	.87%	.76%I
Supplemental Data
Net assets, end of period (000 omitted)	$644	$484	$222	$107
Portfolio turnover rateJ	22%	22%	27%	11%I

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.41	$8.31	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.27	.13	.18	.09
Net realized and unrealized gain (loss)	.20	4.46	(1.11)	(.25)
Total from investment operations	.47	4.59	(.93)	(.16)
Distributions from net investment income	(.30)	(.14)	(.16)	(.15)
Distributions from net realized gain	(.72)	(.35)	(.14)	(.15)
Total distributions	(1.02)	(.49)	(.30)	(.30)
Net asset value, end of period	$11.86	$12.41	$8.31	$9.54
Total ReturnD	3.31%	55.78%	(10.35)%	(1.27)%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.54%	.54%	.55%G	.54%H
Expenses net of fee waivers, if any	.54%	.54%	.55%G	.54%H
Expenses net of all reductions	.54%	.54%	.55%G	.54%H
Net investment income (loss)	2.15%	1.18%	1.87%	1.75%H
Supplemental Data
Net assets, end of period (000 omitted)	$14,201	$6,778	$2,773	$453
Portfolio turnover rateI	22%	22%	27%	11%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class K

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.42	$8.31	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.29	.14	.20	.10
Net realized and unrealized gain (loss)	.19	4.47	(1.11)	(.26)
Total from investment operations	.48	4.61	(.91)	(.16)
Distributions from net investment income	(.30)	(.14)	(.18)	(.15)
Distributions from net realized gain	(.72)	(.35)	(.14)	(.15)
Total distributions	(1.03)D	(.50)D	(.32)	(.30)
Net asset value, end of period	$11.87	$12.42	$8.31	$9.54
Total ReturnE	3.38%	56.01%	(10.22)%	(1.28)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.44%	.44%	.44%	.44%H
Expenses net of fee waivers, if any	.44%	.44%	.44%	.44%H
Expenses net of all reductions	.44%	.44%	.44%	.44%H
Net investment income (loss)	2.25%	1.28%	1.97%	1.85%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,292	$2,363	$1,307	$99
Portfolio turnover rateI	22%	22%	27%	11%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class K6

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.44	$8.32	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.30	.15	.20	.10
Net realized and unrealized gain (loss)	.19	4.47	(1.10)	(.26)
Total from investment operations	.49	4.62	(.90)	(.16)
Distributions from net investment income	(.31)	(.15)	(.17)	(.15)
Distributions from net realized gain	(.73)	(.35)	(.14)	(.15)
Total distributions	(1.03)D	(.50)	(.32)D	(.30)
Net asset value, end of period	$11.90	$12.44	$8.32	$9.54
Total ReturnE	3.49%	56.17%	(10.12)%	(1.24)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.34%	.34%	.34%	.34%H
Expenses net of fee waivers, if any	.34%	.34%	.34%	.34%H
Expenses net of all reductions	.34%	.34%	.34%	.34%H
Net investment income (loss)	2.35%	1.38%	2.07%	1.95%H
Supplemental Data
Net assets, end of period (000 omitted)	$133,842	$116,569	$44,655	$1,261
Portfolio turnover rateI	22%	22%	27%	11%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class I

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.40	$8.30	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.27	.13	.19	.10
Net realized and unrealized gain (loss)	.20	4.46	(1.12)	(.27)
Total from investment operations	.47	4.59	(.93)	(.17)
Distributions from net investment income	(.30)	(.13)	(.17)	(.15)
Distributions from net realized gain	(.72)	(.35)	(.14)	(.15)
Total distributions	(1.02)	(.49)D	(.31)	(.29)D
Net asset value, end of period	$11.85	$12.40	$8.30	$9.54
Total ReturnE	3.33%	55.83%	(10.37)%	(1.31)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.54%	.54%	.54%	.54%H
Expenses net of fee waivers, if any	.54%	.54%	.54%	.54%H
Expenses net of all reductions	.54%	.54%	.54%	.54%H
Net investment income (loss)	2.15%	1.18%	1.87%	1.75%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,359	$2,284	$1,084	$102
Portfolio turnover rateI	22%	22%	27%	11%H

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Premier Class

Years ended March 31,	2022 A
Selected Per–Share Data
Net asset value, beginning of period	$12.71
Income from Investment Operations
Net investment income (loss)B,C	.48
Net realized and unrealized gain (loss)	(.25)
Total from investment operations	.23
Distributions from net investment income	(.33)
Distributions from net realized gain	(.73)
Total distributions	(1.05)D
Net asset value, end of period	$11.89
Total ReturnE	1.36%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.29%H
Expenses net of fee waivers, if any	.29%H
Expenses net of all reductions	.29%H
Net investment income (loss)	3.82%H
Supplemental Data
Net assets, end of period (000 omitted)	$62,129
Portfolio turnover rateI	22%

 A For the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class Z

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.45	$8.33	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.29	.14	.20	.10
Net realized and unrealized gain (loss)	.19	4.47	(1.11)	(.26)
Total from investment operations	.48	4.61	(.91)	(.16)
Distributions from net investment income	(.31)	(.14)	(.16)	(.15)
Distributions from net realized gain	(.73)	(.35)	(.14)	(.15)
Total distributions	(1.04)	(.49)	(.30)	(.30)
Net asset value, end of period	$11.89	$12.45	$8.33	$9.54
Total ReturnD	3.38%	55.93%	(10.17)%	(1.28)%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.44%	.44%	.44%	.44%G
Expenses net of fee waivers, if any	.44%	.44%	.44%	.44%G
Expenses net of all reductions	.44%	.44%	.44%	.44%G
Net investment income (loss)	2.25%	1.28%	1.97%	1.86%G
Supplemental Data
Net assets, end of period (000 omitted)	$545	$139	$89	$99
Portfolio turnover rateH	22%	22%	27%	11%G

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class Z6

Years ended March 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.44	$8.33	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.29	.15	.20	.11
Net realized and unrealized gain (loss)	.21	4.47	(1.10)	(.27)
Total from investment operations	.50	4.62	(.90)	(.16)
Distributions from net investment income	(.32)	(.15)	(.17)	(.15)
Distributions from net realized gain	(.73)	(.36)	(.14)	(.15)
Total distributions	(1.05)	(.51)	(.31)	(.30)
Net asset value, end of period	$11.89	$12.44	$8.33	$9.54
Total ReturnD	3.53%	56.07%	(10.10)%	(1.24)%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.34%	.34%	.34%	.34%G
Expenses net of fee waivers, if any	.34%	.34%	.34%	.34%G
Expenses net of all reductions	.34%	.34%	.34%	.34%G
Net investment income (loss)	2.35%	1.38%	2.07%	1.96%G
Supplemental Data
Net assets, end of period (000 omitted)	$12,178	$1,541	$375	$103
Portfolio turnover rateH	22%	22%	27%	11%G

 A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2065 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.4
Fidelity Series Emerging Markets Opportunities Fund	12.9
Fidelity Series Blue Chip Growth Fund	10.7
Fidelity Series Large Cap Stock Fund	7.5
Fidelity Series Large Cap Growth Index Fund	6.8
Fidelity Series International Value Fund	6.7
Fidelity Series Overseas Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.4
Fidelity Series Value Discovery Fund	5.3
82.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.8%
International Equity Funds	42.4%
Bond Funds	7.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2065 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

Domestic Equity Funds - 49.8%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	272,057	$3,909,460
Fidelity Series Commodity Strategy Fund (a)	107,104	547,302
Fidelity Series Large Cap Growth Index Fund (a)	140,082	2,465,441
Fidelity Series Large Cap Stock Fund (a)	144,561	2,748,109
Fidelity Series Large Cap Value Index Fund (a)	342,770	5,264,942
Fidelity Series Small Cap Opportunities Fund (a)	97,091	1,322,375
Fidelity Series Value Discovery Fund (a)	121,573	1,945,173
TOTAL DOMESTIC EQUITY FUNDS
(Cost $17,656,742)		18,202,802

International Equity Funds - 42.4%
Fidelity Series Canada Fund (a)	77,644	1,205,031
Fidelity Series Emerging Markets Fund (a)	55,599	515,955
Fidelity Series Emerging Markets Opportunities Fund (a)	257,128	4,731,149
Fidelity Series International Growth Fund (a)	145,355	2,409,985
Fidelity Series International Index Fund (a)	89,462	1,023,449
Fidelity Series International Small Cap Fund (a)	41,864	751,462
Fidelity Series International Value Fund (a)	220,611	2,433,334
Fidelity Series Overseas Fund (a)	191,990	2,422,915
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $16,482,734)		15,493,280

Bond Funds - 7.8%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	3,814	36,618
Fidelity Series Corporate Bond Fund (a)	3,996	40,358
Fidelity Series Emerging Markets Debt Fund (a)	22,534	185,903
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	6,734	60,673
Fidelity Series Floating Rate High Income Fund (a)	3,969	36,480
Fidelity Series Government Bond Index Fund (a)	5,871	58,598
Fidelity Series High Income Fund (a)	24,371	221,528
Fidelity Series Investment Grade Bond Fund (a)	5,667	61,830
Fidelity Series Investment Grade Securitized Fund (a)	4,304	41,836
Fidelity Series Long-Term Treasury Bond Index Fund (a)	257,669	1,963,437
Fidelity Series Real Estate Income Fund (a)	11,447	130,040
TOTAL BOND FUNDS
(Cost $3,009,197)		2,837,301

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.31% (b)
(Cost $105)	105	105
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $37,148,778)		36,533,488
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,209)
NET ASSETS - 100%		$36,532,279

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$--	$100,199	$100,094	$--	$--	$--	$105	0.0%
Total	$--	$100,199	$100,094	$--	$--	$--	$105

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$138,827	$138,385	$392	$(383)	$--	$--
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	325,710	279,014	1,327	(9,263)	(815)	36,618
Fidelity Series Blue Chip Growth Fund	1,418,499	4,104,395	1,013,753	551,332	(83,326)	(516,355)	3,909,460
Fidelity Series Canada Fund	311,981	940,886	180,276	17,953	(1,538)	133,978	1,205,031
Fidelity Series Commodity Strategy Fund	357,937	831,195	678,891	199,362	(26,294)	63,355	547,302
Fidelity Series Corporate Bond Fund	1,408	58,122	18,621	158	(525)	(26)	40,358
Fidelity Series Emerging Markets Debt Fund	70,545	164,844	32,293	6,024	(1,168)	(16,025)	185,903
Fidelity Series Emerging Markets Debt Local Currency Fund	23,578	53,448	10,262	1,918	(659)	(5,432)	60,673
Fidelity Series Emerging Markets Fund	205,139	480,767	72,619	13,375	(4,692)	(92,640)	515,955
Fidelity Series Emerging Markets Opportunities Fund	1,844,205	4,743,271	613,124	420,263	(40,456)	(1,202,747)	4,731,149
Fidelity Series Floating Rate High Income Fund	14,211	31,704	9,344	1,118	(33)	(58)	36,480
Fidelity Series Government Bond Index Fund	1,735	88,656	31,040	80	(539)	(214)	58,598
Fidelity Series Government Money Market Fund 0.31%	33,421	17,371	50,792	8	--	--	--
Fidelity Series High Income Fund	81,845	189,300	42,140	8,285	(826)	(6,651)	221,528
Fidelity Series Inflation-Protected Bond Index Fund	257,661	306,813	576,482	5,683	17,124	(5,116)	--
Fidelity Series International Growth Fund	766,981	2,204,733	290,895	145,498	(20,759)	(250,075)	2,409,985
Fidelity Series International Index Fund	320,348	862,185	112,516	19,312	(5,029)	(41,539)	1,023,449
Fidelity Series International Small Cap Fund	277,070	693,426	91,200	75,435	(8,228)	(119,606)	751,462
Fidelity Series International Value Fund	766,444	2,053,660	372,339	91,342	(9,700)	(4,731)	2,433,334
Fidelity Series Investment Grade Bond Fund	1,933	95,095	34,478	204	(570)	(150)	61,830
Fidelity Series Investment Grade Securitized Fund	1,351	59,226	18,359	67	(260)	(122)	41,836
Fidelity Series Large Cap Growth Index Fund	895,503	2,158,077	687,662	56,188	(21,596)	121,119	2,465,441
Fidelity Series Large Cap Stock Fund	978,346	2,265,016	519,240	161,718	(8,680)	32,667	2,748,109
Fidelity Series Large Cap Value Index Fund	1,868,872	4,406,771	1,078,129	274,413	(23,544)	90,972	5,264,942
Fidelity Series Long-Term Treasury Bond Index Fund	352,865	1,915,786	196,801	20,432	(11,307)	(97,106)	1,963,437
Fidelity Series Overseas Fund	768,554	2,073,313	293,878	53,833	(16,324)	(108,750)	2,422,915
Fidelity Series Real Estate Income Fund	49,041	108,920	28,067	3,829	(450)	596	130,040
Fidelity Series Short-Term Credit Fund	16,490	11,193	27,671	105	(7)	(5)	--
Fidelity Series Small Cap Opportunities Fund	472,527	1,276,626	202,491	220,297	(17,972)	(206,315)	1,322,375
Fidelity Series Treasury Bill Index Fund	53,102	36,451	89,553	13	(12)	12	--
Fidelity Series Value Discovery Fund	690,520	1,651,016	351,564	183,223	(9,124)	(35,675)	1,945,173
Total	$12,902,112	$34,346,803	$8,141,879	$2,533,187	$(306,140)	$(2,267,454)	$36,533,383

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$18,202,802	$18,202,802	$--	$--
International Equity Funds	15,493,280	15,493,280	--	--
Bond Funds	2,837,301	2,837,301	--	--
Short-Term Funds	105	105	--	--
Total Investments in Securities:	$36,533,488	$36,533,488	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2065 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $105)	$105
Other affiliated issuers (cost $37,148,673)	36,533,383
Total Investment in Securities (cost $37,148,778)		$36,533,488
Cash		95
Receivable for investments sold		654,936
Receivable for fund shares sold		82,109
Total assets		37,270,628
Liabilities
Payable for investments purchased	$657,666
Payable for fund shares redeemed	69,299
Accrued management fee	10,638
Distribution and service plan fees payable	746
Total liabilities		738,349
Net Assets		$36,532,279
Net Assets consist of:
Paid in capital		$36,702,353
Total accumulated earnings (loss)		(170,074)
Net Assets		$36,532,279
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($868,880 ÷ 71,188 shares)(a)		$12.21
Maximum offering price per share (100/94.25 of $12.21)		$12.95
Class M:
Net Asset Value and redemption price per share ($338,253 ÷ 27,739 shares)(a)		$12.19
Maximum offering price per share (100/96.50 of $12.19)		$12.63
Class C:
Net Asset Value and offering price per share ($500,681 ÷ 41,331 shares)(a)		$12.11
Fidelity Freedom Blend 2065 Fund:
Net Asset Value, offering price and redemption price per share ($3,662,124 ÷ 299,037 shares)		$12.25
Class K:
Net Asset Value, offering price and redemption price per share ($393,441 ÷ 32,051 shares)		$12.28
Class K6:
Net Asset Value, offering price and redemption price per share ($22,400,635 ÷ 1,826,717 shares)		$12.26
Class I:
Net Asset Value, offering price and redemption price per share ($1,304,653 ÷ 106,451 shares)		$12.26
Class Z:
Net Asset Value, offering price and redemption price per share ($172,381 ÷ 14,030 shares)		$12.29
Class Z6:
Net Asset Value, offering price and redemption price per share ($1,027,385 ÷ 83,687 shares)		$12.28
Premier Class:
Net Asset Value, offering price and redemption price per share ($5,863,846 ÷ 478,359 shares)		$12.26

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$732,914
Expenses
Management fee	$92,845
Distribution and service plan fees	8,105
Independent trustees' fees and expenses	64
Total expenses		101,014
Net investment income (loss)		631,900
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(306,140)
Capital gain distributions from underlying funds:
Affiliated issuers	1,800,273
Total net realized gain (loss)		1,494,133
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(2,267,454)
Total change in net unrealized appreciation (depreciation)		(2,267,454)
Net gain (loss)		(773,321)
Net increase (decrease) in net assets resulting from operations		$(141,421)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$631,900	$89,291
Net realized gain (loss)	1,494,133	319,916
Change in net unrealized appreciation (depreciation)	(2,267,454)	2,100,019
Net increase (decrease) in net assets resulting from operations	(141,421)	2,509,226
Distributions to shareholders	(1,809,366)	(284,148)
Share transactions - net increase (decrease)	25,585,262	8,144,106
Total increase (decrease) in net assets	23,634,475	10,369,184
Net Assets
Beginning of period	12,897,804	2,528,620
End of period	$36,532,279	$12,897,804

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2065 Fund Class A

Years ended March 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.64	$8.42	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.27	.11	.14
Net realized and unrealized gain (loss)	.17	4.51	(1.43)
Total from investment operations	.44	4.62	(1.29)
Distributions from net investment income	(.27)	(.11)	(.16)
Distributions from net realized gain	(.61)	(.29)	(.14)
Total distributions	(.87)D	(.40)	(.29)D
Net asset value, end of period	$12.21	$12.64	$8.42
Total ReturnE,F	3.10%	55.34%	(13.48)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.79%	.79%	.79%I
Expenses net of fee waivers, if any	.79%	.79%	.79%I
Expenses net of all reductions	.79%	.79%	.79%I
Net investment income (loss)	2.05%	1.00%	1.78%I
Supplemental Data
Net assets, end of period (000 omitted)	$869	$466	$154
Portfolio turnover rateJ	33%	38%	29%I

 A For the period June 28, 2019 (commencement of operations) through March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Class M

Years ended March 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.63	$8.42	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.23	.08	.12
Net realized and unrealized gain (loss)	.17	4.51	(1.42)
Total from investment operations	.40	4.59	(1.30)
Distributions from net investment income	(.23)	(.09)	(.14)
Distributions from net realized gain	(.61)	(.29)	(.14)
Total distributions	(.84)	(.38)	(.28)
Net asset value, end of period	$12.19	$12.63	$8.42
Total ReturnD,E	2.76%	54.90%	(13.60)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	1.04%	1.04%	1.05%H,I
Expenses net of fee waivers, if any	1.04%	1.04%	1.05%H,I
Expenses net of all reductions	1.04%	1.04%	1.05%H,I
Net investment income (loss)	1.79%	.75%	1.53%H
Supplemental Data
Net assets, end of period (000 omitted)	$338	$358	$165
Portfolio turnover rateJ	33%	38%	29%H

 A For the period June 28, 2019 (commencement of operations) through March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Class C

Years ended March 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.58	$8.40	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.17	.03	.08
Net realized and unrealized gain (loss)	.16	4.49	(1.42)
Total from investment operations	.33	4.52	(1.34)
Distributions from net investment income	(.19)	(.05)	(.12)
Distributions from net realized gain	(.61)	(.29)	(.14)
Total distributions	(.80)	(.34)	(.26)
Net asset value, end of period	$12.11	$12.58	$8.40
Total ReturnD,E	2.21%	54.22%	(13.94)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	1.54%	1.54%	1.55%H,I
Expenses net of fee waivers, if any	1.54%	1.54%	1.55%H,I
Expenses net of all reductions	1.54%	1.54%	1.55%H,I
Net investment income (loss)	1.29%	.25%	1.03%H
Supplemental Data
Net assets, end of period (000 omitted)	$501	$339	$156
Portfolio turnover rateJ	33%	38%	29%H

 A For the period June 28, 2019 (commencement of operations) through March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund

Years ended March 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.67	$8.43	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.30	.14	.15
Net realized and unrealized gain (loss)	.18	4.52	(1.42)
Total from investment operations	.48	4.66	(1.27)
Distributions from net investment income	(.29)	(.13)	(.17)
Distributions from net realized gain	(.61)	(.29)	(.14)
Total distributions	(.90)	(.42)	(.30)D
Net asset value, end of period	$12.25	$12.67	$8.43
Total ReturnE	3.34%	55.69%	(13.28)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.54%	.54%	.54%H
Expenses net of fee waivers, if any	.54%	.54%	.54%H
Expenses net of all reductions	.54%	.54%	.54%H
Net investment income (loss)	2.30%	1.25%	2.03%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,662	$1,767	$423
Portfolio turnover rateI	33%	38%	29%H

 A For the period June 28, 2019 (commencement of operations) through March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Class K

Years ended March 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.69	$8.43	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.32	.15	.16
Net realized and unrealized gain (loss)	.17	4.53	(1.43)
Total from investment operations	.49	4.68	(1.27)
Distributions from net investment income	(.29)	(.13)	(.17)
Distributions from net realized gain	(.61)	(.29)	(.14)
Total distributions	(.90)	(.42)	(.30)D
Net asset value, end of period	$12.28	$12.69	$8.43
Total ReturnE	3.47%	55.98%	(13.30)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.44%	.44%	.44%H
Expenses net of fee waivers, if any	.44%	.44%	.44%H
Expenses net of all reductions	.44%	.44%	.44%H
Net investment income (loss)	2.40%	1.35%	2.13%H
Supplemental Data
Net assets, end of period (000 omitted)	$393	$259	$118
Portfolio turnover rateI	33%	38%	29%H

 A For the period June 28, 2019 (commencement of operations) through March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Class K6

Years ended March 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.68	$8.43	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.32	.17	.16
Net realized and unrealized gain (loss)	.18	4.52	(1.42)
Total from investment operations	.50	4.69	(1.26)
Distributions from net investment income	(.30)	(.15)	(.18)
Distributions from net realized gain	(.62)	(.29)	(.14)
Total distributions	(.92)	(.44)	(.31)D
Net asset value, end of period	$12.26	$12.68	$8.43
Total ReturnE	3.50%	56.09%	(13.20)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.34%	.34%	.34%H
Expenses net of fee waivers, if any	.34%	.34%	.34%H
Expenses net of all reductions	.34%	.34%	.34%H
Net investment income (loss)	2.50%	1.45%	2.23%H
Supplemental Data
Net assets, end of period (000 omitted)	$22,401	$8,863	$1,084
Portfolio turnover rateI	33%	38%	29%H

 A For the period June 28, 2019 (commencement of operations) through March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Class I

Years ended March 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.68	$8.43	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.30	.14	.15
Net realized and unrealized gain (loss)	.18	4.52	(1.42)
Total from investment operations	.48	4.66	(1.27)
Distributions from net investment income	(.29)	(.13)	(.16)
Distributions from net realized gain	(.61)	(.29)	(.14)
Total distributions	(.90)	(.41)D	(.30)
Net asset value, end of period	$12.26	$12.68	$8.43
Total ReturnE	3.37%	55.77%	(13.34)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.54%	.54%	.54%H
Expenses net of fee waivers, if any	.54%	.54%	.54%H
Expenses net of all reductions	.54%	.54%	.54%H
Net investment income (loss)	2.30%	1.25%	2.03%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,305	$428	$235
Portfolio turnover rateI	33%	38%	29%H

 A For the period June 28, 2019 (commencement of operations) through March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Premier Class

Years ended March 31,	2022 A
Selected Per–Share Data
Net asset value, beginning of period	$12.96
Income from Investment Operations
Net investment income (loss)B,C	.47
Net realized and unrealized gain (loss)	(.24)
Total from investment operations	.23
Distributions from net investment income	(.31)
Distributions from net realized gain	(.62)
Total distributions	(.93)
Net asset value, end of period	$12.26
Total ReturnD	1.36%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.29%G
Expenses net of fee waivers, if any	.29%G
Expenses net of all reductions	.29%G
Net investment income (loss)	3.68%G
Supplemental Data
Net assets, end of period (000 omitted)	$5,864
Portfolio turnover rateH	33%

 A For the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Class Z

Years ended March 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.70	$8.44	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.32	.15	.16
Net realized and unrealized gain (loss)	.17	4.53	(1.42)
Total from investment operations	.49	4.68	(1.26)
Distributions from net investment income	(.29)	(.13)	(.17)
Distributions from net realized gain	(.61)	(.29)	(.14)
Total distributions	(.90)	(.42)	(.30)D
Net asset value, end of period	$12.29	$12.70	$8.44
Total ReturnE	3.43%	55.86%	(13.20)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.44%	.44%	.44%H
Expenses net of fee waivers, if any	.44%	.44%	.44%H
Expenses net of all reductions	.44%	.44%	.44%H
Net investment income (loss)	2.40%	1.35%	2.13%H
Supplemental Data
Net assets, end of period (000 omitted)	$172	$150	$96
Portfolio turnover rateI	33%	38%	29%H

 A For the period June 28, 2019 (commencement of operations) through March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Class Z6

Years ended March 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.69	$8.44	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.33	.16	.17
Net realized and unrealized gain (loss)	.18	4.52	(1.42)
Total from investment operations	.51	4.68	(1.25)
Distributions from net investment income	(.30)	(.15)	(.17)
Distributions from net realized gain	(.61)	(.29)	(.14)
Total distributions	(.92)D	(.43)D	(.31)
Net asset value, end of period	$12.28	$12.69	$8.44
Total ReturnE	3.58%	55.98%	(13.16)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.34%	.34%	.34%H
Expenses net of fee waivers, if any	.34%	.34%	.34%H
Expenses net of all reductions	.34%	.34%	.34%H
Net investment income (loss)	2.50%	1.45%	2.24%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,027	$267	$97
Portfolio turnover rateI	33%	38%	29%H

 A For the period June 28, 2019 (commencement of operations) through March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2022

1. Organization.

Fidelity Freedom Blend Income Fund, Fidelity Freedom Blend 2005 Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund, Fidelity Freedom Blend 2060 Fund and Fidelity Freedom Blend 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Fidelity Freedom Blend, Class K, Class K6, Class I, Class Z, Class Z6 and Premier Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund commenced sale of Premier Class shares on April 6, 2021. Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Prior to June 21, 2021, Class C shares automatically converted to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by the each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The aggregate value of investments by input level as of March 31, 2022 is included at the end of each Fund's Schedule of Investments.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds (ETFs) that are deemed to be return of capital are recorded as a reduction of cost of investments. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2022, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, foreign currency transactions, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Blend Income Fund	$90,953,603	$1,898,742	$(3,933,956)	$(2,035,214)
Fidelity Freedom Blend 2005 Fund	25,360,183	795,545	(997,452)	(201,907)
Fidelity Freedom Blend 2010 Fund	88,767,359	3,820,139	(3,443,390)	376,749
Fidelity Freedom Blend 2015 Fund	247,437,864	14,587,022	(8,495,866)	6,091,156
Fidelity Freedom Blend 2020 Fund	787,776,373	57,866,560	(30,217,303)	27,649,257
Fidelity Freedom Blend 2025 Fund	1,457,103,444	105,744,461	(69,000,040)	36,744,421
Fidelity Freedom Blend 2030 Fund	1,587,269,799	123,860,878	(78,557,923)	45,302,955
Fidelity Freedom Blend 2035 Fund	1,554,337,510	141,432,249	(80,454,570)	60,977,679
Fidelity Freedom Blend 2040 Fund	1,387,433,827	141,525,257	(69,269,066)	72,256,191
Fidelity Freedom Blend 2045 Fund	1,200,217,850	121,802,064	(61,397,708)	60,404,356
Fidelity Freedom Blend 2050 Fund	1,009,923,962	101,573,421	(52,276,063)	49,297,358
Fidelity Freedom Blend 2055 Fund	593,809,614	55,691,177	(32,876,879)	22,814,298
Fidelity Freedom Blend 2060 Fund	230,433,278	18,872,505	(14,530,342)	4,342,163
Fidelity Freedom Blend 2065 Fund	37,525,428	1,700,380	(2,692,320)	(991,940)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Freedom Blend Income Fund	$78,758	$1,099,794	$(2,035,214)
Fidelity Freedom Blend 2005 Fund	34,097	388,267	(201,907)
Fidelity Freedom Blend 2010 Fund	109,881	1,460,759	376,749
Fidelity Freedom Blend 2015 Fund	272,361	5,182,092	6,091,156
Fidelity Freedom Blend 2020 Fund	736,013	18,222,264	27,649,257
Fidelity Freedom Blend 2025 Fund	1,105,735	32,222,895	36,744,421
Fidelity Freedom Blend 2030 Fund	933,327	36,626,237	45,302,955
Fidelity Freedom Blend 2035 Fund	–	41,974,372	60,977,679
Fidelity Freedom Blend 2040 Fund	–	41,647,447	72,256,191
Fidelity Freedom Blend 2045 Fund	–	36,209,471	60,404,356
Fidelity Freedom Blend 2050 Fund	–	29,936,594	49,297,358
Fidelity Freedom Blend 2055 Fund	–	17,112,497	22,814,298
Fidelity Freedom Blend 2060 Fund	–	6,317,310	4,342,163
Fidelity Freedom Blend 2065 Fund	–	823,716	(991,940)

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2021 to March 31, 2022, and ordinary losses recognized during the period January 1, 2022 to March 31,2022. Loss deferrals were as follows:

	Capital losses	Ordinary losses
Fidelity Freedom Blend Income Fund	$(147,501)	$–
Fidelity Freedom Blend 2005 Fund	(14,259)	–
Fidelity Freedom Blend 2010 Fund	(36,981)	–
Fidelity Freedom Blend 2015 Fund	(148,710)	–
Fidelity Freedom Blend 2020 Fund	(521,001)	–
Fidelity Freedom Blend 2025 Fund	(1,311,110)	–
Fidelity Freedom Blend 2030 Fund	(1,056,097)	–
Fidelity Freedom Blend 2035 Fund	(1,487,343)	–
Fidelity Freedom Blend 2040 Fund	(1,217,562)	(305,269)
Fidelity Freedom Blend 2045 Fund	(1,092,871)	(272,623)
Fidelity Freedom Blend 2050 Fund	(893,211)	–
Fidelity Freedom Blend 2055 Fund	(566,429)	(141,814)
Fidelity Freedom Blend 2060 Fund	(189,925)	(60,640)
Fidelity Freedom Blend 2065 Fund	–	(1,856)

The tax character of distributions paid was as follows:

March 31, 2022
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Blend Income Fund	$2,371,871	$934,474	$3,306,345
Fidelity Freedom Blend 2005 Fund	779,657	447,765	1,227,422
Fidelity Freedom Blend 2010 Fund	2,642,138	2,609,888	5,252,026
Fidelity Freedom Blend 2015 Fund	8,614,983	8,956,429	17,571,412
Fidelity Freedom Blend 2020 Fund	30,030,194	29,502,521	59,532,715
Fidelity Freedom Blend 2025 Fund	53,647,858	42,085,243	95,733,101
Fidelity Freedom Blend 2030 Fund	59,228,836	47,795,612	107,024,448
Fidelity Freedom Blend 2035 Fund	60,645,134	53,843,811	114,488,945
Fidelity Freedom Blend 2040 Fund	57,172,632	53,870,254	111,042,886
Fidelity Freedom Blend 2045 Fund	49,957,940	46,992,547	96,950,487
Fidelity Freedom Blend 2050 Fund	41,452,681	38,440,119	79,892,800
Fidelity Freedom Blend 2055 Fund	23,197,415	20,867,991	44,065,406
Fidelity Freedom Blend 2060 Fund	8,528,089	7,156,222	15,684,311
Fidelity Freedom Blend 2065 Fund	1,069,783	739,583	1,809,366

March 31, 2021
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Blend Income Fund	$1,096,757	$430,922	$1,527,679
Fidelity Freedom Blend 2005 Fund	410,221	238,471	648,692
Fidelity Freedom Blend 2010 Fund	1,665,385	1,059,769	2,725,154
Fidelity Freedom Blend 2015 Fund	4,898,725	4,551,089	9,449,814
Fidelity Freedom Blend 2020 Fund	15,076,422	16,432,190	31,508,612
Fidelity Freedom Blend 2025 Fund	21,577,088	23,488,125	45,065,213
Fidelity Freedom Blend 2030 Fund	22,072,830	26,511,497	48,584,327
Fidelity Freedom Blend 2035 Fund	19,379,849	28,656,374	48,036,223
Fidelity Freedom Blend 2040 Fund	15,906,663	27,660,206	43,566,869
Fidelity Freedom Blend 2045 Fund	13,644,027	23,508,137	37,152,164
Fidelity Freedom Blend 2050 Fund	11,154,730	18,415,981	29,570,711
Fidelity Freedom Blend 2055 Fund	5,894,331	8,948,161	14,842,492
Fidelity Freedom Blend 2060 Fund	1,807,397	2,524,154	4,331,551
Fidelity Freedom Blend 2065 Fund	137,655	146,493	284,148

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period for Fidelity Freedom Blend Income Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund, and Fidelity Freedom Blend 2060 Fund. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Blend Income Fund	82,163,962	50,405,299
Fidelity Freedom Blend 2005 Fund	19,917,708	16,983,353
Fidelity Freedom Blend 2010 Fund	58,800,817	45,456,747
Fidelity Freedom Blend 2015 Fund	154,416,390	121,423,213
Fidelity Freedom Blend 2020 Fund	469,006,245	366,111,841
Fidelity Freedom Blend 2025 Fund	908,440,042	487,308,890
Fidelity Freedom Blend 2030 Fund	950,178,737	432,647,900
Fidelity Freedom Blend 2035 Fund	913,431,590	344,052,136
Fidelity Freedom Blend 2040 Fund	802,791,954	289,122,483
Fidelity Freedom Blend 2045 Fund	698,033,400	241,834,529
Fidelity Freedom Blend 2050 Fund	595,703,887	199,043,918
Fidelity Freedom Blend 2055 Fund	375,496,799	107,518,284
Fidelity Freedom Blend 2060 Fund	162,413,283	42,320,657
Fidelity Freedom Blend 2065 Fund	34,346,803	8,141,879

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I, Fidelity Freedom Blend Class)	Annual % of Class-Level Average Net Assets (Classes K, K6, Z, Z6, Premier Class)
Fidelity Freedom Blend Income Fund	.46%	.36%
Fidelity Freedom Blend 2005 Fund	.46%	.36%
Fidelity Freedom Blend 2010 Fund	.47%	.37%
Fidelity Freedom Blend 2015 Fund	.48%	.38%
Fidelity Freedom Blend 2020 Fund	.49%	.39%
Fidelity Freedom Blend 2025 Fund	.50%	.40%
Fidelity Freedom Blend 2030 Fund	.52%	.42%
Fidelity Freedom Blend 2035 Fund	.53%	.43%
Fidelity Freedom Blend 2040 Fund	.54%	.44%
Fidelity Freedom Blend 2045 Fund	.54%	.44%
Fidelity Freedom Blend 2050 Fund	.54%	.44%
Fidelity Freedom Blend 2055 Fund	.54%	.44%
Fidelity Freedom Blend 2060 Fund	.54%	.44%
Fidelity Freedom Blend 2065 Fund	.54%	.44%

Under the expense contract, the investment adviser pays class-level expenses for Class K6, Class Z6 and Premier Class of each Fund as necessary so that Class K6, Class Z6 and Premier Class total expenses do not exceed certain amounts of Class K6, Class Z6 and Premier Class average net assets, respectively, on an annual basis with certain exceptions, as noted in the following table:

	Annual % of Class-Level Average Net Assets (Classes K6, Z6)	Annual % of Class-Level Average Net Assets (Premier Class)
Fidelity Freedom Blend Income Fund	.26%	.24%
Fidelity Freedom Blend 2005 Fund	.26%	.24%
Fidelity Freedom Blend 2010 Fund	.27%	.25%
Fidelity Freedom Blend 2015 Fund	.28%	.25%
Fidelity Freedom Blend 2020 Fund	.29%	.26%
Fidelity Freedom Blend 2025 Fund	.30%	.26%
Fidelity Freedom Blend 2030 Fund	.32%	.27%
Fidelity Freedom Blend 2035 Fund	.33%	.28%
Fidelity Freedom Blend 2040 Fund	.34%	.29%
Fidelity Freedom Blend 2045 Fund	.34%	.29%
Fidelity Freedom Blend 2050 Fund	.34%	.29%
Fidelity Freedom Blend 2055 Fund	.34%	.29%
Fidelity Freedom Blend 2060 Fund	.34%	.29%
Fidelity Freedom Blend 2065 Fund	.34%	.29%

During March 2022 the Board approved a change in the total annual management fee rate for each Class of each Fund to the rates presented in the table below effective April 1, 2022.

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I, Fidelity Freedom Blend Class)	Annual % of Class-Level Average Net Assets (Classes K, K6, Z, Z6, Premier Class)
Fidelity Freedom Blend Income Fund	.41%	.31%
Fidelity Freedom Blend 2005 Fund	.41%	.31%
Fidelity Freedom Blend 2010 Fund	.41%	.31%
Fidelity Freedom Blend 2015 Fund	.43%	.33%
Fidelity Freedom Blend 2020 Fund	.44%	.34%
Fidelity Freedom Blend 2025 Fund	.45%	.35%
Fidelity Freedom Blend 2030 Fund	.46%	.36%
Fidelity Freedom Blend 2035 Fund	.48%	.38%
Fidelity Freedom Blend 2040 Fund	.49%	.39%
Fidelity Freedom Blend 2045 Fund	.49%	.39%
Fidelity Freedom Blend 2050 Fund	.49%	.39%
Fidelity Freedom Blend 2055 Fund	.49%	.39%
Fidelity Freedom Blend 2060 Fund	.49%	.39%
Fidelity Freedom Blend 2065 Fund	.49%	.39%

The Board also approved a change in the expense contract rate for Class K6, Class Z6 and Premier Class of each Fund to the rates presented in the table below effective April 1, 2022.

	Annual % of Class-Level Average Net Assets (Classes K6, Z6)	Annual % of Class-Level Average Net Assets (Premier Class)
Fidelity Freedom Blend Income Fund	.21%	.19%
Fidelity Freedom Blend 2005 Fund	.21%	.19%
Fidelity Freedom Blend 2010 Fund	.21%	.19%
Fidelity Freedom Blend 2015 Fund	.23%	.20%
Fidelity Freedom Blend 2020 Fund	.24%	.21%
Fidelity Freedom Blend 2025 Fund	.25%	.22%
Fidelity Freedom Blend 2030 Fund	.26%	.23%
Fidelity Freedom Blend 2035 Fund	.28%	.24%
Fidelity Freedom Blend 2040 Fund	.29%	.25%
Fidelity Freedom Blend 2045 Fund	.29%	.25%
Fidelity Freedom Blend 2050 Fund	.29%	.25%
Fidelity Freedom Blend 2055 Fund	.29%	.25%
Fidelity Freedom Blend 2060 Fund	.29%	.25%
Fidelity Freedom Blend 2065 Fund	.29%	.25%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Freedom Blend Income Fund
Class A	-%	.25%	$5,696	$–
Class M	.25%	.25%	886	477
Class C	.75%	.25%	6,329	491
			$12,911	$968
Fidelity Freedom Blend 2005 Fund
Class A	-%	.25%	$1,015	$213
Class M	.25%	.25%	926	595
Class C	.75%	.25%	3,241	1,316
			$5,182	$2,124
Fidelity Freedom Blend 2010 Fund
Class A	-%	.25%	$1,753	$18
Class M	.25%	.25%	1,868	574
Class C	.75%	.25%	2,725	1,508
			$6,346	$2,100
Fidelity Freedom Blend 2015 Fund
Class A	-%	.25%	$1,698	$19
Class M	.25%	.25%	3,527	311
Class C	.75%	.25%	9,075	1,532
			$14,300	$1,862
Fidelity Freedom Blend 2020 Fund
Class A	-%	.25%	$13,165	$246
Class M	.25%	.25%	7,190	211
Class C	.75%	.25%	11,869	4,377
			$32,224	$4,834
Fidelity Freedom Blend 2025 Fund
Class A	-%	.25%	$16,951	$105
Class M	.25%	.25%	10,647	45
Class C	.75%	.25%	15,731	5,416
			$43,329	$5,566
Fidelity Freedom Blend 2030 Fund
Class A	-%	.25%	$22,440	$1,031
Class M	.25%	.25%	13,260	70
Class C	.75%	.25%	31,279	9,665
			$66,979	$10,766
Fidelity Freedom Blend 2035 Fund
Class A	-%	.25%	$10,446	$1,252
Class M	.25%	.25%	6,304	119
Class C	.75%	.25%	17,747	8,325
			$34,497	$9,696
Fidelity Freedom Blend 2040 Fund
Class A	-%	.25%	$12,478	$149
Class M	.25%	.25%	5,184	149
Class C	.75%	.25%	17,436	5,889
			$35,098	$6,187
Fidelity Freedom Blend 2045 Fund
Class A	-%	.25%	$6,973	$162
Class M	.25%	.25%	10,260	4
Class C	.75%	.25%	20,872	11,910
			$38,105	$12,076
Fidelity Freedom Blend 2050 Fund
Class A	-%	.25%	$8,856	$260
Class M	.25%	.25%	4,312	391
Class C	.75%	.25%	12,537	6,112
			$25,705	$6,763
Fidelity Freedom Blend 2055 Fund
Class A	-%	.25%	$5,028	$185
Class M	.25%	.25%	3,936	381
Class C	.75%	.25%	5,145	3,019
			$14,109	$3,585
Fidelity Freedom Blend 2060 Fund
Class A	-%	.25%	$4,031	$250
Class M	.25%	.25%	2,568	434
Class C	.75%	.25%	5,719	2,664
			$12,318	$3,348
Fidelity Freedom Blend 2065 Fund
Class A	-%	.25%	$1,808	$315
Class M	.25%	.25%	1,934	614
Class C	.75%	.25%	4,363	2,920
			$8,105	$3,849

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Freedom Blend Income Fund
Class A	$727
Class M	54
Class C(a)	444
$1,225
Fidelity Freedom Blend 2005 Fund
Class A	$145
Class M	2
Class C(a)	102
$249
Fidelity Freedom Blend 2010 Fund
Class A	$408
Class M	2
$410
Fidelity Freedom Blend 2015 Fund
Class A	$243
Class M	97
$340
Fidelity Freedom Blend 2020 Fund
Class A	$956
Class M	390
Class C(a)	144
$1,490
Fidelity Freedom Blend 2025 Fund
Class A	$3,217
Class M	636
Class C(a)	230
$4,083
Fidelity Freedom Blend 2030 Fund
Class A	$8,393
Class M	1,853
Class C(a)	715
$10,961
Fidelity Freedom Blend 2035 Fund
Class A	$6,954
Class M	3,813
Class C(a)	658
$11,425
Fidelity Freedom Blend 2040 Fund
Class A	$7,895
Class M	852
Class C(a)	486
$9,233
Fidelity Freedom Blend 2045 Fund
Class A	$6,168
Class M	784
Class C(a)	239
$7,191
Fidelity Freedom Blend 2050 Fund
Class A	$6,320
Class M	1,286
Class C(a)	238
$7,844
Fidelity Freedom Blend 2055 Fund
Class A	$4,223
Class M	1,080
Class C(a)	50
$5,353
Fidelity Freedom Blend 2060 Fund
Class A	$3,984
Class M	974
Class C(a)	225
$5,183
Fidelity Freedom Blend 2065 Fund
Class A	$3,474
Class M	287
Class C(a)	187
$3,948

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Operations as "Net realized gain (loss) on Affiliated issuers."

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
Fidelity Freedom Blend Income Fund	7,123,121	204,953
Fidelity Freedom Blend 2005 Fund	1,807,311	82,916
Fidelity Freedom Blend 2010 Fund	5,275,327	275,911
Fidelity Freedom Blend 2015 Fund	14,768,487	847,314
Fidelity Freedom Blend 2020 Fund	39,240,243	2,086,632
Fidelity Freedom Blend 2025 Fund	59,280,958	2,290,887
Fidelity Freedom Blend 2030 Fund	48,538,753	1,662,007
Fidelity Freedom Blend 2035 Fund	13,241,355	494,572
Fidelity Freedom Blend 2040 Fund	12,708,507	549,749
Fidelity Freedom Blend 2045 Fund	12,943,681	575,227
Fidelity Freedom Blend 2050 Fund	10,776,444	466,196
Fidelity Freedom Blend 2055 Fund	6,045,813	227,195
Fidelity Freedom Blend 2060 Fund	2,238,361	68,094
Fidelity Freedom Blend 2065 Fund	284,085	5,925

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended March 31, 2022	Year ended March 31, 2021
Fidelity Freedom Blend Income Fund
Distributions to shareholders
Class A	$76,412	$30,789
Class M	6,205	3,747
Class C	21,630	12,679
Fidelity Freedom Blend Income Fund	239,649	113,118
Class K	29,144	12,402
Class K6	1,601,998	1,312,353
Class I	48,705	16,047
Class Z	71,232	21,786
Class Z6	457,958	4,758
Premier Class(a)	753,412	–
Total	$3,306,345	$1,527,679
Fidelity Freedom Blend 2005 Fund
Distributions to shareholders
Class A	$17,065	$6,978
Class M	9,884	3,090
Class C	11,364	7,183
Fidelity Freedom Blend 2005 Fund	90,893	50,201
Class K	20,719	15,146
Class K6	598,501	530,391
Class I	40,600	27,076
Class Z	8,700	4,905
Class Z6	83,920	3,722
Premier Class(a)	345,776	–
Total	$1,227,422	$648,692
Fidelity Freedom Blend 2010 Fund
Distributions to shareholders
Class A	$43,409	$26,980
Class M	19,053	10,695
Class C	15,290	6,665
Fidelity Freedom Blend 2010 Fund	320,345	134,742
Class K	476,794	259,643
Class K6	2,578,221	2,224,771
Class I	110,114	27,543
Class Z	11,714	5,353
Class Z6	174,675	28,762
Premier Class(a)	1,502,411	–
Total	$5,252,026	$2,725,154
Fidelity Freedom Blend 2015 Fund
Distributions to shareholders
Class A	$45,834	$24,467
Class M	42,974	6,554
Class C	55,979	23,534
Fidelity Freedom Blend 2015 Fund	875,190	416,022
Class K	446,502	238,094
Class K6	9,072,606	8,475,902
Class I	436,484	197,917
Class Z	8,751	4,851
Class Z6	1,217,602	62,473
Premier Class(a)	5,369,490	–
Total	$17,571,412	$9,449,814
Fidelity Freedom Blend 2020 Fund
Distributions to shareholders
Class A	$343,598	$116,447
Class M	96,522	26,115
Class C	78,103	32,784
Fidelity Freedom Blend 2020 Fund	3,296,533	1,223,012
Class K	2,152,977	1,178,680
Class K6	30,245,071	28,438,532
Class I	921,176	366,060
Class Z	62,797	6,540
Class Z6	2,405,226	120,442
Premier Class(a)	19,930,712	–
Total	$59,532,715	$31,508,612
Fidelity Freedom Blend 2025 Fund
Distributions to shareholders
Class A	$404,040	$135,485
Class M	143,031	53,311
Class C	92,899	35,148
Fidelity Freedom Blend 2025 Fund	4,210,203	1,520,063
Class K	2,711,347	1,328,142
Class K6	48,534,981	40,753,859
Class I	1,989,221	959,802
Class Z	212,564	5,255
Class Z6	5,778,512	274,148
Premier Class(a)	31,656,303	–
Total	$95,733,101	$45,065,213
Fidelity Freedom Blend 2030 Fund
Distributions to shareholders
Class A	$586,739	$168,878
Class M	189,177	68,058
Class C	197,106	101,064
Fidelity Freedom Blend 2030 Fund	4,385,902	1,199,509
Class K	2,873,814	1,307,651
Class K6	52,904,449	44,309,572
Class I	2,849,745	1,140,293
Class Z	367,357	9,907
Class Z6	4,557,776	279,395
Premier Class(a)	38,112,383	–
Total	$107,024,448	$48,584,327
Fidelity Freedom Blend 2035 Fund
Distributions to shareholders
Class A	$357,375	$81,391
Class M	82,367	43,152
Class C	131,999	42,230
Fidelity Freedom Blend 2035 Fund	5,343,842	1,387,579
Class K	2,748,378	1,034,516
Class K6	53,430,689	44,547,977
Class I	2,036,854	666,837
Class Z	116,232	15,254
Class Z6	6,005,398	217,287
Premier Class(a)	44,235,811	–
Total	$114,488,945	$48,036,223
Fidelity Freedom Blend 2040 Fund
Distributions to shareholders
Class A	$409,884	$90,051
Class M	76,330	29,927
Class C	134,945	49,879
Fidelity Freedom Blend 2040 Fund	5,716,409	1,266,304
Class K	2,345,285	883,718
Class K6	51,811,849	40,625,180
Class I	1,554,389	480,886
Class Z	307,930	6,183
Class Z6	4,246,529	134,741
Premier Class(a)	44,439,336	–
Total	$111,042,886	$43,566,869
Fidelity Freedom Blend 2045 Fund
Distributions to shareholders
Class A	$242,403	$70,620
Class M	161,064	72,607
Class C	166,826	41,341
Fidelity Freedom Blend 2045 Fund	3,451,438	911,956
Class K	2,249,951	886,361
Class K6	44,759,022	34,613,340
Class I	1,345,059	428,586
Class Z	258,147	6,722
Class Z6	3,705,795	120,631
Premier Class(a)	40,610,782	–
Total	$96,950,487	$37,152,164
Fidelity Freedom Blend 2050 Fund
Distributions to shareholders
Class A	$285,597	$68,023
Class M	69,109	24,168
Class C	98,454	34,540
Fidelity Freedom Blend 2050 Fund	3,455,859	964,286
Class K	1,330,121	486,658
Class K6	39,393,616	27,519,027
Class I	1,084,022	294,662
Class Z	179,580	6,016
Class Z6	2,767,644	173,331
Premier Class(a)	31,228,798	–
Total	$79,892,800	$29,570,711
Fidelity Freedom Blend 2055 Fund
Distributions to shareholders
Class A	$160,223	$48,263
Class M	62,566	23,005
Class C	39,444	12,302
Fidelity Freedom Blend 2055 Fund	1,914,513	475,289
Class K	792,143	296,213
Class K6	24,208,036	13,744,285
Class I	765,068	156,276
Class Z	132,003	5,718
Class Z6	1,750,158	81,141
Premier Class(a)	14,241,252	–
Total	$44,065,406	$14,842,492
Fidelity Freedom Blend 2060 Fund
Distributions to shareholders
Class A	$133,173	$38,825
Class M	39,479	13,370
Class C	42,557	14,892
Fidelity Freedom Blend 2060 Fund	825,176	215,485
Class K	293,216	81,145
Class K6	9,662,007	3,843,006
Class I	376,888	78,938
Class Z	38,902	5,263
Class Z6	576,640	40,627
Premier Class(a)	3,696,273	–
Total	$15,684,311	$4,331,551
Fidelity Freedom Blend 2065 Fund
Distributions to shareholders
Class A	$51,161	$10,963
Class M	25,230	9,480
Class C	26,538	7,987
Fidelity Freedom Blend 2065 Fund	214,302	39,047
Class K	31,781	6,950
Class K6	1,034,966	188,061
Class I	66,357	8,712
Class Z	11,690	4,765
Class Z6	53,845	8,183
Premier Class(a)	293,496	–
Total	$1,809,366	$284,148

 (a) Distributions for Premier Class are for the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

8. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2022	Year ended March 31, 2021	Year ended March 31, 2022	Year ended March 31, 2021
Fidelity Freedom Blend Income Fund
Class A
Shares sold	161,977	85,072	$1,774,882	$895,089
Reinvestment of distributions	6,990	2,837	76,412	30,789
Shares redeemed	(46,851)	(27,679)	(515,320)	(301,591)
Net increase (decrease)	122,116	60,230	$1,335,974	$624,287
Class M
Shares sold	1,360	1,969	$14,965	$20,671
Reinvestment of distributions	567	345	6,205	3,747
Shares redeemed	(6,418)	(35)	(70,685)	(389)
Net increase (decrease)	(4,491)	2,279	$(49,515)	$24,029
Class C
Shares sold	5,546	56,293	$60,949	$600,861
Reinvestment of distributions	1,993	1,165	21,630	12,679
Shares redeemed	(22,606)	(14,842)	(244,733)	(160,615)
Net increase (decrease)	(15,067)	42,616	$(162,154)	$452,925
Fidelity Freedom Blend Income Fund
Shares sold	168,412	720,200	$1,859,202	$7,812,819
Reinvestment of distributions	18,571	10,407	203,539	112,904
Shares redeemed	(212,558)	(457,220)	(2,328,646)	(4,972,335)
Net increase (decrease)	(25,575)	273,387	$(265,905)	$2,953,388
Class K
Shares sold	100,946	24,778	$1,102,073	$271,629
Reinvestment of distributions	2,659	1,147	29,144	12,402
Shares redeemed	(52,482)	(14,810)	(573,087)	(158,783)
Net increase (decrease)	51,123	11,115	$558,130	$125,248
Class K6
Shares sold	2,387,707	2,512,373	$26,144,839	$26,898,262
Reinvestment of distributions	145,997	121,385	1,601,998	1,312,353
Shares redeemed	(3,768,833)	(1,845,091)	(41,740,068)	(19,920,222)
Net increase (decrease)	(1,235,129)	788,667	$(13,993,231)	$8,290,393
Class I
Shares sold	202,021	49,310	$2,163,601	$533,513
Reinvestment of distributions	4,451	1,472	48,705	16,047
Shares redeemed	(33,599)	(6,511)	(362,258)	(71,189)
Net increase (decrease)	172,873	44,271	$1,850,048	$478,371
Class Z
Shares sold	97,421	112,876	$1,081,329	$1,215,647
Reinvestment of distributions	4,149	421	45,477	4,569
Shares redeemed	(82,087)	(29,867)	(890,844)	(322,845)
Net increase (decrease)	19,483	83,430	$235,962	$897,371
Class Z6
Shares sold	1,807,217	7,516	$19,960,600	$82,200
Reinvestment of distributions	41,873	440	457,958	4,758
Shares redeemed	(324,501)	(5,474)	(3,509,523)	(57,647)
Net increase (decrease)	1,524,589	2,482	$16,909,035	$29,311
Premier Class(a)
Shares sold	2,690,144	–	$30,030,288	$–
Reinvestment of distributions	68,932	–	753,412	–
Shares redeemed	(501,159)	–	(5,439,025)	–
Net increase (decrease)	2,257,917	–	$25,344,675	$–
Fidelity Freedom Blend 2005 Fund
Class A
Shares sold	38,165	11,747	$428,940	$128,608
Reinvestment of distributions	1,554	646	17,065	6,978
Shares redeemed	(33,224)	(7,183)	(372,472)	(77,499)
Net increase (decrease)	6,495	5,210	$73,533	$58,087
Class M
Shares sold	10,241	2,161	$115,367	$22,948
Reinvestment of distributions	902	284	9,884	3,090
Shares redeemed	(11,833)	–	(127,720)	–
Net increase (decrease)	(690)	2,445	$(2,469)	$26,038
Class C
Shares sold	3,243	13,733	$35,849	$147,756
Reinvestment of distributions	1,040	667	11,364	7,183
Shares redeemed	(7,131)	(11,205)	(77,521)	(121,070)
Net increase (decrease)	(2,848)	3,195	$(30,308)	$33,869
Fidelity Freedom Blend 2005 Fund
Shares sold	24,698	127,898	$275,660	$1,391,257
Reinvestment of distributions	8,097	4,538	89,062	49,375
Shares redeemed	(48,726)	(62,564)	(538,407)	(683,181)
Net increase (decrease)	(15,931)	69,872	$(173,685)	$757,451
Class K
Shares sold	4,255	43,370	$46,808	$466,117
Reinvestment of distributions	1,884	1,381	20,719	15,146
Shares redeemed	(8,160)	(21,238)	(89,867)	(229,590)
Net increase (decrease)	(2,021)	23,513	$(22,340)	$251,673
Class K6
Shares sold	516,395	1,007,042	$5,672,447	$10,781,619
Reinvestment of distributions	54,223	48,741	598,501	530,391
Shares redeemed	(1,391,954)	(540,452)	(15,541,992)	(5,869,921)
Net increase (decrease)	(821,336)	515,331	$(9,271,044)	$5,442,089
Class I
Shares sold	51,260	36,211	$579,108	$392,567
Reinvestment of distributions	3,704	2,495	40,600	27,076
Shares redeemed	(75,088)	(31,471)	(815,935)	(338,148)
Net increase (decrease)	(20,124)	7,235	$(196,227)	$81,495
Class Z
Shares sold	–	20,032	$–	$216,014
Reinvestment of distributions	511	316	5,631	3,424
Shares redeemed	(2,510)	(14,131)	(26,676)	(154,976)
Net increase (decrease)	(1,999)	6,217	$(21,045)	$64,462
Class Z6
Shares sold	278,609	108	$3,077,787	$1,179
Reinvestment of distributions	7,661	343	83,920	3,722
Shares redeemed	(83,849)	(4)	(901,721)	(40)
Net increase (decrease)	202,421	447	$2,259,986	$4,861
Premier Class(a)
Shares sold	1,032,875	–	$11,665,240	$–
Reinvestment of distributions	31,604	–	345,776	–
Shares redeemed	(141,036)	–	(1,578,440)	–
Net increase (decrease)	923,443	–	$10,432,576	$–
Fidelity Freedom Blend 2010 Fund
Class A
Shares sold	13,788	71,441	$155,652	$738,761
Reinvestment of distributions	3,899	2,486	43,409	26,980
Shares redeemed	(34,885)	(10,349)	(394,234)	(111,790)
Net increase (decrease)	(17,198)	63,578	$(195,173)	$653,951
Class M
Shares sold	5,102	8,968	$54,922	$93,882
Reinvestment of distributions	1,710	984	19,053	10,695
Shares redeemed	(6,527)	(2,943)	(73,358)	(32,780)
Net increase (decrease)	285	7,009	$617	$71,797
Class C
Shares sold	7,319	14,178	$83,015	$150,459
Reinvestment of distributions	1,384	608	15,290	6,665
Shares redeemed	(2,562)	(5,476)	(27,849)	(59,005)
Net increase (decrease)	6,141	9,310	$70,456	$98,119
Fidelity Freedom Blend 2010 Fund
Shares sold	253,553	325,624	$2,833,504	$3,507,420
Reinvestment of distributions	27,939	12,315	310,930	134,742
Shares redeemed	(174,895)	(164,241)	(1,938,677)	(1,818,468)
Net increase (decrease)	106,597	173,698	$1,205,757	$1,823,694
Class K
Shares sold	254,745	47,839	$2,807,763	$532,618
Reinvestment of distributions	42,724	23,846	476,794	259,643
Shares redeemed	(336,610)	(37,609)	(3,580,850)	(397,419)
Net increase (decrease)	(39,141)	34,076	$(296,293)	$394,842
Class K6
Shares sold	1,602,133	1,820,261	$18,119,622	$19,267,788
Reinvestment of distributions	229,885	203,724	2,578,221	2,224,771
Shares redeemed	(4,227,342)	(1,225,461)	(48,522,576)	(13,344,262)
Net increase (decrease)	(2,395,324)	798,524	$(27,824,733)	$8,148,297
Class I
Shares sold	135,877	48,941	$1,564,053	$512,741
Reinvestment of distributions	9,905	2,523	110,114	27,543
Shares redeemed	(117,427)	(16,872)	(1,271,475)	(183,765)
Net increase (decrease)	28,355	34,592	$402,692	$356,519
Class Z
Shares sold	–	11,151	$–	$124,418
Reinvestment of distributions	621	390	6,946	4,254
Shares redeemed	(8,966)	–	(100,546)	–
Net increase (decrease)	(8,345)	11,541	$(93,600)	$128,672
Class Z6
Shares sold	524,202	66,542	$5,806,859	$724,009
Reinvestment of distributions	15,704	2,600	174,675	28,762
Shares redeemed	(59,458)	(20,319)	(671,595)	(230,458)
Net increase (decrease)	480,448	48,823	$5,309,939	$522,313
Premier Class(a)
Shares sold	3,611,516	–	$41,480,655	$–
Reinvestment of distributions	135,471	–	1,502,411	–
Shares redeemed	(650,178)	–	(7,191,166)	–
Net increase (decrease)	3,096,809	–	$35,791,900	$–
Fidelity Freedom Blend 2015 Fund
Class A
Shares sold	19,952	22,780	$227,989	$225,650
Reinvestment of distributions	4,060	2,247	45,834	24,467
Shares redeemed	(13,084)	(6,595)	(146,463)	(72,394)
Net increase (decrease)	10,928	18,432	$127,360	$177,723
Class M
Shares sold	31,766	49,411	$365,848	$563,497
Reinvestment of distributions	3,805	596	42,974	6,554
Shares redeemed	(37,736)	(18)	(433,430)	(203)
Net increase (decrease)	(2,165)	49,989	$(24,608)	$569,848
Class C
Shares sold	26,631	18,999	$303,973	$190,458
Reinvestment of distributions	4,998	2,168	55,979	23,534
Shares redeemed	(41,644)	(3,300)	(450,083)	(36,390)
Net increase (decrease)	(10,015)	17,867	$(90,131)	$177,602
Fidelity Freedom Blend 2015 Fund
Shares sold	754,335	1,030,787	$8,639,968	$11,403,444
Reinvestment of distributions	65,672	36,310	742,985	395,121
Shares redeemed	(634,459)	(906,644)	(7,283,463)	(9,932,278)
Net increase (decrease)	185,548	160,453	$2,099,490	$1,866,287
Class K
Shares sold	467,945	100,377	$5,267,714	$1,100,701
Reinvestment of distributions	39,439	21,979	446,502	238,094
Shares redeemed	(278,294)	(313,177)	(3,082,586)	(3,288,291)
Net increase (decrease)	229,090	(190,821)	$2,631,630	$(1,949,496)
Class K6
Shares sold	2,864,313	5,034,639	$32,756,440	$53,169,125
Reinvestment of distributions	795,878	774,488	9,072,606	8,475,902
Shares redeemed	(13,907,240)	(4,695,026)	(161,913,308)	(51,315,780)
Net increase (decrease)	(10,247,049)	1,114,101	$(120,084,262)	$10,329,247
Class I
Shares sold	299,109	222,844	$3,501,615	$2,306,146
Reinvestment of distributions	38,618	18,225	436,484	197,917
Shares redeemed	(341,658)	(145,309)	(3,821,195)	(1,592,292)
Net increase (decrease)	(3,931)	95,760	$116,904	$911,771
Class Z
Reinvestment of distributions	771	443	8,751	4,851
Net increase (decrease)	771	443	$8,751	$4,851
Class Z6
Shares sold	3,004,837	115,561	$34,271,340	$1,267,695
Reinvestment of distributions	108,064	5,640	1,217,602	62,473
Shares redeemed	(495,249)	(39,083)	(5,612,189)	(429,587)
Net increase (decrease)	2,617,652	82,118	$29,876,753	$900,581
Premier Class(a)
Shares sold	11,518,003	–	$134,557,869	$–
Reinvestment of distributions	476,437	–	5,369,490	–
Shares redeemed	(1,635,532)	–	(18,648,350)	–
Net increase (decrease)	10,358,908	–	$121,279,009	$–
Fidelity Freedom Blend 2020 Fund
Class A
Shares sold	336,145	278,275	$3,907,341	$3,089,264
Reinvestment of distributions	29,658	10,433	343,598	116,447
Shares redeemed	(116,321)	(157,237)	(1,347,347)	(1,763,914)
Net increase (decrease)	249,482	131,471	$2,903,592	$1,441,797
Class M
Shares sold	18,537	108,998	$219,586	$1,232,361
Reinvestment of distributions	8,323	2,328	96,522	26,115
Shares redeemed	(18,281)	(16,410)	(217,273)	(186,238)
Net increase (decrease)	8,579	94,916	$98,835	$1,072,238
Class C
Shares sold	53,193	59,657	$615,300	$634,219
Reinvestment of distributions	6,767	2,973	78,103	32,784
Shares redeemed	(26,861)	(18,186)	(309,497)	(203,010)
Net increase (decrease)	33,099	44,444	$383,906	$463,993
Fidelity Freedom Blend 2020 Fund
Shares sold	4,846,010	3,368,825	$56,386,253	$37,375,799
Reinvestment of distributions	243,681	109,072	2,830,996	1,208,398
Shares redeemed	(2,442,289)	(2,660,472)	(28,333,515)	(29,435,131)
Net increase (decrease)	2,647,402	817,425	$30,883,734	$9,149,066
Class K
Shares sold	1,033,748	559,013	$11,997,159	$6,209,161
Reinvestment of distributions	184,793	107,013	2,152,977	1,178,680
Shares redeemed	(1,365,484)	(867,863)	(15,310,946)	(9,058,786)
Net increase (decrease)	(146,943)	(201,837)	$(1,160,810)	$(1,670,945)
Class K6
Shares sold	11,360,898	18,252,762	$133,905,411	$193,645,477
Reinvestment of distributions	2,578,061	2,565,952	30,245,071	28,438,532
Shares redeemed	(45,467,817)	(13,293,126)	(545,628,683)	(146,192,959)
Net increase (decrease)	(31,528,858)	7,525,588	$(381,478,201)	$75,891,050
Class I
Shares sold	782,766	398,942	$9,345,267	$4,260,440
Reinvestment of distributions	79,307	33,056	921,176	366,060
Shares redeemed	(762,108)	(252,106)	(8,482,293)	(2,772,460)
Net increase (decrease)	99,965	179,892	$1,784,150	$1,854,040
Class Z
Shares sold	70,296	–	$842,689	$–
Reinvestment of distributions	5,287	536	61,753	5,929
Shares redeemed	(21,373)	–	(246,532)	–
Net increase (decrease)	54,210	536	$657,910	$5,929
Class Z6
Shares sold	5,037,752	201,311	$59,147,728	$2,247,340
Reinvestment of distributions	207,173	10,815	2,405,226	120,442
Shares redeemed	(759,727)	(82,615)	(8,760,872)	(937,293)
Net increase (decrease)	4,485,198	129,511	$52,792,082	$1,430,489
Premier Class(a)
Shares sold	38,635,335	–	$465,089,238	$–
Reinvestment of distributions	1,716,681	–	19,930,712	–
Shares redeemed	(7,061,671)	–	(82,258,577)	–
Net increase (decrease)	33,290,345	–	$402,761,373	$–
Fidelity Freedom Blend 2025 Fund
Class A
Shares sold	455,256	231,576	$5,377,768	$2,498,355
Reinvestment of distributions	34,237	12,116	404,040	135,485
Shares redeemed	(119,925)	(110,944)	(1,435,521)	(1,200,049)
Net increase (decrease)	369,568	132,748	$4,346,287	$1,433,791
Class M
Shares sold	95,055	118,505	$1,122,180	$1,300,045
Reinvestment of distributions	12,048	4,766	143,031	53,311
Shares redeemed	(60,731)	(64,126)	(687,811)	(752,618)
Net increase (decrease)	46,372	59,145	$577,400	$600,738
Class C
Shares sold	50,116	85,736	$591,009	$896,555
Reinvestment of distributions	7,916	3,178	92,899	35,148
Shares redeemed	(12,628)	(31,717)	(149,176)	(343,248)
Net increase (decrease)	45,404	57,197	$534,732	$588,455
Fidelity Freedom Blend 2025 Fund
Shares sold	7,152,455	3,086,328	$84,189,925	$34,224,076
Reinvestment of distributions	314,897	132,525	3,719,575	1,475,891
Shares redeemed	(2,742,034)	(1,866,188)	(32,304,006)	(20,480,296)
Net increase (decrease)	4,725,318	1,352,665	$55,605,494	$15,219,671
Class K
Shares sold	2,040,200	815,369	$24,153,642	$9,135,853
Reinvestment of distributions	228,853	119,983	2,711,347	1,328,142
Shares redeemed	(1,712,303)	(852,815)	(19,415,129)	(8,946,163)
Net increase (decrease)	556,750	82,537	$7,449,860	$1,517,832
Class K6
Shares sold	24,996,139	30,668,060	$299,281,410	$324,651,985
Reinvestment of distributions	4,074,718	3,662,079	48,534,981	40,753,860
Shares redeemed	(66,157,169)	(13,008,845)	(806,217,945)	(142,611,587)
Net increase (decrease)	(37,086,312)	21,321,294	$(458,401,554)	$222,794,258
Class I
Shares sold	1,204,090	1,899,911	$14,346,238	$19,110,228
Reinvestment of distributions	168,161	87,154	1,989,221	959,802
Shares redeemed	(1,081,025)	(742,591)	(12,346,462)	(8,182,270)
Net increase (decrease)	291,226	1,244,474	$3,988,997	$11,887,760
Class Z
Shares sold	276,655	–	$3,350,254	$–
Reinvestment of distributions	17,520	474	207,866	5,255
Shares redeemed	(104,733)	–	(1,160,450)	–
Net increase (decrease)	189,442	474	$2,397,670	$5,255
Class Z6
Shares sold	11,794,618	419,482	$140,946,329	$4,789,505
Reinvestment of distributions	489,031	24,446	5,778,085	272,725
Shares redeemed	(1,716,005)	(108,195)	(20,179,032)	(1,166,354)
Net increase (decrease)	10,567,644	335,733	$126,545,382	$3,895,876
Premier Class(a)
Shares sold	58,538,987	–	$714,749,395	$–
Reinvestment of distributions	2,678,196	–	31,656,303	–
Shares redeemed	(6,032,894)	–	(71,220,974)	–
Net increase (decrease)	55,184,289	–	$675,184,724	$–
Fidelity Freedom Blend 2030 Fund
Class A
Shares sold	539,436	454,122	$6,445,962	$5,029,304
Reinvestment of distributions	49,336	15,071	586,739	168,878
Shares redeemed	(175,748)	(160,781)	(2,061,120)	(1,753,468)
Net increase (decrease)	413,024	308,412	$4,971,581	$3,444,714
Class M
Shares sold	93,264	92,691	$1,135,100	$1,033,270
Reinvestment of distributions	15,899	6,125	189,177	68,058
Shares redeemed	(59,755)	(13,698)	(693,001)	(153,729)
Net increase (decrease)	49,408	85,118	$631,276	$947,599
Class C
Shares sold	55,614	224,077	$660,587	$2,292,531
Reinvestment of distributions	16,668	9,238	197,106	101,064
Shares redeemed	(35,155)	(88,801)	(417,415)	(936,801)
Net increase (decrease)	37,127	144,514	$440,278	$1,456,794
Fidelity Freedom Blend 2030 Fund
Shares sold	6,707,920	1,448,652	$80,502,523	$15,812,844
Reinvestment of distributions	309,675	108,204	3,691,501	1,198,805
Shares redeemed	(1,547,851)	(854,989)	(18,253,263)	(9,039,662)
Net increase (decrease)	5,469,744	701,867	$65,940,761	$7,971,987
Class K
Shares sold	2,450,817	696,511	$29,315,330	$7,684,693
Reinvestment of distributions	240,369	118,617	2,873,814	1,307,651
Shares redeemed	(994,320)	(590,584)	(11,579,264)	(6,065,281)
Net increase (decrease)	1,696,866	224,544	$20,609,880	$2,927,063
Class K6
Shares sold	25,620,708	30,060,192	$309,454,433	$315,433,952
Reinvestment of distributions	4,400,462	3,995,352	52,904,449	44,309,572
Shares redeemed	(69,193,187)	(9,722,328)	(852,332,956)	(105,348,399)
Net increase (decrease)	(39,172,017)	24,333,216	$(489,974,074)	$254,395,125
Class I
Shares sold	1,864,211	1,662,604	$22,558,570	$17,087,189
Reinvestment of distributions	238,771	103,115	2,849,745	1,140,293
Shares redeemed	(1,400,971)	(340,830)	(16,065,342)	(3,646,619)
Net increase (decrease)	702,011	1,424,889	$9,342,973	$14,580,863
Class Z
Shares sold	432,452	7,726	$5,277,510	$83,970
Reinvestment of distributions	30,676	898	367,357	9,907
Shares redeemed	(31,790)	–	(379,603)	–
Net increase (decrease)	431,338	8,624	$5,265,264	$93,877
Class Z6
Shares sold	9,462,006	317,050	$113,610,084	$3,538,839
Reinvestment of distributions	381,876	25,180	4,557,776	279,395
Shares redeemed	(995,161)	(222,013)	(11,796,425)	(2,387,003)
Net increase (decrease)	8,848,721	120,217	$106,371,435	$1,431,231
Premier Class(a)
Shares sold	64,266,025	–	$793,161,595	$–
Reinvestment of distributions	3,194,665	–	38,112,383	–
Shares redeemed	(3,605,184)	–	(43,066,839)	–
Net increase (decrease)	63,855,506	–	$788,207,139	$–
Fidelity Freedom Blend 2035 Fund
Class A
Shares sold	370,791	98,148	$4,590,370	$1,034,436
Reinvestment of distributions	29,171	7,267	357,375	81,391
Shares redeemed	(31,682)	(25,410)	(386,370)	(278,150)
Net increase (decrease)	368,280	80,005	$4,561,375	$837,677
Class M
Shares sold	112,257	76,987	$1,376,608	$846,594
Reinvestment of distributions	6,733	3,816	82,367	43,152
Shares redeemed	(24,837)	(41,352)	(300,028)	(494,143)
Net increase (decrease)	94,153	39,451	$1,158,947	$395,603
Class C
Shares sold	69,278	95,363	$850,163	$1,008,030
Reinvestment of distributions	10,854	3,766	131,999	42,230
Shares redeemed	(20,767)	(17,733)	(251,653)	(199,046)
Net increase (decrease)	59,365	81,396	$730,509	$851,214
Fidelity Freedom Blend 2035 Fund
Shares sold	7,416,876	1,748,448	$90,998,803	$19,510,483
Reinvestment of distributions	366,944	124,374	4,505,467	1,387,247
Shares redeemed	(1,333,594)	(484,145)	(16,099,525)	(5,409,394)
Net increase (decrease)	6,450,226	1,388,677	$79,404,745	$15,488,336
Class K
Shares sold	2,030,920	618,688	$25,019,545	$6,924,881
Reinvestment of distributions	223,281	93,889	2,748,378	1,034,516
Shares redeemed	(1,164,314)	(553,741)	(13,585,040)	(5,424,055)
Net increase (decrease)	1,089,887	158,836	$14,182,883	$2,535,342
Class K6
Shares sold	23,342,154	26,242,237	$289,789,543	$276,687,978
Reinvestment of distributions	4,313,106	4,016,752	53,430,689	44,547,977
Shares redeemed	(66,982,963)	(9,529,375)	(850,173,541)	(102,470,993)
Net increase (decrease)	(39,327,703)	20,729,614	$(506,953,309)	$218,764,962
Class I
Shares sold	1,283,900	900,947	$16,025,782	$8,938,182
Reinvestment of distributions	165,740	60,506	2,036,854	666,837
Shares redeemed	(745,148)	(218,831)	(8,585,500)	(2,202,323)
Net increase (decrease)	704,492	742,622	$9,477,136	$7,402,696
Class Z
Shares sold	122,110	302	$1,535,601	$3,649
Reinvestment of distributions	9,426	1,383	116,232	15,254
Shares redeemed	(50,207)	–	(618,373)	–
Net increase (decrease)	81,329	1,685	$1,033,460	$18,903
Class Z6
Shares sold	10,729,886	261,889	$133,013,906	$2,949,996
Reinvestment of distributions	488,500	19,414	6,005,398	217,287
Shares redeemed	(1,115,397)	(60,687)	(13,674,692)	(665,901)
Net increase (decrease)	10,102,989	220,616	$125,344,612	$2,501,382
Premier Class(a)
Shares sold	64,365,727	–	$818,621,685	$–
Reinvestment of distributions	3,596,405	–	44,235,811	–
Shares redeemed	(2,761,230)	–	(33,991,636)	–
Net increase (decrease)	65,200,902	–	$828,865,860	$–
Fidelity Freedom Blend 2040 Fund
Class A
Shares sold	293,262	157,894	$3,682,503	$1,701,727
Reinvestment of distributions	32,825	7,982	409,884	90,051
Shares redeemed	(49,051)	(17,480)	(600,196)	(201,508)
Net increase (decrease)	277,036	148,396	$3,492,191	$1,590,270
Class M
Shares sold	55,113	32,527	$685,630	$350,440
Reinvestment of distributions	6,107	2,672	76,330	29,927
Shares redeemed	(12,125)	(3,898)	(155,366)	(47,397)
Net increase (decrease)	49,095	31,301	$606,594	$332,970
Class C
Shares sold	77,880	90,582	$941,868	$925,575
Reinvestment of distributions	10,891	4,449	134,945	49,879
Shares redeemed	(16,298)	(18,837)	(199,794)	(200,778)
Net increase (decrease)	72,473	76,194	$877,019	$774,676
Fidelity Freedom Blend 2040 Fund
Shares sold	8,262,300	1,148,892	$103,132,010	$12,693,716
Reinvestment of distributions	384,455	113,489	4,812,837	1,264,619
Shares redeemed	(1,331,905)	(365,267)	(16,295,166)	(3,872,465)
Net increase (decrease)	7,314,850	897,114	$91,649,681	$10,085,870
Class K
Shares sold	1,542,523	516,228	$19,432,806	$5,763,100
Reinvestment of distributions	186,724	80,647	2,345,285	883,718
Shares redeemed	(964,563)	(849,962)	(11,487,604)	(8,414,711)
Net increase (decrease)	764,684	(253,087)	$10,290,487	$(1,767,893)
Class K6
Shares sold	20,148,630	22,099,060	$254,929,815	$234,086,978
Reinvestment of distributions	4,098,496	3,646,821	51,811,849	40,625,180
Shares redeemed	(59,800,552)	(8,197,139)	(776,122,846)	(87,746,957)
Net increase (decrease)	(35,553,426)	17,548,742	$(469,381,182)	$186,965,201
Class I
Shares sold	966,897	532,526	$12,194,312	$5,379,555
Reinvestment of distributions	124,016	43,104	1,554,389	480,886
Shares redeemed	(364,040)	(106,183)	(4,383,936)	(1,114,128)
Net increase (decrease)	726,873	469,447	$9,364,765	$4,746,313
Class Z
Shares sold	308,671	–	$3,958,175	$–
Reinvestment of distributions	24,450	557	307,930	6,183
Shares redeemed	(35,602)	–	(469,054)	–
Net increase (decrease)	297,519	557	$3,797,051	$6,183
Class Z6
Shares sold	7,163,744	164,379	$90,911,815	$1,896,486
Reinvestment of distributions	338,280	12,029	4,246,529	134,741
Shares redeemed	(587,640)	(84,821)	(7,397,919)	(910,342)
Net increase (decrease)	6,914,384	91,587	$87,760,425	$1,120,885
Premier Class(a)
Shares sold	57,474,801	–	$746,408,626	$–
Reinvestment of distributions	3,540,980	–	44,439,336	–
Shares redeemed	(2,277,338)	–	(28,550,871)	–
Net increase (decrease)	58,738,443	–	$762,297,091	$–
Fidelity Freedom Blend 2045 Fund
Class A
Shares sold	193,830	93,659	$2,388,013	$1,016,138
Reinvestment of distributions	19,354	6,337	242,141	70,620
Shares redeemed	(48,488)	(40,716)	(586,124)	(442,138)
Net increase (decrease)	164,696	59,280	$2,044,030	$644,620
Class M
Shares sold	68,730	23,703	$814,693	$257,491
Reinvestment of distributions	12,895	6,560	161,064	72,607
Shares redeemed	(8,406)	(19,491)	(107,108)	(198,419)
Net increase (decrease)	73,219	10,772	$868,649	$131,679
Class C
Shares sold	108,962	68,867	$1,357,431	$716,112
Reinvestment of distributions	13,467	3,656	166,826	41,341
Shares redeemed	(10,194)	(9,421)	(127,022)	(109,061)
Net increase (decrease)	112,235	63,102	$1,397,235	$648,392
Fidelity Freedom Blend 2045 Fund
Shares sold	3,836,115	839,531	$47,928,221	$9,001,204
Reinvestment of distributions	233,735	81,575	2,929,450	909,988
Shares redeemed	(549,935)	(313,385)	(6,850,210)	(3,342,716)
Net increase (decrease)	3,519,915	607,721	$44,007,461	$6,568,476
Class K
Shares sold	1,168,763	627,503	$14,774,956	$7,060,709
Reinvestment of distributions	179,227	80,356	2,249,951	886,361
Shares redeemed	(919,032)	(694,235)	(11,124,163)	(6,755,235)
Net increase (decrease)	428,958	13,624	$5,900,744	$1,191,835
Class K6
Shares sold	20,630,494	18,821,134	$261,186,677	$199,128,585
Reinvestment of distributions	3,540,784	3,106,858	44,759,022	34,613,340
Shares redeemed	(53,433,644)	(7,078,985)	(693,523,790)	(76,328,330)
Net increase (decrease)	(29,262,366)	14,849,007	$(387,578,091)	$157,413,595
Class I
Shares sold	792,970	467,538	$9,960,414	$4,719,431
Reinvestment of distributions	107,334	38,374	1,345,059	428,586
Shares redeemed	(283,596)	(71,993)	(3,319,204)	(788,578)
Net increase (decrease)	616,708	433,919	$7,986,269	$4,359,439
Class Z
Shares sold	240,109	15,658	$3,080,342	$188,660
Reinvestment of distributions	17,851	604	224,583	6,722
Shares redeemed	(47,383)	(657)	(596,842)	(6,840)
Net increase (decrease)	210,577	15,605	$2,708,083	$188,542
Class Z6
Shares sold	6,104,951	274,215	$77,099,074	$3,194,080
Reinvestment of distributions	295,644	10,704	3,705,795	120,631
Shares redeemed	(522,107)	(75,241)	(6,513,360)	(855,454)
Net increase (decrease)	5,878,488	209,678	$74,291,509	$2,459,257
Premier Class(a)
Shares sold	52,241,478	–	$678,303,767	$–
Reinvestment of distributions	3,235,917	–	40,610,782	–
Shares redeemed	(2,081,387)	–	(26,313,857)	–
Net increase (decrease)	53,396,008	–	$692,600,692	$–
Fidelity Freedom Blend 2050 Fund
Class A
Shares sold	201,509	113,331	$2,507,177	$1,241,611
Reinvestment of distributions	22,848	6,047	285,597	68,023
Shares redeemed	(27,346)	(25,431)	(343,364)	(296,761)
Net increase (decrease)	197,011	93,947	$2,449,410	$1,012,873
Class M
Shares sold	36,989	29,385	$458,455	$324,443
Reinvestment of distributions	5,540	2,172	69,109	24,168
Shares redeemed	(15,559)	(11,442)	(192,005)	(137,157)
Net increase (decrease)	26,970	20,115	$335,559	$211,454
Class C
Shares sold	53,161	60,198	$654,039	$641,066
Reinvestment of distributions	7,960	3,135	98,454	34,540
Shares redeemed	(7,722)	(37,377)	(97,279)	(405,588)
Net increase (decrease)	53,399	25,956	$655,214	$270,018
Fidelity Freedom Blend 2050 Fund
Shares sold	3,433,619	1,412,929	$42,533,161	$15,547,970
Reinvestment of distributions	251,632	85,755	3,148,560	961,305
Shares redeemed	(676,126)	(410,757)	(8,471,868)	(4,549,086)
Net increase (decrease)	3,009,125	1,087,927	$37,209,853	$11,960,189
Class K
Shares sold	894,405	394,842	$11,268,353	$4,382,580
Reinvestment of distributions	106,142	44,356	1,330,121	486,658
Shares redeemed	(577,942)	(531,894)	(7,061,457)	(5,174,594)
Net increase (decrease)	422,605	(92,696)	$5,537,017	$(305,356)
Class K6
Shares sold	18,632,564	17,154,415	$235,722,331	$179,714,856
Reinvestment of distributions	3,125,106	2,470,851	39,393,616	27,519,027
Shares redeemed	(41,579,061)	(5,741,358)	(538,454,634)	(61,039,314)
Net increase (decrease)	(19,821,391)	13,883,908	$(263,338,687)	$146,194,569
Class I
Shares sold	842,519	250,536	$10,524,407	$2,644,872
Reinvestment of distributions	86,637	26,352	1,084,022	294,662
Shares redeemed	(185,597)	(76,080)	(2,260,384)	(834,701)
Net increase (decrease)	743,559	200,808	$9,348,045	$2,104,833
Class Z
Shares sold	190,964	–	$2,445,973	$–
Reinvestment of distributions	14,285	542	179,580	6,016
Shares redeemed	(33,358)	–	(429,829)	–
Net increase (decrease)	171,891	542	$2,195,724	$6,016
Class Z6
Shares sold	4,680,585	159,741	$58,837,220	$1,805,963
Reinvestment of distributions	220,942	15,508	2,767,644	173,331
Shares redeemed	(445,498)	(46,920)	(5,462,053)	(500,702)
Net increase (decrease)	4,456,029	128,329	$56,142,811	$1,478,592
Premier Class(a)
Shares sold	40,694,821	–	$526,813,301	$–
Reinvestment of distributions	2,494,311	–	31,228,798	–
Shares redeemed	(1,796,008)	–	(22,511,998)	–
Net increase (decrease)	41,393,124	–	$535,530,101	$–
Fidelity Freedom Blend 2055 Fund
Class A
Shares sold	144,481	71,346	$1,829,584	$763,966
Reinvestment of distributions	12,751	4,242	160,223	48,262
Shares redeemed	(50,797)	(17,605)	(657,488)	(208,935)
Net increase (decrease)	106,435	57,983	$1,332,319	$603,293
Class M
Shares sold	35,948	28,746	$450,317	$305,499
Reinvestment of distributions	4,988	2,037	62,566	23,005
Shares redeemed	(25,190)	(6,153)	(312,499)	(66,407)
Net increase (decrease)	15,746	24,630	$200,384	$262,097
Class C
Shares sold	28,757	19,514	$357,370	$214,067
Reinvestment of distributions	3,167	1,100	39,444	12,301
Shares redeemed	(9,454)	(7,188)	(117,930)	(84,097)
Net increase (decrease)	22,470	13,426	$278,884	$142,271
Fidelity Freedom Blend 2055 Fund
Shares sold	2,266,284	566,903	$28,284,688	$6,100,481
Reinvestment of distributions	135,969	42,059	1,712,890	475,150
Shares redeemed	(272,282)	(122,667)	(3,375,045)	(1,317,151)
Net increase (decrease)	2,129,971	486,295	$26,622,533	$5,258,480
Class K
Shares sold	525,518	290,643	$6,663,410	$3,192,388
Reinvestment of distributions	62,776	26,567	792,143	296,213
Shares redeemed	(399,741)	(314,831)	(4,916,323)	(3,126,380)
Net increase (decrease)	188,553	2,379	$2,539,230	$362,221
Class K6
Shares sold	13,051,819	11,345,541	$165,704,017	$118,727,537
Reinvestment of distributions	1,910,073	1,219,504	24,208,036	13,744,285
Shares redeemed	(19,855,419)	(3,546,758)	(258,092,863)	(38,257,443)
Net increase (decrease)	(4,893,527)	9,018,287	$(68,180,810)	$94,214,379
Class I
Shares sold	813,092	163,754	$10,192,295	$1,746,568
Reinvestment of distributions	60,748	13,854	765,068	156,276
Shares redeemed	(149,797)	(76,850)	(1,807,704)	(858,570)
Net increase (decrease)	724,043	100,758	$9,149,659	$1,044,274
Class Z
Shares sold	137,509	6,400	$1,772,954	$77,500
Reinvestment of distributions	10,438	510	132,003	5,718
Shares redeemed	(25,560)	–	(332,089)	–
Net increase (decrease)	122,387	6,910	$1,572,868	$83,218
Class Z6
Shares sold	2,892,398	182,076	$36,582,149	$2,109,248
Reinvestment of distributions	138,939	7,124	1,750,158	81,141
Shares redeemed	(226,091)	(23,921)	(2,820,895)	(267,644)
Net increase (decrease)	2,805,246	165,279	$35,511,412	$1,922,745
Premier Class(a)
Shares sold	19,132,125	–	$248,681,311	$–
Reinvestment of distributions	1,130,256	–	14,241,252	–
Shares redeemed	(846,969)	–	(10,715,711)	–
Net increase (decrease)	19,415,412	–	$252,206,852	$–
Fidelity Freedom Blend 2060 Fund
Class A
Shares sold	88,283	65,312	$1,128,354	$714,708
Reinvestment of distributions	10,491	3,398	133,173	38,825
Shares redeemed	(25,108)	(30,838)	(317,896)	(348,582)
Net increase (decrease)	73,666	37,872	$943,631	$404,951
Class M
Shares sold	26,275	15,597	$332,568	$169,875
Reinvestment of distributions	3,119	1,174	39,479	13,370
Shares redeemed	(12,939)	(4,222)	(163,661)	(45,371)
Net increase (decrease)	16,455	12,549	$208,386	$137,874
Class C
Shares sold	24,391	17,098	$306,351	$181,359
Reinvestment of distributions	3,385	1,321	42,557	14,892
Shares redeemed	(12,109)	(5,899)	(153,894)	(64,817)
Net increase (decrease)	15,667	12,520	$195,014	$131,434
Fidelity Freedom Blend 2060 Fund
Shares sold	918,701	257,189	$11,676,135	$2,815,658
Reinvestment of distributions	59,056	18,097	751,434	206,276
Shares redeemed	(326,673)	(62,792)	(4,202,451)	(677,248)
Net increase (decrease)	651,084	212,494	$8,225,118	$2,344,686
Class K
Shares sold	218,976	110,925	$2,810,533	$1,232,454
Reinvestment of distributions	23,028	7,137	293,216	81,145
Shares redeemed	(155,020)	(84,982)	(1,907,776)	(844,184)
Net increase (decrease)	86,984	33,080	$1,195,973	$469,415
Class K6
Shares sold	7,132,179	5,107,278	$91,309,402	$54,365,056
Reinvestment of distributions	756,450	335,311	9,662,007	3,843,006
Shares redeemed	(6,015,086)	(1,436,035)	(78,453,146)	(15,636,966)
Net increase (decrease)	1,873,543	4,006,554	$22,518,263	$42,571,096
Class I
Shares sold	309,657	99,838	$3,968,781	$1,077,146
Reinvestment of distributions	29,645	6,924	376,888	78,938
Shares redeemed	(71,291)	(53,196)	(897,804)	(577,268)
Net increase (decrease)	268,011	53,566	$3,447,865	$578,816
Class Z
Shares sold	38,361	53	$497,649	$636
Reinvestment of distributions	3,051	463	38,902	5,263
Shares redeemed	(6,753)	(53)	(85,414)	(642)
Net increase (decrease)	34,659	463	$451,137	$5,257
Class Z6
Shares sold	955,235	92,880	$12,152,248	$1,071,821
Reinvestment of distributions	45,270	3,524	576,640	40,627
Shares redeemed	(100,296)	(17,629)	(1,267,327)	(199,435)
Net increase (decrease)	900,209	78,775	$11,461,561	$913,013
Premier Class(a)
Shares sold	5,259,475	–	$68,793,958	$–
Reinvestment of distributions	290,358	–	3,696,273	–
Shares redeemed	(324,599)	–	(4,148,573)	–
Net increase (decrease)	5,225,234	–	$68,341,658	$–
Fidelity Freedom Blend 2065 Fund
Class A
Shares sold	49,104	22,167	$641,932	$255,173
Reinvestment of distributions	3,908	938	51,161	10,963
Shares redeemed	(18,707)	(4,534)	(239,590)	(50,817)
Net increase (decrease)	34,305	18,571	$453,503	$215,319
Class M
Shares sold	11,644	10,655	$151,607	$116,081
Reinvestment of distributions	1,927	815	25,230	9,480
Shares redeemed	(14,154)	(2,799)	(178,369)	(31,353)
Net increase (decrease)	(583)	8,671	$(1,532)	$94,208
Class C
Shares sold	21,988	14,552	$284,981	$161,619
Reinvestment of distributions	2,038	691	26,538	7,987
Shares redeemed	(9,653)	(6,847)	(126,013)	(77,908)
Net increase (decrease)	14,373	8,396	$185,506	$91,698
Fidelity Freedom Blend 2065 Fund
Shares sold	213,771	121,370	$2,798,767	$1,372,770
Reinvestment of distributions	15,401	3,296	202,187	38,785
Shares redeemed	(69,585)	(35,369)	(885,245)	(413,222)
Net increase (decrease)	159,587	89,297	$2,115,709	$998,333
Class K
Shares sold	32,221	13,080	$428,308	$154,165
Reinvestment of distributions	2,417	594	31,781	6,950
Shares redeemed	(22,971)	(7,259)	(296,747)	(87,502)
Net increase (decrease)	11,667	6,415	$163,342	$73,613
Class K6
Shares sold	1,796,449	731,468	$23,348,871	$8,304,080
Reinvestment of distributions	78,762	15,833	1,034,966	188,061
Shares redeemed	(747,411)	(176,977)	(9,905,015)	(2,044,398)
Net increase (decrease)	1,127,800	570,324	$14,478,822	$6,447,743
Class I
Shares sold	91,078	39,593	$1,197,943	$430,178
Reinvestment of distributions	5,050	743	66,357	8,712
Shares redeemed	(23,444)	(34,421)	(311,803)	(336,216)
Net increase (decrease)	72,684	5,915	$952,497	$102,674
Class Z
Shares sold	2,031	–	$26,924	$–
Reinvestment of distributions	888	409	11,690	4,765
Shares redeemed	(725)	–	(8,884)	–
Net increase (decrease)	2,194	409	$29,730	$4,765
Class Z6
Shares sold	95,815	8,857	$1,260,894	$107,657
Reinvestment of distributions	4,096	693	53,845	8,183
Shares redeemed	(37,290)	(8)	(496,192)	(87)
Net increase (decrease)	62,621	9,542	$818,547	$115,753
Premier Class(a)
Shares sold	575,740	–	$7,644,012	$–
Reinvestment of distributions	22,370	–	293,496	–
Shares redeemed	(119,751)	–	(1,548,370)	–
Net increase (decrease)	478,359	–	$6,389,138	$–
 (a) Share transactions for Premier Class are for the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Freedom Blend 2020 Fund	Fidelity Freedom Blend 2025 Fund	Fidelity Freedom Blend 2030 Fund	Fidelity Freedom Blend 2035 Fund	Fidelity Freedom Blend 2040 Fund	Fidelity Freedom Blend 2045 Fund	Fidelity Freedom Blend 2050 Fund
Fidelity Series Corporate Bond Fund	10%	17%	16%	–%	–%	–%	–%
Fidelity Series Government Bond Index Fund	10%	17%	16%	–%	–%	–%	–%
Fidelity Series International Index Fund	–%	–%	11%	13%	14%	12%	–%
Fidelity Series Investment Grade Securitized Fund	10%	17%	16%	–%	–%	–%	–%
Fidelity Series Large Cap Growth Index Fund	–%	–%	11%	14%	15%	13%	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Series Corporate Bond Fund	61%
Fidelity Series Government Bond Index Fund	61%
Fidelity Series International Index Fund	83%
Fidelity Series Investment Grade Securitized Fund	61%
Fidelity Series Large Cap Growth Index Fund	86%
Fidelity Series Large Cap Value Index Fund	21%

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Aberdeen Street Trust and Shareholders of Fidelity Freedom Blend Income Fund, Fidelity Freedom Blend 2005 Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund , Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund, Fidelity Freedom Blend 2060 Fund and Fidelity Freedom Blend 2065 Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Freedom Blend Income Fund, Fidelity Freedom Blend 2005 Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund, Fidelity Freedom Blend 2060 Fund and Fidelity Freedom Blend 2065 Fund (fourteen of the funds constituting Fidelity Aberdeen Street Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2022, the related statements of operations for the year ended March 31, 2022, the statements of changes in net assets for each of the two years in the period ended March 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2022, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

May 10, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 292 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President and Director of Fidelity Diversifying Solutions LLC (investment adviser firm, 2021-present), President and Director of FIAM LLC (investment adviser firm, 2020-present), and is an employee of Fidelity Investments (2018-present). Previously, Mr. Zlotnikov served as President and Chief Investment Officer of Global Asset Allocation (2018-2020). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2002-2018).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period-B October 1, 2021 to March 31, 2022
Fidelity Freedom Blend Income Fund
Class A	.71%
Actual		$1,000.00	$963.00	$3.47-C
Hypothetical-D		$1,000.00	$1,021.39	$3.58-C
Class M	.96%
Actual		$1,000.00	$962.30	$4.70-C
Hypothetical-D		$1,000.00	$1,020.14	$4.84-C
Class C	1.46%
Actual		$1,000.00	$959.60	$7.13
Hypothetical-D		$1,000.00	$1,017.65	$7.34
Fidelity Freedom Blend Income Fund	.46%
Actual		$1,000.00	$964.80	$2.25-C
Hypothetical-D		$1,000.00	$1,022.64	$2.32-C
Class K	.36%
Actual		$1,000.00	$965.30	$1.76-C
Hypothetical-D		$1,000.00	$1,023.14	$1.82-C
Class K6	.26%
Actual		$1,000.00	$966.00	$1.27-C
Hypothetical-D		$1,000.00	$1,023.64	$1.31-C
Class I	.46%
Actual		$1,000.00	$965.00	$2.25-C
Hypothetical-D		$1,000.00	$1,022.64	$2.32-C
Class Z	.36%
Actual		$1,000.00	$965.30	$1.76-C
Hypothetical-D		$1,000.00	$1,023.14	$1.82-C
Class Z6	.26%
Actual		$1,000.00	$966.00	$1.27-C
Hypothetical-D		$1,000.00	$1,023.64	$1.31-C
Premier Class	.24%
Actual		$1,000.00	$966.00	$1.18-C
Hypothetical-D		$1,000.00	$1,023.73	$1.21-C
Fidelity Freedom Blend 2005 Fund
Class A	.71%
Actual		$1,000.00	$964.00	$3.48-C
Hypothetical-D		$1,000.00	$1,021.39	$3.58-C
Class M	.96%
Actual		$1,000.00	$962.90	$4.70-C
Hypothetical-D		$1,000.00	$1,020.14	$4.84-C
Class C	1.46%
Actual		$1,000.00	$960.30	$7.14
Hypothetical-D		$1,000.00	$1,017.65	$7.34
Fidelity Freedom Blend 2005 Fund	.46%
Actual		$1,000.00	$965.30	$2.25-C
Hypothetical-D		$1,000.00	$1,022.64	$2.32-C
Class K	.36%
Actual		$1,000.00	$966.20	$1.76-C
Hypothetical-D		$1,000.00	$1,023.14	$1.82-C
Class K6	.26%
Actual		$1,000.00	$966.40	$1.27-C
Hypothetical-D		$1,000.00	$1,023.64	$1.31-C
Class I	.46%
Actual		$1,000.00	$965.60	$2.25-C
Hypothetical-D		$1,000.00	$1,022.64	$2.32-C
Class Z	.36%
Actual		$1,000.00	$966.40	$1.76-C
Hypothetical-D		$1,000.00	$1,023.14	$1.82-C
Class Z6	.26%
Actual		$1,000.00	$966.00	$1.27-C
Hypothetical-D		$1,000.00	$1,023.64	$1.31-C
Premier Class	.24%
Actual		$1,000.00	$966.30	$1.18-C
Hypothetical-D		$1,000.00	$1,023.73	$1.21-C
Fidelity Freedom Blend 2010 Fund
Class A	.72%
Actual		$1,000.00	$964.20	$3.53-C
Hypothetical-D		$1,000.00	$1,021.34	$3.63-C
Class M	.97%
Actual		$1,000.00	$963.40	$4.75-C
Hypothetical-D		$1,000.00	$1,020.09	$4.89-C
Class C	1.47%
Actual		$1,000.00	$961.30	$7.19
Hypothetical-D		$1,000.00	$1,017.60	$7.39
Fidelity Freedom Blend 2010 Fund	.47%
Actual		$1,000.00	$966.20	$2.30-C
Hypothetical-D		$1,000.00	$1,022.59	$2.37-C
Class K	.37%
Actual		$1,000.00	$966.70	$1.81-C
Hypothetical-D		$1,000.00	$1,023.09	$1.87-C
Class K6	.27%
Actual		$1,000.00	$966.60	$1.32-C
Hypothetical-D		$1,000.00	$1,023.59	$1.36-C
Class I	.47%
Actual		$1,000.00	$965.10	$2.30-C
Hypothetical-D		$1,000.00	$1,022.59	$2.37-C
Class Z	.37%
Actual		$1,000.00	$965.60	$1.81-C
Hypothetical-D		$1,000.00	$1,023.09	$1.87-C
Class Z6	.27%
Actual		$1,000.00	$966.20	$1.32-C
Hypothetical-D		$1,000.00	$1,023.59	$1.36-C
Premier Class	.25%
Actual		$1,000.00	$966.70	$1.23-C
Hypothetical-D		$1,000.00	$1,023.68	$1.26-C
Fidelity Freedom Blend 2015 Fund
Class A	.73%
Actual		$1,000.00	$964.70	$3.58-C
Hypothetical-D		$1,000.00	$1,021.29	$3.68-C
Class M	.98%
Actual		$1,000.00	$964.50	$4.80-C
Hypothetical-D		$1,000.00	$1,020.04	$4.94-C
Class C	1.48%
Actual		$1,000.00	$961.70	$7.24
Hypothetical-D		$1,000.00	$1,017.55	$7.44
Fidelity Freedom Blend 2015 Fund	.48%
Actual		$1,000.00	$965.80	$2.35-C
Hypothetical-D		$1,000.00	$1,022.54	$2.42-C
Class K	.38%
Actual		$1,000.00	$966.90	$1.86-C
Hypothetical-D		$1,000.00	$1,023.04	$1.92-C
Class K6	.28%
Actual		$1,000.00	$967.00	$1.37-C
Hypothetical-D		$1,000.00	$1,023.54	$1.41-C
Class I	.48%
Actual		$1,000.00	$966.10	$2.35-C
Hypothetical-D		$1,000.00	$1,022.54	$2.42-C
Class Z	.38%
Actual		$1,000.00	$966.70	$1.86-C
Hypothetical-D		$1,000.00	$1,023.04	$1.92-C
Class Z6	.28%
Actual		$1,000.00	$967.00	$1.37-C
Hypothetical-D		$1,000.00	$1,023.54	$1.41-C
Premier Class	.25%
Actual		$1,000.00	$967.60	$1.23-C
Hypothetical-D		$1,000.00	$1,023.68	$1.26-C
Fidelity Freedom Blend 2020 Fund
Class A	.74%
Actual		$1,000.00	$965.50	$3.63-C
Hypothetical-D		$1,000.00	$1,021.24	$3.73-C
Class M	.99%
Actual		$1,000.00	$965.00	$4.85
Hypothetical-D		$1,000.00	$1,020.00	$4.99
Class C	1.49%
Actual		$1,000.00	$961.70	$7.29
Hypothetical-D		$1,000.00	$1,017.50	$7.49
Fidelity Freedom Blend 2020 Fund	.49%
Actual		$1,000.00	$966.50	$2.40-C
Hypothetical-D		$1,000.00	$1,022.49	$2.47-C
Class K	.39%
Actual		$1,000.00	$967.70	$1.91-C
Hypothetical-D		$1,000.00	$1,022.99	$1.97-C
Class K6	.29%
Actual		$1,000.00	$967.80	$1.42-C
Hypothetical-D		$1,000.00	$1,023.49	$1.46-C
Class I	.49%
Actual		$1,000.00	$967.50	$2.40-C
Hypothetical-D		$1,000.00	$1,022.49	$2.47-C
Class Z	.39%
Actual		$1,000.00	$966.80	$1.91-C
Hypothetical-D		$1,000.00	$1,022.99	$1.97-C
Class Z6	.29%
Actual		$1,000.00	$968.00	$1.42-C
Hypothetical-D		$1,000.00	$1,023.49	$1.46-C
Premier Class	.26%
Actual		$1,000.00	$968.50	$1.28-C
Hypothetical-D		$1,000.00	$1,023.64	$1.31-C
Fidelity Freedom Blend 2025 Fund
Class A	.75%
Actual		$1,000.00	$966.60	$3.68-C
Hypothetical- D		$1,000.00	$1,021.19	$3.78-C
Class M	1.00%
Actual		$1,000.00	$965.60	$4.90
Hypothetical-D		$1,000.00	$1,019.95	$5.04
Class C	1.50%
Actual		$1,000.00	$963.10	$7.34
Hypothetical-D		$1,000.00	$1,017.45	$7.54
Fidelity Freedom Blend 2025 Fund	.50%
Actual		$1,000.00	$967.90	$2.45-C
Hypothetical-D		$1,000.00	$1,022.44	$2.52-C
Class K	.40%
Actual		$1,000.00	$968.10	$1.96-C
Hypothetical-D		$1,000.00	$1,022.94	$2.02-C
Class K6	.30%
Actual		$1,000.00	$968.50	$1.47-C
Hypothetical-D		$1,000.00	$1,023.44	$1.51-C
Class I	.50%
Actual		$1,000.00	$967.40	$2.45-C
Hypothetical-D		$1,000.00	$1,022.44	$2.52-C
Class Z	.40%
Actual		$1,000.00	$969.10	$1.96-C
Hypothetical-D		$1,000.00	$1,022.94	$2.02-C
Class Z6	.30%
Actual		$1,000.00	$969.10	$1.47-C
Hypothetical-D		$1,000.00	$1,023.44	$1.51-C
Premier Class	.26%
Actual		$1,000.00	$969.70	$1.28-C
Hypothetical-D		$1,000.00	$1,023.64	$1.31-C
Fidelity Freedom Blend 2030 Fund
Class A	.77%
Actual		$1,000.00	$968.00	$3.78-C
Hypothetical-D		$1,000.00	$1,021.09	$3.88-C
Class M	1.02%
Actual		$1,000.00	$966.90	$5.00-C
Hypothetical-D		$1,000.00	$1,019.85	$5.14-C
Class C	1.52%
Actual		$1,000.00	$964.20	$7.44
Hypothetical-D		$1,000.00	$1,017.35	$7.64
Fidelity Freedom Blend 2030 Fund	.52%
Actual		$1,000.00	$969.90	$2.55-C
Hypothetical-D		$1,000.00	$1,022.34	$2.62-C
Class K	.42%
Actual		$1,000.00	$970.40	$2.06-C
Hypothetical-D		$1,000.00	$1,022.84	$2.12-C
Class K6	.32%
Actual		$1,000.00	$970.60	$1.57-C
Hypothetical-D		$1,000.00	$1,023.34	$1.61-C
Class I	.52%
Actual		$1,000.00	$969.80	$2.55-C
Hypothetical-D		$1,000.00	$1,022.34	$2.62-C
Class Z	.42%
Actual		$1,000.00	$970.40	$2.06-C
Hypothetical-D		$1,000.00	$1,022.84	$2.12-C
Class Z6	.32%
Actual		$1,000.00	$970.00	$1.57-C
Hypothetical-D		$1,000.00	$1,023.34	$1.61-C
Premier Class	.27%
Actual		$1,000.00	$971.30	$1.33-C
Hypothetical-D		$1,000.00	$1,023.59	$1.36-C
Fidelity Freedom Blend 2035 Fund
Class A	.78%
Actual		$1,000.00	$973.20	$3.84-C
Hypothetical-D		$1,000.00	$1,021.04	$3.93-C
Class M	1.03%
Actual		$1,000.00	$972.90	$5.07-C
Hypothetical-D		$1,000.00	$1,019.80	$5.19-C
Class C	1.53%
Actual		$1,000.00	$969.70	$7.51
Hypothetical-D		$1,000.00	$1,017.30	$7.70
Fidelity Freedom Blend 2035 Fund	.53%
Actual		$1,000.00	$974.70	$2.61-C
Hypothetical-D		$1,000.00	$1,022.29	$2.67-C
Class K	.43%
Actual		$1,000.00	$975.30	$2.12-C
Hypothetical-D		$1,000.00	$1,022.79	$2.17-C
Class K6	.33%
Actual		$1,000.00	$975.80	$1.63-C
Hypothetical-D		$1,000.00	$1,023.29	$1.66-C
Class I	.53%
Actual		$1,000.00	$974.60	$2.61-C
Hypothetical-D		$1,000.00	$1,022.29	$2.67-C
Class Z	.43%
Actual		$1,000.00	$974.80	$2.12-C
Hypothetical-D		$1,000.00	$1,022.79	$2.17-C
Class Z6	.33%
Actual		$1,000.00	$975.50	$1.63-C
Hypothetical-D		$1,000.00	$1,023.29	$1.66-C
Premier Class	.28%
Actual		$1,000.00	$975.20	$1.38-C
Hypothetical-D		$1,000.00	$1,023.54	$1.41-C
Fidelity Freedom Blend 2040 Fund
Class A	.79%
Actual		$1,000.00	$978.40	$3.90-C
Hypothetical-D		$1,000.00	$1,020.99	$3.98-C
Class M	1.04%
Actual		$1,000.00	$977.60	$5.13
Hypothetical-D		$1,000.00	$1,019.75	$5.24
Class C	1.54%
Actual		$1,000.00	$974.50	$7.58
Hypothetical-D		$1,000.00	$1,017.25	$7.75
Fidelity Freedom Blend 2040 Fund	.54%
Actual		$1,000.00	$980.10	$2.67-C
Hypothetical-D		$1,000.00	$1,022.24	$2.72-C
Class K	.44%
Actual		$1,000.00	$980.40	$2.17-C
Hypothetical-D		$1,000.00	$1,022.74	$2.22-C
Class K6	.34%
Actual		$1,000.00	$980.90	$1.68-C
Hypothetical-D		$1,000.00	$1,023.24	$1.72-C
Class I	.54%
Actual		$1,000.00	$979.70	$2.67-C
Hypothetical-D		$1,000.00	$1,022.24	$2.72-C
Class Z	.44%
Actual		$1,000.00	$980.20	$2.17-C
Hypothetical-D		$1,000.00	$1,022.74	$2.22-C
Class Z6	.34%
Actual		$1,000.00	$980.90	$1.68-C
Hypothetical-D		$1,000.00	$1,023.24	$1.72-C
Premier Class	.29%
Actual		$1,000.00	$980.40	$1.43-C
Hypothetical-D		$1,000.00	$1,023.49	$1.46-C
Fidelity Freedom Blend 2045 Fund
Class A	.79%
Actual		$1,000.00	$978.20	$3.90-C
Hypothetical-D		$1,000.00	$1,020.99	$3.98-C
Class M	1.04%
Actual		$1,000.00	$977.30	$5.13
Hypothetical-D		$1,000.00	$1,019.75	$5.24
Class C	1.54%
Actual		$1,000.00	$974.70	$7.58
Hypothetical-D		$1,000.00	$1,017.25	$7.75
Fidelity Freedom Blend 2045 Fund	.54%
Actual		$1,000.00	$979.50	$2.67-C
Hypothetical-D		$1,000.00	$1,022.24	$2.72-C
Class K	.44%
Actual		$1,000.00	$980.20	$2.17-C
Hypothetical-D		$1,000.00	$1,022.74	$2.22-C
Class K6	.34%
Actual		$1,000.00	$980.80	$1.68-C
Hypothetical-D		$1,000.00	$1,023.24	$1.72-C
Class I	.54%
Actual		$1,000.00	$979.60	$2.67-C
Hypothetical-D		$1,000.00	$1,022.24	$2.72-C
Class Z	.44%
Actual		$1,000.00	$980.20	$2.17-C
Hypothetical-D		$1,000.00	$1,022.74	$2.22-C
Class Z6	.34%
Actual		$1,000.00	$981.40	$1.68-C
Hypothetical-D		$1,000.00	$1,023.24	$1.72-C
Premier Class	.29%
Actual		$1,000.00	$981.00	$1.43-C
Hypothetical-D		$1,000.00	$1,023.49	$1.46-C
Fidelity Freedom Blend 2050 Fund
Class A	.79%
Actual		$1,000.00	$978.50	$3.90-C
Hypothetical-D		$1,000.00	$1,020.99	$3.98-C
Class M	1.04%
Actual		$1,000.00	$977.20	$5.13
Hypothetical-D		$1,000.00	$1,019.75	$5.24
Class C	1.54%
Actual		$1,000.00	$975.30	$7.58
Hypothetical-D		$1,000.00	$1,017.25	$7.75
Fidelity Freedom Blend 2050 Fund	.54%
Actual		$1,000.00	$980.40	$2.67-C
Hypothetical-D		$1,000.00	$1,022.24	$2.72-C
Class K	.44%
Actual		$1,000.00	$980.80	$2.17-C
Hypothetical-D		$1,000.00	$1,022.74	$2.22-C
Class K6	.34%
Actual		$1,000.00	$980.70	$1.68-C
Hypothetical-D		$1,000.00	$1,023.24	$1.72-C
Class I	.54%
Actual		$1,000.00	$979.20	$2.66-C
Hypothetical-D		$1,000.00	$1,022.24	$2.72-C
Class Z	.44%
Actual		$1,000.00	$980.60	$2.17-C
Hypothetical-D		$1,000.00	$1,022.74	$2.22-C
Class Z6	.34%
Actual		$1,000.00	$980.30	$1.68-C
Hypothetical-D		$1,000.00	$1,023.24	$1.72-C
Premier Class	.29%
Actual		$1,000.00	$981.50	$1.43-C
Hypothetical-D		$1,000.00	$1,023.49	$1.46-C
Fidelity Freedom Blend 2055 Fund
Class A	.79%
Actual		$1,000.00	$978.70	$3.90-C
Hypothetical-D		$1,000.00	$1,020.99	$3.98-C
Class M	1.04%
Actual		$1,000.00	$977.40	$5.13
Hypothetical-D		$1,000.00	$1,019.75	$5.24
Class C	1.54%
Actual		$1,000.00	$975.50	$7.58
Hypothetical-D		$1,000.00	$1,017.25	$7.75
Fidelity Freedom Blend 2055 Fund	.54%
Actual		$1,000.00	$980.20	$2.67-C
Hypothetical-D		$1,000.00	$1,022.24	$2.72-C
Class K	.44%
Actual		$1,000.00	$980.80	$2.17-C
Hypothetical-D		$1,000.00	$1,022.74	$2.22-C
Class K6	.34%
Actual		$1,000.00	$981.40	$1.68-C
Hypothetical-D		$1,000.00	$1,023.24	$1.72-C
Class I	.54%
Actual		$1,000.00	$980.40	$2.67-C
Hypothetical-D		$1,000.00	$1,022.24	$2.72-C
Class Z	.44%
Actual		$1,000.00	$980.90	$2.17-C
Hypothetical-D		$1,000.00	$1,022.74	$2.22-C
Class Z6	.34%
Actual		$1,000.00	$980.60	$1.68-C
Hypothetical-D		$1,000.00	$1,023.24	$1.72-C
Premier Class	.29%
Actual		$1,000.00	$980.90	$1.43-C
Hypothetical-D		$1,000.00	$1,023.49	$1.46-C
Fidelity Freedom Blend 2060 Fund
Class A	.79%
Actual		$1,000.00	$978.60	$3.90-C
Hypothetical-D		$1,000.00	$1,020.99	$3.98-C
Class M	1.04%
Actual		$1,000.00	$978.10	$5.13
Hypothetical-D		$1,000.00	$1,019.75	$5.24
Class C	1.54%
Actual		$1,000.00	$975.40	$7.58
Hypothetical-D		$1,000.00	$1,017.25	$7.75
Fidelity Freedom Blend 2060 Fund	.54%
Actual		$1,000.00	$980.00	$2.67-C
Hypothetical-D		$1,000.00	$1,022.24	$2.72-C
Class K	.44%
Actual		$1,000.00	$980.50	$2.17-C
Hypothetical-D		$1,000.00	$1,022.74	$2.22-C
Class K6	.34%
Actual		$1,000.00	$980.70	$1.68-C
Hypothetical-D		$1,000.00	$1,023.24	$1.72-C
Class I	.54%
Actual		$1,000.00	$979.90	$2.67-C
Hypothetical-D		$1,000.00	$1,022.24	$2.72-C
Class Z	.44%
Actual		$1,000.00	$980.20	$2.17-C
Hypothetical-D		$1,000.00	$1,022.74	$2.22-C
Class Z6	.34%
Actual		$1,000.00	$980.90	$1.68-C
Hypothetical-D		$1,000.00	$1,023.24	$1.72-C
Premier Class	.29%
Actual		$1,000.00	$981.30	$1.43-C
Hypothetical-D		$1,000.00	$1,023.49	$1.46-C
Fidelity Freedom Blend 2065 Fund
Class A	.79%
Actual		$1,000.00	$979.50	$3.90-C
Hypothetical-D		$1,000.00	$1,020.99	$3.98-C
Class M	1.04%
Actual		$1,000.00	$977.60	$5.13
Hypothetical-D		$1,000.00	$1,019.75	$5.24
Class C	1.54%
Actual		$1,000.00	$975.20	$7.58
Hypothetical-D		$1,000.00	$1,017.25	$7.75
Fidelity Freedom Blend 2065 Fund	.54%
Actual		$1,000.00	$980.30	$2.67-C
Hypothetical-D		$1,000.00	$1,022.24	$2.72-C
Class K	.44%
Actual		$1,000.00	$980.80	$2.17-C
Hypothetical-D		$1,000.00	$1,022.74	$2.22-C
Class K6	.34%
Actual		$1,000.00	$980.50	$1.68-C
Hypothetical-D		$1,000.00	$1,023.24	$1.72-C
Class I	.54%
Actual		$1,000.00	$980.30	$2.67-C
Hypothetical-D		$1,000.00	$1,022.24	$2.72-C
Class Z	.44%
Actual		$1,000.00	$981.20	$2.17-C
Hypothetical-D		$1,000.00	$1,022.74	$2.22-C
Class Z6	.34%
Actual		$1,000.00	$981.50	$1.68-C
Hypothetical-D		$1,000.00	$1,023.24	$1.72-C
Premier Class	.29%
Actual		$1,000.00	$981.50	$1.43-C
Hypothetical-D		$1,000.00	$1,023.49	$1.46-C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C If fees and changes to the expense contract and/or expense cap, effective April 1, 2022, had been in effect during the current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would be shown in the table below:

 D 5% return per year before expenses

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity Freedom Blend Income Fund
Class A	.66%
Actual		$3.23
Hypothetical-(b)		$3.33
Class M	.91%
Actual		$4.45
Hypothetical-(b)		$4.58
Fidelity Freedom Blend Income Fund	.41%
Actual		$2.01
Hypothetical-(b)		$2.07
Class K	.31%
Actual		$1.52
Hypothetical-(b)		$1.56
Class K6	.21%
Actual		$1.03
Hypothetical-(b)		$1.06
Class I	.41%
Actual		$2.01
Hypothetical-(b)		$2.07
Class Z	.31%
Actual		$1.52
Hypothetical-(b)		$1.56
Class Z6	.21%
Actual		$1.03
Hypothetical-(b)		$1.06
Premier Class	.19%
Actual		$.93
Hypothetical-(b)		$.96
Fidelity Freedom Blend 2005 Fund
Class A	.66%
Actual		$3.23
Hypothetical-(b)		$3.33
Class M	.91%
Actual		$4.45
Hypothetical-(b)		$4.58
Fidelity Freedom Blend 2005 Fund	.41%
Actual		$2.01
Hypothetical-(b)		$2.07
Class K	.31%
Actual		$1.52
Hypothetical-(b)		$1.56
Class K6	.21%
Actual		$1.03
Hypothetical-(b)		$1.06
Class I	.41%
Actual		$2.01
Hypothetical-(b)		$2.07
Class Z	.31%
Actual		$1.52
Hypothetical-(b)		$1.56
Class Z6	.21%
Actual		$1.03
Hypothetical-(b)		$1.06
Premier Class	.19%
Actual		$.93
Hypothetical-(b)		$.96
Fidelity Freedom Blend 2010 Fund
Class A	.66%
Actual		$3.23
Hypothetical-(b)		$3.33
Class M	.91%
Actual		$4.46
Hypothetical-(b)		$4.58
Fidelity Freedom Blend 2010 Fund	.41%
Actual		$2.01
Hypothetical-(b)		$2.07
Class K	.31%
Actual		$1.52
Hypothetical-(b)		$1.56
Class K6	.21%
Actual		$1.03
Hypothetical-(b)		$1.06
Class I	.41%
Actual		$2.01
Hypothetical-(b)		$2.07
Class Z	.31%
Actual		$1.52
Hypothetical-(b)		$1.56
Class Z6	.21%
Actual		$1.03
Hypothetical-(b)		$1.06
Premier Class	.19%
Actual		$.93
Hypothetical-(b)		$.96
Fidelity Freedom Blend 2015 Fund
Class A	.68%
Actual		$3.33
Hypothetical-(b)		$3.43
Class M	.93%
Actual		$4.56
Hypothetical-(b)		$4.68
Fidelity Freedom Blend 2015 Fund	.43%
Actual		$2.11
Hypothetical-(b)		$2.17
Class K	.33%
Actual		$1.62
Hypothetical-(b)		$1.66
Class K6	.23%
Actual		$1.13
Hypothetical-(b)		$1.16
Class I	.43%
Actual		$2.11
Hypothetical-(b)		$2.17
Class Z	.33%
Actual		$1.62
Hypothetical-(b)		$1.66
Class Z6	.23%
Actual		$1.13
Hypothetical-(b)		$1.16
Premier Class	.20%
Actual		$.98
Hypothetical-(b)		$1.01
Fidelity Freedom Blend 2020 Fund
Class A	.69%
Actual		$3.38
Hypothetical-(b)		$3.48
Fidelity Freedom Blend 2020 Fund	.44%
Actual		$2.16
Hypothetical-(b)		$2.22
Class K	.34%
Actual		$1.67
Hypothetical-(b)		$1.72
Class K6	.24%
Actual		$1.18
Hypothetical-(b)		$1.21
Class I	.44%
Actual		$2.16
Hypothetical-(b)		$2.22
Class Z	.34%
Actual		$1.67
Hypothetical-(b)		$1.72
Class Z6	.24%
Actual		$1.18
Hypothetical-(b)		$1.21
Premier Class	.21%
Actual		$1.03
Hypothetical-(b)		$1.06
Fidelity Freedom Blend 2025 Fund
Class A	.70%
Actual		$3.43
Hypothetical-(b)		$3.53
Fidelity Freedom Blend 2025 Fund	.45%
Actual		$2.21
Hypothetical-(b)		$2.27
Class K	.35%
Actual		$1.72
Hypothetical-(b)		$1.77
Class K6	.25%
Actual		$1.23
Hypothetical-(b)		$1.26
Class I	.45%
Actual		$2.21
Hypothetical-(b)		$2.27
Class Z	.35%
Actual		$1.72
Hypothetical-(b)		$1.77
Class Z6	.25%
Actual		$1.23
Hypothetical-(b)		$1.26
Premier Class	.22%
Actual		$1.08
Hypothetical-(b)		$1.11
Fidelity Freedom Blend 2030 Fund
Class A	.71%
Actual		$3.48
Hypothetical-(b)		$3.58
Class M	.96%
Actual		$4.71
Hypothetical-(b)		$4.84
Fidelity Freedom Blend 2030 Fund	.46%
Actual		$2.26
Hypothetical-(b)		$2.32
Class K	.36%
Actual		$1.77
Hypothetical-(b)		$1.82
Class K6	.26%
Actual		$1.28
Hypothetical-(b)		$1.31
Class I	.46%
Actual		$2.26
Hypothetical-(b)		$2.32
Class Z	.36%
Actual		$1.77
Hypothetical-(b)		$1.82
Class Z6	.26%
Actual		$1.28
Hypothetical-(b)		$1.31
Premier Class	.23%
Actual		$1.13
Hypothetical-(b)		$1.16
Fidelity Freedom Blend 2035 Fund
Class A	.73%
Actual		$3.59
Hypothetical-(b)		$3.68
Class M	.98%
Actual		$4.82
Hypothetical-(b)		$4.94
Fidelity Freedom Blend 2035 Fund	.48%
Actual		$2.36
Hypothetical-(b)		$2.42
Class K	.38%
Actual		$1.87
Hypothetical-(b)		$1.92
Class K6	.28%
Actual		$1.38
Hypothetical-(b)		$1.41
Class I	.48%
Actual		$2.36
Hypothetical-(b)		$2.42
Class Z	.38%
Actual		$1.87
Hypothetical-(b)		$1.92
Class Z6	.28%
Actual		$1.38
Hypothetical-(b)		$1.41
Premier Class	.24%
Actual		$1.18
Hypothetical-(b)		$1.21
Fidelity Freedom Blend 2040 Fund
Class A	.74%
Actual		$3.65
Hypothetical-(b)		$3.73
Fidelity Freedom Blend 2040 Fund	.49%
Actual		$2.42
Hypothetical-(b)		$2.47
Class K	.39%
Actual		$1.93
Hypothetical-(b)		$1.97
Class K6	.29%
Actual		$1.43
Hypothetical-(b)		$1.46
Class I	.49%
Actual		$2.42
Hypothetical-(b)		$2.47
Class Z	.39%
Actual		$1.93
Hypothetical-(b)		$1.97
Class Z6	.29%
Actual		$1.43
Hypothetical-(b)		$1.46
Premier Class	.25%
Actual		$1.23
Hypothetical-(b)		$1.26
Fidelity Freedom Blend 2045 Fund
Class A	.74%
Actual		$3.65
Hypothetical-(b)		$3.73
Fidelity Freedom Blend 2045 Fund	.49%
Actual		$2.42
Hypothetical-(b)		$2.47
Class K	.39%
Actual		$1.93
Hypothetical-(b)		$1.97
Class K6	.29%
Actual		$1.43
Hypothetical-(b)		$1.46
Class I	.49%
Actual		$2.42
Hypothetical-(b)		$2.47
Class Z	.39%
Actual		$1.93
Hypothetical-(b)		$1.97
Class Z6	.29%
Actual		$1.43
Hypothetical-(b)		$1.46
Premier Class	.25%
Actual		$1.23
Hypothetical-(b)		$1.26
Fidelity Freedom Blend 2050 Fund
Class A	.74%
Actual		$3.65
Hypothetical-(b)		$3.73
Fidelity Freedom Blend 2050 Fund	.49%
Actual		$2.42
Hypothetical-(b)		$2.47
Class K	.39%
Actual		$1.93
Hypothetical-(b)		$1.97
Class K6	.29%
Actual		$1.43
Hypothetical-(b)		$1.46
Class I	.49%
Actual		$2.42
Hypothetical-(b)		$2.47
Class Z	.39%
Actual		$1.93
Hypothetical-(b)		$1.97
Class Z6	.29%
Actual		$1.43
Hypothetical-(b)		$1.46
Premier Class	.25%
Actual		$1.24
Hypothetical-(b)		$1.26
Fidelity Freedom Blend 2055 Fund
Class A	.74%
Actual		$3.65
Hypothetical-(b)		$3.73
Fidelity Freedom Blend 2055 Fund	.49%
Actual		$2.42
Hypothetical-(b)		$2.47
Class K	.39%
Actual		$1.93
Hypothetical-(b)		$1.97
Class K6	.29%
Actual		$1.43
Hypothetical-(b)		$1.46
Class I	.49%
Actual		$2.42
Hypothetical-(b)		$2.47
Class Z	.39%
Actual		$1.93
Hypothetical-(b)		$1.97
Class Z6	.29%
Actual		$1.43
Hypothetical-(b)		$1.46
Premier Class	.25%
Actual		$1.23
Hypothetical-(b)		$1.26
Fidelity Freedom Blend 2060 Fund
Class A	.74%
Actual		$3.65
Hypothetical-(b)		$3.73
Fidelity Freedom Blend 2060 Fund	.49%
Actual		$2.42
Hypothetical-(b)		$2.47
Class K	.39%
Actual		$1.93
Hypothetical-(b)		$1.97
Class K6	.29%
Actual		$1.43
Hypothetical-(b)		$1.46
Class I	.49%
Actual		$2.42
Hypothetical-(b)		$2.47
Class Z	.39%
Actual		$1.93
Hypothetical-(b)		$1.97
Class Z6	.29%
Actual		$1.43
Hypothetical-(b)		$1.46
Premier Class	.25%
Actual		$1.24
Hypothetical-(b)		$1.26
Fidelity Freedom Blend 2065 Fund
Class A	.74%
Actual		$3.65
Hypothetical-(b)		$3.73
Fidelity Freedom Blend 2065 Fund	.49%
Actual		$2.42
Hypothetical-(b)		$2.47
Class K	.39%
Actual		$1.93
Hypothetical-(b)		$1.97
Class K6	.29%
Actual		$1.43
Hypothetical-(b)		$1.46
Class I	.49%
Actual		$2.42
Hypothetical-(b)		$2.47
Class Z	.39%
Actual		$1.93
Hypothetical-(b)		$1.97
Class Z6	.29%
Actual		$1.43
Hypothetical-(b)		$1.46
Premier Class	.25%
Actual		$1.24
Hypothetical-(b)		$1.26

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2022, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom Blend Income Fund	$1,394,671
Fidelity Freedom Blend 2005 Fund	$586,147
Fidelity Freedom Blend 2010 Fund	$2,575,432
Fidelity Freedom Blend 2015 Fund	$8,456,561
Fidelity Freedom Blend 2020 Fund	$30,657,980
Fidelity Freedom Blend 2025 Fund	$52,279,174
Fidelity Freedom Blend 2030 Fund	$60,412,625
Fidelity Freedom Blend 2035 Fund	$71,199,563
Fidelity Freedom Blend 2040 Fund	$72,157,454
Fidelity Freedom Blend 2045 Fund	$63,092,052
Fidelity Freedom Blend 2050 Fund	$52,513,156
Fidelity Freedom Blend 2055 Fund	$29,486,818
Fidelity Freedom Blend 2060 Fund	$10,834,950
Fidelity Freedom Blend 2065 Fund	$1,355,725

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax

Fidelity Freedom Blend Income Fund	23.51%
Fidelity Freedom Blend 2005 Fund	21.09%
Fidelity Freedom Blend 2010 Fund	16.33%
Fidelity Freedom Blend 2015 Fund	12.45%
Fidelity Freedom Blend 2020 Fund	9.74%
Fidelity Freedom Blend 2025 Fund	8.12%
Fidelity Freedom Blend 2030 Fund	6.71%
Fidelity Freedom Blend 2035 Fund	3.08%
Fidelity Freedom Blend 2040 Fund	2.30%
Fidelity Freedom Blend 2045 Fund	2.29%
Fidelity Freedom Blend 2050 Fund	2.29%
Fidelity Freedom Blend 2055 Fund	2.28%
Fidelity Freedom Blend 2060 Fund	2.26%
Fidelity Freedom Blend 2065 Fund	2.22%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Class A	Class M	Class C	Fidelity Freedom Blend Class	Class K	Class K6	Class I	Premier Class	Class Z	Class Z6
Fidelity Freedom Blend Income Fund
April, 2021	0%	–	–	0%	0%	0%	0%	0%	0%	0%
May, 2021	2%	2%	2%	1%	1%	1%	1%	1%	1%	1%
June, 2021	9%	–	–	9%	4%	3%	3%	3%	4%	2%
July, 2021	–	–	–	5%	4%	3%	5%	3%	4%	3%
August, 2021	14%	–	–	5%	3%	5%	5%	2%	3%	3%
September, 2021	7%	–	–	4%	3%	3%	4%	2%	3%	2%
October, 2021	3%	3%	3%	3%	3%	3%	3%	3%	3%	3%
November, 2021	–	–	–	6%	4%	3%	6%	3%	4%	2%
December, 2021	3%	3%	3%	3%	3%	3%	3%	3%	3%	3%
February, 2022	–	–	–	12%	6%	4%	12%	4%	12%	4%
March, 2022	–	–	–	12%	6%	4%	12%	4%	6%	4%
Fidelity Freedom Blend 2005 Fund
May, 2021	2%	3%	–	1%	1%	1%	2%	1%	1%	1%
December, 2021	4%	4%	5%	4%	4%	4%	4%	3%	4%	3%
Fidelity Freedom Blend 2010 Fund
May, 2021	10%	–	–	4%	4%	3%	4%	3%	3%	3%
December, 2021	6%	7%	7%	6%	5%	5%	5%	5%	5%	5%
Fidelity Freedom Blend 2015 Fund
May, 2021	–	82%	–	14%	10%	7%	16%	7%	10%	7%
December, 2021	7%	8%	9%	7%	7%	7%	7%	6%	7%	7%
Fidelity Freedom Blend 2020 Fund
May, 2021	22%	–	–	8%	7%	6%	11%	6%	4%	6%
December, 2021	9%	9%	10%	8%	8%	8%	8%	8%	8%	8%
Fidelity Freedom Blend 2025 Fund
May, 2021	15%	100%	–	7%	7%	6%	8%	6%	4%	6%
December, 2021	10%	10%	12%	9%	9%	9%	9%	9%	9%	9%
Fidelity Freedom Blend 2030 Fund
May, 2021	16%	100%	–	9%	8%	7%	10%	7%	5%	7%
December, 2021	11%	11%	13%	10%	10%	10%	10%	9%	10%	10%
Fidelity Freedom Blend 2035 Fund
May, 2021	100%	–	–	21%	17%	12%	21%	12%	8%	11%
December, 2021	12%	13%	15%	12%	12%	12%	12%	11%	12%	12%
Fidelity Freedom Blend 2040 Fund
May, 2021	100%	–	–	27%	21%	15%	24%	15%	9%	15%
December, 2021	14%	15%	16%	13%	13%	13%	13%	12%	13%	13%
Fidelity Freedom Blend 2045 Fund
May, 2021	–	–	–	39%	28%	18%	39%	18%	10%	18%
December, 2021	14%	15%	16%	13%	13%	13%	13%	12%	13%	13%
Fidelity Freedom Blend 2050 Fund
May, 2021	100%	–	–	33%	24%	16%	24%	16%	11%	16%
December, 2021	14%	15%	16%	13%	13%	13%	13%	13%	13%	13%
Fidelity Freedom Blend 2055 Fund
May, 2021	–	–	–	38%	27%	17%	24%	17%	13%	16%
December, 2021	14%	15%	16%	13%	13%	13%	13%	13%	13%	13%
Fidelity Freedom Blend 2060 Fund
May, 2021	–	–	–	93%	37%	23%	31%	23%	19%	21%
December, 2021	14%	15%	16%	13%	13%	13%	13%	13%	13%	13%
Fidelity Freedom Blend 2065 Fund
May, 2021	–	–	–	–	100%	27%	43%	27%	100%	35%
December, 2021	14%	15%	17%	14%	13%	13%	14%	13%	14%	13%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Fidelity Freedom Blend Class	Class K	Class K6	Class I	Premier Class	Class Z	Class Z6
Fidelity Freedom Blend Income Fund
April, 2021	0%	–	–	0%	0%	0%	0%	0%	0%	0%
May, 2021	7%	7%	7%	4%	4%	3%	4%	3%	3%	3%
June, 2021	33%	–	–	33%	17%	11%	11%	11%	17%	7%
July, 2021	–	–	–	20%	14%	10%	20%	10%	14%	10%
August, 2021	52%	–	–	18%	13%	18%	18%	7%	13%	11%
September, 2021	28%	–	–	14%	12%	12%	14%	10%	12%	10%
October, 2021	11%	12%	12%	11%	11%	11%	11%	11%	11%	11%
November, 2021	–	–	–	22%	15%	11%	22%	11%	15%	9%
December, 2021	12%	12%	13%	11%	11%	11%	11%	11%	11%	11%
February, 2022	–	–	–	0%	0%	0%	0%	0%	0%	0%
March, 2022	–	–	–	0%	0%	0%	0%	0%	0%	0%
Fidelity Freedom Blend 2005 Fund
May, 2021	2%	3%	–	2%	2%	2%	3%	2%	2%	2%
December, 2021	14%	14%	18%	13%	12%	12%	12%	12%	12%	12%
Fidelity Freedom Blend 2010 Fund
May, 2021	12%	–	–	5%	5%	4%	5%	4%	4%	4%
December, 2021	17%	19%	20%	16%	16%	16%	16%	15%	16%	15%
Fidelity Freedom Blend 2015 Fund
May, 2021	–	85%	–	15%	11%	8%	17%	8%	11%	8%
December, 2021	19%	21%	23%	18%	18%	18%	18%	17%	18%	17%
Fidelity Freedom Blend 2020 Fund
May, 2021	24%	–	–	9%	8%	7%	12%	7%	5%	7%
December, 2021	21%	23%	25%	20%	20%	21%	20%	19%	20%	19%
Fidelity Freedom Blend 2025 Fund
May, 2021	18%	100%	–	9%	8%	7%	10%	7%	5%	7%
December, 2021	24%	24%	28%	22%	22%	22%	22%	21%	22%	21%
Fidelity Freedom Blend 2030 Fund
May, 2021	18%	100%	–	11%	10%	8%	12%	8%	6%	8%
December, 2021	25%	26%	30%	23%	23%	24%	24%	22%	24%	23%
Fidelity Freedom Blend 2035 Fund
May, 2021	100%	–	–	24%	19%	14%	24%	14%	10%	13%
December, 2021	28%	30%	33%	27%	27%	28%	27%	26%	27%	26%
Fidelity Freedom Blend 2040 Fund
May, 2021	100%	–	–	29%	23%	16%	25%	16%	10%	16%
December, 2021	30%	32%	35%	29%	29%	30%	29%	28%	29%	28%
Fidelity Freedom Blend 2045 Fund
May, 2021	–	–	–	40%	29%	19%	40%	19%	10%	19%
December, 2021	30%	33%	35%	29%	29%	30%	29%	28%	29%	28%
Fidelity Freedom Blend 2050 Fund
May, 2021	100%	–	–	34%	26%	17%	26%	17%	12%	17%
December, 2021	31%	33%	35%	29%	29%	30%	30%	28%	29%	28%
Fidelity Freedom Blend 2055 Fund
May, 2021	–	–	–	32%	23%	15%	20%	15%	11%	14%
December, 2021	31%	33%	35%	29%	29%	30%	30%	28%	29%	28%
Fidelity Freedom Blend 2060 Fund
May, 2021	–	–	–	92%	37%	23%	31%	23%	19%	21%
December, 2021	31%	33%	36%	30%	29%	29%	30%	28%	29%	29%
Fidelity Freedom Blend 2065 Fund
May, 2021	–	–	–	–	100%	28%	44%	28%	100%	37%
December, 2021	32%	35%	38%	31%	30%	30%	31%	29%	31%	30%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

	Class A	Class M	Class C	Fidelity Freedom Blend Class	Class K	Class K6	Class I	Premier Class	Class Z	Class Z6
Fidelity Freedom Blend Income Fund
April, 2021	0%	–	–	0%	0%	0%	0%	0%	0%	0%
May, 2021	1%	1%	1%	1%	1%	1%	1%	1%	1%	1%
June, 2021	1%	–	–	1%	1%	1%	1%	1%	1%	1%
July, 2021	–	–	–	1%	1%	1%	1%	1%	1%	1%
August, 2021	2%	–	–	1%	1%	1%	1%	1%	1%	1%
September, 2021	1%	–	–	1%	1%	1%	1%	1%	1%	1%
October, 2021	1%	1%	1%	1%	1%	1%	1%	1%	1%	1%
November, 2021	–	–	–	1%	1%	1%	1%	1%	1%	1%
December, 2021	1%	1%	1%	1%	1%	1%	1%	1%	1%	1%
February, 2022	–	–	–	4%	2%	2%	4%	2%	4%	2%
March, 2022	–	–	–	4%	2%	2%	4%	2%	2%	2%
Fidelity Freedom Blend 2005 Fund
May, 2021	0%	0%	–	0%	0%	0%	0%	0%	0%	0%
December, 2021	1%	1%	1%	1%	1%	1%	1%	1%	1%	1%
Fidelity Freedom Blend 2010 Fund
May, 2021	1%	–	–	1%	1%	1%	1%	1%	1%	1%
December, 2021	1%	1%	1%	1%	1%	1%	1%	1%	1%	1%
Fidelity Freedom Blend 2015 Fund
May, 2021	–	1%	–	1%	1%	1%	1%	1%	1%	1%
December, 2021	1%	1%	1%	1%	1%	1%	1%	1%	1%	1%
Fidelity Freedom Blend 2020 Fund
May, 2021	1%	–	–	1%	1%	1%	1%	1%	1%	1%
December, 2021	1%	1%	1%	1%	1%	1%	1%	1%	1%	1%
Fidelity Freedom Blend 2025 Fund
May, 2021	1%	–	–	1%	1%	1%	1%	1%	1%	1%
December, 2021	1%	1%	1%	1%	1%	1%	1%	1%	1%	1%
Fidelity Freedom Blend 2030 Fund
May, 2021	1%	–	–	1%	1%	1%	1%	1%	1%	1%
December, 2021	1%	1%	1%	1%	1%	1%	1%	1%	1%	1%
Fidelity Freedom Blend 2035 Fund
May, 2021	0%	–	–	1%	1%	1%	1%	1%	1%	1%
December, 2021	1%	1%	1%	1%	1%	1%	1%	1%	1%	1%
Fidelity Freedom Blend 2040 Fund
May, 2021	–	–	–	1%	1%	1%	1%	1%	1%	1%
December, 2021	1%	1%	1%	1%	1%	1%	1%	1%	1%	1%
Fidelity Freedom Blend 2045 Fund
May, 2021	–	–	–	1%	1%	1%	1%	1%	1%	1%
December, 2021	1%	1%	1%	1%	1%	1%	1%	1%	1%	1%
Fidelity Freedom Blend 2050 Fund
May, 2021	–	–	–	1%	1%	1%	1%	1%	1%	1%
December, 2021	1%	1%	1%	1%	1%	1%	1%	1%	1%	1%
Fidelity Freedom Blend 2055 Fund
May, 2021	–	–	–	1%	1%	1%	1%	1%	1%	1%
December, 2021	1%	1%	1%	1%	1%	1%	1%	1%	1%	1%
Fidelity Freedom Blend 2060 Fund
May, 2021	–	–	–	1%	1%	1%	1%	1%	1%	1%
December, 2021	1%	1%	1%	1%	1%	1%	1%	1%	1%	1%
Fidelity Freedom Blend 2065 Fund
May, 2021	–	–	–	–	–	1%	1%	1%	–	1%
December, 2021	1%	1%	1%	1%	1%	1%	1%	1%	1%	1%

The funds will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Blend Funds

At its March 2022 meeting the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract (the Amended Contract) for the funds to decrease the management fees paid to Fidelity Management & Research Company LLC (FMR), the funds' investment adviser, by 5 basis points, effective April 1, 2022. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR to the funds, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the funds in connection with the annual renewal of the funds' current management contracts. At its September 2021 meeting, the Board concluded that the nature, extent and quality of the services provided to the funds under the existing management contract should continue to benefit each fund's shareholders. In connection with its approval of the Amended Contract at its March 2022 meeting, the Board noted that such approval would not change the funds' portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the funds under the Amended Contract will continue to benefit the funds' shareholders.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that it received and reviewed information regarding the funds' management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes at the current management fee and expense levels in connection with the annual renewal of the management contract. Based on its review, the Board concluded at its September 2021 meeting that each fund's current management fee and total expenses are fair and reasonable in light of the services that each fund receives and the other factors considered. In its review of the proposed management fee rate under the Amended Contract, the Board considered that the proposed fee rate is lower for each class of each fund by 5 basis points than the current management fee rate. The Board also considered that FMR will retain its obligation to pay fund-level operating expenses, with certain limited exceptions, under the management contract. In addition, the Board considered the effects of amended contractual arrangements for each fund that continue to oblige FMR to pay all "class-level" expenses of each class of each fund to the extent necessary to limit total expenses, with certain exceptions, to certain levels, which have been further reduced by FMR between 4 and 6 basis points for each class. Based on its review, the Board concluded that the management fee and the total expense ratio of each class of each fund continue to be fair and reasonable in light of the services that each fund receives and the other factors considered.

Costs of the Services and Profitability.  The Board considered that it previously reviewed information regarding the revenues earned, the expenses incurred by FMR in providing services to each fund and the level of FMR's profitability. At its September 2021 meeting, the Board concluded that it was satisfied that the profitability of FMR in connection with the operation of the fund was not excessive. Because the Board was approving an arrangement under which the management fees were being reduced, the Board did not consider FMR's costs of services, revenues, or profitability to be significant factors in its decision to approve the Amended Contract.

Economies of Scale.  The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its September 2021 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. In connection with the approval of the fund's Amended Contract, the Board did not consider economies of scale because the proposed fee arrangement lowers the funds' management fee and FMR will continue to contractually limit expenses. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Amended Contract should be ratified and approved.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

FBF-ANN-0522
1.9890344.103

Fidelity Freedom® Index Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065

Annual Report

March 31, 2022

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Fidelity Freedom® Index Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 (plan accounts and Institutional Premium Class) or 1-800-544-8544 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). A fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity Freedom® Index Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Past 5 years	Past 10 years
Investor Class	(0.50)%	4.18%	3.55%
Institutional Premium Class	(0.44)%	4.24%	3.58%
Premier Class	(0.40)%	4.24%	3.58%

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

 The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index Income Fund - Investor Class on March 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$14,177	Fidelity Freedom® Index Income Fund - Investor Class
$12,480	Bloomberg U.S. Aggregate Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Fidelity Freedom® Index 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Past 5 years	Past 10 years
Investor Class	(0.20)%	4.86%	4.49%
Institutional Premium Class	(0.25)%	4.90%	4.52%
Premier Class	(0.15)%	4.92%	4.53%

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

 The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2005 Fund - Investor Class on March 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,514	Fidelity Freedom® Index 2005 Fund - Investor Class
$12,480	Bloomberg U.S. Aggregate Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Fidelity Freedom® Index 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Past 5 years	Past 10 years
Investor Class	0.33%	5.79%	5.45%
Institutional Premium Class	0.35%	5.83%	5.49%
Premier Class	0.37%	5.85%	5.49%

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

 The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2010 Fund - Investor Class on March 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$16,993	Fidelity Freedom® Index 2010 Fund - Investor Class
$12,480	Bloomberg U.S. Aggregate Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Fidelity Freedom® Index 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Past 5 years	Past 10 years
Investor Class	0.86%	6.71%	6.15%
Institutional Premium Class	0.96%	6.77%	6.18%
Premier Class	0.92%	6.78%	6.18%

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

 The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2015 Fund - Investor Class on March 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$18,159	Fidelity Freedom® Index 2015 Fund - Investor Class
$12,480	Bloomberg U.S. Aggregate Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Fidelity Freedom® Index 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Past 5 years	Past 10 years
Investor Class	1.46%	7.52%	6.77%
Institutional Premium Class	1.44%	7.56%	6.80%
Premier Class	1.46%	7.57%	6.80%

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

 The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2020 Fund - Investor Class on March 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index and S&P 500 Index performed over the same period.

Period Ending Values
$19,245	Fidelity Freedom® Index 2020 Fund - Investor Class
$12,480	Bloomberg U.S. Aggregate Bond Index
$39,197	S&P 500 Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Effective October 1, 2021, the fund’s benchmark changed from the S&P 500 Index to the Bloomberg U.S. Aggregate Bond Index.

Fidelity Freedom® Index 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Past 5 years	Past 10 years
Investor Class	1.91%	8.15%	7.52%
Institutional Premium Class	1.96%	8.21%	7.56%
Premier Class	1.98%	8.21%	7.56%

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

 The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2025 Fund - Investor Class on March 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$20,641	Fidelity Freedom® Index 2025 Fund - Investor Class
$39,197	S&P 500® Index

Fidelity Freedom® Index 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Past 5 years	Past 10 years
Investor Class	2.47%	9.11%	8.32%
Institutional Premium Class	2.57%	9.17%	8.36%
Premier Class	2.54%	9.17%	8.36%

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

 The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2030 Fund - Investor Class on March 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$22,234	Fidelity Freedom® Index 2030 Fund - Investor Class
$39,197	S&P 500® Index

Fidelity Freedom® Index 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Past 5 years	Past 10 years
Investor Class	3.76%	10.38%	9.30%
Institutional Premium Class	3.82%	10.43%	9.35%
Premier Class	3.80%	10.44%	9.35%

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

 The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2035 Fund - Investor Class on March 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$24,344	Fidelity Freedom® Index 2035 Fund - Investor Class
$39,197	S&P 500® Index

Fidelity Freedom® Index 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Past 5 years	Past 10 years
Investor Class	4.90%	11.10%	9.70%
Institutional Premium Class	4.92%	11.15%	9.74%
Premier Class	4.94%	11.16%	9.74%

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

 The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2040 Fund - Investor Class on March 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$25,244	Fidelity Freedom® Index 2040 Fund - Investor Class
$39,197	S&P 500® Index

Fidelity Freedom® Index 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Past 5 years	Past 10 years
Investor Class	4.88%	11.10%	9.75%
Institutional Premium Class	4.95%	11.16%	9.79%
Premier Class	4.93%	11.16%	9.79%

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

 The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2045 Fund - Investor Class on March 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$25,347	Fidelity Freedom® Index 2045 Fund - Investor Class
$39,197	S&P 500® Index

Fidelity Freedom® Index 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Past 5 years	Past 10 years
Investor Class	4.89%	11.11%	9.76%
Institutional Premium Class	4.93%	11.16%	9.79%
Premier Class	4.95%	11.17%	9.80%

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

 The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2050 Fund - Investor Class on March 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$25,379	Fidelity Freedom® Index 2050 Fund - Investor Class
$39,197	S&P 500® Index

Fidelity Freedom® Index 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Past 5 years	Past 10 years
Investor Class	4.88%	11.10%	9.84%
Institutional Premium Class	4.92%	11.15%	9.88%
Premier Class	4.99%	11.16%	9.89%

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

 The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2055 Fund - Investor Class on March 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$25,568	Fidelity Freedom® Index 2055 Fund - Investor Class
$39,197	S&P 500® Index

Fidelity Freedom® Index 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Past 5 years	Life of PortfolioA
Investor Class	4.87%	11.11%	9.32%
Institutional Premium Class	4.96%	11.15%	9.37%
Premier Class	4.91%	11.16%	9.38%

 A From August 5, 2014

 The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

 The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2060 Fund - Investor Class on August 5, 2014, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$19,789	Fidelity Freedom® Index 2060 Fund - Investor Class
$27,342	S&P 500® Index

Fidelity Freedom® Index 2065 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Life of PortfolioA
Investor Class	4.87%	12.41%
Institutional Premium Class	4.95%	12.45%
Premier Class	4.96%	12.47%

 A From June 28, 2019

 The initial offering of Premier Class took place on June 24, 2020. Returns prior to June 24, 2020 are those of Institutional Premium Class.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2065 Fund - Investor Class on June 28, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$13,794	Fidelity Freedom® Index 2065 Fund - Investor Class
$16,126	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending March 31, 2022, global financial markets were influenced by the reopening of businesses, an improved outlook for global economic growth, and fiscal and monetary stimulus. Strong corporate earnings growth amid ongoing midcycle economic expansion in several countries provided support for risk assets. However, as the calendar turned, investors grappled with soaring inflation, increasing bond yields, supply constraint and disruption, and Russia’s invasion of Ukraine, which led to surging commodity prices.

International equities returned -1.33% the past 12 months, according to the MSCI ACWI (All Country World Index) ex USA Index. By region, emerging markets (-11%) lagged most, followed by Japan (-6%). Conversely, Canada (+21%) topped the broader index by a wide margin. The U.K. (+15%), Asia Pacific ex Japan (+3%) and Europe ex U.K. (+1%) also outperformed. By sector, consumer discretionary (-21%) and communication services (-16%) fared worst. In contrast, energy (+24%) notably outperformed due to rising prices for oil and natural gas. Materials and financials each gained about 10%.

U.S. stocks gained 11.67% for the 12 months, as measured by the Dow Jones U.S. Total Stock Market Index. Among sectors, energy (+64%) led the way. Real estate (+20%), utilities (+19%) and information technology (+16%) also showed strength. In contrast, communication services (-3%) notably lagged. Small-cap stocks widely trailed larger-caps, while value outpaced growth, except among large-caps. Commodities rose 49.25%, per the Bloomberg Commodity Index Total Return.

U.S. taxable investment-grade bonds returned -4.15%, according to the Bloomberg U.S. Aggregate Bond Index, amid rising market interest rates and inflation. In December, the U.S. Federal Reserve said it was time to retire the term “transitory” in describing U.S. inflation and raised prospects for three quarter-point rate hikes in 2022. Corporate bonds (-4.16%) trailed U.S. Treasuries (-3.67%). Commercial mortgage-backed securities (-4.46%) and agencies (-3.94%) also lost ground. Outside the index, Treasury Inflation-Protected Securities (+4.29%) and leveraged loans (+3.38%) gained, but other non-core groups declined, such as emerging-markets debt (-6.18%) and U.S. corporate high-yield bonds (-0.30%).

Comments from Co-Portfolio Managers Andrew Dierdorf, Brett Sumsion and Finola McGuire Foley:  For the fiscal year, the Investor Class shares of each Fidelity Freedom® Index Fund posted a return ranging from -0.50% for Fidelity Freedom® Index Income Fund to 4.90% for Fidelity Freedom® Index 2040 Fund. Each Fund performed roughly in line with its Composite index the past 12 months. U.S. equities and non-U.S. equities were the best-performing asset classes this period, one that was marked by improved economic growth, coordinated monetary and fiscal response from the U.S. government, widespread COVID-19 vaccination, soaring inflation and Russia's late-February invasion of Ukraine. The Funds’ investment in Fidelity® Series Total Market Index Fund, which invests in large- and small-cap stocks, as well as growth and value stocks, gained 11.68% the past 12 months, about in line with the benchmark Dow Jones U.S. Total Stock Market Index. Fidelity® Series Global ex U.S. Index Fund, which invests in non-U.S. stocks, returned -2.29%, trailing the -1.33% result of the MSCI ACWI (All Country World Index) ex USA Index. Looking at other asset classes, most fixed-income and short-term securities notably lagged equities this period. The Bloomberg U.S. Aggregate Bond Index, a benchmark for investment-grade bonds, returned -4.15%, compared to -4.16% for our stake in Fidelity® Series Bond Index Fund. Long-term U.S. Treasury bonds returned -1.42%, according to the Bloomberg U.S. Long-Term Treasury Bond Index. Comparatively, our position in Fidelity® Series Long-Term Treasury Bond Index Fund returned -1.19%. U.S. intermediate-term inflation-protected securities and short-term securities returned 3.78% and -0.01%, respectively, as measured by the Bloomberg 1-10 TIPS Index and the Bloomberg 3-6 Month Treasury Bond Index. The Funds' investments in these two asset classes roughly kept pace with the benchmarks.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Freedom® Index Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Bond Index Fund	43.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.0
Fidelity Series Treasury Bill Index Fund	12.6
Fidelity Series Total Market Index Fund	11.3
Fidelity Series Global ex U.S. Index Fund	7.6
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series Inflation-Protected Bond Index Fund	2.0
Fidelity Cash Central Fund 0.31%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	11.3%
International Equity Funds	7.6%
Bond Funds	50.5%
Inflation-Protected Bond Funds	18.0%
Short-Term Funds	12.6%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index Income Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

Domestic Equity Funds - 11.3%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $108,020,816)	9,838,706	148,564,464

International Equity Funds - 7.6%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $87,793,059)	7,039,996	99,615,937

Bond Funds - 50.5%
Fidelity Series Bond Index Fund (a)	58,632,925	572,843,672
Fidelity Series International Developed Markets Bond Index Fund (a)	5,575,014	52,014,885
Fidelity Series Long-Term Treasury Bond Index Fund (a)	5,104,785	38,898,464
TOTAL BOND FUNDS
(Cost $708,982,196)		663,757,021

Inflation-Protected Bond Funds - 18.0%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	20,900,564	209,632,662
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,635,135	26,746,625
TOTAL INFLATION-PROTECTED BOND FUNDS
(Cost $235,795,690)		236,379,287

Short-Term Funds - 12.6%
Fidelity Cash Central Fund 0.31% (b)	18,033	18,037
Fidelity Series Treasury Bill Index Fund (a)	16,552,724	165,361,708
TOTAL SHORT-TERM FUNDS
(Cost $165,520,445)		165,379,745
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,306,112,206)		1,313,696,454
NET OTHER ASSETS (LIABILITIES) - 0.0%		(78,587)
NET ASSETS - 100%		$1,313,617,867

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$18,037	$--	$--	$13	$--	$--	$18,037	0.0%
Total	$18,037	$--	$--	$13	$--	$--	$18,037

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$216,658,048	$6,444,024	$755,456	$(3,582)	$(465,308)	$209,632,662
Fidelity Series Bond Index Fund	453,434,102	238,829,766	83,039,458	8,515,209	(1,068,859)	(35,311,879)	572,843,672
Fidelity Series Global ex U.S. Index Fund	75,882,498	47,793,542	18,771,927	2,668,154	43,267	(5,331,443)	99,615,937
Fidelity Series Inflation-Protected Bond Index Fund	99,891,013	42,301,188	113,332,016	6,671,341	1,165,800	(3,279,360)	26,746,625
Fidelity Series International Developed Markets Bond Index Fund	--	55,941,160	1,596,494	17,632	(26,243)	(2,303,538)	52,014,885
Fidelity Series Long-Term Treasury Bond Index Fund	29,412,044	18,199,712	6,482,405	836,405	(403,884)	(1,827,003)	38,898,464
Fidelity Series Total Market Index Fund	113,630,905	69,816,566	46,124,177	2,367,339	998,660	10,242,510	148,564,464
Fidelity Series Treasury Bill Index Fund	224,908,055	101,485,948	160,830,249	198,507	(114,666)	(87,380)	165,361,708
Total	$997,158,617	$791,025,930	$436,620,750	$22,030,043	$590,493	$(38,363,401)	$1,313,678,417

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$148,564,464	$148,564,464	$--	$--
International Equity Funds	99,615,937	99,615,937	--	--
Bond Funds	900,136,308	900,136,308	--	--
Short-Term Funds	165,379,745	165,379,745	--	--
Total Investments in Securities:	$1,313,696,454	$1,313,696,454	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index Income Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $18,037)	$18,037
Other affiliated issuers (cost $1,306,094,169)	1,313,678,417
Total Investment in Securities (cost $1,306,112,206)		$1,313,696,454
Cash		9,244
Receivable for investments sold		39,376,798
Receivable for fund shares sold		973,848
Distributions receivable from Fidelity Central Funds		3
Total assets		1,354,056,347
Liabilities
Payable for investments purchased	$39,210,757
Payable for fund shares redeemed	1,143,554
Accrued management fee	84,169
Total liabilities		40,438,480
Net Assets		$1,313,617,867
Net Assets consist of:
Paid in capital		$1,307,604,205
Total accumulated earnings (loss)		6,013,662
Net Assets		$1,313,617,867
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($219,578,930 ÷ 18,079,559 shares)		$12.15
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($733,168,415 ÷ 60,462,180 shares)		$12.13
Premier Class:
Net Asset Value, offering price and redemption price per share ($360,870,522 ÷ 29,777,898 shares)		$12.12

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$19,957,163
Income from Fidelity Central Funds		13
Total income		19,957,176
Expenses
Management fee	$992,159
Independent trustees' fees and expenses	3,383
Total expenses before reductions	995,542
Expense reductions	(7)
Total expenses after reductions		995,535
Net investment income (loss)		18,961,641
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	590,493
Capital gain distributions from underlying funds:
Affiliated issuers	2,072,880
Total net realized gain (loss)		2,663,373
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(38,363,401)
Total change in net unrealized appreciation (depreciation)		(38,363,401)
Net gain (loss)		(35,700,028)
Net increase (decrease) in net assets resulting from operations		$(16,738,387)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,961,641	$9,369,233
Net realized gain (loss)	2,663,373	9,292,316
Change in net unrealized appreciation (depreciation)	(38,363,401)	42,768,794
Net increase (decrease) in net assets resulting from operations	(16,738,387)	61,430,343
Distributions to shareholders	(25,494,060)	(17,384,777)
Share transactions - net increase (decrease)	358,741,485	394,244,729
Total increase (decrease) in net assets	316,509,038	438,290,295
Net Assets
Beginning of period	997,108,829	558,818,534
End of period	$1,313,617,867	$997,108,829

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index Income Fund Investor Class

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$12.46	$11.60	$11.98	$11.86	$11.63
Income from Investment Operations
Net investment income (loss)A,B	.20	.14	.24	.25	.20
Net realized and unrealized gain (loss)	(.25)	.98	.23	.22	.27
Total from investment operations	(.05)	1.12	.47	.47	.47
Distributions from net investment income	(.18)	(.15)	(.24)	(.25)	(.19)
Distributions from net realized gain	(.08)	(.12)	(.62)	(.10)	(.04)
Total distributions	(.26)	(.26)C	(.85)C	(.35)	(.24)C
Net asset value, end of period	$12.15	$12.46	$11.60	$11.98	$11.86
Total ReturnD	(.50)%	9.72%	3.83%	4.09%	4.02%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.12%	.12%	.12%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	1.59%	1.13%	1.96%	2.15%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$219,579	$469,552	$282,522	$167,641	$126,634
Portfolio turnover rateG	38%	33%	67%	51%	17%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index Income Fund Institutional Premium Class

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$12.44	$11.59	$11.96	$11.84	$11.61
Income from Investment Operations
Net investment income (loss)A,B	.21	.14	.24	.26	.21
Net realized and unrealized gain (loss)	(.25)	.98	.25	.22	.26
Total from investment operations	(.04)	1.12	.49	.48	.47
Distributions from net investment income	(.19)	(.15)	(.24)	(.26)	(.20)
Distributions from net realized gain	(.08)	(.12)	(.62)	(.10)	(.04)
Total distributions	(.27)	(.27)	(.86)	(.36)	(.24)
Net asset value, end of period	$12.13	$12.44	$11.59	$11.96	$11.84
Total ReturnC	(.44)%	9.68%	3.98%	4.16%	4.07%
Ratios to Average Net AssetsB,D,E
Expenses before reductions	.08%	.08%	.08%	.10%	.10%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.06%	.07%
Expenses net of all reductions	.08%	.08%	.08%	.06%	.07%
Net investment income (loss)	1.63%	1.17%	2.00%	2.21%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$733,168	$410,094	$276,297	$185,706	$163,733
Portfolio turnover rateF	38%	33%	67%	51%	17%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index Income Fund Premier Class

Years ended March 31,	2022	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$12.43	$12.07
Income from Investment Operations
Net investment income (loss)B,C	.21	.18
Net realized and unrealized gain (loss)	(.25)	.38
Total from investment operations	(.04)	.56
Distributions from net investment income	(.19)	(.11)
Distributions from net realized gain	(.08)	(.09)
Total distributions	(.27)	(.20)
Net asset value, end of period	$12.12	$12.43
Total ReturnD,E	(.40)%	4.59%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.06%	.06%H
Expenses net of fee waivers, if any	.06%	.06%H
Expenses net of all reductions	.06%	.06%H
Net investment income (loss)	1.65%	1.93%H
Supplemental Data
Net assets, end of period (000 omitted)	$360,871	$117,463
Portfolio turnover rateI	38%	33%

 A For the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Bond Index Fund	42.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	14.6
Fidelity Series Total Market Index Fund	12.8
Fidelity Series Treasury Bill Index Fund	11.8
Fidelity Series Global ex U.S. Index Fund	8.6
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series Inflation-Protected Bond Index Fund	2.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.6
Fidelity Cash Central Fund 0.31%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	12.8%
International Equity Funds	8.6%
Bond Funds	49.6%
Inflation-Protected Bond Funds	17.2%
Short-Term Funds	11.8%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2005 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

Domestic Equity Funds - 12.8%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $20,988,354)	2,173,409	32,818,469

International Equity Funds - 8.6%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $17,208,153)	1,553,596	21,983,382

Bond Funds - 49.6%
Fidelity Series Bond Index Fund (a)	11,149,106	108,926,772
Fidelity Series International Developed Markets Bond Index Fund (a)	1,088,125	10,152,210
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,017,343	7,752,153
TOTAL BOND FUNDS
(Cost $133,829,586)		126,831,135

Inflation-Protected Bond Funds - 17.2%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	3,730,353	37,415,441
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	153,826	1,476,725
Fidelity Series Inflation-Protected Bond Index Fund (a)	490,728	4,980,894
TOTAL INFLATION-PROTECTED BOND FUNDS
(Cost $43,774,225)		43,873,060

Short-Term Funds - 11.8%
Fidelity Cash Central Fund 0.31% (b)	9,878	9,880
Fidelity Series Treasury Bill Index Fund (a)	3,023,049	30,200,260
TOTAL SHORT-TERM FUNDS
(Cost $30,234,417)		30,210,140
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $246,034,735)		255,716,186
NET OTHER ASSETS (LIABILITIES) - 0.0%		(17,474)
NET ASSETS - 100%		$255,698,712

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$9,880	$--	$--	$7	$--	$--	$9,880	0.0%
Total	$9,880	$--	$--	$7	$--	$--	$9,880

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$39,936,580	$2,425,708	$ 134,039	$(3,535)	$(71,932)	$37,415,441
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	1,656,074	124,978	8,100	(911)	(53,460)	1,476,725
Fidelity Series Bond Index Fund	111,881,319	31,053,177	27,518,589	1,847,866	(289,827)	(6,199,308)	108,926,772
Fidelity Series Global ex U.S. Index Fund	23,776,047	7,130,667	7,911,816	616,361	364,935	(1,376,451)	21,983,382
Fidelity Series Inflation-Protected Bond Index Fund	23,458,328	5,715,040	24,014,354	1,239,491	883,290	(1,061,410)	4,980,894
Fidelity Series International Developed Markets Bond Index Fund	--	11,268,274	670,988	3,524	(8,243)	(436,833)	10,152,210
Fidelity Series Long-Term Treasury Bond Index Fund	7,549,602	2,518,237	2,052,369	192,100	(91,440)	(171,877)	7,752,153
Fidelity Series Total Market Index Fund	35,605,345	9,699,897	16,197,183	580,022	2,381,010	1,329,400	32,818,469
Fidelity Series Treasury Bill Index Fund	51,962,647	13,119,711	34,845,849	39,353	(22,109)	(14,140)	30,200,260
Total	$254,233,288	$122,097,657	$ 115,761,834	$ 4,660,856	$ 3,213,170	$(8,056,011)	$255,706,306

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$32,818,469	$32,818,469	$--	$--
International Equity Funds	21,983,382	21,983,382	--	--
Bond Funds	170,704,195	170,704,195	--	--
Short-Term Funds	30,210,140	30,210,140	--	--
Total Investments in Securities:	$255,716,186	$255,716,186	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $9,880)	$9,880
Other affiliated issuers (cost $246,024,855)	255,706,306
Total Investment in Securities (cost $246,034,735)		$255,716,186
Cash		522
Receivable for investments sold		7,833,662
Receivable for fund shares sold		194,598
Distributions receivable from Fidelity Central Funds		2
Total assets		263,744,970
Liabilities
Payable for investments purchased	$7,756,487
Payable for fund shares redeemed	272,497
Accrued management fee	17,274
Total liabilities		8,046,258
Net Assets		$255,698,712
Net Assets consist of:
Paid in capital		$244,650,668
Total accumulated earnings (loss)		11,048,044
Net Assets		$255,698,712
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($54,327,794 ÷ 4,060,660 shares)		$13.38
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($179,853,571 ÷ 13,447,195 shares)		$13.37
Premier Class:
Net Asset Value, offering price and redemption price per share ($21,517,347 ÷ 1,609,353 shares)		$13.37

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$4,230,665
Income from Fidelity Central Funds		7
Total income		4,230,672
Expenses
Management fee	$234,230
Independent trustees' fees and expenses	791
Total expenses		235,021
Net investment income (loss)		3,995,651
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	3,213,170
Capital gain distributions from underlying funds:
Affiliated issuers	430,191
Total net realized gain (loss)		3,643,361
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(8,056,011)
Total change in net unrealized appreciation (depreciation)		(8,056,011)
Net gain (loss)		(4,412,650)
Net increase (decrease) in net assets resulting from operations		$(416,999)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,995,651	$2,728,922
Net realized gain (loss)	3,643,361	3,654,797
Change in net unrealized appreciation (depreciation)	(8,056,011)	17,566,345
Net increase (decrease) in net assets resulting from operations	(416,999)	23,950,064
Distributions to shareholders	(7,824,187)	(5,459,492)
Share transactions - net increase (decrease)	9,716,577	58,980,322
Total increase (decrease) in net assets	1,475,391	77,470,894
Net Assets
Beginning of period	254,223,321	176,752,427
End of period	$255,698,712	$254,223,321

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2005 Fund Investor Class

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$13.80	$12.58	$13.50	$13.36	$12.94
Income from Investment Operations
Net investment income (loss)A,B	.21	.16	.27	.29	.23
Net realized and unrealized gain (loss)	(.22)	1.39	.17	.26	.47
Total from investment operations	(.01)	1.55	.44	.55	.70
Distributions from net investment income	(.20)	(.17)	(.26)	(.26)	(.21)
Distributions from net realized gain	(.21)	(.16)	(1.10)	(.14)	(.07)
Total distributions	(.41)	(.33)	(1.36)	(.41)C	(.28)
Net asset value, end of period	$13.38	$13.80	$12.58	$13.50	$13.36
Total ReturnD	(.20)%	12.35%	2.91%	4.25%	5.41%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.12%	.12%	.12%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	1.49%	1.21%	1.96%	2.16%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$54,328	$140,539	$93,765	$66,875	$60,299
Portfolio turnover rateG	44%	33%	83%	52%	26%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2005 Fund Institutional Premium Class

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$13.81	$12.58	$13.50	$13.36	$12.94
Income from Investment Operations
Net investment income (loss)A,B	.21	.17	.27	.30	.24
Net realized and unrealized gain (loss)	(.23)	1.39	.17	.25	.46
Total from investment operations	(.02)	1.56	.44	.55	.70
Distributions from net investment income	(.21)	(.18)	(.27)	(.27)	(.22)
Distributions from net realized gain	(.21)	(.16)	(1.10)	(.14)	(.07)
Total distributions	(.42)	(.33)C	(1.36)C	(.41)	(.28)C
Net asset value, end of period	$13.37	$13.81	$12.58	$13.50	$13.36
Total ReturnD	(.25)%	12.46%	2.95%	4.31%	5.45%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.08%	.08%	.08%	.10%	.10%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.06%	.07%
Expenses net of all reductions	.08%	.08%	.08%	.06%	.07%
Net investment income (loss)	1.53%	1.25%	2.00%	2.22%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$179,854	$105,990	$82,988	$63,956	$52,913
Portfolio turnover rateG	44%	33%	83%	52%	26%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2005 Fund Premier Class

Years ended March 31,	2022	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$13.80	$13.24
Income from Investment Operations
Net investment income (loss)B,C	.22	.03
Net realized and unrealized gain (loss)	(.23)	.79
Total from investment operations	(.01)	.82
Distributions from net investment income	(.22)	(.14)
Distributions from net realized gain	(.21)	(.12)
Total distributions	(.42)D	(.26)
Net asset value, end of period	$13.37	$13.80
Total ReturnE,F	(.15)%	6.16%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.06%	.06%I
Expenses net of fee waivers, if any	.06%	.06%I
Expenses net of all reductions	.06%	.06%I
Net investment income (loss)	1.55%	.32%I
Supplemental Data
Net assets, end of period (000 omitted)	$21,517	$7,695
Portfolio turnover rateJ	44%	33%

 A For the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Bond Index Fund	39.1
Fidelity Series Total Market Index Fund	18.2
Fidelity Series Global ex U.S. Index Fund	12.2
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.1
Fidelity Series Treasury Bill Index Fund	8.8
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.7
Fidelity Series Inflation-Protected Bond Index Fund	1.7
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	18.2%
International Equity Funds	12.2%
Bond Funds	46.3%
Inflation-Protected Bond Funds	14.5%
Short-Term Funds	8.8%

Fidelity Freedom® Index 2010 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

Domestic Equity Funds - 18.2%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $98,175,151)	10,073,176	152,104,957

International Equity Funds - 12.2%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $76,338,384)	7,201,926	101,907,247

Bond Funds - 46.3%
Fidelity Series Bond Index Fund (a)	33,480,827	327,107,682
Fidelity Series International Developed Markets Bond Index Fund (a)	3,564,765	33,259,262
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,542,802	26,996,149
TOTAL BOND FUNDS
(Cost $405,680,703)		387,363,093

Inflation-Protected Bond Funds - 14.5%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	8,466,545	84,919,448
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	2,331,902	22,386,259
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,361,450	13,818,714
TOTAL INFLATION-PROTECTED BOND FUNDS
(Cost $121,397,662)		121,124,421

Short-Term Funds - 8.8%
Fidelity Series Treasury Bill Index Fund (a)
(Cost $74,099,624)	7,411,655	74,042,431
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $775,691,524)		836,542,149
NET OTHER ASSETS (LIABILITIES) - 0.0%		(53,136)
NET ASSETS - 100%		$836,489,013

Legend

 (a) Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$5,947	$--	$5,947	$3	$--	$--	$--	0.0%
Total	$5,947	$--	$5,947	$3	$--	$--	$--

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$89,649,947	$4,529,949	$310,583	$3,098	$(157,409)	$84,919,448
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	24,486,319	1,299,811	111,019	(9,998)	(790,251)	22,386,259
Fidelity Series Bond Index Fund	354,630,504	72,658,953	80,124,335	5,801,274	(1,685,160)	(18,372,280)	327,107,682
Fidelity Series Global ex U.S. Index Fund	113,532,428	26,234,403	32,946,112	2,931,436	1,371,259	(6,284,731)	101,907,247
Fidelity Series Inflation-Protected Bond Index Fund	67,332,050	13,627,310	66,671,686	3,531,478	2,890,155	(3,359,115)	13,818,714
Fidelity Series International Developed Markets Bond Index Fund	--	36,583,680	1,835,092	11,760	(24,514)	(1,464,812)	33,259,262
Fidelity Series Long-Term Treasury Bond Index Fund	26,011,511	7,640,876	5,651,496	664,367	(407,347)	(597,395)	26,996,149
Fidelity Series Total Market Index Fund	169,980,797	36,314,540	71,726,226	2,764,973	12,324,662	5,211,184	152,104,957
Fidelity Series Treasury Bill Index Fund	142,587,634	27,899,038	96,351,360	104,005	(52,645)	(40,236)	74,042,431
	$874,074,924	$335,095,066	$361,136,067	$16,230,895	$14,409,510	$(25,855,045)	$836,542,149

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$152,104,957	$152,104,957	$--	$--
International Equity Funds	101,907,247	101,907,247	--	--
Bond Funds	508,487,514	508,487,514	--	--
Short-Term Funds	74,042,431	74,042,431	--	--
Total Investments in Securities:	$836,542,149	$836,542,149	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $775,691,524)	$836,542,149
Total Investment in Securities (cost $775,691,524)		$836,542,149
Cash		6,385
Receivable for investments sold		24,566,516
Receivable for fund shares sold		524,032
Total assets		861,639,082
Liabilities
Payable for investments purchased	$24,007,964
Payable for fund shares redeemed	1,085,045
Accrued management fee	57,060
Total liabilities		25,150,069
Net Assets		$836,489,013
Net Assets consist of:
Paid in capital		$770,383,386
Total accumulated earnings (loss)		66,105,627
Net Assets		$836,489,013
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($222,428,521 ÷ 16,341,936 shares)		$13.61
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($567,760,145 ÷ 41,725,967 shares)		$13.61
Premier Class:
Net Asset Value, offering price and redemption price per share ($46,300,347 ÷ 3,403,110 shares)		$13.61

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$14,693,637
Income from Fidelity Central Funds		3
Total income		14,693,640
Expenses
Management fee	$810,965
Independent trustees' fees and expenses	2,720
Total expenses		813,685
Net investment income (loss)		13,879,955
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	14,409,510
Capital gain distributions from underlying funds:
Affiliated issuers	1,537,258
Total net realized gain (loss)		15,946,768
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(25,855,045)
Total change in net unrealized appreciation (depreciation)		(25,855,045)
Net gain (loss)		(9,908,277)
Net increase (decrease) in net assets resulting from operations		$3,971,678

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,879,955	$10,442,098
Net realized gain (loss)	15,946,768	15,695,439
Change in net unrealized appreciation (depreciation)	(25,855,045)	94,250,099
Net increase (decrease) in net assets resulting from operations	3,971,678	120,387,636
Distributions to shareholders	(32,658,343)	(21,511,773)
Share transactions - net increase (decrease)	(8,837,322)	98,235,509
Total increase (decrease) in net assets	(37,523,987)	197,111,372
Net Assets
Beginning of period	874,013,000	676,901,628
End of period	$836,489,013	$874,013,000

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2010 Fund Investor Class

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$14.06	$12.33	$14.17	$14.25	$13.72
Income from Investment Operations
Net investment income (loss)A,B	.22	.18	.27	.30	.25
Net realized and unrealized gain (loss)	(.15)	1.91	.04	.29	.65
Total from investment operations	.07	2.09	.31	.59	.90
Distributions from net investment income	(.21)	(.19)	(.27)	(.30)	(.24)
Distributions from net realized gain	(.30)	(.17)	(1.88)	(.37)	(.14)
Total distributions	(.52)C	(.36)	(2.15)	(.67)	(.37)C
Net asset value, end of period	$13.61	$14.06	$12.33	$14.17	$14.25
Total ReturnD	.33%	17.04%	1.34%	4.43%	6.62%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.12%	.12%	.12%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	1.52%	1.28%	1.93%	2.13%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$222,429	$477,015	$353,955	$254,371	$239,660
Portfolio turnover rateG	38%	27%	83%	45%	22%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2010 Fund Institutional Premium Class

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$14.07	$12.33	$14.17	$14.25	$13.73
Income from Investment Operations
Net investment income (loss)A,B	.22	.18	.28	.31	.26
Net realized and unrealized gain (loss)	(.15)	1.93	.04	.29	.64
Total from investment operations	.07	2.11	.32	.60	.90
Distributions from net investment income	(.23)	(.19)	(.28)	(.31)	(.24)
Distributions from net realized gain	(.30)	(.17)	(1.88)	(.37)	(.14)
Total distributions	(.53)	(.37)C	(2.16)	(.68)	(.38)
Net asset value, end of period	$13.61	$14.07	$12.33	$14.17	$14.25
Total ReturnD	.35%	17.17%	1.37%	4.49%	6.59%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.08%	.08%	.08%	.10%	.10%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.06%	.07%
Expenses net of all reductions	.08%	.08%	.08%	.06%	.07%
Net investment income (loss)	1.56%	1.33%	1.98%	2.19%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$567,760	$389,414	$322,946	$309,781	$319,248
Portfolio turnover rateG	38%	27%	83%	45%	22%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2010 Fund Premier Class

Years ended March 31,	2022	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$14.07	$13.15
Income from Investment Operations
Net investment income (loss)B,C	.22	.07
Net realized and unrealized gain (loss)	(.15)	1.12
Total from investment operations	.07	1.19
Distributions from net investment income	(.23)	(.16)
Distributions from net realized gain	(.30)	(.11)
Total distributions	(.53)	(.27)
Net asset value, end of period	$13.61	$14.07
Total ReturnD,E	.37%	9.06%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.06%	.06%H
Expenses net of fee waivers, if any	.06%	.06%H
Expenses net of all reductions	.06%	.06%H
Net investment income (loss)	1.58%	.64%H
Supplemental Data
Net assets, end of period (000 omitted)	$46,300	$7,583
Portfolio turnover rateI	38%	27%

 A For the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Bond Index Fund	35.6
Fidelity Series Total Market Index Fund	23.7
Fidelity Series Global ex U.S. Index Fund	15.8
Fidelity Series Treasury Bill Index Fund	5.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
Fidelity Series Inflation-Protected Bond Index Fund	1.4
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	23.7%
International Equity Funds	15.8%
Bond Funds	43.0%
Inflation-Protected Bond Funds	11.8%
Short-Term Funds	5.7%

Fidelity Freedom® Index 2015 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

Domestic Equity Funds - 23.7%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $393,602,837)	38,598,014	582,830,013

International Equity Funds - 15.8%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $320,039,056)	27,580,236	390,260,335

Bond Funds - 43.0%
Fidelity Series Bond Index Fund (a)	89,632,856	875,713,006
Fidelity Series International Developed Markets Bond Index Fund (a)	10,507,084	98,031,093
Fidelity Series Long-Term Treasury Bond Index Fund (a)	11,028,309	84,035,717
TOTAL BOND FUNDS
(Cost $1,117,006,390)		1,057,779,816

Inflation-Protected Bond Funds - 11.8%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	13,894,216	139,358,988
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	12,234,272	117,449,015
Fidelity Series Inflation-Protected Bond Index Fund (a)	3,361,521	34,119,434
TOTAL INFLATION-PROTECTED BOND FUNDS
(Cost $294,000,955)		290,927,437

Short-Term Funds - 5.7%
Fidelity Series Treasury Bill Index Fund (a)
(Cost $141,094,062)	14,111,852	140,977,398
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,265,743,300)		2,462,774,999
NET OTHER ASSETS (LIABILITIES) - 0.0%		(160,481)
NET ASSETS - 100%		$2,462,614,518

Legend

 (a) Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$513	$--	$513	$--	$--	$--	$--	0.0%
Total	$513	$--	$513	$--	$--	$--	$--

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$144,278,364	$4,563,220	$485,080	$(525)	$(283,382)	$139,358,988
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	125,819,530	4,099,149	560,172	(40,861)	(4,230,505)	117,449,015
Fidelity Series Bond Index Fund	791,824,646	289,507,703	150,767,546	14,109,759	(2,902,868)	(51,948,929)	875,713,006
Fidelity Series Global ex U.S. Index Fund	357,851,007	127,469,998	75,126,200	10,965,693	762,767	(20,697,237)	390,260,335
Fidelity Series Inflation-Protected Bond Index Fund	137,816,704	40,260,023	141,824,041	8,511,670	4,136,345	(6,269,597)	34,119,434
Fidelity Series International Developed Markets Bond Index Fund	--	105,747,740	3,340,513	33,530	(40,065)	(4,336,069)	98,031,093
Fidelity Series Long-Term Treasury Bond Index Fund	63,946,726	35,021,639	10,523,555	1,792,465	(759,201)	(3,649,892)	84,035,717
Fidelity Series Total Market Index Fund	535,819,121	182,730,366	190,066,402	9,976,477	15,673,806	38,673,122	582,830,013
Fidelity Series Treasury Bill Index Fund	260,995,575	77,929,440	197,760,809	202,480	(120,646)	(66,162)	140,977,398
	$2,148,253,779	$1,128,764,803	$778,071,435	$46,637,326	$16,708,752	$(52,808,651)	$2,462,774,999

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$582,830,013	$582,830,013	$--	$--
International Equity Funds	390,260,335	390,260,335	--	--
Bond Funds	1,348,707,253	1,348,707,253	--	--
Short-Term Funds	140,977,398	140,977,398	--	--
Total Investments in Securities:	$2,462,774,999	$2,462,774,999	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $2,265,743,300)	$2,462,774,999
Total Investment in Securities (cost $2,265,743,300)		$2,462,774,999
Cash		1,836
Receivable for investments sold		69,602,903
Receivable for fund shares sold		1,146,354
Total assets		2,533,526,092
Liabilities
Payable for investments purchased	$68,578,949
Payable for fund shares redeemed	2,177,799
Accrued management fee	154,826
Total liabilities		70,911,574
Net Assets		$2,462,614,518
Net Assets consist of:
Paid in capital		$2,263,224,301
Total accumulated earnings (loss)		199,390,217
Net Assets		$2,462,614,518
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($604,032,111 ÷ 40,732,386 shares)		$14.83
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($1,343,537,221 ÷ 90,686,602 shares)		$14.82
Premier Class:
Net Asset Value, offering price and redemption price per share ($515,045,186 ÷ 34,773,054 shares)		$14.81

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$42,115,052
Expenses
Management fee	$2,107,738
Independent trustees' fees and expenses	7,060
Total expenses before reductions	2,114,798
Expense reductions	(1)
Total expenses after reductions		2,114,797
Net investment income (loss)		40,000,255
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	16,708,752
Capital gain distributions from underlying funds:
Affiliated issuers	4,522,274
Total net realized gain (loss)		21,231,026
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(52,808,651)
Total change in net unrealized appreciation (depreciation)		(52,808,651)
Net gain (loss)		(31,577,625)
Net increase (decrease) in net assets resulting from operations		$8,422,630

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$40,000,255	$25,921,424
Net realized gain (loss)	21,231,026	33,251,954
Change in net unrealized appreciation (depreciation)	(52,808,651)	295,450,281
Net increase (decrease) in net assets resulting from operations	8,422,630	354,623,659
Distributions to shareholders	(71,529,567)	(52,456,187)
Share transactions - net increase (decrease)	377,629,022	281,049,614
Total increase (decrease) in net assets	314,522,085	583,217,086
Net Assets
Beginning of period	2,148,092,433	1,564,875,347
End of period	$2,462,614,518	$2,148,092,433

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2015 Fund Investor Class

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$15.12	$12.74	$15.09	$14.92	$14.11
Income from Investment Operations
Net investment income (loss)A,B	.26	.19	.29	.32	.27
Net realized and unrealized gain (loss)	(.11)	2.59	(.12)	.33	.83
Total from investment operations	.15	2.78	.17	.65	1.10
Distributions from net investment income	(.23)	(.20)	(.29)	(.31)	(.25)
Distributions from net realized gain	(.21)	(.19)	(2.23)	(.17)	(.04)
Total distributions	(.44)	(.40)C	(2.52)	(.48)	(.29)
Net asset value, end of period	$14.83	$15.12	$12.74	$15.09	$14.92
Total ReturnD	.86%	21.92%	(.17)%	4.55%	7.82%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.12%	.12%	.12%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	1.65%	1.32%	1.93%	2.12%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$604,032	$1,197,347	$887,110	$721,922	$637,221
Portfolio turnover rateG	33%	30%	87%	36%	17%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2015 Fund Institutional Premium Class

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$15.11	$12.73	$15.08	$14.92	$14.10
Income from Investment Operations
Net investment income (loss)A,B	.26	.20	.30	.33	.27
Net realized and unrealized gain (loss)	(.10)	2.58	(.12)	.31	.85
Total from investment operations	.16	2.78	.18	.64	1.12
Distributions from net investment income	(.24)	(.21)	(.29)	(.32)	(.26)
Distributions from net realized gain	(.21)	(.19)	(2.23)	(.17)	(.04)
Total distributions	(.45)	(.40)	(2.53)C	(.48)C	(.30)
Net asset value, end of period	$14.82	$15.11	$12.73	$15.08	$14.92
Total ReturnD	.96%	21.98%	(.15)%	4.55%	7.94%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.08%	.08%	.08%	.10%	.10%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.06%	.07%
Expenses net of all reductions	.08%	.08%	.08%	.06%	.07%
Net investment income (loss)	1.69%	1.36%	1.97%	2.18%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$1,343,537	$789,557	$677,766	$597,338	$560,428
Portfolio turnover rateG	33%	30%	87%	36%	17%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2015 Fund Premier Class

Years ended March 31,	2022	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$15.11	$13.77
Income from Investment Operations
Net investment income (loss)B,C	.26	.27
Net realized and unrealized gain (loss)	(.10)	1.38
Total from investment operations	.16	1.65
Distributions from net investment income	(.25)	(.18)
Distributions from net realized gain	(.21)	(.13)
Total distributions	(.46)	(.31)
Net asset value, end of period	$14.81	$15.11
Total ReturnD,E	.92%	11.98%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.06%	.06%H
Expenses net of fee waivers, if any	.06%	.06%H
Expenses net of all reductions	.06%	.06%H
Net investment income (loss)	1.71%	2.36%H
Supplemental Data
Net assets, end of period (000 omitted)	$515,045	$161,189
Portfolio turnover rateI	33%	30%

 A For the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Bond Index Fund	32.0
Fidelity Series Total Market Index Fund	29.2
Fidelity Series Global ex U.S. Index Fund	19.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.8
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series Treasury Bill Index Fund	2.6
Fidelity Series Inflation-Protected Bond Index Fund	1.2
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1.1
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	29.2%
International Equity Funds	19.5%
Bond Funds	39.6%
Inflation-Protected Bond Funds	9.1%
Short-Term Funds	2.6%

Fidelity Freedom® Index 2020 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

Domestic Equity Funds - 29.2%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $1,648,303,305)	163,484,096	2,468,609,849

International Equity Funds - 19.5%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $1,386,015,866)	116,797,183	1,652,680,145

Bond Funds - 39.6%
Fidelity Series Bond Index Fund (a)	276,499,910	2,701,404,120
Fidelity Series International Developed Markets Bond Index Fund (a)	36,114,736	336,950,487
Fidelity Series Long-Term Treasury Bond Index Fund (a)	40,028,614	305,018,040
TOTAL BOND FUNDS
(Cost $3,526,848,383)		3,343,372,647

Inflation-Protected Bond Funds - 9.1%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	9,569,740	95,984,494
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	60,126,428	577,213,706
Fidelity Series Inflation-Protected Bond Index Fund (a)	9,473,704	96,158,096
TOTAL INFLATION-PROTECTED BOND FUNDS
(Cost $785,839,460)		769,356,296

Short-Term Funds - 2.6%
Fidelity Series Treasury Bill Index Fund (a)
(Cost $219,850,197)	21,991,471	219,694,800
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,566,857,211)		8,453,713,737
NET OTHER ASSETS (LIABILITIES) - 0.0%		(526,900)
NET ASSETS - 100%		$8,453,186,837

Legend

 (a) Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$8,009	$89,589	$97,598	$--	$--	$--	$--	0.0%
Total	$8,009	$89,589	$97,598	$--	$--	$--	$--

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$98,636,734	$2,438,410	$246,941	$1,550	$(178,615)	$95,984,494
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	616,342,948	18,493,363	2,728,183	(140,046)	(20,495,833)	577,213,706
Fidelity Series Bond Index Fund	2,497,129,281	994,738,306	624,180,244	44,541,159	(11,697,364)	(154,585,859)	2,701,404,120
Fidelity Series Global ex U.S. Index Fund	1,525,763,119	578,685,429	363,624,743	46,010,486	(1,082,369)	(87,061,291)	1,652,680,145
Fidelity Series Inflation-Protected Bond Index Fund	389,509,114	129,896,316	418,214,427	23,692,544	14,068,130	(19,101,037)	96,158,096
Fidelity Series International Developed Markets Bond Index Fund	--	362,524,930	10,609,005	113,289	(120,819)	(14,844,619)	336,950,487
Fidelity Series Long-Term Treasury Bond Index Fund	224,471,798	145,475,216	50,038,113	6,433,055	(4,865,349)	(10,025,512)	305,018,040
Fidelity Series Total Market Index Fund	2,285,064,615	784,287,205	837,695,279	42,003,282	51,098,823	185,854,485	2,468,609,849
Fidelity Series Treasury Bill Index Fund	616,942,224	194,483,216	591,379,946	421,108	(329,988)	(20,706)	219,694,800
	$7,538,880,151	$3,905,070,300	$2,916,673,530	$166,190,047	$46,932,568	$(120,458,987)	$8,453,713,737

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$2,468,609,849	$2,468,609,849	$--	$--
International Equity Funds	1,652,680,145	1,652,680,145	--	--
Bond Funds	4,112,728,943	4,112,728,943	--	--
Short-Term Funds	219,694,800	219,694,800	--	--
Total Investments in Securities:	$8,453,713,737	$8,453,713,737	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $7,566,857,211)	$8,453,713,737
Total Investment in Securities (cost $7,566,857,211)		$8,453,713,737
Cash		9,488
Receivable for investments sold		225,141,708
Receivable for fund shares sold		7,279,871
Total assets		8,686,144,804
Liabilities
Payable for investments purchased	$224,764,808
Payable for fund shares redeemed	7,683,589
Accrued management fee	509,570
Total liabilities		232,957,967
Net Assets		$8,453,186,837
Net Assets consist of:
Paid in capital		$7,567,483,259
Total accumulated earnings (loss)		885,703,578
Net Assets		$8,453,186,837
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,825,353,984 ÷ 111,733,947 shares)		$16.34
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($5,076,225,707 ÷ 310,972,428 shares)		$16.32
Premier Class:
Net Asset Value, offering price and redemption price per share ($1,551,607,146 ÷ 95,084,466 shares)		$16.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$149,710,275
Expenses
Management fee	$7,240,771
Independent trustees' fees and expenses	24,962
Total expenses before reductions	7,265,733
Expense reductions	(1)
Total expenses after reductions		7,265,732
Net investment income (loss)		142,444,543
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	46,932,568
Capital gain distributions from underlying funds:
Affiliated issuers	16,479,772
Total net realized gain (loss)		63,412,340
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(120,458,987)
Total change in net unrealized appreciation (depreciation)		(120,458,987)
Net gain (loss)		(57,046,647)
Net increase (decrease) in net assets resulting from operations		$85,397,896

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$142,444,543	$94,722,035
Net realized gain (loss)	63,412,340	100,419,318
Change in net unrealized appreciation (depreciation)	(120,458,987)	1,259,070,736
Net increase (decrease) in net assets resulting from operations	85,397,896	1,454,212,089
Distributions to shareholders	(237,762,198)	(178,384,868)
Share transactions - net increase (decrease)	1,067,202,171	1,004,637,727
Total increase (decrease) in net assets	914,837,869	2,280,464,948
Net Assets
Beginning of period	7,538,348,968	5,257,884,020
End of period	$8,453,186,837	$7,538,348,968

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2020 Fund Investor Class

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$16.54	$13.41	$16.01	$15.69	$14.70
Income from Investment Operations
Net investment income (loss)A,B	.28	.22	.31	.33	.29
Net realized and unrealized gain (loss)	(.02)	3.33	(.31)	.36	.99
Total from investment operations	.26	3.55	–C	.69	1.28
Distributions from net investment income	(.26)	(.23)	(.30)	(.32)	(.27)
Distributions from net realized gain	(.20)	(.19)	(2.30)	(.05)	(.02)
Total distributions	(.46)	(.42)	(2.60)	(.37)	(.29)
Net asset value, end of period	$16.34	$16.54	$13.41	$16.01	$15.69
Total ReturnD	1.46%	26.61%	(1.62)%	4.59%	8.72%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.12%	.12%	.12%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.11%	.12%
Expenses net of all reductions	.12%	.12%	.12%	.11%	.12%
Net investment income (loss)	1.66%	1.40%	1.92%	2.12%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$1,825,354	$3,660,550	$2,544,746	$1,971,676	$1,638,441
Portfolio turnover rateG	35%	28%	87%	26%	11%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2020 Fund Institutional Premium Class

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$16.54	$13.41	$16.01	$15.69	$14.70
Income from Investment Operations
Net investment income (loss)A,B	.29	.22	.31	.34	.30
Net realized and unrealized gain (loss)	(.03)	3.33	(.31)	.36	.99
Total from investment operations	.26	3.55	–C	.70	1.29
Distributions from net investment income	(.28)	(.23)	(.31)	(.33)	(.28)
Distributions from net realized gain	(.20)	(.19)	(2.30)	(.05)	(.02)
Total distributions	(.48)	(.42)	(2.60)D	(.38)	(.30)
Net asset value, end of period	$16.32	$16.54	$13.41	$16.01	$15.69
Total ReturnE	1.44%	26.66%	(1.57)%	4.65%	8.77%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.08%	.08%	.08%	.10%	.10%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.06%	.07%
Expenses net of all reductions	.08%	.08%	.08%	.06%	.07%
Net investment income (loss)	1.70%	1.44%	1.96%	2.18%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$5,076,226	$3,331,247	$2,713,138	$2,528,449	$2,304,112
Portfolio turnover rateH	35%	28%	87%	26%	11%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2020 Fund Premier Class

Years ended March 31,	2022	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$16.54	$14.69
Income from Investment Operations
Net investment income (loss)B,C	.29	.30
Net realized and unrealized gain (loss)	(.03)	1.88
Total from investment operations	.26	2.18
Distributions from net investment income	(.28)	(.20)
Distributions from net realized gain	(.20)	(.12)
Total distributions	(.48)	(.33)D
Net asset value, end of period	$16.32	$16.54
Total ReturnE,F	1.46%	14.83%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.06%	.06%I
Expenses net of fee waivers, if any	.06%	.06%I
Expenses net of all reductions	.06%	.06%I
Net investment income (loss)	1.72%	2.40%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,551,607	$546,553
Portfolio turnover rateJ	35%	28%

 A For the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Total Market Index Fund	33.2
Fidelity Series Bond Index Fund	28.7
Fidelity Series Global ex U.S. Index Fund	22.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Treasury Bill Index Fund	1.2
Fidelity Series Inflation-Protected Bond Index Fund	1.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	33.2%
International Equity Funds	22.2%
Bond Funds	36.6%
Inflation-Protected Bond Funds	6.8%
Short-Term Funds	1.2%

Fidelity Freedom® Index 2025 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

Domestic Equity Funds - 33.2%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $3,165,717,986)	299,542,589	4,523,093,091

International Equity Funds - 22.2%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $2,700,857,438)	213,758,204	3,024,678,588

Bond Funds - 36.6%
Fidelity Series Bond Index Fund (a)	399,700,141	3,905,070,373
Fidelity Series International Developed Markets Bond Index Fund (a)	57,275,646	534,381,781
Fidelity Series Long-Term Treasury Bond Index Fund (a)	71,660,697	546,054,510
TOTAL BOND FUNDS
(Cost $5,307,898,126)		4,985,506,664

Inflation-Protected Bond Funds - 6.8%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	82,237,671	789,481,643
Fidelity Series Inflation-Protected Bond Index Fund (a)	12,726,135	129,170,269
TOTAL INFLATION-PROTECTED BOND FUNDS
(Cost $940,109,280)		918,651,912

Short-Term Funds - 1.2%
Fidelity Series Treasury Bill Index Fund (a)
(Cost $164,823,657)	16,488,917	164,724,284
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $12,279,406,487)		13,616,654,539
NET OTHER ASSETS (LIABILITIES) - 0.0%		(817,338)
NET ASSETS - 100%		$13,615,837,201

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	$--	$830,549,145	$14,023,013	$3,407,981	$(78,068)	$(26,966,421)	$789,481,643
Fidelity Series Bond Index Fund	3,348,904,582	1,406,508,284	607,061,038	62,576,394	(13,406,716)	(229,874,739)	3,905,070,373
Fidelity Series Global ex U.S. Index Fund	2,501,416,124	1,030,050,431	341,883,045	81,418,086	(1,981,936)	(162,922,986)	3,024,678,588
Fidelity Series Inflation-Protected Bond Index Fund	475,210,437	164,078,220	501,803,673	31,118,179	11,322,358	(19,637,073)	129,170,269
Fidelity Series International Developed Markets Bond Index Fund	--	567,444,667	9,812,640	173,011	(120,964)	(23,129,282)	534,381,781
Fidelity Series Long-Term Treasury Bond Index Fund	326,294,743	289,756,048	39,169,950	10,257,059	(4,977,305)	(25,849,026)	546,054,510
Fidelity Series Total Market Index Fund	3,747,228,265	1,394,048,626	1,006,759,021	73,274,897	13,307,520	375,267,701	4,523,093,091
Fidelity Series Treasury Bill Index Fund	557,408,970	197,678,619	590,046,662	387,682	(377,446)	60,803	164,724,284
	$10,956,463,121	$5,880,114,040	$3,110,559,042	$262,613,289	$3,687,443	$(113,051,023)	$13,616,654,539

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$4,523,093,091	$4,523,093,091	$--	$--
International Equity Funds	3,024,678,588	3,024,678,588	--	--
Bond Funds	5,904,158,576	5,904,158,576	--	--
Short-Term Funds	164,724,284	164,724,284	--	--
Total Investments in Securities:	$13,616,654,539	$13,616,654,539	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $12,279,406,487)	$13,616,654,539
Total Investment in Securities (cost $12,279,406,487)		$13,616,654,539
Cash		11,193
Receivable for investments sold		321,511,971
Receivable for fund shares sold		13,601,372
Total assets		13,951,779,075
Liabilities
Payable for investments purchased	$325,934,627
Payable for fund shares redeemed	9,222,519
Accrued management fee	784,728
Total liabilities		335,941,874
Net Assets		$13,615,837,201
Net Assets consist of:
Paid in capital		$12,304,624,494
Total accumulated earnings (loss)		1,311,212,707
Net Assets		$13,615,837,201
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($2,585,677,632 ÷ 139,879,995 shares)		$18.48
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($8,419,297,732 ÷ 455,578,788 shares)		$18.48
Premier Class:
Net Asset Value, offering price and redemption price per share ($2,610,861,837 ÷ 141,331,466 shares)		$18.47

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$236,318,730
Expenses
Management fee	$10,951,133
Independent trustees' fees and expenses	37,666
Total expenses before reductions	10,988,799
Expense reductions	(5)
Total expenses after reductions		10,988,794
Net investment income (loss)		225,329,936
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	3,687,443
Capital gain distributions from underlying funds:
Affiliated issuers	26,294,559
Total net realized gain (loss)		29,982,002
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(113,051,023)
Total change in net unrealized appreciation (depreciation)		(113,051,023)
Net gain (loss)		(83,069,021)
Net increase (decrease) in net assets resulting from operations		$142,260,915

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$225,329,936	$132,013,268
Net realized gain (loss)	29,982,002	95,502,123
Change in net unrealized appreciation (depreciation)	(113,051,023)	1,893,692,603
Net increase (decrease) in net assets resulting from operations	142,260,915	2,121,207,994
Distributions to shareholders	(295,764,675)	(226,997,470)
Share transactions - net increase (decrease)	2,813,645,955	2,651,196,550
Total increase (decrease) in net assets	2,660,142,195	4,545,407,074
Net Assets
Beginning of period	10,955,695,006	6,410,287,932
End of period	$13,615,837,201	$10,955,695,006

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2025 Fund Investor Class

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$18.52	$14.57	$17.05	$16.67	$15.50
Income from Investment Operations
Net investment income (loss)A,B	.33	.25	.33	.36	.31
Net realized and unrealized gain (loss)	.04C	4.13	(.54)	.38	1.17
Total from investment operations	.37	4.38	(.21)	.74	1.48
Distributions from net investment income	(.30)	(.25)	(.31)	(.34)	(.29)
Distributions from net realized gain	(.12)	(.18)	(1.96)	(.03)	(.02)
Total distributions	(.41)D	(.43)	(2.27)	(.36)D	(.31)
Net asset value, end of period	$18.48	$18.52	$14.57	$17.05	$16.67
Total ReturnE	1.91%	30.27%	(2.75)%	4.64%	9.53%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.12%	.12%	.12%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.11%	.12%
Expenses net of all reductions	.12%	.12%	.12%	.11%	.12%
Net investment income (loss)	1.71%	1.46%	1.93%	2.13%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$2,585,678	$5,538,556	$3,443,936	$2,382,206	$1,761,022
Portfolio turnover rateH	24%	26%	82%	19%	9%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions per share do not sum due to rounding.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2025 Fund Institutional Premium Class

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$18.53	$14.57	$17.05	$16.67	$15.50
Income from Investment Operations
Net investment income (loss)A,B	.34	.26	.34	.37	.32
Net realized and unrealized gain (loss)	.04C	4.14	(.54)	.38	1.17
Total from investment operations	.38	4.40	(.20)	.75	1.49
Distributions from net investment income	(.32)	(.26)	(.32)	(.34)	(.30)
Distributions from net realized gain	(.12)	(.18)	(1.96)	(.03)	(.02)
Total distributions	(.43)D	(.44)	(2.28)	(.37)	(.32)
Net asset value, end of period	$18.48	$18.53	$14.57	$17.05	$16.67
Total ReturnE	1.96%	30.37%	(2.71)%	4.70%	9.58%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.08%	.08%	.08%	.10%	.10%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.05%	.07%
Expenses net of all reductions	.08%	.08%	.08%	.05%	.07%
Net investment income (loss)	1.75%	1.50%	1.97%	2.19%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$8,419,298	$4,504,542	$2,966,352	$2,380,799	$1,856,410
Portfolio turnover rateH	24%	26%	82%	19%	9%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions per share do not sum due to rounding.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2025 Fund Premier Class

Years ended March 31,	2022	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$18.52	$16.14
Income from Investment Operations
Net investment income (loss)B,C	.34	.35
Net realized and unrealized gain (loss)	.05D	2.38
Total from investment operations	.39	2.73
Distributions from net investment income	(.32)	(.23)
Distributions from net realized gain	(.12)	(.12)
Total distributions	(.44)	(.35)
Net asset value, end of period	$18.47	$18.52
Total ReturnE,F	1.98%	16.94%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.06%	.06%I
Expenses net of fee waivers, if any	.06%	.06%I
Expenses net of all reductions	.06%	.06%I
Net investment income (loss)	1.77%	2.53%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,610,862	$912,597
Portfolio turnover rateJ	24%	26%

 A For the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Total Market Index Fund	37.2
Fidelity Series Bond Index Fund	25.9
Fidelity Series Global ex U.S. Index Fund	24.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.5
Fidelity Series Inflation-Protected Bond Index Fund	0.8
Fidelity Series Treasury Bill Index Fund	0.5
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	37.2%
International Equity Funds	24.8%
Bond Funds	34.2%
Inflation-Protected Bond Funds	3.3%
Short-Term Funds	0.5%

Fidelity Freedom® Index 2030 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

Domestic Equity Funds - 37.2%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $4,429,636,392)	414,918,894	6,265,275,295

International Equity Funds - 24.8%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $3,756,268,762)	295,382,943	4,179,668,637

Bond Funds - 34.2%
Fidelity Series Bond Index Fund (a)	447,529,419	4,372,362,421
Fidelity Series International Developed Markets Bond Index Fund (a)	70,667,699	659,329,633
Fidelity Series Long-Term Treasury Bond Index Fund (a)	96,459,886	735,024,329
TOTAL BOND FUNDS
(Cost $6,146,115,947)		5,766,716,383

Inflation-Protected Bond Funds - 3.3%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	43,498,181	417,582,533
Fidelity Series Inflation-Protected Bond Index Fund (a)	13,276,616	134,757,656
TOTAL INFLATION-PROTECTED BOND FUNDS
(Cost $561,377,499)		552,340,189

Short-Term Funds - 0.5%
Fidelity Series Treasury Bill Index Fund (a)
(Cost $93,623,522)	9,362,482	93,531,191
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $14,987,022,122)		16,857,531,695
NET OTHER ASSETS (LIABILITIES) - 0.0%		(971,353)
NET ASSETS - 100%		$16,856,560,342

Legend

 (a) Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$16,109	$--	$16,109	$6	$--	$--	$--	0.0%
Total	$16,109	$--	$16,109	$6	$--	$--	$--

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	$--	$435,671,869	$4,385,201	$1,654,021	$(29,447)	$(13,674,688)	$417,582,533
Fidelity Series Bond Index Fund	3,610,297,232	1,700,541,354	667,377,584	69,248,749	(13,750,289)	(257,348,292)	4,372,362,421
Fidelity Series Global ex U.S. Index Fund	3,374,575,088	1,466,334,564	432,053,011	110,305,197	(3,344,408)	(225,843,596)	4,179,668,637
Fidelity Series Inflation-Protected Bond Index Fund	469,012,165	177,487,302	502,848,536	31,612,681	8,228,213	(17,121,488)	134,757,656
Fidelity Series International Developed Markets Bond Index Fund	--	695,408,570	7,676,446	207,109	(67,659)	(28,334,832)	659,329,633
Fidelity Series Long-Term Treasury Bond Index Fund	389,408,709	429,358,022	40,932,140	12,917,147	(5,402,683)	(37,407,579)	735,024,329
Fidelity Series Total Market Index Fund	5,056,994,345	1,955,989,699	1,274,018,785	99,207,841	12,130,590	514,179,446	6,265,275,295
Fidelity Series Treasury Bill Index Fund	172,371,179	156,133,902	234,803,904	182,038	(163,402)	(6,584)	93,531,191
	$13,072,658,718	$7,016,925,282	$3,164,095,607	$325,334,783	$(2,399,085)	$(65,557,613)	$16,857,531,695

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$6,265,275,295	$6,265,275,295	$--	$--
International Equity Funds	4,179,668,637	4,179,668,637	--	--
Bond Funds	6,319,056,572	6,319,056,572	--	--
Short-Term Funds	93,531,191	93,531,191	--	--
Total Investments in Securities:	$16,857,531,695	$16,857,531,695	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $14,987,022,122)	$16,857,531,695
Total Investment in Securities (cost $14,987,022,122)		$16,857,531,695
Cash		16,116
Receivable for investments sold		341,160,506
Receivable for fund shares sold		14,395,889
Other receivables		16,722
Total assets		17,213,120,928
Liabilities
Payable for investments purchased	$342,688,790
Payable for fund shares redeemed	12,922,670
Accrued management fee	932,399
Other payables and accrued expenses	16,727
Total liabilities		356,560,586
Net Assets		$16,856,560,342
Net Assets consist of:
Paid in capital		$15,019,564,526
Total accumulated earnings (loss)		1,836,995,816
Net Assets		$16,856,560,342
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($2,775,099,764 ÷ 142,226,239 shares)		$19.51
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($10,927,825,308 ÷ 560,253,298 shares)		$19.51
Premier Class:
Net Asset Value, offering price and redemption price per share ($3,153,635,270 ÷ 161,731,507 shares)		$19.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$292,052,501
Income from Fidelity Central Funds		6
Total income		292,052,507
Expenses
Management fee	$13,088,077
Independent trustees' fees and expenses	45,685
Total expenses before reductions	13,133,762
Expense reductions	(4)
Total expenses after reductions		13,133,758
Net investment income (loss)		278,918,749
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(2,399,085)
Capital gain distributions from underlying funds:
Affiliated issuers	33,282,282
Total net realized gain (loss)		30,883,197
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(65,557,613)
Total change in net unrealized appreciation (depreciation)		(65,557,613)
Net gain (loss)		(34,674,416)
Net increase (decrease) in net assets resulting from operations		$244,244,333

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$278,918,749	$163,704,383
Net realized gain (loss)	30,883,197	109,348,941
Change in net unrealized appreciation (depreciation)	(65,557,613)	2,603,399,307
Net increase (decrease) in net assets resulting from operations	244,244,333	2,876,452,631
Distributions to shareholders	(363,829,645)	(273,862,053)
Share transactions - net increase (decrease)	3,904,360,091	2,974,151,980
Total increase (decrease) in net assets	3,784,774,779	5,576,742,558
Net Assets
Beginning of period	13,071,785,563	7,495,043,005
End of period	$16,856,560,342	$13,071,785,563

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2030 Fund Investor Class

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$19.45	$14.73	$17.99	$17.57	$16.07
Income from Investment Operations
Net investment income (loss)A,B	.35	.27	.34	.38	.33
Net realized and unrealized gain (loss)	.15C	4.91	(.74)	.41	1.50
Total from investment operations	.50	5.18	(.40)	.79	1.83
Distributions from net investment income	(.32)	(.27)	(.33)	(.36)	(.31)
Distributions from net realized gain	(.12)	(.19)	(2.53)	(.01)	(.01)
Total distributions	(.44)	(.46)	(2.86)	(.37)	(.33)D
Net asset value, end of period	$19.51	$19.45	$14.73	$17.99	$17.57
Total ReturnE	2.47%	35.36%	(4.38)%	4.71%	11.35%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.12%	.12%	.12%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.11%	.12%
Expenses net of all reductions	.12%	.12%	.12%	.11%	.12%
Net investment income (loss)	1.74%	1.52%	1.92%	2.14%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$2,775,100	$6,036,702	$3,610,892	$2,500,479	$1,856,566
Portfolio turnover rateH	20%	26%	85%	14%	9%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions per share do not sum due to rounding.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2030 Fund Institutional Premium Class

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$19.45	$14.73	$18.00	$17.57	$16.07
Income from Investment Operations
Net investment income (loss)A,B	.36	.28	.35	.39	.34
Net realized and unrealized gain (loss)	.16C	4.90	(.75)	.42	1.49
Total from investment operations	.52	5.18	(.40)	.81	1.83
Distributions from net investment income	(.34)	(.27)	(.34)	(.37)	(.32)
Distributions from net realized gain	(.12)	(.19)	(2.53)	(.01)	(.01)
Total distributions	(.46)	(.46)	(2.87)	(.38)	(.33)
Net asset value, end of period	$19.51	$19.45	$14.73	$18.00	$17.57
Total ReturnD	2.57%	35.41%	(4.40)%	4.82%	11.39%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.08%	.08%	.08%	.10%	.10%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.05%	.07%
Expenses net of all reductions	.08%	.08%	.08%	.05%	.07%
Net investment income (loss)	1.78%	1.56%	1.96%	2.20%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$10,927,825	$5,916,521	$3,884,151	$3,269,588	$2,642,936
Portfolio turnover rateG	20%	26%	85%	14%	9%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2030 Fund Premier Class

Years ended March 31,	2022	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$19.45	$16.56
Income from Investment Operations
Net investment income (loss)B,C	.36	.39
Net realized and unrealized gain (loss)	.16D	2.88
Total from investment operations	.52	3.27
Distributions from net investment income	(.34)	(.26)
Distributions from net realized gain	(.12)	(.12)
Total distributions	(.47)E	(.38)
Net asset value, end of period	$19.50	$19.45
Total ReturnF,G	2.54%	19.78%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.06%	.06%J
Expenses net of fee waivers, if any	.06%	.06%J
Expenses net of all reductions	.06%	.06%J
Net investment income (loss)	1.80%	2.66%J
Supplemental Data
Net assets, end of period (000 omitted)	$3,153,635	$1,118,562
Portfolio turnover rateK	20%	26%

 A For the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Total Market Index Fund	46.1
Fidelity Series Global ex U.S. Index Fund	30.8
Fidelity Series Bond Index Fund	15.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.6
Fidelity Series International Developed Markets Bond Index Fund	2.6
Fidelity Cash Central Fund 0.31%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	46.1%
International Equity Funds	30.8%
Bond Funds	23.1%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2035 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

Domestic Equity Funds - 46.1%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $5,027,445,129)	450,460,049	6,801,946,745

International Equity Funds - 30.8%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $4,203,942,133)	321,072,705	4,543,178,782

Bond Funds - 23.1%
Fidelity Series Bond Index Fund (a)	240,375,882	2,348,472,370
Fidelity Series International Developed Markets Bond Index Fund (a)	40,857,926	381,204,453
Fidelity Series Long-Term Treasury Bond Index Fund (a)	89,846,267	684,628,552
TOTAL BOND FUNDS
(Cost $3,665,209,873)		3,414,305,375

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.31% (b)
(Cost $13,423)	13,420	13,423
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $12,896,610,558)		14,759,444,325
NET OTHER ASSETS (LIABILITIES) - 0.0%		(790,437)
NET ASSETS - 100%		$14,758,653,888

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$--	$1,629,231	$1,615,808	$9	$--	$--	$13,423	0.0%
Total	$--	$1,629,231	$1,615,808	$9	$--	$--	$13,423

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$1,827,171,741	$1,083,723,702	$415,156,236	$36,919,327	$(11,481,926)	$(135,784,911)	$2,348,472,370
Fidelity Series Global ex U.S. Index Fund	3,398,992,258	1,800,385,637	399,379,085	118,413,048	(7,414,276)	(249,405,752)	4,543,178,782
Fidelity Series International Developed Markets Bond Index Fund	--	399,924,706	2,939,399	104,660	(34,968)	(15,745,886)	381,204,453
Fidelity Series Long-Term Treasury Bond Index Fund	318,148,480	434,346,658	26,169,822	11,260,614	(3,516,833)	(38,179,931)	684,628,552
Fidelity Series Total Market Index Fund	5,101,952,389	2,271,456,970	1,104,548,506	105,318,211	3,304,206	529,781,686	6,801,946,745
	$10,646,264,868	$5,989,837,673	$1,948,193,048	$272,015,860	$(19,143,797)	$90,665,206	$14,759,430,902

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$6,801,946,745	$6,801,946,745	$--	$--
International Equity Funds	4,543,178,782	4,543,178,782	--	--
Bond Funds	3,414,305,375	3,414,305,375	--	--
Short-Term Funds	13,423	13,423	--	--
Total Investments in Securities:	$14,759,444,325	$14,759,444,325	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $13,423)	$13,423
Other affiliated issuers (cost $12,896,597,135)	14,759,430,902
Total Investment in Securities (cost $12,896,610,558)		$14,759,444,325
Receivable for investments sold		226,831,227
Receivable for fund shares sold		15,451,379
Distributions receivable from Fidelity Central Funds		4
Total assets		15,001,726,935
Liabilities
Payable for investments purchased	$229,257,470
Payable for fund shares redeemed	13,061,348
Accrued management fee	754,229
Total liabilities		243,073,047
Net Assets		$14,758,653,888
Net Assets consist of:
Paid in capital		$12,942,374,856
Total accumulated earnings (loss)		1,816,279,032
Net Assets		$14,758,653,888
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($2,174,421,707 ÷ 99,598,934 shares)		$21.83
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($9,501,028,673 ÷ 435,313,672 shares)		$21.83
Premier Class:
Net Asset Value, offering price and redemption price per share ($3,083,203,508 ÷ 141,272,071 shares)		$21.82

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$244,255,940
Income from Fidelity Central Funds		9
Total income		244,255,949
Expenses
Management fee	$10,911,041
Independent trustees' fees and expenses	38,370
Total expenses before reductions	10,949,411
Expense reductions	(4)
Total expenses after reductions		10,949,407
Net investment income (loss)		233,306,542
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(19,143,797)
Capital gain distributions from underlying funds:
Affiliated issuers	27,759,920
Total net realized gain (loss)		8,616,123
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	90,665,206
Total change in net unrealized appreciation (depreciation)		90,665,206
Net gain (loss)		99,281,329
Net increase (decrease) in net assets resulting from operations		$332,587,871

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$233,306,542	$130,045,024
Net realized gain (loss)	8,616,123	58,444,966
Change in net unrealized appreciation (depreciation)	90,665,206	2,454,188,965
Net increase (decrease) in net assets resulting from operations	332,587,871	2,642,678,955
Distributions to shareholders	(289,745,899)	(192,547,604)
Share transactions - net increase (decrease)	4,070,232,386	2,838,397,595
Total increase (decrease) in net assets	4,113,074,358	5,288,528,946
Net Assets
Beginning of period	10,645,579,530	5,357,050,584
End of period	$14,758,653,888	$10,645,579,530

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2035 Fund Investor Class

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$21.45	$15.20	$19.07	$18.63	$16.79
Income from Investment Operations
Net investment income (loss)A,B	.39	.30	.36	.39	.34
Net realized and unrealized gain (loss)	.44	6.40	(1.26)	.43	1.84
Total from investment operations	.83	6.70	(.90)	.82	2.18
Distributions from net investment income	(.34)	(.29)	(.33)	(.37)	(.32)
Distributions from net realized gain	(.11)	(.16)	(2.64)	(.01)	(.02)
Total distributions	(.45)	(.45)	(2.97)	(.38)	(.34)
Net asset value, end of period	$21.83	$21.45	$15.20	$19.07	$18.63
Total ReturnC	3.76%	44.28%	(7.39)%	4.63%	12.96%
Ratios to Average Net AssetsB,D,E
Expenses before reductions	.12%	.12%	.12%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.11%	.12%
Expenses net of all reductions	.12%	.12%	.12%	.11%	.12%
Net investment income (loss)	1.71%	1.56%	1.87%	2.08%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$2,174,422	$5,124,327	$2,844,302	$2,003,135	$1,390,826
Portfolio turnover rateF	15%	24%	80%	10%	7%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2035 Fund Institutional Premium Class

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$21.46	$15.21	$19.08	$18.64	$16.80
Income from Investment Operations
Net investment income (loss)A,B	.40	.31	.37	.40	.35
Net realized and unrealized gain (loss)	.44	6.39	(1.26)	.43	1.84
Total from investment operations	.84	6.70	(.89)	.83	2.19
Distributions from net investment income	(.37)	(.30)	(.34)	(.38)	(.33)
Distributions from net realized gain	(.11)	(.16)	(2.64)	(.01)	(.02)
Total distributions	(.47)C	(.45)C	(2.98)	(.39)	(.35)
Net asset value, end of period	$21.83	$21.46	$15.21	$19.08	$18.64
Total ReturnD	3.82%	44.31%	(7.33)%	4.69%	13.00%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.08%	.08%	.08%	.10%	.10%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.05%	.07%
Expenses net of all reductions	.08%	.08%	.08%	.05%	.07%
Net investment income (loss)	1.75%	1.60%	1.92%	2.14%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$9,501,029	$4,357,280	$2,512,748	$2,015,039	$1,522,603
Portfolio turnover rateG	15%	24%	80%	10%	7%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2035 Fund Premier Class

Years ended March 31,	2022	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$21.46	$17.48
Income from Investment Operations
Net investment income (loss)B,C	.40	.45
Net realized and unrealized gain (loss)	.44	3.92
Total from investment operations	.84	4.37
Distributions from net investment income	(.37)	(.29)
Distributions from net realized gain	(.11)	(.10)
Total distributions	(.48)	(.39)
Net asset value, end of period	$21.82	$21.46
Total ReturnD,E	3.80%	25.06%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.06%	.06%H
Expenses net of fee waivers, if any	.06%	.06%H
Expenses net of all reductions	.06%	.06%H
Net investment income (loss)	1.77%	2.86%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,083,204	$1,163,973
Portfolio turnover rateI	15%	24%

 A For the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Total Market Index Fund	53.4
Fidelity Series Global ex U.S. Index Fund	35.6
Fidelity Series Bond Index Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.7
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	53.4%
International Equity Funds	35.6%
Bond Funds	11.0%

Fidelity Freedom® Index 2040 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

Domestic Equity Funds - 53.4%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $5,757,063,140)	512,351,188	7,736,502,945

International Equity Funds - 35.6%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $4,792,982,882)	365,260,908	5,168,441,849

Bond Funds - 11.0%
Fidelity Series Bond Index Fund (a)	80,047,653	782,065,574
Fidelity Series International Developed Markets Bond Index Fund (a)	14,416,937	134,510,022
Fidelity Series Long-Term Treasury Bond Index Fund (a)	88,375,508	673,421,369
TOTAL BOND FUNDS
(Cost $1,721,219,936)		1,589,996,965
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $12,271,265,958)		14,494,941,759
NET OTHER ASSETS (LIABILITIES) - 0.0%		(693,129)
NET ASSETS - 100%		$14,494,248,630

Legend

 (a) Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$--	$274,249	$274,249	$3	$--	$--	$--	0.0%
Total	$--	$274,249	$274,249	$3	$--	$--	$--

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$744,967,329	$318,079,206	$231,882,053	$13,659,987	$(6,679,693)	$(42,419,215)	$782,065,574
Fidelity Series Global ex U.S. Index Fund	3,829,149,093	2,076,603,971	443,513,111	133,001,371	(9,699,478)	(284,098,626)	5,168,441,849
Fidelity Series International Developed Markets Bond Index Fund	--	140,876,292	1,040,388	30,660	(9,649)	(5,316,233)	134,510,022
Fidelity Series Long-Term Treasury Bond Index Fund	318,067,824	425,557,811	30,018,322	11,130,208	(3,736,927)	(36,449,017)	673,421,369
Fidelity Series Total Market Index Fund	5,748,444,670	2,383,083,589	991,978,656	118,397,165	(249,391)	597,202,733	7,736,502,945
	$10,640,628,916	$5,344,200,869	$1,698,432,530	$276,219,391	$(20,375,138)	$228,919,642	$14,494,941,759

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$7,736,502,945	$7,736,502,945	$--	$--
International Equity Funds	5,168,441,849	5,168,441,849	--	--
Bond Funds	1,589,996,965	1,589,996,965	--	--
Total Investments in Securities:	$14,494,941,759	$14,494,941,759	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $12,271,265,958)	$14,494,941,759
Total Investment in Securities (cost $12,271,265,958)		$14,494,941,759
Cash		14,328
Receivable for investments sold		186,474,240
Receivable for fund shares sold		20,654,841
Total assets		14,702,085,168
Liabilities
Payable for investments purchased	$199,040,201
Payable for fund shares redeemed	8,103,068
Accrued management fee	693,269
Total liabilities		207,836,538
Net Assets		$14,494,248,630
Net Assets consist of:
Paid in capital		$12,315,817,586
Total accumulated earnings (loss)		2,178,431,044
Net Assets		$14,494,248,630
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,823,668,011 ÷ 81,792,150 shares)		$22.30
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($9,622,454,496 ÷ 431,922,907 shares)		$22.28
Premier Class:
Net Asset Value, offering price and redemption price per share ($3,048,126,123 ÷ 136,875,545 shares)		$22.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$245,270,007
Income from Fidelity Central Funds		3
Total income		245,270,010
Expenses
Management fee	$10,552,930
Independent trustees' fees and expenses	38,096
Total expenses before reductions	10,591,026
Expense reductions	(6)
Total expenses after reductions		10,591,020
Net investment income (loss)		234,678,990
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(20,375,138)
Capital gain distributions from underlying funds:
Affiliated issuers	30,949,384
Total net realized gain (loss)		10,574,246
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	228,919,642
Total change in net unrealized appreciation (depreciation)		228,919,642
Net gain (loss)		239,493,888
Net increase (decrease) in net assets resulting from operations		$474,172,878

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$234,678,990	$130,725,495
Net realized gain (loss)	10,574,246	46,511,100
Change in net unrealized appreciation (depreciation)	228,919,642	2,758,413,900
Net increase (decrease) in net assets resulting from operations	474,172,878	2,935,650,495
Distributions to shareholders	(291,545,504)	(181,073,323)
Share transactions - net increase (decrease)	3,671,639,287	2,618,792,682
Total increase (decrease) in net assets	3,854,266,661	5,373,369,854
Net Assets
Beginning of period	10,639,981,969	5,266,612,115
End of period	$14,494,248,630	$10,639,981,969

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2040 Fund Investor Class

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$21.68	$14.77	$19.19	$18.77	$16.90
Income from Investment Operations
Net investment income (loss)A,B	.40	.30	.35	.39	.34
Net realized and unrealized gain (loss)	.69	7.03	(1.43)	.42	1.87
Total from investment operations	1.09	7.33	(1.08)	.81	2.21
Distributions from net investment income	(.36)	(.29)	(.33)	(.38)	(.33)
Distributions from net realized gain	(.10)	(.12)	(3.00)	(.01)	(.02)
Total distributions	(.47)C	(.42)C	(3.34)C	(.39)	(.34)C
Net asset value, end of period	$22.30	$21.68	$14.77	$19.19	$18.77
Total ReturnD	4.90%	49.86%	(8.93)%	4.56%	13.08%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.12%	.12%	.12%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.11%	.12%
Expenses net of all reductions	.12%	.12%	.12%	.11%	.12%
Net investment income (loss)	1.74%	1.56%	1.82%	2.06%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$1,823,668	$4,532,047	$2,405,077	$1,731,927	$1,281,722
Portfolio turnover rateG	13%	20%	78%	10%	6%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2040 Fund Institutional Premium Class

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$21.68	$14.77	$19.19	$18.77	$16.89
Income from Investment Operations
Net investment income (loss)A,B	.41	.31	.36	.40	.35
Net realized and unrealized gain (loss)	.68	7.02	(1.43)	.42	1.88
Total from investment operations	1.09	7.33	(1.07)	.82	2.23
Distributions from net investment income	(.38)	(.30)	(.34)	(.39)	(.34)
Distributions from net realized gain	(.11)	(.12)	(3.00)	(.01)	(.02)
Total distributions	(.49)	(.42)	(3.35)C	(.40)	(.35)C
Net asset value, end of period	$22.28	$21.68	$14.77	$19.19	$18.77
Total ReturnD	4.92%	49.89%	(8.89)%	4.61%	13.20%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.08%	.08%	.08%	.10%	.10%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.05%	.07%
Expenses net of all reductions	.08%	.08%	.08%	.05%	.07%
Net investment income (loss)	1.78%	1.60%	1.86%	2.12%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$9,622,454	$4,910,687	$2,861,535	$2,404,340	$1,929,498
Portfolio turnover rateG	13%	20%	78%	10%	6%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2040 Fund Premier Class

Years ended March 31,	2022	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$21.67	$17.16
Income from Investment Operations
Net investment income (loss)B,C	.41	.47
Net realized and unrealized gain (loss)	.69	4.40
Total from investment operations	1.10	4.87
Distributions from net investment income	(.39)	(.30)
Distributions from net realized gain	(.11)	(.07)
Total distributions	(.50)	(.36)D
Net asset value, end of period	$22.27	$21.67
Total ReturnE,F	4.94%	28.49%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.06%	.06%I
Expenses net of fee waivers, if any	.06%	.06%I
Expenses net of all reductions	.06%	.06%I
Net investment income (loss)	1.80%	2.95%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,048,126	$1,197,248
Portfolio turnover rateJ	13%	20%

 A For the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Total Market Index Fund	53.9
Fidelity Series Global ex U.S. Index Fund	36.0
Fidelity Series Bond Index Fund	4.7
Fidelity Series Long-Term Treasury Bond Index Fund	4.6
Fidelity Series International Developed Markets Bond Index Fund	0.8
Fidelity Cash Central Fund 0.31%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	53.9%
International Equity Funds	36.0%
Bond Funds	10.1%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2045 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

Domestic Equity Funds - 53.9%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $4,785,718,111)	415,140,713	6,268,624,767

International Equity Funds - 36.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $3,935,571,608)	295,688,134	4,183,987,094

Bond Funds - 10.1%
Fidelity Series Bond Index Fund (a)	56,616,862	553,146,738
Fidelity Series International Developed Markets Bond Index Fund (a)	9,474,353	88,395,717
Fidelity Series Long-Term Treasury Bond Index Fund (a)	70,359,293	536,137,809
TOTAL BOND FUNDS
(Cost $1,277,658,623)		1,177,680,264

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.31% (b)
(Cost $9,885)	9,883	9,885
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $9,998,958,227)		11,630,302,010
NET OTHER ASSETS (LIABILITIES) - 0.0%		(557,510)
NET ASSETS - 100%		$11,629,744,500

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$--	$1,094,807	$1,084,922	$6	$--	$--	$9,885	0.0%
Total	$--	$1,094,807	$1,084,922	$6	$--	$--	$9,885

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$570,712,086	$253,392,075	$235,428,893	$10,409,178	$(8,199,582)	$(27,328,948)	$553,146,738
Fidelity Series Global ex U.S. Index Fund	2,933,486,882	1,785,204,782	295,357,785	105,464,929	(6,800,639)	(232,546,146)	4,183,987,094
Fidelity Series International Developed Markets Bond Index Fund	--	92,829,446	654,284	27,275	(7,577)	(3,771,868)	88,395,717
Fidelity Series Long-Term Treasury Bond Index Fund	243,668,601	346,516,300	21,516,143	8,751,646	(2,539,710)	(29,991,239)	536,137,809
Fidelity Series Total Market Index Fund	4,403,845,781	2,102,017,366	696,844,114	93,367,269	(3,688,741)	463,294,475	6,268,624,767
	$8,151,713,350	$4,579,959,969	$1,249,801,219	$218,020,297	$(21,236,249)	$169,656,274	$11,630,292,125

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$6,268,624,767	$6,268,624,767	$--	$--
International Equity Funds	4,183,987,094	4,183,987,094	--	--
Bond Funds	1,177,680,264	1,177,680,264	--	--
Short-Term Funds	9,885	9,885	--	--
Total Investments in Securities:	$11,630,302,010	$11,630,302,010	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $9,885)	$9,885
Other affiliated issuers (cost $9,998,948,342)	11,630,292,125
Total Investment in Securities (cost $9,998,958,227)		$11,630,302,010
Receivable for investments sold		139,542,749
Receivable for fund shares sold		17,659,762
Distributions receivable from Fidelity Central Funds		2
Total assets		11,787,504,523
Liabilities
Payable for investments purchased	$149,893,583
Payable for fund shares redeemed	7,316,076
Accrued management fee	550,364
Total liabilities		157,760,023
Net Assets		$11,629,744,500
Net Assets consist of:
Paid in capital		$10,037,793,588
Total accumulated earnings (loss)		1,591,950,912
Net Assets		$11,629,744,500
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,355,157,110 ÷ 58,556,746 shares)		$23.14
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($7,627,068,093 ÷ 329,646,661 shares)		$23.14
Premier Class:
Net Asset Value, offering price and redemption price per share ($2,647,519,297 ÷ 114,443,690 shares)		$23.13

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$193,741,194
Income from Fidelity Central Funds		6
Total income		193,741,200
Expenses
Management fee	$8,238,264
Independent trustees' fees and expenses	29,695
Total expenses before reductions	8,267,959
Expense reductions	(3)
Total expenses after reductions		8,267,956
Net investment income (loss)		185,473,244
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(21,236,249)
Capital gain distributions from underlying funds:
Affiliated issuers	24,279,103
Total net realized gain (loss)		3,042,854
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	169,656,274
Total change in net unrealized appreciation (depreciation)		169,656,274
Net gain (loss)		172,699,128
Net increase (decrease) in net assets resulting from operations		$358,172,372

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$185,473,244	$96,633,547
Net realized gain (loss)	3,042,854	27,506,354
Change in net unrealized appreciation (depreciation)	169,656,274	2,007,001,848
Net increase (decrease) in net assets resulting from operations	358,172,372	2,131,141,749
Distributions to shareholders	(225,996,600)	(131,346,090)
Share transactions - net increase (decrease)	3,346,353,428	2,450,965,587
Total increase (decrease) in net assets	3,478,529,200	4,450,761,246
Net Assets
Beginning of period	8,151,215,300	3,700,454,054
End of period	$11,629,744,500	$8,151,215,300

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2045 Fund Investor Class

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$22.49	$15.31	$19.33	$18.91	$17.04
Income from Investment Operations
Net investment income (loss)A,B	.42	.31	.36	.39	.35
Net realized and unrealized gain (loss)	.70	7.29	(1.56)	.43	1.88
Total from investment operations	1.12	7.60	(1.20)	.82	2.23
Distributions from net investment income	(.37)	(.30)	(.33)	(.38)	(.33)
Distributions from net realized gain	(.10)	(.12)	(2.49)	(.02)	(.03)
Total distributions	(.47)	(.42)	(2.82)	(.40)	(.36)
Net asset value, end of period	$23.14	$22.49	$15.31	$19.33	$18.91
Total ReturnC	4.88%	49.89%	(8.96)%	4.58%	13.08%
Ratios to Average Net AssetsB,D,E
Expenses before reductions	.12%	.12%	.12%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.11%	.12%
Expenses net of all reductions	.12%	.12%	.12%	.11%	.12%
Net investment income (loss)	1.75%	1.55%	1.85%	2.06%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$1,355,157	$3,625,141	$1,810,294	$1,244,020	$872,779
Portfolio turnover rateF	12%	20%	77%	10%	6%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2045 Fund Institutional Premium Class

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$22.50	$15.32	$19.33	$18.92	$17.04
Income from Investment Operations
Net investment income (loss)A,B	.43	.31	.37	.40	.36
Net realized and unrealized gain (loss)	.71	7.30	(1.55)	.42	1.89
Total from investment operations	1.14	7.61	(1.18)	.82	2.25
Distributions from net investment income	(.40)	(.31)	(.34)	(.39)	(.34)
Distributions from net realized gain	(.10)	(.12)	(2.49)	(.02)	(.03)
Total distributions	(.50)	(.43)	(2.83)	(.41)	(.37)
Net asset value, end of period	$23.14	$22.50	$15.32	$19.33	$18.92
Total ReturnC	4.95%	49.89%	(8.88)%	4.58%	13.20%
Ratios to Average Net AssetsB,D,E
Expenses before reductions	.08%	.08%	.08%	.10%	.10%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.05%	.07%
Expenses net of all reductions	.08%	.08%	.08%	.05%	.07%
Net investment income (loss)	1.79%	1.59%	1.89%	2.11%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$7,627,068	$3,397,662	$1,890,160	$1,446,055	$1,062,443
Portfolio turnover rateF	12%	20%	77%	10%	6%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2045 Fund Premier Class

Years ended March 31,	2022	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$22.50	$17.81
Income from Investment Operations
Net investment income (loss)B,C	.43	.49
Net realized and unrealized gain (loss)	.70	4.57
Total from investment operations	1.13	5.06
Distributions from net investment income	(.40)	(.31)
Distributions from net realized gain	(.10)	(.07)
Total distributions	(.50)	(.37)D
Net asset value, end of period	$23.13	$22.50
Total ReturnE,F	4.93%	28.52%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.06%	.06%I
Expenses net of fee waivers, if any	.06%	.06%I
Expenses net of all reductions	.06%	.06%I
Net investment income (loss)	1.81%	2.96%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,647,519	$1,128,413
Portfolio turnover rateJ	12%	20%

 A For the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Total Market Index Fund	53.9
Fidelity Series Global ex U.S. Index Fund	36.0
Fidelity Series Bond Index Fund	4.7
Fidelity Series Long-Term Treasury Bond Index Fund	4.6
Fidelity Series International Developed Markets Bond Index Fund	0.8
Fidelity Cash Central Fund 0.31%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	53.9%
International Equity Funds	36.0%
Bond Funds	10.1%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2050 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

Domestic Equity Funds - 53.9%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $4,274,571,874)	372,019,397	5,617,492,891

International Equity Funds - 36.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $3,518,270,434)	264,974,709	3,749,392,136

Bond Funds - 10.1%
Fidelity Series Bond Index Fund (a)	50,734,407	495,675,160
Fidelity Series International Developed Markets Bond Index Fund (a)	8,490,699	79,218,225
Fidelity Series Long-Term Treasury Bond Index Fund (a)	63,051,170	480,449,918
TOTAL BOND FUNDS
(Cost $1,144,646,117)		1,055,343,303

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.31% (b)
(Cost $8,806)	8,804	8,806
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $8,937,497,231)		10,422,237,136
NET OTHER ASSETS (LIABILITIES) - 0.0%		(498,475)
NET ASSETS - 100%		$10,421,738,661

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$--	$5,535,689	$5,526,883	$11	$--	$--	$8,806	0.0%
Total	$--	$5,535,689	$5,526,883	$11	$--	$--	$8,806

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$514,007,640	$224,081,321	$210,726,945	$9,325,605	$(7,257,582)	$(24,429,274)	$495,675,160
Fidelity Series Global ex U.S. Index Fund	2,642,024,053	1,583,582,889	262,205,580	93,489,638	(5,934,687)	(208,074,539)	3,749,392,136
Fidelity Series International Developed Markets Bond Index Fund	--	83,165,249	584,070	23,466	(5,677)	(3,357,277)	79,218,225
Fidelity Series Long-Term Treasury Bond Index Fund	219,458,170	309,132,861	19,367,417	7,839,672	(2,403,012)	(26,370,684)	480,449,918
Fidelity Series Total Market Index Fund	3,966,292,981	1,855,456,587	617,913,123	82,938,560	(3,802,342)	417,458,788	5,617,492,891
	$7,341,782,844	$4,055,418,907	$1,110,797,135	$193,616,941	$(19,403,300)	$155,227,014	$10,422,228,330

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$5,617,492,891	$5,617,492,891	$--	$--
International Equity Funds	3,749,392,136	3,749,392,136	--	--
Bond Funds	1,055,343,303	1,055,343,303	--	--
Short-Term Funds	8,806	8,806	--	--
Total Investments in Securities:	$10,422,237,136	$10,422,237,136	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $8,806)	$8,806
Other affiliated issuers (cost $8,937,488,425)	10,422,228,330
Total Investment in Securities (cost $8,937,497,231)		$10,422,237,136
Receivable for investments sold		123,362,554
Receivable for fund shares sold		18,957,141
Distributions receivable from Fidelity Central Funds		2
Other receivables		1
Total assets		10,564,556,834
Liabilities
Payable for investments purchased	$135,682,032
Payable for fund shares redeemed	6,644,078
Accrued management fee	492,063
Total liabilities		142,818,173
Net Assets		$10,421,738,661
Net Assets consist of:
Paid in capital		$8,975,336,455
Total accumulated earnings (loss)		1,446,402,206
Net Assets		$10,421,738,661
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,179,926,470 ÷ 50,878,365 shares)		$23.19
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($6,949,488,271 ÷ 299,894,968 shares)		$23.17
Premier Class:
Net Asset Value, offering price and redemption price per share ($2,292,323,920 ÷ 98,940,966 shares)		$23.17

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$171,992,984
Income from Fidelity Central Funds		11
Total income		171,992,995
Expenses
Management fee	$7,339,990
Independent trustees' fees and expenses	26,643
Total expenses before reductions	7,366,633
Expense reductions	(1)
Total expenses after reductions		7,366,632
Net investment income (loss)		164,626,363
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(19,403,300)
Capital gain distributions from underlying funds:
Affiliated issuers	21,623,957
Total net realized gain (loss)		2,220,657
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	155,227,014
Total change in net unrealized appreciation (depreciation)		155,227,014
Net gain (loss)		157,447,671
Net increase (decrease) in net assets resulting from operations		$322,074,034

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$164,626,363	$87,879,375
Net realized gain (loss)	2,220,657	24,386,295
Change in net unrealized appreciation (depreciation)	155,227,014	1,823,474,504
Net increase (decrease) in net assets resulting from operations	322,074,034	1,935,740,174
Distributions to shareholders	(202,425,473)	(119,656,404)
Share transactions - net increase (decrease)	2,960,752,208	2,185,062,073
Total increase (decrease) in net assets	3,080,400,769	4,001,145,843
Net Assets
Beginning of period	7,341,337,892	3,340,192,049
End of period	$10,421,738,661	$7,341,337,892

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2050 Fund Investor Class

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$22.54	$15.34	$19.41	$19.00	$17.14
Income from Investment Operations
Net investment income (loss)A,B	.42	.31	.36	.39	.35
Net realized and unrealized gain (loss)	.71	7.31	(1.55)	.42	1.90
Total from investment operations	1.13	7.62	(1.19)	.81	2.25
Distributions from net investment income	(.37)	(.30)	(.34)	(.38)	(.33)
Distributions from net realized gain	(.10)	(.12)	(2.54)	(.02)	(.06)
Total distributions	(.48)C	(.42)	(2.88)	(.40)	(.39)
Net asset value, end of period	$23.19	$22.54	$15.34	$19.41	$19.00
Total ReturnD	4.89%	49.93%	(8.95)%	4.53%	13.15%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.12%	.12%	.12%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.11%	.12%
Expenses net of all reductions	.12%	.12%	.12%	.11%	.12%
Net investment income (loss)	1.74%	1.54%	1.84%	2.06%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$1,179,926	$3,177,558	$1,524,955	$1,049,434	$739,919
Portfolio turnover rateG	12%	20%	77%	12%	6%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2050 Fund Institutional Premium Class

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$22.54	$15.34	$19.41	$19.00	$17.14
Income from Investment Operations
Net investment income (loss)A,B	.42	.31	.37	.40	.36
Net realized and unrealized gain (loss)	.72	7.32	(1.55)	.42	1.90
Total from investment operations	1.14	7.63	(1.18)	.82	2.26
Distributions from net investment income	(.40)	(.31)	(.34)	(.39)	(.34)
Distributions from net realized gain	(.11)	(.12)	(2.54)	(.02)	(.06)
Total distributions	(.51)	(.43)	(2.89)C	(.41)	(.40)
Net asset value, end of period	$23.17	$22.54	$15.34	$19.41	$19.00
Total ReturnD	4.93%	49.96%	(8.91)%	4.59%	13.20%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.08%	.08%	.08%	.10%	.10%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.05%	.07%
Expenses net of all reductions	.08%	.08%	.08%	.05%	.07%
Net investment income (loss)	1.78%	1.59%	1.89%	2.11%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$6,949,488	$3,119,255	$1,815,237	$1,376,687	$1,063,718
Portfolio turnover rateG	12%	20%	77%	12%	6%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2050 Fund Premier Class

Years ended March 31,	2022	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$22.54	$17.84
Income from Investment Operations
Net investment income (loss)B,C	.43	.50
Net realized and unrealized gain (loss)	.71	4.57
Total from investment operations	1.14	5.07
Distributions from net investment income	(.40)	(.31)
Distributions from net realized gain	(.11)	(.07)
Total distributions	(.51)	(.37)D
Net asset value, end of period	$23.17	$22.54
Total ReturnE,F	4.95%	28.53%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.06%	.06%I
Expenses net of fee waivers, if any	.06%	.06%I
Expenses net of all reductions	.06%	.06%I
Net investment income (loss)	1.80%	3.03%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,292,324	$1,044,525
Portfolio turnover rateJ	12%	20%

 A For the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Total Market Index Fund	53.9
Fidelity Series Global ex U.S. Index Fund	36.0
Fidelity Series Bond Index Fund	4.7
Fidelity Series Long-Term Treasury Bond Index Fund	4.6
Fidelity Series International Developed Markets Bond Index Fund	0.8
Fidelity Cash Central Fund 0.31%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	53.9%
International Equity Funds	36.0%
Bond Funds	10.1%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2055 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

Domestic Equity Funds - 53.9%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $2,738,321,805)	228,805,131	3,454,957,479

International Equity Funds - 36.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $2,210,878,686)	162,969,610	2,306,019,982

Bond Funds - 10.1%
Fidelity Series Bond Index Fund (a)	31,200,495	304,828,835
Fidelity Series International Developed Markets Bond Index Fund (a)	5,223,183	48,732,302
Fidelity Series Long-Term Treasury Bond Index Fund (a)	38,779,719	295,501,456
TOTAL BOND FUNDS
(Cost $704,753,185)		649,062,593

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.31% (b)
(Cost $1,119)	1,119	1,119
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,653,954,795)		6,410,041,173
NET OTHER ASSETS (LIABILITIES) - 0.0%		(309,686)
NET ASSETS - 100%		$6,409,731,487

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$--	$2,050,849	$2,049,730	$4	$--	$--	$1,119	0.0%
Total	$--	$2,050,849	$2,049,730	$4	$--	$--	$1,119

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$286,068,222	$162,305,730	$124,063,362	$5,500,430	$(3,994,657)	$(15,487,098)	$304,828,835
Fidelity Series Global ex U.S. Index Fund	1,470,412,558	1,114,580,939	144,829,895	55,728,519	(3,742,833)	(130,400,787)	2,306,019,982
Fidelity Series International Developed Markets Bond Index Fund	--	51,147,049	372,243	14,307	(4,745)	(2,037,759)	48,732,302
Fidelity Series Long-Term Treasury Bond Index Fund	122,138,262	202,463,623	11,083,374	4,649,477	(1,356,960)	(16,660,095)	295,501,456
Fidelity Series Total Market Index Fund	2,207,430,449	1,367,547,573	355,266,764	48,919,376	(3,442,921)	238,689,142	3,454,957,479
	$4,086,049,491	$2,898,044,914	$635,615,638	$114,812,109	$(12,542,116)	$74,103,403	$6,410,040,054

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$3,454,957,479	$3,454,957,479	$--	$--
International Equity Funds	2,306,019,982	2,306,019,982	--	--
Bond Funds	649,062,593	649,062,593	--	--
Short-Term Funds	1,119	1,119	--	--
Total Investments in Securities:	$6,410,041,173	$6,410,041,173	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $1,119)	$1,119
Other affiliated issuers (cost $5,653,953,676)	6,410,040,054
Total Investment in Securities (cost $5,653,954,795)		$6,410,041,173
Cash		2,760
Receivable for investments sold		74,550,732
Receivable for fund shares sold		14,546,183
Distributions receivable from Fidelity Central Funds		1
Total assets		6,499,140,849
Liabilities
Payable for investments purchased	$84,385,474
Payable for fund shares redeemed	4,715,389
Accrued management fee	308,499
Total liabilities		89,409,362
Net Assets		$6,409,731,487
Net Assets consist of:
Paid in capital		$5,675,670,988
Total accumulated earnings (loss)		734,060,499
Net Assets		$6,409,731,487
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($781,317,299 ÷ 41,008,440 shares)		$19.05
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($4,444,574,626 ÷ 233,162,002 shares)		$19.06
Premier Class:
Net Asset Value, offering price and redemption price per share ($1,183,839,562 ÷ 62,124,412 shares)		$19.06

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$102,181,739
Income from Fidelity Central Funds		4
Total income		102,181,743
Expenses
Management fee	$4,395,247
Independent trustees' fees and expenses	15,509
Total expenses before reductions	4,410,756
Expense reductions	(2)
Total expenses after reductions		4,410,754
Net investment income (loss)		97,770,989
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(12,542,116)
Capital gain distributions from underlying funds:
Affiliated issuers	12,630,370
Total net realized gain (loss)		88,254
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	74,103,403
Total change in net unrealized appreciation (depreciation)		74,103,403
Net gain (loss)		74,191,657
Net increase (decrease) in net assets resulting from operations		$171,962,646

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$97,770,989	$45,681,208
Net realized gain (loss)	88,254	9,658,931
Change in net unrealized appreciation (depreciation)	74,103,403	923,485,219
Net increase (decrease) in net assets resulting from operations	171,962,646	978,825,358
Distributions to shareholders	(117,006,432)	(60,668,247)
Share transactions - net increase (decrease)	2,268,983,634	1,587,446,404
Total increase (decrease) in net assets	2,323,939,848	2,505,603,515
Net Assets
Beginning of period	4,085,791,639	1,580,188,124
End of period	$6,409,731,487	$4,085,791,639

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2055 Fund Investor Class

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$18.51	$12.59	$15.33	$15.01	$13.53
Income from Investment Operations
Net investment income (loss)A,B	.34	.26	.28	.31	.28
Net realized and unrealized gain (loss)	.58	5.99	(1.33)	.34	1.49
Total from investment operations	.92	6.25	(1.05)	.65	1.77
Distributions from net investment income	(.31)	(.24)	(.26)	(.30)	(.26)
Distributions from net realized gain	(.08)	(.09)	(1.42)	(.03)	(.04)
Total distributions	(.38)C	(.33)	(1.69)C	(.33)	(.29)C
Net asset value, end of period	$19.05	$18.51	$12.59	$15.33	$15.01
Total ReturnD	4.88%	49.88%	(8.94)%	4.57%	13.09%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.12%	.12%	.12%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.11%	.12%
Expenses net of all reductions	.12%	.12%	.12%	.11%	.12%
Net investment income (loss)	1.75%	1.59%	1.83%	2.06%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$781,317	$1,962,061	$867,162	$510,460	$305,192
Portfolio turnover rateG	12%	21%	74%	11%	6%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2055 Fund Institutional Premium Class

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$18.53	$12.61	$15.34	$15.02	$13.54
Income from Investment Operations
Net investment income (loss)A,B	.35	.27	.29	.32	.29
Net realized and unrealized gain (loss)	.58	5.99	(1.33)	.34	1.49
Total from investment operations	.93	6.26	(1.04)	.66	1.78
Distributions from net investment income	(.33)	(.25)	(.27)	(.30)	(.26)
Distributions from net realized gain	(.08)	(.09)	(1.42)	(.03)	(.04)
Total distributions	(.40)C	(.34)	(1.69)	(.34)C	(.30)
Net asset value, end of period	$19.06	$18.53	$12.61	$15.34	$15.02
Total ReturnD	4.92%	49.87%	(8.85)%	4.61%	13.13%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.08%	.08%	.08%	.10%	.10%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.05%	.07%
Expenses net of all reductions	.08%	.08%	.08%	.05%	.07%
Net investment income (loss)	1.79%	1.63%	1.87%	2.12%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$4,444,575	$1,659,777	$713,027	$516,194	$342,884
Portfolio turnover rateG	12%	21%	74%	11%	6%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2055 Fund Premier Class

Years ended March 31,	2022	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$18.52	$14.66
Income from Investment Operations
Net investment income (loss)B,C	.35	.39
Net realized and unrealized gain (loss)	.60	3.77
Total from investment operations	.95	4.16
Distributions from net investment income	(.33)	(.25)
Distributions from net realized gain	(.08)	(.05)
Total distributions	(.41)	(.30)
Net asset value, end of period	$19.06	$18.52
Total ReturnD,E	4.99%	28.47%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.06%	.06%H
Expenses net of fee waivers, if any	.06%	.06%H
Expenses net of all reductions	.06%	.06%H
Net investment income (loss)	1.81%	2.84%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,183,840	$463,953
Portfolio turnover rateI	12%	21%
 A For the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Total Market Index Fund	53.9
Fidelity Series Global ex U.S. Index Fund	36.0
Fidelity Series Bond Index Fund	4.7
Fidelity Series Long-Term Treasury Bond Index Fund	4.6
Fidelity Series International Developed Markets Bond Index Fund	0.8
Fidelity Cash Central Fund 0.31%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	53.9%
International Equity Funds	36.0%
Bond Funds	10.1%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2060 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

Domestic Equity Funds - 53.9%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $1,256,353,721)	101,658,544	1,535,044,017

International Equity Funds - 36.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $997,695,739)	72,407,754	1,024,569,721

Bond Funds - 10.1%
Fidelity Series Bond Index Fund (a)	13,860,820	135,420,207
Fidelity Series International Developed Markets Bond Index Fund (a)	2,321,115	21,656,004
Fidelity Series Long-Term Treasury Bond Index Fund (a)	17,230,089	131,293,277
TOTAL BOND FUNDS
(Cost $313,031,368)		288,369,488

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.31% (b)
(Cost $1,310)	1,310	1,310
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,567,082,138)		2,847,984,536
NET OTHER ASSETS (LIABILITIES) - 0.0%		(141,441)
NET ASSETS - 100%		$2,847,843,095

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$--	$788,962	$787,652	$1	$--	$--	$1,310	0.0%
Total	$--	$788,962	$787,652	$1	$--	$--	$1,310

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$114,125,363	$82,530,393	$52,624,409	$2,309,283	$(1,595,018)	$(7,016,122)	$135,420,207
Fidelity Series Global ex U.S. Index Fund	586,616,378	558,031,884	60,367,139	23,707,982	(1,617,673)	(58,093,729)	1,024,569,721
Fidelity Series International Developed Markets Bond Index Fund	--	22,725,105	175,489	6,062	(1,852)	(891,760)	21,656,004
Fidelity Series Long-Term Treasury Bond Index Fund	48,726,412	95,625,966	4,856,241	1,958,921	(604,862)	(7,597,998)	131,293,277
Fidelity Series Total Market Index Fund	880,646,823	706,601,646	146,798,540	20,572,290	(1,971,262)	96,565,350	1,535,044,017
	$1,630,114,976	$1,465,514,994	$264,821,818	$48,554,538	$(5,790,667)	$22,965,741	$2,847,983,226

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$1,535,044,017	$1,535,044,017	$--	$--
International Equity Funds	1,024,569,721	1,024,569,721	--	--
Bond Funds	288,369,488	288,369,488	--	--
Short-Term Funds	1,310	1,310	--	--
Total Investments in Securities:	$2,847,984,536	$2,847,984,536	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $1,310)	$1,310
Other affiliated issuers (cost $2,567,080,828)	2,847,983,226
Total Investment in Securities (cost $2,567,082,138)		$2,847,984,536
Receivable for investments sold		32,297,243
Receivable for fund shares sold		8,811,850
Total assets		2,889,093,629
Liabilities
Payable for investments purchased	$38,174,767
Payable for fund shares redeemed	2,936,083
Accrued management fee	139,684
Total liabilities		41,250,534
Net Assets		$2,847,843,095
Net Assets consist of:
Paid in capital		$2,576,166,454
Total accumulated earnings (loss)		271,676,641
Net Assets		$2,847,843,095
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($402,772,216 ÷ 24,963,543 shares)		$16.13
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($1,938,418,594 ÷ 120,111,240 shares)		$16.14
Premier Class:
Net Asset Value, offering price and redemption price per share ($506,652,285 ÷ 31,385,360 shares)		$16.14

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$43,305,664
Income from Fidelity Central Funds		1
Total income		43,305,665
Expenses
Management fee	$1,863,400
Independent trustees' fees and expenses	6,425
Total expenses		1,869,825
Net investment income (loss)		41,435,840
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(5,790,667)
Capital gain distributions from underlying funds:
Affiliated issuers	5,248,874
Total net realized gain (loss)		(541,793)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	22,965,741
Total change in net unrealized appreciation (depreciation)		22,965,741
Net gain (loss)		22,423,948
Net increase (decrease) in net assets resulting from operations		$63,859,788

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,435,840	$17,413,584
Net realized gain (loss)	(541,793)	3,741,128
Change in net unrealized appreciation (depreciation)	22,965,741	347,013,939
Net increase (decrease) in net assets resulting from operations	63,859,788	368,168,651
Distributions to shareholders	(49,042,894)	(22,742,707)
Share transactions - net increase (decrease)	1,203,015,315	720,267,363
Total increase (decrease) in net assets	1,217,832,209	1,065,693,307
Net Assets
Beginning of period	1,630,010,886	564,317,579
End of period	$2,847,843,095	$1,630,010,886

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2060 Fund Investor Class

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$15.67	$10.65	$12.49	$12.23	$11.04
Income from Investment Operations
Net investment income (loss)A,B	.29	.23	.24	.26	.24
Net realized and unrealized gain (loss)	.49	5.06	(1.19)	.27	1.21
Total from investment operations	.78	5.29	(.95)	.53	1.45
Distributions from net investment income	(.26)	(.20)	(.21)	(.24)	(.20)
Distributions from net realized gain	(.06)	(.07)	(.68)	(.03)	(.06)
Total distributions	(.32)	(.27)	(.89)	(.27)	(.26)
Net asset value, end of period	$16.13	$15.67	$10.65	$12.49	$12.23
Total ReturnC	4.87%	49.89%	(8.95)%	4.54%	13.17%
Ratios to Average Net AssetsB,D,E
Expenses before reductions	.12%	.12%	.12%	.15%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.11%	.12%
Expenses net of all reductions	.12%	.12%	.12%	.11%	.12%
Net investment income (loss)	1.76%	1.58%	1.85%	2.13%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$402,772	$813,216	$323,054	$160,477	$82,123
Portfolio turnover rateF	12%	24%	67%	15%	7%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2060 Fund Institutional Premium Class

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$15.68	$10.66	$12.50	$12.23	$11.05
Income from Investment Operations
Net investment income (loss)A,B	.30	.23	.24	.27	.24
Net realized and unrealized gain (loss)	.50	5.07	(1.19)	.27	1.21
Total from investment operations	.80	5.30	(.95)	.54	1.45
Distributions from net investment income	(.27)	(.21)	(.21)	(.24)	(.21)
Distributions from net realized gain	(.06)	(.07)	(.68)	(.03)	(.06)
Total distributions	(.34)C	(.28)	(.89)	(.27)	(.27)
Net asset value, end of period	$16.14	$15.68	$10.66	$12.50	$12.23
Total ReturnD	4.96%	49.92%	(8.93)%	4.66%	13.12%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.08%	.08%	.08%	.10%	.10%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.05%	.07%
Expenses net of all reductions	.08%	.08%	.08%	.05%	.07%
Net investment income (loss)	1.80%	1.62%	1.90%	2.19%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$1,938,419	$633,265	$241,263	$138,092	$73,658
Portfolio turnover rateG	12%	24%	67%	15%	7%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2060 Fund Premier Class

Years ended March 31,	2022	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$15.69	$12.41
Income from Investment Operations
Net investment income (loss)B,C	.30	.32
Net realized and unrealized gain (loss)	.49	3.21
Total from investment operations	.79	3.53
Distributions from net investment income	(.27)	(.21)
Distributions from net realized gain	(.06)	(.04)
Total distributions	(.34)D	(.25)
Net asset value, end of period	$16.14	$15.69
Total ReturnE,F	4.91%	28.52%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.06%	.06%I
Expenses net of fee waivers, if any	.06%	.06%I
Expenses net of all reductions	.06%	.06%I
Net investment income (loss)	1.82%	2.82%I
Supplemental Data
Net assets, end of period (000 omitted)	$506,652	$183,530
Portfolio turnover rateJ	12%	24%

 A For the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2065 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Total Market Index Fund	53.9
Fidelity Series Global ex U.S. Index Fund	36.0
Fidelity Series Bond Index Fund	4.7
Fidelity Series Long-Term Treasury Bond Index Fund	4.6
Fidelity Series International Developed Markets Bond Index Fund	0.8
Fidelity Cash Central Fund 0.31%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	53.9%
International Equity Funds	36.0%
Bond Funds	10.1%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2065 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

Domestic Equity Funds - 53.9%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $232,383,793)	17,084,349	257,973,665

International Equity Funds - 36.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $175,067,832)	12,168,283	172,181,203

Bond Funds - 10.1%
Fidelity Series Bond Index Fund (a)	2,328,662	22,751,030
Fidelity Series International Developed Markets Bond Index Fund (a)	390,243	3,640,969
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,895,452	22,063,342
TOTAL BOND FUNDS
(Cost $52,442,950)		48,455,341

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.31% (b)
(Cost $144)	144	144
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $459,894,719)		478,610,353
NET OTHER ASSETS (LIABILITIES) - 0.0%		(23,470)
NET ASSETS - 100%		$478,586,883

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$--	$80,748	$80,604	$--	$--	$--	$144	0.0%
Total	$--	$80,748	$80,604	$--	$--	$--	$144

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$12,831,238	$19,020,009	$7,648,743	$329,127	$(230,565)	$(1,220,909)	$22,751,030
Fidelity Series Global ex U.S. Index Fund	65,956,447	124,854,963	8,318,559	3,652,688	(316,680)	(9,994,968)	172,181,203
Fidelity Series International Developed Markets Bond Index Fund	--	3,824,177	38,580	890	(621)	(144,007)	3,640,969
Fidelity Series Long-Term Treasury Bond Index Fund	5,478,347	18,828,319	743,064	283,662	(94,486)	(1,405,774)	22,063,342
Fidelity Series Total Market Index Fund	99,015,602	168,483,521	20,568,666	3,036,399	(457,619)	11,500,827	257,973,665
	$183,281,634	$335,010,989	$37,317,612	$7,302,766	$(1,099,971)	$(1,264,831)	$478,610,209

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$257,973,665	$257,973,665	$--	$--
International Equity Funds	172,181,203	172,181,203	--	--
Bond Funds	48,455,341	48,455,341	--	--
Short-Term Funds	144	144	--	--
Total Investments in Securities:	$478,610,353	$478,610,353	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2065 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $144)	$144
Other affiliated issuers (cost $459,894,575)	478,610,209
Total Investment in Securities (cost $459,894,719)		$478,610,353
Cash		407
Receivable for investments sold		5,215,566
Receivable for fund shares sold		2,028,682
Total assets		485,855,008
Liabilities
Payable for investments purchased	$6,626,399
Payable for fund shares redeemed	618,162
Accrued management fee	23,564
Total liabilities		7,268,125
Net Assets		$478,586,883
Net Assets consist of:
Paid in capital		$461,053,100
Total accumulated earnings (loss)		17,533,783
Net Assets		$478,586,883
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($74,400,518 ÷ 5,705,018 shares)		$13.04
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($298,535,702 ÷ 22,891,414 shares)		$13.04
Premier Class:
Net Asset Value, offering price and redemption price per share ($105,650,663 ÷ 8,102,075 shares)		$13.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$6,563,451
Expenses
Management fee	$266,135
Independent trustees' fees and expenses	867
Total expenses		267,002
Net investment income (loss)		6,296,449
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(1,099,971)
Capital gain distributions from underlying funds:
Affiliated issuers	739,315
Total net realized gain (loss)		(360,656)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(1,264,831)
Total change in net unrealized appreciation (depreciation)		(1,264,831)
Net gain (loss)		(1,625,487)
Net increase (decrease) in net assets resulting from operations		$4,670,962

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,296,449	$1,408,492
Net realized gain (loss)	(360,656)	205,272
Change in net unrealized appreciation (depreciation)	(1,264,831)	24,328,497
Net increase (decrease) in net assets resulting from operations	4,670,962	25,942,261
Distributions to shareholders	(7,030,508)	(1,821,588)
Share transactions - net increase (decrease)	297,675,782	133,890,708
Total increase (decrease) in net assets	295,316,236	158,011,381
Net Assets
Beginning of period	183,270,647	25,259,266
End of period	$478,586,883	$183,270,647

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2065 Fund Investor Class

Years ended March 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.65	$8.60	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.25	.12	.25
Net realized and unrealized gain (loss)	.38D	4.15	(1.43)
Total from investment operations	.63	4.27	(1.18)
Distributions from net investment income	(.20)	(.15)	(.19)
Distributions from net realized gain	(.04)	(.07)	(.02)
Total distributions	(.24)	(.22)	(.22)E
Net asset value, end of period	$13.04	$12.65	$8.60
Total ReturnF	4.87%	49.88%	(12.24)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.12%	.12%	.12%I
Expenses net of fee waivers, if any	.12%	.12%	.12%I
Expenses net of all reductions	.12%	.12%	.12%I
Net investment income (loss)	1.88%	1.04%	3.25%I
Supplemental Data
Net assets, end of period (000 omitted)	$74,401	$86,437	$15,363
Portfolio turnover rateJ	11%	33%	103%I

 A For the period June 28, 2019 (commencement of operations) through March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2065 Fund Institutional Premium Class

Years ended March 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.65	$8.60	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.26	.12	.25
Net realized and unrealized gain (loss)	.38D	4.15	(1.43)
Total from investment operations	.64	4.27	(1.18)
Distributions from net investment income	(.21)	(.15)	(.19)
Distributions from net realized gain	(.04)	(.07)	(.02)
Total distributions	(.25)	(.22)	(.22)E
Net asset value, end of period	$13.04	$12.65	$8.60
Total ReturnF	4.95%	49.92%	(12.23)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.08%	.08%	.08%I
Expenses net of fee waivers, if any	.08%	.08%	.08%I
Expenses net of all reductions	.08%	.08%	.08%I
Net investment income (loss)	1.92%	1.08%	3.29%I
Supplemental Data
Net assets, end of period (000 omitted)	$298,536	$66,985	$9,896
Portfolio turnover rateJ	11%	33%	103%I

 A For the period June 28, 2019 (commencement of operations) through March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2065 Fund Premier Class

Years ended March 31,	2022	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$12.65	$9.99
Income from Investment Operations
Net investment income (loss)B,C	.26	.59
Net realized and unrealized gain (loss)	.38D	2.25
Total from investment operations	.64	2.84
Distributions from net investment income	(.21)	(.15)
Distributions from net realized gain	(.04)	(.03)
Total distributions	(.25)	(.18)
Net asset value, end of period	$13.04	$12.65
Total ReturnE	4.96%	28.47%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.06%	.06%H
Expenses net of fee waivers, if any	.06%	.06%H
Expenses net of all reductions	.06%	.06%H
Net investment income (loss)	1.94%	6.34%H
Supplemental Data
Net assets, end of period (000 omitted)	$105,651	$29,849
Portfolio turnover rateI	11%	33%

 A For the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2022

1. Organization.

Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund and Fidelity Freedom Index 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Investor Class, Institutional Premium Class and Premier Class shares, each of which has equal rights as to assets and voting privileges. Premier Class commenced sale of shares on June 24, 2020. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of March 31, 2022 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds (ETFs) that are deemed to be return of capital are recorded as a reduction of cost of investments.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Freedom Index 2030 Fund	$16,722

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2022, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs) and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Index Income Fund	$1,310,441,985	$54,094,793	$(50,840,324)	$3,254,469
Fidelity Freedom Index 2005 Fund	246,806,254	16,596,304	(7,686,372)	8,909,932
Fidelity Freedom Index 2010 Fund	778,464,279	78,592,173	(20,514,303)	58,077,870
Fidelity Freedom Index 2015 Fund	2,274,291,224	259,283,037	(70,799,262)	188,483,775
Fidelity Freedom Index 2020 Fund	7,602,159,824	1,086,631,728	(235,077,815)	851,553,913
Fidelity Freedom Index 2025 Fund	12,343,522,888	1,702,728,763	(429,597,112)	1,273,131,651
Fidelity Freedom Index 2030 Fund	15,064,778,335	2,299,345,633	(506,592,273)	1,792,753,360
Fidelity Freedom Index 2035 Fund	12,966,394,096	2,182,102,265	(389,052,036)	1,793,050,229
Fidelity Freedom Index 2040 Fund	12,333,924,896	2,439,900,164	(278,883,301)	2,161,016,863
Fidelity Freedom Index 2045 Fund	10,047,132,190	1,814,452,017	(231,282,197)	1,583,169,820
Fidelity Freedom Index 2050 Fund	8,983,297,345	1,643,642,135	(204,702,344)	1,438,939,791
Fidelity Freedom Index 2055 Fund	5,680,453,309	869,731,303	(140,143,439)	729,587,864
Fidelity Freedom Index 2060 Fund	2,578,392,802	337,378,608	(67,786,874)	269,591,734
Fidelity Freedom Index 2065 Fund	461,472,318	31,650,492	(14,512,457)	17,138,035

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Freedom Index Income Fund	$1,230,235	$2,164,617	$3,254,469
Fidelity Freedom Index 2005 Fund	509,662	1,628,453	8,909,932
Fidelity Freedom Index 2010 Fund	1,371,561	6,656,195	58,077,870
Fidelity Freedom Index 2015 Fund	3,895,834	7,457,183	188,483,775
Fidelity Freedom Index 2020 Fund	10,914,215	23,235,449	851,553,913
Fidelity Freedom Index 2025 Fund	24,341,687	13,739,368	1,273,131,651
Fidelity Freedom Index 2030 Fund	26,356,682	17,885,774	1,792,753,360
Fidelity Freedom Index 2035 Fund	14,058,572	9,170,228	1,793,050,229
Fidelity Freedom Index 2040 Fund	7,599,049	9,815,134	2,161,016,863
Fidelity Freedom Index 2045 Fund	3,094,465	5,686,627	1,583,169,820
Fidelity Freedom Index 2050 Fund	2,493,014	4,969,400	1,438,939,791
Fidelity Freedom Index 2055 Fund	939,150	3,533,485	729,587,864
Fidelity Freedom Index 2060 Fund	436,985	1,647,922	269,591,734
Fidelity Freedom Index 2065 Fund	118,395	277,354	17,138,035

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2021 to March 31, 2022. Loss deferrals were as follows:

Capital losses
Fidelity Freedom Index Income Fund	$(635,659)
Fidelity Freedom Index 2015 Fund	(446,575)

The tax character of distributions paid was as follows:

March 31, 2022
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Index Income Fund	$20,848,948	$4,645,112	$25,494,060
Fidelity Freedom Index 2005 Fund	4,372,992	3,451,195	7,824,187
Fidelity Freedom Index 2010 Fund	15,196,336	17,462,007	32,658,343
Fidelity Freedom Index 2015 Fund	44,065,214	27,464,352	71,529,566
Fidelity Freedom Index 2020 Fund	160,978,042	76,784,154	237,762,196
Fidelity Freedom Index 2025 Fund	250,811,546	44,953,130	295,764,676
Fidelity Freedom Index 2030 Fund	311,054,323	52,775,321	363,829,644
Fidelity Freedom Index 2035 Fund	251,316,518	38,429,382	289,745,900
Fidelity Freedom Index 2040 Fund	253,789,486	37,756,017	291,545,503
Fidelity Freedom Index 2045 Fund	198,196,298	27,800,302	225,996,600
Fidelity Freedom Index 2050 Fund	176,885,865	25,539,609	202,425,474
Fidelity Freedom Index 2055 Fund	103,441,230	13,565,202	117,006,432
Fidelity Freedom Index 2060 Fund	43,672,025	5,370,869	49,042,894
Fidelity Freedom Index 2065 Fund	6,539,505	491,004	7,030,509

March 31, 2021
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Index Income Fund	$15,038,006	$2,346,771	$17,384,777
Fidelity Freedom Index 2005 Fund	4,509,978	949,514	5,459,492
Fidelity Freedom Index 2010 Fund	17,243,995	4,267,778	21,511,773
Fidelity Freedom Index 2015 Fund	40,855,832	11,600,355	52,456,187
Fidelity Freedom Index 2020 Fund	142,448,517	35,936,351	178,384,868
Fidelity Freedom Index 2025 Fund	190,228,325	36,769,145	226,997,470
Fidelity Freedom Index 2030 Fund	227,350,731	46,511,322	273,862,053
Fidelity Freedom Index 2035 Fund	165,789,771	26,757,833	192,547,604
Fidelity Freedom Index 2040 Fund	164,016,123	17,057,200	181,073,323
Fidelity Freedom Index 2045 Fund	120,224,537	11,121,553	131,346,090
Fidelity Freedom Index 2050 Fund	109,788,546	9,867,858	119,656,404
Fidelity Freedom Index 2055 Fund	56,445,213	4,223,034	60,668,247
Fidelity Freedom Index 2060 Fund	21,418,348	1,324,359	22,742,707
Fidelity Freedom Index 2065 Fund	1,765,827	55,761	1,821,588

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Index Income Fund	791,025,930	436,620,750
Fidelity Freedom Index 2005 Fund	122,097,657	115,761,834
Fidelity Freedom Index 2010 Fund	335,095,066	361,136,067
Fidelity Freedom Index 2015 Fund	1,128,764,803	778,071,435
Fidelity Freedom Index 2020 Fund	3,905,070,300	2,916,673,530
Fidelity Freedom Index 2025 Fund	5,880,114,040	3,110,559,042
Fidelity Freedom Index 2030 Fund	7,016,925,282	3,164,095,607
Fidelity Freedom Index 2035 Fund	5,989,837,673	1,948,193,048
Fidelity Freedom Index 2040 Fund	5,344,200,869	1,698,432,530
Fidelity Freedom Index 2045 Fund	4,579,959,969	1,249,801,219
Fidelity Freedom Index 2050 Fund	4,055,418,907	1,110,797,135
Fidelity Freedom Index 2055 Fund	2,898,044,914	635,615,638
Fidelity Freedom Index 2060 Fund	1,465,514,994	264,821,818
Fidelity Freedom Index 2065 Fund	335,010,989	37,317,612

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. Under the management contract, Investor Class, Institutional Premium Class and Premier Class of each Fund pays an all-inclusive monthly management fee at an annual rate of .12%, .08% and .06% of class-level average net assets, respectively. Under the management contract, each Fund's investment adviser pays all ordinary operating expenses of the Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as interest expense. In addition, under the expense contract, total expenses, including acquired fund fees and expenses, are limited to an annual rate of .12%, .08% and .06% of class-level average net assets for Investor Class, Institutional Premium Class and Premier Class, respectively, with certain exceptions.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Operations as "Net realized gain (loss) on Affiliated issuers."

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
Fidelity Freedom Index Income Fund	22,256,667	603,802
Fidelity Freedom Index 2005 Fund	4,949,577	166,635
Fidelity Freedom Index 2010 Fund	14,191,070	631,236
Fidelity Freedom Index 2015 Fund	29,748,230	1,152,683
Fidelity Freedom Index 2020 Fund	84,251,171	2,931,515
Fidelity Freedom Index 2025 Fund	109,006,154	2,675,858
Fidelity Freedom Index 2030 Fund	107,554,641	2,308,913

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Freedom Index Income Fund	$7
Fidelity Freedom Index 2015 Fund	1
Fidelity Freedom Index 2020 Fund	1
Fidelity Freedom Index 2025 Fund	5
Fidelity Freedom Index 2030 Fund	4
Fidelity Freedom Index 2035 Fund	4
Fidelity Freedom Index 2040 Fund	6
Fidelity Freedom Index 2045 Fund	3
Fidelity Freedom Index 2050 Fund	1
Fidelity Freedom Index 2055 Fund	2

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended March 31, 2022	Year ended March 31, 2021(a)
Fidelity Freedom Index Income Fund
Distributions to shareholders
Investor Class	$5,394,946	$8,412,828
Institutional Premium Class	14,202,717	7,708,099
Premier Class	5,896,397	1,263,850
Total	$25,494,060	$17,384,777
Fidelity Freedom Index 2005 Fund
Distributions to shareholders
Investor Class	$1,971,108	$3,094,696
Institutional Premium Class	5,359,867	2,342,566
Premier Class	493,212	22,230
Total	$7,824,187	$5,459,492
Fidelity Freedom Index 2010 Fund
Distributions to shareholders
Investor Class	$9,206,372	$11,290,367
Institutional Premium Class	21,972,614	10,170,590
Premier Class	1,479,357	50,816
Total	$32,658,343	$21,511,773
Fidelity Freedom Index 2015 Fund
Distributions to shareholders
Investor Class	$19,585,383	$29,570,606
Institutional Premium Class	38,768,703	19,997,848
Premier Class	13,175,481	2,887,733
Total	$71,529,567	$52,456,187
Fidelity Freedom Index 2020 Fund
Distributions to shareholders
Investor Class	$54,889,794	$85,208,069
Institutional Premium Class	143,219,434	84,177,868
Premier Class	39,652,970	8,998,931
Total	$237,762,198	$178,384,868
Fidelity Freedom Index 2025 Fund
Distributions to shareholders
Investor Class	$60,731,557	$115,896,659
Institutional Premium Class	181,892,966	97,430,146
Premier Class	53,140,152	13,670,665
Total	$295,764,675	$226,997,470
Fidelity Freedom Index 2030 Fund
Distributions to shareholders
Investor Class	$64,572,151	$126,312,338
Institutional Premium Class	234,597,582	130,580,791
Premier Class	64,659,912	16,968,924
Total	$363,829,645	$273,862,053
Fidelity Freedom Index 2035 Fund
Distributions to shareholders
Investor Class	$45,530,507	$94,053,841
Institutional Premium Class	185,004,887	82,015,645
Premier Class	59,210,505	16,478,118
Total	$289,745,899	$192,547,604
Fidelity Freedom Index 2040 Fund
Distributions to shareholders
Investor Class	$38,299,288	$77,259,320
Institutional Premium Class	192,780,856	87,999,856
Premier Class	60,465,360	15,814,147
Total	$291,545,504	$181,073,323
Fidelity Freedom Index 2045 Fund
Distributions to shareholders
Investor Class	$27,779,533	$58,856,169
Institutional Premium Class	146,966,158	57,739,290
Premier Class	51,250,909	14,750,631
Total	$225,996,600	$131,346,090
Fidelity Freedom Index 2050 Fund
Distributions to shareholders
Investor Class	$23,949,677	$51,192,283
Institutional Premium Class	133,604,581	54,421,670
Premier Class	44,871,215	14,042,451
Total	$202,425,473	$119,656,404
Fidelity Freedom Index 2055 Fund
Distributions to shareholders
Investor Class	$14,928,491	$29,441,694
Institutional Premium Class	80,213,438	25,548,688
Premier Class	21,864,503	5,677,865
Total	$117,006,432	$60,668,247
Fidelity Freedom Index 2060 Fund
Distributions to shareholders
Investor Class	$7,097,374	$11,318,290
Institutional Premium Class	33,140,534	9,224,021
Premier Class	8,804,986	2,200,396
Total	$49,042,894	$22,742,707
Fidelity Freedom Index 2065 Fund
Distributions to shareholders
Investor Class	$1,109,725	$841,482
Institutional Premium Class	4,299,113	687,282
Premier Class	1,621,670	292,824
Total	$7,030,508	$1,821,588

 (a) Distributions for Premier Class are for the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

8. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2022	Year endedMarch 31, 2021(a)	Year ended March 31, 2022	Year endedMarch 31, 2021(a)
Fidelity Freedom Index Income Fund
Investor Class
Shares sold	8,481,393	25,346,654	$107,435,815	$313,022,247
Reinvestment of distributions	405,350	669,162	5,132,886	8,284,732
Shares redeemed	(28,504,938)	(12,670,498)	(360,223,936)	(156,674,466)
Net increase (decrease)	(19,618,195)	13,345,318	$(247,655,235)	$164,632,513
Institutional Premium Class
Shares sold	49,575,552	22,139,554	$625,596,426	$274,262,737
Reinvestment of distributions	1,122,790	624,286	14,202,305	7,707,999
Shares redeemed	(23,203,204)	(13,644,960)	(292,198,319)	(169,112,774)
Net increase (decrease)	27,495,138	9,118,880	$347,600,412	$112,857,962
Premier Class
Shares sold	23,047,327	10,271,674	$292,916,276	$127,086,326
Reinvestment of distributions	466,673	100,652	5,896,397	1,263,850
Shares redeemed	(3,183,861)	(924,567)	(40,016,365)	(11,595,922)
Net increase (decrease)	20,330,139	9,447,759	$258,796,308	$116,754,254
Fidelity Freedom Index 2005 Fund
Investor Class
Shares sold	1,966,344	5,948,859	$27,694,913	$80,804,523
Reinvestment of distributions	136,839	224,144	1,909,546	3,069,159
Shares redeemed	(8,224,180)	(3,445,237)	(115,310,215)	(46,986,744)
Net increase (decrease)	(6,120,997)	2,727,766	$(85,705,756)	$36,886,938
Institutional Premium Class
Shares sold	10,602,908	5,645,336	$148,404,517	$76,755,285
Reinvestment of distributions	384,063	171,436	5,359,861	2,342,563
Shares redeemed	(5,215,870)	(4,736,494)	(73,005,068)	(64,741,537)
Net increase (decrease)	5,771,101	1,080,278	$80,759,310	$14,356,311
Premier Class
Shares sold	1,354,970	600,224	$18,878,809	$8,328,392
Reinvestment of distributions	35,321	1,599	493,212	22,230
Shares redeemed	(338,396)	(44,365)	(4,708,998)	(613,549)
Net increase (decrease)	1,051,895	557,458	$14,663,023	$7,737,073
Fidelity Freedom Index 2010 Fund
Investor Class
Shares sold	4,839,851	14,253,379	$69,231,957	$194,656,950
Reinvestment of distributions	629,142	815,639	8,957,156	11,194,136
Shares redeemed	(23,046,498)	(9,852,689)	(329,686,734)	(134,317,265)
Net increase (decrease)	(17,577,505)	5,216,329	$(251,497,621)	$71,533,821
Institutional Premium Class
Shares sold	30,215,121	12,764,960	$432,730,529	$175,013,482
Reinvestment of distributions	1,543,158	740,911	21,972,507	10,170,483
Shares redeemed	(17,715,741)	(12,005,791)	(253,268,269)	(166,079,070)
Net increase (decrease)	14,042,538	1,500,080	$201,434,767	$19,104,895
Premier Class
Shares sold	3,790,957	634,183	$54,389,609	$8,936,506
Reinvestment of distributions	103,754	3,609	1,479,357	50,816
Shares redeemed	(1,030,719)	(98,674)	(14,643,434)	(1,390,529)
Net increase (decrease)	2,863,992	539,118	$41,225,532	$7,596,793
Fidelity Freedom Index 2015 Fund
Investor Class
Shares sold	9,632,515	30,386,441	$149,498,195	$439,572,501
Reinvestment of distributions	1,223,278	2,006,976	18,981,469	29,308,339
Shares redeemed	(49,325,988)	(22,842,196)	(763,372,393)	(330,139,338)
Net increase (decrease)	(38,470,195)	9,551,221	$(594,892,729)	$138,741,502
Institutional Premium Class
Shares sold	72,324,204	23,158,561	$1,119,918,590	$338,139,301
Reinvestment of distributions	2,497,214	1,376,153	38,768,136	19,997,502
Shares redeemed	(36,385,158)	(25,524,261)	(563,536,135)	(370,171,600)
Net increase (decrease)	38,436,260	(989,547)	$595,150,591	$(12,034,797)
Premier Class
Shares sold	28,204,523	11,490,600	$440,324,385	$166,710,022
Reinvestment of distributions	846,552	192,131	13,175,481	2,887,733
Shares redeemed	(4,946,640)	(1,014,112)	(76,128,706)	(15,254,846)
Net increase (decrease)	24,104,435	10,668,619	$377,371,160	$154,342,909
Fidelity Freedom Index 2020 Fund
Investor Class
Shares sold	35,110,862	93,262,515	$599,390,051	$1,457,966,429
Reinvestment of distributions	3,058,846	5,341,510	52,438,843	84,421,816
Shares redeemed	(147,696,067)	(67,103,425)	(2,511,947,013)	(1,042,246,096)
Net increase (decrease)	(109,526,359)	31,500,600	$(1,860,118,119)	$500,142,149
Institutional Premium Class
Shares sold	256,072,951	92,762,476	$4,361,352,030	$1,462,317,439
Reinvestment of distributions	8,329,069	5,347,730	142,869,596	84,177,292
Shares redeemed	(154,828,095)	(99,086,681)	(2,645,131,560)	(1,560,326,361)
Net increase (decrease)	109,573,925	(976,475)	$1,859,090,066	$(13,831,630)
Premier Class
Shares sold	73,480,499	35,288,761	$1,261,881,908	$554,902,192
Reinvestment of distributions	2,305,212	550,393	39,652,970	8,998,931
Shares redeemed	(13,752,567)	(2,787,832)	(233,304,654)	(45,573,915)
Net increase (decrease)	62,033,144	33,051,322	$1,068,230,224	$518,327,208
Fidelity Freedom Index 2025 Fund
Investor Class
Shares sold	56,734,839	136,881,080	$1,091,306,328	$2,374,070,380
Reinvestment of distributions	3,016,077	6,533,424	58,529,327	115,155,009
Shares redeemed	(218,848,664)	(80,881,962)	(4,184,214,590)	(1,389,266,714)
Net increase (decrease)	(159,097,748)	62,532,542	$(3,034,378,935)	$1,099,958,675
Institutional Premium Class
Shares sold	359,319,662	123,878,730	$6,891,531,555	$2,166,148,471
Reinvestment of distributions	9,335,797	5,535,115	181,616,864	97,428,286
Shares redeemed	(156,142,595)	(89,951,270)	(3,006,248,743)	(1,569,492,319)
Net increase (decrease)	212,512,864	39,462,575	$4,066,899,676	$694,084,438
Premier Class
Shares sold	103,732,816	50,993,626	$2,004,154,818	$888,752,718
Reinvestment of distributions	2,725,958	749,488	53,140,152	13,670,665
Shares redeemed	(14,391,020)	(2,479,402)	(276,169,756)	(45,269,946)
Net increase (decrease)	92,067,754	49,263,712	$1,781,125,214	$857,153,437
Fidelity Freedom Index 2030 Fund
Investor Class
Shares sold	58,229,571	137,199,675	$1,179,636,160	$2,474,790,896
Reinvestment of distributions	3,045,743	6,837,869	62,437,318	125,630,168
Shares redeemed	(229,481,691)	(78,751,753)	(4,619,212,400)	(1,400,723,236)
Net increase (decrease)	(168,206,377)	65,285,791	$(3,377,138,922)	$1,199,697,828
Institutional Premium Class
Shares sold	406,093,310	139,414,801	$8,204,133,168	$2,527,931,635
Reinvestment of distributions	11,394,470	7,124,570	234,108,725	130,562,601
Shares redeemed	(161,413,837)	(106,014,008)	(3,277,558,518)	(1,924,035,828)
Net increase (decrease)	256,073,943	40,525,363	$5,160,683,375	$734,458,408
Premier Class
Shares sold	111,963,713	58,502,186	$2,276,591,704	$1,058,670,090
Reinvestment of distributions	3,140,937	890,757	64,659,912	16,968,924
Shares redeemed	(10,894,011)	(1,872,075)	(220,435,978)	(35,643,270)
Net increase (decrease)	104,210,639	57,520,868	$2,120,815,638	$1,039,995,744
Fidelity Freedom Index 2035 Fund
Investor Class
Shares sold	43,930,772	106,155,011	$990,304,042	$2,067,431,912
Reinvestment of distributions	1,925,209	4,673,438	44,207,328	93,610,468
Shares redeemed	(185,181,062)	(58,991,939)	(4,137,404,034)	(1,126,333,179)
Net increase (decrease)	(139,325,081)	51,836,510	$(3,102,892,664)	$1,034,709,201
Institutional Premium Class
Shares sold	335,010,373	106,175,355	$7,523,720,534	$2,077,170,449
Reinvestment of distributions	8,019,906	4,099,741	184,756,784	82,015,174
Shares redeemed	(110,785,911)	(72,419,322)	(2,505,013,424)	(1,407,709,200)
Net increase (decrease)	232,244,368	37,855,774	$5,203,463,894	$751,476,423
Premier Class
Shares sold	93,239,380	55,493,567	$2,108,785,102	$1,078,127,048
Reinvestment of distributions	2,566,108	793,362	59,210,505	16,478,118
Shares redeemed	(8,782,168)	(2,038,178)	(198,334,451)	(42,393,195)
Net increase (decrease)	87,023,320	54,248,751	$1,969,661,156	$1,052,211,971
Fidelity Freedom Index 2040 Fund
Investor Class
Shares sold	37,137,861	94,239,000	$851,345,804	$1,822,185,978
Reinvestment of distributions	1,579,789	3,838,014	37,071,834	76,912,604
Shares redeemed	(165,957,172)	(51,889,838)	(3,762,192,029)	(983,958,035)
Net increase (decrease)	(127,239,522)	46,187,176	$(2,873,774,391)	$915,140,547
Institutional Premium Class
Shares sold	309,848,319	108,007,290	$7,067,578,292	$2,095,546,770
Reinvestment of distributions	8,185,724	4,401,671	192,445,348	87,992,005
Shares redeemed	(112,622,520)	(79,690,325)	(2,586,606,460)	(1,543,658,400)
Net increase (decrease)	205,411,523	32,718,636	$4,673,417,180	$639,880,375
Premier Class
Shares sold	87,721,736	56,442,508	$2,010,364,701	$1,088,598,987
Reinvestment of distributions	2,568,160	760,296	60,465,360	15,814,147
Shares redeemed	(8,662,197)	(1,954,958)	(198,833,563)	(40,641,374)
Net increase (decrease)	81,627,699	55,247,846	$1,871,996,498	$1,063,771,760
Fidelity Freedom Index 2045 Fund
Investor Class
Shares sold	29,133,566	78,456,124	$692,505,250	$1,578,786,867
Reinvestment of distributions	1,104,373	2,810,714	26,889,804	58,613,839
Shares redeemed	(132,865,847)	(38,311,512)	(3,125,109,903)	(755,400,376)
Net increase (decrease)	(102,627,908)	42,955,326	$(2,405,714,849)	$882,000,330
Institutional Premium Class
Shares sold	253,639,369	80,174,675	$6,006,545,154	$1,614,383,345
Reinvestment of distributions	6,004,169	2,775,034	146,719,719	57,738,665
Shares redeemed	(80,992,620)	(55,359,004)	(1,932,159,045)	(1,103,709,815)
Net increase (decrease)	178,650,918	27,590,705	$4,221,105,828	$568,412,195
Premier Class
Shares sold	69,062,329	51,429,572	$1,643,565,007	$1,028,148,325
Reinvestment of distributions	2,095,498	683,216	51,250,909	14,750,631
Shares redeemed	(6,870,613)	(1,956,312)	(163,853,467)	(42,345,894)
Net increase (decrease)	64,287,214	50,156,476	$1,530,962,449	$1,000,553,062
Fidelity Freedom Index 2050 Fund
Investor Class
Shares sold	26,391,010	71,868,741	$628,297,628	$1,444,342,389
Reinvestment of distributions	951,061	2,438,984	23,206,532	50,991,252
Shares redeemed	(117,454,623)	(32,705,269)	(2,767,122,384)	(647,275,602)
Net increase (decrease)	(90,112,552)	41,602,456	$(2,115,618,224)	$848,058,039
Institutional Premium Class
Shares sold	230,124,478	73,054,143	$5,460,686,676	$1,470,085,092
Reinvestment of distributions	5,456,352	2,613,494	133,435,130	54,420,683
Shares redeemed	(74,077,303)	(55,592,305)	(1,769,373,835)	(1,111,340,338)
Net increase (decrease)	161,503,527	20,075,332	$3,824,747,971	$413,165,437
Premier Class
Shares sold	57,409,710	47,561,412	$1,365,505,044	$950,165,124
Reinvestment of distributions	1,833,409	649,212	44,871,215	14,042,451
Shares redeemed	(6,653,247)	(1,859,530)	(158,753,798)	(40,368,978)
Net increase (decrease)	52,589,872	46,351,094	$1,251,622,461	$923,838,597
Fidelity Freedom Index 2055 Fund
Investor Class
Shares sold	24,774,112	60,294,518	$484,585,522	$997,100,585
Reinvestment of distributions	718,074	1,697,472	14,406,080	29,307,832
Shares redeemed	(90,484,552)	(24,863,112)	(1,751,737,816)	(404,066,375)
Net increase (decrease)	(64,992,366)	37,128,878	$(1,252,746,214)	$622,342,042
Institutional Premium Class
Shares sold	193,036,951	53,569,338	$3,768,032,883	$890,672,417
Reinvestment of distributions	3,977,131	1,479,045	80,133,407	25,548,115
Shares redeemed	(53,422,553)	(22,044,549)	(1,051,225,635)	(367,166,898)
Net increase (decrease)	143,591,529	33,003,834	$2,796,940,655	$549,053,634
Premier Class
Shares sold	41,004,109	25,605,310	$801,547,188	$425,920,576
Reinvestment of distributions	1,085,106	319,340	21,864,503	5,677,865
Shares redeemed	(5,011,662)	(877,791)	(98,622,498)	(15,547,713)
Net increase (decrease)	37,077,553	25,046,859	$724,789,193	$416,050,728
Fidelity Freedom Index 2060 Fund
Investor Class
Shares sold	17,211,123	32,693,069	$285,192,120	$460,071,253
Reinvestment of distributions	398,848	767,367	6,786,474	11,260,566
Shares redeemed	(44,538,034)	(11,895,916)	(730,002,050)	(164,560,792)
Net increase (decrease)	(26,928,063)	21,564,520	$(438,023,456)	$306,771,027
Institutional Premium Class
Shares sold	105,032,297	28,910,560	$1,736,140,469	$407,106,862
Reinvestment of distributions	1,941,239	628,065	33,114,426	9,223,907
Shares redeemed	(27,238,539)	(11,790,585)	(454,917,094)	(167,666,933)
Net increase (decrease)	79,734,997	17,748,040	$1,314,337,801	$248,663,836
Premier Class
Shares sold	21,755,126	12,065,324	$360,975,400	$170,264,870
Reinvestment of distributions	515,720	146,206	8,804,986	2,200,396
Shares redeemed	(2,585,003)	(512,013)	(43,079,416)	(7,632,766)
Net increase (decrease)	19,685,843	11,699,517	$326,700,970	$164,832,500
Fidelity Freedom Index 2065 Fund
Investor Class
Shares sold	5,381,112	6,702,671	$72,027,618	$77,518,102
Reinvestment of distributions	75,587	70,990	1,041,985	835,966
Shares redeemed	(6,585,030)	(1,726,561)	(87,473,204)	(19,269,585)
Net increase (decrease)	(1,128,331)	5,047,100	$(14,403,601)	$59,084,483
Institutional Premium Class
Shares sold	23,020,455	5,635,986	$307,762,479	$64,631,807
Reinvestment of distributions	310,708	58,293	4,293,087	687,080
Shares redeemed	(5,733,491)	(1,550,917)	(77,292,296)	(17,468,608)
Net increase (decrease)	17,597,672	4,143,362	$234,763,270	$47,850,279
Premier Class
Shares sold	6,820,356	2,505,372	$91,713,119	$28,691,071
Reinvestment of distributions	117,284	24,121	1,621,670	292,824
Shares redeemed	(1,194,861)	(170,197)	(16,018,676)	(2,027,949)
Net increase (decrease)	5,742,779	2,359,296	$77,316,113	$26,955,946

 (a) Share transactions for Premier Class are for the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Freedom Index 2020 Fund	Fidelity Freedom Index 2025 Fund	Fidelity Freedom Index 2030 Fund	Fidelity Freedom Index 2035 Fund	Fidelity Freedom Index 2040 Fund	Fidelity Freedom Index 2045 Fund	Fidelity Freedom Index 2050 Fund
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	–%	10%	–%	–%	–%	–%	–%
Fidelity Series Bond Index Fund	14%	20%	22%	12%	–%	–%	–%
Fidelity Series Global ex U.S. Index Fund	–%	–%	13%	14%	16%	13%	12%
Fidelity Series Total Market Index Fund	–%	–%	13%	14%	16%	13%	12%
Fidelity Series Treasury Bill Index Fund	13%	–%	–%	–%	–%	–%	–%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	25%
Fidelity Series Bond Index Fund	89%
Fidelity Series Global ex U.S. Index Fund	94%
Fidelity Series Inflation-Protected Bond Index Fund	22%
Fidelity Series International Developed Markets Bond Index Fund	34%
Fidelity Series Long-Term Treasury Bond Index Fund	26%
Fidelity Series Total Market Index Fund	94%
Fidelity Series Treasury Bill Index Fund	51%

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Aberdeen Street Trust and Shareholders of Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund and Fidelity Freedom Index 2065 Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund, and Fidelity Freedom Index 2065 Fund (the “Funds”), each a fund of Fidelity Aberdeen Street Trust, including the schedules of investments, as of March 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, except for the financial highlights for the Fidelity Freedom Index 2065 Fund, which are for the two years in the period then ended and for the period from June 28, 2019 (commencement of operations) to March 31, 2020; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of March 31, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the period mentioned above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal controls over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal controls over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

May 12, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 292 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092 (plan accounts) or 1-800-544-8544 (all other accounts).

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President and Director of Fidelity Diversifying Solutions LLC (investment adviser firm, 2021-present), President and Director of FIAM LLC (investment adviser firm, 2020-present), and is an employee of Fidelity Investments (2018-present). Previously, Mr. Zlotnikov served as President and Chief Investment Officer of Global Asset Allocation (2018-2020). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2002-2018).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period-B October 1, 2021 to March 31, 2022
Fidelity Freedom Index Income Fund
Investor Class	.12%
Actual		$1,000.00	$970.80	$.59
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$971.00	$.39
Hypothetical-C		$1,000.00	$1,024.53	$.40
Premier Class	.06%
Actual		$1,000.00	$971.20	$.29
Hypothetical-C		$1,000.00	$1,024.63	$.30
Fidelity Freedom Index 2005 Fund
Investor Class	.12%
Actual		$1,000.00	$971.40	$.59
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$971.30	$.39
Hypothetical-C		$1,000.00	$1,024.53	$.40
Premier Class	.06%
Actual		$1,000.00	$972.10	$.30
Hypothetical-C		$1,000.00	$1,024.63	$.30
Fidelity Freedom Index 2010 Fund
Investor Class	.12%
Actual		$1,000.00	$973.00	$.59
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$973.50	$.39
Hypothetical-C		$1,000.00	$1,024.53	$.40
Premier Class	.06%
Actual		$1,000.00	$973.70	$.30
Hypothetical-C		$1,000.00	$1,024.63	$.30
Fidelity Freedom Index 2015 Fund
Investor Class	.12%
Actual		$1,000.00	$975.10	$.59
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$975.70	$.39
Hypothetical-C		$1,000.00	$1,024.53	$.40
Premier Class	.06%
Actual		$1,000.00	$975.30	$.30
Hypothetical-C		$1,000.00	$1,024.63	$.30
Fidelity Freedom Index 2020 Fund
Investor Class	.12%
Actual		$1,000.00	$976.70	$.59
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$976.60	$.39
Hypothetical-C		$1,000.00	$1,024.53	$.40
Premier Class	.06%
Actual		$1,000.00	$976.90	$.30
Hypothetical-C		$1,000.00	$1,024.63	$.30
Fidelity Freedom Index 2025 Fund
Investor Class	.12%
Actual		$1,000.00	$978.30	$.59
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$978.90	$.39
Hypothetical-C		$1,000.00	$1,024.53	$.40
Premier Class	.06%
Actual		$1,000.00	$979.10	$.30
Hypothetical-C		$1,000.00	$1,024.63	$.30
Fidelity Freedom Index 2030 Fund
Investor Class	.12%
Actual		$1,000.00	$981.10	$.59
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$981.70	$.40
Hypothetical-C		$1,000.00	$1,024.53	$.40
Premier Class	.06%
Actual		$1,000.00	$981.40	$.30
Hypothetical-C		$1,000.00	$1,024.63	$.30
Fidelity Freedom Index 2035 Fund
Investor Class	.12%
Actual		$1,000.00	$988.60	$.59
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$989.30	$.40
Hypothetical-C		$1,000.00	$1,024.53	$.40
Premier Class	.06%
Actual		$1,000.00	$988.60	$.30
Hypothetical-C		$1,000.00	$1,024.63	$.30
Fidelity Freedom Index 2040 Fund
Investor Class	.12%
Actual		$1,000.00	$996.00	$.60
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$996.20	$.40
Hypothetical-C		$1,000.00	$1,024.53	$.40
Premier Class	.06%
Actual		$1,000.00	$995.90	$.30
Hypothetical-C		$1,000.00	$1,024.63	$.30
Fidelity Freedom Index 2045 Fund
Investor Class	.12%
Actual		$1,000.00	$995.70	$.60
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$996.40	$.40
Hypothetical-C		$1,000.00	$1,024.53	$.40
Premier Class	.06%
Actual		$1,000.00	$996.20	$.30
Hypothetical-C		$1,000.00	$1,024.63	$.30
Fidelity Freedom Index 2050 Fund
Investor Class	.12%
Actual		$1,000.00	$996.10	$.60
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$996.00	$.40
Hypothetical-C		$1,000.00	$1,024.53	$.40
Premier Class	.06%
Actual		$1,000.00	$996.20	$.30
Hypothetical-C		$1,000.00	$1,024.63	$.30
Fidelity Freedom Index 2055 Fund
Investor Class	.12%
Actual		$1,000.00	$995.60	$.60
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$995.90	$.40
Hypothetical-C		$1,000.00	$1,024.53	$.40
Premier Class	.06%
Actual		$1,000.00	$996.50	$.30
Hypothetical-C		$1,000.00	$1,024.63	$.30
Fidelity Freedom Index 2060 Fund
Investor Class	.12%
Actual		$1,000.00	$995.40	$.60
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$996.00	$.40
Hypothetical-C		$1,000.00	$1,024.53	$.40
Premier Class	.06%
Actual		$1,000.00	$996.20	$.30
Hypothetical-C		$1,000.00	$1,024.63	$.30
Fidelity Freedom Index 2065 Fund
Investor Class	.12%
Actual		$1,000.00	$995.80	$.60
Hypothetical-C		$1,000.00	$1,024.33	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$996.40	$.40
Hypothetical-C		$1,000.00	$1,024.53	$.40
Premier Class	.06%
Actual		$1,000.00	$996.50	$.30
Hypothetical-C		$1,000.00	$1,024.63	$.30

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2022, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom Index Income Fund	$3,634,099
Fidelity Freedom Index 2005 Fund	$3,591,956
Fidelity Freedom Index 2010 Fund	$15,939,507
Fidelity Freedom Index 2015 Fund	$21,498,174
Fidelity Freedom Index 2020 Fund	$59,734,397
Fidelity Freedom Index 2025 Fund	$21,973,061
Fidelity Freedom Index 2030 Fund	$27,091,931
Fidelity Freedom Index 2035 Fund	$15,306,319
Fidelity Freedom Index 2040 Fund	$16,503,938
Fidelity Freedom Index 2045 Fund	$10,766,365
Fidelity Freedom Index 2050 Fund	$9,819,743
Fidelity Freedom Index 2055 Fund	$6,269,714
Fidelity Freedom Index 2060 Fund	$2,819,721
Fidelity Freedom Index 2065 Fund	$422,392

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Freedom Index Income Fund	48.42%
Fidelity Freedom Index 2005 Fund	44.84%
Fidelity Freedom Index 2010 Fund	38.28%
Fidelity Freedom Index 2015 Fund	32.50%
Fidelity Freedom Index 2020 Fund	26.94%
Fidelity Freedom Index 2025 Fund	23.21%
Fidelity Freedom Index 2030 Fund	19.62%
Fidelity Freedom Index 2035 Fund	7.56%
Fidelity Freedom Index 2040 Fund	5.27%
Fidelity Freedom Index 2045 Fund	5.22%
Fidelity Freedom Index 2050 Fund	5.26%
Fidelity Freedom Index 2055 Fund	5.26%
Fidelity Freedom Index 2060 Fund	5.23%
Fidelity Freedom Index 2065 Fund	5.02%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Investor Class	Institutional Premium Class	Premier Class
Fidelity Freedom Index Income Fund
April 2021	0%	0%	0%
May 2021	3%	3%	3%
June 2021	9%	9%	7%
July 2021	10%	8%	8%
August 2021	9%	9%	9%
September 2021	9%	9%	8%
October 2021	10%	8%	8%
November 2021	10%	8%	8%
December 2021	9%	9%	9%
February 2022	0%	0%	0%
March 2022	0%	0%	0%
Fidelity Freedom Index 2005 Fund
May 2021	0%	0%	0%
December 2021	11%	10%	10%
Fidelity Freedom Index 2010 Fund
May 2021	0%	0%	0%
December 2021	15%	14%	14%
Fidelity Freedom Index 2015 Fund
May 2021	0%	0%	0%
December 2021	18%	17%	17%
Fidelity Freedom Index 2020 Fund
May 2021	0%	0%	0%
December 2021	20%	19%	19%
Fidelity Freedom Index 2025 Fund
May 2021	1%	0%	0%
December 2021	22%	21%	21%
Fidelity Freedom Index 2030 Fund
May 2021	0%	0%	0%
December 2021	24%	23%	23%
Fidelity Freedom Index 2035 Fund
May 2021	1%	1%	1%
December 2021	30%	29%	29%
Fidelity Freedom Index 2040 Fund
May 2021	0%	0%	0%
December 2021	33%	32%	32%
Fidelity Freedom Index 2045 Fund
May 2021	–	0%	0%
December 2021	33%	32%	32%
Fidelity Freedom Index 2050 Fund
May 2021	10%	2%	1%
December 2021	34%	32%	32%
Fidelity Freedom Index 2055 Fund
May 2021	–	4%	4%
December 2021	33%	32%	32%
Fidelity Freedom Index 2060 Fund
May 2021	–	7%	7%
December 2021	33%	32%	32%
Fidelity Freedom Index 2065 Fund
May 2021	–	9%	9%
December 2021	33%	31%	31%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code:

	Investor Class	Institutional Premium Class	Premier Class
Fidelity Freedom Index Income Fund
April 2021	0%	0%	0%
May 2021	7%	6%	6%
June 2021	19%	19%	16%
July 2021	20%	18%	18%
August 2021	18%	18%	18%
September 2021	19%	19%	16%
October 2021	20%	18%	18%
November 2021	21%	18%	18%
December 2021	19%	18%	18%
February 2022	0%	0%	0%
March 2022	0%	0%	0%
Fidelity Freedom Index 2005 Fund
May 2021	1%	1%	1%
December 2021	22%	21%	21%
Fidelity Freedom Index 2010 Fund
May 2021	0%	0%	0%
December 2021	29%	28%	28%
Fidelity Freedom Index 2015 Fund
May 2021	1%	1%	1%
December 2021	36%	35%	34%
Fidelity Freedom Index 2020 Fund
May 2021	0%	0%	0%
December 2021	41%	39%	39%
Fidelity Freedom Index 2025 Fund
May 2021	2%	1%	1%
December 2021	45%	43%	43%
Fidelity Freedom Index 2030 Fund
May 2021	0%	0%	0%
December 2021	49%	47%	46%
Fidelity Freedom Index 2035 Fund
May 2021	3%	2%	2%
December 2021	62%	59%	58%
Fidelity Freedom Index 2040 Fund
May 2021	1%	1%	1%
December 2021	67%	65%	64%
Fidelity Freedom Index 2045 Fund
May 2021	–	1%	1%
December 2021	68%	65%	64%
Fidelity Freedom Index 2050 Fund
May 2021	20%	4%	3%
December 2021	68%	65%	65%
Fidelity Freedom Index 2055 Fund
May 2021	–	9%	9%
December 2021	68%	65%	65%
Fidelity Freedom Index 2060 Fund
May 2021	–	14%	14%
December 2021	68%	65%	65%
Fidelity Freedom Index 2065 Fund
May 2021	–	18%	18%
December 2021	68%	66%	65%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

	Investor Class	Institutional Premium Class	Premier Class
Fidelity Freedom Index Income Fund
April 2021	0%	0%	0%
May 2021	1%	1%	1%
June 2021	1%	1%	1%
July 2021	1%	1%	1%
August 2021	1%	1%	1%
September 2021	1%	1%	1%
October 2021	1%	1%	1%
November 2021	1%	1%	1%
December 2021	1%	1%	1%
February 2022	0%	0%	0%
March 2022	0%	0%	0%
Fidelity Freedom Index 2005 Fund
May 2021	1%	1%	1%
December 2021	1%	1%	1%
Fidelity Freedom Index 2010 Fund
May 2021	0%	0%	0%
December 2021	2%	2%	1%
Fidelity Freedom Index 2015 Fund
May 2021	1%	1%	1%
December 2021	2%	2%	2%
Fidelity Freedom Index 2020 Fund
May 2021	0%	0%	0%
December 2021	2%	2%	2%
Fidelity Freedom Index 2025 Fund
May 2021	1%	1%	1%
December 2021	2%	2%	2%
Fidelity Freedom Index 2030 Fund
May 2021	0%	0%	0%
December 2021	2%	2%	2%
Fidelity Freedom Index 2035 Fund
May 2021	1%	1%	1%
December 2021	3%	3%	3%
Fidelity Freedom Index 2040 Fund
May 2021	1%	1%	1%
December 2021	3%	3%	3%
Fidelity Freedom Index 2045 Fund
May 2021	–	1%	1%
December 2021	3%	3%	3%
Fidelity Freedom Index 2050 Fund
May 2021	1%	1%	1%
December 2021	3%	3%	3%
Fidelity Freedom Index 2055 Fund
May 2021	–	1%	1%
December 2021	3%	3%	3%
Fidelity Freedom Index 2060 Fund
May 2021	–	1%	1%
December 2021	3%	3%	3%
Fidelity Freedom Index 2065 Fund
May 2021	–	1%	1%
December 2021	3%	3%	3%

The funds will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

FRX-ANN-0522
1.899264.112

Fidelity Flex® Freedom Blend Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065

Annual Report

March 31, 2022

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Fidelity Flex® Freedom Blend Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity Flex® Freedom Blend Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Life of Portfolio
Fidelity Flex® Freedom Blend Income Fund	(0.61)%	4.30%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend Income Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$12,247	Fidelity Flex® Freedom Blend Income Fund
$10,942	Bloomberg U.S. Aggregate Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Fidelity Flex® Freedom Blend 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Life of Portfolio
Fidelity Flex® Freedom Blend 2005 Fund	(0.41)%	4.90%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2005 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$12,590	Fidelity Flex® Freedom Blend 2005 Fund
$10,942	Bloomberg U.S. Aggregate Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Fidelity Flex® Freedom Blend 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Life of Portfolio
Fidelity Flex® Freedom Blend 2010 Fund	0.02%	5.79%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2010 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$13,113	Fidelity Flex® Freedom Blend 2010 Fund
$10,942	Bloomberg U.S. Aggregate Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Fidelity Flex® Freedom Blend 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Life of Portfolio
Fidelity Flex® Freedom Blend 2015 Fund	0.49%	6.67%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2015 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$13,647	Fidelity Flex® Freedom Blend 2015 Fund
$10,942	Bloomberg U.S. Aggregate Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Fidelity Flex® Freedom Blend 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Life of Portfolio
Fidelity Flex® Freedom Blend 2020 Fund	0.98%	7.47%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2020 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index and S&P 500 Index performed over the same period.

Period Ending Values
$14,145	Fidelity Flex® Freedom Blend 2020 Fund
$10,942	Bloomberg U.S. Aggregate Bond Index
$20,299	S&P 500

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Effective October 1, 2021, the fund’s benchmark changed from the S&P 500 Index to the Bloomberg U.S. Aggregate Bond Index.

Fidelity Flex® Freedom Blend 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Life of Portfolio
Fidelity Flex® Freedom Blend 2025 Fund	1.41%	8.11%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2025 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$14,552	Fidelity Flex® Freedom Blend 2025 Fund
$20,299	S&P 500® Index

Fidelity Flex® Freedom Blend 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Life of Portfolio
Fidelity Flex® Freedom Blend 2030 Fund	1.87%	8.98%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2030 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,131	Fidelity Flex® Freedom Blend 2030 Fund
$20,299	S&P 500® Index

Fidelity Flex® Freedom Blend 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Life of Portfolio
Fidelity Flex® Freedom Blend 2035 Fund	2.94%	10.21%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2035 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,966	Fidelity Flex® Freedom Blend 2035 Fund
$20,299	S&P 500® Index

Fidelity Flex® Freedom Blend 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Life of Portfolio
Fidelity Flex® Freedom Blend 2040 Fund	3.91%	10.89%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2040 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$16,450	Fidelity Flex® Freedom Blend 2040 Fund
$20,299	S&P 500® Index

Fidelity Flex® Freedom Blend 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Life of Portfolio
Fidelity Flex® Freedom Blend 2045 Fund	3.89%	10.90%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2045 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$16,453	Fidelity Flex® Freedom Blend 2045 Fund
$20,299	S&P 500® Index

Fidelity Flex® Freedom Blend 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Life of Portfolio
Fidelity Flex® Freedom Blend 2050 Fund	3.89%	10.88%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2050 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$16,443	Fidelity Flex® Freedom Blend 2050 Fund
$20,299	S&P 500® Index

Fidelity Flex® Freedom Blend 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Life of Portfolio
Fidelity Flex® Freedom Blend 2055 Fund	3.84%	10.90%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2055 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$16,455	Fidelity Flex® Freedom Blend 2055 Fund
$20,299	S&P 500® Index

Fidelity Flex® Freedom Blend 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Life of Portfolio
Fidelity Flex® Freedom Blend 2060 Fund	3.84%	10.89%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2060 Fund on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$16,447	Fidelity Flex® Freedom Blend 2060 Fund
$20,299	S&P 500® Index

Fidelity Flex® Freedom Blend 2065 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2022	Past 1 year	Life of Portfolio
Fidelity Flex® Freedom Blend 2065 Fund	3.86%	13.42%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2065 Fund on June 28, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$14,138	Fidelity Flex® Freedom Blend 2065 Fund
$16,126	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending March 31, 2022, global financial markets were influenced by the reopening of businesses, an improved outlook for global economic growth, and fiscal and monetary stimulus. Strong corporate earnings growth amid ongoing midcycle economic expansion in several countries provided support for risk assets. However, as the calendar turned, investors grappled with soaring inflation, increasing bond yields, supply constraint and disruption, and Russia’s invasion of Ukraine, which led to surging commodity prices.

International equities returned -1.33% the past 12 months, according to the MSCI ACWI (All Country World Index) ex USA Index. By region, emerging markets (-11%) lagged most, followed by Japan (-6%). Conversely, Canada (+21%) topped the broader index by a wide margin. The U.K. (+15%), Asia Pacific ex Japan (+3%) and Europe ex U.K. (+1%) also outperformed. By sector, consumer discretionary (-21%) and communication services (-16%) fared worst. In contrast, energy (+24%) notably outperformed due to rising prices for oil and natural gas. Materials and financials each gained about 10%.

U.S. stocks gained 11.67% for the 12 months, as measured by the Dow Jones U.S. Total Stock Market Index. Among sectors, energy (+64%) led the way. Real estate (+20%), utilities (+19%) and information technology (+16%) also showed strength. In contrast, communication services (-3%) notably lagged. Small-cap stocks widely trailed larger-caps, while value outpaced growth, except among large-caps. Commodities rose 49.25%, per the Bloomberg Commodity Index Total Return.

U.S. taxable investment-grade bonds returned -4.15%, according to the Bloomberg U.S. Aggregate Bond Index, amid rising market interest rates and inflation. In December, the U.S. Federal Reserve said it was time to retire the term “transitory” in describing U.S. inflation and raised prospects for three quarter-point rate hikes in 2022. Corporate bonds (-4.16%) trailed U.S. Treasuries (-3.67%). Commercial mortgage-backed securities (-4.46%) and agencies (-3.94%) also lost ground. Outside the index, Treasury Inflation-Protected Securities (+4.29%) and leveraged loans (+3.38%) gained, but other non-core groups declined, such as emerging-markets debt (-6.18%) and U.S. corporate high-yield bonds (-0.30%).

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  For the fiscal year, Fidelity Flex Freedom® Blend Funds posted returns ranging from -0.61% to 3.91%, and each Fund underperformed its Composite index. Security selection among the underlying investment portfolios was the primary relative detractor, whereas active asset allocation contributed. Specifically, investments in underlying emerging-markets equity funds hurt most. In this asset class, Fidelity® Series Emerging Markets Opportunities Fund (-19.20%) lagged the -11.36% result of its benchmark, the MSCI Emerging Markets Index. Underlying investments in U.S. equities also held back the Funds' performance versus Composites. Specifically, Fidelity® Series Blue Chip Growth Fund (+3.25%) detracted, given the fund trailed the +14.98% gain of its benchmark, the Russell 1000® Growth Index. Conversely, investments in non-U.S. developed-markets equities and U.S. investment-grade bonds lifted the Funds' relative performance the past year. In terms of active asset allocation, a non-Composite allocation to commodities added relative value, given the 48.79% return for Fidelity® Series Commodity Strategy Fund. Underweighting investment-grade bonds also contributed, as this asset class lagged many others in which the Funds invest. In contrast, positioning in equities detracted from the Funds' relative results. An outsized allocation to emerging-markets equities hurt, as did an underweighting in strong-performing U.S. equities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Flex® Freedom Blend Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	15.9
Fidelity Series Investment Grade Bond Fund	11.9
Fidelity Series Government Bond Index Fund	11.3
Fidelity Series Investment Grade Securitized Fund	8.4
Fidelity Series Corporate Bond Fund	8.1
Fidelity Series Treasury Bill Index Fund	7.5
Fidelity Series Emerging Markets Opportunities Fund	5.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.7
Fidelity Series International Developed Markets Bond Index Fund	3.1
Fidelity Series Short-Term Credit Fund	2.5
78.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	7.3%
International Equity Funds	13.9%
Bond Funds	66.3%
Short-Term Funds	12.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend Income Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

Domestic Equity Funds - 7.3%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	135	$1,939
Fidelity Series Commodity Strategy Fund (a)	437	2,234
Fidelity Series Large Cap Growth Index Fund (a)	69	1,222
Fidelity Series Large Cap Stock Fund (a)	72	1,363
Fidelity Series Large Cap Value Index Fund (a)	170	2,612
Fidelity Series Small Cap Opportunities Fund (a)	48	656
Fidelity Series Value Discovery Fund (a)	60	965
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,920)		10,991

International Equity Funds - 13.9%
Fidelity Series Canada Fund (a)	86	1,328
Fidelity Series Emerging Markets Fund (a)	103	952
Fidelity Series Emerging Markets Opportunities Fund (a)	466	8,577
Fidelity Series International Growth Fund (a)	162	2,694
Fidelity Series International Index Fund (a)	99	1,138
Fidelity Series International Small Cap Fund (a)	47	842
Fidelity Series International Value Fund (a)	246	2,710
Fidelity Series Overseas Fund (a)	215	2,719
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $20,428)		20,960

Bond Funds - 66.3%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	2,402	24,097
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	16	150
Fidelity Series Corporate Bond Fund (a)	1,211	12,233
Fidelity Series Emerging Markets Debt Fund (a)	95	783
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	28	255
Fidelity Series Floating Rate High Income Fund (a)	17	153
Fidelity Series Government Bond Index Fund (a)	1,714	17,110
Fidelity Series High Income Fund (a)	100	909
Fidelity Series Inflation-Protected Bond Index Fund (a)	296	3,009
Fidelity Series International Credit Fund (a)	6	60
Fidelity Series International Developed Markets Bond Index Fund (a)	508	4,735
Fidelity Series Investment Grade Bond Fund (a)	1,649	17,995
Fidelity Series Investment Grade Securitized Fund (a)	1,297	12,610
Fidelity Series Long-Term Treasury Bond Index Fund (a)	734	5,590
Fidelity Series Real Estate Income Fund (a)	49	557
TOTAL BOND FUNDS
(Cost $104,249)		100,246

Short-Term Funds - 12.5%
Fidelity Series Government Money Market Fund 0.31% (a)(b)	3,791	3,791
Fidelity Series Short-Term Credit Fund (a)	389	3,798
Fidelity Series Treasury Bill Index Fund (a)	1,138	11,373
TOTAL SHORT-TERM FUNDS
(Cost $19,060)		18,962
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $152,657)		151,159
NET OTHER ASSETS (LIABILITIES) - 0.0%		3
NET ASSETS - 100%		$151,162

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$24,201	$49	$89	$--	$(43)	$24,097
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	4,051	3,878	10	(23)	--	150
Fidelity Series Blue Chip Growth Fund	1,772	1,387	887	382	22	(355)	1,939
Fidelity Series Canada Fund	630	595	77	24	2	178	1,328
Fidelity Series Commodity Strategy Fund	3,411	1,685	3,117	1,070	(11)	266	2,234
Fidelity Series Corporate Bond Fund	10,413	3,542	853	316	(17)	(852)	12,233
Fidelity Series Emerging Markets Debt Fund	669	232	44	33	(5)	(69)	783
Fidelity Series Emerging Markets Debt Local Currency Fund	220	74	12	9	(1)	(26)	255
Fidelity Series Emerging Markets Fund	877	470	204	27	19	(210)	952
Fidelity Series Emerging Markets Opportunities Fund	7,928	5,216	2,109	885	218	(2,676)	8,577
Fidelity Series Floating Rate High Income Fund	132	40	19	6	--	--	153
Fidelity Series Government Bond Index Fund	12,839	5,306	210	157	(6)	(819)	17,110
Fidelity Series Government Money Market Fund 0.31%	9,303	1,091	6,603	5	--	--	3,791
Fidelity Series High Income Fund	781	241	82	45	(3)	(28)	909
Fidelity Series Inflation-Protected Bond Index Fund	14,775	2,267	13,967	720	1,066	(1,132)	3,009
Fidelity Series International Credit Fund	63	2	--	2	--	(5)	60
Fidelity Series International Developed Markets Bond Index Fund	--	4,945	8	1	--	(202)	4,735
Fidelity Series International Growth Fund	1,548	1,655	218	193	1	(292)	2,694
Fidelity Series International Index Fund	646	599	64	25	2	(45)	1,138
Fidelity Series International Small Cap Fund	558	469	40	101	(1)	(144)	842
Fidelity Series International Value Fund	1,547	1,410	253	121	3	3	2,710
Fidelity Series Investment Grade Bond Fund	14,251	5,122	396	352	(6)	(976)	17,995
Fidelity Series Investment Grade Securitized Fund	9,984	3,516	192	96	(3)	(695)	12,610
Fidelity Series Large Cap Growth Index Fund	1,118	588	609	38	46	79	1,222
Fidelity Series Large Cap Stock Fund	1,221	566	463	117	13	26	1,363
Fidelity Series Large Cap Value Index Fund	2,332	1,235	1,056	177	9	92	2,612
Fidelity Series Long-Term Treasury Bond Index Fund	3,362	3,024	603	93	(71)	(122)	5,590
Fidelity Series Overseas Fund	1,551	1,501	236	72	23	(120)	2,719
Fidelity Series Real Estate Income Fund	469	134	58	20	--	12	557
Fidelity Series Short-Term Credit Fund	4,588	1,874	2,471	86	(26)	(167)	3,798
Fidelity Series Small Cap Opportunities Fund	590	412	203	153	4	(147)	656
Fidelity Series Treasury Bill Index Fund	14,780	5,762	9,156	13	(2)	(11)	11,373
Fidelity Series Value Discovery Fund	862	412	309	115	4	(4)	965
	$123,220	$83,624	$48,446	$5,553	$1,257	$(8,484)	$151,159

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$10,991	$10,991	$--	$--
International Equity Funds	20,960	20,960	--	--
Bond Funds	100,246	100,246	--	--
Short-Term Funds	18,962	18,962	--	--
Total Investments in Securities:	$151,159	$151,159	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend Income Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $152,657)	$151,159
Total Investment in Securities (cost $152,657)		$151,159
Cash		3
Receivable for investments sold		4,405
Receivable for fund shares sold		392
Total assets		155,959
Liabilities
Payable for investments purchased	$4,797
Total liabilities		4,797
Net Assets		$151,162
Net Assets consist of:
Paid in capital		$151,283
Total accumulated earnings (loss)		(121)
Net Assets		$151,162
Net Asset Value, offering price and redemption price per share ($151,162 ÷ 14,887 shares)		$10.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$3,510
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		3,509
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,257
Capital gain distributions from underlying funds:
Affiliated issuers	2,043
Total net realized gain (loss)		3,300
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(8,484)
Total change in net unrealized appreciation (depreciation)		(8,484)
Net gain (loss)		(5,184)
Net increase (decrease) in net assets resulting from operations		$(1,675)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,509	$1,626
Net realized gain (loss)	3,300	2,607
Change in net unrealized appreciation (depreciation)	(8,484)	9,750
Net increase (decrease) in net assets resulting from operations	(1,675)	13,983
Distributions to shareholders	(6,523)	(3,583)
Share transactions
Proceeds from sales of shares	32,567	–
Reinvestment of distributions	6,523	3,583
Cost of shares redeemed	(2,952)	–
Net increase (decrease) in net assets resulting from share transactions	36,138	3,583
Total increase (decrease) in net assets	27,940	13,983
Net Assets
Beginning of period	123,222	109,239
End of period	$151,162	$123,222
Other Information
Shares
Sold	3,057	–
Issued in reinvestment of distributions	610	340
Redeemed	(275)	–
Net increase (decrease)	3,392	340

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend Income Fund

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.72	$9.79	$10.01	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.28	.14	.23	.25	.18
Net realized and unrealized gain (loss)	(.33)	1.11	–D	.10	.13
Total from investment operations	(.05)	1.25	.23	.35	.31
Distributions from net investment income	(.28)	(.15)	(.24)	(.25)	(.16)
Distributions from net realized gain	(.24)	(.17)	(.21)	(.18)	(.06)
Total distributions	(.52)	(.32)	(.45)	(.43)	(.22)
Net asset value, end of period	$10.15	$10.72	$9.79	$10.01	$10.09
Total ReturnE	(.61)%	12.84%	2.17%	3.63%	3.14%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	- %H	- %H	- %H	- %H	- %I
Expenses net of fee waivers, if any	- %H	- %H	- %H	- %H	- %I
Expenses net of all reductions	- %H	- %H	- %H	- %H	- %I
Net investment income (loss)	2.62%	1.37%	2.31%	2.51%	2.21%I
Supplemental Data
Net assets, end of period (000 omitted)	$151	$123	$109	$107	$103
Portfolio turnover rateJ	36%	25%	63%	23%	10%I

 A For the period June 8, 2017 (commencement of operations) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	14.6
Fidelity Series Investment Grade Bond Fund	11.6
Fidelity Series Government Bond Index Fund	11.0
Fidelity Series Investment Grade Securitized Fund	8.1
Fidelity Series Corporate Bond Fund	7.9
Fidelity Series Treasury Bill Index Fund	7.1
Fidelity Series Emerging Markets Opportunities Fund	5.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.8
Fidelity Series International Developed Markets Bond Index Fund	3.1
Fidelity Series Short-Term Credit Fund	2.4
75.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	8.8%
International Equity Funds	14.9%
Bond Funds	64.5%
Short-Term Funds	11.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2005 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

Domestic Equity Funds - 8.8%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	149	$2,135
Fidelity Series Commodity Strategy Fund (a)	382	1,950
Fidelity Series Large Cap Growth Index Fund (a)	76	1,346
Fidelity Series Large Cap Stock Fund (a)	79	1,501
Fidelity Series Large Cap Value Index Fund (a)	187	2,876
Fidelity Series Small Cap Opportunities Fund (a)	53	723
Fidelity Series Value Discovery Fund (a)	66	1,063
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,184)		11,594

International Equity Funds - 14.9%
Fidelity Series Canada Fund (a)	83	1,294
Fidelity Series Emerging Markets Fund (a)	94	869
Fidelity Series Emerging Markets Opportunities Fund (a)	425	7,826
Fidelity Series International Growth Fund (a)	156	2,584
Fidelity Series International Index Fund (a)	96	1,099
Fidelity Series International Small Cap Fund (a)	45	805
Fidelity Series International Value Fund (a)	237	2,609
Fidelity Series Overseas Fund (a)	206	2,598
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $18,524)		19,684

Bond Funds - 64.5%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	1,918	19,241
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	99	949
Fidelity Series Corporate Bond Fund (a)	1,029	10,394
Fidelity Series Emerging Markets Debt Fund (a)	83	682
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	25	222
Fidelity Series Floating Rate High Income Fund (a)	15	133
Fidelity Series Government Bond Index Fund (a)	1,457	14,540
Fidelity Series High Income Fund (a)	87	793
Fidelity Series Inflation-Protected Bond Index Fund (a)	248	2,514
Fidelity Series International Credit Fund (a)	7	61
Fidelity Series International Developed Markets Bond Index Fund (a)	440	4,108
Fidelity Series Investment Grade Bond Fund (a)	1,402	15,293
Fidelity Series Investment Grade Securitized Fund (a)	1,102	10,715
Fidelity Series Long-Term Treasury Bond Index Fund (a)	649	4,944
Fidelity Series Real Estate Income Fund (a)	43	484
TOTAL BOND FUNDS
(Cost $88,550)		85,073

Short-Term Funds - 11.8%
Fidelity Series Government Money Market Fund 0.31% (a)(b)	3,104	3,104
Fidelity Series Short-Term Credit Fund (a)	319	3,109
Fidelity Series Treasury Bill Index Fund (a)	932	9,312
TOTAL SHORT-TERM FUNDS
(Cost $15,603)		15,525
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $131,861)		131,876
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$131,877

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$19,320	$34	$82	$--	$(35)	$19,241
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	3,843	2,837	13	(44)	(13)	949
Fidelity Series Blue Chip Growth Fund	2,554	1,273	1,318	514	80	(454)	2,135
Fidelity Series Canada Fund	792	425	122	25	6	193	1,294
Fidelity Series Commodity Strategy Fund	3,501	1,303	3,018	1,100	(78)	242	1,950
Fidelity Series Corporate Bond Fund	10,269	1,683	830	299	(17)	(711)	10,394
Fidelity Series Emerging Markets Debt Fund	687	106	46	32	(5)	(60)	682
Fidelity Series Emerging Markets Debt Local Currency Fund	227	35	15	9	(1)	(24)	222
Fidelity Series Emerging Markets Fund	968	290	200	28	22	(211)	869
Fidelity Series Emerging Markets Opportunities Fund	8,739	3,860	2,345	894	250	(2,678)	7,826
Fidelity Series Floating Rate High Income Fund	136	17	20	6	(1)	1	133
Fidelity Series Government Bond Index Fund	12,661	2,837	267	148	(6)	(685)	14,540
Fidelity Series Government Money Market Fund 0.31%	8,699	380	5,975	5	--	--	3,104
Fidelity Series High Income Fund	799	105	85	41	(3)	(23)	793
Fidelity Series Inflation-Protected Bond Index Fund	14,193	1,317	13,001	640	1,052	(1,047)	2,514
Fidelity Series International Credit Fund	63	3	--	2	--	(5)	61
Fidelity Series International Developed Markets Bond Index Fund	--	4,294	8	1	--	(178)	4,108
Fidelity Series International Growth Fund	1,947	1,271	387	206	3	(250)	2,584
Fidelity Series International Index Fund	813	441	122	27	3	(36)	1,099
Fidelity Series International Small Cap Fund	702	307	74	108	--	(130)	805
Fidelity Series International Value Fund	1,945	1,109	471	130	5	21	2,609
Fidelity Series Investment Grade Bond Fund	14,053	2,510	442	332	(6)	(822)	15,293
Fidelity Series Investment Grade Securitized Fund	9,845	1,717	245	88	(3)	(599)	10,715
Fidelity Series Large Cap Growth Index Fund	1,612	429	900	48	192	13	1,346
Fidelity Series Large Cap Stock Fund	1,759	371	690	156	78	(17)	1,501
Fidelity Series Large Cap Value Index Fund	3,361	875	1,524	215	106	58	2,876
Fidelity Series Long-Term Treasury Bond Index Fund	3,451	2,237	607	92	(79)	(58)	4,944
Fidelity Series Overseas Fund	1,950	1,120	431	76	34	(75)	2,598
Fidelity Series Real Estate Income Fund	481	46	57	19	1	13	484
Fidelity Series Short-Term Credit Fund	4,290	1,102	2,116	79	(22)	(145)	3,109
Fidelity Series Small Cap Opportunities Fund	850	392	338	208	18	(199)	723
Fidelity Series Treasury Bill Index Fund	13,813	3,506	7,996	12	(2)	(9)	9,312
Fidelity Series Value Discovery Fund	1,242	281	478	137	44	(26)	1,063
	$126,402	$58,805	$46,999	$5,772	$1,627	$(7,949)	$131,876

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$11,594	$11,594	$--	$--
International Equity Funds	19,684	19,684	--	--
Bond Funds	85,073	85,073	--	--
Short-Term Funds	15,525	15,525	--	--
Total Investments in Securities:	$131,876	$131,876	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $131,861)	$131,876
Total Investment in Securities (cost $131,861)		$131,876
Receivable for investments sold		3,914
Total assets		135,790
Liabilities
Payable for investments purchased	$3,913
Total liabilities		3,913
Net Assets		$131,877
Net Assets consist of:
Paid in capital		$130,134
Total accumulated earnings (loss)		1,743
Net Assets		$131,877
Net Asset Value, offering price and redemption price per share ($131,877 ÷ 12,911 shares)		$10.21

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$3,466
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		3,465
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,627
Capital gain distributions from underlying funds:
Affiliated issuers	2,306
Total net realized gain (loss)		3,933
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(7,949)
Total change in net unrealized appreciation (depreciation)		(7,949)
Net gain (loss)		(4,016)
Net increase (decrease) in net assets resulting from operations		$(551)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,465	$1,683
Net realized gain (loss)	3,933	3,320
Change in net unrealized appreciation (depreciation)	(7,949)	12,173
Net increase (decrease) in net assets resulting from operations	(551)	17,176
Distributions to shareholders	(7,262)	(4,220)
Share transactions
Proceeds from sales of shares	6,698	–
Reinvestment of distributions	7,262	4,220
Cost of shares redeemed	(673)	–
Net increase (decrease) in net assets resulting from share transactions	13,287	4,220
Total increase (decrease) in net assets	5,474	17,176
Net Assets
Beginning of period	126,403	109,227
End of period	$131,877	$126,403
Other Information
Shares
Sold	633	–
Issued in reinvestment of distributions	676	398
Redeemed	(61)	–
Net increase (decrease)	1,248	398

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2005 Fund

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.84	$9.70	$10.05	$10.21	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.29	.15	.24	.25	.18
Net realized and unrealized gain (loss)	(.31)	1.36	(.09)	.08	.25
Total from investment operations	(.02)	1.51	.15	.33	.43
Distributions from net investment income	(.29)	(.16)	(.25)	(.25)	(.14)
Distributions from net realized gain	(.32)	(.21)	(.25)	(.24)	(.08)
Total distributions	(.61)	(.37)	(.50)	(.49)	(.22)
Net asset value, end of period	$10.21	$10.84	$9.70	$10.05	$10.21
Total ReturnD	(.41)%	15.70%	1.29%	3.43%	4.29%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	- %G	- %G	- %G	- %G	- %H
Expenses net of fee waivers, if any	- %G	- %G	- %G	- %G	- %H
Expenses net of all reductions	- %G	- %G	- %G	- %G	- %H
Net investment income (loss)	2.64%	1.39%	2.31%	2.49%	2.21%H
Supplemental Data
Net assets, end of period (000 omitted)	$132	$126	$109	$108	$104
Portfolio turnover rateI	36%	25%	65%	23%	13%H

 A For the period June 8, 2017 (commencement of operations) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	10.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.1
Fidelity Series Government Bond Index Fund	10.0
Fidelity Series Investment Grade Securitized Fund	7.4
Fidelity Series Corporate Bond Fund	7.2
Fidelity Series Emerging Markets Opportunities Fund	6.8
Fidelity Series Treasury Bill Index Fund	5.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.0
Fidelity Series Large Cap Value Index Fund	3.8
Fidelity Series International Developed Markets Bond Index Fund	3.1
68.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	14.1%
International Equity Funds	18.5%
Bond Funds	58.6%
Short-Term Funds	8.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2010 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

Domestic Equity Funds - 14.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	263	$3,773
Fidelity Series Commodity Strategy Fund (a)	391	1,998
Fidelity Series Large Cap Growth Index Fund (a)	135	2,378
Fidelity Series Large Cap Stock Fund (a)	140	2,652
Fidelity Series Large Cap Value Index Fund (a)	331	5,082
Fidelity Series Small Cap Opportunities Fund (a)	94	1,277
Fidelity Series Value Discovery Fund (a)	117	1,878
TOTAL DOMESTIC EQUITY FUNDS
(Cost $15,386)		19,038

International Equity Funds - 18.5%
Fidelity Series Canada Fund (a)	112	1,732
Fidelity Series Emerging Markets Fund (a)	111	1,026
Fidelity Series Emerging Markets Opportunities Fund (a)	502	9,243
Fidelity Series International Growth Fund (a)	209	3,458
Fidelity Series International Index Fund (a)	129	1,472
Fidelity Series International Small Cap Fund (a)	60	1,077
Fidelity Series International Value Fund (a)	317	3,493
Fidelity Series Overseas Fund (a)	276	3,477
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $23,394)		24,978

Bond Funds - 58.6%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	1,362	13,662
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	397	3,813
Fidelity Series Corporate Bond Fund (a)	958	9,674
Fidelity Series Emerging Markets Debt Fund (a)	84	697
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	25	227
Fidelity Series Floating Rate High Income Fund (a)	15	137
Fidelity Series Government Bond Index Fund (a)	1,356	13,533
Fidelity Series High Income Fund (a)	89	810
Fidelity Series Inflation-Protected Bond Index Fund (a)	214	2,167
Fidelity Series International Credit Fund (a)	7	62
Fidelity Series International Developed Markets Bond Index Fund (a)	452	4,214
Fidelity Series Investment Grade Bond Fund (a)	1,305	14,232
Fidelity Series Investment Grade Securitized Fund (a)	1,026	9,972
Fidelity Series Long-Term Treasury Bond Index Fund (a)	699	5,328
Fidelity Series Real Estate Income Fund (a)	44	496
TOTAL BOND FUNDS
(Cost $82,544)		79,024

Short-Term Funds - 8.8%
Fidelity Series Government Money Market Fund 0.31% (a)(b)	2,376	2,376
Fidelity Series Short-Term Credit Fund (a)	244	2,381
Fidelity Series Treasury Bill Index Fund (a)	714	7,129
TOTAL SHORT-TERM FUNDS
(Cost $11,944)		11,886
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $133,268)		134,926
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$134,925

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$13,697	$3	$50	$--	$(24)	$13,662
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	4,599	627	24	(28)	(131)	3,813
Fidelity Series Blue Chip Growth Fund	4,251	2,073	1,893	878	108	(766)	3,773
Fidelity Series Canada Fund	1,142	472	159	35	8	269	1,732
Fidelity Series Commodity Strategy Fund	3,632	1,328	3,120	1,149	(118)	276	1,998
Fidelity Series Corporate Bond Fund	9,655	1,557	855	282	(19)	(664)	9,674
Fidelity Series Emerging Markets Debt Fund	713	99	48	33	(6)	(61)	697
Fidelity Series Emerging Markets Debt Local Currency Fund	236	33	16	9	(1)	(25)	227
Fidelity Series Emerging Markets Fund	1,148	310	203	34	22	(251)	1,026
Fidelity Series Emerging Markets Opportunities Fund	10,376	4,252	2,446	1,079	259	(3,198)	9,243
Fidelity Series Floating Rate High Income Fund	140	17	20	6	(1)	1	137
Fidelity Series Government Bond Index Fund	11,904	2,622	346	139	(12)	(635)	13,533
Fidelity Series Government Money Market Fund 0.31%	7,262	246	5,132	4	--	--	2,376
Fidelity Series High Income Fund	825	97	85	46	(3)	(24)	810
Fidelity Series Inflation-Protected Bond Index Fund	12,732	1,117	11,699	564	923	(906)	2,167
Fidelity Series International Credit Fund	64	3	--	2	--	(5)	62
Fidelity Series International Developed Markets Bond Index Fund	--	4,399	--	1	--	(185)	4,214
Fidelity Series International Growth Fund	2,809	1,469	499	281	3	(324)	3,458
Fidelity Series International Index Fund	1,173	498	158	37	4	(45)	1,472
Fidelity Series International Small Cap Fund	1,013	331	96	146	1	(172)	1,077
Fidelity Series International Value Fund	2,806	1,272	629	176	8	36	3,493
Fidelity Series Investment Grade Bond Fund	13,214	2,314	519	313	(9)	(768)	14,232
Fidelity Series Investment Grade Securitized Fund	9,257	1,599	320	83	(5)	(559)	9,972
Fidelity Series Large Cap Growth Index Fund	2,683	693	1,337	82	258	81	2,378
Fidelity Series Large Cap Stock Fund	2,930	492	871	266	92	9	2,652
Fidelity Series Large Cap Value Index Fund	5,596	1,358	2,146	369	131	143	5,082
Fidelity Series Long-Term Treasury Bond Index Fund	3,579	2,527	615	97	(97)	(66)	5,328
Fidelity Series Overseas Fund	2,814	1,336	634	104	47	(86)	3,477
Fidelity Series Real Estate Income Fund	498	40	57	20	1	14	496
Fidelity Series Short-Term Credit Fund	3,580	878	1,943	65	(18)	(116)	2,381
Fidelity Series Small Cap Opportunities Fund	1,415	638	464	356	19	(331)	1,277
Fidelity Series Treasury Bill Index Fund	11,541	2,705	7,108	9	(2)	(7)	7,129
Fidelity Series Value Discovery Fund	2,068	438	655	234	52	(25)	1,878
	$131,056	$55,509	$44,703	$6,973	$1,617	$(8,545)	$134,926

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$19,038	$19,038	$--	$--
International Equity Funds	24,978	24,978	--	--
Bond Funds	79,024	79,024	--	--
Short-Term Funds	11,886	11,886	--	--
Total Investments in Securities:	$134,926	$134,926	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $133,268)	$134,926
Total Investment in Securities (cost $133,268)		$134,926
Receivable for investments sold		3,469
Total assets		138,395
Liabilities
Payable for investments purchased	$3,470
Total liabilities		3,470
Net Assets		$134,925
Net Assets consist of:
Paid in capital		$131,271
Total accumulated earnings (loss)		3,654
Net Assets		$134,925
Net Asset Value, offering price and redemption price per share ($134,925 ÷ 12,995 shares)		$10.38

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$3,640
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		3,639
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,617
Capital gain distributions from underlying funds:
Affiliated issuers	3,333
Total net realized gain (loss)		4,950
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(8,545)
Total change in net unrealized appreciation (depreciation)		(8,545)
Net gain (loss)		(3,595)
Net increase (decrease) in net assets resulting from operations		$44

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,639	$1,782
Net realized gain (loss)	4,950	4,170
Change in net unrealized appreciation (depreciation)	(8,545)	16,653
Net increase (decrease) in net assets resulting from operations	44	22,605
Distributions to shareholders	(8,595)	(4,973)
Share transactions
Proceeds from sales of shares	3,866	–
Reinvestment of distributions	8,595	4,973
Cost of shares redeemed	(40)	–
Net increase (decrease) in net assets resulting from share transactions	12,421	4,973
Total increase (decrease) in net assets	3,870	22,605
Net Assets
Beginning of period	131,055	108,450
End of period	$134,925	$131,055
Other Information
Shares
Sold	361	–
Issued in reinvestment of distributions	784	467
Redeemed	(4)	–
Net increase (decrease)	1,141	467

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2010 Fund

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.06	$9.52	$10.07	$10.28	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.30	.15	.24	.25	.19
Net realized and unrealized gain (loss)	(.27)	1.82	(.24)	.07	.33
Total from investment operations	.03	1.97	–D	.32	.52
Distributions from net investment income	(.30)	(.17)	(.25)	(.25)	(.15)
Distributions from net realized gain	(.41)	(.27)	(.30)	(.29)	(.10)
Total distributions	(.71)	(.43)E	(.55)	(.53)E	(.24)E
Net asset value, end of period	$10.38	$11.06	$9.52	$10.07	$10.28
Total ReturnF	.02%	20.94%	(.34)%	3.40%	5.20%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	- %I	- %I	- %I	- %I	- %J
Expenses net of fee waivers, if any	- %I	- %I	- %I	- %I	- %J
Expenses net of all reductions	- %I	- %I	- %I	- %I	- %J
Net investment income (loss)	2.67%	1.45%	2.32%	2.46%	2.22%J
Supplemental Data
Net assets, end of period (000 omitted)	$135	$131	$108	$109	$105
Portfolio turnover rateK	33%	26%	65%	23%	13%J

 A For the period June 8, 2017 (commencement of operations) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	9.5
Fidelity Series Government Bond Index Fund	9.0
Fidelity Series Emerging Markets Opportunities Fund	7.8
Fidelity Series Investment Grade Securitized Fund	6.6
Fidelity Series Corporate Bond Fund	6.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.7
Fidelity Series Large Cap Value Index Fund	5.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.2
Fidelity Series Blue Chip Growth Fund	4.0
63.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	19.6%
International Equity Funds	22.1%
Bond Funds	52.6%
Short-Term Funds	5.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2015 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

Domestic Equity Funds - 19.6%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	473	$6,799
Fidelity Series Commodity Strategy Fund (a)	493	2,518
Fidelity Series Large Cap Growth Index Fund (a)	244	4,286
Fidelity Series Large Cap Stock Fund (a)	251	4,780
Fidelity Series Large Cap Value Index Fund (a)	596	9,158
Fidelity Series Small Cap Opportunities Fund (a)	169	2,301
Fidelity Series Value Discovery Fund (a)	211	3,384
TOTAL DOMESTIC EQUITY FUNDS
(Cost $27,906)		33,226

International Equity Funds - 22.1%
Fidelity Series Canada Fund (a)	173	2,683
Fidelity Series Emerging Markets Fund (a)	158	1,467
Fidelity Series Emerging Markets Opportunities Fund (a)	719	13,222
Fidelity Series International Growth Fund (a)	324	5,379
Fidelity Series International Index Fund (a)	199	2,277
Fidelity Series International Small Cap Fund (a)	94	1,682
Fidelity Series International Value Fund (a)	495	5,454
Fidelity Series Overseas Fund (a)	430	5,427
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $36,114)		37,591

Bond Funds - 52.6%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	958	9,607
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	865	8,300
Fidelity Series Corporate Bond Fund (a)	1,084	10,953
Fidelity Series Emerging Markets Debt Fund (a)	106	875
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	32	285
Fidelity Series Floating Rate High Income Fund (a)	19	172
Fidelity Series Government Bond Index Fund (a)	1,535	15,320
Fidelity Series High Income Fund (a)	112	1,020
Fidelity Series Inflation-Protected Bond Index Fund (a)	224	2,274
Fidelity Series International Credit Fund (a)	7	62
Fidelity Series International Developed Markets Bond Index Fund (a)	575	5,364
Fidelity Series Investment Grade Bond Fund (a)	1,477	16,115
Fidelity Series Investment Grade Securitized Fund (a)	1,162	11,291
Fidelity Series Long-Term Treasury Bond Index Fund (a)	927	7,061
Fidelity Series Real Estate Income Fund (a)	55	622
TOTAL BOND FUNDS
(Cost $93,474)		89,321

Short-Term Funds - 5.7%
Fidelity Series Government Money Market Fund 0.31% (a)(b)	1,928	1,928
Fidelity Series Short-Term Credit Fund (a)	198	1,932
Fidelity Series Treasury Bill Index Fund (a)	579	5,785
TOTAL SHORT-TERM FUNDS
(Cost $9,693)		9,645
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $167,187)		169,783
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$169,782

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$9,633	$7	$31	$--	$(14)	$9,607
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	9,057	452	48	(21)	(284)	8,300
Fidelity Series Blue Chip Growth Fund	6,080	4,398	2,606	1,336	38	(1,111)	6,799
Fidelity Series Canada Fund	1,517	998	226	49	2	392	2,683
Fidelity Series Commodity Strategy Fund	3,763	2,120	3,587	1,245	(109)	331	2,518
Fidelity Series Corporate Bond Fund	8,894	3,726	909	279	(22)	(736)	10,953
Fidelity Series Emerging Markets Debt Fund	739	281	63	37	(6)	(76)	875
Fidelity Series Emerging Markets Debt Local Currency Fund	245	92	21	11	(2)	(29)	285
Fidelity Series Emerging Markets Fund	1,342	647	214	44	16	(324)	1,467
Fidelity Series Emerging Markets Opportunities Fund	12,136	7,546	2,535	1,397	177	(4,102)	13,222
Fidelity Series Floating Rate High Income Fund	144	54	25	7	(1)	--	172
Fidelity Series Government Bond Index Fund	10,967	5,602	528	139	(21)	(700)	15,320
Fidelity Series Government Money Market Fund 0.31%	5,693	808	4,573	3	--	--	1,928
Fidelity Series High Income Fund	854	305	106	51	(3)	(30)	1,020
Fidelity Series Inflation-Protected Bond Index Fund	11,440	2,551	11,704	544	749	(762)	2,274
Fidelity Series International Credit Fund	65	2	--	2	--	(5)	62
Fidelity Series International Developed Markets Bond Index Fund	--	5,590	4	2	--	(222)	5,364
Fidelity Series International Growth Fund	3,732	2,829	674	398	(14)	(494)	5,379
Fidelity Series International Index Fund	1,558	989	198	53	2	(74)	2,277
Fidelity Series International Small Cap Fund	1,346	724	127	207	(7)	(254)	1,682
Fidelity Series International Value Fund	3,728	2,529	842	249	2	37	5,454
Fidelity Series Investment Grade Bond Fund	12,173	5,469	669	311	(18)	(840)	16,115
Fidelity Series Investment Grade Securitized Fund	8,528	3,829	455	85	(9)	(602)	11,291
Fidelity Series Large Cap Growth Index Fund	3,837	1,862	1,890	129	192	285	4,286
Fidelity Series Large Cap Stock Fund	4,191	1,766	1,310	406	35	98	4,780
Fidelity Series Large Cap Value Index Fund	8,005	3,675	2,900	595	25	353	9,158
Fidelity Series Long-Term Treasury Bond Index Fund	3,708	4,292	674	110	(94)	(171)	7,061
Fidelity Series Overseas Fund	3,738	2,624	825	147	42	(152)	5,427
Fidelity Series Real Estate Income Fund	516	160	67	22	(1)	14	622
Fidelity Series Short-Term Credit Fund	2,807	1,256	2,021	52	(17)	(93)	1,932
Fidelity Series Small Cap Opportunities Fund	2,025	1,377	613	539	(3)	(485)	2,301
Fidelity Series Treasury Bill Index Fund	9,048	3,826	7,082	8	(1)	(6)	5,785
Fidelity Series Value Discovery Fund	2,958	1,344	926	385	15	(7)	3,384
	$135,777	$91,961	$48,833	$8,921	$946	$(10,063)	$169,783

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$33,226	$33,226	$--	$--
International Equity Funds	37,591	37,591	--	--
Bond Funds	89,321	89,321	--	--
Short-Term Funds	9,645	9,645	--	--
Total Investments in Securities:	$169,783	$169,783	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $167,187)	$169,783
Total Investment in Securities (cost $167,187)		$169,783
Receivable for investments sold		4,208
Receivable for fund shares sold		208
Total assets		174,199
Liabilities
Payable for investments purchased	$4,417
Total liabilities		4,417
Net Assets		$169,782
Net Assets consist of:
Paid in capital		$164,908
Total accumulated earnings (loss)		4,874
Net Assets		$169,782
Net Asset Value, offering price and redemption price per share ($169,782 ÷ 15,981 shares)		$10.62

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$4,118
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		4,117
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	946
Capital gain distributions from underlying funds:
Affiliated issuers	4,803
Total net realized gain (loss)		5,749
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(10,063)
Total change in net unrealized appreciation (depreciation)		(10,063)
Net gain (loss)		(4,314)
Net increase (decrease) in net assets resulting from operations		$(197)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,117	$1,880
Net realized gain (loss)	5,749	5,076
Change in net unrealized appreciation (depreciation)	(10,063)	21,211
Net increase (decrease) in net assets resulting from operations	(197)	28,167
Distributions to shareholders	(9,990)	(5,633)
Share transactions
Proceeds from sales of shares	34,434	–
Reinvestment of distributions	9,990	5,633
Cost of shares redeemed	(233)	–
Net increase (decrease) in net assets resulting from share transactions	44,191	5,633
Total increase (decrease) in net assets	34,004	28,167
Net Assets
Beginning of period	135,778	107,611
End of period	$169,782	$135,778
Other Information
Shares
Sold	3,087	–
Issued in reinvestment of distributions	887	524
Redeemed	(21)	–
Net increase (decrease)	3,953	524

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2015 Fund

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.29	$9.35	$10.09	$10.35	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.31	.16	.24	.24	.19
Net realized and unrealized gain (loss)	(.22)	2.27	(.39)	.08	.42
Total from investment operations	.09	2.43	(.15)	.32	.61
Distributions from net investment income	(.30)	(.17)	(.25)	(.24)	(.15)
Distributions from net realized gain	(.46)	(.31)	(.34)	(.33)	(.11)
Total distributions	(.76)	(.49)D	(.59)	(.58)D	(.26)
Net asset value, end of period	$10.62	$11.29	$9.35	$10.09	$10.35
Total ReturnE	.49%	26.24%	(1.91)%	3.37%	6.09%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	- %H	- %H	- %H	- %H	- %I
Expenses net of fee waivers, if any	- %H	- %H	- %H	- %H	- %I
Expenses net of all reductions	- %H	- %H	- %H	- %H	- %I
Net investment income (loss)	2.72%	1.50%	2.34%	2.43%	2.21%I
Supplemental Data
Net assets, end of period (000 omitted)	$170	$136	$108	$110	$106
Portfolio turnover rateJ	32%	26%	66%	23%	14%I

 A For the period June 8, 2017 (commencement of operations) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	8.7
Fidelity Series Investment Grade Bond Fund	8.4
Fidelity Series Government Bond Index Fund	8.0
Fidelity Series Large Cap Value Index Fund	7.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.9
Fidelity Series Investment Grade Securitized Fund	5.9
Fidelity Series Corporate Bond Fund	5.7
Fidelity Series Blue Chip Growth Fund	5.2
Fidelity Series Long-Term Treasury Bond Index Fund	4.3
Fidelity Series International Value Fund	3.9
64.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	25.1%
International Equity Funds	25.9%
Bond Funds	46.4%
Short-Term Funds	2.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2020 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

Domestic Equity Funds - 25.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	956	$13,744
Fidelity Series Commodity Strategy Fund (a)	763	3,900
Fidelity Series Large Cap Growth Index Fund (a)	492	8,667
Fidelity Series Large Cap Stock Fund (a)	508	9,662
Fidelity Series Large Cap Value Index Fund (a)	1,205	18,511
Fidelity Series Small Cap Opportunities Fund (a)	341	4,650
Fidelity Series Value Discovery Fund (a)	427	6,839
TOTAL DOMESTIC EQUITY FUNDS
(Cost $59,371)		65,973

International Equity Funds - 25.9%
Fidelity Series Canada Fund (a)	320	4,972
Fidelity Series Emerging Markets Fund (a)	274	2,546
Fidelity Series Emerging Markets Opportunities Fund (a)	1,247	22,940
Fidelity Series International Growth Fund (a)	601	9,960
Fidelity Series International Index Fund (a)	369	4,220
Fidelity Series International Small Cap Fund (a)	173	3,111
Fidelity Series International Value Fund (a)	915	10,091
Fidelity Series Overseas Fund (a)	796	10,045
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $67,594)		67,885

Bond Funds - 46.4%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	296	2,970
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	1,897	18,212
Fidelity Series Corporate Bond Fund (a)	1,484	14,991
Fidelity Series Emerging Markets Debt Fund (a)	164	1,351
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	49	440
Fidelity Series Floating Rate High Income Fund (a)	29	265
Fidelity Series Government Bond Index Fund (a)	2,101	20,971
Fidelity Series High Income Fund (a)	174	1,580
Fidelity Series Inflation-Protected Bond Index Fund (a)	285	2,897
Fidelity Series International Credit Fund (a)	8	76
Fidelity Series International Developed Markets Bond Index Fund (a)	890	8,303
Fidelity Series Investment Grade Bond Fund (a)	2,022	22,056
Fidelity Series Investment Grade Securitized Fund (a)	1,590	15,455
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,500	11,428
Fidelity Series Real Estate Income Fund (a)	82	936
TOTAL BOND FUNDS
(Cost $127,510)		121,931

Short-Term Funds - 2.6%
Fidelity Series Government Money Market Fund 0.31% (a)(b)	1,348	1,348
Fidelity Series Short-Term Credit Fund (a)	139	1,351
Fidelity Series Treasury Bill Index Fund (a)	405	4,046
TOTAL SHORT-TERM FUNDS
(Cost $6,776)		6,745
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $261,251)		262,534
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$262,533

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$5,001	$2,028	$6	$(6)	$4	$2,970
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	20,324	1,529	75	(69)	(514)	18,212
Fidelity Series Blue Chip Growth Fund	7,910	11,774	4,076	1,858	(89)	(1,775)	13,744
Fidelity Series Canada Fund	1,901	2,968	507	70	2	608	4,972
Fidelity Series Commodity Strategy Fund	3,879	4,082	4,600	1,322	31	508	3,900
Fidelity Series Corporate Bond Fund	8,023	9,621	1,625	292	(72)	(956)	14,991
Fidelity Series Emerging Markets Debt Fund	761	851	140	41	(16)	(105)	1,351
Fidelity Series Emerging Markets Debt Local Currency Fund	251	277	48	13	(4)	(36)	440
Fidelity Series Emerging Markets Fund	1,538	1,772	300	59	(9)	(455)	2,546
Fidelity Series Emerging Markets Opportunities Fund	13,905	17,896	3,095	1,873	(186)	(5,580)	22,940
Fidelity Series Floating Rate High Income Fund	148	161	43	8	(1)	--	265
Fidelity Series Government Bond Index Fund	9,893	13,592	1,529	147	(81)	(904)	20,971
Fidelity Series Government Money Market Fund 0.31%	4,074	1,525	4,251	2	--	--	1,348
Fidelity Series High Income Fund	880	952	200	61	(8)	(44)	1,580
Fidelity Series Inflation-Protected Bond Index Fund	10,047	5,066	12,081	601	460	(595)	2,897
Fidelity Series International Credit Fund	79	3	--	3	--	(6)	76
Fidelity Series International Developed Markets Bond Index Fund	--	8,929	299	2	(18)	(309)	8,303
Fidelity Series International Growth Fund	4,676	7,306	1,051	563	(94)	(877)	9,960
Fidelity Series International Index Fund	1,952	2,774	351	75	(19)	(136)	4,220
Fidelity Series International Small Cap Fund	1,686	2,117	217	293	(46)	(429)	3,111
Fidelity Series International Value Fund	4,671	6,741	1,321	353	(36)	36	10,091
Fidelity Series Investment Grade Bond Fund	10,981	14,023	1,793	330	(79)	(1,076)	22,056
Fidelity Series Investment Grade Securitized Fund	7,693	9,746	1,193	97	(44)	(747)	15,455
Fidelity Series Large Cap Growth Index Fund	5,022	5,982	2,847	193	77	433	8,667
Fidelity Series Large Cap Stock Fund	5,486	5,904	1,901	573	(3)	176	9,662
Fidelity Series Large Cap Value Index Fund	10,478	11,670	4,105	934	(52)	520	18,511
Fidelity Series Long-Term Treasury Bond Index Fund	3,823	9,288	1,123	135	(160)	(400)	11,428
Fidelity Series Overseas Fund	4,684	7,003	1,254	209	(22)	(366)	10,045
Fidelity Series Real Estate Income Fund	532	520	124	26	(3)	11	936
Fidelity Series Short-Term Credit Fund	2,008	1,713	2,287	38	(17)	(66)	1,351
Fidelity Series Small Cap Opportunities Fund	2,650	3,598	870	741	(31)	(697)	4,650
Fidelity Series Treasury Bill Index Fund	6,476	5,273	7,696	6	(3)	(4)	4,046
Fidelity Series Value Discovery Fund	3,919	4,437	1,447	640	(19)	(51)	6,839
	$140,026	$202,889	$65,931	$11,639	$(617)	$(13,832)	$262,534

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$65,973	$65,973	$--	$--
International Equity Funds	67,885	67,885	--	--
Bond Funds	121,931	121,931	--	--
Short-Term Funds	6,745	6,745	--	--
Total Investments in Securities:	$262,534	$262,534	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $261,251)	$262,534
Total Investment in Securities (cost $261,251)		$262,534
Receivable for investments sold		5,731
Receivable for fund shares sold		1,130
Total assets		269,395
Liabilities
Payable for investments purchased	$6,862
Total liabilities		6,862
Net Assets		$262,533
Net Assets consist of:
Paid in capital		$259,109
Total accumulated earnings (loss)		3,424
Net Assets		$262,533
Net Asset Value, offering price and redemption price per share ($262,533 ÷ 24,028 shares)		$10.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$4,871
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		4,870
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(617)
Capital gain distributions from underlying funds:
Affiliated issuers	6,768
Total net realized gain (loss)		6,151
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(13,832)
Total change in net unrealized appreciation (depreciation)		(13,832)
Net gain (loss)		(7,681)
Net increase (decrease) in net assets resulting from operations		$(2,811)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,870	$1,976
Net realized gain (loss)	6,151	5,713
Change in net unrealized appreciation (depreciation)	(13,832)	25,706
Net increase (decrease) in net assets resulting from operations	(2,811)	33,395
Distributions to shareholders	(11,561)	(6,234)
Share transactions
Proceeds from sales of shares	138,083	–
Reinvestment of distributions	11,561	6,233
Cost of shares redeemed	(12,764)	–
Net increase (decrease) in net assets resulting from share transactions	136,880	6,233
Total increase (decrease) in net assets	122,508	33,394
Net Assets
Beginning of period	140,025	106,631
End of period	$262,533	$140,025
Other Information
Shares
Sold	12,024	–
Issued in reinvestment of distributions	996	576
Redeemed	(1,162)	–
Net increase (decrease)	11,858	576

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2020 Fund

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.51	$9.20	$10.10	$10.40	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.31	.17	.24	.24	.19
Net realized and unrealized gain (loss)	(.16)	2.67	(.51)	.07	.48
Total from investment operations	.15	2.84	(.27)	.31	.67
Distributions from net investment income	(.27)	(.18)	(.25)	(.24)	(.16)
Distributions from net realized gain	(.46)	(.36)	(.38)	(.36)	(.12)
Total distributions	(.73)	(.53)D	(.63)	(.61)D	(.27)D
Net asset value, end of period	$10.93	$11.51	$9.20	$10.10	$10.40
Total ReturnE	.98%	31.33%	(3.23)%	3.28%	6.72%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	- %H	- %H	- %H	- %H	- %I
Expenses net of fee waivers, if any	- %H	- %H	- %H	- %H	- %I
Expenses net of all reductions	- %H	- %H	- %H	- %H	- %I
Net investment income (loss)	2.70%	1.55%	2.35%	2.41%	2.22%I
Supplemental Data
Net assets, end of period (000 omitted)	$263	$140	$107	$110	$107
Portfolio turnover rateJ	36%	26%	67%	22%	14%I

 A For the period June 8, 2017 (commencement of operations) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	9.4
Fidelity Series Large Cap Value Index Fund	8.3
Fidelity Series Investment Grade Bond Fund	7.4
Fidelity Series Government Bond Index Fund	7.1
Fidelity Series Blue Chip Growth Fund	6.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.9
Fidelity Series Investment Grade Securitized Fund	5.2
Fidelity Series Corporate Bond Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series Large Cap Stock Fund	4.3
63.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	29.2%
International Equity Funds	28.5%
Bond Funds	41.1%
Short-Term Funds	1.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2025 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

Domestic Equity Funds - 29.2%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	1,858	$26,697
Fidelity Series Commodity Strategy Fund (a)	1,268	6,482
Fidelity Series Large Cap Growth Index Fund (a)	957	16,838
Fidelity Series Large Cap Stock Fund (a)	987	18,766
Fidelity Series Large Cap Value Index Fund (a)	2,341	35,956
Fidelity Series Small Cap Opportunities Fund (a)	663	9,030
Fidelity Series Value Discovery Fund (a)	830	13,283
TOTAL DOMESTIC EQUITY FUNDS
(Cost $119,702)		127,052

International Equity Funds - 28.5%
Fidelity Series Canada Fund (a)	596	9,252
Fidelity Series Emerging Markets Fund (a)	487	4,516
Fidelity Series Emerging Markets Opportunities Fund (a)	2,233	41,086
Fidelity Series International Growth Fund (a)	1,117	18,521
Fidelity Series International Index Fund (a)	687	7,856
Fidelity Series International Small Cap Fund (a)	322	5,780
Fidelity Series International Value Fund (a)	1,700	18,746
Fidelity Series Overseas Fund (a)	1,475	18,620
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $126,869)		124,377

Bond Funds - 41.1%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	2,679	25,717
Fidelity Series Corporate Bond Fund (a)	2,174	21,961
Fidelity Series Emerging Markets Debt Fund (a)	272	2,244
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	81	732
Fidelity Series Floating Rate High Income Fund (a)	48	439
Fidelity Series Government Bond Index Fund (a)	3,079	30,727
Fidelity Series High Income Fund (a)	289	2,625
Fidelity Series Inflation-Protected Bond Index Fund (a)	393	3,987
Fidelity Series International Credit Fund (a)	8	76
Fidelity Series International Developed Markets Bond Index Fund (a)	1,453	13,553
Fidelity Series Investment Grade Bond Fund (a)	2,962	32,314
Fidelity Series Investment Grade Securitized Fund (a)	2,329	22,641
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,720	20,726
Fidelity Series Real Estate Income Fund (a)	133	1,511
TOTAL BOND FUNDS
(Cost $186,433)		179,253

Short-Term Funds - 1.2%
Fidelity Series Government Money Market Fund 0.31% (a)(b)	1,025	1,025
Fidelity Series Short-Term Credit Fund (a)	105	1,028
Fidelity Series Treasury Bill Index Fund (a)	308	3,077
TOTAL SHORT-TERM FUNDS
(Cost $5,152)		5,130
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $438,156)		435,812
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3)
NET ASSETS - 100%		$435,809

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$4,560	$4,563	$4	$3	$--	$--
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	28,272	1,901	74	(75)	(579)	25,717
Fidelity Series Blue Chip Growth Fund	9,315	26,398	6,136	2,715	(422)	(2,458)	26,697
Fidelity Series Canada Fund	2,198	7,030	863	102	(3)	890	9,252
Fidelity Series Commodity Strategy Fund	3,975	7,903	6,068	1,664	(25)	697	6,482
Fidelity Series Corporate Bond Fund	7,416	18,370	2,540	329	(102)	(1,183)	21,961
Fidelity Series Emerging Markets Debt Fund	780	1,892	260	52	(24)	(144)	2,244
Fidelity Series Emerging Markets Debt Local Currency Fund	258	616	84	17	(6)	(52)	732
Fidelity Series Emerging Markets Fund	1,690	4,026	500	84	(48)	(652)	4,516
Fidelity Series Emerging Markets Opportunities Fund	15,266	38,621	4,200	2,651	(649)	(7,952)	41,086
Fidelity Series Floating Rate High Income Fund	152	360	72	10	(1)	--	439
Fidelity Series Government Bond Index Fund	9,145	25,779	2,926	167	(102)	(1,169)	30,727
Fidelity Series Government Money Market Fund 0.31%	2,739	2,039	3,752	1	(1)	--	1,025
Fidelity Series High Income Fund	902	2,150	358	76	(11)	(58)	2,625
Fidelity Series Inflation-Protected Bond Index Fund	9,106	9,621	14,564	610	292	(468)	3,987
Fidelity Series International Credit Fund	80	2	--	3	--	(6)	76
Fidelity Series International Developed Markets Bond Index Fund	--	14,619	615	2	(29)	(422)	13,553
Fidelity Series International Growth Fund	5,407	16,470	1,755	823	(162)	(1,439)	18,521
Fidelity Series International Index Fund	2,257	6,583	702	110	(39)	(243)	7,856
Fidelity Series International Small Cap Fund	1,950	5,060	464	428	(77)	(689)	5,780
Fidelity Series International Value Fund	5,401	15,829	2,371	517	(87)	(26)	18,746
Fidelity Series Investment Grade Bond Fund	10,150	26,840	3,211	370	(108)	(1,357)	32,314
Fidelity Series Investment Grade Securitized Fund	7,111	18,727	2,209	114	(58)	(930)	22,641
Fidelity Series Large Cap Growth Index Fund	5,937	14,533	4,270	286	(64)	702	16,838
Fidelity Series Large Cap Stock Fund	6,578	15,164	3,142	815	(22)	188	18,766
Fidelity Series Large Cap Value Index Fund	12,387	29,150	6,124	1,450	(157)	700	35,956
Fidelity Series Long-Term Treasury Bond Index Fund	3,917	19,413	1,638	180	(189)	(777)	20,726
Fidelity Series Overseas Fund	5,416	15,860	1,917	305	(92)	(647)	18,620
Fidelity Series Real Estate Income Fund	546	1,163	201	34	(4)	7	1,511
Fidelity Series Short-Term Credit Fund	1,349	2,045	2,301	30	(21)	(44)	1,028
Fidelity Series Small Cap Opportunities Fund	3,130	8,237	1,242	1,080	(129)	(966)	9,030
Fidelity Series Treasury Bill Index Fund	4,354	6,264	7,537	4	(2)	(2)	3,077
Fidelity Series Value Discovery Fund	4,577	11,091	2,121	1,036	(67)	(197)	13,283
	$143,489	$404,687	$90,607	$16,143	$(2,481)	$(19,276)	$435,812

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$127,052	$127,052	$--	$--
International Equity Funds	124,377	124,377	--	--
Bond Funds	179,253	179,253	--	--
Short-Term Funds	5,130	5,130	--	--
Total Investments in Securities:	$435,812	$435,812	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $438,156)	$435,812
Total Investment in Securities (cost $438,156)		$435,812
Receivable for investments sold		7,732
Receivable for fund shares sold		6,031
Total assets		449,575
Liabilities
Payable for investments purchased	$13,766
Total liabilities		13,766
Net Assets		$435,809
Net Assets consist of:
Paid in capital		$435,705
Total accumulated earnings (loss)		104
Net Assets		$435,809
Net Asset Value, offering price and redemption price per share ($435,809 ÷ 39,267 shares)		$11.10

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$6,249
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		6,248
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(2,481)
Capital gain distributions from underlying funds:
Affiliated issuers	9,894
Total net realized gain (loss)		7,413
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(19,276)
Total change in net unrealized appreciation (depreciation)		(19,276)
Net gain (loss)		(11,863)
Net increase (decrease) in net assets resulting from operations		$(5,615)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,248	$2,052
Net realized gain (loss)	7,413	6,348
Change in net unrealized appreciation (depreciation)	(19,276)	29,103
Net increase (decrease) in net assets resulting from operations	(5,615)	37,503
Distributions to shareholders	(14,198)	(6,685)
Share transactions
Proceeds from sales of shares	348,051	–
Reinvestment of distributions	14,198	6,685
Cost of shares redeemed	(50,115)	–
Net increase (decrease) in net assets resulting from share transactions	312,134	6,685
Total increase (decrease) in net assets	292,321	37,503
Net Assets
Beginning of period	143,488	105,985
End of period	$435,809	$143,488
Other Information
Shares
Sold	30,124	–
Issued in reinvestment of distributions	1,202	614
Redeemed	(4,354)	–
Net increase (decrease)	26,972	614

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2025 Fund

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.67	$9.07	$10.11	$10.44	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.32	.17	.24	.24	.19
Net realized and unrealized gain (loss)	(.12)	3.00	(.61)	.06	.54
Total from investment operations	.20	3.17	(.37)	.30	.73
Distributions from net investment income	(.28)	(.18)	(.24)	(.24)	(.16)
Distributions from net realized gain	(.49)	(.39)	(.42)	(.39)	(.13)
Total distributions	(.77)	(.57)	(.67)D	(.63)	(.29)
Net asset value, end of period	$11.10	$11.67	$9.07	$10.11	$10.44
Total ReturnE	1.41%	35.43%	(4.34)%	3.28%	7.24%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	- %H	- %H	- %H	- %H	- %I
Expenses net of fee waivers, if any	- %H	- %H	- %H	- %H	- %I
Expenses net of all reductions	- %H	- %H	- %H	- %H	- %I
Net investment income (loss)	2.78%	1.59%	2.35%	2.37%	2.20%I
Supplemental Data
Net assets, end of period (000 omitted)	$436	$143	$106	$111	$107
Portfolio turnover rateJ	39%	25%	68%	22%	14%I

 A For the period June 8, 2017 (commencement of operations) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Value Index Fund	9.4
Fidelity Series Blue Chip Growth Fund	7.0
Fidelity Series Investment Grade Bond Fund	6.6
Fidelity Series Government Bond Index Fund	6.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.1
Fidelity Series Large Cap Stock Fund	4.9
Fidelity Series International Value Fund	4.7
Fidelity Series Overseas Fund	4.7
Fidelity Series International Growth Fund	4.7
63.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	33.1%
International Equity Funds	31.2%
Bond Funds	35.2%
Short-Term Funds	0.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2030 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

Domestic Equity Funds - 33.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	5,181	$74,453
Fidelity Series Commodity Strategy Fund (a)	3,103	15,854
Fidelity Series Large Cap Growth Index Fund (a)	2,667	46,947
Fidelity Series Large Cap Stock Fund (a)	2,753	52,337
Fidelity Series Large Cap Value Index Fund (a)	6,528	100,274
Fidelity Series Small Cap Opportunities Fund (a)	1,849	25,188
Fidelity Series Value Discovery Fund (a)	2,315	37,046
TOTAL DOMESTIC EQUITY FUNDS
(Cost $345,235)		352,099

International Equity Funds - 31.2%
Fidelity Series Canada Fund (a)	1,613	25,037
Fidelity Series Emerging Markets Fund (a)	1,248	11,584
Fidelity Series Emerging Markets Opportunities Fund (a)	5,846	107,558
Fidelity Series International Growth Fund (a)	3,019	50,057
Fidelity Series International Index Fund (a)	1,859	21,266
Fidelity Series International Small Cap Fund (a)	869	15,606
Fidelity Series International Value Fund (a)	4,583	50,554
Fidelity Series Overseas Fund (a)	3,988	50,330
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $351,735)		331,992

Bond Funds - 35.2%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	2,867	27,521
Fidelity Series Corporate Bond Fund (a)	4,728	47,752
Fidelity Series Emerging Markets Debt Fund (a)	662	5,463
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	198	1,781
Fidelity Series Floating Rate High Income Fund (a)	117	1,071
Fidelity Series Government Bond Index Fund (a)	6,693	66,801
Fidelity Series High Income Fund (a)	707	6,425
Fidelity Series Inflation-Protected Bond Index Fund (a)	759	7,704
Fidelity Series International Credit Fund (a)	7	65
Fidelity Series International Developed Markets Bond Index Fund (a)	3,556	33,178
Fidelity Series Investment Grade Bond Fund (a)	6,439	70,254
Fidelity Series Investment Grade Securitized Fund (a)	5,065	49,227
Fidelity Series Long-Term Treasury Bond Index Fund (a)	7,148	54,465
Fidelity Series Real Estate Income Fund (a)	336	3,816
TOTAL BOND FUNDS
(Cost $391,347)		375,523

Short-Term Funds - 0.5%
Fidelity Series Government Money Market Fund 0.31% (a)(b)	1,081	1,081
Fidelity Series Short-Term Credit Fund (a)	111	1,083
Fidelity Series Treasury Bill Index Fund (a)	324	3,241
TOTAL SHORT-TERM FUNDS
(Cost $5,430)		5,405
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,093,747)		1,065,019
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4)
NET ASSETS - 100%		$1,065,015

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$7,508	$7,513	$7	$6	$--	$--
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	32,203	4,055	68	(157)	(470)	27,521
Fidelity Series Blue Chip Growth Fund	11,225	85,779	16,605	3,894	(1,228)	(4,718)	74,453
Fidelity Series Canada Fund	2,572	23,385	2,888	200	8	1,960	25,037
Fidelity Series Commodity Strategy Fund	4,113	23,620	14,856	1,873	357	2,620	15,854
Fidelity Series Corporate Bond Fund	6,713	49,835	5,743	534	(267)	(2,786)	47,752
Fidelity Series Emerging Markets Debt Fund	808	5,802	727	102	(92)	(328)	5,463
Fidelity Series Emerging Markets Debt Local Currency Fund	267	1,889	247	30	(15)	(113)	1,781
Fidelity Series Emerging Markets Fund	1,892	12,447	1,064	161	(131)	(1,560)	11,584
Fidelity Series Emerging Markets Opportunities Fund	17,020	120,587	9,986	5,061	(1,807)	(18,256)	107,558
Fidelity Series Floating Rate High Income Fund	156	1,085	161	18	(3)	(6)	1,071
Fidelity Series Government Bond Index Fund	8,278	68,765	7,395	281	(273)	(2,574)	66,801
Fidelity Series Government Money Market Fund 0.31%	1,026	3,175	3,120	1	--	--	1,081
Fidelity Series High Income Fund	934	6,554	837	139	(30)	(196)	6,425
Fidelity Series Inflation-Protected Bond Index Fund	8,310	27,499	27,485	1,091	(216)	(404)	7,704
Fidelity Series International Credit Fund	67	3	--	2	--	(5)	65
Fidelity Series International Developed Markets Bond Index Fund	--	36,049	1,682	3	(81)	(1,108)	33,178
Fidelity Series International Growth Fund	6,326	54,089	5,421	1,616	(557)	(4,380)	50,057
Fidelity Series International Index Fund	2,641	22,021	2,362	215	(122)	(912)	21,266
Fidelity Series International Small Cap Fund	2,282	17,520	1,953	839	(275)	(1,968)	15,606
Fidelity Series International Value Fund	6,319	51,864	6,362	1,014	(206)	(1,061)	50,554
Fidelity Series Investment Grade Bond Fund	9,188	72,356	7,960	614	(266)	(3,064)	70,254
Fidelity Series Investment Grade Securitized Fund	6,437	50,341	5,384	219	(172)	(1,995)	49,227
Fidelity Series Large Cap Growth Index Fund	7,061	51,002	11,509	556	(304)	697	46,947
Fidelity Series Large Cap Stock Fund	7,760	53,296	8,650	1,258	(94)	25	52,337
Fidelity Series Large Cap Value Index Fund	14,782	104,682	19,292	3,127	(415)	517	100,274
Fidelity Series Long-Term Treasury Bond Index Fund	4,054	57,363	4,054	357	(370)	(2,528)	54,465
Fidelity Series Overseas Fund	6,337	52,695	5,543	599	(367)	(2,792)	50,330
Fidelity Series Real Estate Income Fund	564	3,851	553	55	(12)	(34)	3,816
Fidelity Series Short-Term Credit Fund	505	2,923	2,283	20	(35)	(27)	1,083
Fidelity Series Small Cap Opportunities Fund	3,740	27,099	3,829	1,457	(353)	(1,469)	25,188
Fidelity Series Treasury Bill Index Fund	1,632	8,955	7,340	4	(4)	(2)	3,241
Fidelity Series Value Discovery Fund	5,462	39,132	6,374	2,486	(199)	(975)	37,046
	$148,471	$1,175,374	$203,233	$27,901	$(7,680)	$(47,912)	$1,065,019

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$352,099	$352,099	$--	$--
International Equity Funds	331,992	331,992	--	--
Bond Funds	375,523	375,523	--	--
Short-Term Funds	5,405	5,405	--	--
Total Investments in Securities:	$1,065,019	$1,065,019	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $1,093,747)	$1,065,019
Total Investment in Securities (cost $1,093,747)		$1,065,019
Receivable for investments sold		19,679
Receivable for fund shares sold		4,254
Total assets		1,088,952
Liabilities
Payable for investments purchased	$23,937
Total liabilities		23,937
Net Assets		$1,065,015
Net Assets consist of:
Paid in capital		$1,090,216
Total accumulated earnings (loss)		(25,201)
Net Assets		$1,065,015
Net Asset Value, offering price and redemption price per share ($1,065,015 ÷ 93,703 shares)		$11.37

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$10,242
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		10,241
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(7,680)
Capital gain distributions from underlying funds:
Affiliated issuers	17,659
Total net realized gain (loss)		9,979
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(47,912)
Total change in net unrealized appreciation (depreciation)		(47,912)
Net gain (loss)		(37,933)
Net increase (decrease) in net assets resulting from operations		$(27,692)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,241	$2,156
Net realized gain (loss)	9,979	7,098
Change in net unrealized appreciation (depreciation)	(47,912)	33,821
Net increase (decrease) in net assets resulting from operations	(27,692)	43,075
Distributions to shareholders	(19,959)	(7,511)
Share transactions
Proceeds from sales of shares	1,038,694	–
Reinvestment of distributions	19,959	7,510
Cost of shares redeemed	(94,458)	–
Net increase (decrease) in net assets resulting from share transactions	964,195	7,510
Total increase (decrease) in net assets	916,544	43,074
Net Assets
Beginning of period	148,471	105,397
End of period	$1,065,015	$148,471
Other Information
Shares
Sold	87,666	–
Issued in reinvestment of distributions	1,651	691
Redeemed	(8,148)	–
Net increase (decrease)	81,169	691

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2030 Fund

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.85	$8.90	$10.13	$10.55	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.29	.18	.24	.24	.18
Net realized and unrealized gain (loss)	(.03)	3.40	(.75)	.04	.68
Total from investment operations	.26	3.58	(.51)	.28	.86
Distributions from net investment income	(.26)	(.18)	(.24)	(.24)	(.17)
Distributions from net realized gain	(.48)	(.44)	(.47)	(.46)	(.15)
Total distributions	(.74)	(.63)D	(.72)D	(.70)D	(.31)D
Net asset value, end of period	$11.37	$11.85	$8.90	$10.13	$10.55
Total ReturnE	1.87%	40.91%	(5.88)%	3.09%	8.63%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	- %H	- %H	- %H	- %H	- %I
Expenses net of fee waivers, if any	- %H	- %H	- %H	- %H	- %I
Expenses net of all reductions	- %H	- %H	- %H	- %H	- %I
Net investment income (loss)	2.49%	1.64%	2.36%	2.32%	2.15%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,065	$148	$105	$112	$109
Portfolio turnover rateJ	47%	25%	68%	20%	15%I

 A For the period June 8, 2017 (commencement of operations) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	12.1
Fidelity Series Emerging Markets Opportunities Fund	11.6
Fidelity Series Blue Chip Growth Fund	9.0
Fidelity Series Large Cap Stock Fund	6.3
Fidelity Series International Value Fund	5.8
Fidelity Series Overseas Fund	5.7
Fidelity Series International Growth Fund	5.7
Fidelity Series Large Cap Growth Index Fund	5.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.4
Fidelity Series Value Discovery Fund	4.5
71.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	42.0%
International Equity Funds	37.2%
Bond Funds	20.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2035 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

Domestic Equity Funds - 42.0%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	6,918	$99,415
Fidelity Series Commodity Strategy Fund (a)	3,242	16,565
Fidelity Series Large Cap Growth Index Fund (a)	3,562	62,697
Fidelity Series Large Cap Stock Fund (a)	3,676	69,883
Fidelity Series Large Cap Value Index Fund (a)	8,717	133,887
Fidelity Series Small Cap Opportunities Fund (a)	2,469	33,627
Fidelity Series Value Discovery Fund (a)	3,092	49,464
TOTAL DOMESTIC EQUITY FUNDS
(Cost $457,587)		465,538

International Equity Funds - 37.2%
Fidelity Series Canada Fund (a)	2,039	31,650
Fidelity Series Emerging Markets Fund (a)	1,515	14,061
Fidelity Series Emerging Markets Opportunities Fund (a)	6,995	128,709
Fidelity Series International Growth Fund (a)	3,817	63,289
Fidelity Series International Index Fund (a)	2,350	26,880
Fidelity Series International Small Cap Fund (a)	1,099	19,731
Fidelity Series International Value Fund (a)	5,793	63,899
Fidelity Series Overseas Fund (a)	5,042	63,626
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $447,495)		411,845

Bond Funds - 20.8%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	115	1,109
Fidelity Series Corporate Bond Fund (a)	2,659	26,860
Fidelity Series Emerging Markets Debt Fund (a)	687	5,664
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	205	1,847
Fidelity Series Floating Rate High Income Fund (a)	121	1,109
Fidelity Series Government Bond Index Fund (a)	3,768	37,609
Fidelity Series High Income Fund (a)	737	6,703
Fidelity Series International Credit Fund (a)	6	53
Fidelity Series International Developed Markets Bond Index Fund (a)	2,078	19,389
Fidelity Series Investment Grade Bond Fund (a)	3,626	39,556
Fidelity Series Investment Grade Securitized Fund (a)	2,849	27,696
Fidelity Series Long-Term Treasury Bond Index Fund (a)	7,808	59,496
Fidelity Series Real Estate Income Fund (a)	345	3,916
TOTAL BOND FUNDS
(Cost $244,475)		231,007
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,149,557)		1,108,390
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$1,108,390

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$3,174	$3,162	$11	$(10)	$--	$--
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	9,446	8,057	40	(268)	(12)	1,109
Fidelity Series Blue Chip Growth Fund	14,930	119,803	23,565	7,546	(1,982)	(9,771)	99,415
Fidelity Series Canada Fund	3,328	29,517	4,499	464	2	3,302	31,650
Fidelity Series Commodity Strategy Fund	4,295	27,443	18,552	2,530	(302)	3,681	16,565
Fidelity Series Corporate Bond Fund	3,459	29,602	4,102	390	(149)	(1,950)	26,860
Fidelity Series Emerging Markets Debt Fund	844	6,264	881	140	(76)	(487)	5,664
Fidelity Series Emerging Markets Debt Local Currency Fund	279	2,055	295	56	(19)	(173)	1,847
Fidelity Series Emerging Markets Fund	2,269	15,538	1,464	355	(171)	(2,111)	14,061
Fidelity Series Emerging Markets Opportunities Fund	20,427	152,368	13,108	11,141	(2,324)	(28,654)	128,709
Fidelity Series Floating Rate High Income Fund	163	1,197	244	26	(5)	(2)	1,109
Fidelity Series Government Bond Index Fund	4,267	40,375	5,050	195	(156)	(1,827)	37,609
Fidelity Series Government Money Market Fund 0.31%	402	529	931	--	--	--	--
Fidelity Series High Income Fund	976	7,161	1,153	198	(37)	(244)	6,703
Fidelity Series Inflation-Protected Bond Index Fund	3,097	13,628	16,816	161	253	(162)	--
Fidelity Series International Credit Fund	55	2	--	2	--	(4)	53
Fidelity Series International Developed Markets Bond Index Fund	--	20,972	873	4	(39)	(671)	19,389
Fidelity Series International Growth Fund	8,184	70,789	6,821	3,741	(590)	(8,273)	63,289
Fidelity Series International Index Fund	3,417	28,311	3,297	499	(144)	(1,407)	26,880
Fidelity Series International Small Cap Fund	2,952	23,098	2,040	1,936	(285)	(3,994)	19,731
Fidelity Series International Value Fund	8,175	66,246	9,672	2,347	(189)	(661)	63,899
Fidelity Series Investment Grade Bond Fund	4,736	42,777	5,680	443	(156)	(2,121)	39,556
Fidelity Series Investment Grade Securitized Fund	3,318	29,615	3,812	151	(95)	(1,330)	27,696
Fidelity Series Large Cap Growth Index Fund	9,424	68,748	15,788	1,322	(281)	594	62,697
Fidelity Series Large Cap Stock Fund	10,296	71,616	13,810	2,677	(203)	1,984	69,883
Fidelity Series Large Cap Value Index Fund	19,667	140,670	27,729	6,917	(366)	1,645	133,887
Fidelity Series Long-Term Treasury Bond Index Fund	4,234	63,578	4,078	512	(378)	(3,860)	59,496
Fidelity Series Overseas Fund	8,197	68,105	7,384	1,386	(425)	(4,867)	63,626
Fidelity Series Real Estate Income Fund	589	4,075	699	84	(12)	(37)	3,916
Fidelity Series Short-Term Credit Fund	198	459	652	3	1	(6)	--
Fidelity Series Small Cap Opportunities Fund	4,975	36,676	5,229	2,673	(666)	(2,129)	33,627
Fidelity Series Treasury Bill Index Fund	638	1,427	2,065	--	--	--	--
Fidelity Series Value Discovery Fund	7,267	53,352	9,724	4,666	(264)	(1,167)	49,464
	$155,058	$1,248,616	$221,232	$52,616	$(9,336)	$(64,714)	$1,108,390

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$465,538	$465,538	$--	$--
International Equity Funds	411,845	411,845	--	--
Bond Funds	231,007	231,007	--	--
Total Investments in Securities:	$1,108,390	$1,108,390	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $1,149,557)	$1,108,390
Total Investment in Securities (cost $1,149,557)		$1,108,390
Receivable for investments sold		17,772
Receivable for fund shares sold		11,917
Total assets		1,138,079
Liabilities
Payable for investments purchased	$29,689
Total liabilities		29,689
Net Assets		$1,108,390
Net Assets consist of:
Paid in capital		$1,136,435
Total accumulated earnings (loss)		(28,045)
Net Assets		$1,108,390
Net Asset Value, offering price and redemption price per share ($1,108,390 ÷ 93,630 shares)		$11.84

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$16,953
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		16,952
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(9,336)
Capital gain distributions from underlying funds:
Affiliated issuers	35,663
Total net realized gain (loss)		26,327
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(64,714)
Total change in net unrealized appreciation (depreciation)		(64,714)
Net gain (loss)		(38,387)
Net increase (decrease) in net assets resulting from operations		$(21,435)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,952	$2,242
Net realized gain (loss)	26,327	8,031
Change in net unrealized appreciation (depreciation)	(64,714)	41,816
Net increase (decrease) in net assets resulting from operations	(21,435)	52,089
Distributions to shareholders	(33,819)	(8,194)
Share transactions
Proceeds from sales of shares	1,081,834	–
Reinvestment of distributions	33,819	8,194
Cost of shares redeemed	(107,068)	–
Net increase (decrease) in net assets resulting from share transactions	1,008,585	8,194
Total increase (decrease) in net assets	953,331	52,089
Net Assets
Beginning of period	155,059	102,970
End of period	$1,108,390	$155,059
Other Information
Shares
Sold	86,853	–
Issued in reinvestment of distributions	2,679	747
Redeemed	(8,604)	–
Net increase (decrease)	80,928	747

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2035 Fund

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.21	$8.61	$10.15	$10.65	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.37	.18	.24	.22	.17
Net realized and unrealized gain (loss)	.02D	4.10	(1.02)	.02	.81
Total from investment operations	.39	4.28	(.78)	.24	.98
Distributions from net investment income	(.25)	(.18)	(.24)	(.22)	(.16)
Distributions from net realized gain	(.51)	(.49)	(.52)	(.52)	(.16)
Total distributions	(.76)	(.68)E	(.76)	(.74)	(.33)E
Net asset value, end of period	$11.84	$12.21	$8.61	$10.15	$10.65
Total ReturnF	2.94%	50.67%	(8.74)%	2.75%	9.77%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	- %I	- %I	- %I	- %I	- %J
Expenses net of fee waivers, if any	- %I	- %I	- %I	- %I	- %J
Expenses net of all reductions	- %I	- %I	- %I	- %I	- %J
Net investment income (loss)	3.00%	1.68%	2.32%	2.16%	2.02%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,108	$155	$103	$113	$110
Portfolio turnover rateK	38%	23%	65%	20%	14%J

 A For the period June 8, 2017 (commencement of operations) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.2
Fidelity Series Emerging Markets Opportunities Fund	12.9
Fidelity Series Blue Chip Growth Fund	10.6
Fidelity Series Large Cap Stock Fund	7.4
Fidelity Series Large Cap Growth Index Fund	6.7
Fidelity Series International Value Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series International Growth Fund	6.5
Fidelity Series Long-Term Treasury Bond Index Fund	5.4
Fidelity Series Value Discovery Fund	5.3
82.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.3%
International Equity Funds	42.1%
Bond Funds	8.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2040 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

Domestic Equity Funds - 49.3%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	6,235	$89,590
Fidelity Series Commodity Strategy Fund (a)	2,480	12,672
Fidelity Series Large Cap Growth Index Fund (a)	3,211	56,512
Fidelity Series Large Cap Stock Fund (a)	3,313	62,975
Fidelity Series Large Cap Value Index Fund (a)	7,855	120,656
Fidelity Series Small Cap Opportunities Fund (a)	2,225	30,301
Fidelity Series Value Discovery Fund (a)	2,786	44,575
TOTAL DOMESTIC EQUITY FUNDS
(Cost $411,052)		417,281

International Equity Funds - 42.1%
Fidelity Series Canada Fund (a)	1,782	27,659
Fidelity Series Emerging Markets Fund (a)	1,283	11,904
Fidelity Series Emerging Markets Opportunities Fund (a)	5,912	108,788
Fidelity Series International Growth Fund (a)	3,335	55,299
Fidelity Series International Index Fund (a)	2,053	23,490
Fidelity Series International Small Cap Fund (a)	960	17,235
Fidelity Series International Value Fund (a)	5,061	55,826
Fidelity Series Overseas Fund (a)	4,405	55,591
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $375,312)		355,792

Bond Funds - 8.6%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	88	848
Fidelity Series Corporate Bond Fund (a)	223	2,251
Fidelity Series Emerging Markets Debt Fund (a)	522	4,308
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	156	1,404
Fidelity Series Floating Rate High Income Fund (a)	92	843
Fidelity Series Government Bond Index Fund (a)	319	3,187
Fidelity Series High Income Fund (a)	564	5,127
Fidelity Series International Credit Fund (a)	6	53
Fidelity Series International Developed Markets Bond Index Fund (a)	78	725
Fidelity Series Investment Grade Bond Fund (a)	307	3,354
Fidelity Series Investment Grade Securitized Fund (a)	239	2,324
Fidelity Series Long-Term Treasury Bond Index Fund (a)	5,965	45,457
Fidelity Series Real Estate Income Fund (a)	261	2,959
TOTAL BOND FUNDS
(Cost $76,622)		72,840
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $862,986)		845,913
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2)
NET ASSETS - 100%		$845,911

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$2,442	$2,438	$5	$(2)	$--	$--
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	7,070	6,047	22	(163)	(12)	848
Fidelity Series Blue Chip Growth Fund	17,406	96,311	14,013	6,611	(1,908)	(8,206)	89,590
Fidelity Series Canada Fund	3,830	24,716	3,152	267	(10)	2,275	27,659
Fidelity Series Commodity Strategy Fund	4,388	17,562	11,125	2,237	(81)	1,928	12,672
Fidelity Series Corporate Bond Fund	16	2,746	441	8	(12)	(58)	2,251
Fidelity Series Emerging Markets Debt Fund	863	4,332	545	88	(53)	(289)	4,308
Fidelity Series Emerging Markets Debt Local Currency Fund	286	1,407	184	29	(14)	(91)	1,404
Fidelity Series Emerging Markets Fund	2,515	12,030	878	199	(125)	(1,638)	11,904
Fidelity Series Emerging Markets Opportunities Fund	22,634	116,549	8,854	6,237	(1,769)	(19,772)	108,788
Fidelity Series Floating Rate High Income Fund	168	811	132	16	(2)	(2)	843
Fidelity Series Government Bond Index Fund	20	3,920	673	4	(12)	(68)	3,187
Fidelity Series Government Money Market Fund 0.31%	410	113	523	--	--	--	--
Fidelity Series High Income Fund	999	4,929	640	120	(22)	(139)	5,127
Fidelity Series Inflation-Protected Bond Index Fund	3,157	3,533	6,805	66	273	(158)	--
Fidelity Series International Credit Fund	55	2	--	2	--	(4)	53
Fidelity Series International Developed Markets Bond Index Fund	--	826	75	--	(3)	(23)	725
Fidelity Series International Growth Fund	9,418	56,048	4,303	2,157	(517)	(5,347)	55,299
Fidelity Series International Index Fund	3,932	22,736	2,096	287	(131)	(951)	23,490
Fidelity Series International Small Cap Fund	3,368	17,803	1,299	1,121	(256)	(2,381)	17,235
Fidelity Series International Value Fund	9,431	53,420	6,246	1,354	(187)	(592)	55,826
Fidelity Series Investment Grade Bond Fund	22	4,169	753	10	(14)	(70)	3,354
Fidelity Series Investment Grade Securitized Fund	15	2,796	434	4	(7)	(46)	2,324
Fidelity Series Large Cap Growth Index Fund	10,983	54,933	9,299	807	(535)	430	56,512
Fidelity Series Large Cap Stock Fund	12,008	58,385	7,590	1,880	(170)	342	62,975
Fidelity Series Large Cap Value Index Fund	22,938	114,830	17,134	4,294	(529)	551	120,656
Fidelity Series Long-Term Treasury Bond Index Fund	4,326	46,230	2,437	307	(323)	(2,339)	45,457
Fidelity Series Overseas Fund	9,434	54,201	4,448	799	(392)	(3,204)	55,591
Fidelity Series Real Estate Income Fund	602	2,867	479	54	(12)	(19)	2,959
Fidelity Series Short-Term Credit Fund	202	98	300	1	6	(6)	--
Fidelity Series Small Cap Opportunities Fund	5,814	30,104	2,490	2,541	(436)	(2,691)	30,301
Fidelity Series Treasury Bill Index Fund	652	332	984	--	--	--	--
Fidelity Series Value Discovery Fund	8,475	42,852	5,342	3,177	(248)	(1,162)	44,575
	$158,367	$861,103	$122,159	$34,704	$(7,654)	$(43,742)	$845,913

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$417,281	$417,281	$--	$--
International Equity Funds	355,792	355,792	--	--
Bond Funds	72,840	72,840	--	--
Total Investments in Securities:	$845,913	$845,913	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $862,986)	$845,913
Total Investment in Securities (cost $862,986)		$845,913
Receivable for investments sold		13,399
Receivable for fund shares sold		4,453
Total assets		863,765
Liabilities
Payable for investments purchased	$17,854
Total liabilities		17,854
Net Assets		$845,911
Net Assets consist of:
Paid in capital		$857,679
Total accumulated earnings (loss)		(11,768)
Net Assets		$845,911
Net Asset Value, offering price and redemption price per share ($845,911 ÷ 70,108 shares)		$12.07

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$10,076
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		10,075
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(7,654)
Capital gain distributions from underlying funds:
Affiliated issuers	24,628
Total net realized gain (loss)		16,974
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(43,742)
Total change in net unrealized appreciation (depreciation)		(43,742)
Net gain (loss)		(26,768)
Net increase (decrease) in net assets resulting from operations		$(16,693)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,075	$2,235
Net realized gain (loss)	16,974	8,341
Change in net unrealized appreciation (depreciation)	(43,742)	46,701
Net increase (decrease) in net assets resulting from operations	(16,693)	57,277
Distributions to shareholders	(25,541)	(8,303)
Share transactions
Proceeds from sales of shares	768,184	–
Reinvestment of distributions	25,541	8,302
Cost of shares redeemed	(63,945)	–
Net increase (decrease) in net assets resulting from share transactions	729,780	8,302
Total increase (decrease) in net assets	687,546	57,276
Net Assets
Beginning of period	158,365	101,089
End of period	$845,911	$158,365
Other Information
Shares
Sold	60,574	–
Issued in reinvestment of distributions	1,981	751
Redeemed	(5,153)	–
Net increase (decrease)	57,402	751

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2040 Fund

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.46	$8.46	$10.13	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.35	.18	.23	.22	.17
Net realized and unrealized gain (loss)	.18D	4.51	(1.16)	–E	.82
Total from investment operations	.53	4.69	(.93)	.22	.99
Distributions from net investment income	(.27)	(.18)	(.24)	(.22)	(.17)
Distributions from net realized gain	(.65)	(.50)	(.51)	(.53)	(.17)
Total distributions	(.92)	(.69)F	(.74)F	(.75)	(.33)F
Net asset value, end of period	$12.07	$12.46	$8.46	$10.13	$10.66
Total ReturnG	3.91%	56.53%	(10.27)%	2.57%	9.89%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	- %J	- %J	- %J	- %J	- %K
Expenses net of fee waivers, if any	- %J	- %J	- %J	- %J	- %K
Expenses net of all reductions	- %J	- %J	- %J	- %J	- %K
Net investment income (loss)	2.84%	1.67%	2.30%	2.13%	2.01%K
Supplemental Data
Net assets, end of period (000 omitted)	$846	$158	$101	$113	$110
Portfolio turnover rateL	33%	18%	61%	20%	13%K

 A For the period June 8, 2017 (commencement of operations) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Amount represents less than $.005 per share.

 F Total distributions per share do not sum due to rounding.

 G Total returns for periods of less than one year are not annualized.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Amount represents less than .005%.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.4
Fidelity Series Emerging Markets Opportunities Fund	12.9
Fidelity Series Blue Chip Growth Fund	10.7
Fidelity Series Large Cap Stock Fund	7.5
Fidelity Series Large Cap Growth Index Fund	6.8
Fidelity Series International Value Fund	6.7
Fidelity Series Overseas Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.4
Fidelity Series Value Discovery Fund	5.3
82.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.8%
International Equity Funds	42.4%
Bond Funds	7.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2045 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

Domestic Equity Funds - 49.8%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	7,199	$103,446
Fidelity Series Commodity Strategy Fund (a)	2,834	14,484
Fidelity Series Large Cap Growth Index Fund (a)	3,707	65,236
Fidelity Series Large Cap Stock Fund (a)	3,825	72,716
Fidelity Series Large Cap Value Index Fund (a)	9,070	139,308
Fidelity Series Small Cap Opportunities Fund (a)	2,569	34,990
Fidelity Series Value Discovery Fund (a)	3,217	51,470
TOTAL DOMESTIC EQUITY FUNDS
(Cost $476,238)		481,650

International Equity Funds - 42.4%
Fidelity Series Canada Fund (a)	2,055	31,889
Fidelity Series Emerging Markets Fund (a)	1,471	13,652
Fidelity Series Emerging Markets Opportunities Fund (a)	6,804	125,198
Fidelity Series International Growth Fund (a)	3,846	63,775
Fidelity Series International Index Fund (a)	2,367	27,083
Fidelity Series International Small Cap Fund (a)	1,108	19,886
Fidelity Series International Value Fund (a)	5,838	64,392
Fidelity Series Overseas Fund (a)	5,080	64,116
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $435,526)		409,991

Bond Funds - 7.8%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	101	969
Fidelity Series Corporate Bond Fund (a)	106	1,067
Fidelity Series Emerging Markets Debt Fund (a)	595	4,908
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	178	1,604
Fidelity Series Floating Rate High Income Fund (a)	105	964
Fidelity Series Government Bond Index Fund (a)	155	1,550
Fidelity Series High Income Fund (a)	645	5,862
Fidelity Series International Credit Fund (a)	6	53
Fidelity Series Investment Grade Bond Fund (a)	150	1,636
Fidelity Series Investment Grade Securitized Fund (a)	114	1,106
Fidelity Series Long-Term Treasury Bond Index Fund (a)	6,819	51,964
Fidelity Series Real Estate Income Fund (a)	301	3,425
TOTAL BOND FUNDS
(Cost $79,141)		75,108
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $990,905)		966,749
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$966,750

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$3,068	$3,064	$6	$(2)	$--	$--
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	8,156	6,998	24	(178)	(11)	969
Fidelity Series Blue Chip Growth Fund	17,406	127,655	29,776	10,077	(2,353)	(9,486)	103,446
Fidelity Series Canada Fund	3,830	30,859	5,670	324	13	2,857	31,889
Fidelity Series Commodity Strategy Fund	4,388	24,405	15,465	3,656	(700)	1,856	14,484
Fidelity Series Corporate Bond Fund	16	1,517	455	3	(11)	--	1,067
Fidelity Series Emerging Markets Debt Fund	863	5,394	923	115	(87)	(339)	4,908
Fidelity Series Emerging Markets Debt Local Currency Fund	286	1,725	267	35	(13)	(127)	1,604
Fidelity Series Emerging Markets Fund	2,515	15,832	2,451	241	(141)	(2,103)	13,652
Fidelity Series Emerging Markets Opportunities Fund	22,635	151,827	21,995	7,580	(2,044)	(25,225)	125,198
Fidelity Series Floating Rate High Income Fund	168	1,016	215	21	(4)	(1)	964
Fidelity Series Government Bond Index Fund	20	2,290	743	1	(11)	(6)	1,550
Fidelity Series Government Money Market Fund 0.31%	410	467	877	--	--	--	--
Fidelity Series High Income Fund	999	6,133	1,079	156	(28)	(163)	5,862
Fidelity Series Inflation-Protected Bond Index Fund	3,157	8,560	11,855	103	296	(158)	--
Fidelity Series International Credit Fund	55	2	--	2	--	(4)	53
Fidelity Series International Growth Fund	9,419	71,603	10,849	2,624	(562)	(5,836)	63,775
Fidelity Series International Index Fund	3,932	28,481	4,122	348	(108)	(1,100)	27,083
Fidelity Series International Small Cap Fund	3,367	22,894	3,554	1,360	(239)	(2,582)	19,886
Fidelity Series International Value Fund	9,432	66,469	10,781	1,648	(179)	(549)	64,392
Fidelity Series Investment Grade Bond Fund	22	2,460	830	3	(12)	(4)	1,636
Fidelity Series Investment Grade Securitized Fund	15	1,550	450	1	(5)	(4)	1,106
Fidelity Series Large Cap Growth Index Fund	10,984	72,623	19,397	981	(262)	1,288	65,236
Fidelity Series Large Cap Stock Fund	12,008	76,443	15,558	3,050	(150)	(27)	72,716
Fidelity Series Large Cap Value Index Fund	22,940	149,301	33,959	5,224	(372)	1,398	139,308
Fidelity Series Long-Term Treasury Bond Index Fund	4,326	57,163	6,414	399	(381)	(2,730)	51,964
Fidelity Series Overseas Fund	9,434	68,984	10,803	971	(373)	(3,126)	64,116
Fidelity Series Real Estate Income Fund	602	3,489	631	73	(6)	(29)	3,425
Fidelity Series Short-Term Credit Fund	202	295	497	1	6	(6)	--
Fidelity Series Small Cap Opportunities Fund	5,814	40,037	7,014	4,034	(488)	(3,359)	34,990
Fidelity Series Treasury Bill Index Fund	652	1,016	1,668	--	--	--	--
Fidelity Series Value Discovery Fund	8,475	55,568	11,073	3,855	(214)	(1,286)	51,470
	$158,372	$1,107,282	$239,433	$46,916	$(8,608)	$(50,862)	$966,749

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$481,650	$481,650	$--	$--
International Equity Funds	409,991	409,991	--	--
Bond Funds	75,108	75,108	--	--
Total Investments in Securities:	$966,749	$966,749	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $990,905)	$966,749
Total Investment in Securities (cost $990,905)		$966,749
Receivable for investments sold		15,710
Receivable for fund shares sold		3,195
Total assets		985,654
Liabilities
Payable for investments purchased	$18,904
Total liabilities		18,904
Net Assets		$966,750
Net Assets consist of:
Paid in capital		$984,190
Total accumulated earnings (loss)		(17,440)
Net Assets		$966,750
Net Asset Value, offering price and redemption price per share ($966,750 ÷ 81,188 shares)		$11.91

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$13,377
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		13,376
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(8,608)
Capital gain distributions from underlying funds:
Affiliated issuers	33,539
Total net realized gain (loss)		24,931
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(50,862)
Total change in net unrealized appreciation (depreciation)		(50,862)
Net gain (loss)		(25,931)
Net increase (decrease) in net assets resulting from operations		$(12,555)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,376	$2,235
Net realized gain (loss)	24,931	8,320
Change in net unrealized appreciation (depreciation)	(50,862)	46,717
Net increase (decrease) in net assets resulting from operations	(12,555)	57,272
Distributions to shareholders	(35,417)	(8,230)
Share transactions
Proceeds from sales of shares	977,005	–
Reinvestment of distributions	35,417	8,230
Cost of shares redeemed	(156,072)	–
Net increase (decrease) in net assets resulting from share transactions	856,350	8,230
Total increase (decrease) in net assets	808,378	57,272
Net Assets
Beginning of period	158,372	101,100
End of period	$966,750	$158,372
Other Information
Shares
Sold	78,018	–
Issued in reinvestment of distributions	2,778	744
Redeemed	(12,308)	–
Net increase (decrease)	68,488	744

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2045 Fund

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.47	$8.46	$10.13	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.36	.18	.23	.22	.17
Net realized and unrealized gain (loss)	.18D	4.51	(1.16)	–E	.82
Total from investment operations	.54	4.69	(.93)	.22	.99
Distributions from net investment income	(.32)	(.19)	(.23)	(.22)	(.17)
Distributions from net realized gain	(.78)	(.49)	(.51)	(.53)	(.17)
Total distributions	(1.10)	(.68)	(.74)	(.75)	(.33)F
Net asset value, end of period	$11.91	$12.47	$8.46	$10.13	$10.66
Total ReturnG	3.89%	56.58%	(10.26)%	2.55%	9.91%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	- %J	- %J	- %J	- %J	- %K
Expenses net of fee waivers, if any	- %J	- %J	- %J	- %J	- %K
Expenses net of all reductions	- %J	- %J	- %J	- %J	- %K
Net investment income (loss)	2.89%	1.67%	2.30%	2.13%	2.00%K
Supplemental Data
Net assets, end of period (000 omitted)	$967	$158	$101	$113	$110
Portfolio turnover rateL	50%	18%	61%	20%	13%K

 A For the period June 8, 2017 (commencement of operations) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Amount represents less than $.005 per share.

 F Total distributions per share do not sum due to rounding.

 G Total returns for periods of less than one year are not annualized.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Amount represents less than .005%.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.4
Fidelity Series Emerging Markets Opportunities Fund	12.9
Fidelity Series Blue Chip Growth Fund	10.7
Fidelity Series Large Cap Stock Fund	7.5
Fidelity Series Large Cap Growth Index Fund	6.8
Fidelity Series International Value Fund	6.7
Fidelity Series Overseas Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.4
Fidelity Series Value Discovery Fund	5.3
82.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.8%
International Equity Funds	42.4%
Bond Funds	7.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2050 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

Domestic Equity Funds - 49.8%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	4,933	$70,889
Fidelity Series Commodity Strategy Fund (a)	1,942	9,922
Fidelity Series Large Cap Growth Index Fund (a)	2,540	44,711
Fidelity Series Large Cap Stock Fund (a)	2,621	49,830
Fidelity Series Large Cap Value Index Fund (a)	6,215	95,463
Fidelity Series Small Cap Opportunities Fund (a)	1,760	23,977
Fidelity Series Value Discovery Fund (a)	2,204	35,271
TOTAL DOMESTIC EQUITY FUNDS
(Cost $322,052)		330,063

International Equity Funds - 42.4%
Fidelity Series Canada Fund (a)	1,407	21,842
Fidelity Series Emerging Markets Fund (a)	1,008	9,352
Fidelity Series Emerging Markets Opportunities Fund (a)	4,661	85,753
Fidelity Series International Growth Fund (a)	2,635	43,682
Fidelity Series International Index Fund (a)	1,621	18,549
Fidelity Series International Small Cap Fund (a)	759	13,621
Fidelity Series International Value Fund (a)	3,998	44,101
Fidelity Series Overseas Fund (a)	3,480	43,914
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $298,124)		280,814

Bond Funds - 7.8%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	69	664
Fidelity Series Corporate Bond Fund (a)	72	731
Fidelity Series Emerging Markets Debt Fund (a)	407	3,360
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	122	1,099
Fidelity Series Floating Rate High Income Fund (a)	72	660
Fidelity Series Government Bond Index Fund (a)	106	1,061
Fidelity Series High Income Fund (a)	442	4,015
Fidelity Series International Credit Fund (a)	6	53
Fidelity Series Investment Grade Bond Fund (a)	103	1,119
Fidelity Series Investment Grade Securitized Fund (a)	78	757
Fidelity Series Long-Term Treasury Bond Index Fund (a)	4,666	35,558
Fidelity Series Real Estate Income Fund (a)	204	2,320
TOTAL BOND FUNDS
(Cost $54,317)		51,397
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $674,493)		662,274
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$662,274

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$2,431	$2,425	$7	$(6)	$--	$--
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	5,760	4,926	22	(165)	(5)	664
Fidelity Series Blue Chip Growth Fund	17,418	74,859	13,122	5,959	(951)	(7,315)	70,889
Fidelity Series Canada Fund	3,832	18,931	2,830	305	(6)	1,915	21,842
Fidelity Series Commodity Strategy Fund	4,391	14,736	10,500	1,857	(222)	1,517	9,922
Fidelity Series Corporate Bond Fund	16	1,041	317	2	(9)	--	731
Fidelity Series Emerging Markets Debt Fund	864	3,250	463	84	(42)	(249)	3,360
Fidelity Series Emerging Markets Debt Local Currency Fund	287	1,058	144	33	(11)	(91)	1,099
Fidelity Series Emerging Markets Fund	2,517	9,170	733	226	(99)	(1,503)	9,352
Fidelity Series Emerging Markets Opportunities Fund	22,651	91,143	7,380	7,118	(1,407)	(19,254)	85,753
Fidelity Series Floating Rate High Income Fund	168	618	122	15	(2)	(2)	660
Fidelity Series Government Bond Index Fund	20	1,589	535	1	(9)	(4)	1,061
Fidelity Series Government Money Market Fund 0.31%	411	66	477	--	--	--	--
Fidelity Series High Income Fund	1,000	3,744	591	118	(18)	(120)	4,015
Fidelity Series Inflation-Protected Bond Index Fund	3,159	5,743	8,991	96	247	(158)	--
Fidelity Series International Credit Fund	55	2	--	2	--	(4)	53
Fidelity Series International Growth Fund	9,425	43,183	3,795	2,464	(415)	(4,716)	43,682
Fidelity Series International Index Fund	3,935	17,214	1,729	328	(104)	(767)	18,549
Fidelity Series International Small Cap Fund	3,370	13,760	1,068	1,278	(194)	(2,247)	13,621
Fidelity Series International Value Fund	9,439	40,850	5,586	1,547	(187)	(415)	44,101
Fidelity Series Investment Grade Bond Fund	22	1,705	595	3	(10)	(3)	1,119
Fidelity Series Investment Grade Securitized Fund	15	1,062	314	1	(4)	(2)	757
Fidelity Series Large Cap Growth Index Fund	10,991	42,033	8,987	915	(273)	947	44,711
Fidelity Series Large Cap Stock Fund	12,017	43,961	6,533	2,038	(138)	523	49,830
Fidelity Series Large Cap Value Index Fund	22,954	85,807	13,412	4,680	(400)	514	95,463
Fidelity Series Long-Term Treasury Bond Index Fund	4,329	35,597	2,274	305	(281)	(1,813)	35,558
Fidelity Series Overseas Fund	9,441	41,113	3,899	912	(318)	(2,423)	43,914
Fidelity Series Real Estate Income Fund	602	2,130	394	52	(8)	(10)	2,320
Fidelity Series Short-Term Credit Fund	202	50	252	1	6	(6)	--
Fidelity Series Small Cap Opportunities Fund	5,818	23,080	2,287	2,196	(302)	(2,332)	23,977
Fidelity Series Treasury Bill Index Fund	652	183	835	--	--	--	--
Fidelity Series Value Discovery Fund	8,481	32,900	4,981	3,165	(218)	(911)	35,271
	$158,482	$658,769	$110,497	$35,730	$(5,546)	$(38,934)	$662,274

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$330,063	$330,063	$--	$--
International Equity Funds	280,814	280,814	--	--
Bond Funds	51,397	51,397	--	--
Total Investments in Securities:	$662,274	$662,274	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $674,493)	$662,274
Total Investment in Securities (cost $674,493)		$662,274
Receivable for investments sold		10,269
Receivable for fund shares sold		2,926
Total assets		675,469
Liabilities
Payable for investments purchased	$13,195
Total liabilities		13,195
Net Assets		$662,274
Net Assets consist of:
Paid in capital		$665,967
Total accumulated earnings (loss)		(3,693)
Net Assets		$662,274
Net Asset Value, offering price and redemption price per share ($662,274 ÷ 54,769 shares)		$12.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$10,625
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		10,624
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(5,546)
Capital gain distributions from underlying funds:
Affiliated issuers	25,105
Total net realized gain (loss)		19,559
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(38,934)
Total change in net unrealized appreciation (depreciation)		(38,934)
Net gain (loss)		(19,375)
Net increase (decrease) in net assets resulting from operations		$(8,751)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,624	$2,234
Net realized gain (loss)	19,559	8,293
Change in net unrealized appreciation (depreciation)	(38,934)	46,731
Net increase (decrease) in net assets resulting from operations	(8,751)	57,258
Distributions to shareholders	(25,409)	(8,277)
Share transactions
Proceeds from sales of shares	561,385	140
Reinvestment of distributions	25,409	8,277
Cost of shares redeemed	(48,842)	–
Net increase (decrease) in net assets resulting from share transactions	537,952	8,417
Total increase (decrease) in net assets	503,792	57,398
Net Assets
Beginning of period	158,482	101,084
End of period	$662,274	$158,482
Other Information
Shares
Sold	44,029	11
Issued in reinvestment of distributions	1,968	748
Redeemed	(3,942)	–
Net increase (decrease)	42,055	759

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2050 Fund

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.46	$8.46	$10.13	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.39	.18	.23	.22	.17
Net realized and unrealized gain (loss)	.14D	4.50	(1.15)	–E	.82
Total from investment operations	.53	4.68	(.92)	.22	.99
Distributions from net investment income	(.28)	(.18)	(.23)	(.22)	(.17)
Distributions from net realized gain	(.61)	(.50)	(.51)	(.53)	(.16)
Total distributions	(.90)F	(.68)	(.75)F	(.75)	(.33)
Net asset value, end of period	$12.09	$12.46	$8.46	$10.13	$10.66
Total ReturnG	3.89%	56.50%	(10.25)%	2.55%	9.89%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	- %J	- %J	- %J	- %J	- %K
Expenses net of fee waivers, if any	- %J	- %J	- %J	- %J	- %K
Expenses net of all reductions	- %J	- %J	- %J	- %J	- %K
Net investment income (loss)	3.11%	1.67%	2.30%	2.13%	2.00%K
Supplemental Data
Net assets, end of period (000 omitted)	$662	$158	$101	$113	$110
Portfolio turnover rateL	32%	19%	61%	20%	13%K

 A For the period June 8, 2017 (commencement of operations) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Amount represents less than $.005 per share.

 F Total distributions per share do not sum due to rounding.

 G Total returns for periods of less than one year are not annualized.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Amount represents less than .005%.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.4
Fidelity Series Emerging Markets Opportunities Fund	12.9
Fidelity Series Blue Chip Growth Fund	10.7
Fidelity Series Large Cap Stock Fund	7.5
Fidelity Series Large Cap Growth Index Fund	6.8
Fidelity Series International Value Fund	6.7
Fidelity Series Overseas Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.4
Fidelity Series Value Discovery Fund	5.3
82.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.8%
International Equity Funds	42.4%
Bond Funds	7.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2055 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

Domestic Equity Funds - 49.8%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	2,587	$37,181
Fidelity Series Commodity Strategy Fund (a)	1,019	5,206
Fidelity Series Large Cap Growth Index Fund (a)	1,332	23,448
Fidelity Series Large Cap Stock Fund (a)	1,375	26,136
Fidelity Series Large Cap Value Index Fund (a)	3,260	50,072
Fidelity Series Small Cap Opportunities Fund (a)	923	12,576
Fidelity Series Value Discovery Fund (a)	1,156	18,500
TOTAL DOMESTIC EQUITY FUNDS
(Cost $159,864)		173,119

International Equity Funds - 42.4%
Fidelity Series Canada Fund (a)	738	11,461
Fidelity Series Emerging Markets Fund (a)	529	4,905
Fidelity Series Emerging Markets Opportunities Fund (a)	2,446	44,999
Fidelity Series International Growth Fund (a)	1,383	22,922
Fidelity Series International Index Fund (a)	851	9,734
Fidelity Series International Small Cap Fund (a)	398	7,148
Fidelity Series International Value Fund (a)	2,098	23,144
Fidelity Series Overseas Fund (a)	1,826	23,045
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $147,265)		147,358

Bond Funds - 7.8%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	36	348
Fidelity Series Corporate Bond Fund (a)	38	382
Fidelity Series Emerging Markets Debt Fund (a)	213	1,760
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	64	577
Fidelity Series Floating Rate High Income Fund (a)	38	346
Fidelity Series Government Bond Index Fund (a)	56	556
Fidelity Series High Income Fund (a)	232	2,107
Fidelity Series International Credit Fund (a)	4	39
Fidelity Series Investment Grade Bond Fund (a)	54	587
Fidelity Series Investment Grade Securitized Fund (a)	41	397
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,451	18,674
Fidelity Series Real Estate Income Fund (a)	108	1,232
TOTAL BOND FUNDS
(Cost $28,549)		27,005
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $335,678)		347,482
NET OTHER ASSETS (LIABILITIES) - 0.0%		4
NET ASSETS - 100%		$347,486

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$1,248	$1,245	$4	$(3)	$--	$--
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	3,056	2,623	11	(79)	(6)	348
Fidelity Series Blue Chip Growth Fund	17,410	33,594	9,430	4,514	(514)	(3,879)	37,181
Fidelity Series Canada Fund	3,831	8,562	2,204	145	(12)	1,284	11,461
Fidelity Series Commodity Strategy Fund	4,390	6,254	5,968	1,629	(23)	553	5,206
Fidelity Series Corporate Bond Fund	16	557	187	1	(5)	1	382
Fidelity Series Emerging Markets Debt Fund	864	1,408	368	53	(22)	(122)	1,760
Fidelity Series Emerging Markets Debt Local Currency Fund	287	455	116	16	(7)	(42)	577
Fidelity Series Emerging Markets Fund	2,516	4,083	860	108	(72)	(762)	4,905
Fidelity Series Emerging Markets Opportunities Fund	22,641	40,504	7,699	3,395	(1,013)	(9,434)	44,999
Fidelity Series Floating Rate High Income Fund	170	261	85	10	(1)	1	346
Fidelity Series Government Bond Index Fund	20	850	308	1	(5)	(1)	556
Fidelity Series Government Money Market Fund 0.31%	410	38	448	--	--	--	--
Fidelity Series High Income Fund	1,001	1,614	450	73	(9)	(49)	2,107
Fidelity Series Inflation-Protected Bond Index Fund	3,159	1,296	4,580	42	284	(159)	--
Fidelity Series International Credit Fund	41	1	--	1	--	(3)	39
Fidelity Series International Growth Fund	9,385	19,331	3,831	1,175	(262)	(1,701)	22,922
Fidelity Series International Index Fund	3,933	7,677	1,579	156	(64)	(233)	9,734
Fidelity Series International Small Cap Fund	3,380	5,853	1,133	609	(131)	(821)	7,148
Fidelity Series International Value Fund	9,461	18,218	4,616	738	(121)	202	23,144
Fidelity Series Investment Grade Bond Fund	23	912	341	1	(6)	(1)	587
Fidelity Series Investment Grade Securitized Fund	15	571	186	1	(2)	(1)	397
Fidelity Series Large Cap Growth Index Fund	10,986	18,128	6,915	462	(109)	1,358	23,448
Fidelity Series Large Cap Stock Fund	12,011	19,307	5,623	1,358	(62)	503	26,136
Fidelity Series Large Cap Value Index Fund	22,946	37,020	11,020	2,253	(207)	1,333	50,072
Fidelity Series Long-Term Treasury Bond Index Fund	4,329	17,755	2,458	181	(234)	(718)	18,674
Fidelity Series Overseas Fund	9,437	18,246	3,906	435	(172)	(560)	23,045
Fidelity Series Real Estate Income Fund	602	904	283	32	(5)	14	1,232
Fidelity Series Short-Term Credit Fund	202	27	229	1	6	(6)	--
Fidelity Series Small Cap Opportunities Fund	5,815	10,726	2,214	1,799	(190)	(1,561)	12,576
Fidelity Series Treasury Bill Index Fund	652	114	766	--	--	--	--
Fidelity Series Value Discovery Fund	8,477	14,213	3,986	1,553	(137)	(67)	18,500
	$158,410	$292,783	$85,657	$20,757	$(3,177)	$(14,877)	$347,482

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$173,119	$173,119	$--	$--
International Equity Funds	147,358	147,358	--	--
Bond Funds	27,005	27,005	--	--
Total Investments in Securities:	$347,482	$347,482	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $335,678)	$347,482
Total Investment in Securities (cost $335,678)		$347,482
Receivable for investments sold		5,800
Receivable for fund shares sold		829
Total assets		354,111
Liabilities
Payable for investments purchased	$6,625
Total liabilities		6,625
Net Assets		$347,486
Net Assets consist of:
Paid in capital		$332,490
Total accumulated earnings (loss)		14,996
Net Assets		$347,486
Net Asset Value, offering price and redemption price per share ($347,486 ÷ 29,033 shares)		$11.97

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$5,982
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		5,981
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(3,177)
Capital gain distributions from underlying funds:
Affiliated issuers	14,775
Total net realized gain (loss)		11,598
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(14,877)
Total change in net unrealized appreciation (depreciation)		(14,877)
Net gain (loss)		(3,279)
Net increase (decrease) in net assets resulting from operations		$2,702

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,981	$2,236
Net realized gain (loss)	11,598	8,325
Change in net unrealized appreciation (depreciation)	(14,877)	46,731
Net increase (decrease) in net assets resulting from operations	2,702	57,292
Distributions to shareholders	(18,212)	(8,270)
Share transactions
Proceeds from sales of shares	226,690	–
Reinvestment of distributions	18,212	8,270
Cost of shares redeemed	(40,317)	–
Net increase (decrease) in net assets resulting from share transactions	204,585	8,270
Total increase (decrease) in net assets	189,075	57,292
Net Assets
Beginning of period	158,411	101,119
End of period	$347,486	$158,411
Other Information
Shares
Sold	18,191	–
Issued in reinvestment of distributions	1,423	749
Redeemed	(3,289)	–
Net increase (decrease)	16,325	749

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2055 Fund

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.47	$8.46	$10.13	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.35	.18	.23	.22	.17
Net realized and unrealized gain (loss)	.18D	4.51	(1.15)	–E	.82
Total from investment operations	.53	4.69	(.92)	.22	.99
Distributions from net investment income	(.29)	(.18)	(.24)	(.22)	(.17)
Distributions from net realized gain	(.74)	(.50)	(.51)	(.53)	(.17)
Total distributions	(1.03)	(.68)	(.75)	(.75)	(.33)F
Net asset value, end of period	$11.97	$12.47	$8.46	$10.13	$10.66
Total ReturnG	3.84%	56.63%	(10.24)%	2.56%	9.90%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	- %J	- %J	- %J	- %J	- %K
Expenses net of fee waivers, if any	- %J	- %J	- %J	- %J	- %K
Expenses net of all reductions	- %J	- %J	- %J	- %J	- %K
Net investment income (loss)	2.77%	1.67%	2.30%	2.13%	2.00%K
Supplemental Data
Net assets, end of period (000 omitted)	$347	$158	$101	$113	$110
Portfolio turnover rateL	39%	18%	61%	20%	13%K

 A For the period June 8, 2017 (commencement of operations) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Amount represents less than $.005 per share.

 F Total distributions per share do not sum due to rounding.

 G Total returns for periods of less than one year are not annualized.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Amount represents less than .005%.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.4
Fidelity Series Emerging Markets Opportunities Fund	12.9
Fidelity Series Blue Chip Growth Fund	10.7
Fidelity Series Large Cap Stock Fund	7.5
Fidelity Series Large Cap Growth Index Fund	6.8
Fidelity Series International Value Fund	6.7
Fidelity Series Overseas Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.4
Fidelity Series Value Discovery Fund	5.3
82.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.8%
International Equity Funds	42.4%
Bond Funds	7.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2060 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

Domestic Equity Funds - 49.8%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	2,445	$35,135
Fidelity Series Commodity Strategy Fund (a)	963	4,920
Fidelity Series Large Cap Growth Index Fund (a)	1,259	22,158
Fidelity Series Large Cap Stock Fund (a)	1,299	24,697
Fidelity Series Large Cap Value Index Fund (a)	3,080	47,316
Fidelity Series Small Cap Opportunities Fund (a)	873	11,884
Fidelity Series Value Discovery Fund (a)	1,093	17,481
TOTAL DOMESTIC EQUITY FUNDS
(Cost $150,298)		163,591

International Equity Funds - 42.4%
Fidelity Series Canada Fund (a)	698	10,833
Fidelity Series Emerging Markets Fund (a)	500	4,644
Fidelity Series Emerging Markets Opportunities Fund (a)	2,311	42,527
Fidelity Series International Growth Fund (a)	1,307	21,662
Fidelity Series International Index Fund (a)	804	9,201
Fidelity Series International Small Cap Fund (a)	376	6,754
Fidelity Series International Value Fund (a)	1,983	21,872
Fidelity Series Overseas Fund (a)	1,726	21,778
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $138,254)		139,271

Bond Funds - 7.8%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	34	329
Fidelity Series Corporate Bond Fund (a)	36	366
Fidelity Series Emerging Markets Debt Fund (a)	202	1,670
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	61	547
Fidelity Series Floating Rate High Income Fund (a)	36	327
Fidelity Series Government Bond Index Fund (a)	53	530
Fidelity Series High Income Fund (a)	219	1,990
Fidelity Series International Credit Fund (a)	4	39
Fidelity Series Investment Grade Bond Fund (a)	51	559
Fidelity Series Investment Grade Securitized Fund (a)	39	380
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,318	17,660
Fidelity Series Real Estate Income Fund (a)	94	1,071
TOTAL BOND FUNDS
(Cost $26,778)		25,468
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $315,330)		328,330
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$328,329

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$1,073	$1,070	$3	$(3)	$--	$--
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	2,582	2,181	10	(67)	(5)	329
Fidelity Series Blue Chip Growth Fund	17,409	29,654	7,985	4,329	(357)	(3,586)	35,135
Fidelity Series Canada Fund	3,830	7,293	1,419	134	(1)	1,130	10,833
Fidelity Series Commodity Strategy Fund	4,390	5,340	5,194	1,571	(141)	525	4,920
Fidelity Series Corporate Bond Fund	16	496	143	1	(4)	1	366
Fidelity Series Emerging Markets Debt Fund	864	1,166	240	49	(16)	(104)	1,670
Fidelity Series Emerging Markets Debt Local Currency Fund	287	376	73	14	(5)	(38)	547
Fidelity Series Emerging Markets Fund	2,516	3,411	543	100	(41)	(699)	4,644
Fidelity Series Emerging Markets Opportunities Fund	22,639	34,260	5,030	3,146	(565)	(8,777)	42,527
Fidelity Series Floating Rate High Income Fund	170	215	58	9	(1)	1	327
Fidelity Series Government Bond Index Fund	20	758	243	1	(4)	(1)	530
Fidelity Series Government Money Market Fund 0.31%	410	23	433	--	--	--	--
Fidelity Series High Income Fund	1,000	1,345	309	67	(8)	(38)	1,990
Fidelity Series Inflation-Protected Bond Index Fund	3,159	1,067	4,341	39	274	(159)	-
Fidelity Series International Credit Fund	41	1	--	1	--	(3)	39
Fidelity Series International Growth Fund	9,384	16,176	2,262	1,089	(160)	(1,476)	21,662
Fidelity Series International Index Fund	3,933	6,426	912	145	(40)	(206)	9,201
Fidelity Series International Small Cap Fund	3,398	4,763	601	565	(81)	(725)	6,754
Fidelity Series International Value Fund	9,441	15,469	3,095	684	(67)	124	21,872
Fidelity Series Investment Grade Bond Fund	23	811	271	1	(4)	--	559
Fidelity Series Investment Grade Securitized Fund	15	509	141	--	(2)	(1)	380
Fidelity Series Large Cap Growth Index Fund	10,985	15,265	5,384	431	(49)	1,341	22,158
Fidelity Series Large Cap Stock Fund	12,010	16,163	3,849	1,279	(31)	404	24,697
Fidelity Series Large Cap Value Index Fund	22,942	31,073	7,705	2,070	(194)	1,200	47,316
Fidelity Series Long-Term Treasury Bond Index Fund	4,328	15,493	1,459	166	(183)	(519)	17,660
Fidelity Series Overseas Fund	9,436	15,233	2,379	403	(113)	(399)	21,778
Fidelity Series Real Estate Income Fund	602	650	193	30	(3)	15	1,071
Fidelity Series Short-Term Credit Fund	202	23	225	1	6	(6)	--
Fidelity Series Small Cap Opportunities Fund	5,815	9,133	1,412	1,728	(132)	(1,520)	11,884
Fidelity Series Treasury Bill Index Fund	652	93	745	--	--	--	--
Fidelity Series Value Discovery Fund	8,476	11,703	2,519	1,403	(78)	(101)	17,481
	$158,393	$248,043	$62,414	$19,469	$(2,070)	$(13,622)	$328,330

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$163,591	$163,591	$--	$--
International Equity Funds	139,271	139,271	--	--
Bond Funds	25,468	25,468	--	--
Total Investments in Securities:	$328,330	$328,330	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $315,330)	$328,330
Total Investment in Securities (cost $315,330)		$328,330
Receivable for investments sold		5,216
Receivable for fund shares sold		845
Total assets		334,391
Liabilities
Payable for investments purchased	$6,062
Total liabilities		6,062
Net Assets		$328,329
Net Assets consist of:
Paid in capital		$311,745
Total accumulated earnings (loss)		16,584
Net Assets		$328,329
Net Asset Value, offering price and redemption price per share ($328,329 ÷ 27,700 shares)		$11.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$5,614
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		5,613
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(2,070)
Capital gain distributions from underlying funds:
Affiliated issuers	13,855
Total net realized gain (loss)		11,785
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(13,622)
Total change in net unrealized appreciation (depreciation)		(13,622)
Net gain (loss)		(1,837)
Net increase (decrease) in net assets resulting from operations		$3,776

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,613	$2,237
Net realized gain (loss)	11,785	8,401
Change in net unrealized appreciation (depreciation)	(13,622)	46,633
Net increase (decrease) in net assets resulting from operations	3,776	57,271
Distributions to shareholders	(17,646)	(8,330)
Share transactions
Proceeds from sales of shares	192,631	–
Reinvestment of distributions	17,646	8,330
Cost of shares redeemed	(26,471)	–
Net increase (decrease) in net assets resulting from share transactions	183,806	8,330
Total increase (decrease) in net assets	169,936	57,271
Net Assets
Beginning of period	158,393	101,122
End of period	$328,329	$158,393
Other Information
Shares
Sold	15,744	–
Issued in reinvestment of distributions	1,388	755
Redeemed	(2,144)	–
Net increase (decrease)	14,988	755

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2060 Fund

Years ended March 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.46	$8.46	$10.13	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.36	.18	.23	.22	.17
Net realized and unrealized gain (loss)	.18D	4.51	(1.15)	–E	.82
Total from investment operations	.54	4.69	(.92)	.22	.99
Distributions from net investment income	(.34)	(.18)	(.24)	(.22)	(.17)
Distributions from net realized gain	(.81)	(.50)	(.51)	(.53)	(.17)
Total distributions	(1.15)	(.69)F	(.75)	(.75)	(.33)F
Net asset value, end of period	$11.85	$12.46	$8.46	$10.13	$10.66
Total ReturnG	3.84%	56.58%	(10.24)%	2.55%	9.89%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	- %J	- %J	- %J	- %J	- %K
Expenses net of fee waivers, if any	- %J	- %J	- %J	- %J	- %K
Expenses net of all reductions	- %J	- %J	- %J	- %J	- %K
Net investment income (loss)	2.81%	1.67%	2.30%	2.13%	2.00%K
Supplemental Data
Net assets, end of period (000 omitted)	$328	$158	$101	$113	$110
Portfolio turnover rateL	31%	19%	62%	20%	13%K
 A For the period June 8, 2017 (commencement of operations) through March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Amount represents less than $.005 per share.

 F Total distributions per share do not sum due to rounding.

 G Total returns for periods of less than one year are not annualized.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Amount represents less than .005%.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2065 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.4
Fidelity Series Emerging Markets Opportunities Fund	12.9
Fidelity Series Blue Chip Growth Fund	10.7
Fidelity Series Large Cap Stock Fund	7.5
Fidelity Series Large Cap Growth Index Fund	6.8
Fidelity Series International Value Fund	6.7
Fidelity Series Overseas Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.4
Fidelity Series Value Discovery Fund	5.3
82.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.8%
International Equity Funds	42.4%
Bond Funds	7.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2065 Fund

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

Domestic Equity Funds - 49.8%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	2,244	$32,246
Fidelity Series Commodity Strategy Fund (a)	883	4,514
Fidelity Series Large Cap Growth Index Fund (a)	1,156	20,337
Fidelity Series Large Cap Stock Fund (a)	1,192	22,667
Fidelity Series Large Cap Value Index Fund (a)	2,827	43,427
Fidelity Series Small Cap Opportunities Fund (a)	801	10,907
Fidelity Series Value Discovery Fund (a)	1,003	16,044
TOTAL DOMESTIC EQUITY FUNDS
(Cost $139,264)		150,142

International Equity Funds - 42.4%
Fidelity Series Canada Fund (a)	640	9,935
Fidelity Series Emerging Markets Fund (a)	458	4,252
Fidelity Series Emerging Markets Opportunities Fund (a)	2,120	39,007
Fidelity Series International Growth Fund (a)	1,198	19,870
Fidelity Series International Index Fund (a)	738	8,437
Fidelity Series International Small Cap Fund (a)	345	6,196
Fidelity Series International Value Fund (a)	1,819	20,061
Fidelity Series Overseas Fund (a)	1,583	19,976
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $128,360)		127,734

Bond Funds - 7.8%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	31	302
Fidelity Series Corporate Bond Fund (a)	33	331
Fidelity Series Emerging Markets Debt Fund (a)	185	1,523
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	55	500
Fidelity Series Floating Rate High Income Fund (a)	33	300
Fidelity Series Government Bond Index Fund (a)	48	481
Fidelity Series High Income Fund (a)	201	1,827
Fidelity Series International Credit Fund (a)	3	32
Fidelity Series Investment Grade Bond Fund (a)	47	508
Fidelity Series Investment Grade Securitized Fund (a)	35	343
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,122	16,173
Fidelity Series Real Estate Income Fund (a)	93	1,054
TOTAL BOND FUNDS
(Cost $24,786)		23,374

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.31% (b)
(Cost $19)	19	19
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $292,429)		301,269
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$301,268

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$19	$--	$--	$--	$--	$--	$19	0.0%
Total	$19	$--	$--	$--	$--	$--	$19

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$1,062	$1,059	$3	$(3)	$--	$--
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	2,612	2,239	9	(67)	(4)	302
Fidelity Series Blue Chip Growth Fund	14,957	28,359	7,239	3,991	(335)	(3,496)	32,246
Fidelity Series Canada Fund	3,291	7,117	1,557	127	(8)	1,092	9,935
Fidelity Series Commodity Strategy Fund	3,772	5,332	4,997	1,444	(31)	438	4,514
Fidelity Series Corporate Bond Fund	14	467	146	1	(4)	--	331
Fidelity Series Emerging Markets Debt Fund	742	1,137	232	43	(13)	(111)	1,523
Fidelity Series Emerging Markets Debt Local Currency Fund	247	368	72	14	(5)	(38)	500
Fidelity Series Emerging Markets Fund	2,162	3,329	505	94	(46)	(688)	4,252
Fidelity Series Emerging Markets Opportunities Fund	19,451	33,557	4,829	2,961	(619)	(8,553)	39,007
Fidelity Series Floating Rate High Income Fund	146	214	59	8	(1)	--	300
Fidelity Series Government Bond Index Fund	18	714	246	--	(4)	(1)	481
Fidelity Series Government Money Market Fund 0.31%	353	42	395	--	--	--	--
Fidelity Series High Income Fund	860	1,331	313	63	(8)	(43)	1,827
Fidelity Series Inflation-Protected Bond Index Fund	2,714	1,219	4,051	36	247	(129)	--
Fidelity Series International Credit Fund	33	1	--	1	--	(2)	32
Fidelity Series International Growth Fund	8,062	15,838	2,337	1,025	(170)	(1,523)	19,870
Fidelity Series International Index Fund	3,379	6,281	956	136	(47)	(220)	8,437
Fidelity Series International Small Cap Fund	2,919	4,821	722	532	(85)	(737)	6,196
Fidelity Series International Value Fund	8,112	14,950	3,025	644	(98)	122	20,061
Fidelity Series Investment Grade Bond Fund	20	764	271	1	(4)	(1)	508
Fidelity Series Investment Grade Securitized Fund	13	477	144	--	(2)	(1)	343
Fidelity Series Large Cap Growth Index Fund	9,438	14,730	4,933	403	(139)	1,241	20,337
Fidelity Series Large Cap Stock Fund	10,319	15,714	3,687	1,197	(57)	378	22,667
Fidelity Series Large Cap Value Index Fund	19,714	29,827	7,008	1,964	(170)	1,064	43,427
Fidelity Series Long-Term Treasury Bond Index Fund	3,719	14,654	1,403	157	(176)	(621)	16,173
Fidelity Series Overseas Fund	8,107	15,006	2,507	379	(139)	(491)	19,976
Fidelity Series Real Estate Income Fund	517	733	203	28	(4)	11	1,054
Fidelity Series Short-Term Credit Fund	174	32	206	1	2	(2)	--
Fidelity Series Small Cap Opportunities Fund	4,996	8,883	1,421	1,592	(151)	(1,400)	10,907
Fidelity Series Treasury Bill Index Fund	560	120	680	--	--	--	--
Fidelity Series Value Discovery Fund	7,283	11,644	2,672	1,351	(88)	(123)	16,044
	$136,092	$241,335	$60,114	$18,205	$(2,225)	$(13,838)	$301,250

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$150,142	$150,142	$--	$--
International Equity Funds	127,734	127,734	--	--
Bond Funds	23,374	23,374	--	--
Short-Term Funds	19	19	--	--
Total Investments in Securities:	$301,269	$301,269	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2065 Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $19)	$19
Other affiliated issuers (cost $292,410)	301,250
Total Investment in Securities (cost $292,429)		$301,269
Receivable for investments sold		5,000
Receivable for fund shares sold		648
Total assets		306,917
Liabilities
Payable for investments purchased	$5,649
Total liabilities		5,649
Net Assets		$301,268
Net Assets consist of:
Paid in capital		$288,971
Total accumulated earnings (loss)		12,297
Net Assets		$301,268
Net Asset Value, offering price and redemption price per share ($301,268 ÷ 25,274 shares)		$11.92

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2022
Investment Income
Dividends:
Affiliated issuers		$5,238
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		5,237
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(2,225)
Capital gain distributions from underlying funds:
Affiliated issuers	12,967
Total net realized gain (loss)		10,742
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(13,838)
Total change in net unrealized appreciation (depreciation)		(13,838)
Net gain (loss)		(3,096)
Net increase (decrease) in net assets resulting from operations		$2,141

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,237	$1,920
Net realized gain (loss)	10,742	7,105
Change in net unrealized appreciation (depreciation)	(13,838)	40,195
Net increase (decrease) in net assets resulting from operations	2,141	49,220
Distributions to shareholders	(15,925)	(6,651)
Share transactions
Proceeds from sales of shares	189,639	–
Reinvestment of distributions	15,925	6,651
Cost of shares redeemed	(26,623)	–
Net increase (decrease) in net assets resulting from share transactions	178,941	6,651
Total increase (decrease) in net assets	165,157	49,220
Net Assets
Beginning of period	136,111	86,891
End of period	$301,268	$136,111
Other Information
Shares
Sold	15,261	–
Issued in reinvestment of distributions	1,247	597
Redeemed	(2,151)	–
Net increase (decrease)	14,357	597

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2065 Fund

Years ended March 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.47	$8.42	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.35	.18	.22
Net realized and unrealized gain (loss)	.19D	4.51	(1.46)
Total from investment operations	.54	4.69	(1.24)
Distributions from net investment income	(.32)	(.18)	(.22)
Distributions from net realized gain	(.76)	(.45)	(.12)
Total distributions	(1.09)E	(.64)E	(.34)
Net asset value, end of period	$11.92	$12.47	$8.42
Total ReturnF	3.86%	56.66%	(13.10)%
Ratios to Average Net AssetsC,G,H
Expenses before reductionsI	-%	-%	- %J
Expenses net of fee waivers, if anyI	-%	-%	- %J
Expenses net of all reductionsI	-%	-%	- %J
Net investment income (loss)	2.78%	1.67%	2.88%J
Supplemental Data
Net assets, end of period (000 omitted)	$301	$136	$87
Portfolio turnover rateK	31%	19%	208%J

 A For the period June 28, 2019 (commencement of operations) through March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2022

1. Organization.

Fidelity Flex Freedom Blend Income Fund, Fidelity Flex Freedom Blend 2005 Fund, Fidelity Flex Freedom Blend 2010 Fund, Fidelity Flex Freedom Blend 2015 Fund, Fidelity Flex Freedom Blend 2020 Fund, Fidelity Flex Freedom Blend 2025 Fund, Fidelity Flex Freedom Blend 2030 Fund, Fidelity Flex Freedom Blend 2035 Fund, Fidelity Flex Freedom Blend 2040 Fund, Fidelity Flex Freedom Blend 2045 Fund, Fidelity Flex Freedom Blend 2050 Fund, Fidelity Flex Freedom Blend 2055 Fund, Fidelity Flex Freedom Blend 2060 Fund and Fidelity Flex Freedom Blend 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds are available only to certain fee-based accounts and advisory programs offered by Fidelity. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of March 31, 2022 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or ETFs are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2022, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or ETFs and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Flex Freedom Blend Income Fund	$153,228	$3,660	$(5,729)	$(2,069)
Fidelity Flex Freedom Blend 2005 Fund	132,398	4,123	(4,645)	(522)
Fidelity Flex Freedom Blend 2010 Fund	133,905	5,894	(4,873)	1,021
Fidelity Flex Freedom Blend 2015 Fund	168,049	8,319	(6,585)	1,734
Fidelity Flex Freedom Blend 2020 Fund	263,402	10,983	(11,851)	(868)
Fidelity Flex Freedom Blend 2025 Fund	441,653	13,908	(19,749)	(5,841)
Fidelity Flex Freedom Blend 2030 Fund	1,102,425	19,538	(56,944)	(37,406)
Fidelity Flex Freedom Blend 2035 Fund	1,159,477	28,679	(79,766)	(51,087)
Fidelity Flex Freedom Blend 2040 Fund	871,505	26,912	(52,504)	(25,592)
Fidelity Flex Freedom Blend 2045 Fund	1,000,633	26,826	(60,710)	(33,884)
Fidelity Flex Freedom Blend 2050 Fund	680,661	25,384	(43,771)	(18,387)
Fidelity Flex Freedom Blend 2055 Fund	339,837	22,274	(14,629)	7,645
Fidelity Flex Freedom Blend 2060 Fund	318,352	21,516	(11,538)	9,978
Fidelity Flex Freedom Blend 2065 Fund	295,342	18,973	(13,046)	5,927

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Flex Freedom Blend Income Fund	$129	$1,818	$(2,069)
Fidelity Flex Freedom Blend 2005 Fund	264	2,000	(522)
Fidelity Flex Freedom Blend 2010 Fund	280	2,351	1,021
Fidelity Flex Freedom Blend 2015 Fund	308	2,835	1,734
Fidelity Flex Freedom Blend 2020 Fund	700	3,595	(868)
Fidelity Flex Freedom Blend 2025 Fund	983	4,963	(5,841)
Fidelity Flex Freedom Blend 2030 Fund	2,512	9,696	(37,406)
Fidelity Flex Freedom Blend 2035 Fund	2,629	20,414	(51,087)
Fidelity Flex Freedom Blend 2040 Fund	838	12,987	(25,592)
Fidelity Flex Freedom Blend 2045 Fund	1,240	15,205	(33,884)
Fidelity Flex Freedom Blend 2050 Fund	849	13,845	(18,387)
Fidelity Flex Freedom Blend 2055 Fund	837	6,515	7,645
Fidelity Flex Freedom Blend 2060 Fund	342	6,265	9,978
Fidelity Flex Freedom Blend 2065 Fund	365	6,005	5,927

The tax character of distributions paid was as follows:

March 31, 2022
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Flex Freedom Blend Income Fund	$3,908	$2,615	$6,523
Fidelity Flex Freedom Blend 2005 Fund	4,040	3,222	7,262
Fidelity Flex Freedom Blend 2010 Fund	4,525	4,070	8,595
Fidelity Flex Freedom Blend 2015 Fund	5,405	4,585	9,990
Fidelity Flex Freedom Blend 2020 Fund	6,376	5,185	11,561
Fidelity Flex Freedom Blend 2025 Fund	8,290	5,908	14,198
Fidelity Flex Freedom Blend 2030 Fund	13,050	6,909	19,959
Fidelity Flex Freedom Blend 2035 Fund	24,516	9,303	33,819
Fidelity Flex Freedom Blend 2040 Fund	16,031	9,510	25,541
Fidelity Flex Freedom Blend 2045 Fund	21,493	13,924	35,417
Fidelity Flex Freedom Blend 2050 Fund	16,369	9,040	25,409
Fidelity Flex Freedom Blend 2055 Fund	9,605	8,607	18,212
Fidelity Flex Freedom Blend 2060 Fund	9,163	8,483	17,646
Fidelity Flex Freedom Blend 2065 Fund	8,442	7,483	15,925

March 31, 2021
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Flex Freedom Blend Income Fund	$2,684	$899	$3,583
Fidelity Flex Freedom Blend 2005 Fund	2,883	1,337	4,220
Fidelity Flex Freedom Blend 2010 Fund	3,070	1,903	4,973
Fidelity Flex Freedom Blend 2015 Fund	3,058	2,575	5,633
Fidelity Flex Freedom Blend 2020 Fund	3,145	3,089	6,234
Fidelity Flex Freedom Blend 2025 Fund	3,158	3,527	6,685
Fidelity Flex Freedom Blend 2030 Fund	3,295	4,216	7,511
Fidelity Flex Freedom Blend 2035 Fund	3,100	5,094	8,194
Fidelity Flex Freedom Blend 2040 Fund	2,920	5,383	8,303
Fidelity Flex Freedom Blend 2045 Fund	2,896	5,334	8,230
Fidelity Flex Freedom Blend 2050 Fund	2,894	5,383	8,277
Fidelity Flex Freedom Blend 2055 Fund	2,969	5,301	8,270
Fidelity Flex Freedom Blend 2060 Fund	2,981	5,349	8,330
Fidelity Flex Freedom Blend 2065 Fund	2,605	4,046	6,651

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Freedom Blend Income Fund	83,624	48,446
Fidelity Flex Freedom Blend 2005 Fund	58,805	46,999
Fidelity Flex Freedom Blend 2010 Fund	55,509	44,703
Fidelity Flex Freedom Blend 2015 Fund	91,961	48,833
Fidelity Flex Freedom Blend 2020 Fund	202,889	65,931
Fidelity Flex Freedom Blend 2025 Fund	404,687	90,607
Fidelity Flex Freedom Blend 2030 Fund	1,175,374	203,233
Fidelity Flex Freedom Blend 2035 Fund	1,248,616	221,232
Fidelity Flex Freedom Blend 2040 Fund	861,103	122,159
Fidelity Flex Freedom Blend 2045 Fund	1,107,282	239,433
Fidelity Flex Freedom Blend 2050 Fund	658,769	110,497
Fidelity Flex Freedom Blend 2055 Fund	292,783	85,657
Fidelity Flex Freedom Blend 2060 Fund	248,043	62,414
Fidelity Flex Freedom Blend 2065 Fund	241,335	60,114

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services and the Funds do not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Funds, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Operations as "Net realized gain (loss) on Affiliated issuers."

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
Fidelity Flex Freedom Blend Income Fund	8,733	643
Fidelity Flex Freedom Blend 2005 Fund	7,726	626
Fidelity Flex Freedom Blend 2010 Fund	6,905	549
Fidelity Flex Freedom Blend 2015 Fund	6,973	440
Fidelity Flex Freedom Blend 2020 Fund	7,628	209
Fidelity Flex Freedom Blend 2025 Fund	8,365	117
Fidelity Flex Freedom Blend 2030 Fund	11,262	(137)
Fidelity Flex Freedom Blend 2035 Fund	4,968	120
Fidelity Flex Freedom Blend 2040 Fund	2,702	62
Fidelity Flex Freedom Blend 2045 Fund	4,145	103
Fidelity Flex Freedom Blend 2050 Fund	3,850	77
Fidelity Flex Freedom Blend 2055 Fund	1,816	85
Fidelity Flex Freedom Blend 2060 Fund	1,707	89
Fidelity Flex Freedom Blend 2065 Fund	1,598	71

6. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following Funds:

Affiliated %
Fidelity Flex Freedom Blend Income Fund	81%
Fidelity Flex Freedom Blend 2005 Fund	96%
Fidelity Flex Freedom Blend 2010 Fund	97%
Fidelity Flex Freedom Blend 2015 Fund	81%
Fidelity Flex Freedom Blend 2020 Fund	49%
Fidelity Flex Freedom Blend 2025 Fund	28%
Fidelity Flex Freedom Blend 2040 Fund	14%
Fidelity Flex Freedom Blend 2050 Fund	19%
Fidelity Flex Freedom Blend 2055 Fund	41%
Fidelity Flex Freedom Blend 2060 Fund	44%
Fidelity Flex Freedom Blend 2065 Fund	40%

7. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Aberdeen Street Trust and Shareholders of Fidelity Flex Freedom Blend Income Fund, Fidelity Flex Freedom Blend 2005 Fund, Fidelity Flex Freedom Blend 2010 Fund, Fidelity Flex Freedom Blend 2015 Fund, Fidelity Flex Freedom Blend 2020 Fund, Fidelity Flex Freedom Blend 2025 Fund, Fidelity Flex Freedom Blend 2030 Fund, Fidelity Flex Freedom Blend 2035 Fund, Fidelity Flex Freedom Blend 2040 Fund, Fidelity Flex Freedom Blend 2045 Fund, Fidelity Flex Freedom Blend 2050 Fund, Fidelity Flex Freedom Blend 2055 Fund, Fidelity Flex Freedom Blend 2060 Fund and Fidelity Flex Freedom Blend 2065 Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Flex Freedom Blend Income Fund, Fidelity Flex Freedom Blend 2005 Fund, Fidelity Flex Freedom Blend 2010 Fund, Fidelity Flex Freedom Blend 2015 Fund, Fidelity Flex Freedom Blend 2020 Fund, Fidelity Flex Freedom Blend 2025 Fund, Fidelity Flex Freedom Blend 2030 Fund, Fidelity Flex Freedom Blend 2035 Fund, Fidelity Flex Freedom Blend 2040 Fund, Fidelity Flex Freedom Blend 2045 Fund, Fidelity Flex Freedom Blend 2050 Fund, Fidelity Flex Freedom Blend 2055 Fund, Fidelity Flex Freedom Blend 2060 Fund and Fidelity Flex Freedom Blend 2065 Fund (fourteen of the funds constituting Fidelity Aberdeen Street Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2022, the related statements of operations for the year ended March 31, 2022, the statements of changes in net assets for each of the two years in the period ended March 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2022, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

May 12, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 317 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants).

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President and Director of Fidelity Diversifying Solutions LLC (investment adviser firm, 2021-present), President and Director of FIAM LLC (investment adviser firm, 2020-present), and is an employee of Fidelity Investments (2018-present). Previously, Mr. Zlotnikov served as President and Chief Investment Officer of Global Asset Allocation (2018-2020). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2002-2018).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A,B	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period-October 1, 2021 to March 31, 2022-C,D
Fidelity Flex Freedom Blend Income Fund	- %
Actual		$1,000.00	$967.30	$-
Hypothetical-E		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom Blend 2005 Fund	- %
Actual		$1,000.00	$967.20	$-
Hypothetical-E		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom Blend 2010 Fund	- %
Actual		$1,000.00	$968.20	$-
Hypothetical-E		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom Blend 2015 Fund	- %
Actual		$1,000.00	$968.20	$-
Hypothetical-E		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom Blend 2020 Fund	- %
Actual		$1,000.00	$969.70	$-
Hypothetical-E		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom Blend 2025 Fund	- %
Actual		$1,000.00	$971.30	$-
Hypothetical-E		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom Blend 2030 Fund	- %
Actual		$1,000.00	$972.10	$-
Hypothetical-E		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom Blend 2035 Fund	- %
Actual		$1,000.00	$977.90	$-
Hypothetical-E		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom Blend 2040 Fund	- %
Actual		$1,000.00	$983.00	$-
Hypothetical-E		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom Blend 2045 Fund	- %
Actual		$1,000.00	$982.70	$-
Hypothetical-E		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom Blend 2050 Fund	- %
Actual		$1,000.00	$982.40	$-
Hypothetical-E		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom Blend 2055 Fund	- %
Actual		$1,000.00	$983.00	$-
Hypothetical-E		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom Blend 2060 Fund	- %
Actual		$1,000.00	$982.20	$-
Hypothetical-E		$1,000.00	$1,024.93	$-
Fidelity Flex Freedom Blend 2065 Fund	- %
Actual		$1,000.00	$982.80	$-
Hypothetical-E		$1,000.00	$1,024.93	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Amount represents less than .005%.

 C Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2022, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Flex Freedom Blend Income Fund	$3,095
Fidelity Flex Freedom Blend 2005 Fund	$3,584
Fidelity Flex Freedom Blend 2010 Fund	$4,355
Fidelity Flex Freedom Blend 2015 Fund	$4,949
Fidelity Flex Freedom Blend 2020 Fund	$5,938
Fidelity Flex Freedom Blend 2025 Fund	$7,731
Fidelity Flex Freedom Blend 2030 Fund	$13,031
Fidelity Flex Freedom Blend 2035 Fund	$25,810
Fidelity Flex Freedom Blend 2040 Fund	$18,331
Fidelity Flex Freedom Blend 2045 Fund	$24,928
Fidelity Flex Freedom Blend 2050 Fund	$18,761
Fidelity Flex Freedom Blend 2055 Fund	$10,865
Fidelity Flex Freedom Blend 2060 Fund	$10,533
Fidelity Flex Freedom Blend 2065 Fund	$9,819

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Flex Freedom Blend Income Fund	28.84%
Fidelity Flex Freedom Blend 2005 Fund	21.15%
Fidelity Flex Freedom Blend 2010 Fund	16.21%
Fidelity Flex Freedom Blend 2015 Fund	12.68%
Fidelity Flex Freedom Blend 2020 Fund	10.66%
Fidelity Flex Freedom Blend 2025 Fund	8.43%
Fidelity Flex Freedom Blend 2030 Fund	7.93%
Fidelity Flex Freedom Blend 2035 Fund	2.62%
Fidelity Flex Freedom Blend 2040 Fund	2.09%
Fidelity Flex Freedom Blend 2045 Fund	1.94%
Fidelity Flex Freedom Blend 2050 Fund	2.26%
Fidelity Flex Freedom Blend 2055 Fund	2.26%
Fidelity Flex Freedom Blend 2060 Fund	2.26%
Fidelity Flex Freedom Blend 2065 Fund	2.25%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

Fidelity Flex Freedom Blend Income Fund
April 2021	0%
May 2021	2%
June 2021	3%
July 2021	3%
August 2021	3%
September 2021	3%
October 2021	3%
November 2021	3%
December 2021	3%
February 2022	1%
March 2022	-
Fidelity Flex Freedom Blend 2005 Fund
May 2021	1%
December 2021	3%
Fidelity Flex Freedom Blend 2010 Fund
May 2021	2%
December 2021	5%
Fidelity Flex Freedom Blend 2015 Fund
May 2021	3%
December 2021	6%
Fidelity Flex Freedom Blend 2020 Fund
May 2021	5%
December 2021	8%
Fidelity Flex Freedom Blend 2025 Fund
May 2021	8%
December 2021	9%
Fidelity Flex Freedom Blend 2030 Fund
May 2021	10%
December 2021	11%
Fidelity Flex Freedom Blend 2035 Fund
May 2021	9%
December 2021	13%
Fidelity Flex Freedom Blend 2040 Fund
May 2021	15%
December 2021	13%
Fidelity Flex Freedom Blend 2045 Fund
May 2021	17%
December 2021	12%
Fidelity Flex Freedom Blend 2050 Fund
May 2021	12%
December 2021	14%
Fidelity Flex Freedom Blend 2055 Fund
May 2021	27%
December 2021	12%
Fidelity Flex Freedom Blend 2060 Fund
May 2021	18%
December 2021	12%
Fidelity Flex Freedom Blend 2065 Fund
May 2021	18%
December 2021	12%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Flex Freedom Blend Income Fund
April 2021	0%
May 2021	7%
June 2021	11%
July 2021	11%
August 2021	11%
September 2021	11%
October 2021	11%
November 2021	11%
December 2021	11%
February 2022	0%
March 2022	-
Fidelity Flex Freedom Blend 2005 Fund
May 2021	2%
December 2021	11%
Fidelity Flex Freedom Blend 2010 Fund
May 2021	3%
December 2021	14%
Fidelity Flex Freedom Blend 2015 Fund
May 2021	3%
December 2021	17%
Fidelity Flex Freedom Blend 2020 Fund
May 2021	6%
December 2021	20%
Fidelity Flex Freedom Blend 2025 Fund
May 2021	9%
December 2021	22%
Fidelity Flex Freedom Blend 2030 Fund
May 2021	10%
December 2021	27%
Fidelity Flex Freedom Blend 2035 Fund
May 2021	10%
December 2021	32%
Fidelity Flex Freedom Blend 2040 Fund
May 2021	17%
December 2021	29%
Fidelity Flex Freedom Blend 2045 Fund
May 2021	19%
December 2021	27%
Fidelity Flex Freedom Blend 2050 Fund
May 2021	14%
December 2021	33%
Fidelity Flex Freedom Blend 2055 Fund
May 2021	29%
December 2021	27%
Fidelity Flex Freedom Blend 2060 Fund
May 2021	19%
December 2021	27%
Fidelity Flex Freedom Blend 2065 Fund
May 2021	19%
December 2021	27%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity Flex Freedom Blend Income Fund
April 2021	0%
May 2021	1%
June 2021	1%
July 2021	1%
August 2021	1%
September 2021	1%
October 2021	1%
November 2021	1%
December 2021	1%
February 2022	1%
March 2022	-
Fidelity Flex Freedom Blend 2005 Fund
May 2021	1%
December 2021	1%
Fidelity Flex Freedom Blend 2010 Fund
May 2021	1%
December 2021	1%
Fidelity Flex Freedom Blend 2015 Fund
May 2021	1%
December 2021	1%
Fidelity Flex Freedom Blend 2020 Fund
May 2021	1%
December 2021	1%
Fidelity Flex Freedom Blend 2025 Fund
May 2021	1%
December 2021	1%
Fidelity Flex Freedom Blend 2030 Fund
May 2021	1%
December 2021	1%
Fidelity Flex Freedom Blend 2035 Fund
May 2021	1%
December 2021	1%
Fidelity Flex Freedom Blend 2040 Fund
May 2021	1%
December 2021	1%
Fidelity Flex Freedom Blend 2045 Fund
May 2021	1%
December 2021	1%
Fidelity Flex Freedom Blend 2050 Fund
May 2021	1%
December 2021	1%
Fidelity Flex Freedom Blend 2055 Fund
May 2021	1%
December 2021	1%
Fidelity Flex Freedom Blend 2060 Fund
May 2021	1%
December 2021	1%
Fidelity Flex Freedom Blend 2065 Fund
May 2021	1%
December 2021	1%

The funds will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

XFC-ANN-0522
1.9884226.104

Item 2.

Code of Ethics

As of the end of the period, March 31, 2022, Fidelity Aberdeen Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Advisor Freedom Income Fund,  Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund, Fidelity Advisor Freedom 2065 Fund, Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund and Fidelity Freedom Index 2065 Fund (the “Funds”):

Services Billed by Deloitte Entities

March 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Freedom Income Fund	$23,000	$-	$7,600	$600
Fidelity Advisor Freedom 2005 Fund	$21,800	$-	$7,600	$600
Fidelity Advisor Freedom 2010 Fund	$21,800	$-	$7,600	$600
Fidelity Advisor Freedom 2015 Fund	$21,800	$-	$7,600	$600
Fidelity Advisor Freedom 2020 Fund	$21,800	$-	$7,600	$600
Fidelity Advisor Freedom 2025 Fund	$21,800	$-	$7,600	$600
Fidelity Advisor Freedom 2030 Fund	$21,800	$-	$7,600	$600
Fidelity Advisor Freedom 2035 Fund	$21,800	$-	$7,600	$600
Fidelity Advisor Freedom 2040 Fund	$21,800	$-	$7,600	$600
Fidelity Advisor Freedom 2045 Fund	$23,000	$-	$7,600	$600
Fidelity Advisor Freedom 2050 Fund	$21,800	$-	$7,600	$600
Fidelity Advisor Freedom 2055 Fund	$23,000	$-	$7,600	$600
Fidelity Advisor Freedom 2060 Fund	$23,000	$-	$7,600	$600
Fidelity Advisor Freedom 2065 Fund	$21,500	$-	$7,900	$600
Fidelity Freedom Index Income Fund	$18,600	$-	$7,100	$500
Fidelity Freedom Index 2005 Fund	$18,600	$-	$7,100	$500
Fidelity Freedom Index 2010 Fund	$18,600	$-	$7,100	$500
Fidelity Freedom Index 2015 Fund	$18,600	$-	$7,100	$500
Fidelity Freedom Index 2020 Fund	$18,600	$-	$7,100	$500
Fidelity Freedom Index 2025 Fund	$18,600	$-	$7,100	$500
Fidelity Freedom Index 2030 Fund	$18,600	$-	$7,100	$500
Fidelity Freedom Index 2035 Fund	$18,600	$-	$7,100	$500
Fidelity Freedom Index 2040 Fund	$18,600	$-	$7,100	$500
Fidelity Freedom Index 2045 Fund	$18,600	$-	$7,100	$500
Fidelity Freedom Index 2050 Fund	$18,600	$-	$7,100	$500
Fidelity Freedom Index 2055 Fund	$18,700	$-	$7,100	$500
Fidelity Freedom Index 2060 Fund	$18,700	$-	$7,100	$500
Fidelity Freedom Index 2065 Fund	$18,800	$-	$7,900	$500

March 31, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Freedom Income Fund	$22,400	$-	$7,100	$600
Fidelity Advisor Freedom 2005 Fund	$21,300	$-	$7,400	$600
Fidelity Advisor Freedom 2010 Fund	$21,300	$-	$7,100	$600
Fidelity Advisor Freedom 2015 Fund	$21,300	$-	$7,100	$600
Fidelity Advisor Freedom 2020 Fund	$21,300	$-	$7,100	$600
Fidelity Advisor Freedom 2025 Fund	$21,300	$-	$7,100	$600
Fidelity Advisor Freedom 2030 Fund	$21,300	$-	$7,100	$600
Fidelity Advisor Freedom 2035 Fund	$21,300	$-	$7,100	$600
Fidelity Advisor Freedom 2040 Fund	$21,300	$-	$7,400	$600
Fidelity Advisor Freedom 2045 Fund	$22,400	$-	$7,100	$600
Fidelity Advisor Freedom 2050 Fund	$21,300	$-	$7,400	$600
Fidelity Advisor Freedom 2055 Fund	$22,400	$-	$7,100	$600
Fidelity Advisor Freedom 2060 Fund	$22,400	$-	$7,400	$600
Fidelity Advisor Freedom 2065 Fund	$20,900	$-	$7,400	$500
Fidelity Freedom Index Income Fund	$19,400	$-	$6,900	$500
Fidelity Freedom Index 2005 Fund	$19,400	$-	$6,900	$500
Fidelity Freedom Index 2010 Fund	$19,400	$-	$6,900	$500
Fidelity Freedom Index 2015 Fund	$19,400	$-	$6,900	$500
Fidelity Freedom Index 2020 Fund	$19,400	$-	$6,900	$500
Fidelity Freedom Index 2025 Fund	$19,400	$-	$6,900	$500
Fidelity Freedom Index 2030 Fund	$19,400	$-	$6,900	$500
Fidelity Freedom Index 2035 Fund	$19,400	$-	$6,900	$500
Fidelity Freedom Index 2040 Fund	$19,400	$-	$6,900	$500
Fidelity Freedom Index 2045 Fund	$19,400	$-	$6,900	$500
Fidelity Freedom Index 2050 Fund	$19,400	$-	$6,900	$500
Fidelity Freedom Index 2055 Fund	$19,500	$-	$6,900	$500
Fidelity Freedom Index 2060 Fund	$19,500	$-	$6,900	$500
Fidelity Freedom Index 2065 Fund	$18,900	$-	$7,400	$500

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Flex Freedom Blend Income Fund, Fidelity Flex Freedom Blend 2005 Fund, Fidelity Flex Freedom Blend 2010 Fund, Fidelity Flex Freedom Blend 2015 Fund, Fidelity Flex Freedom Blend 2020 Fund, Fidelity Flex Freedom Blend 2025 Fund, Fidelity Flex Freedom Blend 2030 Fund, Fidelity Flex Freedom Blend 2035 Fund, Fidelity Flex Freedom Blend 2040 Fund, Fidelity Flex Freedom Blend 2045 Fund, Fidelity Flex Freedom Blend 2050 Fund, Fidelity Flex Freedom Blend 2055 Fund, Fidelity Flex Freedom Blend 2060 Fund, Fidelity Flex Freedom Blend 2065 Fund, Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund, Fidelity Freedom 2065 Fund, Fidelity Freedom Blend Income Fund, Fidelity Freedom Blend 2005 Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund, Fidelity Freedom Blend 2060 Fund and Fidelity Freedom Blend 2065 Fund (the “Funds”):

Services Billed by PwC

March 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Freedom Blend Income Fund	$14,300	$1,500	$5,500	$600
Fidelity Flex Freedom Blend 2005 Fund	$16,500	$1,600	$5,500	$700
Fidelity Flex Freedom Blend 2010 Fund	$16,500	$1,600	$5,500	$700
Fidelity Flex Freedom Blend 2015 Fund	$16,500	$1,600	$5,500	$700
Fidelity Flex Freedom Blend 2020 Fund	$16,500	$1,600	$5,500	$700
Fidelity Flex Freedom Blend 2025 Fund	$16,500	$1,600	$5,500	$700
Fidelity Flex Freedom Blend 2030 Fund	$16,500	$1,600	$5,500	$700
Fidelity Flex Freedom Blend 2035 Fund	$16,500	$1,600	$5,500	$700
Fidelity Flex Freedom Blend 2040 Fund	$16,500	$1,600	$5,500	$700
Fidelity Flex Freedom Blend 2045 Fund	$16,500	$1,600	$5,500	$700
Fidelity Flex Freedom Blend 2050 Fund	$16,500	$1,600	$5,500	$700
Fidelity Flex Freedom Blend 2055 Fund	$16,500	$1,600	$5,500	$700
Fidelity Flex Freedom Blend 2060 Fund	$16,500	$1,600	$5,500	$700
Fidelity Flex Freedom Blend 2065 Fund	$16,500	$1,600	$5,500	$700
Fidelity Freedom Income Fund	$18,600	$1,800	$5,200	$800
Fidelity Freedom 2005 Fund	$18,600	$1,800	$5,200	$800
Fidelity Freedom 2010 Fund	$18,600	$1,800	$5,200	$800
Fidelity Freedom 2015 Fund	$18,600	$1,800	$5,200	$800
Fidelity Freedom 2020 Fund	$18,600	$1,800	$5,200	$800
Fidelity Freedom 2025 Fund	$18,600	$1,800	$5,200	$800
Fidelity Freedom 2030 Fund	$18,600	$1,800	$5,200	$800
Fidelity Freedom 2035 Fund	$18,600	$1,800	$5,200	$800
Fidelity Freedom 2040 Fund	$18,600	$1,800	$5,200	$800
Fidelity Freedom 2045 Fund	$18,600	$1,800	$5,200	$800
Fidelity Freedom 2050 Fund	$18,600	$1,800	$5,200	$800
Fidelity Freedom 2055 Fund	$18,600	$1,800	$5,200	$800
Fidelity Freedom 2060 Fund	$18,600	$1,800	$5,200	$800
Fidelity Freedom 2065 Fund	$18,600	$1,800	$7,000	$800
Fidelity Freedom Blend Income Fund	$22,200	$1,800	$5,800	$800
Fidelity Freedom Blend 2005 Fund	$22,200	$1,800	$5,800	$800
Fidelity Freedom Blend 2010 Fund	$22,200	$1,800	$5,800	$800
Fidelity Freedom Blend 2015 Fund	$22,200	$1,800	$7,600	$800
Fidelity Freedom Blend 2020 Fund	$22,200	$1,800	$7,600	$800
Fidelity Freedom Blend 2025 Fund	$22,200	$1,800	$7,600	$800
Fidelity Freedom Blend 2030 Fund	$22,200	$1,800	$7,600	$800
Fidelity Freedom Blend 2035 Fund	$22,200	$1,800	$7,600	$800
Fidelity Freedom Blend 2040 Fund	$22,200	$1,800	$7,600	$800
Fidelity Freedom Blend 2045 Fund	$22,200	$1,800	$7,600	$800
Fidelity Freedom Blend 2050 Fund	$22,200	$1,800	$7,600	$800
Fidelity Freedom Blend 2055 Fund	$22,200	$1,800	$7,600	$800
Fidelity Freedom Blend 2060 Fund	$22,200	$1,800	$7,600	$800
Fidelity Freedom Blend 2065 Fund	$22,200	$1,800	$7,500	$800

March 31, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Freedom Blend Income Fund	$14,000	$1,400	$5,400	$800
Fidelity Flex Freedom Blend 2005 Fund	$16,200	$1,600	$5,400	$800
Fidelity Flex Freedom Blend 2010 Fund	$16,200	$1,600	$5,400	$800
Fidelity Flex Freedom Blend 2015 Fund	$16,200	$1,600	$5,400	$800
Fidelity Flex Freedom Blend 2020 Fund	$16,200	$1,600	$5,400	$800
Fidelity Flex Freedom Blend 2025 Fund	$16,200	$1,600	$5,400	$800
Fidelity Flex Freedom Blend 2030 Fund	$16,200	$1,600	$5,400	$800
Fidelity Flex Freedom Blend 2035 Fund	$16,200	$1,600	$5,400	$800
Fidelity Flex Freedom Blend 2040 Fund	$16,200	$1,600	$5,400	$800
Fidelity Flex Freedom Blend 2045 Fund	$16,200	$1,600	$5,400	$800
Fidelity Flex Freedom Blend 2050 Fund	$16,200	$1,600	$5,400	$800
Fidelity Flex Freedom Blend 2055 Fund	$16,200	$1,600	$5,400	$800
Fidelity Flex Freedom Blend 2060 Fund	$16,200	$1,600	$5,400	$800
Fidelity Flex Freedom Blend 2065 Fund	$16,200	$1,500	$5,400	$800
Fidelity Freedom Income Fund	$18,100	$1,800	$5,100	$900
Fidelity Freedom 2005 Fund	$18,100	$1,800	$5,100	$900
Fidelity Freedom 2010 Fund	$18,100	$1,800	$5,100	$900
Fidelity Freedom 2015 Fund	$18,100	$1,800	$5,100	$900
Fidelity Freedom 2020 Fund	$18,100	$1,800	$5,100	$900
Fidelity Freedom 2025 Fund	$18,100	$1,800	$5,100	$900
Fidelity Freedom 2030 Fund	$18,100	$1,800	$5,100	$900
Fidelity Freedom 2035 Fund	$18,100	$1,800	$5,100	$900
Fidelity Freedom 2040 Fund	$18,100	$1,800	$5,100	$900
Fidelity Freedom 2045 Fund	$18,100	$1,800	$5,100	$900
Fidelity Freedom 2050 Fund	$18,100	$1,800	$5,100	$900
Fidelity Freedom 2055 Fund	$18,100	$1,800	$5,100	$900
Fidelity Freedom 2060 Fund	$18,100	$1,800	$5,100	$900
Fidelity Freedom 2065 Fund	$19,800	$1,600	$5,100	$800
Fidelity Freedom Blend Income Fund	$19,000	$1,800	$5,700	$900
Fidelity Freedom Blend 2005 Fund	$19,000	$1,800	$5,700	$900
Fidelity Freedom Blend 2010 Fund	$19,000	$1,800	$5,700	$900
Fidelity Freedom Blend 2015 Fund	$20,800	$1,800	$7,400	$900
Fidelity Freedom Blend 2020 Fund	$20,800	$1,800	$7,400	$900
Fidelity Freedom Blend 2025 Fund	$20,800	$1,800	$7,400	$900
Fidelity Freedom Blend 2030 Fund	$20,800	$1,800	$7,400	$900
Fidelity Freedom Blend 2035 Fund	$20,800	$1,800	$7,400	$900
Fidelity Freedom Blend 2040 Fund	$20,800	$1,800	$5,700	$900
Fidelity Freedom Blend 2045 Fund	$20,800	$1,800	$7,400	$900
Fidelity Freedom Blend 2050 Fund	$20,800	$1,800	$5,700	$900
Fidelity Freedom Blend 2055 Fund	$20,800	$1,800	$7,400	$900
Fidelity Freedom Blend 2060 Fund	$20,800	$1,800	$7,400	$900
Fidelity Freedom Blend 2065 Fund	$20,800	$1,600	$7,400	$800

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	March 31, 2022A	March 31, 2021A
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

Services Billed by PwC

	March 31, 2022A	March 31, 2021A
Audit-Related Fees	$7,914,600	$9,015,700
Tax Fees	$353,200	$14,300
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	March 31, 2022A	March 31, 2021A
Deloitte Entities	$679,900	$734,900
PwC	$13,774,500	$14,501,100

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 19, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 19, 2022